UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03833-01

MainStay VP Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 576-7000

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

The schedule of investments for the period ended March 31, 2018 is filed herewith.

MainStay VP Absolute Return Multi-Strategy Portfolio

Consolidated Portfolio of Investments March 31, 2018 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 0.5% †
Corporate Bonds 0.5%
Banks 0.2%
Bank of America Corp.
3.004%, due 12/20/23 (a)(b)	$138,000	$135,358
4.20%, due 8/26/24	130,000	132,038
Citigroup, Inc. 4.60%, due 3/9/26	130,000	133,347
Goldman Sachs Group, Inc.
5.375%, due 3/15/20	130,000	135,551
6.75%, due 10/1/37	60,000	75,163
Morgan Stanley
5.00%, due 11/24/25	130,000	135,943
5.50%, due 1/26/20	130,000	135,680
		883,080
Food 0.1%
Kraft Heinz Foods Co. 2.80%, due 7/2/20	140,000	139,031
Tyson Foods, Inc. 3.95%, due 8/15/24	265,000	266,638
		405,669
Health Care - Products 0.1%
Boston Scientific Corp. 2.85%, due 5/15/20	235,000	233,472

Health Care - Services 0.0% ‡
Laboratory Corporation of America Holdings 2.625%, due 2/1/20	235,000	233,146

Home Builders 0.0% ‡
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24	130,000	131,911

Oil & Gas 0.1%
Petrobras Global Finance B.V. 7.375%, due 1/17/27	120,000	130,020
Petroleos Mexicanos 6.75%, due 9/21/47	175,000	177,079
		307,099
Private Equity 0.0% ‡
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 5.875%, due 2/1/22	135,000	135,338

Retail 0.0% ‡
AutoNation, Inc. 3.35%, due 1/15/21	180,000	179,831

Telecommunications 0.0% ‡
T-Mobile USA, Inc. 6.375%, due 3/1/25	130,000	135,850

Total Long-Term Bonds (Cost $2,630,701)		2,645,396

		Shares
	Common Stocks 27.7%
	Aerospace & Defense 0.1%
	Arconic, Inc. (c)	13,600	313,344
	FACC A.G. (c)(d)	6,460	177,256
	OHB S.E.	4,601	199,278
			689,878
	Air Freight & Logistics 0.2%
	CTT-Correios de Portugal S.A.	161,055	619,876
	XPO Logistics, Inc. (c)(d)	7,600	773,756
			1,393,632
	Airlines 0.3%
	Air New Zealand, Ltd.	67,615	157,835
	Deutsche Lufthansa A.G., Registered (c)	22,982	733,536
	Finnair OYJ	20,231	281,294
	International Consolidated Airlines Group S.A. (c)	90,309	780,067
			1,952,732
	Auto Components 0.0% ‡
	Sogefi S.p.A. (d)	3,494	12,571
	Tower International, Inc. (c)	4,300	119,325
			131,896
	Automobiles 0.3%
	Fiat Chrysler Automobiles N.V. (c)(d)	37,312	757,616
	Thor Industries, Inc. (c)	6,000	691,020
			1,448,636
	Banks 0.5%
	Bancorp, Inc. (c)(d)	63,100	681,480
	Customers Bancorp, Inc. (c)(d)	12,500	364,375
	Franklin Financial Network, Inc. (c)(d)	18,000	586,800
	OFG Bancorp (c)	51,500	538,175
	Raiffeisen Bank International A.G. (c)(d)	20,451	794,928
	SpareBank 1 SMN	12,752	131,607
			3,097,365
	Building Products 0.1%
	Builders FirstSource, Inc. (c)(d)	31,300	620,992
	GWA Group, Ltd.	41,418	106,885
			727,877
	Capital Markets 0.6%
	CMC Markets PLC (b)	30,079	71,404
	Investec PLC (c)	9,184	70,817
	Lazard, Ltd., Class A (c)	13,900	730,584
	Legg Mason, Inc. (c)	19,300	784,545
	LPL Financial Holdings, Inc. (c)	12,300	751,161
	Natixis S.A. (c)	89,673	734,631
	Swissquote Group Holding S.A., Registered	3,785	229,634
			3,372,776
	Chemicals 0.5%
	Covestro A.G. (b)(c)	6,977	685,586
	FMC Corp. (c)	5,700	436,449
	Huntsman Corp. (c)	24,800	725,400
	Olin Corp. (c)	24,500	744,555
			2,591,990
	Commercial Services & Supplies 0.2%
	Derichebourg S.A.	19,943	175,330
	Pitney Bowes, Inc. (c)	63,300	689,337
	Quad Graphics, Inc. (c)	10,300	261,105
	SmartGroup Corp., Ltd.	12,502	104,952
			1,230,724
	Communications Equipment 0.4%
	ARRIS International PLC (c)(d)	29,300	778,501
	EchoStar Corp., Class A (c)(d)	2,500	131,925
	Juniper Networks, Inc. (c)	30,300	737,199
	Plantronics, Inc. (c)	9,200	555,404
			2,203,029
	Construction & Engineering 0.2%
	Chip Eng Seng Corp., Ltd.	218,600	164,223
	Galliford Try PLC (c)	34,746	407,051
	Mota-Engil SGPS S.A.	86,798	349,238
	Per Aarsleff Holding A/S	2,036	76,116
	Salini Impregilo S.p.A.	59,421	176,206
			1,172,834
	Consumer Finance 0.0% ‡
	B2Holding ASA	24,918	62,305
	Enova International, Inc. (c)(d)	7,500	165,375
			227,680
	Containers & Packaging 0.1%
	Ardagh Group S.A. (c)	4,100	76,588
	Papeles y Cartones de Europa S.A.	23,523	409,845
			486,433
	Diversified Financial Services 0.1%
	EXOR N.V.	10,674	758,084

	Electrical Equipment 0.2%
	Atkore International Group, Inc. (c)(d)	21,800	432,730
	Mersen S.A.	2,978	135,395
	TPI Composites, Inc. (c)(d)	29,800	669,010
			1,237,135
	Electronic Equipment, Instruments & Components 0.6%
	AT&S Austria Technologie & Systemtechnik A.G. (c)	21,340	577,672
	Insight Enterprises, Inc. (c)(d)	5,900	206,087
	Jabil, Inc. (c)	27,700	795,821
	KEMET Corp. (c)(d)	24,300	440,559
	Mycronic A.B.	17,779	227,406
	Sanmina Corp. (c)(d)	14,700	384,405
	Venture Corp., Ltd.	30,000	643,176
			3,275,126
	Energy Equipment & Services 0.6%
	BW Offshore, Ltd. (d)	53,216	290,560
	Exterran Corp. (c)(d)	24,300	648,810
	Matrix Service Co. (c)(d)	7,600	104,120
	McDermott International, Inc. (c)(d)	84,700	515,823
	Oceaneering International, Inc. (c)	43,300	802,782
	TETRA Technologies, Inc. (d)	167,000	626,250
	Transocean, Ltd. (c)(d)	24,900	246,510
			3,234,855
	Food & Staples Retailing 0.0% ‡
	Conviviality PLC (e)	74,434	105,684

	Food Products 0.7%
	Austevoll Seafood ASA	62,106	621,947
	Bellamy's Australia, Ltd. (d)	2,390	36,419
	Bunge, Ltd. (c)	10,300	761,582
	Grieg Seafood ASA (c)	72,265	665,604
	Norway Royal Salmon ASA	15,117	310,100
	Pilgrim's Pride Corp. (c)(d)	29,700	730,917
	Seaboard Corp. (c)	72	307,080
	TreeHouse Foods, Inc. (c)(d)	19,200	734,784
			4,168,433
	Health Care Equipment & Supplies 0.5%
	Accuray, Inc. (c)(d)	54,600	273,000
	Cutera, Inc. (c)(d)	10,600	532,650
	El.En. S.p.A.	14,694	585,799
	Hill-Rom Holdings, Inc. (c)	9,500	826,500
	Lantheus Holdings, Inc. (c)(d)	40,600	645,540
			2,863,489
	Health Care Providers & Services 0.8%
	AmerisourceBergen Corp. (c)	8,100	698,301
	Centene Corp. (c)(d)	5,400	577,098
	Mediclinic International PLC (c)	83,617	705,062
	Molina Healthcare, Inc. (c)(d)	8,800	714,384
	RadNet, Inc. (c)(d)	29,400	423,360
	Summerset Group Holdings, Ltd.	15,968	80,088
	Triple-S Management Corp., Class B (c)(d)	24,000	627,360
	WellCare Health Plans, Inc. (c)(d)	4,000	774,520
			4,600,173
	Hotels, Restaurants & Leisure 0.6%
	Carrols Restaurant Group, Inc. (c)(d)	14,400	161,280
	Crown Resorts, Ltd.	74,581	726,907
	Flight Centre Travel Group, Ltd.	16,985	743,453
	International Game Technology PLC (c)	17,900	478,467
	J.D. Wetherspoon PLC (c)	27,389	437,681
	Jackpotjoy PLC (d)	2,265	25,804
	LeoVegas A.B. (b)	16,463	140,185
	Scandic Hotels Group A.B. (b)	4,971	47,598
	TUI A.G. (c)	36,786	788,613
			3,549,988
	Household Durables 0.3%
	Beazer Homes USA, Inc. (c)(d)	4,100	65,395
	JM A.B.	7,865	178,497
	Persimmon PLC (c)	22,151	786,270
	Redrow PLC (c)	44,241	369,628
	ZAGG, Inc. (c)(d)	40,700	496,540
			1,896,330
	Independent Power & Renewable Electricity Producers 0.3%
	Falck Renewables S.p.A.	235,134	607,573
	Uniper S.E. (c)	26,100	794,840
			1,402,413
	Industrial Conglomerates 0.0% ‡
	Nolato A.B.	2,627	191,603

	Insurance 0.4%
	American Equity Investment Life Holding Co. (c)	2,500	73,400
	Athene Holding, Ltd., Class A (c)(d)	15,800	755,398
	NN Group N.V. (c)	17,580	779,592
	Societa Cattolica di Assicurazioni S.C.	54,740	582,619
			2,191,009
	Internet & Direct Marketing Retail 0.3%
	1-800-Flowers.com, Inc., Class A (c)(d)	9,200	108,560
	Expedia, Inc. (c)	7,000	772,870
	Liberty Expedia Holdings, Inc., Class A (c)(d)	18,500	726,680
	N Brown Group PLC	98,820	244,708
			1,852,818
	Internet Software & Services 0.4%
	Akamai Technologies, Inc. (c)(d)	2,800	198,744
	Carbonite, Inc. (c)(d)	13,900	400,320
	Care.com, Inc. (c)(d)	35,600	579,212
	LivePerson, Inc. (c)(d)	19,600	320,460
	Web.com Group, Inc. (c)(d)	33,200	600,920
			2,099,656
	IT Services 0.8%
	Alliance Data Systems Corp. (c)	3,300	702,438
	Atea ASA	4,699	76,251
	Booz Allen Hamilton Holding Corp. (c)	20,200	782,144
	Computershare, Ltd.	35,122	466,945
	Conduent, Inc. (c)(d)	40,300	751,192
	DXC Technology Co. (c)	1,500	150,795
	Equiniti Group PLC (b)	45,757	191,628
	Euronet Worldwide, Inc. (c)(d)	8,800	694,496
	Teradata Corp. (c)(d)	18,700	741,829
			4,557,718
	Leisure Products 0.2%
	Brunswick Corp. (c)	12,200	724,558
	Trigano S.A. (c)	1,268	228,883
			953,441
	Machinery 1.0%
	AGCO Corp. (c)	11,200	726,320
	Alstom S.A. (c)	4,935	222,306
	Bobst Group S.A., Registered	3,678	406,658
	Deutz A.G.	24,200	221,838
	Fenner PLC (c)	14,085	120,346
	Hyster-Yale Materials Handling, Inc. (c)	7,400	517,482
	Manitowoc Co., Inc. (c)(d)	22,000	626,120
	Meritor, Inc. (c)(d)	5,400	111,024
	Prima Industrie S.p.A.	6,423	288,466
	Trinity Industries, Inc. (c)	14,900	486,187
	Vesuvius PLC (c)	9,219	75,471
	Volvo A.B,, Class B (c)	6,292	114,728
	Wabash National Corp. (c)	30,200	628,462
	Wacker Neuson S.E.	11,131	385,409
	Yangzijiang Shipbuilding Holdings, Ltd.	671,500	619,696
			5,550,513
	Marine 0.0% ‡
	Matson, Inc. (c)	5,400	154,656

	Media 0.5%
	Entravision Communications Corp.	98,400	462,480
	Gannett Co., Inc. (c)	66,800	666,664
	MDC Partners, Inc., Class A (c)(d)	17,300	124,560
	Nine Entertainment Co. Holdings, Ltd.	358,886	625,708
	ProSiebenSat.1 Media S.E. (c)	19,875	689,147
	tronc, Inc. (c)(d)	27,300	448,266
			3,016,825
	Metals & Mining 1.6%
	Anglo American PLC (c)	33,444	779,374
	Ausdrill, Ltd.	36,824	76,363
	BlueScope Steel, Ltd.	5,514	63,906
	Boliden A.B. (c)	22,331	782,272
	Centamin PLC	81,307	176,073
	Coeur Mining, Inc. (c)(d)	79,700	637,600
	Eramet (c)(d)	3,910	537,876
	Evraz PLC (c)	38,819	236,642
	Ferrexpo PLC	151,118	517,962
	Fortescue Metals Group, Ltd.	193,277	642,773
	Granges A.B.	10,751	126,118
	Mineral Resources, Ltd.	44,670	582,906
	OZ Minerals, Ltd.	87,052	601,074
	Rio Tinto PLC (c)	12,399	628,163
	Rio Tinto, Ltd.	12,224	682,554
	Sandfire Resources NL	104,898	589,750
	Sims Metal Management, Ltd.	47,888	531,108
	SunCoke Energy, Inc. (c)(d)	30,800	331,408
	United States Steel Corp. (c)	14,400	506,736
			9,030,658
	Multiline Retail 0.2%
	Debenhams PLC	141,249	41,378
	Harvey Norman Holdings, Ltd.	202,533	574,000
	Next PLC (c)	11,772	786,002
			1,401,380
	Oil, Gas & Consumable Fuels 8.6%
	Andeavor Logistics, L.P. (c)	36,800	1,649,008
	Antero Midstream GP, L.P. (c)	92,900	1,485,471
	Beach Energy, Ltd.	498,033	464,754
	Cheniere Energy, Inc. (c)(d)	37,900	2,025,755
	Delek U.S. Holdings, Inc. (c)	15,800	643,060
	Dominion Energy Midstream Partners, L.P. (c)	44,000	675,400
	Enagas S.A. (c)	29,926	818,563
¤	Energy Transfer Equity, L.P. (c)	155,100	2,203,971
¤	Energy Transfer Partners, L.P. (c)	153,200	2,484,904
	EnLink Midstream LLC (c)	80,500	1,179,325
	EnQuest PLC (d)	600,923	244,498
¤	Enterprise Products Partners, L.P. (c)	103,200	2,526,336
	EQT GP Holdings, L.P. (c)	53,800	1,241,704
	Kinder Morgan, Inc. (c)	90,700	1,365,942
	Magellan Midstream Partners, L.P. (c)	23,000	1,342,050
	Marathon Petroleum Corp. (c)	6,700	489,837
¤	MPLX, L.P. (c)	73,200	2,418,528
	NGL Energy Partners, L.P.	88,000	968,000
	Noble Midstream Partners, L.P.	27,400	1,277,662
	ONEOK, Inc. (c)	23,600	1,343,312
	Par Pacific Holdings, Inc. (c)(d)	37,100	637,007
	PBF Energy, Inc., Class A (c)	1,700	57,630
	Phillips 66 Partners, L.P. (c)	27,000	1,290,060
	Plains All American Pipeline, L.P. (c)	51,900	1,143,357
¤	Plains GP Holdings, L.P., Class A (c)(d)	127,501	2,773,147
	QEP Resources, Inc. (c)(d)	83,300	815,507
	Repsol S.A. (c)	42,796	759,070
	SemGroup Corp., Class A (c)	51,800	1,108,520
	Shell Midstream Partners, L.P. (c)	58,800	1,237,740
	Ship Finance International, Ltd. (c)	9,200	131,560
	Southwestern Energy Co. (d)	179,600	777,668
	Stone Energy Corp. (c)(d)	18,500	686,350
¤	Targa Resources Corp. (c)	59,800	2,631,200
	Valero Energy Partners, L.P. (c)	32,600	1,155,018
	W&T Offshore, Inc. (d)	166,400	737,152
	Western Gas Equity Partners, L.P. (c)	41,300	1,367,856
	Whitehaven Coal, Ltd.	193,811	662,411
	Williams Cos., Inc. (c)	58,900	1,464,254
	Williams Partners, L.P. (c)	46,300	1,594,109
	Woodside Petroleum, Ltd.	34,867	783,035
	World Fuel Services Corp. (c)	13,700	336,335
			48,997,066
	Paper & Forest Products 0.2%
	Altri SGPS S.A.	39,325	262,260
	Ence Energia y Celulosa S.A.	89,155	671,368
			933,628
	Personal Products 0.1%
	Nu Skin Enterprises, Inc., Class A (c)	11,200	825,552

	Pharmaceuticals 1.5%
	Amphastar Pharmaceuticals, Inc. (c)(d)	33,300	624,375
	ANI Pharmaceuticals, Inc. (c)(d)	10,400	605,488
	Catalent, Inc. (c)(d)	16,200	665,172
	Corcept Therapeutics, Inc. (c)(d)	37,000	608,650
	Depomed, Inc. (c)(d)	47,300	311,707
	H. Lundbeck A/S (c)	13,956	778,123
	Horizon Pharma PLC (c)(d)	43,700	620,540
	Impax Laboratories, Inc. (c)(d)	31,700	616,565
	Indivior PLC (c)(d)	104,429	597,191
	Lannett Co., Inc. (c)(d)	40,000	642,000
	Pacira Pharmaceuticals, Inc. (c)(d)	7,000	218,050
	Perrigo Co. PLC (c)	9,400	783,396
	Phibro Animal Health Corp., Class A (c)	16,500	655,050
	Supernus Pharmaceuticals, Inc. (c)(d)	15,300	700,740
			8,427,047
	Professional Services 0.1%
	Barrett Business Services, Inc. (c)	5,500	455,840
	ManpowerGroup, Inc. (c)	2,400	276,240
			732,080
	Road & Rail 0.2%
	ArcBest Corp. (c)	19,000	608,950
	Nobina A.B. (b)	15,675	101,092
	Sixt S.E.	2,687	291,113
			1,001,155
	Semiconductors & Semiconductor Equipment 0.5%
	Advanced Energy Industries, Inc. (c)(d)	9,200	587,880
	BE Semiconductor Industries N.V. (c)	6,312	645,016
	Meyer Burger Technology A.G. (d)	376,859	435,989
	SMA Solar Technology A.G. (c)	4,827	273,093
	Synaptics, Inc. (c)(d)	14,200	649,366
	Xperi Corp. (c)	600	12,690
			2,604,034
	Software 0.3%
	Dell Technologies, Inc., Class V (c)(d)	10,200	746,742
	Nuance Communications, Inc. (c)(d)	44,800	705,600
			1,452,342
	Specialty Retail 1.2%
	Abercrombie & Fitch Co., Class A (c)	9,600	232,416
	Ascena Retail Group, Inc. (d)	268,800	540,288
	Best Buy Co., Inc. (c)	4,400	307,956
	Dick's Sporting Goods, Inc. (c)	22,700	795,635
	Express, Inc. (c)(d)	76,400	547,024
	Finish Line, Inc., Class A (c)	39,900	540,246
	Foot Locker, Inc. (c)	3,600	163,944
	GameStop Corp., Class A (c)	48,400	610,808
	Gap, Inc. (c)	10,000	312,000
	Genesco, Inc. (c)(d)	12,900	523,740
	Matas A/S	21,106	227,830
	Pets at Home Group PLC	204,439	484,740
	Signet Jewelers, Ltd. (c)	14,300	550,836
	Tailored Brands, Inc. (c)	28,100	704,186
			6,541,649
	Technology Hardware, Storage & Peripherals 0.2%
	Cray, Inc. (c)(d)	17,300	358,110
	Western Digital Corp. (c)	7,700	710,479
			1,068,589
	Textiles, Apparel & Luxury Goods 0.5%
	Crocs, Inc. (c)(d)	46,000	747,500
	Fossil Group, Inc. (c)(d)	30,700	389,890
	Michael Kors Holdings, Ltd. (c)(d)	4,800	297,984
	Ralph Lauren Corp. (c)	7,100	793,780
	Skechers U.S.A., Inc., Class A (c)(d)	16,900	657,241
			2,886,395
	Thrifts & Mortgage Finance 0.2%
	Deutsche Pfandbriefbank A.G. (b)(c)	36,554	575,716
	OneSavings Bank PLC (c)	87,952	460,270
			1,035,986
	Trading Companies & Distributors 0.5%
	H&E Equipment Services, Inc. (c)	2,600	100,074
	HD Supply Holdings, Inc. (c)(d)	6,500	246,610
	Kloeckner & Co. S.E.	31,189	391,440
	Rush Enterprises, Inc., Class A (c)(d)	15,300	650,097
	Seven Group Holdings, Ltd.	45,712	614,409
	Titan Machinery, Inc. (c)(d)	29,200	687,952
			2,690,582
	Transportation Infrastructure 0.0% ‡
	ASTM S.p.A.	6,838	172,063

	Total Common Stocks (Cost $163,139,230)		158,187,637

	Convertible Preferred Stocks 0.0% ‡
	Road & Rail 0.0% ‡
	Sixt S.E. 2.62%	1,397	106,746

	Total Convertible Preferred Stocks (Cost $104,472)		106,746

	Exchange-Traded Funds 3.2%
¤	Consumer Staples Select Sector SPDR Fund	81,320	4,279,872
¤	IQ Global Resources ETF (d)	200,798	5,531,985
	iShares MSCI India ETF	41,625	1,420,661
¤	iShares MSCI Indonesia ETF	103,499	2,790,333
¤	iShares MSCI Switzerland ETF	125,790	4,323,402

	Total Exchange-Traded Funds (Cost $18,398,371)		18,346,253

	Preferred Stocks 0.1%
	Automobiles 0.1%
	Volkswagen A.G. (c) 1.18%	3,987	791,698

	Total Preferred Stocks (Cost $796,049)		791,698

	Number of Rights
Rights 0.0% ‡
Construction & Engineering 0.0% ‡
Galliford Try PLC (d)	8,537	33,537

Total Rights (Cost $0)		33,537

	Principal Amount
Short-Term Investments 79.0%
Repurchase Agreements 36.9%
Fixed Income Clearing Corp. 0.71%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $199,255,912 (Collateralized by United States Treasury and Government Agency securities with rates between 1.50% and 3.625% and maturity dates between 2/15/20 and 1/10/47, with a Principal Amount of $203,705,000 and a Market Value of $203,245,493)	$199,239,531	199,239,531
State Street Bank and Trust Co. 0.05%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $11,401,904 (Collateralized by a Federal National Mortgage Association security with a rate of 3.50% and a maturity date of 1/10/47, with a Principal Amount of $11,835,000 and a Market Value of $11,636,863) (f)	11,401,840	11,401,840

Total Repurchase Agreements (Cost $210,641,371)		210,641,371

U.S. Governments 42.1%
United States Treasury Bills (g)
1.39%, due 4/26/18	$30,130,000	30,097,962
1.223%, due 4/19/18 (f)(h)	49,906,000	49,872,000
1.55%, due 5/24/18 (f)	59,900,000	59,757,932
1.59%, due 5/31/18 (h)	85,600,000	85,365,953
1.599%, due 6/14/18	15,100,000	15,049,240
Total U.S. Governments (Cost $240,170,457)		240,143,087
Total Short-Term Investments (Cost $450,811,828)		450,784,458
Total Investments, Before Investments Sold Short (Cost $635,880,651)	110.5%	630,895,725

		Shares
	Investments Sold Short (25.6%)
	Common Stocks Sold Short (20.6%)
	Aerospace & Defense (0.4%)
	Axon Enterprise, Inc. (d)	(17,100)	(672,201)
	Cobham PLC (d)	(434,027)	(748,387)
	Ultra Electronics Holdings PLC	(30,505)	(591,904)
			(2,012,492)
	Airlines (0.2%)
	Norwegian Air Shuttle ASA (d)	(28,702)	(615,137)
	Spirit Airlines, Inc. (d)	(17,900)	(676,262)
			(1,291,399)
	Banks (0.5%)
	Liberbank S.A. (d)	(1,202,632)	(658,205)
	Live Oak Bancshares, Inc.	(15,200)	(422,560)
	Metro Bank PLC (d)	(8,439)	(416,055)
	PacWest Bancorp	(14,700)	(728,091)
	Republic First Bancorp, Inc. (d)	(1,800)	(15,660)
	Signature Bank (d)	(5,200)	(738,140)
			(2,978,711)
	Beverages (0.1%)
	Davide Campari-Milano S.p.A	(66,253)	(501,354)

	Biotechnology (0.2%)
	Cellectis S.A. (d)	(1,132)	(35,936)
	Genmab A/S (d)	(1,103)	(236,308)
	Nordic Nanovector ASA (d)	(29,281)	(184,977)
	Pharma Mar S.A. (d)	(112,817)	(228,768)
	Zealand Pharma A/S (d)	(13,733)	(211,029)
			(897,018)
	Building Products (0.2%)
	Allegion PLC	(6,800)	(579,972)
	Caesarstone, Ltd.	(16,300)	(320,295)
	Tarkett S.A.	(3,557)	(119,134)
			(1,019,401)
	Capital Markets (0.2%)
	MarketAxess Holdings, Inc.	(3,500)	(761,040)
	Tamburi Investment Partners S.p.A.	(45,467)	(342,382)
			(1,103,422)
	Chemicals (0.6%)
	Borregaard ASA	(10,976)	(103,616)
	Chr. Hansen Holding A/S	(9,347)	(803,781)
	Intrepid Potash, Inc. (d)	(61,900)	(225,316)
	Novozymes A/S, Class B	(15,036)	(775,302)
	Orica, Ltd.	(55,304)	(754,378)
	Sirius Minerals PLC (d)	(1,139,924)	(485,552)
			(3,147,945)
	Commercial Services & Supplies (0.5%)
	Caverion OYJ (d)	(39,705)	(299,725)
	Clean TeQ Holdings, Ltd. (d)	(407,190)	(364,345)
	Nl Industries, Inc. (d)	(4,700)	(36,895)
	Rollins, Inc.	(15,400)	(785,862)
	Serco Group PLC (d)	(355,472)	(439,878)
	Societe BIC S.A.	(7,241)	(720,348)
	Team, Inc. (d)	(22,100)	(303,875)
			(2,950,928)
	Communications Equipment (0.3%)
	Acacia Communications, Inc. (d)	(5,400)	(207,684)
	Applied Optoelectronics, Inc. (d)	(16,300)	(408,478)
	Infinera Corp. (d)	(19,800)	(215,028)
	Quantenna Communications, Inc. (d)	(26,900)	(368,530)
	Telefonaktiebolaget LM Ericsson, Class B	(114,964)	(728,628)
			(1,928,348)
	Construction & Engineering (0.3%)
	NV5 Global, Inc. (d)	(11,500)	(641,125)
	Skanska A.B.	(15,737)	(321,627)
	Valmont Industries, Inc.	(5,200)	(760,760)
			(1,723,512)
	Construction Materials (0.2%)
	Fletcher Building, Ltd.	(38,071)	(165,909)
	James Hardie Industries PLC	(44,342)	(778,880)
			(944,789)
	Consumer Finance (0.2%)
	Navient Corp.	(58,400)	(766,208)
	Provident Financial PLC	(49,190)	(470,397)
			(1,236,605)
	Distributors (0.0%) ‡
	Funko, Inc. Class A (d)	(33,400)	(274,214)

	Diversified Consumer Services (0.0%) ‡
	Dignity PLC	(23,004)	(282,242)

	Diversified Financial Services (0.1%)
	Ferroglobe Representation & Warranty Insurance Trust (d)(e)(i)	(13,500)	0
	Hypoport A.G. (d)	(3,811)	(639,613)
	Industrivarden A.B. Class A	(7,127)	(165,546)
			(805,159)
	Diversified Telecommunication Services (0.4%)
	Euskaltel S.A. (b)	(40,632)	(338,720)
	Globalstar, Inc. (d)	(508,500)	(349,594)
	Inmarsat PLC	(12)	(61)
	Intelsat S.A. (d)	(8,300)	(31,208)
	TalkTalk Telecom Group PLC	(190,170)	(308,964)
	TPG Telecom, Ltd.	(106,537)	(449,223)
	Vocus Group, Ltd.	(341,741)	(582,693)
	Zayo Group Holdings, Inc. (d)	(9,100)	(310,856)
			(2,371,319)
	Electric Utilities (0.0%) ‡
	Direct Energie S.A.	(5,839)	(219,849)

	Electrical Equipment (0.5%)
	Energous Corp. (d)	(16,300)	(261,289)
	Nordex S.E. (d)	(15,912)	(138,423)
	Plug Power, Inc. (d)	(336,300)	(635,607)
	SGL Carbon S.E. (d)	(19,013)	(267,868)
	Siemens Gamesa Renewable Energy S.A.	(51,158)	(819,889)
	Sunrun, Inc. (d)	(88,300)	(788,519)
	Vivint Solar, Inc. (d)	(53,100)	(193,815)
			(3,105,410)
	Electronic Equipment, Instruments & Components (0.4%)
	Basler A.G.	(359)	(76,419)
	Cognex Corp.	(14,500)	(753,855)
	Fitbit, Inc., Class A (d)	(125,600)	(640,560)
	Kudelski S.A. (d)	(14,952)	(156,402)
	Smart Metering Systems PLC	(12,499)	(128,715)
	Universal Display Corp.	(6,100)	(616,100)
			(2,372,051)
	Energy Equipment & Services (1.0%)
	Borr Drilling, Ltd. (d)	(59,108)	(291,061)
	Bristow Group, Inc.	(12,400)	(161,200)
	Forum Energy Technologies, Inc. (d)	(55,200)	(607,200)
	Frank's International N.V.	(114,700)	(622,821)
	Fugro N.V. (d)	(44,173)	(583,204)
	NCS Multistage Holdings, Inc. (d)	(27,200)	(408,000)
	Petroleum Geo-Services ASA (d)	(206,093)	(637,566)
	RPC, Inc.	(42,100)	(759,063)
	Solaris Oilfield Infrastructure, Inc., Class A (d)	(39,300)	(650,808)
	Tecnicas Reunidas S.A.	(407)	(12,014)
	Tenaris S.A.	(2,251)	(38,638)
	Vallourec S.A. (d)	(120,780)	(639,634)
	Weatherford International PLC (d)	(40,300)	(92,287)
			(5,503,496)
	Food Products (0.4%)
	Aryzta A.G. (d)	(26,489)	(588,798)
	Cloetta A.B., Class B	(13,399)	(51,062)
	Freshpet, Inc. (d)	(33,600)	(552,720)
	McCormick & Co., Inc.	(7,300)	(776,647)
	Wessanen N.V.	(7,277)	(145,681)
			(2,114,908)
	Health Care Equipment & Supplies (0.4%)
	ABIOMED, Inc. (d)	(400)	(116,396)
	Align Technology, Inc. (d)	(2,000)	(502,260)
	Cerus Corp. (d)	(78,000)	(427,440)
	DexCom, Inc. (d)	(2,000)	(148,320)
	Ion Beam Applications	(10,042)	(202,518)
	Nanosonics, Ltd. (d)	(200,513)	(395,790)
	ViewRay Inc. (d)	(35,900)	(230,837)
			(2,023,561)
	Health Care Providers & Services (0.7%)
	Acadia Healthcare Co., Inc. (d)	(18,900)	(740,502)
	BioTelemetry, Inc. (d)	(19,500)	(605,475)
	Envision Healthcare Corp. (d)	(12,200)	(468,846)
	Fagron (d)	(18,172)	(283,074)
	Henry Schein, Inc. (d)	(5,100)	(342,771)
	PetIQ, Inc. (d)	(26,400)	(702,240)
	Premier, Inc., Class A (d)	(23,600)	(738,916)
	Raffles Medical Group, Ltd.	(147,900)	(129,722)
	Surgery Partners, Inc. (d)	(7,000)	(120,050)
			(4,131,596)
	Health Care Technology (0.3%)
	Evolent Health, Inc., Class A (d)	(44,500)	(634,125)
	RaySearch Laboratories A.B. (d)	(2,755)	(40,584)
	Teladoc, Inc. (d)	(8,200)	(330,460)
	Veeva Systems, Inc., Class A (d)	(10,200)	(744,804)
			(1,749,973)
	Hotels, Restaurants & Leisure (0.8%)
	Cherry A.B. Class B (d)	(2,530)	(19,089)
	DO & CO A.G.	(1,975)	(125,152)
	Domino's Pizza Enterprises, Ltd.	(23,336)	(747,936)
	Domino's Pizza, Inc.	(3,500)	(817,460)
	Dunkin' Brands Group, Inc.	(13,300)	(793,877)
	Merlin Entertainments PLC (b)	(156,300)	(760,056)
	Tabcorp Holdings, Ltd.	(227,029)	(765,482)
	Wingstop, Inc.	(14,300)	(675,389)
			(4,704,441)
	Household Durables (0.4%)
	GoPro, Inc., Class A (d)	(109,300)	(523,547)
	iRobot Corp. (d)	(9,500)	(609,805)
	Newell Brands, Inc.	(27,400)	(698,152)
	Universal Electronics, Inc. (d)	(9,100)	(473,655)
			(2,305,159)
	Independent Power & Renewable Electricity Producers (0.0%) ‡
	Infigen Energy (d)	(18,847)	(8,468)
	Scatec Solar ASA (b)	(11,632)	(68,037)
			(76,505)
	Insurance (0.8%)
	Ambac Financial Group, Inc. (d)	(42,500)	(666,400)
	Aspen Insurance Holdings, Ltd.	(18,400)	(825,240)
	Axis Capital Holdings, Ltd.	(1,700)	(97,869)
	Gjensidige Forsikring ASA	(23,806)	(436,105)
	Maiden Holdings, Ltd.	(26,600)	(172,900)
	MBIA, Inc. (d)	(78,400)	(725,984)
	Medibank Pvt, Ltd.	(115,075)	(256,312)
	QBE Insurance Group, Ltd.	(55,280)	(408,868)
	RenaissanceRe Holdings, Ltd.	(5,300)	(734,103)
	Trupanion, Inc. (d)	(13,900)	(415,471)
			(4,739,252)
	Internet & Direct Marketing Retail (0.5%)
	Ocado Group PLC (d)	(80,612)	(600,328)
	On the Beach Group PLC (b)	(46,664)	(350,263)
	SRP Groupe S.A. (b)(d)	(2,653)	(25,462)
	Webjet, Ltd.	(68,235)	(579,107)
	Zalando S.E. (b)(d)	(13,714)	(747,198)
	zooplus A.G. (d)	(1,872)	(340,903)
			(2,643,261)
	Internet Software & Services (0.5%)
	Benefitfocus, Inc. (d)	(14,600)	(356,240)
	Cloudera, Inc. (d)	(33,300)	(718,614)
	Match Group, Inc. (d)	(16,900)	(751,036)
	Nutanix, Inc., Class A (d)	(6,000)	(294,660)
	Trade Desk, Inc., Class A (d)	(5,400)	(267,948)
	Yext, Inc. (d)	(28,800)	(364,320)
			(2,752,818)
	IT Services (0.4%)
	Jack Henry & Associates, Inc.	(3,200)	(387,040)
	Square, Inc., Class A (d)	(6,000)	(295,200)
	Switch, Inc., Class A	(50,000)	(795,500)
	WEX, Inc. (d)	(3,500)	(548,170)
	Wirecard A.G.	(961)	(113,422)
			(2,139,332)
	Leisure Products (0.1%)
	Mattel, Inc.	(50,500)	(664,075)

	Life Sciences Tools & Services (0.4%)
	Accelerate Diagnostics, Inc. (d)	(25,100)	(573,535)
	Codexis, Inc. (d)	(39,500)	(434,500)
	Evotec A.G. (d)	(33,298)	(651,447)
	Genfit (d)	(21,800)	(630,359)
			(2,289,841)
	Machinery (0.7%)
	Cosco Shipping International Singapore Co., Ltd. (d)	(1,420,000)	(514,434)
	Energy Recovery, Inc. (d)	(40,000)	(328,800)
	GEA Group A.G.	(6,023)	(256,050)
	Middleby Corp. (d)	(5,900)	(730,361)
	Nordson Corp.	(5,700)	(777,138)
	Sembcorp Marine, Ltd.	(158,800)	(272,509)
	SLM Solutions Group A.G. (d)	(9,212)	(364,417)
	Wabted Corp.	(9,700)	(789,580)
			(4,033,289)
	Media (0.9%)
	Altice N.V., Class A (d)	(76,938)	(634,089)
	HT&E, Ltd.	(195,843)	(286,545)
	Kinepolis Group N.V.	(2,208)	(146,437)
*	Liberty Broadband Corp.
	Class A (d)	(8,800)	(746,240)
	Class C (d)	(3,100)	(265,639)
*	Liberty Media Corp-Liberty Formula One
	Class A (d)	(24,700)	(723,463)
	Class C (d)	(7,800)	(240,630)
	Schibsted ASA, Class B	(19,134)	(484,770)
	SES S.A.	(45,144)	(610,188)
	Solocal Group (d)	(446,520)	(631,833)
	Technicolor S.A., Registered	(186,475)	(315,262)
			(5,085,096)
	Metals & Mining (1.2%)
	AMG Advanced Metallurgical Group N.V.	(14,182)	(632,397)
	Fresnillo PLC	(47,552)	(846,286)
	Galaxy Resources, Ltd. (d)	(146,934)	(334,044)
	Hecla Mining Co.	(170,700)	(626,469)
	Independence Group NL	(133,549)	(471,833)
	Lynas Corp., Ltd. (d)	(332,040)	(627,357)
	Petra Diamonds, Ltd. (d)	(432,693)	(397,630)
	Pilbara Minerals, Ltd. (d)	(524,198)	(332,153)
	Randgold Resources, Ltd.	(9,518)	(785,468)
	Royal Gold, Inc.	(9,200)	(790,004)
	thyssenkrupp A.G.	(29,432)	(767,387)
	Tubacex S.A. (d)	(55,464)	(229,305)
			(6,840,333)
	Multi-Utilities (0.2%)
	E.ON S.E.	(16,395)	(181,963)
	Sempra Energy	(900)	(100,098)
	Suez	(35,532)	(514,588)
	Telecom Plus PLC	(12,256)	(210,125)
	Vectren Corp.	(5,200)	(332,384)
			(1,339,158)
	Oil, Gas & Consumable Fuels (1.6%)
	Bonanza Creek Energy, Inc. (d)	(23,600)	(653,956)
	Centennial Resource Development, Inc., Class A (d)	(41,700)	(765,195)
	Cheniere Energy, Inc. (d)	(14,000)	(748,300)
	Dorian LPG, Ltd. (d)	(37,500)	(280,875)
	Earthstone Energy, Inc., Class A (d)	(32,200)	(325,864)
	Euronav N.V.	(51,913)	(430,207)
	Extraction Oil & Gas, Inc. (d)	(55,100)	(631,446)
	Frontline, Ltd.	(86,496)	(389,067)
	Golar LNG, Ltd.	(22,200)	(607,392)
	Green Plains, Inc.	(5,800)	(97,440)
	Hurricane Energy PLC (d)	(281,462)	(127,629)
	International Seaways, Inc. (d)	(22,600)	(397,760)
	Lundin Petroleum A.B. (d)	(32,380)	(812,816)
	Noble Energy, Inc.	(22,000)	(666,600)
	Nostrum Oil & Gas PLC (d)	(34,162)	(140,193)
	Parsley Energy, Inc., Class A (d)	(24,700)	(716,053)
	Ring Energy, Inc. (d)	(26,600)	(381,710)
	Scorpio Tankers, Inc.	(290,400)	(569,184)
	WildHorse Resource Development Corp. (d)	(13,600)	(259,624)
			(9,001,311)
	Personal Products (0.3%)
	Best World International, Ltd.	(66,200)	(92,902)
	Blackmores, Ltd.	(2,996)	(289,406)
	BWX, Ltd.	(23,075)	(85,778)
	e.l.f. Beauty, Inc. (d)	(33,100)	(641,147)
	Revlon, Inc., Class A (d)	(15,800)	(325,480)
			(1,434,713)
	Pharmaceuticals (1.1%)
	Aclaris Therapeutics, Inc. (d)	(30,600)	(536,112)
	Aerie Pharmaceuticals, Inc. (d)	(11,500)	(623,875)
	Akcea Therapeutics, Inc. (d)	(23,400)	(599,274)
	ALK-Abello A/S (d)	(3,767)	(470,673)
	COSMO Pharmaceuticals N.V.	(1,016)	(140,391)
	Dova Pharmaceuticals, Inc. (d)	(18,500)	(501,720)
	Hikma Pharmaceuticals PLC	(38,511)	(652,964)
	Intra-Cellular Therapies, Inc. (d)	(26,400)	(555,720)
	Mayne Pharma Group, Ltd. (d)	(22,655)	(12,876)
	Medicines Co. (d)	(18,500)	(609,390)
	Optinose, Inc. (d)	(6,400)	(128,128)
	TherapeuticsMD, Inc. (d)	(116,800)	(568,816)
	Theravance Biopharma, Inc. (d)	(24,500)	(594,125)
	WaVe Life Sciences, Ltd. (d)	(11,500)	(461,150)
			(6,455,214)
	Professional Services (0.1%)
	Bertrandt A.G.	(901)	(102,715)
	Capita PLC	(28,955)	(58,519)
	IPH, Ltd.	(88,263)	(229,809)
			(391,043)
	Semiconductors & Semiconductor Equipment (0.3%)
	Aquantia Corp. (d)	(11,800)	(185,260)
	Ichor Holdings, Ltd. (d)(j)	(7,900)	(191,259)
	Inphi Corp. (d)	(16,400)	(493,640)
	MACOM Technology Solutions Holdings, Inc., Class H (d)	(24,700)	(410,020)
	Veeco Instruments, Inc. (d)	(35,200)	(598,400)
			(1,878,579)
	Software (0.6%)
	Autodesk, Inc. (d)	(5,800)	(728,364)
	Guidewire Software, Inc. (d)	(9,200)	(743,636)
	Splunk, Inc. (d)	(7,300)	(718,247)
	Wisetech Global, Ltd.	(33,664)	(243,560)
	Workday, Inc., Class A (d)	(5,600)	(711,816)
			(3,145,623)
	Specialty Retail (1.1%)
	At Home Group, Inc. (d)	(23,400)	(749,736)
	Carvana Co. (d)	(31,500)	(722,295)
	Conn's, Inc. (d)	(20,700)	(703,800)
*	Floor & Decor Holdings, Inc., Class A (d)	(17,700)	(922,524)
	Hennes & Mauritz A.B., Class B	(44,186)	(662,436)
	Industria de Diseno Textil S.A.	(25,223)	(789,236)
	Lumber Liquidators Holdings, Inc. (d)	(27,600)	(660,192)
	MarineMax, Inc. (d)	(30,500)	(593,225)
	Tiffany & Co.	(2,600)	(253,916)
			(6,057,360)
	Technology Hardware, Storage & Peripherals (0.1%)
	3D Systems Corp. (d)	(26,600)	(308,294)
	Tobii A.B. (d)	(72,537)	(279,730)
			(588,024)
	Textiles, Apparel & Luxury Goods (0.3%)
	Hermes International	(1,467)	(869,141)
	Salvatore Ferragamo S.p.A.	(24,145)	(666,080)
			(1,535,221)
	Trading Companies & Distributors (0.0%) ‡
	Envirostar, Inc.	(4,200)	(164,850)
			(164,850)
	Transportation Infrastructure (0.1%)
	Auckland International Airport, Ltd.	(64,164)	(283,792)
	Macquarie Infrastructure Corp.	(2,400)	(88,632)
	Sydney Airport	(94,735)	(488,228)
			(860,652)
	Total Common Stocks Sold Short (Proceeds $118,282,273)		(117,814,852)

	Exchange-Traded Funds Sold Short (5.0%)
*	SPDR S&P 500 ETF Trust	(15,900)	(4,184,085)
*	United States Oil Fund, L.P. (d)	(1,859,400)	(24,339,546)
	Total Exchange-Traded Funds Sold Short (Proceeds $24,379,383)		(28,523,631)
	Total Investments Sold Short (Proceeds $142,661,656) (k)		(146,338,483)
	Total Investments, Net of Investments Sold Short (Cost $493,218,995)	84.9%	484,557,242
	Other Assets, Less Liabilities	15.1	86,404,157
	Net Assets	100.0%	$570,961,399

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2018, excluding short-term investments. May be subject to change daily.
*	Among the Portfolio's 5 largest short positions as of March 31, 2018. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2018.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for securities Sold Short.
(d)	Non-income producing security.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, the total market value of fair valued securities was $105,684, which represented 0.0% of the Portfolio's net assets.
(f)	Security, or a portion thereof, was held in the MainStay VP Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay VP Absolute Return Multi-Strategy Portfolio.
(g)	Interest rate shown represents yield to maturity.
(h)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for swap contracts.
(i)	Illiquid security - As of March 31, 2018, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Portfolio's net assets.
(j)	All or a portion of this security was held on loan. As of March 31, 2018, the market value of securities loaned was $1,277,518 and the Fund received non-cash collateral in the amount of $1,353,746.
(k)	As of March 31, 2018, cash in the amount of $79,752,758 was on deposit with broker for short sale transactions.

As of March 31, 2018, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Euro Bund	(8)	June 2018	$(1,547,400)	$(1,569,365)	$(21,965)
Euro Stoxx 50	417	June 2018	16,795,368	16,834,730	39,362
E-mini MSCI Emerging Markets Index	62	June 2018	3,709,639	3,682,180	(27,459)
FTSE 100 Index	(58)	June 2018	(5,785,577)	(5,690,894)	94,683
Nikkei 225	29	June 2018	5,794,446	5,848,786	54,340
			$18,966,476	$19,105,437	$138,961

1.	As of March 31, 2018, cash in the amount of $23,488 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2018.

Swap Contracts

As of March 31, 2018, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$8,000,000	USD	8/8/2019	Fixed 1.621%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	$3,137	$87,436	$84,299
4,090,000	USD	1/22/2026	3-Month USD-LIBOR	Fixed 1.836%	Quarterly/ Semi-Annually	—	(269,545)	(269,545)
1,340,000	USD	2/25/2026	3-Month USD-LIBOR	Fixed 1.605%	Quarterly/ Semi-Annually	—	(111,516)	(111,516)
						$3,137	$(293,625)	$(296,762)

As of March 31, 2018, the Portfolio held the following centrally cleared credit default swap contracts1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)[5]
Markit CDX North American High Yield Series 29	12/20/2022	Sell	15,245	5.00%	Quarterly	$1,018,804	$984,470	$(34,334)
Markit CDX North American Investment Grade Series 29	12/20/2021	Sell	9,600	1.00%	Quarterly	177,257	197,528	20,271
						$1,196,061	$1,181,998	$(14,063)

1	As of March 31, 2018, cash in the amount of $1,013,443 was on deposit with a broker for centrally cleared swap agreements.
2	Buy-Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Sell-Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4	The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at March 31, 2018.

Open OTC total return basket swap contracts as of March 31, 2018 were as follows:

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Portfolio	Termination Date	Payment Frequency Paid/Received	Notional Amount (000)*	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	BofA ML 4x Leveraged MCXSX6L Excess Return Index	0.00%	5/31/2018	N/A	26,880	428,747
Bank of America Merrill Lynch	BofA ML Commodity Excess Return Index (MLBX2KVN)**	0.20%	5/31/2018	Monthly	29,100	(463,925)
Bank of America Merrill Lynch	BofA ML Commodity Excess Return Index (MLBX7HCA)**	0.00%	5/31/2018	N/A	29,232	451,549
Bank of America Merrill Lynch	BofA ML Commodity Excess Return Index (MLCICOTE)**	0.00%	5/31/2018	N/A	28,997	(1,308,002)
Bank of America Merrill Lynch	BofA ML Mean Reversion EUR Index Total Return Index	0.00%	5/31/2018	N/A	33,365	(1,916)
Bank of America Merrill Lynch	BofA ML MLCVDK1X Excess Return Index	0.00%	5/31/2018	N/A	8,447	7,583
Citigroup	Citi Equity Long-Short 4x Index	0.00%	3/29/2019	N/A	8,538	(26,932)
Citigroup	Citi Equity Volatility Congestion Index	0.00%	3/29/2019	N/A	5,410	(2,201)
Credit Suisse	Credit Suisse Backwardation Long/Short Excess Return Index **	0.60%	5/31/2018	Monthly	28,542	776,922
Credit Suisse	Credit Suisse Custom 24A Excess Return Index **	1.50%	5/31/2018	Monthly	31,531	(516,603)
Credit Suisse	Credit Suisse Custom 88 Enhanced Excess Return Index **	0.60%	5/31/2018	Monthly	26,816	(58,105)
JPMorgan Chase Bank	JPMorgan Alpha Select Backwardation ER Index	0.68%	10/31/2018	Monthly	29,184	338,655
JPMorgan Chase Bank	JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) 200% USD Index	0.00%	10/31/2018	N/A	19,655	114,896
JPMorgan Chase Bank	JPMorgan JMAB125E Index	0.00%	10/31/2018	N/A	23,128	351,334
Societe Generale	SGI BOSS 10% Index	0.80%	6/5/2018	Monthly	17,120	545,905
Societe Generale	SGI NYLIM Custom US Sector Reversal Index †	0.00%	6/5/2018	N/A	32,981	40,907
Societe Generale	SGI Smart Market Neutral Commodity 2 Index **	0.60%	6/5/2018	Monthly	26,592	167,338
Societe Generale	SGI US Gravity Index	0.60%	6/5/2018	Monthly	5,142	115,538
					$410,660	$961,690

The following table represents the equity basket holdings underlying the total return swap with BofA ML 4x Leveraged MCXSX6L Excess Return Index as of March 31, 2018

BofA ML 4x Leveraged MCXSX6L Excess Return Index

Security Description	Number of Contracts	Market Value as of March 31, 2018	Percent of Net Assets
Aluminum	(105)	$(5,247,039)	4.80%
Aluminum	105	5,248,340	4.80%
Brent Crude Oil	(146)	(10,037,922)	9.20%
Brent Crude Oil	146	10,019,919	9.20%
Coffee	(69)	(3,075,599)	2.80%
Coffee	67	3,066,750	2.80%
Copper	51	8,627,794	7.90%
Copper	(52)	(8,653,381)	7.90%
Corn	(448)	(8,692,110)	8.00%
Corn	438	8,677,138	7.90%
Cotton	(48)	(1,948,445)	1.80%
Cotton	47	1,843,865	1.70%
Gasoline RBOB	63	5,363,905	4.90%
Gasoline RBOB	(63)	(5,381,181)	4.90%
Heating Oil	(55)	(4,653,436)	4.30%
Heating Oil	55	4,632,274	4.20%
Kansas Wheat	(77)	(1,788,748)	1.60%
Kansas Wheat	69	1,841,079	1.70%
Lean Hogs	76	2,340,593	2.10%
Lean Hogs	(93)	(2,855,918)	2.60%
Live Cattle	(114)	(4,699,326)	4.30%
Live Cattle	125	5,270,502	4.80%
Natural Gas	(375)	(10,241,599)	9.40%
Natural Gas	363	10,280,699	9.40%
Nickel	(47)	(3,758,799)	3.40%
Nickel	47	3,748,779	3.40%
Soybean Meal	121	4,688,179	4.30%
Soybean Meal	(121)	(4,647,962)	4.30%
Soybean Oil	(174)	(3,329,901)	3.00%
Soybean Oil	172	3,327,372	3.00%
Soybeans	156	8,216,432	7.50%
Soybeans	(158)	(8,232,750)	7.50%
Sugar	260	3,753,651	3.40%
Sugar	(270)	(3,732,518)	3.40%
Wheat	177	4,484,674	4.10%
Wheat	(194)	(4,379,670)	4.00%
WTI Crude Oil	153	9,887,643	9.10%
WTI Crude Oil	(153)	(9,934,829)	9.10%
Zinc	(47)	(3,877,807)	3.60%
Zinc	47	3,863,344	3.50%

The following table represents the equity basket holdings underlying the total return swap with BofA ML Commodity Excess Return Index (MLBX2KVN) as of March 31, 2018

BofA ML Commodity Excess Return Index (MLBX2KVN)

Security Description	Number of Contracts	Market Value as of March 31, 2018	Percent of Net Assets
Brent Crude Oil	100	$6,904,130	24.10%
Canola	(350)	(2,840,152)	9.90%
Cocoa	(87)	(2,217,122)	7.70%
Cocoa-LIFFE	37	907,132	3.20%
Cocoa-LIFFE	74	1,842,207	6.40%
Feeder Cattle	51	3,436,674	12.00%
Gasoil	(53)	(3,290,958)	11.50%
Gasoline RBOB	66	5,625,599	19.60%
Heating Oil	(115)	(9,739,763)	34.00%
Kansas Wheat	54	1,270,791	4.40%
Lean Hogs	(106)	(3,254,484)	11.40%
Rapeseed	134	2,863,895	10.00%
Sugar	(373)	(5,165,157)	18.00%
Wheat	(61)	(1,374,669)	4.80%
White Sugar	133	2,328,240	8.10%
White Sugar	265	4,545,107	15.90%

The following table represents the equity basket holdings underlying the total return swap with BofA ML Commodity Excess Return Index (MLBX7HCA) as of March 31, 2018

BofA ML Commodity Excess Return Index (MLBX7HCA)

Security Description	Number of Contracts	Market Value as of March 31, 2018	Percent of Net Assets
Aluminum	107	$5,396,105	18.20%
Aluminum	(108)	(5,391,621)	18.20%
Aluminum	— *	3,189	0.00%
Brent Crude Oil	(153)	(10,376,282)	35.00%
Brent Crude Oil	154	10,354,015	34.90%
Coffee	(69)	(3,077,137)	10.40%
Coffee	67	3,073,644	10.40%
Copper Comex	115	8,784,874	29.60%
Copper Comex	(116)	(8,778,081)	29.60%
Corn	421	8,490,047	28.60%
Corn	(436)	(8,450,255)	28.50%
Corn	— *	(4,064)	0.00%
Cotton	51	1,966,650	6.60%
Cotton	(48)	(1,939,450)	6.50%
Cotton	— *	(3,459)	0.00%
Gasoline RBOB	69	5,696,985	19.20%
Gasoline RBOB	(67)	(5,682,320)	19.10%
Gasoline RBOB	— *	11,509	0.00%
Heating Oil	(58)	(4,898,139)	16.50%
Heating Oil	57	4,868,746	16.40%
Kansas Wheat	70	1,766,360	6.00%
Kansas Wheat	(75)	(1,742,774)	5.90%
Kansas Wheat	— *	(2,176)	0.00%
Lean Hogs	(84)	(2,591,455)	8.70%
Lean Hogs	97	2,555,579	8.60%
Lean Hogs	— *	(5,833)	0.00%
Live Cattle	127	5,373,529	18.10%
Live Cattle	(131)	(5,304,301)	17.90%
Natural Gas	351	9,954,750	33.50%
Natural Gas	(363)	(9,929,644)	33.50%
Natural Gas	(1)	(40,210)	0.10%
Nickel	47	3,770,826	12.70%
Nickel	(47)	(3,768,256)	12.70%
Soybean Meal	(126)	(4,837,860)	16.30%
Soybean Meal	128	4,809,525	16.20%
Soybean Oil	172	3,377,582	11.40%
Soybean Oil	(176)	(3,362,629)	11.30%
Soybeans	159	8,335,893	28.10%
Soybeans	(158)	(8,273,386)	27.90%
Sugar	(275)	(3,807,304)	12.80%
Sugar	262	3,776,491	12.70%
Sugar	1	17,987	0.10%
Wheat	178	4,327,663	14.60%
Wheat	(191)	(4,312,260)	14.50%
Wheat	— *	1,335	0.00%
WTI Crude Oil	(159)	(10,329,818)	34.80%
WTI Crude Oil	162	10,294,941	34.70%
WTI Crude Oil	— *	12,404	0.00%
Zinc	(50)	(4,127,386)	13.90%
Zinc	51	4,125,556	13.90%

* Rounds to zero.

The following table represents the equity basket holdings underlying the total return swap with BofA ML Commodity Excess Return Index (MLCICOTE) as of March 31, 2018

BofA ML Commodity Excess Return Index (MLCICOTE)

Security Description	Number of Contracts	Market Value as of March 31, 2018	Percent of Net Assets
Cocoa	(133)	$(3,384,017)	12.20%
Coffee	79	3,480,665	12.60%
Corn	(186)	(3,608,631)	13.00%
Feeder Cattle	51	3,441,506	12.40%
Gasoline RBOB	(41)	(3,481,182)	12.60%
Heating Oil	41	3,485,839	12.60%
Kansas Wheat	(149)	(3,473,232)	12.50%
Lean Hogs	118	3,595,748	13.00%
Live Cattle	83	3,390,591	12.20%
Natural Gas	131	3,580,225	12.90%
Silver	42	3,393,878	12.20%
Soybean Meal	(93)	(3,564,201)	12.90%
Soybeans	(68)	(3,546,002)	12.80%
Sugar	251	3,461,048	12.50%
Wheat	(154)	(3,455,762)	12.50%
WTI Crude Oil	(53)	(3,448,274)	12.40%

The following table represents the equity basket holdings underlying the total return swap with BofA ML Mean Reversion EUR Index Total Return Index as of March 31, 2018

BofA ML Mean Reversion EUR Index Total Return Index

Security Description	Number of Contracts	Market Value as of March 31, 2018	Percent of Net Assets
Euro Stoxx 50 Index	(530)	$(1,780,218)	5.30%
Nasdaq Index	1,001	5,354,399	16.00%
S&P 500 Index	1,662	3,567,486	10.70%

The following table represents the equity basket holdings underlying the total return swap with BofA ML MLCVDK1X Excess Return Index as of March 31, 2018

BofA ML MLCVDK1X Excess Return Index

Security Description	Number of Contracts	Market Value as of March 31, 2018	Percent of Net Assets
Brent Crude Oil	(23)	$366,303	4.30%
Brent Crude Oil	(21)	186,323	2.20%
Brent Crude Oil	(21)	235,824	2.80%
Brent Crude Oil	(7)	(8,605)	0.10%
Copper	(2)	(55,006)	0.70%
Copper	(10)	(489,269)	5.80%
Copper	(7)	(243,516)	2.90%
Copper	(6)	(98,510)	1.20%
Copper	(1)	(197)	0.00%
Corn	(85)	1,025,557	12.10%
Corn	(64)	74,423	0.90%
Gold	(32)	(202,219)	2.40%
Gold	(5)	(30,347)	0.40%
Natural Gas	(89)	74,595	0.90%
Natural Gas	(85)	(107,723)	1.30%
Natural Gas	(28)	28,137	0.30%
Soybeans	(52)	1,602,241	19.00%
Soybeans	(49)	(13,281)	0.20%
Wheat	(26)	45,164	0.50%
Wheat	(15)	(52,064)	0.60%
WTI Crude Oil	(18)	69,905	0.80%
WTI Crude Oil	(24)	332,203	3.90%
WTI Crude Oil	(26)	123,393	1.50%
WTI Crude Oil	(19)	790,619	9.40%

The following table represents the equity basket holdings underlying the total return swap with Citi Equity Long-Short 4x Index as of March 31, 2018

Citi Equity Long-Short 4x Index

Security Description	Number of Contracts	Market Value as of March 31, 2018	Percent of Net Assets
3M Co.	2,131	$467,739	5.50%
Adecco Group AG	3,651	25	3.00%
Adobe Systems, Inc.	2,177	470,345	5.50%
Aegon NV	30,003	20	2.40%
Aetna, Inc.	1,224	20	2.40%
Aflac, Inc.	11,195	489,901	5.80%
Aisin Seiki Co., Ltd.	2,483	13	1.60%
Allianz SE	1,222	27	3.20%
American Electric Power Co., Inc.	6,944	476,259	5.60%
American Financial Group, Inc.	1,874	21	2.50%
AmerisourceBergen Corp.	3,776	325,551	3.80%
ArcelorMittal	10,699	337,974	4.00%
Assurant, Inc.	1,256	11	1.30%
Athene Holding Ltd.	5,570	26	3.10%
Automatic Data Processing, Inc.	4,307	488,737	5.70%
Aviva PLC	39,859	277,064	3.30%
Barratt Developments PLC	22,924	17	2.00%
Berkeley Group Holdings PLC	2,630	13	1.60%
Best Buy Co., Inc.	6,258	438,031	5.10%
Biogen, Inc.	445	12	1.40%
BlueScope Steel Ltd.	11,931	13	1.60%
BP PLC	64,213	431,359	5.10%
Bristol-Myers Squibb Co.	1,653	10	1.20%
Canadian Imperial Bank of Commerce	2,666	23	2.80%
Carnival PLC	3,411	21	2.60%
Cash	8,411,218	8,411,218	98.80%
CenterPoint Energy, Inc.	4,119	11	1.30%
Check Point Software Technologies, Ltd.	3,033	301,299	3.50%
Costco Wholesale Corp.	2,450	461,627	5.40%
Covestro AG	4,228	415,007	4.90%
Daito Trust Construction Co., Ltd.	2,146	363,167	4.30%
Daiwa House Industry Co., Ltd.	5,433	20	2.40%
Deutsche Lufthansa AG	12,910	411,598	4.80%
DR Horton, Inc.	2,859	12	1.50%
Eastman Chemical Co.	949	10	1.20%
Electrolux AB	4,344	13	1.60%
Electronic Arts, Inc.	854	10	1.20%
Eli Lilly & Co.	4,057	313,872	3.70%
Eni SpA	12,807	22	2.60%
Exelon Corp.	12,081	471,275	5.50%
Express Scripts Holding Co.	6,069	419,250	4.90%
F5 Networks, Inc.	3,425	495,333	5.80%
Facebook, Inc.	1,451	23	2.70%
Fiat Chrysler Automobiles NV	13,590	275,634	3.20%
FNF Group	8,489	339,719	4.00%
Fortescue Metals Group Ltd.	38,598	12	1.50%
Hitachi Ltd.	47,308	339,226	4.00%
Humana, Inc.	1,042	280,216	3.30%
Idemitsu Kosan Co., Ltd.	2,266	8	1.00%
Intel Corp.	3,126	16	1.90%
Intuit, Inc.	2,058	356,743	4.20%
J Sainsbury PLC	33,460	11	1.30%
JM Smucker Co. (The)	2,432	301,612	3.50%
Johnson & Johnson	2,179	279,269	3.30%
JXTG Holdings, Inc.	31,971	19	2.30%
KLA-Tencor Corp.	1,323	14	1.70%
Lear Corp.	1,464	27	3.20%
Lincoln National Corp.	6,492	474,291	5.60%
Loews Corp.	7,421	369,070	4.30%
Manulife Financial Corp	21,760	403,426	4.70%
Marubeni Corp.	37,171	26	3.10%
Maxim Integrated Products, Inc.	7,990	481,140	5.70%
McKesson Corp.	2,730	384,580	4.50%
Micron Technology, Inc.	2,150	11	1.30%
Microsoft Corp.	5,318	485,364	5.70%
MSCI Daily TR Gross World USD	(3,911)	(32,706,178)	384.30%
Muenchener Rueckversicherungs-Gesellschaft A.G.	1,015	23	2.80%
Nintendo Co., Ltd.	237	10	1.20%
Nippon Telegraph & Telephone Corp.	3,987	18	2.20%
NXP Semiconductors NV	1,782	20	2.40%
Paychex, Inc.	7,365	453,586	5.30%
PepsiCo, Inc.	2,282	24	2.90%
Persimmon PLC	5,659	20	2.40%
Peugeot SA	14,356	344,969	4.10%
Pfizer, Inc.	13,801	489,784	5.80%
Procter & Gamble Co.	6,295	499,093	5.90%
Progressive Corp.	8,535	520,016	6.10%
Raymond James Financial, Inc.	2,169	19	2.30%
Raytheon Co.	2,058	444,077	5.20%
Reinsurance Group of America, Inc.	1,536	23	2.80%
Repsol SA	26,940	477,304	5.60%
Safran SA	1,048	11	1.30%
SEI Investments Co.	2,356	17	2.10%
Shin-Etsu Chemical Co., Ltd.	1,817	18	2.20%
Starbucks Corp.	8,764	507,374	6.00%
Sun Life Financial, Inc.	7,853	322,050	3.80%
Swiss Life Holding AG	873	310,550	3.60%
Sysco Corp.	1,398	8	1.00%
Taisei Corp.	4,610	23	2.70%
Take-Two Interactive Software	2,097	20	2.40%
TD Ameritrade Holding Corp.	2,585	15	1.80%
Texas Instruments, Inc.	1,905	19	2.30%
Thales SA	1,369	16	2.00%
TJX Cos., Inc.	5,479	446,838	5.20%
Tokyo Electron Ltd.	486	8	1.00%
Torchmark Corp.	2,302	19	2.30%
TOTAL SA	3,047	17	2.00%
Unum Group	8,586	408,785	4.80%
UPM-Kymmene OYJ	5,316	19	2.30%
VEREIT, Inc.	55,738	387,938	4.60%
Verizon Communications, Inc.	6,776	324,033	3.80%
Vestas Wind Systems A/S	1,176	8	1.00%
Walgreens Boots Alliance, Inc.	4,584	300,128	3.50%
Waters Corp.	1,871	371,717	4.40%
Zurich Insurance Group AG	591	19	2.30%

The following table represents the equity basket holdings underlying the total return swap with Credit Suisse Backwardation Long/Short Excess Return Index as of March 31, 2018

Credit Suisse Backwardation Long/Short Excess Return Index

Security Description	Number of Contracts	Market Value as of March 31, 2018	Percent of Net Assets
Brent Crude Oil Future	11	$749,755	2.60%
Brent Crude Oil Future	16	1,075,752	3.70%
Brent Crude Oil Future	12	818,406	2.80%
Brent Crude Oil Future	4	288,088	1.00%
Coffee Future	(66)	(2,932,001)	10.00%
Corn Future	(151)	(2,932,001)	10.00%
Cotton Future	75	2,932,001	10.00%
Gasoline RBOB Future	23	1,920,642	6.60%
Gasoline RBOB Future	14	1,011,359	3.40%
Lean Hogs Future	25	787,491	2.70%
Lean Hogs Future	70	1,851,296	6.30%
Lean Hogs Future	12	293,215	1.00%
Natural Gas Future	(107)	(2,932,001)	10.00%
Sugar Future	(212)	(2,932,001)	10.00%
Wheat Future	(130)	(2,932,001)	10.00%
WTI Crude Oil Future	11	731,599	2.50%
WTI Crude Oil Future	17	1,055,594	3.60%
WTI Crude Oil Future	13	839,617	2.90%
WTI Crude Oil Future	5	305,191	1.00%

The following table represents the equity basket holdings underlying the total return swap with Credit Suisse Custom 24A Excess Return Index as of March 31, 2018

Credit Suisse Custom 24A Excess Return Index

Security Description	Number of Contracts	Market Value as of March 31, 2018	Percent of Net Assets
Brent Crude Oil Future	(3)	$(201,115)	0.60%
Cattle (Live Cattle) Future	(2)	(95,374)	0.30%
Coffee Future	(167)	(7,395,131)	23.80%
Coffee Future	166	7,460,752	24.10%
Copper Future	(274)	(20,697,923)	66.70%
Copper Future	271	20,664,529	66.60%
Corn Future	(1,078)	(20,899,762)	67.40%
Corn Future	1,069	21,179,944	68.30%
Cotton Future	(115)	(4,684,942)	15.10%
Cotton Future	114	4,665,295	15.00%
Gasoline RBOB Future	(152)	(12,938,791)	41.70%
Gasoline RBOB Future	151	12,822,721	41.30%
Gold Future	(2)	(308,371)	1.00%
KC HRW Wheat Future	(184)	(4,300,958)	13.90%
KC HRW Wheat Future	183	4,438,554	14.30%
Lean Hogs Future	(2)	(57,220)	0.20%
Natural Gas Future	(901)	(24,625,434)	79.40%
Natural Gas Future	894	25,304,835	81.60%
Nickel Future	(113)	(9,037,856)	29.10%
Nickel Future	113	8,987,189	29.00%
NY Harbor ULSD (Heating Oil) Future	(132)	(11,188,964)	36.10%
NY Harbor ULSD (Heating Oil) Future	131	11,079,259	35.70%
Primary Aluminum Future	(253)	(12,616,253)	40.70%
Primary Aluminum Future	251	12,581,633	40.60%
Silver Future	(131)	(10,668,795)	34.40%
Silver Future	130	10,635,825	34.30%
Soybean Future	(379)	(19,795,251)	63.80%
Soybean Future	376	19,832,291	63.90%
Soybean Meal Future	(291)	(11,175,800)	36.00%
Soybean Meal Future	289	11,149,057	35.90%
Soybean Oil Future	(419)	(8,006,588)	25.80%
Soybean Oil Future	415	8,004,647	25.80%
Sugar Future	(646)	(8,938,953)	28.80%
Sugar Future	641	8,943,422	28.80%
Wheat Future	(467)	(10,530,706)	34.00%
Wheat Future	463	10,848,172	35.00%
WTI Crude Oil Future	(368)	(23,887,817)	77.00%
WTI Crude Oil Future	365	23,542,856	75.90%
Zinc Future	(114)	(9,324,001)	30.10%
Zinc Future	113	9,235,024	29.80%

The following table represents the equity basket holdings underlying the total return swap with Credit Suisse Custom 88 Enhanced Excess Return Index as of March 31, 2018

Credit Suisse Custom 88 Enhanced Excess Return Index

Security Description	Number of Contracts	Market Value as of March 31, 2018	Percent of Net Assets
Cattle (Live Cattle) Future	(29)	$(1,199,096)	4.50%
Cattle (Live Cattle) Future	28	1,243,297	4.60%
Copper Future	(18)	(1,337,951)	5.00%
Copper Future	17	1,337,951	5.00%
Cotton Future	(66)	(2,675,903)	10.00%
Cotton Future	69	2,675,903	10.00%
Gasoline RBOB Future	(16)	(1,337,951)	5.00%
Gasoline RBOB Future	18	1,337,951	5.00%
Lean Hogs Future	(131)	(4,013,854)	15.00%
Lean Hogs Future	168	4,013,854	15.00%
Natural Gas Future	(147)	(4,013,854)	15.00%
Natural Gas Future	142	4,013,854	15.00%
NY Harbor ULSD (Heating Oil) Future	(32)	(2,675,903)	10.00%
NY Harbor ULSD (Heating Oil) Future	32	2,675,903	10.00%
Wheat Future	(119)	(2,675,903)	10.00%
Wheat Future	106	2,675,903	10.00%

The following table represents the equity basket holdings underlying the total return swap with JPMorgan Alpha Select Backwardation ER Index as of March 31, 2018

JPMorgan Alpha Select Backwardation ER Index

Security Description	Number of Contracts	Market Value as of March 31, 2018	Percent of Net Assets
Aluminum	(24)	$(1,201,575)	4.10%
Brent Crude Oil	69	4,580,002	15.50%
Brent Crude Oil	(33)	(2,298,691)	7.80%
Coffee	(16)	(704,314)	2.40%
Copper CMX	(26)	(1,971,276)	6.70%
Corn	(103)	(1,990,499)	6.70%
Cotton	78	3,030,779	10.30%
Cotton	(11)	(446,195)	1.50%
Gold	— *	(38,812)	0.10%
Heating Oil	(13)	(1,065,640)	3.60%
KC Wheat	(18)	(409,624)	1.40%
Lean Hogs	7	224,075	0.80%
Lean Hogs	3	80,331	0.30%
Lean Hogs	(21)	(654,007)	2.20%
Lean Hogs	6	164,077	0.60%
Lean Hogs	5	158,731	0.50%
Live Cattle	14	550,690	1.90%
Live Cattle	4	173,675	0.60%
Live Cattle	(27)	(1,090,096)	3.70%
Live Cattle	9	379,046	1.30%
Nat Gas	(86)	(2,345,333)	7.90%
Nickel	(11)	(860,768)	2.90%
Nickel	31	2,502,133	8.50%
Ref Gas Blend	(15)	(1,232,294)	4.20%
Silver	— *	(10,156)	0.00%
Soybean Meal	80	3,088,611	10.50%
Soybean Meal	(28)	(1,064,386)	3.60%
Soybean Oil	(40)	(762,550)	2.60%
Soybeans	58	3,077,670	10.40%
Soybeans	(36)	(1,885,305)	6.40%
Sugar	(62)	(851,348)	2.90%
Wheat	(44)	(1,002,947)	3.40%
WTI Crude Oil	74	4,572,360	15.50%
WTI Crude Oil	(35)	(2,275,082)	7.70%
Zinc	(11)	(888,020)	3.00%
Zinc	30	2,466,737	8.40%

* Rounds to zero.

The following table represents the equity basket holdings underlying the total return swap with JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) 200% USD Index as of March 31, 2018

JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) 200% USD Index

Security Description	Number of Contracts	Market Value as of March 31, 2018	Percent of Net Assets
Advance Auto Parts, Inc.	868	$102,904	0.50%
Allergan PLC	620	104,420	0.50%
Allergan PLC	606	102,002	0.50%
Apache Corp.	2,776	106,811	0.50%
Apache Corp.	2,734	105,214	0.50%
Axis Capital Holdings Ltd.	1,782	102,584	0.50%
British American Tobacco PLC	1,775	102,834	0.50%
Cash	13,964,894	13,964,894	70.60%
Centene Corp	957	102,271	0.50%
Centene Corp.	979	104,662	0.50%
Coca-Cola HBC AG	2,866	105,885	0.50%
Coca-Cola HBC AG	2,779	102,694	0.50%
Continental Resources, Inc.	1,876	110,597	0.60%
Continental Resources, Inc.	1,841	108,503	0.50%
Edison International	1,633	103,939	0.50%
Electricite de France SA	7,297	105,533	0.50%
Electricite de France SA	7,287	105,394	0.50%
Enagas SA	3,822	104,484	0.50%
FamilyMart UNY Holdings Co., Ltd.	1,271	107,054	0.50%
FamilyMart UNY Holdings Co., Ltd.	1,240	104,474	0.50%
FANUC Corp.	407	103,208	0.50%
FirstEnergy Corp.	3,004	102,163	0.50%
FNF Group	2,556	102,292	0.50%
Fresnillo PLC	6,069	108,001	0.50%
Fresnillo PLC	5,754	102,397	0.50%
HollyFrontier Corp.	2,136	104,357	0.50%
Kansas City Southern	930	102,118	0.50%
Kohl's Corp.	1,558	102,092	0.50%
Marathon Petroleum Corp.	1,418	103,673	0.50%
Methanex Corp.	1,703	103,122	0.50%
Parsley Energy, Inc.	3,714	107,677	0.50%
Parsley Energy, Inc.	3,672	106,440	0.50%
PG&E Corp.	2,317	101,788	0.50%
PVH Corp	685	103,786	0.50%
PVH Corp.	684	103,602	0.50%
Reckitt Benckiser Group PLC	1,256	106,322	0.50%
Reckitt Benckiser Group PLC	1,241	105,077	0.50%
Regeneron Pharmaceuticals, Inc.	297	102,290	0.50%
Renault SA	849	102,810	0.50%
Repsol SA	5,753	101,990	0.50%
Royal Mail PLC	13,482	102,280	0.50%
Showa Shell Sekiyu KK	7,710	104,465	0.50%
Start Today Co., Ltd.	3,969	106,056	0.50%
Start Today Co., Ltd.	3,874	103,514	0.50%
Sysmex Corp.	1,157	104,885	0.50%
Taisei Corp.	2,007	101,887	0.50%
Uniper SE	3,416	103,987	0.50%
United Therapeutics Corp.	921	103,472	0.50%
Vistra Energy Corp.	5,005	104,244	0.50%
Yakult Honsha Co., Ltd.	1,381	102,218	0.50%

The following table represents the equity basket holdings underlying the total return swap with JPMorgan JMAB125E Index as of March 31, 2018

JPMorgan JMAB125E Index

Security Description	Number of Contracts	Market Value as of March 31, 2018	Percent of Net Assets
CBOT $10Y Note Future	244	$29,568,338	125.90%
CBOT $10Y Note Future Option	(749)	(140,513)	0.60%
CBOT $10Y Note Future Option	(1,900)	(89,039)	0.40%
CBOT $10Y Note Future Option	(1,819)	(28,427)	0.10%
CBOT $10Y Note Future Option	(663)	(62,148)	0.30%
CBOT $10Y Note Future Option	(1,914)	(598,236)	2.50%
CBOT $10Y Note Future Option	(1,453)	(794,843)	3.40%

The following table represents the equity basket holdings underlying the total return swap with SGI BOSS 10% Index as of March 31, 2018

SGI BOSS 10% Index

Security Description	Number of Contracts	Market Value as of March 31, 2018	Percent of Net Assets
SGI Bond 10Y CHF: (SFISDA10 Index)	30	$53,141	0.30%
SGI Bond 10Y EUR: (EUSA10 Index)	(790)	(1,865,178)	10.60%
SGI Bond 10Y GBP: (SFISDA10 Index)	112	323,542	1.80%
SGI Bond 10Y JPY: (JYISDA10 Index)	1,516	20,029	0.10%
SGI Bond 10Y USD: (USISDA10 Index)	5,584	10,175,038	57.60%
SGI Bond 3M USD: (US00003M Index)	(214)	(243,067)	1.40%
SGI Bond 6M CHF: (SF0006M Index)	(10,718)	(11,880,489)	67.20%
SGI Bond 6M EUR: (EUR006M Index)	(58)	(84,545)	0.50%
SGI Bond 6M GBP: (BP0006M Index)	411	716,279	4.10%
SGI Bond 6M JPY: (JY0006M Index)	(2,909)	(28,858)	0.20%

The following table represents the equity basket holdings underlying the total return swap with SGI Smart Market Neutral Commodity 2 Index as of March 31, 2018

SGI Smart Market Neutral Commodity 2 Index

Security Description	Number of Contracts	Market Value as of March 31, 2018	Percent of Net Assets
Aluminium	1,233	$2,460,583	9.20%
Aluminium	(1,233)	(2,460,583)	9.20%
Brent Crude Oil	221,869	15,166,932	56.60%
Brent Crude Oil	(218,582)	(15,156,447)	56.60%
Cocoa	205	530,841	2.00%
Cocoa	(205)	(525,089)	2.00%
Coffee	644,446	774,624	2.90%
Coffee	(655,950)	(775,333)	2.90%
Copper	411	2,758,257	10.30%
Copper	(411)	(2,753,532)	10.30%
Corn	1,236,917	4,901,902	18.30%
Corn	(1,259,104)	(4,882,805)	18.20%
Cotton	1,968,672	1,610,374	6.00%
Cotton	(2,004,007)	(1,633,266)	6.10%
Feeder Cattle	836,116	1,173,906	4.40%
Feeder Cattle	(851,112)	(1,140,490)	4.30%
Gas Oil	6,779	4,138,772	15.50%
Gas Oil	(6,779)	(4,189,617)	15.60%
Gasoline	1,983,258	4,004,198	15.00%
Gasoline	(1,954,497)	(3,950,039)	14.80%
Heating Oil	1,679,011	3,386,564	12.60%
Heating Oil	(1,654,769)	(3,344,289)	12.50%
Kansas Wheat	228,853	1,212,465	4.50%
Kansas Wheat	(232,962)	(1,088,631)	4.10%
Lead	205	492,836	1.80%
Lead	(205)	(492,322)	1.80%
Lean Hogs	3,014,947	2,330,554	8.70%
Lean Hogs	(3,069,181)	(2,350,993)	8.80%
Live Cattle	3,233,117	3,281,614	12.30%
Live Cattle	(3,291,255)	(3,376,828)	12.60%
Natural Gas	864,876	2,449,330	9.10%
Natural Gas	(852,550)	(2,330,020)	8.70%
Soybean	334,857	3,534,417	13.20%
Soybean	(340,815)	(3,560,832)	13.30%
Sugar	12,497,771	1,562,221	5.80%
Sugar	(12,722,721)	(1,577,617)	5.90%
Wheat	625,751	3,169,431	11.80%
Wheat	(637,050)	(2,873,097)	10.70%
WTI Crude Oil	342,664	22,115,509	82.60%
WTI Crude Oil	(337,733)	(21,932,393)	81.90%
Zinc	205	674,028	2.50%
Zinc	(205)	(673,412)	2.50%

Open OTC Candriam proprietary total return swap contracts as of March 31, 2018 were as follows1:

Swap Counterparty	Reference Obligation	Description	Unrealized Appreciation/ (Depreciation)
Societe Generale Newedge UK Limited	Candriam IG Diversified Futures Index	Total return swap with Societe Generale Newedge UK Limited ("SG Newedge UK"). The swap provides exposure to the total returns of the Candriam Alternative Return Systemat program, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $86,107,871)***	$(168,131)
Societe Generale Newedge UK Limited	Candriam Global Alpha Index	Total return swap with SG Newedge UK. The swap provides exposure to the returns ofthe exchange-traded derivatives and OTC foreign exchange forwards for the CandriamGlobal Alpha strategy, calculated on a daily basis with a reference to a managed accountowned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $122,536,395)****	425,208
			$257,077

Candriam IG Diversified Futures Index

Category	% Breakdown
Financial Commodity Future	87.25%
Physical Commodity Future	68.70
Currency	0.60
Foreign Currency	(0.22)
Currency Future	(16.65)
Physical Index Future	(39.68)
Total	100.00%

Description	Sector	Number of Contracts	Notional Amount (000)*	Unrealized Appreciation (Depreciation)	Percent of Basket Net Assets
3-Month Euribor Mar20	Financial Commodity Future	(3,834,278)	$(471,246)	$(205)	48.75%
90Day Euro Future Mar20	Financial Commodity Future	(3,573,372)	(347,350)	17,867	35.93
90Day Sterling Future Mar20	Financial Commodity Future	(2,800,046)	(387,425)	35,740	40.08
AUD/USD Currency Future Jun18	Currency Future	(20,038)	(1,538)	(2,605)	0.16
Australian Dollar	Foreign Currency	(117,373)	(90)	(229)	0.01
BP Currency Future Jun18	Currency Future	48,007	6,749	(33,125)	(0.70)
Brent Crude Future Jun18	Physical Commodity Future	93,509	6,484	54,235	(0.67)
British Pound Sterling	Foreign Currency	135,558	190	(644)	(0.02)
CAC40 10 Euro Future Apr18	Physical Index Future	17	106	760	(0.01)
Canadian Currency Future Jun18	Currency Future	(90,169)	(6,999)	(6,312)	0.72
Copper Future May18	Physical Commodity Future	(25,464)	(7,704)	(59,841)	0.80
Corn Future May18	Physical Commodity Future	292	11,331	4,164	(1.17)
Cotton No.2 Future May18	Physical Commodity Future	118,556	9,658	85,360	(1.00)
DAX Index Future Jun18	Physical Index Future	(42)	(623)	(10,190)	0.06
DJIA MINI e-CBOT Jun18	Physical Index Future	67	161,283	19,169	(16.68)
EMINI Russell 2000 Jun18	Physical Index Future	(751)	(1,151)	(10,369)	0.12
Euro	Foreign Currency	15,443	19	5	0.00
Euro FX Currency Future Jun18	Currency Future	11,897,325	14,703	(26,769)	(1.52)
Euro Stoxx 50 Jun18	Physical Index Future	902	3,640	51,042	(0.38)
Euro-BTP Future Jun18	Financial Commodity Future	163,640	27,946	149,094	(2.89)
Euro-Bund Future Jun18	Financial Commodity Future	115,216	22,602	17,042	(2.34)
Euro-OAT Future Jun18	Financial Commodity Future	217,074	41,291	61,537	(4.27)
EURO/JPY Future Jun18	Currency Future	10,227,525	125,791	(73,623)	(13.01)
FTSE 100 Index Future Jun18	Physical Index Future	726	7,127	51,024	(0.74)
Gasoline RBOB Future May18	Physical Commodity Future	27,351	5,527	3,829	(0.57)
Gold 100 OZ Future Jun18	Physical Commodity Future	2,922	3,879	(7,890)	(0.40)
Hang Seng Index Future Apr18	Physical Index Future	417	159,839	5,001	(16.54)
Hong Kong Dollar	Foreign Currency	(864,950)	(110)	5	0.01
Japan 10 Year Bond (OSE) Jun18	Financial Commodity Future	180,338,400	255,665	(16,350)	(26.45)
Japanese Yen	Foreign Currency	5,868,612	55	294	(0.01)
Japanese Yen Currency Future Jun18	Currency Future	142,977	13,502	54,331	(1.40)
Korea 3 Year Bond Future Jun18	Financial Commodity Future	334,794,900	33,828	9,539	(3.50)
Live Cattle Future Jun18	Physical Commodity Future	(90,169)	(9,249)	270,508	0.96
Mexican Peso Future Jun18	Currency Future	2,099,774	1,140	46,195	(0.12)
NASDAQ 100 E-MINI Jun18	Physical Index Future	134	881	15,596	(0.09)
Natural Gas Future May18	Physical Commodity Future	(525,987)	(1,438)	(18,410)	0.15
New Zealand Dollar Future Jun18	Currency Future	96,014	6,932	11,522	(0.72)
Nikkei 225 (SGX) Jun18	Physical Index Future	1,670	33,300	2,821	(3.44)
NY Harbor ULSD Future May18	Physical Commodity Future	23,845	4,819	16,930	(0.50)
Primary Aluminum Future	Physical Commodity Future	(5,949)	(11,917)	132,358	1.23
S&P500 EMINI Future Jun18	Physical Index Future	6,262	16,550	221,666	(1.71)
Silver Future May18	Physical Commodity Future	(129,410)	(21)	(1,941)	0.00
South African Rand Currency (CME) Jun18	Currency Future	772,283	645	(40,545)	(0.07)
South Korean Won	Foreign Currency	2,182,186,777	2,047	9,464	(0.21)
Soybean Future May18	Physical Commodity Future	(2,546)	(266,040)	(68,117)	27.52
SPI 200 Future Jun18	Physical Index Future	543	2,391	(12,243)	(0.25)
Sugar #11 (WORLD) May18	Physical Commodity Future	(495,597)	(6,121)	(69,384)	0.63
Topix Index Future Jun18	Physical Index Future	16,698	268	656	(0.03)
U.S. 10 Year Note (CBT) Jun18	Financial Commodity Future	(26,717)	(3,236)	(6,262)	0.33
U.S. 5 Year Note (CBT) Jun18	Financial Commodity Future	(140,263)	(16,055)	(15,341)	1.66
U.S. Long Bond (CBT) Jun18	Financial Commodity Future	4,175	612	3,131	(0.06)
United States Dollar	Currency	(5,787,085)	(5,787)	—	0.60
Wheat Future (CBT) May18	Physical Commodity Future	(9,017)	(406,663)	(49,593)	42.07
WTI Crude Future May18	Physical Commodity Future	94,344	6,127	52,832	(0.63)
Zinc LME Future Jun18	Physical Commodity Future	(856)	(2,804)	9,413	0.29
				$883,142
Net Cash and Other Receivables/Payables				(1,051,273)
Swaps, at Value				$(168,131)

Candriam Global Alpha Index

Category	% Breakdown
Financial Commodity Future	73.19%
Currency Future	25.66
Foreign Currency	21.97
Currency	1.09
Future Option	(0.45)
Financial Commodity Option	(0.95)
Currency Option	(1.17)
Physical Index Option	(1.17)
Index Option	(1.31)
Physical Index Future	(16.86)
Total	100.00%

The summaries below provide breakdown of the derivative contracts comprising the index of the above Candriam proprietary total return swaps as of March 31, 2018:

Description	Sector	Number of Contracts	Notional Amount (000)*	Unrealized Appreciation (Depreciation)	Percent of Basket Net Assets
3-Month Euribor Future Dec18	Financial Commodity Future	945,071	$116,635	$18	76.44
90Day Euro Future Dec19	Financial Commodity Future	2,573,274	250,161	(12,866)	163.95
90Day Euro Future Dec21	Financial Commodity Future	(2,573,274)	(249,968)	(38,599)	(163.82)
90Day Euro Future Jun18	Financial Commodity Future	567,881	55,482	(8,518)	36.36
90Day Euro Future Mar19	Financial Commodity Future	(1,148,334)	(111,859)	17,225	(73.31)
90Day Euro Future Sep19	Financial Commodity Future	(278,702)	(27,111)	1,394	(17.77)
AUD/USD Currency Future Jun18	Currency Future	(112,319)	(8,622)	(14,601)	(5.65)
AUD/USD Euro 2PM Option Apr18P 78	Currency Option	(134,112)	(173)	16,093	(0.11)
AUD/USD Euro 2PM Option Apr18P 79	Currency Option	(22,631)	(51)	2,716	(0.03)
AUD/USD Euro 2PM Option Jun18P 73	Currency Option	(67,056)	(13)	671	(0.01)
AUD/USD Euro 2PM Option May18P 75	Currency Option	(678,942)	(170)	20,368	(0.11)
AUD/USD Euro 2PM Option May18P 76.5	Currency Option	452,628	308	(31,684)	0.20
AUD/USD Euro 2PM Option May18P 78	Currency Option	(46,101)	(72)	4,610	(0.05)
Australian Dollar	Foreign Currency	111,109	85	217	0.06
BP Currency Future Jun18	Currency Future	41,910	5,892	(28,918)	3.86
British Pound Currency 2PM Option Apr18C 139	Currency Option	(126,254)	(217)	80,802	(0.14)
British Pound Currency 2PM Option May18C 141.5	Currency Option	(42,958)	(42)	14,176	(0.03)
British Pound Sterling	Foreign Currency	468,563	657	(2,226)	0.43
Canadian Currency 2PM Option Apr18P 77.5	Currency Option	(159,258)	(43)	14,333	(0.03)
Canadian Currency 2PM Option Apr18P 78	Currency Option	(67,056)	(36)	7,376	(0.02)
Canadian Currency 2PM Option Apr18P 79	Currency Option	(125,730)	(176)	11,316	(0.12)
Canadian Currency Future Jun18	Currency Future	(89,687)	(6,962)	(6,278)	(4.56)
Deutsche Boerse AG German Stock Index DAX 10800	Index Option	(687)	(12)	12,012	(0.01)
Deutsche Boerse AG German Stock Index DAX 11400	Index Option	(344)	(16)	16,954	(0.01)
Deutsche Boerse AG German Stock Index DAX 12000	Index Option	(671)	(120)	89,077	(0.08)
Deutsche Boerse AG German Stock Index DAX 12200	Index Option	671	189	(115,961)	0.12
Eurex Euro Stoxx 50 Weekly Option 3350	Index Option	2,297	29	19,207	0.02
Eurex Euro Stoxx 50 Weekly Option 3400	Index Option	(6,890)	—	2,467	0.00
Eurex Swiss Market New IDX Future C 8600	Index Option	(888)	(223)	1,829	(0.15)
Eurex Swiss Market New IDX Future P 8600	Index Option	(872)	(221)	18,386	(0.15)
Euribor 2 Year Mid-Curve Option Apr18C 99.63	Financial Commodity Option	(1,663,827)	(573)	(10,316)	(0.38)
Euribor 2 Year Mid-Curve Option Apr18P 99.63	Financial Commodity Option	1,609,344	—	(28)	0.00
Euribor 2 Year Mid-Curve Option Jun18C 99.63	Financial Commodity Option	(1,072,896)	(228)	(6,635)	(0.15)
Euribor 2 Year Mid-Curve Option Jun18P 99.5	Financial Commodity Option	1,072,896	7	(21)	0.00
Euribor 2 Year Mid-Curve Option May18P 99.75	Financial Commodity Option	(1,072,896)	(40)	3,305	(0.03)
Euro	Foreign Currency	3,734,019	4,595	1,307	3.01
Euro Currency 2PM Option Apr18C 1.25	Currency Option	(5,029,200)	(4)	4,023	0.00
Euro Currency 2PM Option Jun18C 1.25	Currency Option	(8,382,000)	(75)	10,058	(0.05)
Euro Currency 2PM Option May18C 1.25	Currency Option	(14,354,175)	(75)	17,225	(0.05)
Euro Currency 2PM Option May18P 1.25	Currency Option	(13,935,075)	(270)	(16,722)	(0.18)
Euro FX Currency Future Jun18	Currency Future	(2,305,050)	(2,849)	5,186	(1.87)
Euro Stoxx 50 Price EUR 3100	Index Option	(2,297)	(18)	16,399	(0.01)
Euro Stoxx 50 Price EUR 3300	Index Option	2,272	222	52,554	0.15
Euro Stoxx 50 Price EUR 3400	Index Option	(8,114)	(256)	(92,775)	(0.17)
Euro Stoxx 50 Price EUR 3400	Index Option	(4,543)	(178)	(50,319)	(0.12)
Euro Stoxx Banks Price EUR 130	Index Option	(13,537)	(9)	(808)	(0.01)
Euro-Bobl Future Jun18	Financial Commodity Future	(264,033)	(42,640)	(19,564)	(27.94)
Euro-BTP Future Jun18	Financial Commodity Future	100,584	17,177	91,682	11.26
Euro-Bund Future Jun18	Financial Commodity Future	(91,364)	(17,923)	(13,499)	(11.75)
FTSE MIB Index Option 22000	Index Option	(281)	(150)	24,875	(0.10)
FTSE MIB Index Option 22500	Index Option	(518)	(289)	31	(0.19)
FTSE MIB Index Option 22500	Index Option	(304)	(114)	364	(0.07)
Hong Kong Dollar	Foreign Currency	(1,802,488)	(230)	10	(0.15)
IBEX 35 Index Future Apr18	Physical Index Future	1,249	14,709	156,964	9.64
INR/USD Standard Apr18	Currency Future	44,844	6,872	5,830	4.50
Japanese Yen	Foreign Currency	106,753,671	1,003	5,346	0.66
Japanese Yen 2PM Option Apr18C 93.5	Currency Option	(120,491)	(125)	(27,713)	(0.08)
Japanese Yen 2PM Option Apr18C 95	Currency Option	(283,940)	(62)	(8,518)	(0.04)
Japanese Yen 2PM Option Apr18C 96	Currency Option	(143,542)	(10)	—	(0.01)
Japanese Yen 2PM Option Apr18P 95	Currency Option	(140,399)	(110)	50,543	(0.07)
Japanese Yen 2PM Option Apr18P 96	Currency Option	(28,289)	(46)	10,750	(0.03)
Japanese Yen 2PM Option Jun18P 87	Currency Option	(194,882)	(4)	1,949	0.00
Japanese Yen 2PM Option Jun18P 93	Currency Option	(68,104)	(46)	12,259	(0.03)
Japanese Yen 2PM Option Jun18P 95	Currency Option	(72,295)	(119)	20,243	(0.08)
Japanese Yen 2PM Option May18C 94.5	Currency Option	(163,449)	(149)	(19,614)	(0.10)
Japanese Yen Currency Future Jun18	Currency Future	(164,497)	(15,534)	(62,509)	(10.18)
Long GILT Future Jun18	Financial Commodity Future	(32,690)	(5,633)	(7,668)	(3.69)
Mexican Peso Future Jun18	Currency Future	1,005,840	546	22,128	0.36
MSCI Emerging Market Future Jun18	Physical Index Future	(6,831)	(8,114)	(168,051)	(5.32)
NASDAQ 100 E-MINI Future Mar18	Physical Index Future	(3,403)	(22,440)	(397,311)	(14.71)
NASDAQ 100 E-MINI Option Jun18C 6400	Physical Index Option	(2,230)	(892)	(115,382)	(0.58)
NASDAQ 100 E-MINI Option Jun18C 6700	Physical Index Option	(2,246)	(489)	(73,569)	(0.32)
NASDAQ 100 E-MINI Option Jun18P 6400	Physical Index Option	(3,001)	(620)	194,299	(0.41)
Nikkei 225 Index 21500	Future Option	(53,645)	(295)	(34,391)	(0.19)
Nikkei 225 Index 21875	Future Option	(53,645)	(388)	72,257	(0.25)
Norwegian Krone	Foreign Currency	94,183	12	58	0.01
NSD 100 E-MINI Week 1 Option Apr18P 6650	Physical Index Option	(10,410)	(1,392)	913,516	(0.91)
NSD 100 E-MINI Week 1 Option Apr18P 6850	Physical Index Option	6,924	1,885	(758,127)	1.24
OMX Stockholm 30 Index 1470	Index Option	(77,534)	(189)	91,888	(0.12)
OMX Stockholm 30 Index 1530	Index Option	62,027	321	(151,234)	0.21
Russian Ruble Future Jun18	Currency Future	(2,221,230)	(384,162)	(32,208)	(251.76)
S&P500 E-MINI Option Jun18C 2700	Physical Index Option	(2,305)	(117)	(22,359)	(0.08)
S&P500 E-MINI Option Jun18C 2900	Physical Index Option	(14,585)	(63)	(15,314)	(0.04)
S&P500 E-MINI Option Jun18P 2300	Physical Index Option	(11,106)	(188)	88,849	(0.12)
S&P500 E-MINI Option Jun18P 2500	Physical Index Option	2,305	96	(34,345)	0.06
S&P500 E-MINI Option Mar18P 2630	Physical Index Option	(2,305)	—	62,813	0.00
Short Euro-BTP Future Mar18	Financial Commodity Future	287,503	39,897	28,349	26.15
Singapore Dollar	Foreign Currency	7,716	8	8	0.01
South African Rand Currency (CME) Future Jun18	Currency Future	(1,714,119)	(1,432)	89,991	(0.94)
South Korean Won	Foreign Currency	27,323,234	27,323	118	17.91
Stoxx 600 Basic Resource Jun18	Physical Index Future	(8,801)	(4,828)	(102,809)	(3.16)
Stoxx 600 Cons Jun18	Physical Index Future	(4,568)	(2,397)	(16,857)	(1.57)
Stoxx 600 Retail Jun18	Physical Index Future	8,927	3,106	34,024	2.04
Stoxx 600 Technology Jun18	Physical Index Future	(9,178)	(4,792)	(37,164)	(3.14)
Stoxx 600 TLCM Jun18	Physical Index Future	23,805	7,320	67,283	4.80
Stoxx Europe 600 Automobiles 620	Index Option	(16,806)	(225)	318,402	(0.15)
Stoxx Europe 600 Automobiles 665	Index Option	17,896	4	2,154	0.00
Stoxx Europe 600 Automobiles 700	Index Option	(17,896)	(2)	7	0.00
Stoxx Europe 600 Basic Resources 460	Index Option	(11,190)	(322)	89,448	(0.21)
Stoxx Europe 600 Basic Resources 460	Index Option	(11,190)	(128)	(39,890)	(0.08)
Stoxx Europe 600 Insurance 280	Index Option	(22,338)	(104)	22,009	(0.07)
Stoxx Europe 600 Oil & Gas 300	Index Option	(13,034)	(66)	24,073	(0.04)
Stoxx Europe 600 Oil & Gas 300	Index Option	(13,411)	(122)	24,749	(0.08)
Swedish Krona	Foreign Currency	(2,213,774)	(265)	(308)	(0.17)
Swedish Krona Future Jun18	Currency Future	368,808	443,750	(5,532)	290.82
Swiss Franc	Foreign Currency	320,373	335	490	0.22
TRY/USD Future Jun18	Currency Future	6,705,600	1,661	29,169	1.09
Turkish Lira	Foreign Currency	23,309	6	93	0.00
U.S. 10 Year Future Option Jun18P 121	Financial Commodity Option	(175,184)	(118)	24,635	(0.08)
U.S. 10 Year Note (CBT) Future Jun18	Financial Commodity Future	343,662	41,631	80,546	27.28
U.S. 2 Year Note (CBT) Future Jun18	Financial Commodity Future	430,835	45,800	6,732	30.02
U.S. 5 Year Future Option May18C 114	Financial Commodity Option	(896,036)	(518)	(70,003)	(0.34)
U.S. 5 Year Future Option May18P 113	Financial Commodity Option	(665,531)	(10)	—	(0.01)
U.S. 5 Year Future Option May18P 114	Financial Commodity Option	332,765	36	(12,999)	0.02
United States Dollar	Currency	1,661,647	1,662	—	1.09
Yen Denom Nikkei Jun18	Physical Index Future	(41,072)	(8,289)	(95,590)	(5.43)
				$350,435
Net Cash and Other Receivables/Payables				74,773
Swaps, at Value				$425,208

†	As of March 31, 2018, the index did not have exposure to the usual underlying components as certain quantitative conditions were not met.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
**	The total return swap is held in the MainStay VP Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay VP Absolute Return Multi-Strategy Portfolio.
***	The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded futures in relation to any commodity, currency, interest rate, bond or equity index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on January 21, 2016 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.
****	The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded derivatives and over the counter derivatives. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on February 26, 2016 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.

The following abbreviations are used in the preceding pages:
AUD	—Australian Dollar
BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAC	—Cotation Assiste´e en Continu (French stock market index)
DAX	—Deutscher Aktienindex Index (German stock market index)
ETF	—Exchange-Traded Fund
EUR	—Euro
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
LME	—London Metal Exchange
MIB	—Milano Italia Borsa (Italian national stock exchange)
TRY	—Turkish Lira
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$2,645,396	$—	$2,645,396
Common Stocks	158,081,953	105,684	—	158,187,637
Convertible Preferred Stocks	106,746	—	—	106,746
Exchange-Traded Funds	18,346,253	—	—	18,346,253
Preferred Stocks	791,698	—	—	791,698
Rights	33,537	—	—	33,537
Short-Term Investments
Repurchase Agreement	—	210,641,371	—	210,641,371
U.S. Government	—	240,143,087	—	240,143,087
Total Short-Term Investments	—	450,784,458	—	450,784,458
Total Investments in Securities	177,360,187	453,535,538	—	630,895,725
Other Financial Instruments
Candriam Proprietary Total Return Swap Contracts (b)	—	425,208	—	425,208
Credit Default Swap Contracts (b)	—	20,271	—	20,271
Futures Contracts (b)	188,385	—	—	188,385
Interest Rate Swap Contracts (b)	—	84,299	—	84,299
Total Return Basket Swap Contracts (b)	—	3,339,374	—	3,339,374
Total Other Financial Instruments	188,385	3,869,152	—	4,057,537
Total Investments in Securities and Other Financial Instruments	$177,548,572	$457,404,690	$—	$634,953,262

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks Sold Short	$(117,814,852)	$—	$—	$(117,814,852)
Exchange Traded Fund Sold Short	(28,523,631)	—	—	(28,523,631)
Other Financial Instruments
Futures Contracts (b)	(49,424)	—	—	(49,424)
Credit Default Swap Contracts (b)	—	(34,334)	—	(34,334)
Interest Rate Swap Contracts (b)	—	(381,061)	—	(381,061)
Total Return Basket Swap Contracts (b)	—	(2,377,684)	—	(2,377,684)
Candriam Proprietary Total Return Swap Contracts (b)	—	(168,131)	—	(168,131)
Total Other Financial Instruments	(49,424)	(2,961,210)	—	(3,010,634)
Total Investments in Securities Sold Short and Other Financial Instruments	$(146,387,907)	$(2,961,210)	$—	$(149,349,117)

(a)	For a complete listing of investments and their industries, see the Consolidated Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Consolidated Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Balanced Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 27.6% †
	Asset-Backed Securities 2.8%
	Auto Floor Plan Asset-Backed Securities 0.0% ‡
	NextGear Floorplan Master Owner Trust Series 2017-2A, Class A2 2.56%, due 10/17/22 (a)	$100,000	$98,712

	Automobile 0.1%
	Hertz Vehicle Financing LLC Series 2016-1A, Class A 2.32%, due 3/25/20 (a)	200,000	198,932

	Other Asset-Backed Securities 2.7%
	AIMCO CLO (a)
	Series 2017-AA, Class A 2.62% (3 Month LIBOR + 1.26%), due 7/20/29 (b)	250,000	251,494
	Series 2018-AA, Class A 2.861%, due 4/17/31 (c)(d)	500,000	500,000
	Apidos CLO XXV Series 2016-25A, Class A1 2.822% (3 Month LIBOR + 1.46%), due 10/20/28 (a)(b)	475,000	476,623
	Ares XXIX CLO, Ltd. Series 2014-1A, Class A1R 2.543% (3 Month LIBOR + 1.19%), due 4/17/26 (a)(b)	250,000	250,042
	Benefit Street Partners CLO, Ltd. Series 2015-VIIA, Class A1AR 2.377%, due 7/18/27 (a)(b)(c)	250,000	249,983
	Birchwood Park CLO, Ltd. Series 2014-1A, Class AR 2.539% (3 Month LIBOR + 1.18%), due 7/15/26 (a)(b)	250,000	250,048
	Canyon Capital CLO, Ltd. Series 2015-1A, Class AS 2.609% (3 Month LIBOR + 1.25%), due 4/15/29 (a)(b)	690,000	694,243
	Capital Automotive REIT Series 2017-1A, Class A1 3.87%, due 4/15/47 (a)	198,167	197,408
	Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 2.592% (3 Month LIBOR + 1.23%), due 7/23/30 (a)(b)	750,000	754,492
	Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.082%, due 7/25/47 (a)	1,293,500	1,266,246
	Dryden Senior Loan Fund (a)
	Series 2018-64A, Class A TBD (3 Month LIBOR + 0.97%), due 4/18/31 (d)	250,000	250,000
	Series 2014-33A, Class AR 2.79% (3 Month LIBOR + 1.43%), due 10/15/28 (b)	250,000	251,416
	Elara HGV Timeshare Issuer LLC Series 2017-A, Class A 2.69%, due 3/25/30 (a)	183,477	180,396
	FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	99,250	99,734
	Galaxy XIV CLO, Ltd. Series 2012-14A, Class AR 2.786% (3 Month LIBOR + 1.37%), due 11/15/26 (a)(b)	250,000	250,513
	Galaxy XVI CLO, Ltd. Series 2013-16A, Class A1R 2.549% (3 Month LIBOR + 1.13%), due 11/16/25 (a)(b)	249,343	249,439
	Highbridge Loan Management, Ltd. Series 2016-6A, Class A1R 2.845%, due 2/5/31 (a)(b)(c)	250,000	250,265
	HPS Loan Management, Ltd. Series 2011-A17, Class A 2.652% (3 Month LIBOR + 1.26%), due 5/6/30 (a)(b)	850,000	854,089
	LCM, Ltd. Partnership Series 2015-A, Class AR 2.603% (3 Month LIBOR + 1.24%), due 7/20/30 (a)(b)	350,000	353,243
	Magnetite VIII, Ltd. Series 2014-8A, Class AR 2.66% (3 Month LIBOR + 1.30%), due 4/15/26 (a)(b)	260,000	260,062
	Magnetite XII, Ltd. Series 2015-12A, Class AR 2.69% (3 Month LIBOR + 1.33%), due 4/15/27 (a)(b)	250,000	251,272
	Neuberger Berman CLO XIV, Ltd. Series 2013-14A, Class AR 2.628% (3 Month LIBOR + 1.25%), due 1/28/30 (a)(b)	390,000	392,726
	Octagon Investment Partners 30, Ltd. Series 2017-1A, Class A1 2.683% (3 Month LIBOR + 1.32%), due 3/17/30 (a)(b)	350,000	356,068
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1R 2.576% (3 Month LIBOR + 1.14%), due 11/18/26 (a)(b)	251,000	251,105
	Sound Point CLO XVI, Ltd. Series 2017-2A, Class A 2.64% (3 Month LIBOR + 1.28%), due 7/25/30 (a)(b)	450,000	452,409
	THL Credit Wind River CLO, Ltd. (a)
	Series 2014-3A, Class AR 2.463% (3 Month LIBOR + 1.10%), due 1/22/27	390,000	390,069
	Series 2017-4A, Class A 2.655%, due 11/20/30 (b)(c)	250,000	251,130
	Series 2012-1A, Class AR 2.81% (3 Month LIBOR + 1.45%), due 1/15/26 (b)	250,000	251,455
	TIAA CLO III, Ltd. Series 2017-2A, Class A 2.627%, due 1/16/31 (a)(b)(c)	350,000	351,356
	Volvo Financial Equipment LLC Series 2016-1A, Class A3 1.67%, due 2/18/20 (a)	79,637	79,349
	Voya CLO, Ltd. Series 2014-2A, Class A1R 2.603% (3 Month LIBOR + 1.25%), due 4/17/30 (a)(b)	600,000	601,874
			11,518,549
	Total Asset-Backed Securities (Cost $11,810,414)		11,816,193

	Corporate Bonds 14.1%
	Aerospace & Defense 0.3%
	BAE Systems PLC 4.75%, due 10/11/21 (a)	1,050,000	1,100,693

	Auto Manufacturers 0.8%
	Daimler Finance North America LLC 2.85%, due 1/6/22 (a)	1,000,000	982,857
	Ford Motor Credit Co. LLC 4.25%, due 9/20/22	1,145,000	1,162,759
	General Motors Co. 4.875%, due 10/2/23	1,150,000	1,200,042
			3,345,658
	Banks 4.0%
	ABN AMRO Bank N.V. 2.65%, due 1/19/21 (a)	200,000	196,808
	Bank of America Corp.
	3.55%, due 3/5/24 (e)	250,000	251,033
	4.45%, due 3/3/26	1,000,000	1,021,540
	BNP Paribas S.A. 3.375%, due 1/9/25 (a)	300,000	290,186
	Capital One Financial Corp. 3.80%, due 1/31/28	850,000	823,316
	Citigroup, Inc.
	2.876%, due 7/24/23 (e)	350,000	340,569
	4.60%, due 3/9/26	750,000	769,311
	Citizens Bank N.A. 2.25%, due 10/30/20	603,000	587,440
	Cooperatieve Rabobank UA 4.375%, due 8/4/25	1,000,000	1,010,049
	Credit Agricole S.A. (a)
	3.25%, due 10/4/24	500,000	477,721
	3.375%, due 1/10/22	575,000	570,338
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	865,000	871,045
	Discover Bank 3.20%, due 8/9/21	850,000	839,405
¤	Fifth Third Bancorp 4.30%, due 1/16/24	1,250,000	1,281,473
	Goldman Sachs Group, Inc.
	2.905%, due 7/24/23 (e)	350,000	340,384
	3.85%, due 1/26/27	475,000	469,022
	JPMorgan Chase & Co. 3.875%, due 9/10/24	1,500,000	1,497,510
	Lloyds Banking Group PLC 2.907%, due 11/7/23 (e)	1,000,000	964,027
	Mitsubishi UFJ Financial Group, Inc. 2.95%, due 3/1/21	762,000	757,203
	Morgan Stanley
	3.591%, due 7/22/28 (e)	250,000	241,815
	4.10%, due 5/22/23	375,000	380,045
	4.35%, due 9/8/26	595,000	599,242
	Santander UK Group Holdings PLC (e)
	3.373%, due 1/5/24	750,000	733,700
	3.823%, due 11/3/28	250,000	238,214
	UBS Group Funding Switzerland A.G. (a)
	4.125%, due 4/15/26	750,000	752,600
	4.253%, due 3/23/28	310,000	312,056
	Wells Fargo & Co. 4.10%, due 6/3/26	225,000	223,612
			16,839,664
	Beverages 0.2%
	Anheuser-Busch InBev Worldwide, Inc. 4.00%, due 4/13/28	1,075,000	1,088,123

	Biotechnology 0.2%
	Celgene Corp. 3.875%, due 8/15/25	750,000	743,036

	Building Materials 0.4%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	850,000	869,538
	Masco Corp. 4.45%, due 4/1/25	850,000	869,380
			1,738,918
	Chemicals 0.3%
	Mosaic Co. 4.05%, due 11/15/27	300,000	292,594
	NewMarket Corp. 4.10%, due 12/15/22	400,000	410,211
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (a)	210,000	201,537
	Westlake Chemical Corp. 3.60%, due 8/15/26	400,000	386,278
			1,290,620
	Diversified Financial Services 0.0% ‡
	Discover Financial Services
	3.85%, due 11/21/22	100,000	100,100
	5.20%, due 4/27/22	25,000	26,216
			126,316
	Electric 1.4%
	Arizona Public Service Co. 2.20%, due 1/15/20	250,000	247,254
	Commonwealth Edison Co. 3.10%, due 11/1/24	150,000	147,728
	DTE Electric Co. 2.65%, due 6/15/22	750,000	735,211
	Edison International 4.125%, due 3/15/28	425,000	428,106
	Electricite de France S.A. 2.35%, due 10/13/20 (a)	1,500,000	1,475,158
	Emera U.S. Finance, L.P. 2.70%, due 6/15/21	750,000	732,960
	Entergy Corp. 4.00%, due 7/15/22	750,000	765,527
	Exelon Corp. 2.85%, due 6/15/20	425,000	421,187
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	500,000	514,493
	Great Plains Energy, Inc. 4.85%, due 6/1/21	280,000	289,882
	Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	261,223
			6,018,729
	Electronics 0.0% ‡
	Amphenol Corp. 3.125%, due 9/15/21	175,000	174,380

	Food 0.2%
	Ingredion, Inc. 4.625%, due 11/1/20	250,000	258,837
	McCormick & Co., Inc. 3.15%, due 8/15/24	625,000	606,508
			865,345
	Forest Products & Paper 0.2%
	Fibria Overseas Finance, Ltd.
	4.00%, due 1/14/25	375,000	361,875
	5.50%, due 1/17/27	350,000	361,725
			723,600
	Health Care - Products 0.3%
	Becton Dickinson & Co. 2.894%, due 6/6/22	1,213,000	1,176,926

	Health Care - Services 0.1%
	Laboratory Corp. of America Holdings 3.25%, due 9/1/24	575,000	560,018

	Insurance 0.5%
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (a)	725,000	763,992
	Pricoa Global Funding I 2.20%, due 6/3/21 (a)	1,250,000	1,219,665
			1,983,657
	Iron & Steel 0.2%
	Carpenter Technology Corp. 4.45%, due 3/1/23	125,000	125,111
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	700,000	721,490
			846,601
	Media 0.1%
	Discovery Communications LLC 3.95%, due 3/20/28	375,000	359,717

	Mining 0.6%
	Anglo American Capital PLC (a)
	4.75%, due 4/10/27	800,000	809,310
	4.875%, due 5/14/25	275,000	281,822
	Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	1,250,000	1,271,398
			2,362,530
	Multi-National 0.1%
	International Bank for Reconstruction & Development 2.00%, due 10/30/20	600,000	591,640

	Oil & Gas 0.7%
	Anadarko Petroleum Corp. 4.85%, due 3/15/21	1,000,000	1,039,237
	Cenovus Energy, Inc. 4.25%, due 4/15/27	600,000	584,846
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	400,000	415,304
	Nabors Industries, Inc. 5.00%, due 9/15/20	540,000	538,650
	Petroleos Mexicanos
	3.50%, due 1/30/23	100,000	96,100
	4.875%, due 1/24/22	75,000	76,868
	5.35%, due 2/12/28 (a)	50,000	49,320
			2,800,325
	Packaging & Containers 0.2%
	WestRock Co. 3.75%, due 3/15/25 (a)	675,000	673,437

	Pharmaceuticals 0.6%
	AbbVie, Inc. 2.30%, due 5/14/21	750,000	731,100
	Bayer U.S. Finance LLC 2.375%, due 10/8/19 (a)	625,000	619,593
	CVS Health Corp. 4.30%, due 3/25/28	1,250,000	1,255,326
			2,606,019
	Pipelines 0.7%
	Buckeye Partners, L.P. 4.15%, due 7/1/23	1,000,000	1,005,564
	Energy Transfer Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	850,000	907,128
	Enterprise Products Operating LLC 2.80%, due 2/15/21	150,000	148,364
	Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	895,000	929,280
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	175,000	168,068
			3,158,404
	Real Estate Investment Trusts 0.7%
	Highwoods Realty, L.P. 3.625%, due 1/15/23	1,000,000	989,371
	Realty Income Corp. 3.25%, due 10/15/22	325,000	322,440
	Simon Property Group, L.P. 2.625%, due 6/15/22	475,000	462,904
	VEREIT Operating Partnership, L.P. 4.875%, due 6/1/26	1,000,000	1,009,746
			2,784,461
	Semiconductors 0.2%
	Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, due 1/15/27	750,000	729,438

	Software 0.3%
	Fidelity National Information Services, Inc. 2.25%, due 8/15/21	1,075,000	1,038,876
	Fiserv, Inc. 4.75%, due 6/15/21	200,000	209,536
			1,248,412
	Telecommunications 0.8%
	AT&T, Inc.
	3.90%, due 8/14/27	1,000,000	1,006,885
	3.95%, due 1/15/25	237,000	236,853
	Telefonica Emisiones SAU 4.103%, due 3/8/27	1,010,000	1,008,964
	Verizon Communications, Inc. 5.15%, due 9/15/23	1,100,000	1,186,778
			3,439,480
	Transportation 0.0% ‡
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	125,000	128,500

	Total Corporate Bonds (Cost $60,028,052)		59,504,647

	Foreign Government Bonds 0.1%
	Poland 0.0% ‡
	Republic of Poland Government International Bond 5.00%, due 3/23/22	50,000	53,467

	Russia 0.1%
	Russian Federation 3.50%, due 1/16/19 (a)	400,000	401,134

	Total Foreign Government Bonds (Cost $449,170)		454,601

	Mortgage-Backed Securities 1.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.7%
	Bank Series 2017-BNK5, Class A2 2.987%, due 6/15/60	300,000	298,335
	Benchmark Mortgage Trust
	Series 2018-B1, Class A2 3.571%, due 1/15/51	200,000	204,051
	Series 2018-B2, Class A2 3.662%, due 2/15/51	150,000	153,688
	CD Mortgage Trust Series 2017-CD4, Class A2 3.03%, due 5/10/50	600,000	598,236
	CFCRE Commercial Mortgage Trust Series 2017-C8, Class A2 2.982%, due 6/15/50	900,000	895,030
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	100,000	102,782
	COMM Mortgage Trust Series 2013-LC13, Class A2 3.009%, due 8/10/46	232,117	232,252
	DBJPM Mortgage Trust Series 2017-C6, Class A2 2.917%, due 6/10/50	800,000	793,968
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	200,000	202,076
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	213,204	213,502
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A2 2.936%, due 11/15/46	500,000	500,286
	Series 2017-C33, Class A2 3.14%, due 5/15/50	1,000,000	1,000,793
	Series 2013-C12, Class A4 4.26%, due 10/15/46 (c)	300,000	313,821
	Morgan Stanley Capital I Trust Series 2017-H1, Class A2 3.089%, due 6/15/50	900,000	904,713
	UBS Commercial Mortgage Trust Series 2018-C8, Class A2 3.713%, due 2/15/51	500,000	512,205
	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class AS 3.749%, due 3/15/59	100,000	100,753
	Total Mortgage-Backed Securities (Cost $7,209,835)		7,026,491

	U.S. Government & Federal Agencies 8.9%
¤	Federal Home Loan Bank 1.0%
	1.375%, due 3/18/19	200,000	198,468
	1.50%, due 10/21/19	600,000	593,093
	1.70%, due 5/15/20	500,000	493,027
	2.125%, due 2/11/20	600,000	597,515
	2.30%, due 1/26/21	475,000	471,683
	2.375%, due 3/30/20	350,000	350,046
	2.50%, due 12/10/27	1,050,000	994,314
	2.51%, due 12/29/22	400,000	396,660
			4,094,806
¤	Federal Home Loan Mortgage Corporation 0.6%
	1.25%, due 8/15/19	350,000	345,260
	1.25%, due 10/2/19	350,000	344,752
	1.35%, due 1/25/19	600,000	596,234
	1.375%, due 8/15/19	400,000	395,343
	1.50%, due 1/17/20	250,000	246,434
	2.753%, due 1/30/23	400,000	397,454
			2,325,477
¤	Federal National Mortgage Association 0.7%
	1.25%, due 7/26/19	450,000	444,300
	1.50%, due 2/28/20	650,000	640,189
	1.75%, due 9/12/19	250,000	248,220
	1.875%, due 9/24/26	1,925,000	1,774,169
			3,106,878
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.1%
	2.125%, due 4/24/26	500,000	472,478

¤	United States Treasury Notes 6.5%
	0.875%, due 5/31/18	450,000	449,389
	1.125%, due 1/31/19	2,200,000	2,182,469
	1.125%, due 2/28/21	700,000	675,063
	1.125%, due 7/31/21	100,000	95,785
	1.375%, due 9/30/23	1,385,000	1,297,842
	1.50%, due 10/31/19	1,675,000	1,655,437
	1.50%, due 6/15/20	3,450,000	3,389,221
	1.875%, due 4/30/22	1,000,000	975,273
	1.875%, due 9/30/22	300,000	291,527
	2.125%, due 3/31/24	150,000	145,688
	2.25%, due 3/31/20	5,100,000	5,097,410
	2.25%, due 2/15/21	4,600,000	4,582,391
	2.375%, due 3/15/21	1,300,000	1,299,441
	2.50%, due 3/31/23	5,400,000	5,383,336
			27,520,272
	Total U.S. Government & Federal Agencies (Cost $37,822,121)		37,519,911

	Total Long-Term Bonds (Cost $117,319,592)		116,321,843

		Shares
	Common Stocks 66.7%
	Aerospace & Defense 1.3%
	General Dynamics Corp.	2,931	647,458
	Huntington Ingalls Industries, Inc.	4,047	1,043,154
	Lockheed Martin Corp.	2,144	724,522
	Raytheon Co.	3,018	651,345
	Spirit AeroSystems Holdings, Inc., Class A	17,697	1,481,239
	Textron, Inc.	2,174	128,201
	United Technologies Corp.	5,118	643,947
			5,319,866
	Air Freight & Logistics 0.3%
	XPO Logistics, Inc. (f)	12,646	1,287,489

	Airlines 0.5%
	Copa Holdings S.A., Class A	7,026	903,754
	Delta Air Lines, Inc.	11,811	647,361
	JetBlue Airways Corp. (f)	28,481	578,734
			2,129,849
	Auto Components 0.1%
	Lear Corp.	2,447	455,362

	Automobiles 0.3%
	Ford Motor Co.	51,089	566,066
	General Motors Co.	17,958	652,594
			1,218,660
	Banks 3.5%
	Bank of America Corp.	24,470	733,855
	BB&T Corp.	13,956	726,270
	CIT Group, Inc.	27,273	1,404,560
	Citigroup, Inc.	10,535	711,113
	Citizens Financial Group, Inc.	26,984	1,132,788
¤	Fifth Third Bancorp	58,258	1,849,691
	First Hawaiian, Inc.	32,664	909,039
	Huntington Bancshares, Inc.	15,839	239,169
	JPMorgan Chase & Co.	6,658	732,180
	KeyCorp	71,501	1,397,845
	M&T Bank Corp.	1,369	252,389
	People's United Financial, Inc.	13,038	243,289
	PNC Financial Services Group, Inc.	3,712	561,403
	Regions Financial Corp.	1,391	25,845
	SunTrust Banks, Inc.	24,532	1,669,157
	TCF Financial Corp.	41,007	935,370
	U.S. Bancorp	12,721	642,411
	Wells Fargo & Co.	13,969	732,115
			14,898,489
	Beverages 0.5%
	Coca-Cola Co.	12,807	556,208
	Molson Coors Brewing Co., Class B	10,909	821,775
	PepsiCo., Inc.	5,834	636,781
			2,014,764
	Biotechnology 0.7%
	Alexion Pharmaceuticals, Inc. (f)	5,015	558,972
	Amgen, Inc.	3,254	554,742
	Biogen, Inc. (f)	2,343	641,560
	Gilead Sciences, Inc.	9,617	725,026
	OPKO Health, Inc. (f)(g)	68,950	218,571
	United Therapeutics Corp. (f)	1,846	207,417
			2,906,288
	Building Products 0.8%
	Johnson Controls International PLC	16,180	570,183
	Owens Corning	18,807	1,512,083
	USG Corp. (f)	33,739	1,363,730
			3,445,996
	Capital Markets 3.1%
	Affiliated Managers Group, Inc.	4,855	920,411
	Ameriprise Financial, Inc.	6,980	1,032,621
	Bank of New York Mellon Corp.	14,210	732,241
	BGC Partners, Inc., Class A	39,003	524,590
	BlackRock, Inc.	1,206	653,314
	Charles Schwab Corp.	12,514	653,481
	CME Group, Inc.	4,527	732,197
	Federated Investors, Inc., Class B	21,440	716,096
	Franklin Resources, Inc.	16,265	564,070
	Goldman Sachs Group, Inc.	2,224	560,137
	Intercontinental Exchange, Inc.	10,065	729,914
	Lazard, Ltd., Class A	21,166	1,112,485
	Legg Mason, Inc.	30,472	1,238,687
	Morgan Stanley	12,039	649,625
	Morningstar, Inc.	1,846	176,330
	Nasdaq, Inc.	8,044	693,554
	Northern Trust Corp.	2,315	238,746
	State Street Corp.	7,317	729,724
	T. Rowe Price Group, Inc.	5,266	568,570
			13,226,793
	Chemicals 2.2%
	Air Products & Chemicals, Inc.	3,507	557,718
	Ashland Global Holdings, Inc.	3,163	220,746
	CF Industries Holdings, Inc.	39,823	1,502,522
	DowDuPont, Inc.	8,890	566,382
	Eastman Chemical Co.	9,009	951,170
	Huntsman Corp.	40,496	1,184,508
	LyondellBasell Industries N.V., Class A	6,971	736,695
	Olin Corp.	28,801	875,263
	PPG Industries, Inc.	5,792	646,387
	Praxair, Inc.	4,480	646,464
	Valvoline, Inc.	10,318	228,337
	Westlake Chemical Corp.	10,818	1,202,421
			9,318,613
	Commercial Services & Supplies 0.3%
	Pitney Bowes, Inc.	73,019	795,177
	Waste Management, Inc.	7,657	644,107
			1,439,284
	Communications Equipment 0.4%
	ARRIS International PLC (f)	24,475	650,301
	Cisco Systems, Inc.	17,262	740,367
	EchoStar Corp., Class A (f)	5,296	279,470
	Motorola Solutions, Inc.	286	30,116
			1,700,254
	Construction & Engineering 0.4%
	Fluor Corp.	26,232	1,500,995

	Consumer Finance 1.2%
	American Express Co.	6,907	644,285
	Capital One Financial Corp.	5,885	563,901
	Credit Acceptance Corp. (f)	2,500	826,025
	Discover Financial Services	7,361	529,477
	OneMain Holdings, Inc. (f)	8,997	269,370
	Synchrony Financial	68,408	2,293,720
			5,126,778
	Containers & Packaging 0.2%
	Bemis Co., Inc.	3,172	138,045
	Graphic Packaging Holding Co.	36,691	563,207
			701,252
	Diversified Consumer Services 0.1%
	Graham Holdings Co., Class B	823	495,652

	Diversified Financial Services 0.2%
	Berkshire Hathaway, Inc., Class B (f)	3,238	645,916

	Diversified Telecommunication Services 0.3%
	AT&T, Inc.	20,224	720,986
	Verizon Communications, Inc.	11,558	552,703
			1,273,689
	Electric Utilities 2.3%
	Alliant Energy Corp.	850	34,731
	American Electric Power Co., Inc.	9,277	636,309
	Avangrid, Inc.	6,538	334,223
	Duke Energy Corp.	7,166	555,150
	Entergy Corp.	6,957	548,072
	Exelon Corp.	16,527	644,718
	FirstEnergy Corp.	54,868	1,866,061
	Great Plains Energy, Inc.	31,840	1,012,194
	NextEra Energy, Inc.	3,418	558,262
	PG&E Corp.	12,830	563,622
	Southern Co.	12,428	555,034
	Westar Energy, Inc.	834	43,860
	Xcel Energy, Inc.	50,247	2,285,234
			9,637,470
	Electrical Equipment 0.6%
	Acuity Brands, Inc.	3,875	539,361
	Eaton Corp. PLC	8,057	643,835
	Emerson Electric Co.	9,464	646,391
	Regal Beloit Corp.	11,665	855,628
			2,685,215
	Electronic Equipment, Instruments & Components 0.5%
	Corning, Inc.	26,294	733,077
	Jabil, Inc.	47,851	1,374,759
			2,107,836
	Energy Equipment & Services 0.6%
	Halliburton Co.	13,832	649,274
	Schlumberger, Ltd.	10,077	652,788
	Transocean, Ltd. (f)	132,918	1,315,888
			2,617,950
	Equity Real Estate Investment Trusts 5.2%
	Apple Hospitality REIT, Inc.	73,620	1,293,503
	AvalonBay Communities, Inc.	782	128,608
	Brandywine Realty Trust	20,645	327,843
	Camden Property Trust	814	68,522
	CubeSmart	21,545	607,569
	DDR Corp.	37,041	271,511
	Empire State Realty Trust, Inc., Class A	57,948	972,947
	Equity Residential	9,014	555,443
	Gaming and Leisure Properties, Inc.	39,495	1,321,898
	Highwoods Properties, Inc.	27,631	1,210,790
	Hospitality Properties Trust	50,818	1,287,728
	Host Hotels & Resorts, Inc.	95,720	1,784,221
	Lamar Advertising Co., Class A	15,823	1,007,292
	Life Storage, Inc.	15,720	1,312,934
	National Retail Properties, Inc.	29,227	1,147,452
	Outfront Media, Inc.	23,874	447,399
	Park Hotels & Resorts, Inc.	25,999	702,493
	Piedmont Office Realty Trust, Inc., Class A	66,015	1,161,204
	Prologis, Inc.	15,105	951,464
	Retail Properties of America, Inc., Class A	38,673	450,927
	Senior Housing Properties Trust	22,504	352,413
	Simon Property Group, Inc.	4,085	630,520
	SL Green Realty Corp.	1,941	187,947
	Spirit Realty Capital, Inc.	158,476	1,229,774
	VEREIT, Inc.	59,940	417,182
	Vornado Realty Trust	8,757	589,346
	Weyerhaeuser Co.	7,123	249,305
	WP Carey, Inc.	17,664	1,094,991
			21,763,226
	Food & Staples Retailing 0.9%
	CVS Health Corp.	8,847	550,372
	Kroger Co.	26,968	645,614
	U.S. Foods Holding Corp. (f)	43,299	1,418,908
	Walgreens Boots Alliance, Inc.	9,424	616,990
	Walmart, Inc.	8,193	728,931
			3,960,815
	Food Products 1.8%
	Archer-Daniels-Midland Co.	16,803	728,746
	Bunge, Ltd.	20,082	1,484,863
	Conagra Brands, Inc.	28,332	1,044,884
	General Mills, Inc.	14,362	647,152
	Kraft Heinz Co.	9,040	563,102
	Mondelez International, Inc., Class A	13,668	570,366
	Pilgrim's Pride Corp. (f)	16,196	398,583
	TreeHouse Foods, Inc. (f)	13,620	521,237
	Tyson Foods, Inc., Class A	20,589	1,506,909
			7,465,842
	Gas Utilities 0.1%
	National Fuel Gas Co.	9,089	467,629

	Health Care Equipment & Supplies 1.2%
	Abbott Laboratories	10,754	644,380
	Baxter International, Inc.	9,976	648,839
	Danaher Corp.	6,599	646,108
	Hill-Rom Holdings, Inc.	9,585	833,895
	Medtronic PLC	8,118	651,226
	STERIS PLC	16,108	1,503,843
	Zimmer Biomet Holdings, Inc.	654	71,312
			4,999,603
	Health Care Providers & Services 2.4%
	Aetna, Inc.	3,274	553,306
	Anthem, Inc.	3,246	713,146
	Cardinal Health, Inc.	187	11,721
	Centene Corp. (f)	18,285	1,954,118
	Cigna Corp.	4,272	716,585
	DaVita, Inc. (f)	23,238	1,532,314
	Express Scripts Holding Co. (f)	10,313	712,422
	HCA Healthcare, Inc.	7,402	717,994
	Humana, Inc.	2,687	722,346
	McKesson Corp.	3,944	555,591
	MEDNAX, Inc. (f)	11,510	640,302
	WellCare Health Plans, Inc. (f)	5,813	1,125,571
			9,955,416
	Hotels, Restaurants & Leisure 1.0%
	Carnival Corp.	11,125	729,577
	Extended Stay America, Inc.	8,540	168,836
	Hyatt Hotels Corp., Class A	14,226	1,084,875
	Royal Caribbean Cruises, Ltd.	17,635	2,076,345
			4,059,633
	Household Durables 0.5%
	Lennar Corp., Class A	13,026	767,752
	Whirlpool Corp.	10,152	1,554,373
			2,322,125
	Household Products 0.4%
	Colgate-Palmolive Co.	7,836	561,685
	Kimberly-Clark Corp.	5,068	558,139
	Procter & Gamble Co.	7,037	557,893
			1,677,717
	Independent Power & Renewable Electricity Producers 0.5%
	AES Corp.	68,362	777,276
	NRG Energy, Inc.	25,225	770,119
	Vistra Energy Corp. (f)	33,353	694,743
			2,242,138
	Industrial Conglomerates 0.6%
	Carlisle Cos., Inc.	13,596	1,419,558
	General Electric Co.	40,557	546,708
	Honeywell International, Inc.	4,446	642,492
			2,608,758
	Insurance 5.6%
	Aflac, Inc.	16,513	722,609
	Allstate Corp.	7,601	720,575
	American Financial Group, Inc.	6,201	695,876
	American International Group, Inc.	10,176	553,778
	American National Insurance Co.	2,015	235,674
	Arthur J. Gallagher & Co.	12,198	838,369
	Assurant, Inc.	10,874	993,992
	Assured Guaranty, Ltd.	851	30,806
	Athene Holding, Ltd., Class A (f)	28,451	1,360,242
	Brighthouse Financial, Inc. (f)	10,870	558,718
	Chubb, Ltd.	4,607	630,099
	Cincinnati Financial Corp.	22,346	1,659,414
	CNA Financial Corp.	22,702	1,120,344
	First American Financial Corp.	24,050	1,411,254
	FNF Group	13,324	533,227
	Lincoln National Corp.	25,630	1,872,528
	Mercury General Corp.	17,668	810,431
	MetLife, Inc.	15,667	718,959
	Old Republic International Corp.	64,786	1,389,660
	Principal Financial Group, Inc.	673	40,992
	Prudential Financial, Inc.	6,988	723,607
	Reinsurance Group of America, Inc.	10,260	1,580,040
	Travelers Cos., Inc.	5,181	719,434
	Unum Group	21,058	1,002,571
	W.R. Berkley Corp.	20,103	1,461,488
	Willis Towers Watson PLC	8,050	1,225,130
			23,609,817
	Internet & Direct Marketing Retail 0.5%
	Liberty Expedia Holdings, Inc., Class A (f)	21,564	847,034
	Liberty Interactive Corp. QVC Group, Class A (f)	49,689	1,250,672
			2,097,706
	Internet Software & Services 1.0%
	Akamai Technologies, Inc. (f)	24,088	1,709,766
	eBay, Inc. (f)	17,929	721,463
	Twitter, Inc. (f)	54,456	1,579,769
			4,010,998
	IT Services 1.2%
	Amdocs, Ltd.	47	3,136
	Conduent, Inc. (f)	35,348	658,887
	CoreLogic, Inc. (f)	24,082	1,089,229
	Fidelity National Information Services, Inc.	1,609	154,946
	International Business Machines Corp.	4,715	723,422
	Sabre Corp.	51,355	1,101,565
	Teradata Corp. (f)	34,843	1,382,222
			5,113,407
	Leisure Products 0.1%
	Brunswick Corp.	9,444	560,879

	Life Sciences Tools & Services 0.1%
	Thermo Fisher Scientific, Inc.	2,694	556,203

	Machinery 1.2%
	AGCO Corp.	10,654	690,912
	Caterpillar, Inc.	4,388	646,704
	Cummins, Inc.	12,043	1,952,050
	Gates Industrial Corp. PLC (f)	19,036	333,320
	PACCAR, Inc.	3,194	211,347
	Stanley Black & Decker, Inc.	87	13,328
	Trinity Industries, Inc.	34,718	1,132,848
			4,980,509
	Marine 0.1%
	Kirby Corp. (f)	6,762	520,336

	Media 2.6%
	Charter Communications, Inc., Class A (f)	2,079	647,026
	Cinemark Holdings, Inc.	210	7,911
	Comcast Corp., Class A	19,140	654,014
	Discovery Communications, Inc. (f)
	Class A	41,785	895,453
	Class C	46,991	917,264
	DISH Network Corp., Class A (f)	14,818	561,454
	Interpublic Group of Cos., Inc.	26,462	609,420
	John Wiley & Sons, Inc., Class A	16,547	1,054,044
	Liberty SiriusXM Group, Class C (f)	37	1,511
	Lions Gate Entertainment Corp., Class A	36,617	945,817
	News Corp.
	Class A	68,856	1,087,925
	Class B	70,275	1,131,428
	Time Warner, Inc.	5,889	556,982
	Twenty-First Century Fox, Inc.
	Class A	15,463	567,337
	Class B	15,638	568,754
	Walt Disney Co.	6,464	649,244
			10,855,584
	Metals & Mining 1.6%
	Alcoa Corp. (f)	31,744	1,427,210
	Freeport-McMoRan, Inc. (f)	116,329	2,043,901
	Newmont Mining Corp.	42,513	1,660,983
	Steel Dynamics, Inc.	7,821	345,845
	United States Steel Corp.	37,575	1,322,264
			6,800,203
	Mortgage Real Estate Investment Trusts 0.4%
	New Residential Investment Corp.	36,399	598,764
	Starwood Property Trust, Inc.	54,550	1,142,822
			1,741,586
	Multi-Utilities 3.0%
	Ameren Corp.	31,928	1,808,083
	CenterPoint Energy, Inc.	62,042	1,699,951
	CMS Energy Corp.	28,832	1,305,801
¤	Consolidated Edison, Inc.	30,001	2,338,278
	Dominion Energy, Inc.	8,184	551,847
	DTE Energy Co.	16,263	1,697,857
	MDU Resources Group, Inc.	1,824	51,364
	Public Service Enterprise Group, Inc.	18,514	930,143
	Sempra Energy	2,944	327,432
	WEC Energy Group, Inc.	30,128	1,889,025
			12,599,781
	Multiline Retail 0.9%
	Kohl's Corp.	25,310	1,658,058
	Macy's, Inc.	49,328	1,467,015
	Target Corp.	10,395	721,725
			3,846,798
	Oil, Gas & Consumable Fuels 4.4%
	Anadarko Petroleum Corp.	10,814	653,274
	Andeavor	18,096	1,819,734
	Chevron Corp.	6,415	731,567
	Concho Resources, Inc. (f)	161	24,203
	ConocoPhillips	12,244	725,947
	Continental Resources, Inc. (f)	628	37,021
	Devon Energy Corp.	24,779	787,724
	EOG Resources, Inc.	5,344	562,563
	Exxon Mobil Corp.	9,877	736,923
	HollyFrontier Corp.	32,614	1,593,520
	Kinder Morgan, Inc.	37,463	564,193
	Kosmos Energy, Ltd. (f)	153,491	966,993
	Marathon Oil Corp.	25,752	415,380
¤	Marathon Petroleum Corp.	40,487	2,960,004
	Murphy Oil Corp.	50,792	1,312,465
	Occidental Petroleum Corp.	10,086	655,186
	PBF Energy, Inc., Class A	39,656	1,344,338
	Phillips 66	7,624	731,294
	Pioneer Natural Resources Co.	3,311	568,764
	Valero Energy Corp.	7,966	739,006
	Whiting Petroleum Corp. (f)	2,142	72,485
	World Fuel Services Corp.	26,684	655,092
			18,657,676
	Paper & Forest Products 0.3%
	Domtar Corp.	28,001	1,191,163

	Personal Products 0.3%
	Nu Skin Enterprises, Inc., Class A	16,971	1,250,932

	Pharmaceuticals 0.7%
	Allergan PLC	3,349	563,603
	Bristol-Myers Squibb Co.	10,180	643,885
	Johnson & Johnson	4,997	640,366
	Merck & Co., Inc.	10,071	548,567
	Mylan N.V. (f)	538	22,150
	Pfizer, Inc.	18,045	640,417
			3,058,988
	Real Estate Management & Development 0.4%
	Jones Lang LaSalle, Inc.	8,772	1,531,942
	Realogy Holdings Corp.	5,051	137,791
			1,669,733
	Road & Rail 0.5%
	CSX Corp.	10,215	569,078
	Norfolk Southern Corp.	4,141	562,265
	Ryder System, Inc.	1,896	138,010
	Union Pacific Corp.	4,871	654,808
			1,924,161
	Semiconductors & Semiconductor Equipment 1.6%
	First Solar, Inc. (f)	20,508	1,455,658
	Intel Corp.	14,499	755,108
	Micron Technology, Inc. (f)	13,966	728,187
	NXP Semiconductors N.V. (f)	5,478	640,926
	ON Semiconductor Corp. (f)	46,318	1,132,938
	Qorvo, Inc. (f)	17,733	1,249,290
	QUALCOMM, Inc.	13,147	728,475
			6,690,582
	Software 0.6%
	CA, Inc.	47,713	1,617,471
	Nuance Communications, Inc. (f)	19,394	305,455
	Oracle Corp.	15,988	731,451
			2,654,377
	Specialty Retail 1.9%
	Best Buy Co., Inc.	28,461	1,991,986
	Foot Locker, Inc.	29,342	1,336,235
	Gap, Inc.	46,336	1,445,683
	L Brands, Inc.	8,820	337,012
	Signet Jewelers, Ltd.	20,721	798,173
	Urban Outfitters, Inc. (f)	34,093	1,260,077
	Williams-Sonoma, Inc.	12,758	673,112
			7,842,278
	Technology Hardware, Storage & Peripherals 1.2%
	Hewlett Packard Enterprise Co.	40,723	714,281
	HP, Inc.	33,156	726,780
	NetApp, Inc.	18,190	1,122,141
	Western Digital Corp.	25,135	2,319,207
	Xerox Corp.	5,531	159,182
			5,041,591
	Textiles, Apparel & Luxury Goods 0.6%
	Michael Kors Holdings, Ltd. (f)	24,187	1,501,529
	Ralph Lauren Corp.	7,796	871,593
			2,373,122
	Tobacco 0.1%
	Philip Morris International, Inc.	5,559	552,565

	Trading Companies & Distributors 0.3%
	W.W. Grainger, Inc.	4,150	1,171,420

	Wireless Telecommunication Services 0.5%
	Sprint Corp. (f)	131,070	639,621
	T-Mobile U.S., Inc. (f)	10,465	638,784
	Telephone & Data Systems, Inc.	22,910	642,167
			1,920,572
	Total Common Stocks (Cost $239,289,031)		280,970,329

	Exchange-Traded Funds 4.9%
¤	iShares Intermediate Government / Credit Bond ETF	22,552	2,441,931
¤	iShares Russell 1000 Value ETF	57,718	6,923,851
	SPDR S&P 500 ETF Trust	3,406	896,289
	SPDR S&P MidCap 400 ETF Trust	6,287	2,148,456
¤	Vanguard Mid-Cap Value ETF	77,398	8,466,567
	Total Exchange-Traded Funds (Cost $20,331,669)		20,877,094

	Number of Rights
Rights 0.0% ‡
Food & Staples Retailing 0.0% ‡
Safeway PDC LLC CVR, Expires 1/30/18 (d)(h)(i)	9,999	1

Total Rights (Cost $488)		1

	Principal Amount
Short-Term Investments 3.6%
Repurchase Agreements 0.8%
Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $918,299 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 11/30/20, with a Principal Amount of $955,000 and a Market Value of $941,185)	$918,223	918,223
RBC Capital Markets 1.75%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $2,412,470 (Collateralized by United States Treasury Notes with rates between 0.00% and 2.125% and maturity dates between 12/31/18 and 2/15/28, with a Principal Amount of $2,551,341 and a Market Value of $2,460,274)	2,412,000	2,412,000
Total Repurchase Agreements (Cost $3,330,223)		3,330,223

U.S. Government & Federal Agencies 2.8%
Federal Home Loan Bank 1.217%, due 4/2/18	10,000,000	9,999,667
United States Treasury Notes 1.00%, due 9/15/18	1,700,000	1,693,293
Total U.S. Government & Federal Agencies (Cost $11,693,373)		11,692,960
Total Short-Term Investments (Cost $15,023,596)		15,023,183
Total Investments (Cost $391,964,376)	102.8%	433,192,450
Other Assets, Less Liabilities	(2.8)	(11,865,513)
Net Assets	100.0%	$421,326,937

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2018.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, the total market value of fair valued securities was $750,001, which represented 0.2% of the Portfolio's net assets.
(e)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2018.
(f)	Non-income producing security.
(g)	All or a portion of this security was held on loan. As of March 31, 2018, the market value of securities loaned was $199,536 and the Fund received non-cash collateral in the amount of $204,571.
(h)	Illiquid security - As of March 31, 2018, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $1, which represented less than one-tenth of a percent of the Portfolio's net assets.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

As of March 31, 2018, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	37	June 2018	$7,863,650	$7,866,547	$2,897
5-Year United States Treasury Note	44	June 2018	5,013,708	5,036,281	22,573
10-Year United States Treasury Note	34	June 2018	4,080,550	4,118,781	38,231
10-Year United States Treasury Ultra Note	(32)	June 2018	(4,095,598)	(4,155,500)	(59,902)
United States Treasury Long Bond	(1)	June 2018	(141,684)	(146,625)	(4,941)
			$12,720,626	$12,719,484	$(1,142)

1.	As of March 31, 2018, cash in the amount of $41,708 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2018.

The following abbreviations are used in the preceding pages:
CME	—Chicago Mercantile Exchange
CVR	—Contingent Value Right
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
REIT	—Real Estate Investment Trust
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$11,816,193	$—	$11,816,193
Corporate Bonds	—	59,504,647	—	59,504,647
Foreign Government Bonds	—	454,601	—	454,601
Mortgage-Backed Securities	—	7,026,491	—	7,026,491
U.S. Government & Federal Agencies	—	37,519,911	—	37,519,911
Total Long-Term Bonds	—	116,321,843	—	116,321,843
Common Stocks	280,970,329	—	—	280,970,329
Exchange-Traded Funds	20,877,094	—	—	20,877,094
Rights (b)	—	—	1	1
Short-Term Investments
Repurchase Agreements	—	3,330,223	—	3,330,223
U.S. Government & Federal Agencies	—	11,692,960	—	11,692,960
Total Short-Term Investments	—	15,023,183	—	15,023,183
Total Investments in Securities	301,847,423	131,345,026	1	433,192,450
Other Financial Instruments
Futures Contracts (c)	63,701	—	—	63,701
Total Investments in Securities and Other Financial Instruments	$301,911,124	$131,345,026	$1	$433,256,151

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts(c)	$(64,843)	$—	$—	$(64,843)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $1 is held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2018, securities with a market value of $170 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of December 31, 2017, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant observable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Rights
Food & Staples Retailing	$10,148	$-	$(809)	$(169)	$-	$(9,339)	$170	$-	$1	$(169)

MainStay VP Bond Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.7% †
	Asset-Backed Securities 9.1%
	Auto Floor Plan Asset-Backed Securities 0.1%
	NextGear Floorplan Master Owner Trust Series 2017-2A, Class A2 2.56%, due 10/17/22 (a)	$600,000	$592,270

	Automobile 0.2%
	Hertz Vehicle Financing LLC Series 2016-1A, Class A 2.32%, due 3/25/20 (a)	1,700,000	1,690,925

	Home Equity 0.2%
	Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (b)	147,311	149,614
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46 (b)	1,077,512	591,735
	Saxon Asset Securities Trust Series 2003-1, Class AF5 4.748%, due 6/25/33 (b)	1,134,312	1,128,183
			1,869,532
	Other Asset-Backed Securities 8.6%
	AIMCO CLO (a)(c)(d)
	Series 2015-AA, Class AR 2.572%, due 1/15/28	1,500,000	1,500,348
	Series 2018-AA, Class A 2.861%, due 4/17/31 (e)	2,100,000	2,100,000
	Apidos CLO XXV Series 2016-25A, Class A1 2.822% (3 Month LIBOR + 1.46%), due 10/20/28 (a)(d)	5,300,000	5,318,110
	Ares XXIX CLO, Ltd. Series 2014-1A, Class A1R 2.543% (3 Month LIBOR + 1.19%), due 4/17/26 (a)(d)	750,000	750,125
	Bain Capital Credit CLO Series 2016-2A, Class A 2.78% (3 Month LIBOR + 1.42%), due 1/15/29 (a)(d)	3,475,000	3,496,653
	Capital Automotive REIT Series 2017-1A, Class A1 3.87%, due 4/15/47 (a)	2,179,833	2,171,490
	Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 2.592% (3 Month LIBOR + 1.23%), due 7/23/30 (a)(d)	2,600,000	2,615,571
	Cedar Funding Ltd. Series 2018-7A, Class A1 3.035%, due 1/20/31 (a)(c)(d)	1,000,000	999,982
	Cedar Funding, Ltd. Series 2017-8A, Class A1 2.534%, due 10/17/30 (a)(c)(d)	250,000	251,490
	Dewolf Park CLO, Ltd. Series 2017-1A, Class A 2.932%, due 10/15/30 (a)(c)(d)	1,250,000	1,259,708
	Dryden Senior Loan Fund
	Series 2018-64A, Class A 1.00%, due 4/18/31 (e)	4,000,000	4,000,000
	Series 2014-33A, Class AR 2.79% (3 Month LIBOR + 1.43%), due 10/15/28 (a)(d)	700,000	703,963
	Elara HGV Timeshare Issuer LLC Series 2017-A, Class A 2.69%, due 3/25/30 (a)	917,386	901,982
	FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	496,250	498,672
	Galaxy XIV CLO, Ltd. Series 2012-14A, Class AR 2.786% (3 Month LIBOR + 1.37%), due 11/15/26 (a)(d)	2,500,000	2,505,132
	Galaxy XVI CLO, Ltd. Series 2013-16A, Class A1R 2.549% (3 Month LIBOR + 1.13%), due 11/16/25 (a)(d)	997,370	997,755
	Greenwood Park CLO, Ltd. Series 2018-1A, Class A1 3.056%, due 4/15/31 (a)(c)(d)	750,000	750,722
	Highbridge Loan Management, Ltd. Series 2016-6A, Class A1R 2.845%, due 2/5/31 (a)(c)(d)	1,000,000	1,001,059
	Hilton Grand Vacations Trust Series 2013-A, Class A 2.28%, due 1/25/26 (a)	759,923	751,672
	HPS Loan Management, Ltd. Series 2011-A17, Class A 2.652% (3 Month LIBOR + 1.26%), due 5/6/30 (a)(d)	3,000,000	3,014,433
	JPMorgan Mortgage Acquisition Corp. Series 2007-CH2, Class AF3 4.787%, due 10/25/30 (b)	723,760	516,076
	Magnetite VIII, Ltd. Series 2014-8A, Class AR 2.66% (3 Month LIBOR + 1.30%), due 4/15/26 (a)(d)	5,000,000	5,001,185
	Magnetite XII, Ltd. Series 2015-12A, Class AR 2.69% (3 Month LIBOR + 1.33%), due 4/15/27 (a)(d)	500,000	502,544
	MVW Owner Trust Series 2014-1A, Class A 2.25%, due 9/22/31 (a)	430,691	422,326
	Neuberger Berman CLO XIX, Ltd. Series 2015-19A, Class A1R 2.41% (3 Month LIBOR + 1.05%), due 7/15/27 (a)(d)	2,550,000	2,557,173
	Octagon Investment Partners 35, Ltd. Series 2018-1A, Class A1A 2.808%, due 1/20/31 (a)(c)(d)	1,000,000	1,000,155
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1R 2.576% (3 Month LIBOR + 1.14%), due 11/18/26 (a)(d)	2,906,000	2,907,212
	Sierra Receivables Funding Co. LLC Series 2014-1A, Class A 2.07%, due 3/20/30 (a)	321,941	320,747
	Sound Point CLO XVI, Ltd. Series 2017-2A, Class A 2.64% (3 Month LIBOR + 1.28%), due 7/25/30 (a)(d)	1,500,000	1,508,031
	THL Credit Wind River CLO, Ltd. (a)(d)
	Series 2017-4A, Class A 2.655%, due 11/20/30 (c)	2,243,000	2,253,141
	Series 2012-1A, Class AR 2.81% (3 Month LIBOR + 1.45%), due 1/15/26	2,500,000	2,514,552
	TIAA CLO III, Ltd. Series 2017-2A, Class A 2.627%, due 1/16/31 (a)(c)(d)	4,300,000	4,316,662
	Volvo Financial Equipment LLC Series 2016-1A, Class A3 1.67%, due 2/18/20 (a)	716,735	714,145
	Voya CLO, Ltd. (a)(d)
	Series 2014-2A, Class A1R 2.603% (3 Month LIBOR + 1.25%), due 4/17/30	3,100,000	3,109,684
	Series 2014-1A, Class A1R 2.68% (3 Month LIBOR + 1.33%), due 4/18/26	2,640,000	2,641,122
	VSE VOI Mortgage LLC Series 2016-A, Class A 2.54%, due 7/20/33 (a)	2,563,394	2,518,325
			68,391,947
	Total Asset-Backed Securities (Cost $73,204,556)		72,544,674

	Corporate Bonds 40.1%
	Aerospace & Defense 0.3%
	BAE Systems PLC 4.75%, due 10/11/21 (a)	2,000,000	2,096,559

	Auto Manufacturers 2.2%
	Daimler Finance North America LLC 2.85%, due 1/6/22 (a)	2,925,000	2,874,856
	Ford Motor Co. 5.291%, due 12/8/46	4,250,000	4,156,058
	Ford Motor Credit Co. LLC 4.25%, due 9/20/22	2,525,000	2,564,163
	General Motors Co.
	4.875%, due 10/2/23	2,900,000	3,026,193
	5.15%, due 4/1/38	5,000,000	4,983,944
			17,605,214
	Banks 11.2%
	ABN AMRO Bank N.V. 2.65%, due 1/19/21 (a)	6,140,000	6,042,018
	Banco del Estado de Chile 2.668%, due 1/8/21 (a)	3,150,000	3,083,062
	Bank of America Corp.
	3.55%, due 3/5/24 (f)	1,745,000	1,752,211
	3.946%, due 1/23/49 (f)	3,000,000	2,882,998
	4.45%, due 3/3/26	1,570,000	1,603,817
	5.00%, due 1/21/44	2,000,000	2,245,389
	BNP Paribas S.A. (a)
	3.375%, due 1/9/25	3,300,000	3,192,049
	3.50%, due 3/1/23	4,700,000	4,662,726
	Capital One Financial Corp. 3.80%, due 1/31/28	3,700,000	3,583,844
	Citigroup, Inc.
	4.60%, due 3/9/26	2,345,000	2,405,378
	5.30%, due 5/6/44	4,000,000	4,387,247
	Citizens Bank N.A. 2.25%, due 10/30/20	2,950,000	2,873,875
	Credit Agricole S.A. (a)
	3.25%, due 10/4/24	2,575,000	2,460,262
	3.375%, due 1/10/22	1,800,000	1,785,405
	Credit Suisse Group A.G. 3.869%, due 1/12/29 (a)(f)	2,000,000	1,938,626
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	1,990,000	2,003,907
	Discover Bank 3.20%, due 8/9/21	800,000	790,028
	Fifth Third Bancorp 4.30%, due 1/16/24	3,875,000	3,972,568
	Goldman Sachs Group, Inc.
	2.905% (3 Month LIBOR + 0.99%), due 7/24/23 (f)	1,125,000	1,094,093
	4.80%, due 7/8/44	575,000	619,824
	5.15%, due 5/22/45	2,475,000	2,663,765
	HSBC Bank PLC 4.75%, due 1/19/21 (a)	1,500,000	1,557,966
	HSBC Bank USA N.A. 4.875%, due 8/24/20	4,500,000	4,659,350
	JPMorgan Chase & Co. 5.40%, due 1/6/42	1,925,000	2,273,625
	Lloyds Bank PLC 6.50%, due 9/14/20 (a)	8,150,000	8,694,626
	Lloyds Banking Group PLC 4.344%, due 1/9/48	5,050,000	4,706,087
	Mitsubishi UFJ Financial Group, Inc. 2.95%, due 3/1/21	1,438,000	1,428,948
	Morgan Stanley
	4.10%, due 5/22/23	2,032,000	2,059,337
	4.35%, due 9/8/26	1,556,000	1,567,093
	Santander UK Group Holdings PLC (f)
	3.373%, due 1/5/24	4,250,000	4,157,631
	3.823%, due 11/3/28	1,975,000	1,881,889
	UBS Group Funding Switzerland A.G. 4.253%, due 3/23/28 (a)	600,000	603,980
			89,633,624
	Beverages 0.5%
	Anheuser-Busch InBev Worldwide, Inc. 4.60%, due 4/15/48	3,550,000	3,672,183

	Biotechnology 0.3%
	Celgene Corp. 4.35%, due 11/15/47	3,000,000	2,855,767

	Building Materials 1.7%
	CRH America, Inc. 5.125%, due 5/18/45 (a)	3,200,000	3,473,128
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	3,775,000	3,861,773
	Masco Corp.
	4.45%, due 4/1/25	3,175,000	3,247,390
	4.50%, due 5/15/47	3,000,000	2,860,833
			13,443,124
	Chemicals 1.3%
	Mosaic Co. 4.05%, due 11/15/27	1,475,000	1,438,587
	NewMarket Corp. 4.10%, due 12/15/22	5,536,000	5,677,317
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (a)	2,140,000	2,053,758
	Westlake Chemical Corp. 3.60%, due 8/15/26	1,025,000	989,838
			10,159,500
	Diversified Financial Services 0.5%
	Discover Financial Services
	3.85%, due 11/21/22	3,302,000	3,305,315
	5.20%, due 4/27/22	350,000	367,016
			3,672,331
	Electric 3.5%
	Appalachian Power Co. 6.375%, due 4/1/36	1,750,000	2,228,363
	Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,490,260
	Edison International 4.125%, due 3/15/28	2,250,000	2,266,446
	Electricite de France S.A. 2.35%, due 10/13/20 (a)	2,000,000	1,966,877
	Emera U.S. Finance, L.P. 4.75%, due 6/15/46	2,350,000	2,358,414
	Entergy Corp. 4.00%, due 7/15/22	3,700,000	3,776,598
	Exelon Corp.
	3.497%, due 6/1/22	2,750,000	2,723,583
	5.10%, due 6/15/45	3,000,000	3,342,748
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	3,455,000	3,555,147
	Great Plains Energy, Inc. 4.85%, due 6/1/21	385,000	398,588
	Kansas City Power & Light Co. 7.15%, due 4/1/19	900,000	940,403
	Ohio Edison Co. 6.875%, due 7/15/36	2,500,000	3,333,726
			28,381,153
	Electronics 0.2%
	Amphenol Corp. 3.125%, due 9/15/21	1,700,000	1,693,974

	Food 0.9%
	Ingredion, Inc. 4.625%, due 11/1/20	2,150,000	2,226,001
	Kroger Co. 7.70%, due 6/1/29	1,000,000	1,263,755
	McCormick & Co., Inc. 3.15%, due 8/15/24	3,725,000	3,614,787
			7,104,543
	Forest Products & Paper 0.4%
	Fibria Overseas Finance, Ltd.
	4.00%, due 1/14/25	1,850,000	1,785,250
	5.50%, due 1/17/27	1,750,000	1,808,625
			3,593,875
	Gas 0.4%
	NiSource, Inc.
	4.80%, due 2/15/44	1,325,000	1,404,501
	5.65%, due 2/1/45	1,800,000	2,106,183
			3,510,684
	Health Care - Products 0.6%
	Becton Dickinson & Co. 2.894%, due 6/6/22	5,000,000	4,851,303

	Health Care - Services 0.4%
	Laboratory Corp. of America Holdings 3.25%, due 9/1/24	2,975,000	2,897,485

	Insurance 1.0%
	Farmers Exchange Capital III 5.454% (3 Month LIBOR + 3.454%), due 10/15/54 (a)(f)	3,000,000	3,112,500
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (a)	4,944,000	5,209,900
			8,322,400
	Iron & Steel 0.7%
	Carpenter Technology Corp. 4.45%, due 3/1/23	1,825,000	1,826,616
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	3,550,000	3,658,987
			5,485,603
	Machinery 0.7%
	nVent Finance S.A.R.L. 3.95%, due 4/15/23 (a)	5,625,000	5,641,533

	Media 0.5%
	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, due 7/23/20	1,750,000	1,754,927
	Discovery Communications LLC 3.95%, due 3/20/28	2,250,000	2,158,299
			3,913,226
	Mining 1.0%
	Anglo American Capital PLC (a)
	4.75%, due 4/10/27	3,950,000	3,995,968
	4.875%, due 5/14/25	3,625,000	3,714,926
			7,710,894
	Multi-National 0.4%
	International Bank for Reconstruction & Development 2.00%, due 10/30/20	3,000,000	2,958,200

	Oil & Gas 2.1%
	Anadarko Petroleum Corp. 4.85%, due 3/15/21	2,975,000	3,091,731
	Cenovus Energy, Inc. 4.25%, due 4/15/27	2,200,000	2,144,436
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	2,900,000	3,010,957
	Nabors Industries, Inc. 5.00%, due 9/15/20	4,250,000	4,239,375
	Petroleos Mexicanos
	3.50%, due 1/30/23	1,575,000	1,513,575
	4.875%, due 1/24/22	1,450,000	1,486,105
	5.35%, due 2/12/28 (a)	1,100,000	1,085,040
			16,571,219
	Packaging & Containers 0.5%
	WestRock Co. 3.75%, due 3/15/25 (a)	4,100,000	4,090,506

	Pharmaceuticals 0.3%
	AbbVie, Inc. 2.30%, due 5/14/21	2,600,000	2,534,480

	Pipelines 2.3%
	Buckeye Partners, L.P. 4.15%, due 7/1/23	475,000	477,643
	Energy Transfer Partners, L.P. 6.50%, due 2/1/42	1,300,000	1,404,149
	Energy Transfer Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	4,800,000	5,122,605
	Enterprise Products Operating LLC 5.10%, due 2/15/45	3,600,000	3,914,223
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	400,000	447,629
	Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	4,500,000	4,672,356
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	2,350,000	2,256,912
			18,295,517
	Real Estate Investment Trusts 2.0%
	Highwoods Realty, L.P. 3.625%, due 1/15/23	5,000,000	4,946,856
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	1,700,000	1,827,838
	Realty Income Corp. 3.25%, due 10/15/22	3,000,000	2,976,370
	Regency Centers, L.P. 4.80%, due 4/15/21	1,050,000	1,090,177
	VEREIT Operating Partnership, L.P. 4.875%, due 6/1/26	4,872,000	4,919,482
			15,760,723
	Retail 0.8%
	CVS Health Corp. 5.05%, due 3/25/48	6,000,000	6,310,721

	Semiconductors 0.2%
	Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, due 1/15/27	2,050,000	1,993,797

	Software 0.3%
	Fidelity National Information Services, Inc. 2.25%, due 8/15/21	1,150,000	1,111,356
	Fiserv, Inc. 4.75%, due 6/15/21	1,355,000	1,419,604
			2,530,960
	Telecommunications 2.7%
¤	AT&T, Inc.
	4.45%, due 4/1/24	2,000,000	2,064,307
	4.50%, due 5/15/35	2,500,000	2,455,384
	4.90%, due 8/14/37	5,000,000	5,028,232
	Orange S.A. 5.375%, due 1/13/42	1,675,000	1,925,036
	Telefonica Emisiones SAU 5.213%, due 3/8/47	4,000,000	4,251,097
	Verizon Communications, Inc.
	4.272%, due 1/15/36	866,000	828,991
	4.50%, due 8/10/33	5,000,000	5,061,611
			21,614,658
	Transportation 0.2%
	Norfolk Southern Corp. 5.64%, due 5/17/29	1,400,000	1,586,411

	Total Corporate Bonds (Cost $317,563,718)		320,492,167

	Foreign Government Bonds 0.4%
	Mexico 0.4%
	United Mexican States 3.75%, due 1/11/28	3,250,000	3,142,750

	Poland 0.0% ‡
	Republic of Poland Government International Bond 5.00%, due 3/23/22	350,000	374,268

	Total Foreign Government Bonds (Cost $3,584,135)		3,517,018

	Mortgage-Backed Securities 7.4%
	Agency (Collateralized Mortgage Obligations) 0.6%
	FHLMC Multifamily Structured Pass-Through Certificates
	Series K031, Class A2 3.30%, due 4/25/23 (c)	2,300,000	2,339,038
	Series K039, Class A2 3.303%, due 7/25/24	2,400,000	2,439,140
			4,778,178
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 6.2%
	Bank Series 2018-BN10, Class A5 3.688%, due 2/15/61	1,500,000	1,513,795
	Benchmark Mortgage Trust Series 2018-B1, Class A5 3.666%, due 1/15/51	600,000	605,438
	Citigroup Commercial Mortgage Trust
	Series 2016-P5, Class A4 2.941%, due 10/10/49	3,000,000	2,876,846
	Series 2014-GC21, Class A5 3.855%, due 5/10/47	1,100,000	1,130,602
	Series 2018-B2, Class A4 4.009%, due 3/10/51	1,500,000	1,553,069
	COMM Mortgage Trust
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	2,011,683	2,012,851
	Series 2016-COR1, Class A4 3.091%, due 10/10/49	3,000,000	2,913,983
	Series 2015-LC19, Class A4 3.183%, due 2/10/48	1,400,000	1,377,736
	Series 2014-CR17, Class A5 3.977%, due 5/10/47	1,900,000	1,966,493
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	1,700,000	1,717,648
¤	GS Mortgage Securities Trust
	Series 2016-GS3, Class AS 3.143%, due 10/10/49	4,000,000	3,811,563
	Series 2014-GC22, Class A5 3.862%, due 6/10/47	2,600,000	2,672,677
	Series 2015-GC32, Class AS 4.02%, due 7/10/48 (c)	3,000,000	3,094,578
	JPMBB Commercial Mortgage Securities Trust
	Series 2013-C14, Class A2 3.019%, due 8/15/46	1,847,766	1,850,353
	Series 2014-C19, Class A4 3.997%, due 4/15/47	3,000,000	3,106,042
	JPMorgan Chase Commercial Mortgage Securities Corp. Series 2016-JP3, Class A2 2.435%, due 8/15/49	1,100,000	1,076,799
¤	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2016-C30, Class AS 3.175%, due 9/15/49	4,000,000	3,799,960
	Series 2015-C21, Class AS 3.652%, due 3/15/48	1,000,000	1,000,290
	Series 2013-C13, Class A4 4.039%, due 11/15/46	2,900,000	3,005,916
	Series 2013-C12, Class A4 4.259%, due 10/15/46 (c)	2,600,000	2,719,780
	UBS Commercial Mortgage Trust Series 2018-C8, Class A3 3.72%, due 2/15/51	2,300,000	2,323,104
	Wells Fargo Commercial Mortgage Trust
	Series 2016-NXS6, Class A2 2.399%, due 11/15/49	1,900,000	1,858,367
	Series 2016-LC24, Class A2 2.501%, due 10/15/49	1,500,000	1,481,595
	Series 2016-C33, Class AS 3.749%, due 3/15/59	500,000	503,764
			49,973,249
	Whole Loan (Collateralized Mortgage Obligations) 0.6%
	Banc of America Funding Corp. Series 2006-7, Class T2A3 5.694%, due 10/25/36 (c)	233,270	214,931
	JPMorgan Mortgage Trust (a)(c)
	Series 2014-2, Class 1A1 3.00%, due 6/25/29	2,179,063	2,170,552
	Series 2015-6, Class A5 3.50%, due 10/25/45	1,466,309	1,472,952
	TBW Mortgage-Backed Trust Series 2006-6, Class A2B 5.66%, due 1/25/37 (b)	1,062,986	511,539
			4,369,974
	Total Mortgage-Backed Securities (Cost $61,358,616)		59,121,401

	Municipal Bonds 1.3%
	California 0.3%
	Sacramento Municipal Utility District, Revenue Bonds 6.322%, due 5/15/36	1,650,000	2,103,816

	Connecticut 0.2%
	State of Connecticut Special Tax Revenue, Revenue Bonds 5.74%, due 12/1/29	1,720,000	1,986,377

	Texas 0.7%
	Dallas Area Rapid Transit, Revenue Bonds 5.022%, due 12/1/48	700,000	841,295
	San Antonio Water System, Revenue Bonds 5.502%, due 5/15/29	2,000,000	2,342,340
	Texas Transportation Commission State Highway Fund, Revenue Bonds 5.178%, due 4/1/30	2,150,000	2,520,660
			5,704,295
	Washington 0.1%
	City of Seattle, Washington, Water System Revenue, Revenue Bonds 5.62%, due 8/1/30	340,000	399,051

	Total Municipal Bonds (Cost $9,901,237)		10,193,539

	U.S. Government & Federal Agencies 40.4%
¤	Federal Home Loan Bank 2.0%
	1.375%, due 9/28/20	2,900,000	2,828,898
	1.50%, due 10/21/19	1,600,000	1,581,582
	2.125%, due 2/11/20	2,500,000	2,489,645
	2.30%, due 1/26/21	2,500,000	2,482,540
	2.375%, due 3/30/20	1,600,000	1,600,210
	2.50%, due 12/10/27	3,000,000	2,840,898
	2.51%, due 12/29/22	2,100,000	2,082,463
			15,906,236
¤	Federal Home Loan Mortgage Corporation 3.1%
	1.25%, due 8/15/19	2,000,000	1,972,912
	1.35%, due 1/25/19	3,500,000	3,478,034
	1.375%, due 8/15/19	4,200,000	4,151,099
	1.375%, due 4/20/20	4,300,000	4,217,995
	1.50%, due 1/17/20	900,000	887,162
	1.875%, due 11/17/20	5,900,000	5,813,164
	2.753%, due 1/30/23	2,100,000	2,086,636
	6.25%, due 7/15/32	1,600,000	2,180,011
			24,787,013
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.0%
	2.50%, due 6/1/28	2,835,424	2,797,456
	2.50%, due 1/1/31	1,227,801	1,203,042
	2.50%, due 12/1/31	519,791	509,290
	2.50%, due 2/1/32	607,326	595,051
	3.00%, due 6/1/27	355,594	357,588
	3.00%, due 9/1/30	2,565,954	2,562,756
	3.00%, due 9/1/32	384,329	383,828
	3.00%, due 9/1/33	1,936,815	1,943,468
	3.00%, due 12/1/37	589,639	585,296
	3.00%, due 8/1/43	3,582,983	3,519,353
	3.00%, due 6/1/45	1,846,565	1,807,479
	3.00%, due 11/1/46	337,293	329,315
	3.50%, due 12/1/20	343,083	350,068
	3.50%, due 9/1/25	38,797	39,587
	3.50%, due 11/1/25	21,117	21,547
	3.50%, due 3/1/26	140,413	143,271
	3.50%, due 1/1/29	168,527	172,152
	3.50%, due 3/1/29	19,914	20,348
	3.50%, due 2/1/44	2,158,587	2,174,951
	3.50%, due 1/1/45	1,487,050	1,496,373
	3.50%, due 3/1/45 TBA (g)	600,000	601,400
	3.50%, due 9/1/45	6,232,346	6,257,884
	3.50%, due 11/1/45	457,025	458,896
	3.50%, due 3/1/46	861,797	865,326
	3.50%, due 4/1/46	901,273	904,963
	3.50%, due 9/1/46	255,005	256,051
	3.50%, due 12/1/46	447,066	448,844
	3.50%, due 5/1/47	364,131	365,428
	3.50%, due 6/1/47	1,942,452	1,949,197
	3.50%, due 8/1/47	592,051	593,946
	3.50%, due 9/1/47	785,665	788,109
	3.50%, due 12/1/47	597,098	598,890
	3.50%, due 1/1/48	494,263	495,737
	4.00%, due 7/1/23	191,934	199,921
	4.00%, due 8/1/25	76,865	79,254
	4.00%, due 1/1/31	229,053	236,893
	4.00%, due 11/1/41	125,282	129,710
	4.00%, due 1/1/42	146,482	151,658
	4.00%, due 4/1/42	3,084,938	3,193,936
	4.00%, due 5/1/44	2,964,299	3,055,274
	4.00%, due 7/1/45	298,112	307,235
	4.00%, due 8/1/45	163,482	168,481
	4.00%, due 10/1/45	138,631	142,873
	4.00%, due 11/1/45	454,852	468,782
	4.00%, due 9/1/46	318,603	328,357
	4.00%, due 3/1/47	216,503	222,903
	4.00%, due 4/1/47	287,672	296,018
	4.00%, due 5/1/47	278,980	287,078
	4.00%, due 6/1/47	1,327,889	1,366,103
	4.00%, due 7/1/47	289,523	297,884
	4.50%, due 4/1/22	30,485	30,774
	4.50%, due 4/1/23	9,530	9,900
	4.50%, due 6/1/24	28,522	29,652
	4.50%, due 7/1/24	63,059	65,573
	4.50%, due 5/1/25	121,955	124,727
	4.50%, due 4/1/31	202,518	212,813
	4.50%, due 11/1/39	1,098,410	1,157,572
	4.50%, due 8/1/40	154,411	163,372
	4.50%, due 9/1/40	950,110	1,004,982
	4.50%, due 11/1/40	352,409	369,109
	4.50%, due 7/1/41	227,570	240,166
	4.50%, due 2/1/47	340,909	357,063
	4.50%, due 10/1/47	375,786	395,020
	5.00%, due 3/1/23	3,213	3,231
	5.00%, due 6/1/23	55,264	57,899
	5.00%, due 8/1/23	7,859	8,232
	5.00%, due 7/1/24	45,981	48,163
	5.00%, due 3/1/25	113,712	118,613
	5.00%, due 6/1/30	153,112	163,817
	5.00%, due 9/1/31	233,405	249,350
	5.00%, due 8/1/35	58,397	62,999
	5.00%, due 4/1/37	957,345	1,032,519
	5.00%, due 8/1/37	165,912	178,949
	5.00%, due 3/1/40	375,424	404,737
	5.50%, due 12/1/18	2,854	2,864
	5.50%, due 9/1/21	56,865	58,397
	5.50%, due 9/1/22	61,386	63,217
	5.50%, due 9/1/37	380,975	417,877
	5.50%, due 8/1/38	166,862	183,036
	5.50%, due 12/1/38	491,095	535,919
	6.00%, due 7/1/21	113,697	115,899
	6.00%, due 8/1/36	110,169	123,171
	6.00%, due 9/1/37	175,214	196,267
	6.00%, due 5/1/40	434,547	486,560
	6.50%, due 11/1/35	22,850	25,734
	6.50%, due 8/1/37	27,707	31,825
	6.50%, due 11/1/37	57,141	64,351
	6.50%, due 9/1/39	123,464	139,042
	7.00%, due 1/1/33	371,690	407,552
	7.00%, due 9/1/33	71,328	77,912
			55,948,105
¤	Federal National Mortgage Association 3.2%
	0.875%, due 8/2/19	800,000	785,613
	1.00%, due 10/24/19	2,000,000	1,960,532
	1.25%, due 7/26/19	2,500,000	2,468,335
	1.25%, due 8/17/21	2,000,000	1,918,474
	1.50%, due 2/28/20	5,200,000	5,121,511
	1.875%, due 9/24/26	7,100,000	6,543,686
	2.125%, due 4/24/26	3,100,000	2,929,364
	6.25%, due 5/15/29	3,000,000	3,897,372
			25,624,887
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 8.8%
	2.50%, due 2/1/23	542,726	541,227
	2.50%, due 2/1/28	1,798,989	1,775,931
	2.50%, due 5/1/28	1,105,826	1,091,641
	2.50%, due 6/1/30	1,728,093	1,699,518
	2.50%, due 1/1/31	204,472	201,086
	2.50%, due 9/1/31	1,117,104	1,095,171
	2.50%, due 3/1/32	388,177	380,555
	2.50%, due 5/1/32	547,796	537,044
	2.50%, due 11/1/32	295,653	289,848
	2.50%, due 5/1/43	631,994	598,634
	3.00%, due 12/1/24	315,053	317,304
	3.00%, due 9/1/29	1,232,212	1,234,284
	3.00%, due 3/1/30	293,548	293,861
	3.00%, due 8/1/30	1,990,448	1,992,572
	3.00%, due 10/1/30	66,355	66,425
	3.00%, due 1/1/31	242,024	241,861
	3.00%, due 3/1/32	615,300	614,886
	3.00%, due 6/1/32	1,050,906	1,050,198
	3.00%, due 11/1/32	396,878	396,691
	3.00%, due 12/1/32	390,468	390,284
	3.00%, due 3/1/35	461,997	460,594
	3.00%, due 4/1/35	699,657	697,533
	3.00%, due 9/1/43	1,617,251	1,592,327
	3.00%, due 3/1/46	396,640	387,472
	3.00%, due 9/1/46	2,007,804	1,960,013
	3.00%, due 1/1/47	53,258	51,989
	3.50%, due 10/1/20	355,738	362,999
	3.50%, due 9/1/21	35,390	36,113
	3.50%, due 11/1/23	389,296	397,242
	3.50%, due 11/1/28	439,291	448,284
	3.50%, due 4/1/29	130,523	133,198
	3.50%, due 8/1/29	416,409	424,974
	3.50%, due 6/1/31	349,639	356,778
	3.50%, due 2/1/32	447,373	457,104
	3.50%, due 4/1/32	613,965	627,302
	3.50%, due 10/1/34	384,348	391,504
	3.50%, due 11/1/40	260,610	263,062
	3.50%, due 6/1/41	768,297	775,518
	3.50%, due 10/1/43	1,268,043	1,278,426
	3.50%, due 11/1/43	813,797	821,130
	3.50%, due 1/1/44	1,206,918	1,218,299
	3.50%, due 12/1/44 TBA (g)	1,200,000	1,202,508
	3.50%, due 8/1/45	2,516,254	2,525,922
	3.50%, due 9/1/45	547,982	550,091
	3.50%, due 3/1/46	699,077	701,334
	3.50%, due 1/1/47	1,268,342	1,272,444
	3.50%, due 12/1/47	696,901	698,918
	4.00%, due 8/1/18	16,402	16,874
	4.00%, due 4/1/20	17,740	18,251
	4.00%, due 10/1/20	47	48
	4.00%, due 3/1/22	61,129	62,889
	4.00%, due 12/1/25	545,525	561,473
	4.00%, due 4/1/31	360,870	373,125
	4.00%, due 12/1/39	112,740	116,515
	4.00%, due 7/1/40	588,399	608,101
	4.00%, due 11/1/41	1,364,684	1,410,748
	4.00%, due 3/1/42	846,900	875,432
	4.00%, due 5/1/42	1,471,812	1,521,507
	4.00%, due 11/1/42	708,951	733,220
	4.00%, due 8/1/43	991,362	1,022,380
	4.00%, due 6/1/44 TBA (g)	400,000	410,478
	4.00%, due 11/1/44	2,408,815	2,476,917
	4.00%, due 9/1/45	387,192	397,614
	4.00%, due 11/1/45	754,140	774,464
	4.00%, due 12/1/45	459,718	472,239
	4.00%, due 5/1/46	465,154	477,674
	4.00%, due 6/1/46	1,227,166	1,260,380
	4.00%, due 9/1/46	1,343,406	1,379,861
	4.00%, due 11/1/46	279,301	286,819
	4.00%, due 12/1/46	617,332	634,040
	4.00%, due 2/1/47	306,574	314,826
	4.00%, due 4/1/47	637,650	654,997
	4.00%, due 5/1/47	1,086,345	1,115,940
	4.00%, due 6/1/47	186,400	191,487
	4.00%, due 9/1/47	593,878	610,230
	4.00%, due 10/1/47	378,873	389,116
	4.50%, due 5/1/24	275,399	287,184
	4.50%, due 7/1/26	598,228	623,949
	4.50%, due 4/1/31	278,232	292,363
	4.50%, due 11/1/35	215,692	226,958
	4.50%, due 4/1/41	569,651	602,322
	4.50%, due 5/1/41	824,090	871,655
	4.50%, due 7/1/41	734,410	776,598
	4.50%, due 9/1/41	390,689	412,989
	4.50%, due 3/1/44	308,792	324,397
	4.50%, due 8/1/44	1,517,389	1,593,508
	4.50%, due 11/1/44	433,165	454,792
	4.50%, due 3/1/46	281,532	295,915
	4.50%, due 12/1/46	365,616	383,508
	4.50%, due 2/1/47	219,650	230,074
	4.50%, due 7/1/47	399,471	419,112
	5.00%, due 9/1/23	201,517	215,431
	5.00%, due 12/1/23	211,272	220,561
	5.00%, due 9/1/25	1,274	1,362
	5.00%, due 4/1/29	46,966	50,209
	5.00%, due 4/1/31	238,751	255,235
	5.00%, due 3/1/34	551,290	596,903
	5.00%, due 4/1/34	297,686	324,649
	5.00%, due 4/1/35	112,686	121,655
	5.00%, due 2/1/36	191,391	206,624
	5.00%, due 5/1/37	261	279
	5.00%, due 6/1/37	222,419	239,183
	5.00%, due 2/1/38	749,591	809,907
	5.00%, due 5/1/38	284,160	304,421
	5.00%, due 1/1/39	122,062	131,348
	5.00%, due 3/1/44	166,880	178,509
	5.50%, due 1/1/21	1,344	1,372
	5.50%, due 12/1/21	4,425	4,573
	5.50%, due 1/1/22	25,400	26,064
	5.50%, due 2/1/22	1,612	1,667
	5.50%, due 2/1/26	551,175	601,982
	5.50%, due 10/1/28	399,511	433,701
	5.50%, due 4/1/34	123,604	135,665
	5.50%, due 8/1/37	104,713	114,972
	5.50%, due 3/1/38	254,610	277,415
	5.50%, due 6/1/38	239,538	262,783
	5.50%, due 1/1/39	543,822	596,735
	5.50%, due 11/1/39	99,691	109,000
	5.50%, due 6/1/40	74,864	82,067
	5.50%, due 2/1/42	543,256	596,255
	6.00%, due 3/1/36	32,372	36,128
	6.00%, due 11/1/37	116,329	130,520
	6.00%, due 10/1/38	449,373	502,628
	6.00%, due 12/1/38	355,203	396,844
	6.00%, due 4/1/40	180,323	202,659
	6.00%, due 10/1/40	227,138	254,828
	6.50%, due 10/1/36	47,452	52,955
	6.50%, due 1/1/37	175,122	195,432
	6.50%, due 8/1/37	8,831	9,855
	6.50%, due 10/1/37	85,157	95,034
	7.00%, due 9/1/37	59,753	69,200
	7.00%, due 10/1/37	842	964
	7.00%, due 11/1/37	7,123	8,038
	7.50%, due 7/1/28	20,712	22,419
			70,743,099
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 8.3%
	2.50%, due 10/20/46	358,968	342,098
	2.50%, due 1/20/47	276,006	263,034
	3.00%, due 7/15/43	551,952	547,564
	3.00%, due 7/20/43	270,948	267,931
	3.00%, due 8/15/43	644,495	639,333
	3.00%, due 8/20/43	56,889	56,255
	3.00%, due 12/20/43	113,439	112,176
	3.00%, due 7/20/45	6,173,104	6,096,722
	3.00%, due 8/20/45	365,703	361,629
	3.00%, due 2/20/46	436,491	430,977
	3.00%, due 8/20/46	5,034,017	4,965,860
	3.00%, due 9/20/46	1,538,156	1,518,073
	3.00%, due 10/20/46	630,968	622,261
	3.00%, due 12/20/46	2,078,868	2,049,904
	3.00%, due 2/20/47	294,153	289,981
	3.00%, due 12/20/47	299,164	294,534
	3.50%, due 6/20/42	1,362,760	1,384,901
	3.50%, due 8/20/43	1,869,410	1,898,073
	3.50%, due 11/20/43	1,799,746	1,827,342
	3.50%, due 2/15/45	340,783	344,394
	3.50%, due 4/20/45	1,434,726	1,450,980
	3.50%, due 5/15/45	690,538	697,855
	3.50%, due 7/1/45 TBA (g)	800,000	807,766
	3.50%, due 7/20/45	1,056,787	1,068,759
	3.50%, due 8/20/45	723,652	731,851
	3.50%, due 12/20/45	2,910,757	2,943,511
	3.50%, due 1/20/46	342,100	345,949
	3.50%, due 2/20/46	1,055,920	1,067,721
	3.50%, due 10/20/46	1,505,784	1,521,798
	3.50%, due 11/20/46	2,074,496	2,096,558
	3.50%, due 1/20/47	2,441,816	2,467,784
	3.50%, due 5/20/47	3,438,693	3,475,263
	3.50%, due 6/20/47	766,904	775,060
	3.50%, due 7/20/47	1,166,396	1,178,800
	3.50%, due 8/20/47	693,522	700,897
	4.00%, due 1/20/42	1,290,933	1,349,573
	4.00%, due 2/20/42	499,071	521,706
	4.00%, due 8/20/43	1,652,192	1,709,105
	4.00%, due 10/20/43	508,085	527,473
	4.00%, due 3/15/44	84,888	87,351
	4.00%, due 6/20/44	488,937	506,141
	4.00%, due 7/15/44	526,018	541,277
	4.00%, due 8/20/44	430,579	445,740
	4.00%, due 9/20/44	441,425	456,952
	4.00%, due 12/20/44	299,455	309,992
	4.00%, due 1/20/45	233,780	241,991
	4.00%, due 4/20/45	307,431	318,253
	4.00%, due 7/15/45	353,403	363,689
	4.00%, due 8/15/45	225,615	232,445
	4.00%, due 9/20/45	158,415	163,984
	4.00%, due 2/20/46	297,968	308,427
	4.00%, due 12/20/46	443,091	456,080
	4.00%, due 1/20/47	382,987	393,976
	4.00%, due 2/20/47	385,003	396,050
	4.00%, due 3/20/47	892,485	919,894
	4.00%, due 4/20/47	256,072	263,674
	4.00%, due 5/20/47	526,527	542,524
	4.00%, due 7/20/47	479,964	495,463
	4.50%, due 6/15/39	1,211,531	1,280,841
	4.50%, due 6/15/40	331,320	350,422
	4.50%, due 6/20/40	548,888	577,047
	4.50%, due 3/20/41	221,546	232,928
	4.50%, due 4/20/41	165,320	173,781
	4.50%, due 9/20/41	332,019	349,382
	4.50%, due 12/20/41	60,968	64,163
	4.50%, due 4/20/42	118,347	124,409
	4.50%, due 8/20/43	328,239	345,741
	4.50%, due 3/20/44	528,097	556,447
	4.50%, due 12/20/44	176,320	185,291
	4.50%, due 4/20/45	140,318	147,721
	4.50%, due 5/20/47	325,138	339,780
	5.00%, due 9/15/39	265,544	285,191
	5.00%, due 6/15/40	319,851	339,488
	5.00%, due 7/15/40	316,370	339,964
	5.00%, due 9/20/40	1,160,833	1,261,850
	5.00%, due 10/20/41	97,909	105,428
	5.00%, due 8/20/43	77,620	82,906
	5.50%, due 1/20/35	5,487	6,046
	5.50%, due 7/15/35	96,525	106,362
	5.50%, due 8/15/35	65,164	71,707
	5.50%, due 5/15/36	47,221	52,430
	5.50%, due 6/15/38	18,430	20,090
	5.50%, due 1/15/39	125,529	136,837
	5.50%, due 3/20/39	363,992	390,288
	5.50%, due 7/15/39	81,564	88,917
	5.50%, due 12/15/39	27,899	30,614
	5.50%, due 2/15/40	162,845	177,514
	6.00%, due 11/15/37	27,596	31,197
	6.00%, due 12/15/37	218,764	243,448
	6.00%, due 9/15/38	192,309	214,041
	6.00%, due 10/15/38	51,757	57,597
	6.50%, due 3/15/36	104,688	117,100
	6.50%, due 6/15/36	57,750	64,597
	6.50%, due 9/15/36	32,291	36,119
	6.50%, due 7/15/37	88,797	99,325
	7.00%, due 7/15/31	35,882	37,693
			66,320,056
	United States Treasury Bonds 0.9%
	2.75%, due 11/15/47	2,350,000	2,246,545
	4.25%, due 5/15/39	4,025,000	4,897,765
			7,144,310
¤	United States Treasury Notes 7.1%
	1.125%, due 2/28/21	300,000	289,313
	1.50%, due 6/15/20	14,400,000	14,146,312
	1.875%, due 4/30/22	3,600,000	3,510,984
	2.25%, due 3/31/20	3,600,000	3,598,172
	2.25%, due 2/15/21	9,300,000	9,264,399
	2.375%, due 3/15/21	4,500,000	4,498,066
	2.50%, due 3/31/23	21,500,000	21,433,652
			56,740,898
	Total U.S. Government & Federal Agencies (Cost $327,720,446)		323,214,604

	Total Long-Term Bonds (Cost $793,332,708)		789,083,403

	Short-Term Investments 5.1%
	Repurchase Agreement 0.4%
	RBC Capital Markets 1.75%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $3,569,696 (Collateralized by United States Treasury securities with rates between 0.00% and 2.375% and a maturity date of 1/15/27 and 11/15/36, with a Principal Amount of $3,942,313 and a Market Value of $3,640,486)	3,569,000	3,569,000
	Total Repurchase Agreement (Cost $3,569,000)		3,569,000

	U.S. Government & Federal Agencies 4.7%
	Federal Home Loan Bank 1.217%, due 4/2/18	33,000,000	32,998,900
	United States Treasury Notes 1.00%, due 9/15/18	4,865,000	4,845,806
	Total U.S. Government & Federal Agencies (Cost $37,843,497)		37,844,706
	Total Short-Term Investments (Cost $41,412,497)		41,413,706
	Total Investments (Cost $834,745,205)	103.8%	830,497,109
	Other Assets, Less Liabilities	(3.8)	(30,307,618)
	Net Assets	100.0%	$800,189,491

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of March 31, 2018.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(d)	Floating rate - Rate shown was the rate in effect as of March 31, 2018.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, the total market value of fair valued securities was $6,100,000, which represented 0.8% of the Portfolio's net assets.
(f)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2018.
(g)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2018, the total net market value of these securities was $3,022,152, which represented 0.4% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.

The following abbreviation is used in the preceding pages:
LIBOR	—London Interbank Offered Rate

As of March 31, 2018, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	154	June 2018	$32,725,557	$32,741,844	$16,287
5-Year United States Treasury Note	207	June 2018	23,582,588	23,693,414	110,826
10-Year United States Treasury Note	105	June 2018	12,586,958	12,719,766	132,808
10-Year United States Treasury Ultra Note	(185)	June 2018	(23,663,865)	(24,023,984)	(360,119)
United States Treasury Long Bond	4	June 2018	566,797	586,500	19,703
United States Treasury Bond Ultra Long	175	June 2018	26,945,209	28,082,031	1,136,822
			$72,743,244	$73,799,571	$1,056,327

1.	As of March 31, 2018, cash in the amount of $704,570 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2018.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$72,544,674	$—	$72,544,674
Corporate Bonds	—	320,492,167	—	320,492,167
Foreign Government Bonds	—	3,517,018	—	3,517,018
Mortgage-Backed Securities	—	59,121,401	—	59,121,401
Municipal Bonds	—	10,193,539	—	10,193,539
U.S. Government & Federal Agencies	—	323,214,604	—	323,214,604
Total Long-Term Bonds	—	789,083,403	—	789,083,403
Short-Term Investments
Repurchase Agreement	—	3,569,000	—	3,569,000
U.S. Government & Federal Agencies	—	37,844,706	—	37,844,706
Total Short-Term Investments	—	41,413,706	—	41,413,706
Total Investments in Securities	—	830,497,109	—	830,497,109
Other Financial Instruments
Futures Contracts (b)	1,416,446	—	—	1,416,446
Total Investments in Securities and Other Financial Instruments	$1,416,446	$830,497,109	$—	$831,913,555

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(360,119)	$—	$—	$(360,119)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers between among levels.

MainStay VP Common Stock Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 98.2% †
	Aerospace & Defense 2.9%
	Boeing Co.	28,705	$9,411,795
	Curtiss-Wright Corp.	10,995	1,485,095
	General Dynamics Corp.	10,408	2,299,127
	Huntington Ingalls Industries, Inc.	7,854	2,024,447
	Lockheed Martin Corp.	18,264	6,171,954
	Raytheon Co.	14	3,022
	Textron, Inc.	8,723	514,395
	TransDigm Group, Inc.	1,059	325,049
			22,234,884
	Airlines 0.2%
	Southwest Airlines Co.	28,473	1,630,934

	Auto Components 0.1%
	Aptiv PLC	4,339	368,685

	Banks 5.3%
	Bank of America Corp.	298,743	8,959,303
	Citigroup, Inc.	119,442	8,062,335
¤	JPMorgan Chase & Co.	144,812	15,924,976
	Wells Fargo & Co.	137,055	7,183,052
			40,129,666
	Beverages 2.3%
	Coca-Cola Co.	164,831	7,158,610
	Constellation Brands, Inc., Class A	477	108,718
	Dr. Pepper Snapple Group, Inc.	14,080	1,666,790
	PepsiCo., Inc.	77,725	8,483,684
			17,417,802
	Biotechnology 2.2%
	AbbVie, Inc.	72,228	6,836,380
	Amgen, Inc.	13,230	2,255,450
	Biogen, Inc. (a)	300	82,146
	Gilead Sciences, Inc.	86,610	6,529,528
	United Therapeutics Corp. (a)	12,794	1,437,534
			17,141,038
	Capital Markets 3.2%
	Ameriprise Financial, Inc.	26,159	3,869,962
	Cboe Global Markets, Inc.	5,266	600,851
	CME Group, Inc.	9,866	1,595,727
	Intercontinental Exchange, Inc.	26,458	1,918,734
	Janus Henderson Group PLC	90,284	2,987,498
	Nasdaq, Inc.	20,075	1,730,866
	S&P Global, Inc.	2,600	496,756
	State Street Corp.	45,487	4,536,419
	Stifel Financial Corp.	55,871	3,309,239
	T. Rowe Price Group, Inc.	30,935	3,340,052
			24,386,104
	Chemicals 1.5%
	CF Industries Holdings, Inc.	97,153	3,665,583
	DowDuPont, Inc.	27,944	1,780,312
	Eastman Chemical Co.	441	46,561
	LyondellBasell Industries N.V., Class A	42,090	4,448,071
	Monsanto Co.	9,814	1,145,196
	Olin Corp.	1,046	31,788
			11,117,511
	Commercial Services & Supplies 0.5%
	Cintas Corp.	408	69,597
	Waste Management, Inc.	44,611	3,752,677
			3,822,274
	Communications Equipment 1.2%
	ARRIS International PLC (a)	58,550	1,555,674
	Cisco Systems, Inc.	80,610	3,457,363
	F5 Networks, Inc. (a)	25,538	3,693,050
	Motorola Solutions, Inc.	5,788	609,476
			9,315,563
	Construction & Engineering 0.4%
	EMCOR Group, Inc.	19,236	1,499,062
	Fluor Corp.	32,791	1,876,301
			3,375,363
	Consumer Finance 0.3%
	Synchrony Financial	71,542	2,398,803

	Diversified Consumer Services 0.1%
	H&R Block, Inc.	23,498	597,084

	Diversified Financial Services 1.4%
	Berkshire Hathaway, Inc., Class B (a)	51,625	10,298,155

	Diversified Telecommunication Services 1.8%
	AT&T, Inc.	297,247	10,596,856
	Verizon Communications, Inc.	66,722	3,190,646
			13,787,502
	Electric Utilities 1.4%
	American Electric Power Co., Inc.	35,428	2,430,006
	Exelon Corp.	15,290	596,463
	FirstEnergy Corp.	88,748	3,018,319
	NextEra Energy, Inc.	15,066	2,460,730
	Xcel Energy, Inc.	46,241	2,103,041
			10,608,559
	Electrical Equipment 0.0% ‡
	Acuity Brands, Inc.	2,114	294,248

	Electronic Equipment, Instruments & Components 0.2%
	Jabil, Inc.	58,145	1,670,506

	Energy Equipment & Services 0.2%
	Transocean, Ltd. (a)	169,568	1,678,723

	Equity Real Estate Investment Trusts 1.9%
	American Tower Corp.	27,768	4,035,801
	Extra Space Storage, Inc.	1,130	98,717
	Hospitality Properties Trust	41,504	1,051,711
	Host Hotels & Resorts, Inc.	201,323	3,752,661
	Public Storage	22,197	4,448,057
	Simon Property Group, Inc.	6,836	1,055,137
			14,442,084
	Food & Staples Retailing 2.2%
	Costco Wholesale Corp.	32,772	6,175,228
	Sysco Corp.	38,301	2,296,528
	Wal-Mart Stores, Inc.	84,442	7,512,805
	Walgreens Boots Alliance, Inc.	9,476	620,393
			16,604,954
	Food Products 1.1%
	Archer-Daniels-Midland Co.	99,608	4,319,999
	General Mills, Inc.	1,577	71,060
	Hershey Co.	19,594	1,939,022
	Tyson Foods, Inc., Class A	25,096	1,836,776
			8,166,857
	Health Care Equipment & Supplies 1.6%
	Abbott Laboratories	60,341	3,615,633
	Baxter International, Inc.	53,983	3,511,054
	Becton Dickinson & Co.	11,320	2,453,044
	Intuitive Surgical, Inc. (a)	3,716	1,534,076
	Masimo Corp. (a)	13,840	1,217,228
	Medtronic PLC	2,389	191,646
			12,522,681
	Health Care Providers & Services 4.4%
	AmerisourceBergen Corp.	22,780	1,963,864
	Anthem, Inc.	10,882	2,390,775
	Centene Corp. (a)	37,165	3,971,824
	Cigna Corp.	23,698	3,975,103
	DaVita, Inc. (a)	7,732	509,848
	Express Scripts Holding Co. (a)	65,905	4,552,717
	HCA Healthcare, Inc.	22,080	2,141,760
	Humana, Inc.	17,255	4,638,662
	UnitedHealth Group, Inc.	28,720	6,146,080
	WellCare Health Plans, Inc. (a)	17,437	3,376,326
			33,666,959
	Hotels, Restaurants & Leisure 3.2%
	Carnival Corp.	63,684	4,176,397
	Cracker Barrel Old Country Store, Inc. (b)	9,973	1,587,702
	Darden Restaurants, Inc.	41,627	3,548,702
	Marriott International, Inc., Class A	5,602	761,760
	McDonald's Corp.	5,346	836,008
	MGM Resorts International	41,866	1,466,147
	Royal Caribbean Cruises, Ltd.	33,037	3,889,776
	Starbucks Corp.	12,951	749,733
	Wyndham Worldwide Corp.	28,775	3,292,723
	Wynn Resorts, Ltd.	22,297	4,066,081
			24,375,029
	Household Durables 0.0% ‡
	Whirlpool Corp.	102	15,617

	Household Products 1.2%
	Procter & Gamble Co.	117,033	9,278,376

	Independent Power & Renewable Electricity Producers 0.3%
	AES Corp.	168,365	1,914,310
	NRG Energy, Inc.	21,344	651,632
			2,565,942
	Industrial Conglomerates 1.2%
	3M Co.	15,106	3,316,069
	General Electric Co.	50,254	677,424
	Honeywell International, Inc.	34,961	5,052,214
			9,045,707
	Insurance 3.3%
	Aflac, Inc.	103,149	4,513,800
	Allstate Corp.	47,928	4,543,574
	Arthur J. Gallagher & Co.	24,066	1,654,056
	First American Financial Corp.	24,768	1,453,386
	MetLife, Inc.	34,591	1,587,381
	Old Republic International Corp.	29,049	623,101
	Primerica, Inc.	11,058	1,068,203
	Progressive Corp.	78,949	4,810,363
	Prudential Financial, Inc.	227	23,506
	Travelers Cos., Inc.	33,351	4,631,120
			24,908,490
	Internet & Direct Marketing Retail 3.6%
¤	Amazon.com, Inc. (a)	13,289	19,233,701
	Booking Holdings, Inc. (a)	549	1,142,134
	Expedia Group, Inc.	35,843	3,957,426
	Netflix, Inc. (a)	11,066	3,268,343
			27,601,604
	Internet Software & Services 5.3%
	Akamai Technologies, Inc. (a)	55,040	3,906,739
¤	Alphabet, Inc. (a)
	Class A	8,944	9,276,180
	Class C	8,869	9,150,945
	eBay, Inc. (a)	113,240	4,556,778
¤	Facebook, Inc., Class A (a)	86,523	13,825,510
	VeriSign, Inc. (a)	69	8,181
			40,724,333
	IT Services 4.9%
	Alliance Data Systems Corp.	2,720	578,979
	DXC Technology Co.	42,958	4,318,568
	International Business Machines Corp.	48,853	7,495,516
	Mastercard, Inc., Class A	30,679	5,373,734
	MAXIMUS, Inc.	40,748	2,719,521
	PayPal Holdings, Inc. (a)	37,463	2,842,318
	Sabre Corp.	71,924	1,542,770
	Teradata Corp. (a)	73,481	2,914,991
	Visa, Inc., Class A	59,942	7,170,262
	Western Union Co.	146,327	2,813,868
			37,770,527
	Leisure Products 0.4%
	Brunswick Corp.	786	46,680
	Polaris Industries, Inc.	24,380	2,791,998
			2,838,678
	Life Sciences Tools & Services 0.3%
	Charles River Laboratories International, Inc. (a)	153	16,331
	IQVIA Holdings, Inc. (a)	18,899	1,854,181
			1,870,512
	Machinery 1.2%
	Caterpillar, Inc.	11,636	1,714,914
	Cummins, Inc.	26,006	4,215,312
	Ingersoll-Rand PLC	62	5,302
	PACCAR, Inc.	29,978	1,983,644
	Trinity Industries, Inc.	45,003	1,468,448
			9,387,620
	Media 1.0%
	Comcast Corp., Class A	67,300	2,299,641
	Live Nation Entertainment, Inc. (a)	58,690	2,473,196
	News Corp., Class A	72,562	1,146,480
	Walt Disney Co.	17,077	1,715,214
			7,634,531
	Metals & Mining 1.0%
	Freeport-McMoRan, Inc. (a)	232,750	4,089,417
	Newmont Mining Corp.	2,881	112,561
	United States Steel Corp.	97,487	3,430,568
			7,632,546
	Multi-Utilities 0.1%
	CenterPoint Energy, Inc.	10,370	284,138
	Consolidated Edison, Inc.	6,061	472,394
			756,532
	Multiline Retail 1.5%
	Kohl's Corp.	59,344	3,887,626
	Macy's, Inc.	35,162	1,045,718
	Nordstrom, Inc.	39,164	1,895,929
	Target Corp.	65,403	4,540,930
			11,370,203
	Oil, Gas & Consumable Fuels 6.4%
	Andeavor	17,278	1,737,476
	Chevron Corp.	92,619	10,562,271
	ConocoPhillips	82,627	4,898,955
¤	Exxon Mobil Corp.	184,722	13,782,108
	HollyFrontier Corp.	72,318	3,533,457
	Marathon Oil Corp.	42,889	691,800
	Marathon Petroleum Corp.	65,067	4,757,048
	Murphy Oil Corp.	22,626	584,656
	Phillips 66	37,772	3,623,090
	Valero Energy Corp.	51,405	4,768,842
			48,939,703
	Personal Products 0.6%
	Estee Lauder Cos., Inc., Class A	31,502	4,716,480

	Pharmaceuticals 4.0%
	Bristol-Myers Squibb Co.	2,933	185,512
	Eli Lilly & Co.	76,110	5,888,631
¤	Johnson & Johnson	109,025	13,971,554
	Merck & Co., Inc.	28,546	1,554,900
	Mylan N.V. (a)	569	23,426
	Pfizer, Inc.	261,025	9,263,777
			30,887,800
	Professional Services 0.5%
	Robert Half International, Inc.	64,381	3,727,016

	Real Estate Management & Development 0.5%
	Jones Lang LaSalle, Inc.	20,814	3,634,957

	Road & Rail 0.0% ‡
	Union Pacific Corp.	588	79,045

	Semiconductors & Semiconductor Equipment 4.6%
	Applied Materials, Inc.	46,473	2,584,364
	Broadcom, Ltd.	6,555	1,544,686
	First Solar, Inc. (a)	50,532	3,586,761
¤	Intel Corp.	226,025	11,771,382
	KLA-Tencor Corp.	9,524	1,038,211
	Lam Research Corp.	11,926	2,422,886
	Micron Technology, Inc. (a)	107,879	5,624,811
	MKS Instruments, Inc.	12,708	1,469,680
	NVIDIA Corp.	16,534	3,829,109
	QUALCOMM, Inc.	17,278	957,374
	Texas Instruments, Inc.	145	15,064
			34,844,328
	Software 4.9%
	Adobe Systems, Inc. (a)	8,089	1,747,871
	CA, Inc.	54,380	1,843,482
	Fortinet, Inc. (a)	5,884	315,265
¤	Microsoft Corp.	292,437	26,690,725
	Oracle Corp.	150,449	6,883,042
			37,480,385
	Specialty Retail 3.4%
	AutoZone, Inc. (a)	373	241,962
	Best Buy Co., Inc.	56,971	3,987,400
	Foot Locker, Inc.	48,926	2,228,090
	Gap, Inc.	112,689	3,515,897
	Home Depot, Inc.	34,480	6,145,715
	Lowe's Cos., Inc.	64,369	5,648,380
	Signet Jewelers, Ltd.	34,635	1,334,140
	Tractor Supply Co.	30,414	1,916,690
	Williams-Sonoma, Inc.	24,498	1,292,515
			26,310,789
	Technology Hardware, Storage & Peripherals 5.3%
¤	Apple, Inc.	148,444	24,905,934
	Hewlett Packard Enterprise Co.	52,277	916,938
	HP, Inc.	103,107	2,260,105
	NetApp, Inc.	65,630	4,048,715
	Seagate Technology PLC	73,530	4,302,976
	Western Digital Corp.	45,106	4,161,931
			40,596,599
	Textiles, Apparel & Luxury Goods 1.1%
	Carter's, Inc.	26,896	2,799,874
	Michael Kors Holdings, Ltd. (a)	60,017	3,725,855
	Ralph Lauren Corp.	17,696	1,978,413
			8,504,142
	Tobacco 1.0%
	Altria Group, Inc.	9,294	579,202
	Philip Morris International, Inc.	67,828	6,742,103
			7,321,305
	Trading Companies & Distributors 1.0%
	United Rentals, Inc. (a)	22,273	3,847,215
	W.W. Grainger, Inc.	13,941	3,935,126
			7,782,341
	Total Common Stocks (Cost $633,474,293)		750,278,076

	Exchange-Traded Funds 1.9%
¤	SPDR S&P 500 ETF Trust	53,729	14,138,786

	Total Exchange-Traded Funds (Cost $14,107,861)		14,138,786

	Principal Amount
Short-Term Investment 0.0% ‡
Repurchase Agreement 0.0% ‡
Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $305,533 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 11/30/20, with a Principal Amount of $320,000 and a Market Value of $315,371)	$305,508	305,508
Total Short-Term Investment (Cost $305,508)		305,508
Total Investments (Cost $647,887,662)	100.1%	764,722,370
Other Assets, Less Liabilities	(0.1)	(408,762)
Net Assets	100.0%	$764,313,608

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers, as of March 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2018, the market value of securities loaned was $1,571,782 and the Fund received non-cash collateral in the amount of $1,604,363.

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$750,278,076	$—	$—	$750,278,076
Exchange-Traded Funds	14,138,786	—	—	14,138,786
Short-Term Investment
Repurchase Agreement	—	305,508	—	305,508
Total Investments in Securities	$764,416,862	$305,508	$—	$764,722,370

(a)       For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 51.8%
IQ 50 Percent Hedged FTSE Europe ETF (a)	639,364	$12,558,771
IQ 50 Percent Hedged FTSE International ETF (a)	2,361,121	49,701,597
IQ Chaikin U.S. Large Cap ETF (a)	981,426	24,604,350
IQ Chaikin U.S. Small Cap ETF	399,043	10,885,893
IQ Global Resources ETF (b)	248,761	6,853,366
MainStay Cushing MLP Premier Fund Class I	439,415	4,807,204
MainStay Epoch Capital Growth Fund Class I (a)(b)	617,270	7,839,335
MainStay Epoch Global Choice Fund Class I (a)	830,908	17,365,974
MainStay Epoch International Choice Fund Class I	415,417	14,585,303
MainStay Epoch U.S. All Cap Fund Class R6 (b)	417,656	11,644,254
MainStay Epoch U.S. Equity Yield Fund Class R6	108,585	1,701,532
MainStay MacKay International Opportunities Fund Class I	2,053,665	18,914,255
MainStay MacKay U.S. Equity Opportunities Fund Class I	1,524,531	14,955,652
MainStay MAP Equity Fund Class I	311,484	12,942,170
MainStay VP Absolute Return Multi-Strategy Portfolio Initial Class (a)	5,531,582	47,934,479
MainStay VP Cornerstone Growth Portfolio Initial Class	274,545	8,570,899
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	1,437,698	13,908,942
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	835,480	11,979,669
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	4,559,940	47,322,134
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	729,461	11,329,948
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	1,273,432	16,354,607
MainStay VP Large Cap Growth Portfolio Initial Class	394,803	10,014,864
MainStay VP Mid Cap Core Portfolio Initial Class	1,422,652	21,806,124
MainStay VP S&P 500 Index Portfolio Initial Class	162,821	8,402,675
MainStay VP Small Cap Core Portfolio Initial Class (a)	1,136,046	14,851,559
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	1,277,552	17,582,797
Total Equity Funds (Cost $409,147,122)		439,418,353
Fixed Income Funds 48.2%
IQ Enhanced Core Plus Bond U.S. ETF (a)	1,750,654	33,766,964
IQ S&P High Yield Low Volatility Bond ETF (a)	532,640	13,076,312
MainStay MacKay Short Duration High Yield Fund Class I	1,805,086	17,780,098
MainStay MacKay Total Return Bond Fund Class R6	15,258	158,375
MainStay VP Bond Portfolio Initial Class (a)	7,861,061	110,615,981
MainStay VP Convertible Portfolio Initial Class (a)	1,114,412	15,077,414
MainStay VP Floating Rate Portfolio Initial Class (a)	5,251,469	47,755,422
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,945,975	19,463,373
MainStay VP Indexed Bond Portfolio Initial Class (a)	12,153,660	119,972,069
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	932,444	7,898,650
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	2,409,676	23,886,951
Total Fixed Income Funds (Cost $415,477,447)		409,451,609
Total Affiliated Investment Companies (Cost $824,624,569)		848,869,962

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $683,627(Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 11/30/20, with a Principal Amount of $710,000 and a Market Value of $699,729)	$683,570	683,570
Total Short-Term Investment (Cost $683,570)		683,570
Total Investments (Cost $825,308,139)	100.1%	849,553,532
Other Assets, Less Liabilities	(0.1)	(553,399)
Net Assets	100.0%	$849,000,133

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$439,418,353	$—	$—	$439,418,353
Fixed Income Funds	409,451,609	—	—	409,451,609
Short-Term Investment
Repurchase Agreement	—	683,570	—	683,570
Total Investments in Securities	$848,869,962	$683,570	$—	$849,553,532

(a) For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Principal Amount	Value
	Convertible Bonds 83.7% †
	Aerospace & Defense 0.6%
	Aerojet Rocketdyne Holdings, Inc. 2.25%, due 12/15/23	$3,932,000	$5,002,927

	Auto Manufacturers 0.9%
	Wabash National Corp. 3.375%, due 5/1/18	4,127,000	7,325,425

	Biotechnology 5.3%
	BioMarin Pharmaceutical, Inc. 0.75%, due 10/15/18	13,105,000	13,431,485
	Exact Sciences Corp. 1.00%, due 1/15/25	2,868,000	2,562,237
	Illumina, Inc.
	(zero coupon), due 6/15/19	2,699,000	2,999,496
	0.50%, due 6/15/21	7,153,000	8,757,468
	Intercept Pharmaceuticals, Inc. 3.25%, due 7/1/23	5,052,000	4,073,175
	Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21	5,385,000	5,333,492
	Medicines Co. 2.75%, due 7/15/23	5,185,000	5,004,152
	Radius Health, Inc. 3.00%, due 9/1/24	444,000	448,440
			42,609,945
	Building Materials 1.0%
	Patrick Industries, Inc. 1.00%, due 2/1/23 (a)	8,262,000	8,219,038

	Commercial Services 3.8%
	Carriage Services, Inc. 2.75%, due 3/15/21	7,496,000	9,862,292
	LendingTree, Inc. 0.625%, due 6/1/22 (a)	3,495,000	5,880,729
¤	Macquarie Infrastructure Corp. 2.875%, due 7/15/19	15,467,000	15,370,331
			31,113,352
	Computers 3.3%
	Lumentum Holdings, Inc. 0.25%, due 3/15/24	11,484,000	14,581,315
	Nutanix, Inc. (zero coupon), due 1/15/23 (a)	5,972,000	7,201,056
	Western Digital Corp. 1.50%, due 2/1/24 (a)	4,634,000	5,023,562
			26,805,933
	Diversified Financial Services 3.3%
¤	Air Lease Corp. 3.875%, due 12/1/18	12,427,000	18,531,975
	Blackhawk Network Holdings, Inc. 1.50%, due 1/15/22	7,772,000	8,602,633
			27,134,608
	Entertainment 0.2%
	Live Nation Entertainment, Inc. 2.50%, due 3/15/23 (a)	1,447,000	1,463,902

	Health Care - Products 5.1%
¤	Danaher Corp. (zero coupon), due 1/22/21	6,483,000	24,298,265
	Hologic, Inc. 2.00%, due 3/1/42 (b)	10,558,000	13,008,279
	NuVasive, Inc. 2.25%, due 3/15/21	3,296,000	3,636,925
			40,943,469
	Health Care - Services 2.5%
	Anthem, Inc. 2.75%, due 10/15/42	4,852,000	14,638,794
	Molina Healthcare, Inc. 1.125%, due 1/15/20	2,690,000	5,422,489
			20,061,283
	Internet 11.5%
¤	Booking Holdings, Inc. 0.90%, due 9/15/21 (c)	12,696,000	15,877,618
	IAC FinanceCo, Inc. 0.875%, due 10/1/22 (a)	9,480,000	11,356,083
	Liberty Expedia Holdings, Inc. 1.00%, due 6/30/47 (a)(c)	7,641,000	7,399,460
	MercadoLibre, Inc. 2.25%, due 7/1/19	2,926,000	8,286,429
	Okta, Inc. 0.25%, due 2/15/23 (a)	4,261,000	4,664,517
	Palo Alto Networks, Inc. (zero coupon), due 7/1/19	3,473,000	5,747,944
	Proofpoint, Inc. 0.75%, due 6/15/20	5,973,000	8,748,050
	Quotient Technology, Inc. 1.75%, due 12/1/22 (a)	5,756,000	5,979,482
	RingCentral, Inc. (zero coupon), due 3/15/23 (a)	4,872,000	4,908,053
	Twitter, Inc. 0.25%, due 9/15/19	9,402,000	9,064,355
	VeriSign, Inc. 4.865%, due 8/15/37	393,000	1,356,164
	Zendesk, Inc. 0.25%, due 3/15/23 (a)	1,447,000	1,478,834
	Zillow Group, Inc. 2.00%, due 12/1/21	6,862,000	8,327,936
			93,194,925
	Iron & Steel 0.3%
	Cleveland-Cliffs, Inc. 1.50%, due 1/15/25	2,050,000	2,217,251

	Lodging 0.6%
	Caesars Entertainment Corp. 5.00%, due 10/1/24	2,616,000	4,573,095

	Machinery - Diversified 1.0%
	Chart Industries, Inc. 1.00%, due 11/15/24 (a)	7,089,000	8,318,545

	Media 3.7%
¤	DISH Network Corp. 3.375%, due 8/15/26	17,289,000	16,695,987
	Liberty Media Corp-Liberty Formula One 1.00%, due 1/30/23	6,664,000	7,021,071
	Liberty Media Corp. 1.375%, due 10/15/23	5,512,000	6,348,170
			30,065,228
	Oil & Gas 1.7%
	Ensco Jersey Finance, Ltd. 3.00%, due 1/31/24 (c)	5,863,000	4,712,386
	Oasis Petroleum, Inc. 2.625%, due 9/15/23	8,635,000	8,939,280
			13,651,666
	Oil & Gas Services 4.6%
	Helix Energy Solutions Group, Inc. 4.25%, due 5/1/22	9,729,000	9,234,563
	Newpark Resources, Inc. 4.00%, due 12/1/21 (a)	4,174,000	4,852,275
	Oil States International, Inc. 1.50%, due 2/15/23 (a)	7,986,000	7,677,772
	Weatherford International, Ltd. 5.875%, due 7/1/21	16,859,000	15,155,179
			36,919,789
	Pharmaceuticals 1.9%
	Herbalife, Ltd. 2.625%, due 3/15/24 (a)	6,582,000	6,621,538
	Neurocrine Biosciences, Inc. 2.25%, due 5/15/24 (a)	3,793,000	4,977,880
	Pacira Pharmaceuticals, Inc. 2.375%, due 4/1/22	3,730,000	3,417,613
			15,017,031
	Semiconductors 14.1%
	Cypress Semiconductor Co. 2.00%, due 2/1/23 (a)	3,980,000	4,308,350
	Inphi Corp. 1.125%, due 12/1/20	9,461,000	9,929,641
	Intel Corp. 3.25%, due 8/1/39	3,685,000	9,173,163
¤	Lam Research Corp. 1.25%, due 5/15/18	5,888,000	19,890,653
¤	Microchip Technology, Inc.
	1.625%, due 2/15/25	12,203,000	21,666,244
	1.625%, due 2/15/27	5,198,000	6,171,180
	Micron Technology, Inc. 3.00%, due 11/15/43	8,207,000	14,726,665
	ON Semiconductor Corp. 1.00%, due 12/1/20	8,174,000	11,706,631
	Rambus, Inc. 1.375%, due 2/1/23 (a)	6,552,000	6,477,635
	Silicon Laboratories, Inc. 1.375%, due 3/1/22	9,006,000	10,446,960
			114,497,122
	Software 14.1%
	Citrix Systems, Inc. 0.50%, due 4/15/19	5,869,000	7,740,624
	Coupa Software, Inc. 0.375%, due 1/15/23 (a)	4,250,000	5,149,296
¤	NICE Systems, Inc. 1.25%, due 1/15/24	13,581,000	16,878,467
	Nuance Communications, Inc. 1.25%, due 4/1/25	8,331,000	8,291,761
	RealPage, Inc. 1.50%, due 11/15/22 (a)	6,563,000	8,954,393
¤	Red Hat, Inc. 0.25%, due 10/1/19	8,038,000	16,293,766
	Salesforce.com, Inc. 0.25%, due 4/1/18	8,471,000	14,849,070
	ServiceNow, Inc.
	(zero coupon), due 11/1/18	3,171,000	7,094,535
	(zero coupon), due 6/1/22 (a)	3,385,000	4,500,865
	Verint Systems, Inc. 1.50%, due 6/1/21	12,098,000	11,838,014
	Workday, Inc. 0.25%, due 10/1/22 (a)	11,205,000	12,214,391
			113,805,182
	Telecommunications 1.9%
	Finisar Corp. 0.50%, due 12/15/36	6,207,000	5,591,942
	Viavi Solutions Inc. 1.00%, due 3/1/24	9,569,000	9,754,773
			15,346,715
	Transportation 2.3%
	Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22	9,820,000	11,232,469
	Echo Global Logistics, Inc. 2.50%, due 5/1/20	7,629,000	7,779,490
			19,011,959
	Total Convertible Bonds (Cost $593,973,040)		677,298,390

		Shares
	Common Stocks 4.6%
	Air Freight & Logistics 1.1%
	XPO Logistics, Inc. (d)	87,557	8,914,178

	Airlines 1.1%
	Delta Air Lines, Inc.	151,688	8,314,019

	Banks 1.0%
¤	Bank of America Corp.	267,678	8,027,663

	Energy Equipment & Services 0.4%
	Halliburton Co.	73,392	3,445,021

	Health Care Equipment & Supplies 1.0%
	Teleflex, Inc.	32,451	8,274,356

	Total Common Stocks (Cost $20,458,279)		36,975,237

	Convertible Preferred Stocks 8.4%
	Banks 2.7%
¤	Bank of America Corp. Series L 7.25%	8,636	11,135,690
	Wells Fargo & Co. Series L 7.50%	8,264	10,660,560
			21,796,250
	Chemicals 0.5%
	A. Schulman, Inc. 6.00%	4,110	4,219,710

	Equity Real Estate Investment Trusts 1.0%
	Crown Castle International Corp. 6.875%	5,982	6,687,457
	Welltower, Inc. Series I 6.50%	26,800	1,491,152
			8,178,609
	Food Products 1.0%
	Post Holdings, Inc. 2.50%	54,730	7,903,012

	Health Care Equipment & Supplies 0.8%
	Becton Dickinson & Co. 6.125%	112,412	6,568,233

	Machinery 0.9%
	Rexnord Corp. 5.75%	75,817	4,873,517
	Stanley Black & Decker, Inc. (c) 5.375%	20,480	2,359,808
			7,233,325
	Oil, Gas & Consumable Fuels 1.5%
	Hess Corp. 8.00%	211,085	12,572,223

	Total Convertible Preferred Stocks (Cost $64,218,293)		68,471,362

	Principal Amount
Short-Term Investment 3.3%
Repurchase Agreement 3.3%
Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $26,822,914 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 10/31/20, with a Principal Amount of $27,605,000 and a Market Value of $27,361,634)	$26,820,708	26,820,708
Total Short-Term Investment (Cost $26,820,708)		26,820,708
Total Investments (Cost $705,470,320)	100.0%	809,565,697
Other Assets, Less Liabilities	(0.0)‡	(271,719)
Net Assets	100.0%	$809,293,978

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of March 31, 2018.
(c)	All or a portion of this security was held on loan. As of March 31, 2018, the market value of securities loaned was $27,761,357 and the Fund received non-cash collateral in the amount of $28,356,178.
(d)	Non-income producing security.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$677,298,390	$—	$677,298,390
Convertible Preferred Stocks (b)	56,348,640	12,122,722	—	68,471,362
Total Convertible Securities	56,348,640	689,421,112	—	745,769,752
Common Stocks	36,975,237	—	—	36,975,237
Short-Term Investment
Repurchase Agreement	—	26,820,708	—	26,820,708
Total Investments in Securities	$93,323,877	$716,241,820	$—	$809,565,697

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)   The level 2 securities valued at $4,219,710 and $7,903,012 are held in Chemicals and Food Products, respectively, within the Convertible Preferred Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cornerstone Growth Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 98.3% †
	Aerospace & Defense 4.1%
¤	Boeing Co.	34,159	$11,200,053
	Huntington Ingalls Industries, Inc.	9,771	2,518,573
	Lockheed Martin Corp.	19,488	6,585,580
	Northrop Grumman Corp.	4,086	1,426,504
	TransDigm Group, Inc.	7,348	2,255,395
			23,986,105
	Air Freight & Logistics 0.7%
	United Parcel Service, Inc., Class B	114	11,931
	XPO Logistics, Inc. (a)	37,536	3,821,540
			3,833,471
	Auto Components 0.2%
	Aptiv PLC	11,863	1,007,999

	Automobiles 0.3%
	Tesla, Inc. (a)	5,880	1,564,844

	Beverages 2.5%
	Coca-Cola Co.	92,753	4,028,263
	Constellation Brands, Inc., Class A	5,017	1,143,475
	Monster Beverage Corp. (a)	4,362	249,550
	PepsiCo., Inc.	84,443	9,216,953
			14,638,241
	Biotechnology 3.3%
	AbbVie, Inc.	98,109	9,286,017
	Amgen, Inc.	499	85,070
	Biogen, Inc. (a)	5,637	1,543,523
	Gilead Sciences, Inc.	81,498	6,144,134
	OPKO Health, Inc. (a)(b)	356,718	1,130,796
	United Therapeutics Corp. (a)	11,511	1,293,376
			19,482,916
	Capital Markets 2.9%
	Ameriprise Financial, Inc.	4,343	642,503
	BGC Partners, Inc., Class A	236,391	3,179,459
	Intercontinental Exchange, Inc.	33,996	2,465,390
	Lazard, Ltd., Class A	64,024	3,365,102
	LPL Financial Holdings, Inc.	54,746	3,343,338
	S&P Global, Inc.	12,869	2,458,751
	T. Rowe Price Group, Inc.	13,303	1,436,325
			16,890,868
	Chemicals 2.4%
	CF Industries Holdings, Inc.	79,860	3,013,118
	DowDuPont, Inc.	3,170	201,961
	Huntsman Corp.	103,884	3,038,607
	LyondellBasell Industries N.V., Class A	36,222	3,827,941
	Monsanto Co.	6,054	706,441
	Westlake Chemical Corp.	29,890	3,322,273
			14,110,341
	Commercial Services & Supplies 0.3%
	Copart, Inc. (a)	23,436	1,193,596
	KAR Auction Services, Inc.	10,041	544,222
			1,737,818
	Communications Equipment 0.7%
	Arista Networks, Inc. (a)	2,331	595,104
	F5 Networks, Inc. (a)	25,332	3,663,261
			4,258,365
	Containers & Packaging 0.0% ‡
	Graphic Packaging Holding Co.	1,797	27,584

	Diversified Telecommunication Services 0.2%
	Verizon Communications, Inc.	24,038	1,149,497

	Electronic Equipment, Instruments & Components 0.6%
	CDW Corp.	21,020	1,477,916
	Zebra Technologies Corp., Class A (a)	13,607	1,893,959
			3,371,875
	Equity Real Estate Investment Trusts 0.2%
	Public Storage	4,421	885,924

	Food & Staples Retailing 1.3%
	Costco Wholesale Corp.	28,577	5,384,764
	Sysco Corp.	36,456	2,185,902
			7,570,666
	Food Products 0.0% ‡
	Pilgrim's Pride Corp. (a)	2,942	72,403

	Health Care Equipment & Supplies 0.5%
	Becton Dickinson & Co.	5,353	1,159,995
	Intuitive Surgical, Inc. (a)	4,919	2,030,711
			3,190,706
	Health Care Providers & Services 5.5%
	AmerisourceBergen Corp.	14,111	1,216,509
	Centene Corp. (a)	31,947	3,414,176
	Cigna Corp.	24,279	4,072,560
	Express Scripts Holding Co. (a)	44,540	3,076,823
	HCA Healthcare, Inc.	19,044	1,847,268
	Humana, Inc.	18,141	4,876,845
¤	UnitedHealth Group, Inc.	48,382	10,353,748
	WellCare Health Plans, Inc. (a)	17,756	3,438,094
			32,296,023
	Health Care Technology 0.2%
	Cerner Corp. (a)	21,882	1,269,156

	Hotels, Restaurants & Leisure 4.6%
	Darden Restaurants, Inc.	40,128	3,420,912
	Extended Stay America, Inc.	128,814	2,546,653
	Hilton Grand Vacations, Inc. (a)	27,661	1,189,976
	Hilton Worldwide Holdings, Inc.	4,053	319,214
	Las Vegas Sands Corp.	60,054	4,317,883
	Marriott International, Inc., Class A	36,009	4,896,504
	McDonald's Corp.	14,569	2,278,300
	Starbucks Corp.	5,562	321,984
	Wyndham Worldwide Corp.	31,812	3,640,247
	Wynn Resorts, Ltd.	22,260	4,059,334
			26,991,007
	Household Products 0.3%
	Energizer Holdings, Inc.	30,390	1,810,636

	Industrial Conglomerates 0.9%
	3M Co.	22,260	4,886,515
	Honeywell International, Inc.	1,226	177,169
			5,063,684
	Insurance 0.9%
	Allstate Corp.	7,527	713,559
	Progressive Corp.	71,546	4,359,298
			5,072,857
	Internet & Direct Marketing Retail 6.9%
¤	Amazon.com, Inc. (a)	18,687	27,046,443
	Booking Holdings, Inc. (a)	558	1,160,858
	Expedia, Inc.	25,361	2,800,108
	Liberty Expedia Holdings, Inc., Class A (a)	13,000	510,640
	Liberty Interactive Corp. QVC Group, Class A (a)	130,314	3,280,003
	Netflix, Inc. (a)	18,160	5,363,556
			40,161,608
	Internet Software & Services 10.4%
	Akamai Technologies, Inc. (a)	23,267	1,651,492
¤	Alphabet, Inc. (a)
	Class A	14,680	15,225,215
	Class C	14,821	15,292,160
¤	Facebook, Inc., Class A (a)	121,703	19,446,922
	GoDaddy, Inc., Class A (a)	51,951	3,190,830
	IAC / InterActiveCorp (a)	12,400	1,939,112
	Twitter, Inc. (a)	18,544	537,962
	VeriSign, Inc. (a)	28,386	3,365,444
			60,649,137
	IT Services 8.2%
	Accenture PLC, Class A	29,625	4,547,438
	Alliance Data Systems Corp.	7,406	1,576,441
	Cognizant Technology Solutions Corp., Class A	14,596	1,174,978
	CoreLogic, Inc. (a)	13,707	619,968
	DXC Technology Co.	44,206	4,444,029
	International Business Machines Corp.	46,600	7,149,838
	Mastercard, Inc., Class A	41,909	7,340,780
	PayPal Holdings, Inc. (a)	50,162	3,805,791
	Sabre Corp.	110,835	2,377,411
	Square, Inc., Class A (a)	10,720	527,424
	Teradata Corp. (a)	5,198	206,205
	Total System Services, Inc.	1,355	116,882
¤	Visa, Inc., Class A	88,925	10,637,208
	Western Union Co.	163,455	3,143,240
			47,667,633
	Leisure Products 0.6%
	Polaris Industries, Inc.	29,080	3,330,242

	Machinery 1.2%
	Allison Transmission Holdings, Inc.	61,083	2,385,902
	Caterpillar, Inc.	7,806	1,150,449
	Cummins, Inc.	22,325	3,618,659
			7,155,010
	Media 1.1%
	Comcast Corp., Class A	103,478	3,535,844
	Live Nation Entertainment, Inc. (a)	35,986	1,516,450
	Walt Disney Co.	15,430	1,549,789
			6,602,083
	Metals & Mining 1.0%
	Freeport-McMoRan, Inc. (a)	189,403	3,327,811
	United States Steel Corp.	77,515	2,727,753
			6,055,564
	Multiline Retail 0.6%
	Kohl's Corp.	23,494	1,539,092
	Nordstrom, Inc.	37,664	1,823,314
			3,362,406
	Oil, Gas & Consumable Fuels 1.4%
	HollyFrontier Corp.	71,167	3,477,220
	PBF Energy, Inc., Class A	109,095	3,698,320
	Valero Energy Corp.	13,799	1,280,133
			8,455,673
	Personal Products 1.9%
	Estee Lauder Cos., Inc., Class A	32,633	4,885,813
	Herbalife, Ltd. (a)	38,895	3,791,095
	Nu Skin Enterprises, Inc., Class A	33,479	2,467,737
			11,144,645
	Pharmaceuticals 1.2%
	Eli Lilly & Co.	85,088	6,583,259
	Johnson & Johnson	1,237	158,521
			6,741,780
	Professional Services 0.6%
	Robert Half International, Inc.	61,863	3,581,249

	Road & Rail 0.2%
	Union Pacific Corp.	7,124	957,679

	Semiconductors & Semiconductor Equipment 5.5%
	Applied Materials, Inc.	103,531	5,757,359
	Broadcom, Ltd.	11,489	2,707,383
	First Solar, Inc. (a)	48,273	3,426,417
	Intel Corp.	4,129	215,038
	KLA-Tencor Corp.	20,481	2,232,634
	Micron Technology, Inc. (a)	100,169	5,222,812
	NVIDIA Corp.	25,177	5,830,741
	ON Semiconductor Corp. (a)	149,656	3,660,586
	Qorvo, Inc. (a)	22,179	1,562,511
	Texas Instruments, Inc.	13,837	1,437,526
			32,053,007
	Software 8.5%
	Adobe Systems, Inc. (a)	20,938	4,524,283
	Citrix Systems, Inc. (a)	6,676	619,533
	Dell Technologies, Inc., Class V (a)	53,624	3,925,813
	Fortinet, Inc. (a)	69,919	3,746,260
	Manhattan Associates, Inc. (a)	19,655	823,151
¤	Microsoft Corp.	367,317	33,525,022
	salesforce.com, Inc. (a)	9,772	1,136,484
	SS&C Technologies Holdings, Inc.	18,748	1,005,643
			49,306,189
	Specialty Retail 5.2%
	AutoZone, Inc. (a)	48	31,137
	Best Buy Co., Inc.	18,248	1,277,177
	Foot Locker, Inc.	32,427	1,476,725
	Gap, Inc.	102,495	3,197,844
¤	Home Depot, Inc.	69,074	12,311,750
	Lowe's Cos., Inc.	69,736	6,119,334
	Signet Jewelers, Ltd.	35,782	1,378,323
	Tractor Supply Co.	16,204	1,021,176
	Urban Outfitters, Inc. (a)	92,735	3,427,486
			30,240,952
	Technology Hardware, Storage & Peripherals 7.3%
¤	Apple, Inc.	220,001	36,911,768
	HP, Inc.	17,911	392,609
	NetApp, Inc.	63,584	3,922,497
	Western Digital Corp.	16,369	1,510,367
			42,737,241
	Textiles, Apparel & Luxury Goods 1.7%
	Carter's, Inc.	30,575	3,182,858
	Michael Kors Holdings, Ltd. (a)	52,450	3,256,096
	NIKE, Inc., Class B	8,620	572,713
	Skechers U.S.A., Inc., Class A (a)	11,662	453,535
	VF Corp.	33,970	2,517,856
			9,983,058
	Tobacco 0.4%
	Altria Group, Inc.	34,289	2,136,890

	Trading Companies & Distributors 1.8%
	HD Supply Holdings, Inc. (a)	96,508	3,661,513
	United Rentals, Inc. (a)	17,009	2,937,965
	W.W. Grainger, Inc.	14,265	4,026,582
			10,626,060
	Total Common Stocks (Cost $479,736,073)		573,231,092

	Exchange-Traded Funds 1.8%
¤	iShares Russell 1000 Growth ETF	78,509	10,684,290

	Total Exchange-Traded Funds (Cost $11,169,344)		10,684,290
	Total Investments (Cost $490,905,417)	100.1%	583,915,382
	Other Assets, Less Liabilities	(0.1)	(397,181)
	Net Assets	100.0%	$583,518,201

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2018. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2018, the market value of securities loaned was $1,119,486 and the Fund received non-cash collateral in the amount of $1,147,738.

The following abbreviation is used in the preceding pages:
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$573,231,092	$—	$—	$573,231,092
Exchange-Traded Funds	10,684,290	—	—	10,684,290
Total Investments in Securities	$583,915,382	$—	$—	$583,915,382

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cushing Renaissance Advantage Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 88.8% †
	Aerospace & Defense 3.5%
¤	Boeing Co.	17,900	$5,869,052

	Air Freight & Logistics 6.8%
	Hub Group, Inc., Class A (a)	93,464	3,911,468
¤	XPO Logistics, Inc. (a)	74,359	7,570,490
			11,481,958
	Airlines 4.0%
	American Airlines Group, Inc.	34,675	1,801,713
	Southwest Airlines Co.	57,398	3,287,757
	Spirit Airlines, Inc. (a)	41,916	1,583,587
			6,673,057
	Chemicals 2.5%
	Albemarle Corp.	28,593	2,651,715
	Axalta Coating Systems, Ltd. (a)	49,109	1,482,601
			4,134,316
	Construction & Engineering 7.8%
	AECOM (a)	59,071	2,104,700
	Granite Construction, Inc.	18,938	1,057,877
¤	Jacobs Engineering Group, Inc.	107,888	6,381,575
	Quanta Services, Inc. (a)	105,330	3,618,085
			13,162,237
	Construction Materials 3.4%
	Martin Marietta Materials, Inc.	9,589	1,987,800
	U.S. Concrete, Inc. (a)	28,162	1,700,985
	Vulcan Materials Co.	17,650	2,015,100
			5,703,885
	Electrical Equipment 4.8%
	Acuity Brands, Inc.	11,797	1,642,024
	Emerson Electric Co.	54,628	3,731,092
	Rockwell Automation, Inc.	15,213	2,650,105
			8,023,221
	Energy Equipment & Services 11.3%
	Basic Energy Services, Inc. (a)	93,118	1,344,624
	C&J Energy Services, Inc. (a)	132,553	3,422,518
¤	Keane Group, Inc. (a)	285,897	4,231,275
	Liberty Oilfield Services, Inc., Class A (a)	59,649	1,007,472
	NCS Multistage Holdings, Inc. (a)	69,065	1,035,975
	ProPetro Holding Corp. (a)	102,494	1,628,630
	Select Energy Services, Inc., Class A (a)	129,759	1,637,558
	TechnipFMC PLC	89,011	2,621,374
	Weatherford International PLC (a)	906,361	2,075,567
			19,004,993
	Machinery 2.1%
	Stanley Black & Decker, Inc.	10,933	1,674,936
	Trinity Industries, Inc.	59,316	1,935,481
			3,610,417
	Metals & Mining 1.8%
	Allegheny Technologies, Inc. (a)	85,735	2,030,205
	United States Steel Corp.	29,633	1,042,785
			3,072,990
	Oil, Gas & Consumable Fuels 24.5%
	Aegean Marine Petroleum Network, Inc.	19,445	43,751
	Callon Petroleum Co. (a)	253,504	3,356,393
	Centennial Resource Development, Inc., Class A (a)	87,777	1,610,708
¤	Cheniere Energy, Inc. (a)	138,568	7,406,459
	Devon Energy Corp.	50,533	1,606,444
	Extraction Oil & Gas, Inc. (a)	156,095	1,788,849
¤	Golar LNG, Ltd.	305,172	8,349,506
	Kinder Morgan, Inc.	108,937	1,640,591
	Newfield Exploration Co. (a)	99,011	2,417,849
	Parsley Energy, Inc., Class A (a)	141,101	4,090,518
	SemGroup Corp., Class A	82,249	1,760,128
	Targa Resources Corp.	66,790	2,938,760
	Tellurian, Inc. (a)(b)	351,623	2,535,202
	Williams Cos., Inc.	62,416	1,551,662
			41,096,820
	Road & Rail 10.0%
	Covenant Transportation Group, Inc., Class A (a)	136,677	4,077,075
	CSX Corp.	30,650	1,707,512
¤	Daseke, Inc. (a)	471,937	4,620,263
¤	Knight-Swift Transportation Holdings, Inc.	139,239	6,406,386
			16,811,236
	Trading Companies & Distributors 6.3%
	MRC Global, Inc. (a)	96,725	1,590,159
¤	United Rentals, Inc. (a)	36,923	6,377,710
	Univar, Inc. (a)	95,196	2,641,689
			10,609,558
	Total Common Stocks (Cost $147,553,388)		149,253,740

	MLPs and Related Companies 5.9%
	Oil, Gas & Consumable Fuels 5.9%
	American Midstream Partners, L.P.	133,888	1,445,991
¤	Energy Transfer Partners, L.P.	268,815	4,360,179
	EnLink Midstream Partners, L.P.	55,585	759,291
	GasLog Partners, L.P.	73,080	1,702,764
	MPLX, L.P.	50,876	1,680,943
			9,949,168
	Total MLPs and Related Companies (Cost $11,254,451)		9,949,168

		Principal Amount
	Short-Term Investment 3.8%
	Repurchase Agreement 3.8%
	Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $6,317,758 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 8/31/20, with a Principal Amount of $6,470,000 and a Market Value of $6,443,596)	$6,317,239	6,317,239
	Total Short-Term Investment (Cost $6,317,239)		6,317,239
	Total Investments (Cost $165,125,078)	98.5%	165,520,147
	Other Assets, Less Liabilities	1.5	2,474,279
	Net Assets	100.0%	$167,994,426

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2018, the market value of securities loaned was $2,509,844 and the Fund received non-cash collateral in the amount of $2,610,795.

The following abbreviation is used in the preceding pages:

MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$149,253,740	$—	$—	$149,253,740
MLPs and Related Companies	9,949,168	—	—	9,949,168
Short-Term Investment
Repurchase Agreement	—	6,317,239	—	6,317,239
Total Investments in Securities	$159,202,908	$6,317,239	$—	$165,520,147

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Eagle Small Cap Growth Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 99.4% †
	Aerospace & Defense 1.9%
	Aerojet Rocketdyne Holdings, Inc. (a)	94,336	$2,638,578
	Hexcel Corp.	77,118	4,981,052
			7,619,630
	Airlines 1.1%
	JetBlue Airways Corp. (a)	205,016	4,165,925

	Auto Components 1.1%
	Visteon Corp. (a)	39,719	4,378,623

	Banks 3.7%
¤	Synovus Financial Corp.	133,030	6,643,518
	Texas Capital Bancshares, Inc. (a)	46,814	4,208,579
	UMB Financial Corp.	51,952	3,760,805
			14,612,902
	Biotechnology 10.9%
	Acceleron Pharma, Inc. (a)	73,062	2,856,724
	Aimmune Therapeutics, Inc. (a)	74,987	2,386,836
	Akebia Therapeutics, Inc. (a)	129,759	1,236,603
	Amicus Therapeutics, Inc. (a)	131,476	1,977,399
	Atara Biotherapeutics, Inc. (a)	98,625	3,846,375
	Avexis, Inc. (a)	16,859	2,083,435
	Biohaven Pharmaceutical Holding Co., Ltd. (a)	58,865	1,516,363
	Bluebird Bio, Inc. (a)	11,959	2,041,999
	Exact Sciences Corp. (a)	95,827	3,864,703
	FibroGen, Inc. (a)	44,154	2,039,915
	Genomic Health, Inc. (a)	24,985	781,781
	Heron Therapeutics, Inc. (a)	96,681	2,668,396
	Ligand Pharmaceuticals, Inc. (a)	17,255	2,849,836
	Progenics Pharmaceuticals, Inc. (a)	307,655	2,295,106
	Puma Biotechnology, Inc. (a)	16,180	1,101,049
	Sage Therapeutics, Inc. (a)	33,410	5,381,349
	Sarepta Therapeutics, Inc. (a)	54,615	4,046,425
			42,974,294
	Building Products 2.4%
	Builders FirstSource, Inc. (a)	182,415	3,619,113
	Trex Co., Inc. (a)	55,183	6,002,255
			9,621,368
	Capital Markets 0.6%
	Stifel Financial Corp.	37,200	2,203,356

	Chemicals 2.8%
¤	Quaker Chemical Corp.	53,526	7,928,807
	Sensient Technologies Corp.	40,923	2,888,345
			10,817,152
	Commercial Services & Supplies 3.4%
	Brink's Co.	29,815	2,127,300
	MSA Safety, Inc.	49,994	4,161,501
	Ritchie Brothers Auctioneers, Inc.	78,413	2,467,657
	Waste Connections, Inc.	66,798	4,792,088
			13,548,546
	Communications Equipment 1.3%
	Infinera Corp. (a)	212,677	2,309,672
	Lumentum Holdings, Inc. (a)	41,482	2,646,552
			4,956,224
	Construction Materials 1.3%
	Summit Materials, Inc., Class A (a)	165,701	5,017,426

	Consumer Finance 1.3%
	FirstCash, Inc.	5,347	434,444
	Green Dot Corp., Class A (a)	70,922	4,550,355
			4,984,799
	Distributors 1.4%
	Pool Corp.	37,107	5,425,786

	Diversified Consumer Services 0.9%
	Bright Horizons Family Solutions, Inc. (a)	34,665	3,456,794

	Electrical Equipment 0.8%
	Thermon Group Holdings, Inc. (a)	134,814	3,021,182

	Electronic Equipment, Instruments & Components 5.6%
	Cognex Corp.	90,382	4,698,960
¤	Coherent, Inc. (a)	41,724	7,819,078
¤	IPG Photonics Corp. (a)	26,393	6,159,598
	Littelfuse, Inc.	16,104	3,352,531
			22,030,167
	Equity Real Estate Investment Trusts 1.0%
	GEO Group, Inc.	66,614	1,363,588
	Seritage Growth Properties, Class A (b)	74,736	2,656,865
			4,020,453
	Food & Staples Retailing 1.0%
	Casey's General Stores, Inc.	36,065	3,958,855

	Health Care Equipment & Supplies 3.4%
	Insulet Corp. (a)	30,767	2,666,883
	Merit Medical Systems, Inc. (a)	67,257	3,050,105
	NuVasive, Inc. (a)	48,765	2,546,021
	Penumbra, Inc. (a)	27,275	3,154,354
	West Pharmaceutical Services, Inc.	21,233	1,874,661
			13,292,024
	Health Care Providers & Services 2.3%
	Encompass Health Corp.	59,639	3,409,562
	HealthEquity, Inc. (a)	56,152	3,399,442
	Tivity Health, Inc. (a)	57,786	2,291,215
			9,100,219
	Health Care Technology 3.5%
	Cotiviti Holdings, Inc. (a)	103,338	3,558,961
	Evolent Health, Inc., Class A (a)	73,744	1,050,852
	Medidata Solutions, Inc. (a)	39,154	2,459,263
	Omnicell, Inc. (a)	38,295	1,662,003
	Teladoc, Inc. (a)	128,288	5,170,006
			13,901,085
	Hotels, Restaurants & Leisure 3.5%
	Dave & Buster's Entertainment, Inc. (a)	48,730	2,033,990
	Penn National Gaming, Inc. (a)	180,683	4,744,736
¤	Planet Fitness, Inc., Class A (a)	180,427	6,814,728
			13,593,454
	Household Durables 1.5%
¤	Universal Electronics, Inc. (a)	115,825	6,028,691

	Insurance 1.6%
	Enstar Group, Ltd. (a)	18,394	3,867,339
	ProAssurance Corp.	50,368	2,445,366
			6,312,705
	Internet & Direct Marketing Retail 0.9%
	Nutrisystem, Inc.	128,957	3,475,391

	Internet Software & Services 1.9%
	Cornerstone OnDemand, Inc. (a)	114,771	4,488,694
	LogMeIn, Inc.	25,996	3,003,838
			7,492,532
	IT Services 0.6%
	Everi Holdings, Inc. (a)	358,935	2,358,203

	Life Sciences Tools & Services 1.4%
	PRA Health Sciences, Inc. (a)	68,113	5,650,654

	Machinery 5.7%
	Chart Industries, Inc. (a)	98,827	5,833,758
¤	John Bean Technologies Corp.	53,692	6,088,673
	Kennametal, Inc.	69,737	2,800,638
	WABCO Holdings, Inc. (a)	27,684	3,706,057
	Woodward, Inc.	53,125	3,806,937
			22,236,063
	Multiline Retail 1.3%
	Ollie's Bargain Outlet Holdings, Inc. (a)	84,715	5,108,314

	Oil, Gas & Consumable Fuels 3.1%
¤	RSP Permian, Inc. (a)	257,484	12,070,850

	Pharmaceuticals 2.5%
	Catalent, Inc. (a)	45,639	1,873,937
	Nektar Therapeutics (a)	54,923	5,836,118
	Zogenix, Inc. (a)	56,442	2,260,502
			9,970,557
	Professional Services 0.3%
	WageWorks, Inc. (a)	27,499	1,242,955

	Road & Rail 1.3%
	Landstar System, Inc.	47,133	5,168,133

	Semiconductors & Semiconductor Equipment 3.8%
	Entegris, Inc.	165,707	5,766,603
	MKS Instruments, Inc.	36,729	4,247,709
	Silicon Laboratories, Inc. (a)	33,322	2,995,648
	Veeco Instruments, Inc. (a)	115,436	1,962,412
			14,972,372
	Software 11.3%
	Ellie Mae, Inc. (a)	20,914	1,922,833
	Guidewire Software, Inc. (a)	57,845	4,675,611
	Imperva, Inc. (a)	69,468	3,007,964
	Manhattan Associates, Inc. (a)	55,762	2,335,313
	Paylocity Holding Corp. (a)	47,948	2,456,376
	Pegasystems, Inc.	80,298	4,870,074
¤	PTC, Inc. (a)	82,903	6,467,263
¤	RealPage, Inc. (a)	120,515	6,206,523
	Tableau Software, Inc., Class A (a)	45,141	3,648,296
	Take-Two Interactive Software, Inc. (a)	47,005	4,596,149
	Ultimate Software Group, Inc. (a)	17,109	4,169,463
			44,355,865
	Specialty Retail 4.9%
	Burlington Stores, Inc. (a)	40,955	5,453,158
	Camping World Holdings, Inc., Class A	73,755	2,378,599
	Floor & Decor Holdings, Inc., Class A (a)	40,312	2,101,061
	Genesco, Inc. (a)	105,923	4,300,474
	MarineMax, Inc. (a)	142,021	2,762,308
	National Vision Holdings, Inc. (a)	64,189	2,073,947
			19,069,547
	Textiles, Apparel & Luxury Goods 1.1%
	Steven Madden, Ltd.	96,394	4,231,697

	Thrifts & Mortgage Finance 1.0%
	LendingTree, Inc. (a)	12,205	4,005,071

	Total Common Stocks (Cost $290,730,107)		390,449,864

	Principal Amount
Short-Term Investment 0.2%
Repurchase Agreement 0.2%
Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $699,213 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 11/30/20, with a Principal Amount of $725,000 and a Market Value of $714,512)	$699,156	699,156
Total Short-Term Investment (Cost $699,156)		699,156
Total Investments (Cost $291,429,263)	99.6%	391,149,020
Other Assets, Less Liabilities	0.4	1,450,714
Net Assets	100.0%	$392,599,734

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2018, the market value of securities loaned was $2,630,273 and the Fund received non-cash collateral in the amount of $2,700,562.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$390,449,864	$—	$—	$390,449,864
Short-Term Investment
Repurchase Agreement	—	699,156	—	699,156
Total Investments in Securities	$390,449,864	$699,156	$—	$391,149,020

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Emerging Markets Equity Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 93.8% †
	Argentina 0.4%
	Grupo Financiero Galicia S.A., ADR (Banks)	45,500	$2,992,080

	Brazil 4.9%
	Ambev S.A. (Beverages)	216,800	1,580,632
	Banco do Brasil S.A. (Banks)	205,600	2,555,171
	Banco Santander Brasil S.A. (Banks)	115,800	1,399,863
	Construtora Tenda S.A. (Household Durables) (a)	28,600	228,266
	Equatorial Energia S.A. (Electric Utilities)	90,000	1,949,144
	Hypera S.A. (Pharmaceuticals)	47,600	521,351
	JBS S.A. (Food Products)	385,700	1,092,337
	Lojas Renner S.A. (Multiline Retail)	220,000	2,288,994
	Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels) (a)	269,500	1,906,895
	Rumo S.A. (Road & Rail) (a)	670,000	2,668,676
	SLC Agricola S.A. (Food Products)	87,800	918,836
	TIM Participacoes S.A. (Wireless Telecommunication Services)	707,000	3,083,736
	Tupy S.A. (Auto Components)	9,800	50,374
¤	Vale S.A. (Metals & Mining)	784,575	10,031,020
	Via Varejo S.A. (Specialty Retail)	310,000	2,846,991
	Wiz Solucoes e Corretagem de Seguros S.A. (Insurance)	140,300	471,711
			33,593,997
	China 33.2%
	58.com, Inc., ADR (Internet Software & Services) (a)	46,000	3,673,560
	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	200,000	3,608,494
	Agricultural Bank of China, Ltd., Class H (Banks)	5,056,000	2,873,258
	Aier Eye Hospital Group Co., Ltd., Class A (Health Care Providers & Services)	379,902	2,415,862
	Air China, Ltd., Class H (Airlines)	1,260,000	1,605,474
¤	Alibaba Group Holding, Ltd., Sponsored ADR (Internet Software & Services) (a)	156,800	28,779,072
	Anhui Conch Cement Co., Ltd., Class H (Construction Materials)	1,179,000	6,422,182
	ANTA Sports Products, Ltd. (Textiles, Apparel & Luxury Goods)	400,000	2,018,310
	Autohome, Inc., ADR (Internet Software & Services)	10,600	910,964
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	8,100	1,807,839
	Bank of China, Ltd., Class H (Banks)	3,855,000	2,072,858
	Beijing Capital International Airport Co., Ltd., Class H (Transportation Infrastructure)	280,000	376,038
	Beijing Enterprises Holdings, Ltd. (Industrial Conglomerates)	103,000	538,089
	China Communications Construction Co., Ltd., Class H (Construction & Engineering)	975,000	1,001,319
	China Communications Services Corp., Ltd., Class H (Diversified Telecommunication Services)	3,594,000	2,147,750
¤	China Construction Bank Corp., Class H (Banks)	15,147,100	15,555,975
	China Everbright International, Ltd. (Commercial Services & Supplies)	1,840,000	2,578,952
	China Gas Holdings, Ltd. (Gas Utilities)	740,000	2,691,972
	China Life Insurance Co., Ltd., Class H (Insurance)	661,000	1,819,231
	China Lilang, Ltd. (Textiles, Apparel & Luxury Goods)	216,000	269,720
	China Lumena New Materials Corp. (Chemicals) (a)(b)(c)	260,000	0
	China Merchants Bank Co., Ltd., Class H (Banks)	1,130,000	4,629,053
	China Mobile, Ltd. (Wireless Telecommunication Services)	529,500	4,854,332
	China Molybdenum Co., Ltd., Class H (Metals & Mining)	3,797,565	2,864,571
	China Pacific Insurance Group Co., Ltd., Class H (Insurance)	271,000	1,213,745
	China Petroleum & Chemical Corp., Class H (Oil, Gas & Consumable Fuels)	6,042,000	5,304,356
	China Shenhua Energy Co., Ltd., Class H (Oil, Gas & Consumable Fuels)	195,000	484,509
	China Vanke Co., Ltd., Class H (Real Estate Management & Development)	218,300	995,794
	Chlitina Holding, Ltd. (Personal Products)	139,000	932,006
	Country Garden Holdings Co., Ltd. (Real Estate Management & Development)	1,963,000	4,041,982
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	1,750,000	4,649,185
	Dah Chong Hong Holdings, Ltd. (Distributors)	245,000	123,622
	Dongfeng Motor Group Co., Ltd., Class H (Automobiles)	1,688,000	1,959,402
	ENN Energy Holdings, Ltd. (Gas Utilities)	271,000	2,420,583
	Fosun International, Ltd. (Industrial Conglomerates)	1,025,000	2,220,269
	Geely Automobile Holdings, Ltd. (Automobiles)	980,000	2,822,066
	Great Wall Motor Co., Ltd., Class H (Automobiles)	1,153,500	1,156,711
	Guangzhou Automobile Group Co., Ltd., Class H (Automobiles)	956,000	1,761,404
	Haier Electronics Group Co., Ltd. (Household Durables)	640,000	2,279,263
	Haitian International Holdings, Ltd. (Machinery)	140,000	424,559
	Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Electronic Equipment, Instruments & Components)	329,379	2,172,581
	Hengan International Group Co., Ltd. (Personal Products)	165,500	1,533,081
¤	Industrial & Commercial Bank of China, Ltd., Class H (Banks)	10,649,000	9,131,804
	JNBY Design, Ltd. (Textiles, Apparel & Luxury Goods)	208,500	423,474
	Kweichow Moutai Co., Ltd., Class A (Beverages)	17,951	1,967,229
	Midea Group Co., Ltd., Class A (Household Durables)	189,846	1,668,624
	Minth Group, Ltd. (Auto Components)	300,000	1,366,564
	MMG, Ltd. (Metals & Mining) (a)	4,500,000	2,746,507
	PetroChina Co., Ltd., Class H (Oil, Gas & Consumable Fuels)	4,000,000	2,747,144
	PICC Property & Casualty Co., Ltd., Class H (Insurance)	1,302,000	2,279,452
¤	Ping An Insurance Group Co. of China, Ltd., Class H (Insurance)	980,500	9,969,725
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H (Pharmaceuticals)	450,000	2,763,709
	Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	5,003,000	1,478,942
	Silergy Corp. (Semiconductors & Semiconductor Equipment)	90,000	2,027,986
	Sino-Ocean Land Holdings, Ltd. (Real Estate Management & Development)	673,000	487,933
	Sinopec Shanghai Petrochemical Co., Ltd., Class H (Chemicals)	814,000	494,738
	Springland International Holdings, Ltd. (Food & Staples Retailing)	580,000	138,937
	Sunny Optical Technology Group Co., Ltd. (Electronic Equipment, Instruments & Components)	270,000	4,984,996
	TAL Education Group, ADR (Diversified Consumer Services)	85,000	3,152,650
¤	Tencent Holdings, Ltd. (Internet Software & Services)	649,200	33,882,166
	Tianneng Power International, Ltd. (Auto Components)	184,000	217,804
	Tingyi (Cayman Islands) Holding Corp. (Food Products)	484,000	1,003,997
	Want Want China Holdings, Ltd. (Food Products)	2,730,000	2,187,993
	Weibo Corp., Sponsored ADR (Internet Software & Services) (a)	34,000	4,064,360
	Weichai Power Co., Ltd., Class H (Machinery)	1,994,000	2,235,839
	Weiqiao Textile Co., Ltd., Class H (Textiles, Apparel & Luxury Goods)	205,000	104,483
	YY, Inc., ADR (Internet Software & Services) (a)	18,250	1,919,900
	Zhejiang Expressway Co., Ltd., Class H (Transportation Infrastructure)	384,000	391,919
	ZTE Corp., Class H (Communications Equipment)	700,000	2,278,881
			228,127,749
	Colombia 0.3%
	Ecopetrol S.A., Sponsored ADR (Oil, Gas & Consumable Fuels)	110,000	2,126,300

	Egypt 0.0% ‡
	Telecom Egypt Co. (Diversified Telecommunication Services)	273,902	192,803

	Greece 0.1%
	Aegean Airlines S.A. (Airlines)	2,515	27,635
	FF Group (Specialty Retail) (a)	41,279	804,541
			832,176
	Hong Kong 0.9%
	China Metal Recycling Holdings, Ltd. (Metals & Mining) (a)(b)(c)	75,000	0
	GCL-Poly Energy Holdings, Ltd. (Semiconductors & Semiconductor Equipment) (a)	7,486,000	925,240
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment, Instruments & Components)	128,500	586,982
	Lee & Man Paper Manufacturing, Ltd. (Paper & Forest Products)	271,000	286,257
	Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	48,000	71,803
	Shimao Property Holdings, Ltd. (Real Estate Management & Development)	1,523,500	4,309,512
	Texhong Textile Group, Ltd. (Textiles, Apparel & Luxury Goods)	107,500	150,673
			6,330,467
	Hungary 0.0% ‡
	Magyar Telekom Telecommunications PLC (Diversified Telecommunication Services)	96,143	171,758

	India 7.3%
	Adani Ports & Special Economic Zone, Ltd. (Transportation Infrastructure)	400,000	2,183,322
	Cox & Kings, Ltd. (Hotels, Restaurants & Leisure)	15,130	52,868
	DCM Shriram, Ltd. (Chemicals)	55,326	360,517
	GAIL India, Ltd (Gas Utilities) (c)	65,212	329,951
	GAIL India, Ltd. (Gas Utilities)	195,636	989,853
	Hindustan Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	414,625	2,179,236
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	19,534	545,392
	Indiabulls Housing Finance, Ltd. (Thrifts & Mortgage Finance)	130,000	2,468,481
	Indian Bank (Banks)	216,639	990,827
	Indian Oil Corp., Ltd. (Oil, Gas & Consumable Fuels)	488,926	1,326,483
	Infibeam InCorp., Ltd. (Internet & Direct Marketing Retail)	424,771	966,163
	Infosys, Ltd. (IT Services)	211,932	3,704,327
	Just Dial, Ltd. (Internet Software & Services) (a)	137,767	931,308
	Larsen & Toubro Infotech, Ltd. (IT Services) (d)	23,145	474,865
	Larsen & Toubro, Ltd. (Construction & Engineering)	120,000	2,410,057
	Motherson Sumi Systems, Ltd. (Auto Components)	400,000	1,906,727
	Mphasis, Ltd. (IT Services)	22,466	286,587
	NIIT Technologies, Ltd. (Software)	70,229	930,332
	Oil & Natural Gas Corp., Ltd. (Oil, Gas & Consumable Fuels)	227,311	619,669
	Oil India, Ltd. (Oil, Gas & Consumable Fuels) (c)	125,000	417,997
	Oil India, Ltd. (Oil, Gas & Consumable Fuels)	250,000	835,995
	Petronet LNG, Ltd. (Oil, Gas & Consumable Fuels)	620,000	2,186,864
	Power Finance Corp., Ltd. (Diversified Financial Services)	784,896	1,025,922
	Rain Industries, Ltd. (Chemicals)	96,762	557,087
	Reliance Industries, Ltd. (Oil, Gas & Consumable Fuels)	330,955	4,473,510
	Rural Electrification Corp., Ltd. (Diversified Financial Services)	543,905	1,036,161
	Shree Cement, Ltd. (Construction Materials)	7,500	1,851,378
	Tata Motors, Ltd., Class A (Automobiles) (a)	263,859	740,946
	Tata Steel, Ltd. (Metals & Mining)	205,967	1,802,085
	Tech Mahindra, Ltd. (IT Services)	231,145	2,257,875
	Vakrangee, Ltd. (IT Services)	860,848	2,921,554
	Vedanta, Ltd. (Metals & Mining)	1,053,391	4,506,917
	Yes Bank, Ltd. (Banks)	430,000	2,017,756
			50,289,012
	Indonesia 1.7%
	PT Bank Negara Indonesia Persero Tbk (Banks)	2,773,100	1,747,350
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	17,300,000	4,523,697
	PT Indo Tambangraya Megah Tbk (Oil, Gas & Consumable Fuels)	123,000	254,621
	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	1,050,000	2,440,530
	PT Waskita Karya Persero Tbk (Construction & Engineering)	13,405,200	2,405,001
			11,371,199
	Malaysia 1.4%
	AirAsia BHD (Airlines)	2,023,000	2,071,117
	CIMB Group Holdings BHD (Banks)	1,720,000	3,183,868
	My EG Services BHD (IT Services)	3,600,000	2,643,226
	PPB Group BHD (Food Products)	114,400	566,085
	Supermax Corp. BHD (Health Care Equipment & Supplies)	1,466,000	970,258
			9,434,554
	Mexico 1.6%
	Alfa S.A.B. de C.V., Class A (Industrial Conglomerates)	843,100	1,080,541
	America Movil S.A.B. de C.V., Series L (Wireless Telecommunication Services)	803,200	762,112
	Grupo Financiero Banorte S.A.B. de C.V., Class O (Banks)	370,000	2,244,016
	Grupo Mexico S.A.B. de C.V., Series B (Metals & Mining)	720,700	2,404,712
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure)	238,100	448,435
	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Consumer Finance)	480,000	1,623,762
	Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	886,500	2,243,069
			10,806,647
	Peru 0.4%
	Credicorp, Ltd. (Banks)	11,000	2,497,440

	Philippines 0.4%
	Ayala Land, Inc. (Real Estate Management & Development)	2,500,000	1,969,240
	East West Banking Corp. (Banks)	296,250	107,309
	GT Capital Holdings, Inc. (Diversified Financial Services)	32,000	716,937
			2,793,486
	Poland 0.9%
	Alior Bank S.A. (Banks) (a)	140,000	3,008,048
	CD Projekt S.A. (Software)	56,000	1,789,697
	Enea S.A. (Electric Utilities)	21,814	58,754
	Energa S.A. (Electric Utilities)	90,487	254,558
	Grupa Lotos S.A. (Oil, Gas & Consumable Fuels)	34,459	531,509
	Polskie Gornictwo Naftowe i Gazownictwo S.A. (Oil, Gas & Consumable Fuels)	361,337	596,396
	Tauron Polska Energia S.A. (Electric Utilities) (a)	365,206	259,250
			6,498,212
	Republic of Korea 14.7%
	BGF retail Co., Ltd. (Food & Staples Retailing)	4,083	584,161
	CJ O Shopping Co., Ltd. (Internet & Direct Marketing Retail)	1,987	416,638
	Cosmax, Inc. (Personal Products)	23,000	2,966,976
	Daishin Securities Co., Ltd. (Capital Markets)	65,964	832,363
	DGB Financial Group, Inc. (Banks)	129,350	1,413,761
	Dongwon Industries Co., Ltd. (Food Products)	2,950	831,668
	Eugene Corp. (Construction Materials)	27,587	152,700
	F&F Co., Ltd. (Textiles, Apparel & Luxury Goods)	20,027	760,947
	H.S. Industries Co., Ltd. (Textiles, Apparel & Luxury Goods)	59,318	467,465
	Hana Financial Group, Inc. (Banks)	62,726	2,683,465
	Hana Tour Service, Inc. (Hotels, Restaurants & Leisure)	4,000	448,447
	Hanwha Corp. (Industrial Conglomerates)	57,333	2,116,572
	Hotel Shilla Co., Ltd. (Specialty Retail)	32,000	2,761,985
	Huons Co., Ltd. (Pharmaceuticals)	7,384	745,397
	Hyundai Development Co.-Engineering & Construction (Construction & Engineering)	39,824	1,416,014
	Hyundai Marine & Fire Insurance Co., Ltd. (Insurance)	46,993	1,730,439
	InBody Co., Ltd. (Health Care Equipment & Supplies)	83,722	3,974,419
	Industrial Bank of Korea (Banks)	147,311	2,155,973
	KB Financial Group, Inc. (Banks)	112,050	6,475,542
	KGInicis Co., Ltd. (IT Services)	22,362	439,520
	Koh Young Technology, Inc. (Semiconductors & Semiconductor Equipment)	31,000	2,914,157
	Korea Investment Holdings Co., Ltd. (Capital Markets)	37,000	2,867,248
	Korea Zinc Co., Ltd. (Metals & Mining)	4,900	2,215,780
	LF Corp. (Textiles, Apparel & Luxury Goods)	40,474	1,008,148
	LG Corp. (Industrial Conglomerates)	29,762	2,426,417
	LG Electronics, Inc. (Household Durables)	25,432	2,600,702
	LG Household & Health Care, Ltd. (Personal Products)	1,750	1,957,032
	Lotte Chemical Corp. (Chemicals)	4,630	1,880,842
	NAVER Corp. (Internet Software & Services)	2,600	1,917,253
	POSCO (Metals & Mining)	15,332	4,847,438
	PSK, Inc. (Semiconductors & Semiconductor Equipment)	8,608	204,722
	S-Oil Corp. (Oil, Gas & Consumable Fuels)	21,000	2,354,348
	Samchully Co., Ltd. (Gas Utilities)	1,454	153,462
	Samsung Biologics Co., Ltd. (Life Sciences Tools & Services) (a)(d)	5,400	2,462,145
¤	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	10,635	24,464,790
	Samsung Engineering Co., Ltd. (Construction & Engineering) (a)	160,000	2,776,996
	Shinhan Financial Group Co., Ltd. (Banks)	5,170	218,994
	Sillajen, Inc. (Biotechnology) (a)	10,769	1,082,053
	SK hynix, Inc. (Semiconductors & Semiconductor Equipment)	88,950	6,701,084
	SK Telecom Co., Ltd. (Wireless Telecommunication Services)	10,077	2,174,416
			100,602,479
	Russia 4.4%
	Alrosa PJSC (Metals & Mining) (a)(c)	330,000	525,393
	Gazprom PAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	718,911	3,544,231
	Gazprom PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	180,000	875,880
	LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	29,380	2,033,684
	Magnitogorsk Iron & Steel Works PJSC, Registered, Sponsored GDR (Metals & Mining)	28,772	285,994
	MMC Norilsk Nickel PJSC, ADR (Food Products)	137,504	2,571,325
	Mobile TeleSystems PJSC, Sponsored ADR (Wireless Telecommunication Services)	200,300	2,281,417
	Sberbank Of Russia PJSC, Sponsored ADR (Banks)	255,362	4,762,501
	Severstal PJSC, Registered, GDR (Metals & Mining)	24,658	372,089
	Tatneft PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	23,004	1,477,547
	Tatneft PJSC (Oil, Gas & Consumable Fuels) (a)	380,000	4,058,198
	United Co. Rusal PLC (Metals & Mining)	4,300,000	2,597,045
	Yandex N.V., Class A (Internet Software & Services) (a)	115,000	4,536,750
			29,922,054
	Singapore 0.1%
	IGG, Inc. (Software) (e)	615,000	841,612

	South Africa 5.6%
	Ascendis Health, Ltd. (Pharmaceuticals)	482,002	403,475
	Astral Foods, Ltd. (Food Products)	37,099	980,282
	Barclays Africa Group, Ltd. (Banks)	160,452	2,571,027
	Blue Label Telecoms, Ltd. (Commercial Services & Supplies)	446,440	486,460
	Capitec Bank Holdings, Ltd. (Banks)	35,000	2,572,772
	Coronation Fund Managers, Ltd. (Capital Markets)	240,000	1,636,794
	Discovery, Ltd. (Insurance)	137,000	1,973,054
	EOH Holdings, Ltd. (IT Services)	175,898	638,886
	Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	223,460	2,057,219
	FirstRand, Ltd. (Diversified Financial Services)	114,584	647,507
	Kumba Iron Ore, Ltd. (Metals & Mining)	3,663	87,578
	Liberty Holdings, Ltd. (Insurance)	97,543	1,034,444
¤	Naspers, Ltd., Class N (Media)	65,829	16,079,986
	Nedbank Group, Ltd. (Banks)	53,407	1,288,129
	Pick N Pay Stores, Ltd. (Food & Staples Retailing)	270,000	1,563,155
	RMB Holdings, Ltd. (Diversified Financial Services)	79,977	521,189
	Sanlam, Ltd. (Insurance)	54,555	393,077
	Standard Bank Group, Ltd. (Banks)	179,347	3,312,816
			38,247,850
	Taiwan 10.3%
	Accton Technology Corp. (Communications Equipment)	700,000	2,280,756
	Airtac International Group (Machinery)	146,000	2,598,827
	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	371,000	479,703
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	100,000	3,117,605
	Chailease Holding Co., Ltd. (Diversified Financial Services)	640,000	2,195,013
	China Airlines, Ltd. (Airlines) (a)	305,000	111,405
	China Life Insurance Co., Ltd. (Insurance)	1,250,000	1,296,858
	Chunghwa Telecom Co., Ltd. (Diversified Telecommunication Services)	265,000	1,013,393
	CTBC Financial Holding Co., Ltd. (Banks)	2,853,000	2,045,056
	E.Sun Financial Holding Co., Ltd. (Banks)	503	338
	Ennoconn Corp. (Technology Hardware, Storage & Peripherals)	175,000	2,874,953
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	80,000	88,075
	Globalwafers Co., Ltd. (Semiconductors & Semiconductor Equipment)	348,000	5,532,051
	Grand Pacific Petrochemical (Chemicals)	958,000	1,002,126
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	290,115	895,509
	Lien Hwa Industrial Corp. (Food Products)	771,850	992,708
	Lite-On Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	115,000	166,049
	Long Chen Paper Co., Ltd. (Paper & Forest Products)	337,000	379,106
	Macronix International Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	461,000	776,318
	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	678,000	2,146,291
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	1,283,000	1,702,922
	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	383,000	939,208
	Shin Kong Financial Holding Co., Ltd. (Insurance)	386,000	146,287
	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	382,000	569,915
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	3,223,000	26,971,636
	TCI Co., Ltd. (Personal Products)	51,000	715,403
	Walsin Lihwa Corp. (Electrical Equipment)	1,621,000	989,601
	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	230,000	2,469,047
	Wistron Corp. (Technology Hardware, Storage & Peripherals)	648,000	554,502
	Yageo Corp. (Electronic Equipment, Instruments & Components)	131,683	2,348,498
	Yuanta Financial Holding Co., Ltd. (Capital Markets)	4,796,000	2,195,926
	Zhen Ding Technology Holding, Ltd. (Electronic Equipment, Instruments & Components)	516,000	1,235,271
			70,830,356
	Thailand 3.0%
	Advanced Info Service PCL, NVDR (Wireless Telecommunication Services)	48,600	320,166
	Bangkok Bank PCL, NVDR (Banks)	93,000	588,871
	CP ALL PCL, NVDR (Food & Staples Retailing)	1,300,000	3,627,279
	Electricity Generating PCL, NVDR (Independent Power & Renewable Electricity Producers)	269,700	1,975,098
	Krung Thai Bank PCL, NVDR (Banks)	286,100	173,838
	PTT Exploration & Production PCL, NVDR (Oil, Gas & Consumable Fuels)	597,500	2,187,840
	PTT Global Chemical PCL, NVDR (Chemicals)	745,800	2,259,819
	PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	107,700	1,887,419
	RS PCL, NVDR (Media) (a)	268,700	249,194
	SPCG PCL, NVDR (Independent Power & Renewable Electricity Producers)	22,900	16,038
	Srisawad Corp. PCL, NVDR (Consumer Finance)	1,700,260	3,316,785
	Thai Oil PCL, NVDR (Oil, Gas & Consumable Fuels)	700,400	2,032,661
	Thanachart Capital PCL, NVDR (Banks)	531,200	883,351
	Tisco Financial Group PCL, NVDR (Banks)	336,600	947,259
	Vinythai PCL, NVDR (Food Products)	187,100	198,947
			20,664,565
	Turkey 1.5%
	Ford Otomotiv Sanayi A.S. (Automobiles)	31,418	488,555
	Haci Omer Sabanci Holding A.S. (Diversified Financial Services)	125,187	332,537
	TAV Havalimanlari Holding A.S. (Transportation Infrastructure)	21,384	128,240
	Turk Hava Yollari AO (Airlines) (a)	699,962	3,443,658
	Turkiye Garanti Bankasi A.S. (Banks)	1,120,000	3,094,315
	Turkiye Is Bankasi A.S., Class C (Banks)	813,652	1,470,443
	Turkiye Vakiflar Bankasi TAO, Class D (Banks)	709,591	1,169,072
			10,126,820
	United Arab Emirates 0.7%
	NMC Health PLC (Health Care Providers & Services)	97,000	4,627,096

	Total Common Stocks (Cost $548,527,638)		643,920,712
	Preferred Stocks 5.2%
	Brazil 3.5%
	Banco Bradesco S.A. 3.47% (Banks)	11,390	136,275
	Banco do Estado do Rio Grande do Sul S.A. 6.84% Class B (Banks)	150,500	924,029
	Cia de Saneamento do Parana 0.662% (Water Utilities)	63,500	208,304
	Cia Paranaense de Energia 12.70% Class B (Electric Utilities)	121,300	958,217
¤	Itau Unibanco Holding S.A. 3.27% (Banks)	659,830	10,254,851
	Itausa - Investimentos Itau S.A. 4.09% (Banks)	721,300	3,012,836
	Metalurgica Gerdau S.A. 0.02% (Metals & Mining)	257,300	556,459
	Petroleo Brasileiro S.A. 0.00% (Oil, Gas & Consumable Fuels) (a)	1,103,400	7,155,581
	Telefonica Brasil S.A. 5.31% (Diversified Telecommunication Services)	62,800	958,706
			24,165,258
	Republic of Korea 1.7%
	Hyundai Motor Co. 3.94% (Automobiles)	10,076	815,797
	LG Chem, Ltd. 1.96% (Chemicals)	13,484	2,726,149
¤	Samsung Electronics Co., Ltd. 1.37% (Technology Hardware, Storage & Peripherals)	4,031	7,658,106
			11,200,052
	Total Preferred Stocks (Cost $29,731,986)		35,365,310

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $408,575 (Collateralized by a United States Treasury Note with a rate of 2.375% and a maturity date of 8/15/24, with a Principal Amount of $425,000 and a Market Value of $418,254)	$408,542	408,542
Total Short-Term Investment (Cost $408,542)		408,542
Total Investments (Cost $578,668,166)	99.1%	679,694,564
Other Assets, Less Liabilities	0.9	6,488,521
Net Assets	100.0%	$686,183,085

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Illiquid security - As of March 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Portfolio's net assets.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, the total market value of fair valued securities was $1,273,341, which represented 0.2% of the Portfolio's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	All or a portion of this security was held on loan. As of March 31, 2018, the market value of securities loaned was $658,209 and the Fund received non-cash collateral in the amount of $697,418.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$642,647,371	$1,273,341	$0	$643,920,712
Preferred Stocks	35,365,310	—	—	35,365,310
Short-Term Investment
Repurchase Agreement	—	408,542	—	408,542
Total Investments in Securities	$678,012,681	$1,681,883	$—	$679,694,564

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The Level 3 securities valued at $0 and $0 are held in China and Hong Kong, respectively, within the Common Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Common Stocks
China	$0	$-	$-	$-	$-	$-	$-	$-	$0	$-
Hong Kong	0	-	-	-	-	-	-	-	0	-
Total	$0	$-	$-	$-	$-	$-	$-	$-	$0	$-

MainStay VP Epoch U.S. Equity Yield Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 97.7% †
	Aerospace & Defense 5.4%
	Boeing Co.	47,913	$15,709,714
	General Dynamics Corp.	46,388	10,247,109
	Lockheed Martin Corp.	54,506	18,419,213
	Raytheon Co.	50,447	10,887,471
	United Technologies Corp.	87,558	11,016,548
			66,280,055
	Air Freight & Logistics 0.8%
	United Parcel Service, Inc., Class B	94,873	9,929,408

	Automobiles 0.6%
	Dong Energy A/S	329,582	6,995,378

	Banks 3.2%
	Commonwealth Bank of Australia, Sponsored ADR	111,236	6,214,755
	M&T Bank Corp.	41,169	7,589,917
	People's United Financial, Inc.	462,144	8,623,607
	U.S. Bancorp	206,428	10,424,614
	Wells Fargo & Co.	119,838	6,280,710
			39,133,603
	Beverages 2.8%
	Coca-Cola Co.	152,501	6,623,118
	Coca-Cola European Partners PLC	236,580	9,855,923
	Molson Coors Brewing Co., Class B	109,592	8,255,565
	PepsiCo., Inc.	86,978	9,493,649
			34,228,255
	Biotechnology 2.0%
	AbbVie, Inc.	165,725	15,685,871
	Amgen, Inc.	52,186	8,896,670
			24,582,541
	Capital Markets 2.6%
	BlackRock, Inc.	29,572	16,019,744
	CME Group, Inc.	95,676	15,474,636
			31,494,380
	Chemicals 1.9%
	DowDuPont, Inc.	245,858	15,663,613
	Nutrien, Ltd.	161,199	7,618,265
			23,281,878
	Commercial Services & Supplies 2.6%
	Deluxe Corp.	122,349	9,055,049
	Republic Services, Inc.	151,227	10,015,764
	Waste Management, Inc.	160,039	13,462,481
			32,533,294
	Communications Equipment 1.6%
	Cisco Systems, Inc.	456,345	19,572,637

	Containers & Packaging 0.8%
	Bemis Co., Inc.	238,900	10,396,928

	Distributors 0.8%
	Genuine Parts Co.	113,651	10,210,406

	Diversified Telecommunication Services 3.7%
	AT&T, Inc.	548,542	19,555,522
	CenturyLink, Inc.	386,852	6,355,979
¤	Verizon Communications, Inc.	416,915	19,936,875
			45,848,376
	Electric Utilities 9.1%
	American Electric Power Co., Inc.	193,671	13,283,894
¤	Duke Energy Corp.	273,691	21,202,842
	Entergy Corp.	222,084	17,495,777
	Eversource Energy	206,310	12,155,785
	FirstEnergy Corp.	284,288	9,668,635
	Great Plains Energy, Inc.	253,976	8,073,897
	Pinnacle West Capital Corp.	117,311	9,361,418
	PPL Corp.	443,082	12,534,790
	Southern Co.	201,209	8,985,994
			112,763,032
	Electrical Equipment 2.3%
	Eaton Corp. PLC	178,595	14,271,526
	Emerson Electric Co.	212,806	14,534,650
			28,806,176
	Equity Real Estate Investment Trusts 2.9%
	Iron Mountain, Inc.	367,628	12,080,256
	Public Storage	39,430	7,901,378
	Welltower, Inc.	284,128	15,465,087
			35,446,721
	Food & Staples Retailing 1.4%
	CVS Health Corp.	96,255	5,988,023
	Walmart, Inc.	131,903	11,735,410
			17,723,433
	Food Products 1.9%
	Campbell Soup Co.	224,403	9,718,894
	Kraft Heinz Co.	212,806	13,255,686
			22,974,580
	Health Care Equipment & Supplies 0.7%
	Medtronic PLC	104,373	8,372,802

	Health Care Providers & Services 0.7%
	UnitedHealth Group, Inc.	40,589	8,686,046

	Hotels, Restaurants & Leisure 2.7%
	Brinker International, Inc.	189,612	6,844,993
	Las Vegas Sands Corp.	192,479	13,839,240
	McDonald's Corp.	78,860	12,332,127
			33,016,360
	Household Durables 0.7%
	Leggett & Platt, Inc.	180,488	8,006,448

	Household Products 3.3%
	Colgate-Palmolive Co.	89,297	6,400,809
	Kimberly-Clark Corp.	172,796	19,030,024
	Procter & Gamble Co.	189,612	15,032,439
			40,463,272
	Industrial Conglomerates 2.6%
¤	3M Co.	103,794	22,784,859
	Honeywell International, Inc.	65,523	9,468,729
			32,253,588
	Insurance 5.1%
	Allianz S.E., Sponsored ADR	518,905	11,773,954
¤	Arthur J. Gallagher & Co.	307,323	21,122,310
	Marsh & McLennan Cos., Inc.	111,332	9,194,910
	MetLife, Inc.	270,491	12,412,832
	Travelers Cos., Inc.	61,464	8,534,891
			63,038,897
	IT Services 1.5%
	Automatic Data Processing, Inc.	59,725	6,777,593
	Paychex, Inc.	193,671	11,928,197
			18,705,790
	Media 0.5%
	Time Warner, Inc.	68,422	6,471,353

	Metals & Mining 0.6%
	Reliance Steel & Aluminum Co.	89,877	7,706,054

	Multi-Utilities 6.9%
¤	Ameren Corp.	367,628	20,818,774
	Black Hills Corp.	153,257	8,321,855
	CMS Energy Corp.	214,631	9,720,638
	Dominion Energy, Inc.	191,654	12,923,229
	NiSource, Inc.	349,652	8,360,179
	Vectren Corp.	109,216	6,981,087
	WEC Energy Group, Inc.	295,239	18,511,485
			85,637,247
	Oil, Gas & Consumable Fuels 6.0%
	Enterprise Products Partners, L.P.	605,368	14,819,409
	Exxon Mobil Corp.	173,376	12,935,583
	Magellan Midstream Partners, L.P.	149,022	8,695,434
	Occidental Petroleum Corp.	240,639	15,631,909
¤	Royal Dutch Shell PLC, Class A, Sponsored ADR	336,315	21,460,260
			73,542,595
	Pharmaceuticals 4.2%
	Johnson & Johnson	143,804	18,428,483
	Merck & Co., Inc.	238,320	12,981,290
¤	Pfizer, Inc.	561,299	19,920,502
			51,330,275
	Semiconductors & Semiconductor Equipment 5.8%
	Analog Devices, Inc.	135,106	12,312,210
	Intel Corp.	229,622	11,958,714
	Maxim Integrated Products, Inc.	157,140	9,462,971
	Microchip Technology, Inc.	80,019	7,310,536
	QUALCOMM, Inc.	151,921	8,417,942
¤	Texas Instruments, Inc.	207,008	21,506,061
			70,968,434
	Software 2.1%
	Microsoft Corp.	213,224	19,460,954
	Oracle Corp.	142,064	6,499,428
			25,960,382
	Specialty Retail 0.9%
	Home Depot, Inc.	63,784	11,368,860

	Technology Hardware, Storage & Peripherals 0.8%
	Apple, Inc.	61,464	10,312,430

	Tobacco 4.9%
¤	Altria Group, Inc.	342,416	21,339,365
¤	British American Tobacco PLC, Sponsored ADR	341,735	19,714,692
	Philip Morris International, Inc.	197,150	19,596,710
			60,650,767
	Wireless Telecommunication Services 1.3%
	Vodafone Group PLC, Sponsored ADR	570,577	15,873,452

	Total Common Stocks (Cost $1,164,001,686)		1,204,566,133

	Principal Amount
Short-Term Investment 2.6%
Repurchase Agreement 2.6%
Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $32,179,447 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 10/31/20, with a Principal Amount of $33,115,000, and a Market Value of $32,823,058)	$32,176,801	32,176,801
Total Short-Term Investment (Cost $32,176,801)		32,176,801
Total Investments (Cost $1,196,178,487)	100.3%	1,236,742,934
Other Assets, Less Liabilities	(0.3)	(3,481,940)
Net Assets	100.0%	$1,233,260,994

†	Percentages indicated are based on Portfolio net assets.

¤	Among the Portfolio's 10 largest holdings, as of March 31, 2018, excluding short-term investment. May be subject to change daily.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,204,566,133	$—	$—	$1,204,566,133
Short-Term Investment
Repurchase Agreement	—	32,176,801	—	32,176,801
Total Investments in Securities	$1,204,566,133	$32,176,801	$—	$1,236,742,934

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Epoch U.S. Small Cap Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 97.5% †
	Aerospace & Defense 1.6%
	Hexcel Corp.	118,267	$7,638,866

	Auto Components 3.1%
	Dorman Products, Inc. (a)	87,064	5,764,508
	LCI Industries	85,055	8,858,478
			14,622,986
	Banks 12.4%
¤	Bank of Hawaii Corp.	136,088	11,308,913
	Bank of The Ozarks, Inc.	148,725	7,178,956
	Eagle Bancorp, Inc. (a)	117,943	7,058,889
	Horizon Bancorp	209,478	6,286,435
	LegacyTexas Financial Group, Inc.	129,445	5,542,835
	Signature Bank (a)	48,278	6,853,062
¤	Texas Capital Bancshares, Inc. (a)	121,345	10,908,915
	Western Alliance Bancorp (a)	63,993	3,718,633
			58,856,638
	Building Products 3.3%
	American Woodmark Corp. (a)	27,707	2,727,754
	Insteel Industries, Inc.	108,586	3,000,231
¤	JELD-WEN Holding, Inc. (a)	320,779	9,822,253
			15,550,238
	Capital Markets 4.7%
	Artisan Partners Asset Management, Inc., Class A	89,753	2,988,775
	Diamond Hill Investment Group, Inc.	36,093	7,455,370
	Morningstar, Inc.	79,064	7,552,193
	Pzena Investment Management, Inc., Class A	408,967	4,551,803
			22,548,141
	Chemicals 1.5%
	Valvoline, Inc.	318,673	7,052,233

	Commercial Services & Supplies 4.7%
	Casella Waste Systems, Inc., Class A (a)	380,561	8,897,516
	Knoll, Inc.	267,316	5,397,110
	US Ecology, Inc.	153,261	8,168,812
			22,463,438
	Communications Equipment 0.9%
	Harmonic, Inc. (a)	1,114,141	4,233,736

	Construction Materials 2.1%
¤	Summit Materials, Inc., Class A (a)	335,846	10,169,417

	Electronic Equipment, Instruments & Components 2.8%
	Coherent, Inc. (a)	41,640	7,803,336
	Universal Display Corp.	40,016	4,041,616
	VeriFone Systems, Inc. (a)	93,892	1,444,059
			13,289,011
	Energy Equipment & Services 3.2%
	Core Laboratories N.V.	35,966	3,892,240
	Newpark Resources, Inc. (a)	510,978	4,138,922
	Oil States International, Inc. (a)	280,439	7,347,502
			15,378,664
	Equity Real Estate Investment Trusts 4.0%
	CubeSmart	190,847	5,381,885
	GEO Group, Inc.	353,991	7,246,196
	Physicians Realty Trust	415,231	6,465,147
			19,093,228
	Food Products 1.4%
	B&G Foods, Inc. (b)	291,617	6,911,323

	Health Care Equipment & Supplies 2.7%
	CONMED Corp.	7,250	459,143
	LeMaitre Vascular, Inc.	207,210	7,507,218
	LivaNova PLC (a)	57,027	5,046,889
			13,013,250
	Health Care Providers & Services 4.0%
¤	Encompass Health Corp.	159,903	9,141,655
	Molina Healthcare, Inc. (a)	70,452	5,719,293
	Universal Health Services, Inc., Class B	33,698	3,990,180
			18,851,128
	Hotels, Restaurants & Leisure 9.4%
	Cedar Fair, L.P.	132,686	8,475,982
	Cheesecake Factory, Inc.	142,406	6,866,817
¤	Eldorado Resorts, Inc. (a)	270,556	8,928,348
	Extended Stay America, Inc.	386,428	7,639,681
	Papa John's International, Inc.	152,613	8,744,725
	Red Rock Resorts, Inc., Class A	141,421	4,140,807
			44,796,360
	Household Durables 1.8%
	LGI Homes, Inc. (a)	121,585	8,580,253

	Household Products 1.3%
	Central Garden & Pet Co., Class A (a)	158,121	6,263,173

	Independent Power & Renewable Electricity Producers 0.6%
	Algonquin Power & Utilities Corp. (b)	296,314	2,939,435

	Insurance 1.0%
	ProAssurance Corp.	93,641	4,546,271

	Internet & Direct Marketing Retail 0.9%
	TripAdvisor, Inc. (a)	102,489	4,190,775

	Internet Software & Services 1.2%
	Stamps.com, Inc. (a)	29,686	5,968,370

	IT Services 1.4%
	Sabre Corp.	317,377	6,807,737

	Leisure Products 1.6%
	Brunswick Corp.	129,121	7,668,496

	Life Sciences Tools & Services 2.7%
	Bio-Rad Laboratories, Inc., Class A (a)	17,983	4,497,188
	Bio-Techne Corp.	55,245	8,344,205
			12,841,393
	Machinery 6.9%
	Alamo Group, Inc.	45,353	4,984,295
	John Bean Technologies Corp.	75,820	8,597,988
	Kadant, Inc.	54,759	5,174,726
	Timken Co.	106,202	4,842,811
¤	Woodward, Inc.	127,490	9,135,933
			32,735,753
	Metals & Mining 1.9%
¤	Compass Minerals International, Inc.	150,831	9,095,109

	Multi-Utilities 0.5%
	Black Hills Corp.	46,010	2,498,343

	Pharmaceuticals 1.1%
	Pacira Pharmaceuticals, Inc. (a)	167,356	5,213,139

	Real Estate Management & Development 1.8%
	Howard Hughes Corp. (a)	63,021	8,768,112

	Road & Rail 1.9%
¤	Genesee & Wyoming, Inc., Class A (a)	126,205	8,934,052

	Semiconductors & Semiconductor Equipment 4.5%
	Cypress Semiconductor Corp.	351,885	5,967,970
	Ichor Holdings, Ltd. (a)	102,145	2,472,930
¤	Inphi Corp. (a)	307,494	9,255,569
	Marvell Technology Group, Ltd.	167,842	3,524,682
			21,221,151
	Software 2.1%
	PTC, Inc. (a)	78,898	6,154,833
	QAD, Inc., Class A	87,172	3,630,714
			9,785,547
	Textiles, Apparel & Luxury Goods 1.5%
	Carter's, Inc.	70,798	7,370,072

	Thrifts & Mortgage Finance 1.0%
	Hingham Institution For Savings	22,843	4,705,658

	Total Common Stocks (Cost $431,068,706)		464,601,496

	Principal Amount
Short-Term Investment 2.2%
Repurchase Agreement 2.2%
Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $10,279,168 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 10/31/20, with a Principal Amount of $10,580,000 and a Market Value of $10,486,727)	$10,278,323	10,278,323
Total Short-Term Investment (Cost $10,278,323)		10,278,323
Total Investments (Cost $441,347,029)	99.7%	474,879,819
Other Assets, Less Liabilities	0.3	1,494,273
Net Assets	100.0%	$476,374,092

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2018, the market value of securities loaned was $9,752,222 and the Fund received non-cash collateral in the amount of $10,007,813.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$464,601,496	$—	$—	$464,601,496
Short-Term Investment
Repurchase Agreement	—	10,278,323	—	10,278,323
Total Investments in Securities	$464,601,496	$10,278,323	$—	$474,879,819

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Floating Rate Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 96.7% †
	Corporate Bonds 3.6%
	Auto Manufacturers 0.1%
	Cooper-Standard Automotive, Inc. 5.625%, due 11/15/26 (a)	$400,000	$399,000
	Delphi Technologies PLC 5.00%, due 10/1/25 (a)	800,000	767,000
			1,166,000
	Automobile 0.1%
	Goodyear Tire & Rubber Co. 4.875%, due 3/15/27	750,000	721,478

	Buildings & Real Estate 0.1%
	Jeld-Wen, Inc. (a)
	4.625%, due 12/15/25	250,000	238,125
	4.875%, due 12/15/27	330,000	311,850
			549,975
	Chemicals, Plastics & Rubber 0.6%
	Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.25%, due 2/1/25 (a)	400,000	405,000
	Koppers, Inc. 6.00%, due 2/15/25 (a)	500,000	510,850
	Platform Specialty Products Corp. (a)
	5.875%, due 12/1/25	1,200,000	1,173,000
	6.50%, due 2/1/22	1,500,000	1,524,375
	Versum Materials, Inc. 5.50%, due 9/30/24 (a)	1,050,000	1,084,125
			4,697,350
	Commercial Services 0.3%
	Hertz Corp. 7.625%, due 6/1/22 (a)	2,000,000	2,030,000
	KAR Auction Services, Inc. 5.125%, due 6/1/25 (a)	350,000	348,250
	Wrangler Buyer Corp. 6.00%, due 10/1/25 (a)	250,000	245,625
			2,623,875
	Containers, Packaging & Glass 0.3%
	ARD Finance S.A. 7.125% (7.875% PIK), due 9/15/23 (b)	670,000	694,287
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.25%, due 5/15/24 (a)	600,000	638,250
	Greif, Inc. 7.75%, due 8/1/19	650,000	680,875
	Plastipak Holdings, Inc. 6.25%, due 10/15/25 (a)	220,000	219,450
			2,232,862
	Diversified/Conglomerate Manufacturing 0.3%
	Acco Brands Corp. 5.25%, due 12/15/24 (a)	1,880,000	1,889,400
	Scotts Miracle-Gro Co. 5.25%, due 12/15/26	200,000	198,250
			2,087,650
	Ecological 0.1%
	Advanced Disposal Services, Inc. 5.625%, due 11/15/24 (a)	800,000	808,000

	Healthcare, Education & Childcare 0.2%
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (a)	170,000	175,525
¤	Valeant Pharmaceuticals International, Inc. (a)
	5.50%, due 11/1/25	300,000	292,050
	6.50%, due 3/15/22	1,000,000	1,032,500
			1,500,075
	Hotels, Motels, Inns & Gaming 0.2%
	Pinnacle Entertainment, Inc. 5.625%, due 5/1/24	1,250,000	1,306,250

	Insurance 0.1%
	Acrisure, LLC / Acrisure Finance, Inc. 7.00%, due 11/15/25 (a)	970,000	931,200

	Machinery 0.0% ‡
	RBS Global, Inc. / Rexnord LLC 4.875%, due 12/15/25 (a)	300,000	291,000

	Media 0.4%
	Altice France S.A. 6.00%, due 5/15/22 (a)	2,000,000	1,954,960
	E.W. Scripps Co. 5.125%, due 5/15/25 (a)	500,000	465,000
	Salem Media Group, Inc. 6.75%, due 6/1/24 (a)	600,000	574,500
			2,994,460
	Oil & Gas 0.1%
	Energy Transfer Equity, L.P. 4.25%, due 3/15/23	600,000	582,000
	EP Energy LLC / Everest Acquistion Finance, Inc. 8.00%, due 2/15/25 (a)	200,000	133,500
	USA Compression Partners, L.P. / USA Compression Finance Corp. 6.875%, due 4/1/26 (a)	360,000	365,400
			1,080,900
	Personal & Nondurable Consumer Products (Manufacturing Only) 0.0% ‡
	Prestige Brands, Inc. 6.375%, due 3/1/24 (a)	300,000	307,500

	Retail Store 0.0% ‡
	PetSmart, Inc. 5.875%, due 6/1/25 (a)	200,000	144,500

	Utilities 0.7%
¤	Dynegy, Inc.
	7.375%, due 11/1/22	1,000,000	1,053,750
	7.625%, due 11/1/24	1,500,000	1,618,125
	8.125%, due 1/30/26 (a)	1,250,000	1,379,687
	NRG Energy, Inc. 7.25%, due 5/15/26	1,300,000	1,375,140
			5,426,702
	Total Corporate Bonds (Cost $28,556,546)		28,869,777

	Floating Rate Loans 84.2% (c)
	Aerospace & Defense 1.2%
	DAE Aviation Holdings, Inc. 1st Lien Term Loan 5.63% (1 Month LIBOR + 3.75%), due 7/7/22	5,104,821	5,147,094
	Engility Corp. Term Loan B2 4.63% (1 Month LIBOR + 2.75%), due 8/12/23	770,032	770,755
	TransDigm, Inc.
	2017 Extended Term Loan F 4.627% (1 Month LIBOR + 2.75%), due 6/9/23	2,432,123	2,440,864
	2017 Extended Term Loan F 5.052% (3 Month LIBOR + 2.75%), due 6/9/23	1,273,667	1,278,244
			9,636,957
	Automobile 3.0%
	American Axle and Manufacturing, Inc. Term Loan B 4.13% (1 Month LIBOR + 2.25%), due 4/6/24	3,437,551	3,447,578
	AP Exhaust Acquisition LLC 1st Lien Term Loan 6.81% (3 Month LIBOR + 5.00%), due 5/10/24	2,481,250	2,475,047
	Autodata, Inc. 1st Lien Term Loan 5.01% (1 Month LIBOR + 3.25%), due 12/13/24 (d)	450,000	450,563
	Belron Finance U.S. LLC Term Loan B 4.29% (3 Month LIBOR + 2.50%), due 11/7/24 (d)	997,500	1,002,487
	CH Hold Corp. 1st Lien Term Loan 4.88% (1 Month LIBOR + 3.00%), due 2/1/24	1,948,740	1,959,702
	Chassix Holdings, Inc. (d)
	2017 1st Lien Term Loan 7.188% (6 Month LIBOR + 5.50%), due 11/15/23	753,333	758,983
	2017 1st Lien Term Loan 7.375% (3 Month LIBOR + 5.50%), due 11/15/23	742,917	748,489
	Federal-Mogul Holdings Corp.
	New Term Loan C 5.53% (1 Month LIBOR + 3.75%), due 4/15/21	2,616,800	2,631,519
	New Term Loan C 5.63% (1 Month LIBOR + 3.75%), due 4/15/21	866,082	870,953
	KAR Auction Services, Inc. Term Loan B5 4.81% (3 Month LIBOR + 2.50%), due 3/9/23	2,314,674	2,324,801
	Mavis Tire Express Services Corp. 2018 1st Lien Term Loan 5.07% (1 Month LIBOR + 3.25%), due 3/20/25	1,384,135	1,383,270
	Tower Automotive Holdings USA LLC 2017 Term Loan B 4.50% (1 Month LIBOR + 2.75%), due 3/7/24	2,773,634	2,773,634
	Truck Hero, Inc. 1st Lien Term Loan 6.22% (3 Month LIBOR + 4.00%), due 4/21/24	2,266,208	2,276,973
	U.S. Farathane LLC 2017 Term Loan B4 5.80% (3 Month LIBOR + 3.50%), due 12/23/21 (d)	1,418,387	1,425,479
			24,529,478
	Banking 1.4%
	Broadstreet Partners, Inc. 2017 Term Loan B 5.63% (1 Month LIBOR + 3.75%), due 11/8/23 (d)	1,492,443	1,511,099
	Capital Automotive L.P. 2017 2nd Lien Term Loan 7.88% (1 Month LIBOR + 6.00%), due 3/24/25	2,977,804	2,992,693
	Focus Financial Partners LLC 2018 1st Lien Term Loan 5.05% (3 Month LIBOR + 2.75%), due 7/3/24	2,479,167	2,486,914
	Greenhill & Co., Inc. (d)
	1st Lien Term Loan 5.439% (2 Month LIBOR + 3.75%), due 10/12/22	578,571	581,464
	1st Lien Term Loan 5.622% (2 Month LIBOR + 3.75%), due 10/12/22	750,000	753,750
	1st Lien Term Loan 6.052% (3 Month LIBOR + 3.75%), due 10/12/22	152,679	153,442
	Jane Street Group LLC 2018 Term Loan B 5.63% (1 Month LIBOR + 3.75%), due 8/25/22 (d)	1,436,875	1,445,856
	Russell Investments U.S. Inst'l Holdco, Inc. Term Loan B 5.55% (1 Week LIBOR + 3.25%), due 6/1/23	989,924	995,803
	VFH Parent LLC 2017 Refinanced Term Loan B 4.94% (3 Month LIBOR + 3.25%), due 12/30/21	542,609	547,017
			11,468,038
	Beverage, Food & Tobacco 3.1%
	Acosta Holdco, Inc. 2015 Term Loan 5.13% (1 Month LIBOR + 3.25%), due 9/26/21	2,175,609	1,834,310
	Advantage Sales & Marketing, Inc.
	2014 1st Lien Term Loan 5.02% (3 Month LIBOR + 3.25%), due 7/23/21	3,342,864	3,267,650
	Incremental Term Loan B 5.02% (3 Month LIBOR + 3.25%), due 7/25/21	992,500	970,169
	2014 2nd Lien Term Loan 8.27% (3 Month LIBOR + 6.50%), due 7/25/22	625,000	593,750
	Albertsons LLC
	2017 Term Loan B4 4.63% (1 Month LIBOR + 2.75%), due 8/25/21	2,423,817	2,396,212
	2017 Term Loan B6 4.96% (3 Month LIBOR + 3.00%), due 6/22/23	2,698,598	2,665,240
	American Seafoods Group LLC (d)
	2017 1st Lien Term Loan 4.61% (1 Month LIBOR + 2.75%), due 8/21/23	1,078,817	1,077,468
	2017 1st Lien Term Loan 4.62% (1 Month LIBOR + 2.75%), due 8/21/23	143,161	142,982
	2017 1st Lien Term Loan 6.50% (PRIME + 1.75%), due 8/21/23	25,564	25,532
	Arctic Glacier U.S.A., Inc. 2018 Term Loan B 5.38% (1 Month LIBOR + 3.50%), due 3/20/24 (d)	1,782,034	1,793,172
	ASP MSG Acquisition Co., Inc. 2017 Term Loan B 6.30% (3 Month LIBOR + 4.00%), due 8/16/23	2,216,250	2,224,561
	B&G Foods, Inc. 2017 Term Loan B 3.88% (1 Month LIBOR + 2.00%), due 11/2/22	603,205	605,969
	CH Guenther & Son, Inc. 2018 Term Loan B TBD, due 3/22/25	750,000	753,281
	Chobani LLC 2017 Term Loan B 5.38% (1 Month LIBOR + 3.50%), due 10/10/23	976,567	981,450
	Crossmark Holdings, Inc. 1st Lien Term Loan 5.80% (3 Month LIBOR + 3.50%), due 12/20/19 (e)	107,285	51,497
	JBS USA LLC 2017 Term Loan B 4.68% (3 Month LIBOR + 2.50%), due 10/30/22	1,980,000	1,972,080
	Post Holdings, Inc. 2017 Series A Incremental Term Loan 3.88% (1 Month LIBOR + 2.00%), due 5/24/24	992,500	994,206
	U.S. Foods, Inc. 2016 Term Loan B 4.38% (1 Month LIBOR + 2.50%), due 6/27/23	2,452,471	2,468,140
			24,817,669
	Broadcasting & Entertainment 4.0%
	CBS Radio, Inc. 2017 Term Loan B 4.62% (3 Month LIBOR + 2.75%), due 11/17/24	1,562,123	1,567,004
	Charter Communications Operating LLC 2017 Term Loan B 3.88% (1 Month LIBOR + 2.00%), due 4/30/25	4,987,500	5,003,709
	Cumulus Media Holdings, Inc. 2013 Term Loan 4.90% (1 Month LIBOR + 3.25%), due 12/23/20 (d)(f)	1,936,139	1,650,559
	Global Eagle Entertainment, Inc. 1st Lien Term Loan 9.36% (6 Month LIBOR + 7.50%), due 1/6/23 (d)	877,500	908,213
	iHeartCommunications, Inc. Term Loan D TBD, due 1/30/19	1,750,000	1,391,523
	Mission Broadcasting, Inc. 2017 Term Loan B2 4.16% (1 Month LIBOR + 2.50%), due 1/17/24	167,156	167,616
	Nexstar Broadcasting, Inc. 2017 Term Loan B2 4.16% (1 Month LIBOR + 2.50%), due 1/17/24	1,298,393	1,301,963
	Sinclair Television Group, Inc. 2017 Term Loan B TBD, due 12/12/24 (e)	4,583,333	4,602,813
	Tribune Media Co.
	Term Loan 4.88% (1 Month LIBOR + 3.00%), due 12/27/20	208,885	209,146
	Term Loan C 4.88% (1 Month LIBOR + 3.00%), due 1/27/24	3,360,742	3,362,843
	Unitymedia Finance LLC Term Loan B 4.03% (1 Month LIBOR + 2.25%), due 9/30/25	1,500,000	1,498,875
	Univision Communications, Inc. Term Loan C5 4.63% (1 Month LIBOR + 2.75%), due 3/15/24	5,307,129	5,221,716
	Virgin Media Bristol LLC 2017 Term Loan 4.28% (1 Month LIBOR + 2.50%), due 1/15/26	4,047,619	4,067,857
	WideOpenWest Finance LLC 2017 Term Loan B 5.10% (1 Week LIBOR + 3.25%), due 8/18/23	1,975,075	1,923,229
			32,877,066
	Buildings & Real Estate 2.9%
	Big Ass Fans LLC Term Loan 6.55% (3 Month LIBOR + 4.25%), due 5/21/24	498,750	502,802
	Core & Main L.P.
	2017 Term Loan B 5.006% (3 Month LIBOR + 3.00%), due 8/1/24	523,256	524,564
	2017 Term Loan B 5.211% (6 Month LIBOR + 3.00%), due 8/1/24	598,932	600,429
	DTZ U.S. Borrower LLC
	2015 1st Lien Term Loan 5.022% (3 Month LIBOR + 3.25%), due 11/4/21	1,015,222	1,009,723
	2015 1st Lien Term Loan 5.234% (3 Month LIBOR + 3.25%), due 11/4/21	2,270,017	2,257,721
	2015 1st Lien Term Loan 5.552% (3 Month LIBOR + 3.25%), due 11/4/21	128,715	128,017
	Jeld-Wen, Inc. 2017 1st Lien Term Loan 4.30% (3 Month LIBOR + 2.00%), due 12/14/24	779,297	781,440
	Ply Gem Industries, Inc. 2018 Term Loan TBD, due 3/28/25 (d)	1,000,000	1,005,625
	Priso Acquisition Corp. 2017 Term Loan B 4.88% (1 Month LIBOR + 3.00%), due 5/8/22 (e)	2,102,425	2,108,995
	Realogy Corp. 2018 Term Loan B 3.96% (1 Month LIBOR + 2.25%), due 2/8/25	2,892,650	2,907,114
	SMG Holdings, Inc. 2017 1st Lien Term Loan 5.14% (1 Month LIBOR + 3.25%), due 1/23/25	1,500,000	1,513,125
	SRS Distribution, Inc.
	2015 Term Loan B 5.127% (1 Month LIBOR + 3.25%), due 8/25/22	864,569	869,973
	2015 Term Loan B 5.552% (3 Month LIBOR + 3.25%), due 8/25/22	612,761	616,590
	VC GB Holdings, Inc. 2017 1st Lien Term Loan 5.13% (1 Month LIBOR + 3.25%), due 2/28/24 (d)	2,426,227	2,432,292
¤	Wilsonart LLC 2017 Term Loan B 5.56% (3 Month LIBOR + 3.25%), due 12/19/23	6,055,614	6,079,406
			23,337,816
	Cargo Transport 0.0% ‡
	PODS LLC Term Loan B3 4.71% (1 Month LIBOR + 3.00%), due 12/6/24	298,500	300,366

	Chemicals, Plastics & Rubber 3.3%
	Allnex USA, Inc. Term Loan B3 5.21% (3 Month LIBOR + 3.25%), due 9/13/23	974,043	980,131
	Colouroz Investment 2 LLC 2nd Lien Term Loan B2 8.99% (3 Month LIBOR + 7.25%), due 9/6/22	378,732	314,347
	Emerald Performance Materials LLC
	New 1st Lien Term Loan 5.38% (1 Month LIBOR + 3.50%), due 8/1/21	1,687,211	1,702,396
	New 2nd Lien Term Loan 9.63% (1 Month LIBOR + 7.75%), due 8/1/22	700,000	699,417
	Flex Acquisition Co., Inc. 1st Lien Term Loan 4.69% (3 Month LIBOR + 3.00%), due 12/29/23	1,488,750	1,494,643
	Flint Group U.S. LLC 1st Lien Term Loan B2 4.74% (3 Month LIBOR + 3.00%), due 9/7/21	2,439,526	2,293,154
	Ineos U.S. Finance LLC 2017 Term Loan B 3.88% (1 Month LIBOR + 2.00%), due 3/31/24	1,995,000	1,999,365
	KMG Chemicals, Inc. Term Loan B 4.63% (1 Month LIBOR + 2.75%), due 6/15/24 (d)	454,091	457,497
	MacDermid, Inc. Term Loan B6 4.88% (1 Month LIBOR + 3.00%), due 6/7/23	3,388,046	3,407,527
	Nexeo Solutions LLC
	2017 Repriced Term Loan 5.022% (3 Month LIBOR + 3.25%), due 6/9/23	1,191,169	1,203,826
	2017 Repriced Term Loan 5.234% (3 Month LIBOR + 3.25%), due 6/9/23	1,174,777	1,187,259
	2017 Repriced Term Loan 5.552% (3 Month LIBOR + 3.25%), due 6/9/23	1,150,751	1,162,978
	Solenis International L.P.
	1st Lien Term Loan 5.23% (3 Month LIBOR + 3.25%), due 7/31/21	1,359,594	1,355,515
	2nd Lien Term Loan 8.73% (3 Month LIBOR + 6.75%), due 7/31/22	750,000	710,000
	Tronox Blocked Borrower LLC Term Loan B 5.30% (3 Month LIBOR + 3.00%), due 9/22/24	1,206,279	1,216,080
	Tronox Finance LLC Term Loan B 5.30% (3 Month LIBOR + 3.00%), due 9/22/24	2,783,721	2,806,339
	Venator Materials Corp. Term Loan B 4.88% (1 Month LIBOR + 3.00%), due 8/8/24	1,990,000	1,998,706
	Zep, Inc. 2017 1st Lien Term Loan 5.77% (3 Month LIBOR + 4.00%), due 8/12/24	1,492,500	1,500,895
			26,490,075
	Containers, Packaging & Glass 3.5%
	Anchor Glass Container Corp. (d)
	2017 1st Lien Term Loan 4.49% (1 Month LIBOR + 2.75%), due 12/7/23	1,349,196	1,308,720
	2017 1st Lien Term Loan 4.627% (1 Month LIBOR + 2.75%), due 12/7/23	815,924	791,446
	Berlin Packaging LLC
	2017 Term Loan B 4.92% (1 Month LIBOR + 3.25%), due 10/1/21	697,849	700,117
	2017 Term Loan B 5.13% (1 Month LIBOR + 3.25%), due 10/1/21	771,849	774,357
	BWAY Holding Co. 2017 Term Loan B 4.96% (3 Month LIBOR + 3.25%), due 4/3/24	3,970,000	3,986,543
	Caraustar Industries, Inc. 2017 Term Loan B 7.80% (3 Month LIBOR + 5.50%), due 3/14/22	1,780,215	1,783,553
	Charter NEX U.S. Holdings, Inc. 2017 Term Loan B 4.88% (1 Month LIBOR + 3.00%), due 5/16/24	2,977,500	2,982,463
	Consolidated Container Co. LLC 2017 1st Lien Term Loan 4.88% (1 Month LIBOR + 3.00%), due 5/22/24	1,990,013	1,999,963
	Fort Dearborn Co. (d)
	2016 1st Lien Term Loan 5.686% (1 Month LIBOR + 4.00%), due 10/19/23	19,909	19,685
	2016 1st Lien Term Loan 5.697% (3 Month LIBOR + 4.00%), due 10/19/23	2,448,842	2,421,293
	2016 2nd Lien Term Loan 10.20% (3 Month LIBOR + 8.50%), due 10/19/24	1,000,000	950,000
	Klockner-Pentaplast of America, Inc. 2017 Term Loan B2 6.13% (1 Month LIBOR + 4.25%), due 6/30/22	2,487,500	2,393,181
	Rack Merger Sub, Inc. 2nd Lien Term Loan 9.07% (1 Month LIBOR + 7.25%), due 10/3/22 (d)	340,741	343,296
	Ranpak Corp. 2015 Term Loan 5.13% (1 Month LIBOR + 3.25%), due 10/1/21 (d)	1,759,788	1,768,587
	Reynolds Group Holdings, Inc. 2017 Term Loan 4.63% (1 Month LIBOR + 2.75%), due 2/5/23	2,235,050	2,245,717
	Signode Industrial Group U.S., Inc. (d)
	Term Loan B 4.398% (3 Month LIBOR + 1.75%), due 5/4/21	1,648,259	1,642,078
	Term Loan B 6.50% (PRIME + 1.75%), due 5/4/21	1,569,770	1,563,884
	Tekni-Plex, Inc. 2017 Term Loan B1 5.13% (1 Month LIBOR + 3.25%), due 10/17/24	744,800	746,197
			28,421,080
	Diversified/Conglomerate Manufacturing 2.5%
	Allied Universal Holdco LLC 2015 Term Loan 6.05% (3 Month LIBOR + 3.75%), due 7/28/22	1,771,103	1,745,879
	DG Investment Intermediate Holdings 2, Inc. 2018 1st Lien Term Loan 5.30% (3 Month LIBOR + 3.00%), due 2/3/25	541,935	540,129
	EXC Holdings III Corp. 2017 1st Lien Term Loan 5.16% (6 Month LIBOR + 3.50%), due 12/2/24 (d)	673,313	680,046
	Gardner Denver, Inc. 2017 Term Loan B 5.05% (3 Month LIBOR + 2.75%), due 7/30/24	1,368,421	1,374,693
	Gopher Resource LLC 1st Lien Term Loan 5.48% (3 Month LIBOR + 3.25%), due 3/6/25	1,500,000	1,512,188
	Hyster-Yale Group, Inc. Term Loan B 5.13% (1 Month LIBOR + 3.25%), due 5/30/23 (d)	481,250	484,859
	Mueller Water Products, Inc.
	2017 Term Loan B 4.377% (1 Month LIBOR + 2.50%), due 11/25/21	1,035,013	1,039,325
	2017 Term Loan B 4.802% (3 Month LIBOR + 2.50%), due 11/25/21	465,000	466,938
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.63% (1 Month LIBOR + 2.75%), due 11/15/23	3,836,792	3,852,378
¤	Red Ventures LLC
	1st Lien Term Loan 5.88% (1 Month LIBOR + 4.00%), due 11/8/24	4,975,000	5,017,287
	2nd Lien Term Loan 9.88% (1 Month LIBOR + 8.00%), due 11/8/25	1,450,000	1,470,844
	Shutterfly, Inc. Term Loan B2 TBD, due 8/17/24 (d)	900,000	904,500
	TRC Cos., Inc. Term Loan 5.38% (1 Month LIBOR + 3.50%), due 6/21/24 (d)	895,500	904,455
			19,993,521
	Diversified/Conglomerate Service 5.1%
	Applied Systems, Inc.
	2017 1st Lien Term Loan 5.55% (3 Month LIBOR + 3.25%), due 9/19/24	2,985,000	3,006,922
	2017 2nd Lien Term Loan 9.30% (3 Month LIBOR + 7.00%), due 9/19/25	460,000	474,662
	Brickman Group, Ltd. LLC
	1st Lien Term Loan 4.808% (1 Month LIBOR + 3.00%), due 12/18/20	1,067,144	1,072,980
	1st Lien Term Loan 4.877% (1 Month LIBOR + 3.00%), due 12/18/20	1,302,217	1,309,339
	Change Healthcare Holdings, Inc. 2017 Term Loan B 4.63% (1 Month LIBOR + 2.75%), due 3/1/24	2,121,429	2,125,553
	Cypress Intermediate Holdings III, Inc. 2017 1st Lien Term Loan 4.88% (1 Month LIBOR + 3.00%), due 4/27/24	1,985,000	1,989,135
	Greeneden U.S. Holdings II LLC 2018 Term Loan B 5.80% (3 Month LIBOR + 3.50%), due 12/1/23	1,481,325	1,489,426
	Information Resources, Inc. 1st Lien Term Loan 6.19% (3 Month LIBOR + 4.25%), due 1/18/24	680,625	685,091
	Iron Mountain, Inc. 2018 Term Loan B 3.62% (1 Month LIBOR + 1.75%), due 3/23/26	1,875,000	1,873,438
	J.D. Power and Associates
	1st Lien Term Loan 6.55% (3 Month LIBOR + 4.25%), due 9/7/23 (d)	2,879,740	2,886,939
	2nd Lien Term Loan 10.23% (1 Week LIBOR + 8.50%), due 9/7/24	375,000	378,750
	Kronos, Inc. 2017 Term Loan B 4.88% (3 Month LIBOR + 3.00%), due 11/1/23	4,108,578	4,127,580
	Mitchell International, Inc. 2017 1st Lien Term Loan 5.13% (1 Month LIBOR + 3.25%), due 11/29/24	1,388,060	1,389,795
	MKS Instruments, Inc. 2017 Term Loan B3 3.88% (1 Month LIBOR + 2.00%), due 5/1/23	924,096	928,331
	Monitronics International, Inc. Term Loan B2 7.80% (3 Month LIBOR + 5.50%), due 9/30/22	3,152,000	3,061,380
	MX Holdings U.S., Inc. Term Loan B1B 4.38% (1 Month LIBOR + 2.50%), due 8/14/23 (d)	3,295,919	3,304,159
	NAB Holdings LLC 2017 Repriced Term Loan 5.30% (3 Month LIBOR + 3.00%), due 7/1/24	990,000	994,950
	Prime Security Services Borrower LLC 2016 1st Lien Term Loan 4.63% (1 Month LIBOR + 2.75%), due 5/2/22	3,282,766	3,306,018
	Sophia L.P. 2017 Term Loan B 5.55% (3 Month LIBOR + 3.25%), due 9/30/22	1,920,350	1,923,951
	TruGreen, Ltd. Partnership 2017 Term Loan 5.74% (1 Month LIBOR + 4.00%), due 4/13/23 (d)	1,773,090	1,779,739
	Verint Systems, Inc. 2018 Term Loan B 3.66% (1 Month LIBOR + 2.00%), due 6/28/24 (d)	2,481,250	2,487,453
	WEX, Inc. 2017 Term Loan B2 4.13% (1 Month LIBOR + 2.25%), due 6/30/23	982,500	988,334
			41,583,925
	Ecological 0.6%
	Advanced Disposal Services, Inc. Term Loan B3 3.98% (1 Week LIBOR + 2.25%), due 11/10/23	3,763,448	3,772,857
	Casella Waste Systems, Inc. 2017 Term Loan B 4.31% (1 Month LIBOR + 2.50%), due 10/17/23	1,234,375	1,239,004
			5,011,861
	Electronics 13.1%
¤	Almonde, Inc.
	1st Lien Term Loan 5.48% (3 Month LIBOR + 3.50%), due 6/13/24	3,980,000	3,974,472
	2nd Lien Term Loan 9.23% (3 Month LIBOR + 7.25%), due 6/13/25	1,400,000	1,385,416
	ASG Technologies Group, Inc. 2018 Term Loan 5.38% (1 Month LIBOR + 3.50%), due 7/31/24 (d)	1,525,676	1,527,583
	Barracuda Networks, Inc.
	1st Lien Term Loan 5.06% (3 Month LIBOR + 3.25%), due 2/12/25	1,500,000	1,504,687
	2nd Lien Term Loan 9.06% (3 Month LIBOR + 7.25%), due 2/12/26	50,000	50,937
	BMC Software Finance, Inc. 2017 1st Lien Term Loan 5.13% (1 Month LIBOR + 3.25%), due 9/10/22	4,015,444	4,030,044
	Cologix, Inc. 2017 1st Lien Term Loan 4.86% (1 Month LIBOR + 3.00%), due 3/20/24	2,970,000	2,968,515
	Colorado Buyer, Inc.
	Term Loan B 4.78% (3 Month LIBOR + 3.00%), due 5/1/24	992,500	992,914
	2nd Lien Term Loan 9.03% (3 Month LIBOR + 7.25%), due 5/1/25	800,000	801,750
	CommScope, Inc. Term Loan B5 3.88% (1 Month LIBOR + 2.00%), due 12/29/22	811,672	814,918
	Compuware Corp. Term Loan B3 5.13% (1 Month LIBOR + 3.50%), due 12/15/21	1,156,155	1,168,801
	ConvergeOne Holdings Corp. 2017 Term Loan B 6.63% (1 Month LIBOR + 4.75%), due 6/20/24 (d)	2,431,625	2,431,625
	Cortes NP Acquisition Corp. 2017 Term Loan B 5.67% (1 Month LIBOR + 4.00%), due 11/30/23 (d)	1,079,783	1,087,881
	Diebold, Inc. 2017 Term Loan B 4.50% (1 Month LIBOR + 2.75%), due 11/6/23 (d)	1,683,000	1,678,792
	EIG Investors Corp. 2017 Term Loan 5.96% (3 Month LIBOR + 4.00%), due 2/9/23	4,368,423	4,397,285
¤	Epicor Software Corp. 1st Lien Term Loan 5.13% (1 Month LIBOR + 3.25%), due 6/1/22	6,227,695	6,251,914
	Evertec Group LLC
	New Term Loan B 4.277% (1 Month LIBOR + 2.50%), due 4/17/20	101,090	99,637
	New Term Loan B 4.308% (2 Month LIBOR + 2.50%), due 4/17/20	111,701	110,096
	Exact Merger Sub LLC 1st Lien Term Loan 6.55% (3 Month LIBOR + 4.25%), due 9/27/24	1,492,500	1,504,627
	Eze Castle Software, Inc.
	2017 1st Lien Term Loan 4.877% (1 Month LIBOR + 3.00%), due 4/6/20	823,359	829,191
	2017 1st Lien Term Loan 5.302% (3 Month LIBOR + 3.00%), due 4/6/20	495,169	498,677
	Flexential Intermediate Corp. 2017 1st Lien Term Loan 5.80% (3 Month LIBOR + 3.50%), due 8/1/24	1,194,000	1,196,388
	Flexera Software LLC 2018 1st Lien Term Loan 5.13% (1 Month LIBOR + 3.25%), due 2/26/25	450,000	451,500
	GreenSky Holdings, LLC 2018 Term Loan B TBD, due 3/22/25 (d)(e)	1,350,000	1,353,375
	GTCR Valor Cos., Inc. 2017 Term Loan B1 5.13% (1 Month LIBOR + 3.25%), due 6/16/23	1,880,550	1,894,067
	Hyland Software, Inc.
	2017 1st Lien Term Loan 5.13% (1 Month LIBOR + 3.25%), due 7/1/22	4,707,830	4,751,966
	2017 2nd Lien Term Loan 8.88% (1 Month LIBOR + 7.00%), due 7/7/25	208,333	209,310
	Infor (U.S.), Inc. Term Loan B6 4.63% (1 Month LIBOR + 2.75%), due 2/1/22	4,226,847	4,235,149
	Informatica Corp. 2018 Term Loan 5.13% (1 Month LIBOR + 3.25%), due 8/5/22	1,488,366	1,496,738
	MA FinanceCo. LLC Term Loan B3 4.63% (1 Month LIBOR + 2.75%), due 6/21/24	368,509	362,828
	McAfee LLC
	2017 Term Loan B 6.38% (1 Month LIBOR + 4.50%), due 9/30/24	3,731,250	3,768,562
	2017 2nd Lien Term Loan 10.38% (1 Month LIBOR + 8.50%), due 9/29/25	1,500,000	1,515,000
	MH Sub I LLC 2017 1st Lien Term Loan 5.53% (1 Month LIBOR + 3.75%), due 9/13/24	4,147,080	4,147,080
	NeuStar, Inc. Term Loan B1 4.80% (3 Month LIBOR + 2.50%), due 1/8/20	651,416	652,773
	Optiv Security, Inc. 1st Lien Term Loan 5.13% (1 Month LIBOR + 3.25%), due 2/1/24	143,859	138,644
	Project Alpha Intermediate Holding, Inc. 2017 Term Loan B 5.04% (3 Month LIBOR + 3.50%), due 4/26/24	1,985,000	1,957,087
	Quest Software U.S. Holdings, Inc. 2017 Term Loan B 7.27% (3 Month LIBOR + 5.50%), due 10/31/22	5,009,118	5,093,647
	Rocket Software, Inc. 2016 1st Lien Term Loan 6.55% (3 Month LIBOR + 4.25%), due 10/14/23	3,447,500	3,456,119
	RP Crown Parent LLC 2016 Term Loan B 4.88% (1 Month LIBOR + 3.00%), due 10/12/23	2,370,000	2,377,110
	Seattle Spinco, Inc. Term Loan B3 4.63% (1 Month LIBOR + 2.75%), due 6/21/24	2,488,634	2,483,034
	Sirius Computer Solutions, Inc. 2016 Term Loan 6.13% (1 Month LIBOR + 4.25%), due 10/30/22	713,388	720,967
	Solera LLC Term Loan B 4.63% (1 Month LIBOR + 2.75%), due 3/3/23	2,720,352	2,725,453
¤	SS&C Technologies, Inc.
	2017 Term Loan B1 4.13% (1 Month LIBOR + 2.25%), due 7/8/22	2,540,533	2,553,236
	2017 Term Loan B2 4.13% (1 Month LIBOR + 2.25%), due 7/8/22	28,944	29,089
	2018 Term Loan B3 TBD, due 2/28/25 (e)	5,218,419	5,242,883
	Tempo Acquisition LLC Term Loan 4.88% (1 Month LIBOR + 3.00%), due 5/1/24	3,473,752	3,487,862
	Tibco Software, Inc. Repriced Term Loan B 5.38% (1 Month LIBOR + 3.50%), due 12/4/20	1,629,301	1,633,782
	Veritas Bermuda, Ltd. Repriced Term Loan B 6.80% (3 Month LIBOR + 4.50%), due 1/27/23	2,246,918	2,237,088
	VF Holding Corp. Reprice Term Loan 5.13% (1 Month LIBOR + 3.25%), due 6/30/23	2,955,000	2,976,752
	Western Digital Corp. 2017 Term Loan B3 3.88% (1 Month LIBOR + 2.00%), due 4/29/23	1,800,484	1,809,861
	Xerox Business Services LLC Term Loan B 4.88% (1 Month LIBOR + 3.00%), due 12/7/23	1,984,925	1,993,196
	Zebra Technologies Corp. 2017 Term Loan B 3.75% (3 Month LIBOR + 2.00%), due 10/27/21	1,851,523	1,861,553
			106,921,861
	Finance 1.8%
	Alliant Holdings I, Inc. 2015 Term Loan B 5.13% (1 Month LIBOR + 3.25%), due 8/12/22	1,815,374	1,825,461
	Brand Energy & Infrastructure Services, Inc.
	2017 Term Loan 5.995% (3 Month LIBOR + 4.25%), due 6/21/24	3,958,541	3,987,680
	2017 Term Loan 6.01% (3 Month LIBOR + 4.25%), due 6/21/24	763,665	769,286
	2017 Term Loan 6.552% (3 Month LIBOR + 4.25%), due 6/21/24	35,956	36,221
	Duff & Phelps Corp. 2017 Term Loan B 5.55% (3 Month LIBOR + 3.25%), due 2/13/25	3,958,333	3,963,281
	iStar, Inc. (d)
	2016 Term Loan B 4.691% (1 Month LIBOR + 3.00%), due 10/1/21	521,395	524,653
	2016 Term Loan B 4.841% (1 Month LIBOR + 3.00%), due 10/1/21	470,496	473,436
	Transplace Holdings, Inc. 1st Lien Term Loan 5.96% (1 Month LIBOR + 4.25%), due 10/7/24	1,197,000	1,205,978
	USS Ultimate Holdings, Inc. 1st Lien Term Loan 5.63% (1 Month LIBOR + 3.75%), due 8/25/24	1,592,000	1,599,960
			14,385,956
	Healthcare, Education & Childcare 8.2%
	Acadia Healthcare Co., Inc. 2018 Term Loan B4 4.38% (1 Month LIBOR + 2.50%), due 2/16/23	1,265,427	1,274,918
	Akorn, Inc. Term Loan B 6.19% (1 Month LIBOR + 4.25%), due 4/16/21	2,308,726	2,295,739
	Albany Molecular Research, Inc. 2017 1st Lien Term Loan 5.13% (1 Month LIBOR + 3.25%), due 8/30/24	995,000	996,659
	Alliance Healthcare Services, Inc.
	2017 Term Loan B 6.272% (3 Month LIBOR + 4.50%), due 10/24/23	304,444	305,967
	2017 Term Loan B 6.377% (1 Month LIBOR + 4.50%), due 10/24/23	589,931	592,880
	Alvogen Pharma U.S., Inc. Term Loan 6.88% (1 Month LIBOR + 5.00%), due 4/2/22	2,995,007	2,995,007
	Amneal Pharmaceuticals LLC 2018 Term Loan B TBD, due 3/7/25 (e)	2,250,000	2,251,874
	Avantor, Inc. 2017 1st Lien Term Loan 5.88% (1 Month LIBOR + 4.00%), due 11/21/24	2,144,625	2,166,071
	Carestream Dental Equipment, Inc. 2017 1st Lien Term Loan 5.55% (3 Month LIBOR + 3.25%), due 9/1/24	995,000	997,487
	Community Health Systems, Inc.
	Term Loan G 4.73% (3 Month LIBOR + 2.75%), due 12/31/19	1,419,682	1,383,081
	Term Loan H 4.98% (3 Month LIBOR + 3.00%), due 1/27/21	2,629,671	2,524,484
	Concentra, Inc. 2018 1st Lien Term Loan 4.53% (3 Month LIBOR + 2.75%), due 6/1/22	3,423,918	3,428,198
	Curo Health Services Holdings, Inc. 2015 1st Lien Term Loan 5.81% (3 Month LIBOR + 4.00%), due 2/7/22	1,146,265	1,140,820
	DaVita HealthCare Partners, Inc. Term Loan B 4.63% (1 Month LIBOR + 2.75%), due 6/24/21	2,780,706	2,800,694
	Envision Healthcare Corp. 2016 Term Loan B 4.88% (1 Month LIBOR + 3.00%), due 12/1/23	2,204,251	2,212,517
	Equian LLC Add on Term Loan B 5.15% (3 Month LIBOR + 3.25%), due 5/20/24	3,348,466	3,363,812
	ExamWorks Group, Inc. 2017 Term Loan 5.13% (1 Month LIBOR + 3.25%), due 7/27/23	2,462,578	2,478,585
	Explorer Holdings, Inc. 2016 Term Loan B 5.52% (3 Month LIBOR + 3.75%), due 5/2/23	1,042,045	1,051,163
	Jaguar Holding Co. II
	2017 Term Loan 4.377% (1 Month LIBOR + 2.50%), due 8/18/22	2,252,233	2,257,582
	2017 Term Loan 4.802% (3 Month LIBOR + 2.5%), due 8/18/22	2,482,216	2,488,111
	Kindred Healthcare, Inc. New Term Loan 5.25% (3 Month LIBOR + 3.50%), due 4/9/21	2,007,536	2,011,614
	Kinetic Concepts, Inc. 2017 Term Loan B 5.55% (3 Month LIBOR + 3.25%), due 2/2/24	3,970,000	3,985,880
	Onex Carestream Finance L.P.
	1st Lien Term Loan 5.88% (1 Month LIBOR + 4.00%), due 6/7/19	2,538,365	2,549,998
	2nd Lien Term Loan 10.38% (1 Month LIBOR + 8.50%), due 12/7/19 (e)	1,334,257	1,327,586
	Ortho-Clinical Diagnostics S.A. Term Loan B 5.63% (1 Month LIBOR + 3.75%), due 6/30/21	4,043,504	4,073,830
	Parexel International Corp. Term Loan B 4.63% (1 Month LIBOR + 2.75%), due 9/27/24	1,741,250	1,741,685
	Pearl Intermediate Parent LLC 2018 1st Lien Term Loan 4.53% (1 Month LIBOR + 2.75%), due 2/14/25	1,287,879	1,273,390
	PharMerica Corp. 1st Lien Term Loan 5.21% (1 Month LIBOR + 3.50%), due 12/6/24	600,000	601,875
	RPI Finance Trust Term Loan B6 4.30% (3 Month LIBOR + 2.00%), due 3/27/23	1,985,672	1,993,827
	Select Medical Corp.
	2017 Term Loan B 4.46% (3 Month LIBOR + 2.75%), due 3/1/21	3,463,478	3,478,631
	2017 Term Loan B 6.50% (PRIME + 1.75%), due 3/1/21	1,522	1,528
	Team Health Holdings, Inc. 1st Lien Term Loan 4.63% (1 Month LIBOR + 2.75%), due 2/6/24	3,952,519	3,774,656
	U.S. Anesthesia Partners, Inc. 2017 Term Loan 4.88% (1 Month LIBOR + 3.00%), due 6/23/24	1,244,366	1,249,810
			67,069,959
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.5%
	Comfort Holding LLC 1st Lien Term Loan 6.49% (1 Month LIBOR + 4.75%), due 2/5/24 (d)	1,188,000	1,153,845
	Serta Simmons Bedding LLC
	1st Lien Term Loan 5.195% (3 Month LIBOR + 3.50%), due 11/8/23	2,740,359	2,491,156
	1st Lien Term Loan 5.291% (3 Month LIBOR + 3.50%), due 11/8/23	762,257	692,938
			4,337,939
	Hotels, Motels, Inns & Gaming 5.2%
	Affinity Gaming LLC Initial Term Loan 5.13% (1 Month LIBOR + 3.25%), due 7/1/23	2,552,934	2,562,507
	AP Gaming I LLC 2018 1st Lien Term Loan 6.13% (1 Month LIBOR + 4.25%), due 2/15/24	1,886,494	1,905,359
	Caesars Entertainment Operating Co. Exit Term Loan 4.38% (1 Month LIBOR + 2.50%), due 10/6/24	1,662,500	1,671,704
	Caesars Resort Collection LLC 2017 1st Lien Term Loan B 4.63% (1 Month LIBOR + 2.75%), due 12/22/24	3,990,000	4,016,362
	Churchill Downs, Inc. 2017 Term Loan B 3.88% (1 Month LIBOR + 2.00%), due 12/27/24	997,500	1,002,903
	CityCenter Holdings LLC 2017 Term Loan B 4.38% (1 Month LIBOR + 2.50%), due 4/18/24	2,878,250	2,889,941
	Everi Payments, Inc. Term Loan B 5.49% (2 Month LIBOR + 3.50%), due 5/9/24	1,985,000	1,996,579
	Hilton Worldwide Finance LLC Term Loan B2 3.87% (1 Month LIBOR + 2.00%), due 10/25/23	2,809,218	2,822,944
	La Quinta Intermediate Holdings LLC Term Loan B 4.47% (3 Month LIBOR + 3.00%), due 4/14/21	3,272,931	3,278,044
	MGM Growth Properties Operating Partnership L.P. 2016 Term Loan B 3.88% (1 Month LIBOR + 2.00%), due 4/25/23	3,033,801	3,039,868
	Penn National Gaming, Inc. 2017 Term Loan B 4.38% (1 Month LIBOR + 2.50%), due 1/19/24	860,000	864,659
¤	Scientific Games International, Inc.
	2018 Term Loan B5 4.627% (1 Month LIBOR + 2.75%), due 8/14/24	1,237,782	1,241,650
	2018 Term Loan B5 4.744% (2 Month LIBOR + 2.75%), due 8/14/24	5,221,222	5,237,538
	Station Casinos LLC 2016 Term Loan B 4.38% (1 Month LIBOR + 2.50%), due 6/8/23	4,683,708	4,695,417
	UFC Holdings LLC 1st Lien Term Loan 5.13% (1 Month LIBOR + 3.25%), due 8/18/23	3,637,995	3,655,050
	Wyndham Hotels & Resorts, Inc. Term Loan B TBD, due 3/28/25 (d)	1,500,000	1,505,625
			42,386,150
	Insurance 3.0%
	AmWINS Group, Inc.
	2017 Term Loan B 4.49% (1 Month LIBOR + 2.75%), due 1/25/24	714,286	717,679
	2017 Term Loan B 4.627% (1 Month LIBOR + 2.75%), due 1/25/24	1,754,464	1,762,798
	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan 5.38% (1 Month LIBOR + 3.50%), due 10/22/24	1,436,394	1,437,830
	Asurion LLC
	2017 Term Loan B4 4.63% (1 Month LIBOR + 2.75%), due 8/4/22	2,448,321	2,462,092
	2018 Term Loan B6 4.63% (1 Month LIBOR + 2.75%), due 11/3/23	1,676,019	1,686,794
	Hub International, Ltd. Term Loan B 4.84% (3 Month LIBOR + 3.00%), due 10/2/20	2,754,924	2,768,010
	MPH Acquisition Holdings LLC 2016 Term Loan B 5.05% (3 Month LIBOR + 2.75%), due 6/7/23	2,533,141	2,544,224
	NFP Corp. Term Loan B 4.88% (1 Month LIBOR + 3.00%), due 1/8/24	1,486,212	1,488,813
¤	Sedgwick Claims Management Services, Inc.
	1st Lien Term Loan 4.63% (1 Month LIBOR + 2.75%), due 3/1/21	1,993,065	1,991,071
	2nd Lien Term Loan 7.63% (1 Month LIBOR + 5.75%), due 2/28/22	4,400,000	4,411,000
	USI, Inc. 2017 Repriced Term Loan 5.30% (3 Month LIBOR + 3.00%), due 5/16/24	2,985,000	2,992,463
			24,262,774
	Leisure, Amusement, Motion Pictures & Entertainment 2.8%
	Boyd Gaming Corp. Term Loan B3 4.24% (1 Week LIBOR + 2.50%), due 9/15/23	3,139,832	3,155,531
	Creative Artists Agency LLC 2018 Term Loan B 4.78% (1 Month LIBOR + 3.00%), due 2/15/24	1,936,324	1,955,083
	Fitness International LLC
	Term Loan A 5.13% (3 Month LIBOR + 3.25%), due 4/1/20	945,466	946,057
	Term Loan B 5.38% (3 Month LIBOR + 3.50%), due 7/1/20	1,713,342	1,727,048
	LTF Merger Sub, Inc. 2017 Term Loan B 4.73% (3 Month LIBOR + 2.75%), due 6/10/22	2,836,448	2,839,205
	Recess Holdings, Inc.
	2017 1st Lien Term Loan 6.20% (6 Month LIBOR + 3.75%), due 9/29/24	438,274	440,191
	2017 2nd Lien Term Loan 10.20% (6 Month LIBOR + 7.75%), due 9/29/25 (d)	800,000	788,000
	Six Flags Theme Parks, Inc.
	2015 Term Loan B 3.63% (1 Month LIBOR + 1.75%), due 6/30/22	1,499,312	1,504,466
	2015 Term Loan B 5.50% (PRIME + 0.75%), due 6/30/22	688	691
	TKC Holdings, Inc.
	2017 1st Lien Term Loan 6.03% (3 Month LIBOR + 4.25%), due 2/1/23	2,598,750	2,622,300
	2017 2nd Lien Term Loan 9.78% (3 Month LIBOR + 8.00%), due 2/1/24	150,000	151,000
	Travel Leaders Group LLC New 2017 1st Lien Term Loan 6.35% (3 Month LIBOR + 4.50%), due 1/25/24	1,981,278	2,003,568
	TriMark USA LLC 2017 1st Lien Term Loan 5.38% (1 Month LIBOR + 3.50%), due 8/28/24	1,194,128	1,200,099
	William Morris Endeavor Entertainment LLC
	1st Lien Term Loan 5.13% (1 Month LIBOR + 3.25%), due 5/6/21	2,831,384	2,849,080
	2nd Lien Term Loan 9.13% (1 Month LIBOR + 7.25%), due 5/6/22	800,000	804,000
			22,986,319
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.6%
	Anvil International LLC Term Loan B 6.29% (2 Month LIBOR + 4.50%), due 8/1/24 (d)	1,480,063	1,494,863
	Columbus McKinnon Corp. 2018 Term Loan B 4.80% (1 Month LIBOR + 2.50%), due 1/31/24	1,289,989	1,294,827
	CPM Holdings, Inc. Term Loan B 5.38% (1 Month LIBOR + 3.50%), due 4/11/22	1,454,968	1,471,790
	Filtration Group Corp. 2018 1st Lien Term Loan TBD, due 3/27/25 (d)	1,900,000	1,906,175
	Power Products LLC 2017 Term Loan B 5.74% (3 Month LIBOR + 4.00%), due 12/20/22 (d)	2,650,235	2,673,425
	Rexnord LLC 2017 Term Loan B 4.11% (1 Month LIBOR + 2.25%), due 8/21/24	1,315,482	1,321,649
	Welbilt, Inc. 2016 Term Loan B 4.63% (1 Month LIBOR + 2.75%), due 3/3/23	1,393,162	1,403,030
	Zodiac Pool Solutions LLC 2017 1st Lien Term Loan 6.30% (3 Month LIBOR + 4.00%), due 12/20/23	1,780,020	1,781,132
			13,346,891
	Mining, Steel, Iron & Non-Precious Metals 1.3%
	American Rock Salt Co. LLC 2018 1st Lien Term Loan TBD, due 3/21/25 (e)	1,250,000	1,255,469
	Fairmount Santrol, Inc. 2017 Term Loan B 8.30% (3 Month LIBOR + 6.00%), due 11/1/22	2,981,250	3,013,546
	Gates Global LLC 2017 Repriced Term Loan B 5.05% (3 Month LIBOR + 2.75%), due 4/1/24	1,948,495	1,958,481
	GrafTech Finance, Inc. 2018 Term Loan B 5.24% (1 Month LIBOR + 3.50%), due 2/12/25 (d)	2,000,000	1,997,500
	Minerals Technologies, Inc.
	2017 Term Loan B 4.04% (1 Month LIBOR + 2.25%), due 2/14/24	539,086	543,466
	2017 Term Loan B 4.54% (3 Month LIBOR + 2.25%), due 2/14/24	225,559	227,392
	MRC Global (US), Inc. 2017 1st Lien Term Loan B 5.39% (1 Month LIBOR + 3.50%), due 9/20/24	1,496,250	1,503,731
			10,499,585
	Oil & Gas 1.5%
	Ascent Resources-Marcellus LLC (e)
	1st Lien Term Loan TBD (PRIME), due 8/4/20 (d)	944,563	524,233
	2nd Lien Term Loan TBD (PRIME), due 8/4/21	250,000	7,500
	Chesapeake Energy Corp. Term Loan 9.44% (3 Month LIBOR + 7.50%), due 8/23/21	2,166,667	2,297,343
	Drillship Hydra Owners, Inc. Term Loan 8.00%, due 9/20/24	144,406	149,641
	Fieldwood Energy LLC (f)
	New 1st Lien Term Loan 8.88% (1 Month LIBOR + 7.00%), due 8/31/20	305,556	304,601
	1st Lien Last Out Term Loan 9.43% (3 Month LIBOR + 7.125%), due 9/30/20	412,500	385,687
	HGIM Corp. Term Loan B TBD (PRIME + 3.50%), due 6/18/20 (e)(f)(g)	782,827	330,744
	Lucid Energy Group II LLC 2018 1st Lien Term Loan 4.79% (1 Month LIBOR + 3.00%), due 2/17/25 (d)	1,400,000	1,393,000
	Medallion Midland Acquisition LLC 1st Lien Term Loan 5.13% (1 Month LIBOR + 3.25%), due 10/30/24 (d)	598,500	598,500
	Philadelphia Energy Solutions LLC (f)
	DIP Term Loan A 8.13% (1 Month LIBOR + 6.25%), due 7/31/18	733,559	738,452
	Term Loan B 8.75% (PRIME + 4.00%), due 4/4/18 (d)	1,242,385	1,000,120
	Seadrill Partners Finco LLC Term Loan B 8.30% (3 Month LIBOR + 6.00%), due 2/21/21 (e)	1,995,828	1,664,854
	Summit Midstream Partners Holdings LLC Term Loan B 7.88% (1 Month LIBOR + 6.00%), due 5/13/22	1,540,000	1,559,250
	Traverse Midstream Partners LLC 2017 Term Loan 5.85% (3 Month LIBOR + 4.00%), due 9/27/24	1,333,333	1,341,389
			12,295,314
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.8%
	American Builders & Contractors Supply Co., Inc. 2017 Term Loan B 4.38% (1 Month LIBOR + 2.50%), due 10/31/23	2,130,975	2,133,639
	Hillman Group, Inc. Term Loan B 5.80% (3 Month LIBOR + 3.50%), due 6/30/21	1,429,473	1,441,981
	KIK Custom Products, Inc. 2015 Term Loan B 5.88% (1 Month LIBOR + 4.00%), due 5/15/23	1,000,000	1,008,958
	Prestige Brands, Inc. Term Loan B4 3.88% (1 Month LIBOR + 2.00%), due 1/26/24	690,001	691,439
	Revlon Consumer Products Corp. 2016 Term Loan B 5.38% (1 Month LIBOR + 3.50%), due 9/7/23	2,544,583	2,009,513
	Spectrum Brands, Inc.
	2017 Term Loan B 3.789% (2 Month LIBOR + 2.00%), due 6/23/22	705,030	706,881
	2017 Term Loan B 3.791% (3 Month LIBOR + 2.00%), due 6/23/22	571,034	572,533
	2017 Term Loan B 3.994% (2 Month LIBOR + 2.00%), due 6/23/22	609,156	610,755
	SRAM LLC (d)
	2017 Incremental Term Loan 4.973% (2 Month LIBOR + 3.25%), due 3/15/24	1,393,749	1,393,749
	2017 Incremental Term Loan 5.211% (2 Month LIBOR + 3.25%), due 3/15/24	2,254,969	2,254,969
	2017 Incremental Term Loan 7.00% (PRIME + 2.25%), due 3/15/24	11,905	11,905
	Varsity Brands, Inc. 2017 Term Loan B 5.38% (1 Month LIBOR + 3.50%), due 12/15/24	1,995,000	2,011,209
			14,847,531
	Personal, Food & Miscellaneous Services 1.4%
	Aramark Services, Inc. 2017 Term Loan B1 3.88% (1 Month LIBOR + 2.00%), due 3/11/25	997,500	1,005,397
	Golden Nugget, Inc.
	2017 Incremental Term Loan 4.90% (3 Month LIBOR + 3.25%), due 10/4/23	1,375,900	1,386,865
	2017 Incremental Term Loan 5.039% (2 Month LIBOR + 3.25%), due 10/4/23	1,799,901	1,814,245
	IRB Holding Corp. 1st Lien Term Loan 4.94% (1 Month LIBOR + 3.25%), due 2/5/25	1,500,000	1,514,374
	Pizza Hut Holdings LLC 1st Lien Term Loan B 3.81% (1 Month LIBOR + 2.00%), due 6/16/23	2,955,150	2,959,459
	Weight Watchers International, Inc. 2017 Term Loan B 6.45% (3 Month LIBOR + 4.75%), due 11/29/24	2,962,500	2,983,483
			11,663,823
	Printing & Publishing 0.7%
	Cengage Learning Acquisitions, Inc. 2016 Term Loan B 6.04% (1 Month LIBOR + 4.25%), due 6/7/23	711,380	647,578
	Getty Images, Inc. Term Loan B 5.80% (3 Month LIBOR + 3.50%), due 10/18/19	2,127,610	2,036,300
	McGraw-Hill Global Education Holdings LLC 2016 Term Loan B 5.88% (1 Month LIBOR + 4.00%), due 5/4/22	2,210,625	2,178,502
	Prometric Holdings, Inc. 1st Lien Term Loan 4.77% (3 Month LIBOR + 3.00%), due 1/29/25	525,000	527,953
			5,390,333
	Printing, Publishing, & Broadcasting 0.2%
	Meredith Corp. Term Loan B 4.88% (1 Month LIBOR + 3.00%), due 1/31/25	1,500,000	1,508,126

	Retail Store 5.0%
	Alphabet Holding Co., Inc. 2017 1st Lien Term Loan 5.38% (1 Month LIBOR + 3.50%), due 9/26/24	2,089,500	1,936,271
	American Tire Distributors Holdings, Inc. 2015 Term Loan 6.24% (2 Month LIBOR + 4.25%), due 9/1/21	1,550,124	1,567,563
	Bass Pro Group LLC Term Loan B 6.88% (1 Month LIBOR + 5.00%), due 9/25/24	2,985,000	2,954,404
	Belk, Inc. Term Loan 6.46% (3 Month LIBOR + 4.75%), due 12/12/22	1,442,425	1,248,727
	BJ's Wholesale Club, Inc.
	2017 1st Lien Term Loan 5.19% (1 Month LIBOR + 3.50%), due 2/3/24	2,580,500	2,576,980
	2017 2nd Lien Term Loan 9.19% (1 Month LIBOR + 7.50%), due 2/3/25	862,500	864,387
	CNT Holdings III Corp. 2017 Term Loan 5.13% (1 Month LIBOR + 3.25%), due 1/22/23	1,263,725	1,231,605
	Harbor Freight Tools USA, Inc. 2018 Term Loan B 4.38% (1 Month LIBOR + 2.50%), due 8/18/23	2,458,887	2,460,593
	Leslie's Poolmart, Inc. 2016 Term Loan 5.28% (2 Month LIBOR + 3.50%), due 8/16/23	3,868,305	3,887,646
	Michaels Stores, Inc.
	2016 Term Loan B1 4.49% (1 Month LIBOR + 2.75%), due 1/30/23	1,311,687	1,317,516
	2016 Term Loan B1 4.572% (1 Month LIBOR + 2.75%), due 1/30/23	226,153	227,158
	2016 Term Loan B1 4.627% (1 Month LIBOR + 2.75%), due 1/30/23	3,510,684	3,526,285
	Neiman Marcus Group, Ltd. LLC 2020 Term Loan 4.94% (1 Month LIBOR + 3.25%), due 10/25/20	1,848,058	1,592,795
¤	Party City Holdings Inc.
	2018 Term Loan B 4.53% (3 Month LIBOR + 2.75%), due 8/19/22	4,972,224	4,989,488
	2018 Term Loan B 4.75% (2 Month LIBOR + 2.75%), due 8/19/22	317,036	318,137
	Petco Animal Supplies, Inc. 2017 Term Loan B 4.77% (3 Month LIBOR + 3.00%), due 1/26/23	2,613,333	1,907,733
	PetSmart, Inc. Term Loan B2 4.68% (1 Month LIBOR + 3.00%), due 3/11/22	3,306,667	2,647,400
	Sally Holdings LLC Term Loan B2 4.50%, due 7/5/24 (d)	1,666,667	1,633,333
	Staples, Inc. 2017 Term Loan B 5.79% (3 Month LIBOR + 4.00%), due 9/12/24	4,156,250	4,116,421
			41,004,442
	Telecommunications 2.6%
	Avaya, Inc. Exit Term Loan B 6.54% (1 Month LIBOR + 4.75%), due 12/15/24	1,496,250	1,506,537
	CenturyLink, Inc. 2017 Term Loan B 4.63% (1 Month LIBOR + 2.75%), due 1/31/25	1,995,000	1,962,996
	CSC Holdings LLC 2018 Term Loan B 4.28% (1 Month LIBOR + 2.50%), due 1/25/26	3,750,000	3,747,656
	Frontier Communications Corp. 2017 Term Loan B1 5.63% (1 Month LIBOR + 3.75%), due 6/15/24	1,488,750	1,465,179
	Onvoy LLC 2017 1st Lien Term Loan B 6.80% (3 Month LIBOR + 4.50%), due 2/10/24 (d)	2,475,000	2,382,187
	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan 4.79% (3 Month LIBOR + 3.00%), due 11/3/23	895,489	891,991
	Radiate Holdco LLC 1st Lien Term Loan 4.88% (1 Month LIBOR + 3.00%), due 2/1/24	1,386,000	1,377,511
	SBA Senior Finance II LLC Term Loan B1 3.99% (1 Week LIBOR + 2.25%), due 3/24/21	1,835,656	1,838,279
	Sprint Communications, Inc. 1st Lien Term Loan B 4.44% (1 Month LIBOR + 2.50%), due 2/2/24	1,980,000	1,979,382
	Syniverse Holdings, Inc.
	2018 1st Lien Term Loan 6.72% (3 Month LIBOR + 5.00%), due 3/9/23	1,687,500	1,705,958
	2018 2nd Lien Term Loan 10.72% (3 Month LIBOR + 9.00%), due 3/11/24 (d)	500,000	506,250
	West Corp. 2017 Term Loan 5.88% (1 Month LIBOR + 4.00%), due 10/10/24	1,759,357	1,771,332
			21,135,258
	Utilities 2.9%
	Astoria Energy LLC Term Loan B 5.88% (1 Month LIBOR + 4.00%), due 12/24/21	2,348,796	2,366,412
	Calpine Corp. Term Loan B5 4.81% (3 Month LIBOR + 2.50%), due 1/15/24	1,715,762	1,720,587
	Compass Power Generation LLC 2017 Term Loan B 6.05% (3 Month LIBOR + 3.75%), due 12/20/24	698,250	703,705
	Dayton Power & Light Co. Term Loan B 3.88% (1 Month LIBOR + 2.00%), due 8/24/22	493,750	495,293
¤	Dynegy, Inc. 2017 Term Loan C2 4.60% (1 Month LIBOR + 2.75%), due 2/7/24	1,925,131	1,936,093
	EIF Channelview Cogeneration LLC Term Loan B 5.13% (1 Month LIBOR + 3.25%), due 5/8/20 (d)	2,170,116	2,083,311
	Entergy Rhode Island State Energy L.P. Term Loan B 6.63% (1 Month LIBOR + 4.75%), due 12/17/22	947,211	950,171
	Granite Acquisition, Inc.
	Term Loan B 5.19% (3 Month LIBOR + 3.50%), due 12/19/21	1,899,788	1,922,348
	Term Loan C 5.80% (3 Month LIBOR + 3.50%), due 12/19/21	47,404	47,967
	2nd Lien Term Loan B 9.55% (3 Month LIBOR + 7.25%), due 12/19/22	742,177	746,816
	Helix Gen Funding LLC Term Loan B 5.63% (1 Month LIBOR + 3.75%), due 6/2/24	3,677,645	3,710,847
	Southeast PowerGen LLC Term Loan B 5.38% (1 Month LIBOR + 3.50%), due 12/2/21 (d)	837,512	783,074
	TEX Operations Co. LLC
	Exit Term Loan B 4.38% (1 Month LIBOR + 2.50%), due 8/4/23	3,216,429	3,237,335
	Exit Term Loan C 4.38% (1 Month LIBOR + 2.50%), due 8/4/23	571,429	575,143
	Texas Competitive Electric Holdings Co. LLC (d)(h)
	Non-Extended Term Loan TBD, due 1/10/19	1,750,000	713,125
	Extended Term Loan TBD, due 1/10/19	1,750,000	729,925
	Vistra Operations Co. LLC
	2016 Term Loan B2 4.058% (1 Month LIBOR + 2.25%), due 12/14/23	492,188	495,000
	2016 Term Loan B2 4.127% (1 Month LIBOR + 2.25%), due 12/14/23	155,859	156,750
			23,373,902
	Total Floating Rate Loans (Cost $687,775,556)		685,884,015

	Foreign Floating Rate Loans 8.9% (c)
	Beverage, Food & Tobacco 0.3%
	Jacobs Douwe Egberts International B.V. Term Loan B5 4.06% (3 Month LIBOR + 2.25%), due 7/2/22 (d)	2,413,046	2,419,078

	Broadcasting & Entertainment 0.5%
	Numericable Group S.A.
	Term Loan B11 4.52% (3 Month LIBOR + 2.75%), due 7/31/25	2,972,525	2,875,918
	Term Loan B12 4.72% (3 Month LIBOR + 3.00%), due 1/31/26	997,475	963,561
			3,839,479
	Chemicals, Plastics & Rubber 1.0%
	Allnex (Luxembourg) & Cy S.C.A. 2016 Term Loan B2 5.21% (3 Month LIBOR + 3.25%), due 9/13/23	1,292,880	1,300,960
	Alpha 3 B.V. 2017 Term Loan B1 5.30% (1 Week LIBOR + 3.00%), due 1/31/24	1,985,000	1,999,888
	Diamond (BC) B.V. Term Loan 4.99% (2 Month LIBOR + 3.00%), due 9/6/24	1,662,500	1,659,383
	Flint Group GmbH Term Loan C 4.74% (3 Month LIBOR + 3.00%), due 9/7/21 (d)	403,282	379,085
	Oxea Holding Drei GmbH 2017 Term Loan B2 5.25% (3 Month LIBOR + 3.50%), due 10/11/24	2,493,750	2,492,191
			7,831,507
	Diversified/Conglomerate Manufacturing 0.5%
	Bright Bidco B.V.
	2018 Term Loan B 5.377% (1 Month LIBOR + 3.50%), due 6/30/24	345,324	350,216
	2018 Term Loan B 5.802% (3 Month LIBOR + 3.50%), due 6/30/24	1,639,676	1,662,906
	Garda World Security Corp.
	2017 Term Loan 5.506% (3 Month LIBOR + 3.50%), due 5/24/24	2,190,797	2,211,062
	2017 Term Loan 7.25% (PRIME + 2.50%), due 5/24/24	5,532	5,583
			4,229,767
	Diversified/Conglomerate Service 0.2%
	SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4 TBD, due 2/28/25 (e)	1,861,581	1,870,308

	Electronics 0.7%
	Avast Software B.V. 2017 Term Loan B 5.05% (3 Month LIBOR + 2.75%), due 9/30/23	1,991,283	2,000,929
	Camelot UK Holdco, Ltd. 2017 Repriced Term Loan 5.13% (1 Month LIBOR + 3.25%), due 10/3/23	1,477,612	1,485,792
	Oberthur Technologies S.A. 2016 Term Loan B1 6.05% (3 Month LIBOR + 3.75%), due 1/10/24	1,114,947	1,103,797
	Trader Corp. 2017 Term Loan B 5.29% (3 Month LIBOR + 3.00%), due 9/28/23 (d)	1,283,127	1,281,523
			5,872,041
	Healthcare, Education & Childcare 1.3%
	Endo Luxembourg Finance Co. I S.a r.l. 2017 Term Loan B 6.19% (1 Month LIBOR + 4.25%), due 4/29/24	4,849,716	4,840,017
	Mallinckrodt International Finance S.A. Term Loan B 5.20% (3 Month LIBOR + 2.75%), due 9/24/24	1,120,338	1,118,781
¤	Valeant Pharmaceuticals International, Inc. Term Loan B Series F4 5.24% (1 Month LIBOR + 3.50%), due 4/1/22	4,293,029	4,336,496
			10,295,294
	Hotels, Motels, Inns & Gaming 1.0%
	Amaya Holdings B.V.
	Repriced Term Loan B 5.80% (3 Month LIBOR + 3.50%), due 8/1/21	5,087,533	5,109,155
	2nd Lien Term Loan 9.30% (3 Month LIBOR + 7.00%), due 8/1/22	110,268	110,268
	Belmond Interfin, Ltd. Dollar Term Loan 4.63% (1 Month LIBOR + 2.75%), due 7/3/24	1,588,000	1,591,970
	Four Seasons Hotels, Ltd. New 1st Lien Term Loan 3.88% (1 Month LIBOR + 2.00%), due 11/30/23	493,750	495,601
	Gateway Casinos & Entertainment, Ltd. 2018 Term Loan B 4.75% (3 Month LIBOR + 3.00%), due 3/8/25	600,000	603,750
	GVC Holdings PLC 2018 Term Loan TBD, due 3/15/24 (e)	500,000	500,000
			8,410,744
	Leisure, Amusement, Motion Pictures & Entertainment 0.9%
	Bombardier Recreational Products, Inc. 2016 Term Loan B 4.38% (1 Month LIBOR + 2.50%), due 6/30/23	1,707,752	1,719,706
	Delta 2 (Luxembourg) S.A.R.L. 2018 Term Loan 4.38% (1 Month LIBOR + 2.50%), due 2/1/24	3,568,089	3,572,549
	DHX Media, Ltd. Term Loan B 5.63% (1 Month LIBOR + 3.75%), due 12/29/23	1,240,625	1,244,760
	Lions Gate Entertainment Corp. 2018 Term Loan B TBD, due 3/19/25	750,000	752,344
			7,289,359
	Oil & Gas 0.2%
	EG Group, Ltd. 2018 Term Loan B TBD, due 1/19/25 (e)	1,200,000	1,194,750
	MEG Energy Corp. 2017 Term Loan B 5.81% (3 Month LIBOR + 3.50%), due 12/31/23	142,500	142,456
	Pacific Drilling S.A. Term Loan B TBD (PRIME + 4.50%), due 6/3/18 (e)(f)(g)	1,489,444	503,928
			1,841,134
	Personal & Nondurable Consumer Products (Manufacturing Only) 0.4%
	Array Canada, Inc. Term Loan B 7.30% (1 Week LIBOR + 5.00%), due 2/10/23 (d)	1,462,500	1,469,813
	Titan Acquisition, Ltd. 2018 Term Loan B TBD, due 3/15/25	1,875,000	1,870,897
			3,340,710
	Printing & Publishing 0.5%
	Springer Science & Business Media Deutschland GmbH Term Loan B13 5.38% (1 Month LIBOR + 3.50%), due 8/15/22	3,980,210	3,995,135

	Retail Store 0.2%
	EG Finco, Ltd. 2018 Term Loan TBD, due 1/19/25 (e)	1,500,000	1,498,125

	Telecommunications 1.2%
	Digicel International Finance, Ltd. 2017 Term Loan B 5.02% (3 Month LIBOR + 3.25%), due 5/28/24	522,375	519,981
	Intelsat Jackson Holdings S.A. 2017 Term Loan B3 5.71% (3 Month LIBOR + 3.75%), due 11/27/23	4,139,180	4,137,889
	Telesat Canada Term Loan B4 5.31% (3 Month LIBOR + 3.00%), due 11/17/23	4,822,276	4,838,348
			9,496,218
	Total Foreign Floating Rate Loans (Cost $72,967,896)		72,228,899
	Total Long-Term Bonds (Cost $789,299,998)		786,982,691

	Shares
Affiliated Investment Companies 0.3%
Fixed Income Funds 0.3%
MainStay MacKay High Yield Corporate Bond Fund Class I	492,059	2,780,135

Total Affiliated Investment Companies (Cost $2,830,132)		2,780,135

Common Stocks 0.6%
Energy Equipment & Services 0.1%
Ocean Rig UDW, Inc., Class A (i)	32,423	818,032

Equity Real Estate Investment Trusts 0.1%
VICI Properties, Inc. (i)	56,992	1,044,093

Hotels, Restaurants & Leisure 0.1%
Caesars Entertainment Corp. (i)	39,323	442,384

Metals & Mining 0.3%
AFGlobal Corp. (d)(e)(h)(i)	45,694	2,181,889

Oil & Gas 0.0% ‡
Templar Energy Corp., Class B (d)(e)(h)(i)	36,393	1,019
Templar Energy LLC, Class A (d)(e)(h)(i)	36,029	100,882
		101,901
Total Common Stocks (Cost $4,253,772)		4,588,299

Preferred Stocks 0.0%‡
Oil & Gas 0.0% ‡
Templar Energy Corp. (8.00% PIK) (b)(d)(e)(h)(i)	46,306	202,592

Total Preferred Stocks (Cost $227,580)		202,592

	Principal Amount
Short-Term Investments 5.2%
Repurchase Agreement 0.4%
Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $3,399,062 (Collateralized by a United States Treasury Note with a rate of 2.50% and a maturity date of 5/15/24, with a Principal Amount of $3,470,000 and a Market Value of $3,467,571)	$3,398,783	3,398,783
Total Repurchase Agreement (Cost $3,398,783)		3,398,783

U.S. Government & Federal Agencies 4.8% (j)
1.568%, due 4/5/18	11,433,000	11,431,037
1.575%, due 4/12/18	3,185,000	3,183,491
1.609%, due 4/12/18	18,918,000	18,908,839
1.616%, due 4/5/18	1,975,000	1,974,650
1.675%, due 4/19/18	1,411,000	1,409,836
1.683%, due 4/12/18	2,400,000	2,398,784
Total U.S. Government & Federal Agencies (Cost $39,306,637)		39,306,637
Total Short-Term Investments (Cost $42,705,420)		42,705,420
Total Investments (Cost $839,316,902)	102.8%	837,259,137
Other Assets, Less Liabilities	(2.8)	(23,044,757)
Net Assets	100.0%	$814,214,380

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Floating rate - Rate shown was the rate in effect as of March 31, 2018.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Illiquid security - As of March 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $28,775,316, which represented 3.5% of the Portfolio's net assets.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, the total market value of fair valued securities was $3,929,432, which represented 0.5% of the Portfolio's net assets.
(i)	Non-income producing security.
(j)	Interest rate shown represents yield to maturity.

The following abbreviations are used in the preceding pages:
LIBOR	—London Interbank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$28,869,777	$—	$28,869,777
Floating Rate Loans (b)	—	608,813,631	77,070,384	685,884,015
Foreign Floating Rate Loans (c)	—	66,679,400	5,549,499	72,228,899
Total Long-Term Bonds	—	704,362,808	82,619,883	786,982,691
Affiliated Investment Companies
Fixed Income Funds	2,780,135	—	—	2,780,135
Common Stocks (d)	2,304,509	—	2,283,790	4,588,299
Preferred Stocks (e)	—	—	202,592	202,592
Short-Term Investments
Repurchase Agreement	—	3,398,783	—	3,398,783
U.S. Government & Federal Agencies	—	39,306,637	—	39,306,637
Total Short-Term Investments	—	42,705,420	—	42,705,420
Total Investments in Securities	$5,084,644	$747,068,228	$85,106,265	$837,259,137

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $77,070,384 are held within the Floating Rate Loans section of the Portfolio of Investments, $75,627,334 of these Level 3 securities were valued by a pricing service without adjustment.

(c)	The Level 3 securities valued at $5,549,499 are held within the Foreign Floating Rate Loans section of the Portfolio of Investments, which were valued by a pricing service without adjustment.

(d)	The Level 3 securities valued at $2,181,889 and $101,901 are held in Metals & Mining, and Oil & Gas, respectively, within the Common Stocks section of the Portfolio of Investments.

(e)	The Level 3 security valued at $202,592 is held in Oil & Gas within the Preferred Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2018, securities with a market value of $22,155,756 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of December 31, 2018, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant observable inputs.

As of March 31, 2018, a security with a market value of $17,765,400 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2018, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Net Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of March 31, 2018
Long-Term Bonds
Floating Rate Loans
Automobile	$1,890,163	$713	$(42)	$25,227	$—	$(24,434)	$2,494,375	$—	$4,386,002	$25,227
Banking	3,356,974	722	3,682	(2,702)	1,434,579	(1,855,088)	1,507,443	—	4,445,610	21,700
Beverage, Food & Tobacco	777,700	72	158	(19,963)	2,308,110	(26,924)	—	—	3,039,153	(19,963)
Broadcasting & Entertainment	1,873,965	1,673	134	22,481	—	(5,625)	875,029	(208,885)	2,558,772	22,481
Buildings & Real Estate	2,444,271	(509)	(30)	5,069	995,000	(5,884)	—	—	3,437,917	5,069
Chemicals, Plastics & Rubber	982,618	82	141	1,970	—	(31,364)	486,668	(982,618)	457,497	1,970
Containers, Packaging & Glass	6,371,849	1,531	(11,143)	(78,976)	—	(551,344)	2,976,906	—	8,708,823	(70,073)
Diversified/Conglomerate Manufacturing	680,063	268	27	16,265	897,750	(10,188)	1,389,675	—	2,973,860	16,265
Diversified/Conglomerate Service	10,167,442	1,352	46,890	16,430	2,484,661	(1,192,547)	—	(1,065,938)	10,458,290	4,825
Electronics	4,934,805	2,503	13,694	(15,038)	2,878,405	(3,042,229)	3,517,533	(210,417)	8,079,256	8,232
Finance	3,538,388	474	111	(13,578)	—	(1,321,306)	—	(1,206,000)	998,089	(1,251)
Healthcare, Education & Childcare	7,032,045	111	6,606	(37,719)	—	(4,188,423)	—	(2,812,620)	—	—
Home and Office Furnishings, Housewares & Durable Consumer Products	1,077,855	421	25	78,544	—	(3,000)	—	—	1,153,845	78,544
Hotels, Motels, Inns & Gaming	1,910,159	(157)	(4)	(3,799)	1,500,000	(1,900,574)	—	—	1,505,625	5,624
Leisure, Amusement, Motion Pictures & Entertainment	2,029,023	370	—	(370)	—	—	—	(1,241,023)	788,000	(370)
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	6,936,796	(419)	(1,518)	12,096	1,895,250	(1,358,907)	—	(1,408,835)	6,074,463	15,160
Mining, Steel, Iron & Non-Precious Metals	—	153	—	7,335	1,990,012	—	—	—	1,997,500	7,335
Oil & Gas	1,519,278	2,257	4	(87,380)	1,393,019	(1,500)	1,291,517	(601,342)	3,515,853	(87,380)
Personal & Nondurable Consumer Products (Manufacturing Only)	3,836,896	372	376	(24,580)	—	(152,441)	—	—	3,660,623	(24,580)
Retail Store	—	293	—	(27,377)	—	—	1,660,417	—	1,633,333	(27,377)
Telecommunications	2,109,063	(17)	26	293,097	492,519	(6,250)	—	—	2,888,438	293,097
Utilities	4,795,697	6,062	21	125,873	—	(9,360)	2,063,400	(2,672,258)	4,309,435	125,873
Foreign Floating Rate Loans
Beverage, Food & Tobacco	—	174	—	(174)	—	—	2,419,078	—	2,419,078	(174)
Chemicals, Plastics & Rubber	1,647,940	17	5	36,430	—	(1,045)	—	(1,304,262)	379,085	36,430
Diversified/Conglomerate Manufacturing	2,210,119	—	—	—	—	—	—	(2,210,119)	—	—
Electronics	1,283,127	104	—	(1,708)	—	—	—	—	1,281,523	(1,708)
Leisure, Amusement, Motion Pictures & Entertainment	1,245,305	—	—	—	—	—	—	(1,245,305)	—	—
Oil & Gas	595,778	—	—	—	—	—	—	(595,778)	—	—
Personal & Nondurable Consumer Products (Manufacturing Only)	—	608	76	4,789	—	(9,375)	1,473,715	—	1,469,813	4,789
Common Stocks
Metals & Mining	1,919,148	—	—	262,741	—	—	—	—	2,181,889	262,741
Oil & Gas	101,901	—	—	—	—	—	—	—	101,901	—
Preferred Stocks
Oil & Gas	202,592	—	—	—	—	—	—	—	202,592	—

Total	$77,470,960	$19,230	$59,239	$594,983	$18,269,305	$(15,697,808)	$22,155,756	$(17,765,400)	$85,106,265	$702,486

MainStay VP Growth Allocation Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.9% †
Equity Funds 99.9%
IQ 50 Percent Hedged FTSE Europe ETF (a)	836,630	$16,433,588
IQ 50 Percent Hedged FTSE International ETF (a)	2,208,128	46,481,094
IQ Chaikin U.S. Large Cap ETF (a)	1,213,414	30,420,289
IQ Chaikin U.S. Small Cap ETF (a)	1,451,646	39,600,903
IQ Global Resources ETF (a)(b)	811,850	22,366,468
MainStay Cushing MLP Premier Fund Class I	585,170	6,401,757
MainStay Epoch Capital Growth Fund Class I (a)(b)	781,147	9,920,569
MainStay Epoch Global Choice Fund Class I (a)	1,104,591	23,085,949
MainStay Epoch International Choice Fund Class I (a)	1,877,025	65,902,331
MainStay Epoch U.S. All Cap Fund Class R6 (a)(b)	2,312,181	64,463,601
MainStay Epoch U.S. Equity Yield Fund Class R6	180,032	2,821,094
MainStay MacKay International Opportunities Fund Class I (a)	8,241,617	75,905,296
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	7,416,317	72,754,072
MainStay MAP Equity Fund Class I (a)	1,720,652	71,493,099
MainStay VP Cornerstone Growth Portfolio Initial Class (a)	1,468,982	45,859,564
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	4,397,713	42,545,455
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	2,270,905	32,561,764
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	9,922,556	102,974,279
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	3,137,460	48,730,857
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	3,342,587	42,928,624
MainStay VP International Equity Portfolio Initial Class	805,813	13,968,966
MainStay VP Large Cap Growth Portfolio Initial Class (a)	1,992,508	50,543,480
MainStay VP Mid Cap Core Portfolio Initial Class (a)	4,519,869	69,279,649
MainStay VP S&P 500 Index Portfolio Initial Class	187,073	9,654,247
MainStay VP Small Cap Core Portfolio Initial Class (a)	3,327,366	43,498,745
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	6,054,377	83,325,671
		1,133,921,411
Total Affiliated Investment Companies (Cost $1,049,528,502)		1,133,921,411

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $942,483(Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 11/30/20, with a Principal Amount of $980,000 and a Market Value of $965,823)	$942,405	942,405
Total Short-Term Investment (Cost $942,405)		942,405
Total Investments (Cost $1,050,470,907)	100.0%	1,134,863,816
Other Assets, Less Liabilities	(0.0)‡	(426,102)
Net Assets	100.0%	$1,134,437,714

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$1,133,921,411	$—	$—	$1,133,921,411
Short-Term Investment
Repurchase Agreement	—	942,405	—	942,405
Total Investments in Securities	$1,133,921,411	$942,405	$—	$1,134,863,816

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Government Portfolio

Portfolio of Investments  March 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.3% †
	Asset-Backed Securities 3.1%
	Other Asset-Backed Securities 2.6%
	Small Business Administration Participation Certificates
	Series 2012-20L, Class 1 1.93%, due 12/1/32	$675,534	$653,159
	Series 2014-20H, Class 1 2.88%, due 8/1/34	690,705	687,991
	Series 2015-20G, Class 1 2.88%, due 7/1/35	1,643,443	1,632,568
	Series 2014-20I, Class 1 2.92%, due 9/1/34	737,812	734,901
	Series 2014-20C, Class 1 3.21%, due 3/1/34	1,374,741	1,394,624
			5,103,243
	Utilities 0.5%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	970,982	1,020,694

	Total Asset-Backed Securities (Cost $6,156,333)		6,123,937

	Corporate Bonds 6.4%
	Agriculture 0.6%
	Altria Group, Inc. 2.85%, due 8/9/22	1,170,000	1,145,579

	Banks 0.4%
	Bank of America Corp. 6.875%, due 4/25/18	900,000	902,333

	Electric 2.0%
	Duke Energy Florida Project Finance LLC 2.538%, due 9/1/31	1,900,000	1,814,417
	PECO Energy Co. 1.70%, due 9/15/21	2,420,000	2,316,073
			4,130,490
	Pipelines 0.6%
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	1,200,000	1,239,623

	Real Estate Investment Trusts 1.2%
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23	2,350,000	2,322,899

	Telecommunications 1.6%
¤	Crown Castle Towers LLC 4.883%, due 8/15/40 (a)	3,100,000	3,208,413

	Total Corporate Bonds (Cost $13,383,242)		12,949,337

	Mortgage-Backed Securities 2.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.6%
	BXP Trust Series 2017-GM, Class A 3.379%, due 6/13/39 (a)	1,750,000	1,731,181
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	514,092	543,153
	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class A3 4.106%, due 7/15/46 (a)	893,066	893,289
			3,167,623
	Residential Mortgages (Collateralized Mortgage Obligations) 0.5%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 3.513%, due 8/25/36 (b)	203,871	188,332
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 2.51% (1-year Treasury Constant Maturity Rate + 0.47%), due 2/25/42 (a)(c)(d)(e)(f)	848,113	766,668
			955,000
	Total Mortgage-Backed Securities (Cost $4,261,732)		4,122,623

	U.S. Government & Federal Agencies 86.7%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0% (g)‡
	Series 360, Class 2, IO 5.00%, due 8/25/35	117,013	23,949
	Series 361, Class 2, IO 6.00%, due 10/25/35	25,089	5,880
			29,829
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 25.3%
	2.50%, due 1/1/32	352,646	345,518
	2.50%, due 8/1/46	1,874,732	1,767,031
	3.00%, due 9/1/44 TBA (h)	1,500,000	1,462,500
¤	3.00%, due 4/1/45	3,096,472	3,032,610
	3.00%, due 5/1/45	2,265,334	2,217,994
	3.00%, due 6/1/45	2,154,326	2,108,725
	3.00%, due 7/1/45	1,164,913	1,139,626
	3.00%, due 5/1/46	1,259,057	1,229,690
	3.00%, due 11/1/47	983,100	959,526
	3.23% (1-year Treasury Constant Maturity Rate + 2.25%), due 6/1/35 (d)	104,680	110,687
	3.457% (12 Month LIBOR + 1.625%), due 3/1/35 (d)	16,188	16,926
	3.50%, due 10/1/25	278,941	284,873
	3.50%, due 11/1/25	1,773,214	1,810,811
	3.50%, due 12/1/41	260,130	262,253
	3.50%, due 5/1/42	337,321	339,877
	3.50%, due 7/1/42	266,240	268,260
	3.50%, due 8/1/42	907,835	916,336
	3.50%, due 6/1/43	1,308,259	1,318,174
	3.50%, due 8/1/43	1,118,488	1,126,971
	3.50%, due 1/1/44	1,105,651	1,114,035
	3.50%, due 5/1/44	1,441,459	1,452,386
	3.50%, due 12/1/45	1,867,386	1,875,033
	3.50%, due 5/1/46	1,019,954	1,024,131
	3.597% (1-year Treasury Constant Maturity Rate + 2.25%), due 2/1/37 (d)	74,856	78,533
	4.00%, due 3/1/25	634,619	661,144
	4.00%, due 7/1/25	254,719	265,665
	4.00%, due 8/1/31	474,228	494,015
	4.00%, due 8/1/39	519,895	538,321
	4.00%, due 12/1/40	2,637,212	2,734,181
¤	4.00%, due 2/1/41	4,359,444	4,517,677
¤	4.00%, due 3/1/41	4,604,294	4,773,703
	4.00%, due 1/1/42	2,437,712	2,527,483
	4.00%, due 12/1/42	884,873	916,386
	4.00%, due 8/1/44	470,661	487,898
	4.00%, due 12/1/45	611,684	630,392
	4.00%, due 2/1/46	1,818,983	1,874,591
	4.50%, due 3/1/41	487,373	516,983
	4.50%, due 5/1/41	825,851	874,515
	4.50%, due 8/1/41	904,476	957,830
	5.00%, due 1/1/20	70,781	71,220
	5.00%, due 6/1/33	359,802	386,946
	5.00%, due 8/1/33	202,644	217,861
	5.00%, due 5/1/36	135,636	145,913
	5.00%, due 10/1/39	649,801	705,780
	5.50%, due 1/1/21	79,305	81,299
	5.50%, due 1/1/33	327,580	360,193
	6.50%, due 4/1/37	54,225	61,068
			51,063,570
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 41.5%
	2.00%, due 11/1/31	2,400,703	2,294,686
	2.50%, due 9/1/46	276,341	260,616
	2.50%, due 1/1/57	972,703	910,142
	3.00%, due 10/1/32	887,289	884,594
	3.00%, due 4/1/43	1,400,724	1,379,133
	3.00%, due 3/1/46	869,820	849,147
	3.00%, due 9/1/46	2,654,481	2,574,027
	3.00%, due 10/1/46	2,243,343	2,175,281
	3.00%, due 2/1/57	962,051	930,657
	3.067% (6 Month LIBOR + 1.546%), due 11/1/34 (d)	85,714	88,763
	3.34% (12 Month LIBOR + 1.589%), due 4/1/34 (d)	153,418	163,303
	3.50%, due 11/1/20	606,404	618,782
	3.50%, due 10/1/25	658,764	673,087
¤	3.50%, due 11/1/25	4,638,145	4,738,760
	3.50%, due 9/1/32	2,594,070	2,650,403
	3.50%, due 11/1/32	619,871	633,361
	3.50%, due 2/1/41	1,411,082	1,424,348
	3.50%, due 11/1/41	2,419,288	2,442,091
	3.50%, due 12/1/41	894,241	902,670
	3.50%, due 1/1/42	2,140,279	2,160,453
	3.50%, due 3/1/42	1,929,976	1,948,168
	3.50%, due 5/1/42	921,387	930,072
	3.50%, due 8/1/42	2,205,780	2,222,188
	3.50%, due 11/1/42	889,306	896,005
	3.50%, due 12/1/42	1,249,889	1,260,642
	3.50%, due 2/1/43	1,261,475	1,271,800
	3.50%, due 5/1/43	2,175,047	2,192,911
	3.50%, due 6/1/43	681,870	687,018
	3.50%, due 3/1/45	1,307,323	1,314,904
	3.50%, due 10/1/47	980,690	983,866
	4.00%, due 9/1/31	1,028,331	1,070,779
	4.00%, due 1/1/41	735,042	761,904
	4.00%, due 2/1/41	982,374	1,017,456
	4.00%, due 3/1/41	1,590,060	1,650,488
	4.00%, due 10/1/41	453,739	471,001
	4.00%, due 3/1/42	1,206,505	1,247,345
	4.00%, due 6/1/42	646,231	667,451
	4.00%, due 7/1/42	1,807,632	1,866,894
	4.00%, due 8/1/42	964,314	996,086
	4.00%, due 9/1/42	923,504	954,685
	4.00%, due 6/1/44 TBA (h)	1,350,000	1,385,363
	4.00%, due 9/1/47	949,310	975,449
	4.50%, due 7/1/18	21,610	21,772
	4.50%, due 11/1/18	41,654	41,966
	4.50%, due 6/1/23	213,559	220,824
	4.50%, due 10/1/33	422,852	445,052
	4.50%, due 5/1/39	398,552	423,160
	4.50%, due 6/1/39	535,229	567,830
	4.50%, due 7/1/39	1,863,613	1,982,437
	4.50%, due 8/1/39	2,358,318	2,503,996
	4.50%, due 9/1/39	79,675	84,755
	4.50%, due 9/1/40	2,309,469	2,457,403
	4.50%, due 12/1/40	1,605,415	1,697,869
¤	4.50%, due 1/1/41	3,806,075	4,050,392
	4.50%, due 2/1/41	312,842	332,290
	4.50%, due 8/1/41	1,543,682	1,634,590
	5.00%, due 9/1/20	2,520	2,559
	5.00%, due 11/1/33	690,096	747,327
	5.00%, due 7/1/34	80,905	87,355
	5.00%, due 6/1/35	498,146	537,788
	5.00%, due 10/1/35	127,963	138,151
	5.00%, due 1/1/36	57,175	61,690
	5.00%, due 2/1/36	686,983	741,663
	5.00%, due 5/1/36	652,375	704,120
	5.00%, due 3/1/40	935,838	1,014,398
	5.00%, due 2/1/41	1,917,526	2,092,110
	5.50%, due 6/1/19	61,462	61,953
	5.50%, due 11/1/19	66,521	67,229
	5.50%, due 4/1/21	144,154	147,721
	5.50%, due 6/1/21	13,678	13,992
	5.50%, due 6/1/33	847,115	931,680
	5.50%, due 11/1/33	548,002	601,724
	5.50%, due 12/1/33	578,104	635,024
	5.50%, due 6/1/34	181,075	198,935
	5.50%, due 3/1/35	262,449	288,099
	5.50%, due 12/1/35	96,391	105,891
	5.50%, due 4/1/36	470,384	516,902
	5.50%, due 1/1/37	161,825	180,532
	5.50%, due 7/1/37	167,304	187,495
	5.50%, due 8/1/37	118,511	130,142
	6.00%, due 1/1/33	92,012	103,036
	6.00%, due 3/1/33	98,725	110,340
	6.00%, due 9/1/34	18,579	20,804
	6.00%, due 9/1/35	295,196	336,363
	6.00%, due 10/1/35	68,260	77,483
	6.00%, due 4/1/36	208,099	233,587
	6.00%, due 6/1/36	163,713	183,582
	6.00%, due 11/1/36	162,361	182,400
	6.00%, due 4/1/37	19,138	19,967
	6.50%, due 10/1/31	37,814	42,200
	6.50%, due 7/1/32	12,369	13,803
	6.50%, due 2/1/37	28,276	31,556
	6.50%, due 8/1/47	25,938	28,134
			83,568,850
	Government National Mortgage Association (Mortgage Pass-Through Securities) 10.7%
	3.00%, due 8/20/45	2,037,956	2,015,253
	3.00%, due 6/20/46	1,162,507	1,140,750
	3.50%, due 7/1/45 TBA (h)	1,200,000	1,211,648
	3.50%, due 12/20/46	1,218,489	1,235,791
	3.50%, due 8/20/47	966,084	976,358
	4.00%, due 7/15/39	347,930	358,023
	4.00%, due 9/20/40	1,370,591	1,427,213
	4.00%, due 11/20/40	226,625	236,036
	4.00%, due 1/15/41	1,523,652	1,575,229
¤	4.00%, due 10/15/41	4,304,975	4,497,063
	4.00%, due 6/20/47	1,409,641	1,436,700
	4.50%, due 5/20/40	2,866,195	3,013,363
	5.00%, due 4/15/34	498,334	535,202
	5.00%, due 2/20/41	333,358	356,289
	5.50%, due 6/15/33	780,124	872,006
	5.50%, due 12/15/35	72,475	78,798
	6.00%, due 8/15/32	122,131	137,425
	6.00%, due 10/15/32	204,154	227,190
	6.50%, due 7/15/28	25,423	28,438
	6.50%, due 8/15/28	28,650	32,047
	6.50%, due 7/15/32	118,274	135,359
			21,526,181
	Overseas Private Investment Corporation 0.9%
	5.142%, due 12/15/23	1,738,844	1,861,221

	Tennessee Valley Authority 2.6%
¤	4.65%, due 6/15/35	4,395,000	5,242,044

	United States Treasury Notes 5.7%
	1.625%, due 8/15/22	2,170,000	2,089,727
	1.625%, due 5/15/26	380,000	349,526
	1.75%, due 9/30/22	300,000	289,981
	1.75%, due 5/15/23	500,000	480,117
¤	2.00%, due 8/31/21	3,295,000	3,245,446
¤	2.375%, due 8/15/24	5,200,000	5,112,047
			11,566,844
	Total U.S. Government & Federal Agencies (Cost $175,511,247)		174,858,539
	Total Long-Term Bonds (Cost $199,312,554)		198,054,436

	Short-Term Investment 3.5%
	Repurchase Agreement 3.5%
	Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $7,113,532 (Collateralized by a United States Treasury Inflation Indexed Note with a rate of 1.625% and a maturity date of 11/30/20, with a Principal Amount of $7,365,000 and a Market Value of $7,258,458)	7,112,947	7,112,947
	Total Short-Term Investment (Cost $7,112,947)		7,112,947
	Total Investments (Cost $206,425,501)	101.8%	205,167,383
	Other Assets, Less Liabilities	(1.8)	(3,544,514)
	Net Assets	100.0%	$201,622,869

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2018.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Floating rate - Rate shown was the rate in effect as of March 31, 2018.
(e)	Illiquid security - As of March 31, 2018, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $766,668, which represented 0.4% of the Portfolio's net assets.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, the total market value of fair valued security was $766,668, which represented 0.4% of the Portfolio's net assets.
(g)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2018, the total net market value of these securities was $4,059,511, which represented 2.0% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.

The following abbreviations are used in the preceding pages:

IO	—Interest Only
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$6,123,937	$—	$6,123,937
Corporate Bonds	—	12,949,337	—	12,949,337
Mortgage-Backed Securities (b)	—	3,355,955	766,668	4,122,623
U.S. Government & Federal Agencies	—	174,858,539	—	174,858,539
Total Long-Term Bonds	—	197,287,768	766,668	198,054,436
Short-Term Investment
Repurchase Agreement	—	7,112,947	—	7,112,947
Total Investments in Securities	$—	$204,400,715	$766,668	$205,167,383

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $766,668 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$784,636	$127	$683	$1,474	$-	$(20,252)	$-	$-	$766,668	$205

(a) Sales include principal reductions.

MainStay VP High Yield Corporate Bond Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 93.8% †
	Convertible Bonds 1.6%
	Auto Parts & Equipment 0.6%
¤	Exide Technologies (a)(b)(c)(d)(e)
	7.00% (7.00% PIK), due 4/30/25	$25,391,940	$13,610,080
	7.25% (7.25% PIK), due 4/30/25	4,786,204	5,130,811
			18,740,891
	Media 0.2%
	DISH Network Corp. 3.375%, due 8/15/26	6,395,000	6,175,651

	Oil & Gas 0.4%
¤	Comstock Resources, Inc. (d)
	7.75% (7.75% PIK), due 4/1/19	4,978,218	4,650,099
	9.50% (9.50% PIK), due 6/15/20	8,399,449	7,889,182
			12,539,281
	Real Estate Investment Trusts 0.4%
	VEREIT, Inc. 3.75%, due 12/15/20	11,135,000	11,253,866

	Total Convertible Bonds (Cost $55,765,536)		48,709,689

	Corporate Bonds 91.2%
	Advertising 0.9%
	Lamar Media Corp.
	5.375%, due 1/15/24	5,447,000	5,610,410
	5.75%, due 2/1/26	4,470,000	4,632,037
	Outfront Media Capital LLC / Outfront Media Capital Corp.
	5.25%, due 2/15/22	3,495,000	3,556,163
	5.625%, due 2/15/24	12,030,000	12,061,278
			25,859,888
	Aerospace & Defense 1.5%
	KLX, Inc. 5.875%, due 12/1/22 (e)	10,925,000	11,256,027
	Orbital ATK, Inc.
	5.25%, due 10/1/21	4,270,000	4,360,738
	5.50%, due 10/1/23	3,775,000	3,944,875
	Spirit AeroSystems, Inc. 5.25%, due 3/15/22	2,494,000	2,565,805
	TransDigm, Inc.
	5.50%, due 10/15/20	5,780,000	5,816,125
	6.00%, due 7/15/22	2,760,000	2,815,200
	6.50%, due 7/15/24	2,000,000	2,050,000
	6.50%, due 5/15/25	5,350,000	5,403,500
	Triumph Group, Inc. 7.75%, due 8/15/25	5,595,000	5,734,875
			43,947,145
	Apparel 0.2%
	William Carter Co. 5.25%, due 8/15/21	5,380,000	5,494,325

	Auto Manufacturers 1.4%
	BCD Acquisition, Inc. 9.625%, due 9/15/23 (e)	6,625,000	7,155,000
	Ford Holdings LLC 9.30%, due 3/1/30	6,970,000	9,492,318
	General Motors Financial Co., Inc. 6.75%, due 6/1/18	6,125,000	6,165,280
	McLaren Finance PLC 5.75%, due 8/1/22 (e)	7,620,000	7,667,625
	Navistar International Corp. 6.625%, due 11/1/25 (e)	7,445,000	7,445,000
	Wabash National Corp. 5.50%, due 10/1/25 (e)	4,867,000	4,745,325
			42,670,548
	Auto Parts & Equipment 3.6%
	Adient Global Holdings, Ltd. 4.875%, due 8/15/26 (e)	8,100,000	7,654,500
	American Axle & Manufacturing, Inc.
	6.25%, due 4/1/25	4,180,000	4,169,550
	6.25%, due 3/15/26	3,715,000	3,686,023
	6.50%, due 4/1/27	5,465,000	5,465,000
	Dana Financing Luxembourg S.A.R.L. 5.75%, due 4/15/25 (e)	4,515,000	4,599,656
¤	Exide Technologies 11.00% (4.00% Cash and 7.00% PIK), due 4/30/22 (a)(b)(c)(d)(e)	30,261,599	26,357,853
	Goodyear Tire & Rubber Co.
	4.875%, due 3/15/27	3,490,000	3,357,275
	5.125%, due 11/15/23	2,000,000	2,012,500
	IHO Verwaltungs GmbH (d)(e)
	4.125% (4.125% Cash or 4.875% PIK), due 9/15/21	8,210,000	8,045,800
	4.50% (4.50% Cash or 5.25% PIK), due 9/15/23	8,180,000	7,934,600
	4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	5,770,000	5,560,838
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (e)	4,775,000	4,518,344
	Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (e)	6,640,000	6,839,200
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (e)	8,835,000	8,879,175
	Tenneco, Inc. 5.00%, due 7/15/26	3,920,000	3,803,576
	Titan International, Inc. 6.50%, due 11/30/23 (e)	4,320,000	4,449,600
			107,333,490
	Banks 0.2%
	Provident Funding Associates, L.P. / PFG Finance Corp. 6.375%, due 6/15/25 (e)	4,920,000	4,938,450

	Biotechnology 0.3%
	AMAG Pharmaceuticals, Inc. 7.875%, due 9/1/23 (e)	8,510,000	8,403,625

	Building Materials 1.3%
	Airxcel, Inc. 8.50%, due 2/15/22 (e)	2,983,000	3,225,369
	BMC East LLC 5.50%, due 10/1/24 (e)	3,795,000	3,795,000
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	5,525,000	5,594,062
	James Hardie International Finance DAC (e)
	4.75%, due 1/15/25	3,850,000	3,773,000
	5.00%, due 1/15/28	5,145,000	4,990,650
	Summit Materials LLC / Summit Materials Finance Corp.
	5.125%, due 6/1/25 (e)	3,270,000	3,171,900
	6.125%, due 7/15/23	10,905,000	11,123,100
	8.50%, due 4/15/22	3,860,000	4,159,150
			39,832,231
	Chemicals 2.0%
	Blue Cube Spinco, Inc.
	9.75%, due 10/15/23	12,370,000	14,182,823
	10.00%, due 10/15/25	8,140,000	9,564,500
	GCP Applied Technologies, Inc. 9.50%, due 2/1/23 (e)	7,795,000	8,581,515
	Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (e)	5,760,000	5,875,200
	NOVA Chemicals Corp. (e)
	4.875%, due 6/1/24	5,830,000	5,582,225
	5.25%, due 6/1/27	3,110,000	2,954,500
	Olin Corp. 5.50%, due 8/15/22	3,261,000	3,366,983
	PolyOne Corp. 5.25%, due 3/15/23	9,876,000	10,122,900
			60,230,646
	Commercial Services 4.5%
	Ashtead Capital, Inc. (e)
	4.125%, due 8/15/25	1,665,000	1,598,400
	4.375%, due 8/15/27	2,500,000	2,375,000
	5.625%, due 10/1/24	5,645,000	5,870,800
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23	6,495,000	6,478,762
	6.375%, due 4/1/24 (e)	7,430,000	7,504,300
	Cimpress N.V. 7.00%, due 4/1/22 (e)	11,005,000	11,472,712
	Flexi-Van Leasing, Inc. 10.00%, due 2/15/23 (e)	5,665,000	5,622,513
	Gartner, Inc. 5.125%, due 4/1/25 (e)	10,832,000	10,832,000
	Great Lakes Dredge & Dock Corp. 8.00%, due 5/15/22	3,825,000	3,920,625
	IHS Markit, Ltd. (e)
	4.75%, due 2/15/25	4,580,000	4,648,700
	5.00%, due 11/1/22	20,705,000	21,481,437
	Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, due 8/1/23 (e)	4,615,000	4,666,919
	Laureate Education, Inc. 8.25%, due 5/1/25 (e)	3,340,000	3,582,150
	Nielsen Co. Luxembourg S.A.R.L. (e)
	5.00%, due 2/1/25	5,835,000	5,754,769
	5.50%, due 10/1/21	1,340,000	1,358,425
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	6,120,000	6,126,426
	5.00%, due 4/15/22 (e)	20,569,000	20,552,956
	Ritchie Bros. Auctioneers, Inc. 5.375%, due 1/15/25 (e)	1,365,000	1,365,000
	United Rentals North America, Inc.
	4.625%, due 7/15/23	1,980,000	2,014,650
	4.875%, due 1/15/28	3,135,000	3,025,275
	WEX, Inc. 4.75%, due 2/1/23 (e)	4,915,000	4,938,101
			135,189,920
	Computers 0.2%
	Conduent Finance, Inc. / Conduent Business Services LLC 10.50%, due 12/15/24 (e)	1,000,000	1,173,750
	NCR Corp. 6.375%, due 12/15/23	6,300,000	6,536,250
			7,710,000
	Consumer Services 0.1%
	Matthews International Corp. 5.25%, due 12/1/25 (e)	3,865,000	3,807,025

	Containers & Packaging 0.1%
	OI European Group B.V. 4.00%, due 3/15/23 (e)	1,590,000	1,514,475

	Cosmetics & Personal Care 0.5%
	Edgewell Personal Care Co.
	4.70%, due 5/19/21	6,235,000	6,125,888
	4.70%, due 5/24/22	8,070,000	7,827,900
			13,953,788
	Distribution & Wholesale 0.3%
	American Tire Distributors, Inc. 10.25%, due 3/1/22 (e)	5,500,000	5,616,875
	H&E Equipment Services, Inc. 5.625%, due 9/1/25	2,750,000	2,774,063
			8,390,938
	Diversified Financial Services 3.1%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	4.625%, due 10/30/20	1,740,000	1,791,027
	5.00%, due 10/1/21	5,465,000	5,688,689
	Credit Acceptance Corp.
	6.125%, due 2/15/21	3,700,000	3,726,640
	7.375%, due 3/15/23	6,275,000	6,533,844
	Drawbridge Special Opportunities Fund, L.P. / Drawbridge Special Opportunities Finance 5.00%, due 8/1/21 (e)	7,115,000	7,214,745
	Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.25%, due 8/15/24 (e)	3,955,000	3,903,190
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (e)
	5.25%, due 3/15/22	6,685,000	6,685,000
	5.25%, due 10/1/25	1,540,000	1,459,150
	5.875%, due 8/1/21	8,560,000	8,709,458
	Lincoln Finance, Ltd. 7.375%, due 4/15/21 (e)	5,545,000	5,725,212
	LPL Holdings, Inc. 5.75%, due 9/15/25 (e)	7,925,000	7,823,560
	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	1,304,000	1,310,520
	7.875%, due 10/1/20	5,046,000	5,146,920
	Ocwen Loan Servicing LLC 8.375%, due 11/15/22 (e)	4,025,000	4,145,750
	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, due 12/15/22 (e)	6,000,000	6,135,000
	Quicken Loans, Inc. 5.25%, due 1/15/28 (e)	6,415,000	5,998,025
	VFH Parent LLC / Orchestra Co-Issuer, Inc. 6.75%, due 6/15/22 (e)	7,900,000	8,344,375
	Werner FinCo, L.P. / Werner FinCo, Inc. 8.75%, due 7/15/25 (e)	3,380,000	3,456,050
			93,797,155
	Electric 2.2%
	Calpine Corp. (e)
	5.875%, due 1/15/24	6,485,000	6,548,553
	6.00%, due 1/15/22	8,255,000	8,464,677
¤	GenOn Energy, Inc. (f)(g)
	7.875%, due 6/15/17	22,767,000	18,782,775
	9.50%, due 10/15/18	19,471,000	15,771,510
	NRG Energy, Inc.
	6.25%, due 7/15/22	1,575,000	1,621,778
	6.25%, due 5/1/24	410,000	422,300
	6.625%, due 1/15/27	7,000,000	7,157,500
	NRG REMA LLC Series C 9.681%, due 7/2/26 (g)	11,280,000	6,711,600
	Public Service Co. of New Mexico 7.95%, due 5/15/18	1,805,000	1,816,322
			67,297,015
	Electrical Components & Equipment 0.7%
	General Cable Corp. 5.75%, due 10/1/22	14,730,000	15,116,662
	WESCO Distribution, Inc. 5.375%, due 12/15/21	7,160,000	7,276,350
			22,393,012
	Electronics 0.1%
	Itron, Inc. 5.00%, due 1/15/26 (e)	4,495,000	4,428,924

	Engineering & Construction 0.5%
	Tutor Perini Corp. 6.875%, due 5/1/25 (e)	2,700,000	2,781,000
	Weekley Homes LLC / Weekley Finance Corp.
	6.00%, due 2/1/23	7,219,000	7,182,905
	6.625%, due 8/15/25 (e)	4,095,000	4,043,812
			14,007,717
	Entertainment 0.9%
	Boyne USA, Inc. 7.25%, due 5/1/25 (e)	3,000,000	3,078,750
	Churchill Downs, Inc. 4.75%, due 1/15/28 (e)	4,265,000	4,019,762
	GLP Capital, L.P. / GLP Financing II, Inc.
	4.875%, due 11/1/20	2,420,000	2,463,923
	5.375%, due 4/15/26	1,660,000	1,684,900
	Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (e)	2,193,000	2,324,580
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (e)	4,830,000	4,827,585
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 6.125%, due 8/15/21 (e)	7,923,000	7,645,695
			26,045,195
	Food 2.1%
	B&G Foods, Inc.
	4.625%, due 6/1/21	5,000,000	4,962,500
	5.25%, due 4/1/25	10,287,000	9,582,855
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (e)	16,280,000	15,341,784
	Ingles Markets, Inc. 5.75%, due 6/15/23	5,795,000	5,793,261
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (e)	7,540,000	7,370,350
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (e)	7,880,000	8,579,350
	Land O'Lakes Capital Trust I 7.45%, due 3/15/28 (e)	5,130,000	5,835,375
	TreeHouse Foods, Inc. 6.00%, due 2/15/24 (e)	6,155,000	6,193,469
			63,658,944
	Forest Products & Paper 0.9%
	Mercer International, Inc.
	5.50%, due 1/15/26 (e)	1,250,000	1,240,625
	6.50%, due 2/1/24	6,005,000	6,290,238
	7.75%, due 12/1/22	104,000	110,500
	Smurfit Kappa Treasury Funding, Ltd. 7.50%, due 11/20/25	15,843,000	19,051,207
			26,692,570
	Gas 0.9%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25	2,050,000	1,978,250
	5.625%, due 5/20/24	7,385,000	7,338,844
	5.75%, due 5/20/27	5,455,000	5,216,344
	5.875%, due 8/20/26	6,495,000	6,348,862
	Rockpoint Gas Storage Canada, Ltd. 7.00%, due 3/31/23 (e)	5,100,000	5,093,625
			25,975,925
	Health Care - Products 0.7%
	DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 8.125%, due 6/15/21 (e)	5,295,000	5,308,238
	Hill-Rom Holdings, Inc. 5.75%, due 9/1/23 (e)	4,705,000	4,869,675
	Hologic, Inc. (e)
	4.375%, due 10/15/25	4,080,000	3,937,200
	4.625%, due 2/1/28	3,000,000	2,880,000
	Teleflex, Inc. 4.625%, due 11/15/27	2,975,000	2,863,467
			19,858,580
	Health Care - Services 5.2%
	Acadia Healthcare Co., Inc.
	5.625%, due 2/15/23	9,512,000	9,630,900
	6.50%, due 3/1/24	1,865,000	1,939,600
	Centene Corp.
	4.75%, due 1/15/25	4,605,000	4,489,875
	5.625%, due 2/15/21	5,305,000	5,450,887
	6.125%, due 2/15/24	6,315,000	6,572,020
	Charles River Laboratories International, Inc. 5.50%, due 4/1/26 (e)	6,680,000	6,771,850
	Eagle Holding Co. II LLC 7.625% (7.625% Cash or 8.375% PIK), due 5/15/22 (d)(e)	3,000,000	3,022,500
	Fresenius Medical Care U.S. Finance II, Inc. (e)
	5.625%, due 7/31/19	340,000	350,866
	6.50%, due 9/15/18	3,750,000	3,806,289
¤	HCA, Inc.
	5.00%, due 3/15/24	8,637,000	8,723,370
	5.25%, due 4/15/25	7,985,000	8,162,267
	5.25%, due 6/15/26	2,875,000	2,912,375
	5.375%, due 2/1/25	2,320,000	2,325,800
	5.875%, due 3/15/22	5,130,000	5,405,737
	5.875%, due 5/1/23	4,200,000	4,347,000
	5.875%, due 2/15/26	4,155,000	4,227,713
	7.50%, due 2/15/22	1,570,000	1,725,038
	7.58%, due 9/15/25	1,770,000	1,940,363
	7.69%, due 6/15/25	9,195,000	10,137,487
	8.36%, due 4/15/24	1,020,000	1,165,350
	HealthSouth Corp. 5.75%, due 11/1/24	5,530,000	5,626,775
	Molina Healthcare, Inc. 5.375%, due 11/15/22	6,120,000	6,043,500
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (e)	17,990,000	18,574,675
	Polaris Intermediate Corp. 8.50% (8.50% PIK), due 12/1/22 (d)(e)	7,685,000	7,838,777
	Tenet Healthcare Corp.
	4.625%, due 7/15/24 (e)	2,890,000	2,778,013
	5.125%, due 5/1/25 (e)	3,140,000	3,018,325
	6.75%, due 6/15/23	3,185,000	3,117,319
	7.50%, due 1/1/22 (e)	1,785,000	1,880,944
	8.125%, due 4/1/22	9,920,000	10,341,600
	WellCare Health Plans, Inc. 5.25%, due 4/1/25	4,455,000	4,471,706
			156,798,921
	Home Builders 2.5%
	Ashton Woods USA LLC / Ashton Woods Finance Co. (e)
	6.75%, due 8/1/25	3,237,000	3,156,075
	6.875%, due 2/15/21	6,815,000	6,832,038
	Brookfield Residential Properties, Inc. (e)
	6.375%, due 5/15/25	3,520,000	3,564,000
	6.50%, due 12/15/20	12,995,000	13,157,437
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (e)	4,100,000	4,207,625
	Century Communities, Inc.
	5.875%, due 7/15/25	3,100,000	2,952,750
	6.875%, due 5/15/22	10,140,000	10,455,354
	M/I Homes, Inc. 5.625%, due 8/1/25	3,000,000	2,920,350
	Mattamy Group Corp. 6.50%, due 10/1/25 (e)	5,010,000	5,060,100
	New Home Co., Inc. 7.25%, due 4/1/22	5,400,000	5,602,500
	Shea Homes, L.P. / Shea Homes Funding Corp. 6.125%, due 4/1/25 (e)	7,065,000	7,144,481
	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.25%, due 4/15/21 (e)	968,000	976,393
	William Lyon Homes, Inc. 6.00%, due 9/1/23 (e)	3,045,000	3,033,581
	Williams Scotsman International, Inc. 7.875%, due 12/15/22 (e)	4,935,000	5,104,641
			74,167,325
	Household Products & Wares 0.8%
	Prestige Brands, Inc. 6.375%, due 3/1/24 (e)	11,005,000	11,280,125
	Spectrum Brands, Inc.
	5.75%, due 7/15/25	5,540,000	5,650,800
	6.625%, due 11/15/22	6,590,000	6,804,175
			23,735,100
	Insurance 1.3%
	American Equity Investment Life Holding Co. 5.00%, due 6/15/27	8,145,000	8,255,055
	Fairfax Financial Holdings, Ltd. 8.30%, due 4/15/26	4,645,000	5,711,037
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (e)	7,858,000	7,946,403
	MGIC Investment Corp. 5.75%, due 8/15/23	9,545,000	9,998,387
	Radian Group, Inc. 4.50%, due 10/1/24	3,060,000	2,991,150
	USIS Merger Sub, Inc. 6.875%, due 5/1/25 (e)	4,235,000	4,235,000
			39,137,032
	Internet 1.6%
	Cogent Communications Group, Inc. 5.375%, due 3/1/22 (e)	2,870,000	2,934,575
	Netflix, Inc.
	4.875%, due 4/15/28 (e)	6,000,000	5,769,600
	5.50%, due 2/15/22	7,455,000	7,734,562
	5.75%, due 3/1/24	10,899,000	11,334,960
	5.875%, due 2/15/25	3,320,000	3,477,700
	Symantec Corp. 5.00%, due 4/15/25 (e)	4,540,000	4,578,818
	VeriSign, Inc.
	4.75%, due 7/15/27	4,900,000	4,691,750
	5.25%, due 4/1/25	9,025,000	9,160,375
			49,682,340
	Iron & Steel 1.3%
	Allegheny Ludlum LLC 6.95%, due 12/15/25	4,355,000	4,474,763
	Allegheny Technologies, Inc. 7.875%, due 8/15/23	5,728,000	6,229,200
	Big River Steel LLC / BRS Finance Corp. 7.25%, due 9/1/25 (e)	14,238,000	14,771,925
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 6.50%, due 5/15/21 (e)	13,829,000	14,340,258
			39,816,146
	Leisure Time 1.7%
	Brunswick Corp. 4.625%, due 5/15/21 (e)	5,900,000	5,945,240
¤	Carlson Travel, Inc. (e)
	6.75%, due 12/15/23	21,868,000	21,813,330
	9.50%, due 12/15/24	15,663,000	14,625,326
	Vista Outdoor, Inc. 5.875%, due 10/1/23	9,564,000	8,918,430
			51,302,326
	Lodging 0.6%
	Boyd Gaming Corp. 6.375%, due 4/1/26	1,935,000	2,017,450
	Choice Hotels International, Inc. 5.75%, due 7/1/22	8,283,000	8,842,103
	Hilton Domestic Operating Co., Inc. 4.25%, due 9/1/24	1,200,000	1,164,000
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.75%, due 11/15/21 (e)	6,500,000	6,711,250
			18,734,803
	Machinery - Construction & Mining 0.2%
	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, due 3/15/24 (e)	6,270,000	6,722,569

	Machinery - Diversified 0.4%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	5,030,000	5,444,975
	RBS Global, Inc. / Rexnord LLC 4.875%, due 12/15/25 (e)	1,680,000	1,629,600
	Tennant Co. 5.625%, due 5/1/25	3,635,000	3,707,700
			10,782,275
	Media 6.9%
	Altice Financing S.A. (e)
	6.625%, due 2/15/23	3,000,000	2,970,000
	7.50%, due 5/15/26	4,965,000	4,865,700
	Altice France S.A. (e)
	6.00%, due 5/15/22	4,799,000	4,690,927
	6.25%, due 5/15/24	1,000,000	942,500
	7.375%, due 5/1/26	4,900,000	4,667,250
	Altice U.S. Finance I Corp. 5.375%, due 7/15/23 (e)	6,840,000	6,928,920
	Block Communications, Inc. 6.875%, due 2/15/25 (e)	11,455,000	11,518,919
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.00%, due 2/1/28 (e)	15,120,000	14,175,000
	5.125%, due 2/15/23	5,130,000	5,163,345
	5.125%, due 5/1/23 (e)	4,500,000	4,505,625
	5.125%, due 5/1/27 (e)	13,580,000	12,892,852
	5.375%, due 5/1/25 (e)	2,596,000	2,557,060
	5.75%, due 1/15/24	4,118,000	4,179,770
	5.75%, due 2/15/26 (e)	4,795,000	4,771,073
	5.875%, due 4/1/24 (e)	8,005,000	8,145,088
	5.875%, due 5/1/27 (e)	2,850,000	2,850,000
	Cogeco Communications, Inc. 4.875%, due 5/1/20 (e)	6,310,000	6,325,775
	CSC Holdings LLC 7.625%, due 7/15/18	95,000	96,634
	DISH DBS Corp.
	5.00%, due 3/15/23	1,600,000	1,438,000
	5.875%, due 7/15/22	5,300,000	5,068,125
	5.875%, due 11/15/24	9,250,000	8,244,062
	7.75%, due 7/1/26	3,500,000	3,282,125
	Meredith Corp. 6.875%, due 2/1/26 (e)	9,680,000	9,934,100
	Midcontinent Communications / Midcontinent Finance Corp. 6.875%, due 8/15/23 (e)	5,505,000	5,787,131
	Quebecor Media, Inc. 5.75%, due 1/15/23	15,647,000	16,038,175
	Sirius XM Radio, Inc. 5.00%, due 8/1/27 (e)	3,436,000	3,229,840
	Sterling Entertainment Enterprises LLC 10.25%, due 1/15/25 (b)(c)(h)	7,000,000	7,070,000
	Videotron, Ltd.
	5.00%, due 7/15/22	4,865,000	4,937,975
	5.125%, due 4/15/27 (e)	5,890,000	5,772,200
	5.375%, due 6/15/24 (e)	11,450,000	11,822,125
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	23,257,000	23,663,997
			208,534,293
	Metal Fabricate & Hardware 1.4%
	Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, due 12/15/23 (e)	14,595,000	15,324,750
	Novelis Corp. (e)
	5.875%, due 9/30/26	9,000,000	8,820,000
	6.25%, due 8/15/24	6,385,000	6,544,625
	Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (e)	5,640,000	5,766,900
	Park-Ohio Industries, Inc. 6.625%, due 4/15/27	5,325,000	5,511,375
			41,967,650
	Mining 3.3%
	Alcoa Nederland Holding B.V. (e)
	6.75%, due 9/30/24	2,765,000	2,958,550
	7.00%, due 9/30/26	5,195,000	5,597,612
	Aleris International, Inc.
	7.875%, due 11/1/20	12,390,000	12,204,150
	9.50%, due 4/1/21 (e)	13,790,000	14,376,075
	Constellium N.V. (e)
	5.875%, due 2/15/26	3,350,000	3,299,750
	6.625%, due 3/1/25	1,650,000	1,670,625
	First Quantum Minerals, Ltd. 7.25%, due 4/1/23 (e)	4,880,000	4,819,000
	Freeport McMoRan, Inc.
	6.75%, due 2/1/22	4,079,000	4,216,666
	6.875%, due 2/15/23	22,020,000	23,616,450
	Hecla Mining Co. 6.875%, due 5/1/21	12,260,000	12,489,875
	Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (e)	2,175,000	2,397,938
	Lundin Mining Corp. 7.875%, due 11/1/22 (e)	4,000,000	4,225,000
	Petra Diamonds U.S. Treasury PLC 7.25%, due 5/1/22 (e)	6,515,000	6,515,000
			98,386,691
	Miscellaneous - Manufacturing 1.0%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (e)	2,900,000	2,907,250
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (e)	8,205,000	8,266,537
	EnPro Industries, Inc. 5.875%, due 9/15/22	6,180,000	6,388,575
	FXI Holdings, Inc. 7.875%, due 11/1/24 (e)	1,750,000	1,713,906
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (e)	5,355,000	5,442,019
	Koppers, Inc. 6.00%, due 2/15/25 (e)	5,850,000	5,976,945
			30,695,232
	Oil & Gas 8.8%
	Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, due 4/1/22 (e)	6,470,000	6,987,600
	California Resources Corp.
	5.00%, due 1/15/20	6,330,000	5,697,000
	8.00%, due 12/15/22 (e)	9,635,000	7,563,475
	Callon Petroleum Co. 6.125%, due 10/1/24	6,830,000	6,985,724
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	7.625%, due 1/15/22	2,815,000	2,786,850
	11.50%, due 1/15/21 (e)	10,555,000	11,795,212
	Carrizo Oil & Gas, Inc. 7.50%, due 9/15/20	971,000	985,565
	CNX Resources Corp. 5.875%, due 4/15/22	6,895,000	6,938,094
¤	Comstock Resources, Inc. 10.00% (10.00% Cash or 12.25% PIK), due 3/15/20 (d)	20,760,000	21,330,900
	Continental Resources, Inc. 5.00%, due 9/15/22	7,000,000	7,096,250
	Delek Logistics Partners, L.P. 6.75%, due 5/15/25 (e)	3,075,000	3,105,750
	Energy Ventures Gom LLC / EnVen Finance Corp. 11.00%, due 2/15/23 (e)	3,350,000	3,383,500
	Extraction Oil & Gas, Inc. 5.625%, due 2/1/26 (e)	3,540,000	3,345,300
	Gulfport Energy Corp.
	6.00%, due 10/15/24	13,395,000	12,708,506
	6.375%, due 5/15/25	7,660,000	7,334,450
	6.375%, due 1/15/26	1,600,000	1,520,000
	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp. 5.625%, due 2/15/26 (e)	3,300,000	3,242,250
	Matador Resources Co. 6.875%, due 4/15/23	4,390,000	4,565,600
	Moss Creek Resources Holdings, Inc. 7.50%, due 1/15/26 (e)	6,035,000	6,085,996
	Murphy Oil Corp. 6.875%, due 8/15/24	3,315,000	3,455,888
	Murphy Oil USA, Inc.
	5.625%, due 5/1/27	2,395,000	2,400,988
	6.00%, due 8/15/23	7,150,000	7,355,563
	Newfield Exploration Co.
	5.625%, due 7/1/24	6,565,000	6,926,075
	5.75%, due 1/30/22	3,715,000	3,882,175
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	3,166,000	3,213,490
	6.875%, due 3/15/22	1,480,000	1,501,075
	Parsley Energy LLC / Parsley Finance Corp. (e)
	5.25%, due 8/15/25	4,140,000	4,103,775
	5.625%, due 10/15/27	3,000,000	3,000,000
	PDC Energy, Inc. 6.125%, due 9/15/24	2,655,000	2,708,100
	PetroQuest Energy, Inc. 10.00% (1.00% Cash and 9.00% PIK), due 2/15/21 (d)	20,413,675	16,330,940
	QEP Resources, Inc. 5.625%, due 3/1/26	3,000,000	2,835,000
	Range Resources Corp.
	5.75%, due 6/1/21	6,610,000	6,742,200
	5.875%, due 7/1/22	7,225,000	7,261,125
	Rex Energy Corp. 8.00%, due 10/1/20	39,580,000	11,280,300
	RSP Permian, Inc.
	5.25%, due 1/15/25	2,055,000	2,124,356
	6.625%, due 10/1/22	5,935,000	6,202,016
	Southwestern Energy Co. 7.50%, due 4/1/26	7,525,000	7,600,250
	SRC Energy, Inc. 6.25%, due 12/1/25 (e)	7,000,000	7,017,500
¤	Stone Energy Corp. 7.50%, due 5/31/22 (h)	8,123,857	8,266,024
	Ultra Resources, Inc. 6.875%, due 4/15/22 (e)	4,525,000	3,936,750
	Whiting Petroleum Corp. 6.625%, due 1/15/26 (e)	4,000,000	4,030,000
	WPX Energy, Inc.
	6.00%, due 1/15/22	11,125,000	11,430,937
	7.50%, due 8/1/20	7,889,000	8,441,230
			265,503,779
	Oil & Gas Services 0.5%
	Bristow Group, Inc. 8.75%, due 3/1/23 (e)	2,300,000	2,323,000
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	13,290,000	13,157,100
			15,480,100
	Packaging & Containers 0.2%
	Ball Corp. 4.875%, due 3/15/26	2,435,000	2,441,331
	Berry Global, Inc. 4.50%, due 2/15/26 (e)	3,710,000	3,510,588
			5,951,919
	Pharmaceuticals 1.1%
	Catalent Pharma Solutions, Inc. 4.875%, due 1/15/26 (e)	4,890,000	4,767,750
	Endo Finance LLC 5.75%, due 1/15/22 (e)	1,455,000	1,193,100
	Endo Finance LLC / Endo Finco, Inc. 5.375%, due 1/15/23 (e)	3,585,000	2,715,638
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 2/1/25 (e)	4,735,000	3,397,362
	inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 7.50%, due 10/1/24 (e)	900,000	956,250
	Valeant Pharmaceuticals International 9.25%, due 4/1/26 (e)	11,180,000	11,137,516
	Valeant Pharmaceuticals International, Inc. (e)
	5.50%, due 11/1/25	6,710,000	6,532,185
	7.50%, due 7/15/21	3,320,000	3,332,450
			34,032,251
	Pipelines 4.1%
	Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp.
	6.25%, due 10/15/22	524,000	549,571
	6.375%, due 5/1/24	2,440,000	2,592,500
	ANR Pipeline Co.
	7.375%, due 2/15/24	395,000	455,717
	9.625%, due 11/1/21	5,950,000	7,335,066
	Antero Midstream Partners, L.P. / Antero Midstream Finance Corp. 5.375%, due 9/15/24	3,810,000	3,838,575
	Cheniere Corpus Christi Holdings LLC
	5.875%, due 3/31/25	5,295,000	5,539,894
	7.00%, due 6/30/24	1,100,000	1,216,875
	Cheniere Energy Partners, L.P. 5.25%, due 10/1/25 (e)	4,030,000	3,974,587
	CNX Midstream Partners L.P. / CNX Midstream Finance Corp. 6.50%, due 3/15/26 (e)	3,750,000	3,698,438
	Genesis Energy, L.P. / Genesis Energy Finance Corp. 6.75%, due 8/1/22	12,305,000	12,628,006
	Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.00%, due 8/1/24 (e)	6,340,000	6,466,800
	MPLX, L.P.
	4.875%, due 12/1/24	5,790,000	6,071,208
	4.875%, due 6/1/25	9,383,000	9,797,276
	5.50%, due 2/15/23	13,367,000	13,701,175
	NGPL PipeCo LLC (e)
	4.375%, due 8/15/22	2,500,000	2,484,375
	4.875%, due 8/15/27	5,280,000	5,200,800
	Northwest Pipeline LLC 7.125%, due 12/1/25	2,195,000	2,526,189
	NuStar Logistics, L.P.
	6.75%, due 2/1/21	6,125,000	6,362,344
	8.40%, due 4/15/18	1,000,000	1,001,250
	Rockies Express Pipeline LLC 6.00%, due 1/15/19 (e)	4,463,000	4,541,102
	Sabine Pass Liquefaction LLC 5.875%, due 6/30/26	6,485,000	7,088,104
	SemGroup Corp. 6.375%, due 3/15/25	2,476,000	2,364,580
	Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. 5.50%, due 9/15/24 (e)	9,560,000	9,727,300
	TransMontaigne Partners, L.P. / TLP Finance Corp. 6.125%, due 2/15/26	5,150,000	5,162,875
			124,324,607
	Real Estate 0.7%
	CBRE Services, Inc. 5.25%, due 3/15/25	2,295,000	2,455,127
	Howard Hughes Corp. 5.375%, due 3/15/25 (e)	9,580,000	9,460,250
	Kennedy Wilson, Inc. 5.875%, due 4/1/24 (e)	4,335,000	4,297,069
	Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, due 6/1/23 (e)	6,836,000	6,545,470
			22,757,916
	Real Estate Investment Trusts 4.3%
¤	Crown Castle International Corp. 5.25%, due 1/15/23	32,390,000	34,419,258
	CTR Partnership LP / CareTrust Capital Corp. 5.25%, due 6/1/25	3,500,000	3,500,000
¤	Equinix, Inc.
	5.375%, due 1/1/22	5,715,000	5,886,450
	5.375%, due 4/1/23	10,555,000	10,779,294
	5.375%, due 5/15/27	15,395,000	15,625,925
	5.75%, due 1/1/25	8,740,000	9,089,600
	5.875%, due 1/15/26	12,215,000	12,734,137
	Iron Mountain, Inc. 5.25%, due 3/15/28 (e)	1,355,000	1,275,394
	MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.
	4.50%, due 9/1/26	2,000,000	1,910,000
	4.50%, due 1/15/28	2,220,000	2,081,916
	5.625%, due 5/1/24	19,120,000	19,693,600
	MPT Operating Partnership, L.P. / MPT Finance Corp. 5.00%, due 10/15/27	5,545,000	5,435,763
	SBA Communications Corp. 4.00%, due 10/1/22 (e)	2,900,000	2,776,750
	Starwood Property Trust, Inc. 5.00%, due 12/15/21	3,755,000	3,830,100
			129,038,187
	Retail 4.0%
	Asbury Automotive Group, Inc. 6.00%, due 12/15/24	15,585,000	15,857,737
	AutoNation, Inc. 6.75%, due 4/15/18	3,811,000	3,815,683
	Beacon Escrow Corp. 4.875%, due 11/1/25 (e)	4,000,000	3,810,000
	Cumberland Farms, Inc. 6.75%, due 5/1/25 (e)	6,010,000	6,250,400
	Dollar Tree, Inc. 5.75%, due 3/1/23	8,000,000	8,350,600
	DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. 8.00%, due 6/1/21 (e)	13,440,000	13,372,800
	GameStop Corp. 5.50%, due 10/1/19 (e)	2,000,000	2,012,500
	Group 1 Automotive, Inc.
	5.00%, due 6/1/22	6,735,000	6,787,533
	5.25%, due 12/15/23 (e)	3,040,000	3,040,000
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (e)
	4.75%, due 6/1/27	5,060,000	4,870,250
	5.00%, due 6/1/24	10,270,000	10,205,813
	5.25%, due 6/1/26	6,095,000	6,072,144
	L Brands, Inc.
	5.25%, due 2/1/28	4,685,000	4,415,613
	5.625%, due 2/15/22	4,330,000	4,492,375
	6.625%, due 4/1/21	3,610,000	3,835,625
	Men's Wearhouse, Inc. 7.00%, due 7/1/22	4,500,000	4,623,750
	Penske Automotive Group, Inc. 5.75%, due 10/1/22	6,670,000	6,836,750
	Rite Aid Corp.
	6.125%, due 4/1/23 (e)	9,580,000	9,651,850
	6.75%, due 6/15/21	1,500,000	1,528,125
			119,829,548
	Semiconductors 0.4%
	Micron Technology, Inc.
	5.25%, due 1/15/24 (e)	3,100,000	3,204,625
	5.50%, due 2/1/25	7,643,000	7,929,613
			11,134,238
	Software 3.2%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (e)	12,995,000	13,129,368
	Activision Blizzard, Inc. 6.125%, due 9/15/23 (e)	2,372,000	2,481,131
	Ascend Learning LLC 6.875%, due 8/1/25 (e)	8,215,000	8,440,912
	Donnelley Financial Solutions, Inc. 8.25%, due 10/15/24	7,530,000	7,972,388
	First Data Corp. 5.00%, due 1/15/24 (e)	2,045,000	2,045,000
	MSCI, Inc. (e)
	4.75%, due 8/1/26	3,290,000	3,257,100
	5.25%, due 11/15/24	5,997,000	6,122,937
	5.75%, due 8/15/25	14,590,000	15,242,173
	Open Text Corp. 5.875%, due 6/1/26 (e)	5,085,000	5,229,668
	PTC, Inc. 6.00%, due 5/15/24	14,350,000	15,031,625
	Quintiles IMS, Inc. (e)
	4.875%, due 5/15/23	4,870,000	4,961,313
	5.00%, due 10/15/26	9,792,000	9,756,357
	RP Crown Parent LLC 7.375%, due 10/15/24 (e)	1,605,000	1,661,175
			95,331,147
	Telecommunications 6.1%
	Anixter, Inc. 5.125%, due 10/1/21	2,425,000	2,485,625
	CenturyLink, Inc. 5.80%, due 3/15/22	8,390,000	8,190,737
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (e)	11,910,000	11,969,550
	Frontier Communications Corp.
	8.50%, due 4/1/26 (e)	2,105,000	2,036,588
	10.50%, due 9/15/22	6,830,000	5,712,134
	11.00%, due 9/15/25	11,200,000	8,393,000
	Hughes Satellite Systems Corp.
	5.25%, due 8/1/26	7,035,000	6,894,300
	6.50%, due 6/15/19	4,000,000	4,120,000
	6.625%, due 8/1/26	6,710,000	6,676,450
	7.625%, due 6/15/21	10,195,000	10,940,968
	Inmarsat Finance PLC 4.875%, due 5/15/22 (e)	6,250,000	6,078,125
	Level 3 Financing, Inc. 5.625%, due 2/1/23	4,000,000	4,003,800
	Level 3 Parent LLC 5.75%, due 12/1/22	1,920,000	1,915,200
	Qualitytech, L.P. / QTS Finance Corp. 4.75%, due 11/15/25 (e)	5,635,000	5,296,900
	Sprint Capital Corp.
	6.875%, due 11/15/28	23,305,000	21,731,912
	8.75%, due 3/15/32	1,000,000	1,045,000
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (e)	12,085,000	12,689,250
	9.00%, due 11/15/18 (e)	371,000	382,594
	9.25%, due 4/15/22	1,750,000	1,995,000
¤	T-Mobile USA, Inc.
	4.50%, due 2/1/26	6,205,000	5,956,800
	4.75%, due 2/1/28	8,770,000	8,430,162
	5.125%, due 4/15/25	7,520,000	7,557,600
	5.375%, due 4/15/27	7,560,000	7,616,700
	6.00%, due 4/15/24	6,840,000	7,124,544
	6.375%, due 3/1/25	8,670,000	9,060,150
	6.50%, due 1/15/24	7,505,000	7,861,488
	6.50%, due 1/15/26	6,415,000	6,815,938
			182,980,515
	Toys, Games & Hobbies 0.2%
	Mattel, Inc. 6.75%, due 12/31/25 (e)	7,000,000	6,842,500

	Trucking & Leasing 0.2%
	Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (e)	7,455,000	7,557,506

	Total Corporate Bonds (Cost $2,720,761,422)		2,744,658,447

	Loan Assignments 1.0% (i)
	Diversified Financial Services 0.2%
	Jane Street Group LLC 2018 Term Loan B 5.627% (1 Month LIBOR + 3.75%), due 8/25/22 (a)	3,456,250	3,477,851
	VFH Parent LLC 2017 Refinanced Term Loan B 4.945% (3 Month LIBOR + 3.25%), due 12/30/21	2,170,435	2,188,070
			5,665,921
	Household Products & Wares 0.1%
	Prestige Brands, Inc. Term Loan B4 3.877% (1 Month LIBOR + 2.00%), due 1/26/24	1,656,003	1,659,453

	Media 0.1%
	Charter Communications Operating LLC 2017 Term Loan B 3.88% (1 Month LIBOR + 2.00%), due 4/30/25	2,493,750	2,501,855

	Retail 0.5%
	Bass Pro Group LLC Term Loan B 6.877% (1 Month LIBOR + 5.00%), due 9/25/24	15,459,844	15,301,380

	Transportation 0.1%
	Commercial Barge Line Co. 2015 1st Lien Term Loan 10.627% (1 Month LIBOR + 8.75%), due 11/12/20	5,837,838	3,409,659

	Total Loan Assignments (Cost $29,862,303)		28,538,268

	Total Long-Term Bonds (Cost $2,806,389,261)		2,821,906,404

		Shares
	Common Stocks 1.0%
	Auto Parts & Equipment 0.0% ‡
¤	Exide Technologies (a)(b)(c)(h)(j)	612,830	1,182,762

	Media 0.0% ‡
	ION Media Networks, Inc. (a)(b)(c)(j)	725	491,978

	Metals & Mining 0.1%
	Neenah Enterprises, Inc. (a)(b)(c)(h)(j)	230,859	2,767,999

	Oil, Gas & Consumable Fuels 0.8%
	PetroQuest Energy, Inc. (j)	261,032	151,581
	Rex Energy Corp. (b)(j)	20,000	18,236
¤	Stone Energy Corp. (j)	637,880	23,665,348
	Titan Energy LLC (j)	25,911	28,502
			23,863,667
	Specialty Retail 0.1%
	American Eagle Outfitters, Inc.	123,593	2,463,209

	Total Common Stocks (Cost $43,103,927)		30,769,615

	Principal Amount
Short-Term Investment 4.0%
Money Market Fund 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.61%	$121,112,623	121,112,623
Total Short-Term Investment (Cost $121,112,623)		121,112,623
Total Investments (Cost $2,970,605,811)	98.8%	2,973,788,642
Other Assets, Less Liabilities	1.2	35,203,612
Net Assets	100.0%	$3,008,992,254

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Illiquid security - As of March 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $56,629,719, which represented 1.9% of the Portfolio's net assets.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, the total market value of fair valued securities was $56,611,483, which represented 1.9% of the Portfolio's net assets.
(d)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Restricted security.
(i)	Floating rate - Rate shown was the rate in effect as of March 31, 2018.
(j)	Non-income producing security.

The following abbreviation is used in the preceding pages:

LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$29,968,798	$18,740,891	$48,709,689
Corporate Bonds (c)	—	2,718,300,594	26,357,853	2,744,658,447
Loan Assignments (d)	—	25,060,417	3,477,851	28,538,268
Total Long-Term Bonds	—	2,773,329,809	48,576,595	2,821,906,404
Common Stocks (e)	26,326,876	—	4,442,739	30,769,615
Short-Term Investment
Money Market Fund	121,112,623	—	—	121,112,623
Total Investments in Securities	$147,439,499	$2,773,329,809	$53,019,334	$2,973,788,642

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $18,740,891 are held in Auto Parts & Equipment within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $26,357,853 is held in Auto Parts & Equipment within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 security valued at $3,477,851 is held in Diversified Financial Services within the Loan Assignments section of the Portfolio of Investments, which is valued by a pricing service without adjustment.

(e)	The Level 3 securities valued at $1,182,762, $491,978, and $2,767,999 are held in Auto Parts & Equipment, Media, and Metals & Mining, respectively, within the Common Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$19,330,490	$74,409	$(308,309)	$340,051	$-	$(695,750)	$-	$-	$18,740,891	$340,051
Corporate Bonds
Auto Parts & Equipment	26,357,853	132,983	-	(132,983)	-	-	-	-	26,357,853	(132,983)
Entertainment	10,286,060	-	243,800	(286,060)	-	(10,243,800)	-	-	-	-
Loan Assignments
Diversified Financial Services	3,490,813	433	(256)	(13,139)	3,448,203	(3,448,203)	-	-	3,477,851	29,480
Common Stocks
Auto Parts & Equipment	1,182,762	-	-	-	-	-	-	-	1,182,762	-
Media	491,978	-	-	-	-	-	-	-	491,978	-
Metals & Mining	2,767,999	-	-	-	-	-	-	-	2,767,999	-
Total	$63,907,955	$207,825	$(64,765)	$(92,131)	$3,448,203	$(14,387,753)	$-	$-	$53,019,334	$236,548

MainStay VP Income Builder Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 52.2% †
	Asset-Backed Securities 0.1% (a)
	Home Equity 0.1%
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 1.72% (1 Month LIBOR + 0.10%), due 3/25/47		$181,705	$128,524
	MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 1.671% (1 Month LIBOR + 0.05%), due 11/25/36		248,785	119,234
				247,758
	Student Loans 0.0% ‡
	KeyCorp Student Loan Trust Series 2000-A, Class A2 1.782% (3 Month LIBOR + 0.32%), due 5/25/29		114,379	113,899

	Total Asset-Backed Securities (Cost $439,737)			361,657

	Corporate Bonds 44.2%
	Aerospace & Defense 0.5%
	KLX, Inc. 5.875%, due 12/1/22 (b)		1,355,000	1,396,057
	Orbital ATK, Inc. 5.50%, due 10/1/23		1,135,000	1,186,075
	Triumph Group, Inc. 4.875%, due 4/1/21		450,000	439,875
				3,022,007
	Agriculture 0.4%
	Bunge, Ltd. Finance Corp. 3.25%, due 8/15/26		970,000	911,963
¤	Philip Morris International, Inc. 1.625%, due 2/21/19		1,260,000	1,247,392
	Reynolds American, Inc. 8.125%, due 6/23/19 (United Kingdom)		165,000	175,134
				2,334,489
	Airlines 1.1%
	American Airlines Group, Inc. 4.625%, due 3/1/20 (b)		1,400,000	1,410,500
	American Airlines, Inc.
	Series 2017-2, Class AA, Pass Through Trust 3.35%, due 4/15/31		500,000	485,205
	Series 2015-2, Class AA, Pass Through Trust 3.60%, due 3/22/29		905,294	895,154
	Continental Airlines, Inc.
	Series 2009-2, Class 2, Pass Through Trust 7.25%, due 5/10/21		283,543	299,308
	Series 2003-ERJ-1 7.875%, due 1/2/20		26,119	26,413
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		1,021,749	1,076,106
	U.S. Airways Group, Inc.
	Series 2012-1, Class A 5.90%, due 4/1/26		785,006	847,807
	Series 2010-1, Class A, Pass Through Trust 6.25%, due 10/22/24		435,275	469,400
	United Airlines, Inc.
	Series 2014-2, Class B 4.625%, due 3/3/24		382,403	387,374
	Series 2007-1, Pass Through Trust 6.636%, due 1/2/24		484,363	507,709
				6,404,976
	Apparel 0.2%
	Hanesbrands, Inc. 4.625%, due 5/15/24 (b)		1,315,000	1,287,056

	Auto Manufacturers 1.0%
	Ford Motor Co.
	6.625%, due 10/1/28		500,000	575,026
	7.45%, due 7/16/31		455,000	551,283
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21		150,000	160,057
	General Motors Financial Co., Inc.
	3.15%, due 6/30/22		320,000	313,236
	3.45%, due 4/10/22		1,500,000	1,487,669
	3.70%, due 5/9/23		500,000	496,357
	4.20%, due 3/1/21		925,000	942,518
	Toyota Motor Credit Corp. 2.90%, due 4/17/24		1,670,000	1,629,600
				6,155,746
	Auto Parts & Equipment 0.6%
	Goodyear Tire & Rubber Co. 5.125%, due 11/15/23		910,000	915,687
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (Germany) (b)		1,245,000	1,251,225
	Tenneco, Inc. 5.00%, due 7/15/26		605,000	587,032
	ZF North America Capital, Inc. 4.75%, due 4/29/25 (Germany) (b)		1,150,000	1,164,375
				3,918,319
	Banks 8.3%
¤	Bank of America Corp.
	2.738%, due 1/23/22 (c)		1,150,000	1,133,830
	3.004%, due 12/20/23 (b)(c)		734,000	719,949
	3.50%, due 4/19/26		150,000	147,378
	3.705% (3 Month LIBOR + 1.512%), due 4/24/28 (c)		555,000	545,737
	5.875%, due 2/7/42		180,000	224,550
	6.11%, due 1/29/37		1,105,000	1,329,499
	6.30% (3 Month LIBOR + 4.553%), due 3/10/26 (c)(d)		735,000	788,287
	Bank of New York Mellon Corp. 4.625% (3 Month LIBOR + 3.131%), due 9/20/26 (c)(d)		1,130,000	1,098,925
	Barclays PLC 5.20%, due 5/12/26 (United Kingdom)		1,530,000	1,542,306
	BB&T Corp.
	2.15%, due 2/1/21		815,000	794,394
	2.75%, due 4/1/22		1,470,000	1,442,769
	Capital One Financial Corp. 4.20%, due 10/29/25		165,000	163,492
	Citibank N.A. 2.125%, due 10/20/20		1,615,000	1,579,342
	Citigroup, Inc.
	3.40%, due 5/1/26		255,000	246,463
	3.668% (3 Month LIBOR + 1.39%), due 7/24/28 (c)		430,000	419,216
	3.70%, due 1/12/26		545,000	538,193
	4.05%, due 7/30/22		105,000	106,703
	5.30%, due 5/6/44		436,000	478,210
	6.625%, due 6/15/32		190,000	231,519
	Citizens Bank N.A. 2.55%, due 5/13/21		475,000	463,694
	Citizens Financial Group, Inc. 4.30%, due 12/3/25		1,190,000	1,203,512
	Discover Bank 8.70%, due 11/18/19		795,000	860,791
¤	Goldman Sachs Group, Inc.
	2.30%, due 12/13/19		625,000	618,317
	2.905% (3 Month LIBOR + 0.99%), due 7/24/23 (c)		310,000	301,483
	2.908% (3 Month LIBOR + 1.053%), due 6/5/23 (c)		285,000	277,372
	3.625%, due 1/22/23		1,330,000	1,334,593
	4.017%, due 10/31/38 (c)		810,000	781,879
	5.00%, due 11/10/22 (c)(d)		1,095,000	1,064,887
	5.25%, due 7/27/21		1,295,000	1,371,578
	6.75%, due 10/1/37		159,000	199,181
	7.50%, due 2/15/19		740,000	769,773
	Huntington Bancshares, Inc.
	3.15%, due 3/14/21		1,295,000	1,288,540
	5.70%, due 4/15/23 (c)(d)		800,000	804,000
	JPMorgan Chase & Co. (c)
	3.54% (3 Month LIBOR + 1.38%), due 5/1/28		800,000	781,874
	5.15% (3 Month LIBOR + 3.25%), due 5/1/23 (d)		1,740,000	1,738,434
	Kreditanstalt Fuer Wiederaufbau (Germany)
	1.00%, due 6/11/18		1,580,000	1,577,203
	1.50%, due 2/6/19		2,925,000	2,906,338
	Lloyds Banking Group PLC (United Kingdom)
	4.344%, due 1/9/48		200,000	186,380
	4.582%, due 12/10/25		308,000	307,984
	4.65%, due 3/24/26		1,075,000	1,078,927
¤	Morgan Stanley
	2.375%, due 7/23/19		1,565,000	1,553,651
	3.125%, due 1/23/23		1,560,000	1,537,705
	4.875%, due 11/1/22		495,000	518,691
	5.00%, due 11/24/25		1,150,000	1,202,568
	5.45% (3 Month LIBOR + 3.61%), due 7/15/19 (c)(d)		790,000	804,236
	6.25%, due 8/9/26		881,000	1,017,515
	PNC Bank N.A. 2.55%, due 12/9/21		815,000	795,758
	Royal Bank of Scotland Group PLC (United Kingdom)
	6.00%, due 12/19/23		70,000	74,570
	6.125%, due 12/15/22		550,000	582,622
	Santander Holdings USA, Inc. 4.40%, due 7/13/27		850,000	846,108
	Santander UK Group Holdings PLC (United Kingdom)
	3.571%, due 1/10/23		790,000	781,309
	3.823%, due 11/3/28 (c)		475,000	452,606
	State Street Corp. 2.55%, due 8/18/20		915,000	909,666
	Toronto-Dominion Bank 1.80%, due 7/13/21 (Canada)		1,535,000	1,473,536
	U.S. Bank N.A. 2.00%, due 1/24/20		1,500,000	1,479,496
	Wells Fargo & Co. 3.584% (3 Month LIBOR + 1.31%), due 5/22/28 (c)		855,000	834,292
	Wells Fargo Bank N.A. 2.40%, due 1/15/20		1,610,000	1,596,725
				49,908,556
	Beverages 1.5%
	Anheuser-Busch InBev Finance, Inc. 3.65%, due 2/1/26 (Belgium)		2,040,000	2,027,859
	Anheuser-Busch InBev Worldwide, Inc. (Belgium)
	3.50%, due 1/12/24		245,000	246,719
	4.60%, due 4/15/48		800,000	827,534
	Coca-Cola Co. 1.375%, due 5/30/19		1,390,000	1,372,870
	Constellation Brands, Inc. 4.25%, due 5/1/23		760,000	778,498
	Molson Coors Brewing Co. 3.00%, due 7/15/26		750,000	694,668
	PepsiCo, Inc.
	1.35%, due 10/4/19		800,000	785,590
	1.55%, due 5/2/19		600,000	594,269
	2.375%, due 10/6/26		800,000	736,367
	3.00%, due 10/15/27		1,000,000	958,019
				9,022,393
	Biotechnology 0.5%
	Biogen, Inc. 3.625%, due 9/15/22		1,240,000	1,251,755
	Celgene Corp.
	3.625%, due 5/15/24		1,400,000	1,382,255
	4.55%, due 2/20/48		585,000	573,486
				3,207,496
	Building Materials 0.6%
	Cemex S.A.B. de C.V. 7.75%, due 4/16/26 (Mexico) (b)		1,515,000	1,669,075
	Johnson Controls International PLC 4.50%, due 2/15/47		470,000	476,481
	Masco Corp. 4.375%, due 4/1/26		575,000	583,913
	Standard Industries, Inc. 5.375%, due 11/15/24 (b)		1,000,000	1,012,500
				3,741,969
	Chemicals 1.0%
	Air Liquide Finance S.A. (France) (b)
	1.375%, due 9/27/19		900,000	882,149
	1.75%, due 9/27/21		610,000	581,752
	Ashland LLC 4.75%, due 8/15/22		1,000,000	1,015,000
	Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (Netherlands) (b)		1,490,000	1,450,366
	Dow Chemical Co.
	4.125%, due 11/15/21		710,000	730,228
	8.55%, due 5/15/19		45,000	47,764
	Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (Mexico) (b)		625,000	593,750
	WR Grace & Co-Conn 5.125%, due 10/1/21 (b)		765,000	783,169
				6,084,178
	Commercial Services 0.3%
	Herc Rentals, Inc. 7.75%, due 6/1/24 (b)		619,000	670,067
	Service Corp. International
	4.625%, due 12/15/27		370,000	357,050
	5.375%, due 1/15/22		1,005,000	1,025,090
				2,052,207
	Computers 0.4%
	Apple, Inc.
	1.55%, due 8/4/21		545,000	522,289
	3.20%, due 5/11/27		320,000	312,681
	3.35%, due 2/9/27		1,250,000	1,234,889
	3.85%, due 8/4/46		395,000	386,504
				2,456,363
	Cosmetics & Personal Care 0.2%
	Unilever Capital Corp. 1.80%, due 5/5/20 (United Kingdom)		1,100,000	1,080,406

	Distribution & Wholesale 0.2%
	LKQ European Holdings B.V. 3.625%, due 4/1/26 (b)	EUR	810,000	999,276

	Diversified Financial Services 2.3%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20 (Ireland)		$1,600,000	1,646,922
	Air Lease Corp.
	2.125%, due 1/15/20		730,000	717,089
	2.75%, due 1/15/23		500,000	482,733
	4.25%, due 9/15/24		420,000	425,764
	Caterpillar Financial Services Corp. 2.90%, due 3/15/21		1,735,000	1,730,330
	CIT Group, Inc. 3.875%, due 2/19/19		890,000	895,340
	GE Capital International Funding Co. 2.342%, due 11/15/20		4,500,000	4,400,815
	International Lease Finance Corp. 5.875%, due 4/1/19		460,000	472,554
	OneMain Financial Holdings LLC 7.25%, due 12/15/21 (b)		525,000	544,031
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		425,000	428,345
	Springleaf Finance Corp. 6.00%, due 6/1/20		210,000	216,825
	Synchrony Financial 4.50%, due 7/23/25		1,735,000	1,735,130
				13,695,878
	Electric 1.8%
	AEP Transmission Co. LLC 3.10%, due 12/1/26		850,000	820,197
	CMS Energy Corp.
	3.875%, due 3/1/24		550,000	557,221
	5.05%, due 3/15/22		430,000	455,585
	6.25%, due 2/1/20		435,000	458,567
	Consolidated Edison, Inc. 2.00%, due 3/15/20		435,000	427,636
	Duquesne Light Holdings, Inc. 6.40%, due 9/15/20 (b)		925,000	989,807
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (b)		1,120,000	1,285,364
	Florida Power & Light Co. 3.70%, due 12/1/47		715,000	698,753
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (e)		500,000	532,817
	MidAmerican Energy Co.
	3.95%, due 8/1/47		300,000	304,149
	4.40%, due 10/15/44		790,000	849,776
	PECO Energy Co. 4.80%, due 10/15/43		425,000	480,305
	Potomac Electric Power Co. 4.15%, due 3/15/43		615,000	637,083
	PPL Electric Utilities Corp. 3.95%, due 6/1/47		780,000	781,922
	Public Service Electric & Gas Co. 3.00%, due 5/15/27		800,000	769,516
	Puget Energy, Inc. 5.625%, due 7/15/22		350,000	376,206
	WEC Energy Group, Inc. 3.951% (3 Month LIBOR + 2.113%), due 5/15/67 (a)		480,000	468,000
				10,892,904
	Entertainment 0.1%
	International Game Technology PLC 5.625%, due 2/15/20 (b)		805,000	825,125

	Environmental Controls 0.3%
	Republic Services, Inc. 4.75%, due 5/15/23		580,000	614,417
	Waste Management, Inc.
	2.40%, due 5/15/23		810,000	772,668
	3.15%, due 11/15/27		375,000	357,304
				1,744,389
	Food 1.6%
	Kerry Group Financial Services 3.20%, due 4/9/23 (Ireland) (b)		1,290,000	1,275,433
	Kraft Heinz Foods Co.
	3.00%, due 6/1/26		280,000	258,451
	4.875%, due 2/15/25 (b)		831,000	866,413
	5.00%, due 6/4/42		420,000	420,218
	Kroger Co. 1.50%, due 9/30/19		905,000	883,817
	Mondelez International Holdings Netherlands B.V. (Netherlands) (b)
	1.625%, due 10/28/19		985,000	964,706
	2.00%, due 10/28/21		1,110,000	1,059,249
	Smithfield Foods, Inc. (b)
	2.70%, due 1/31/20		605,000	596,438
	3.35%, due 2/1/22		565,000	553,240
	Sysco Corp. 3.30%, due 7/15/26		865,000	834,791
	Tyson Foods, Inc. 3.95%, due 8/15/24		1,810,000	1,821,190
				9,533,946
	Gas 0.4%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25		320,000	308,800
	5.625%, due 5/20/24		525,000	521,719
	5.75%, due 5/20/27		220,000	210,375
	NiSource, Inc. 3.49%, due 5/15/27		1,320,000	1,275,696
				2,316,590
	Health Care - Products 1.0%
	Abbott Laboratories 3.75%, due 11/30/26		785,000	780,798
	Baxter International, Inc. 3.50%, due 8/15/46		900,000	788,616
	Becton Dickinson & Co. 3.70%, due 6/6/27		1,555,000	1,501,316
	Medtronic Global Holdings SCA 1.70%, due 3/28/19		1,105,000	1,094,847
	Stryker Corp. 2.625%, due 3/15/21		1,220,000	1,207,016
	Thermo Fisher Scientific, Inc. 3.00%, due 4/15/23		525,000	511,592
				5,884,185
	Health Care - Services 0.2%
	Cigna Corp. 4.375%, due 12/15/20		135,000	138,750
	Laboratory Corp. of America Holdings 2.50%, due 11/1/18		1,255,000	1,253,936
				1,392,686
	Home Builders 0.9%
	Lennar Corp.
	4.50%, due 6/15/19		1,100,000	1,104,125
	4.50%, due 11/15/19		200,000	201,500
	8.375%, due 5/15/18 (b)		800,000	805,520
	MDC Holdings, Inc. 5.625%, due 2/1/20		1,100,000	1,137,125
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		670,000	710,200
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24		1,430,000	1,451,021
				5,409,491
	Housewares 0.1%
	Newell Brands, Inc. 3.85%, due 4/1/23		505,000	504,017

	Insurance 2.7%
	Alterra Finance LLC 6.25%, due 9/30/20		75,000	80,004
	Chubb Corp. 3.972% (3 Month LIBOR + 2.25%), due 3/29/67 (a)		730,000	729,781
	CNA Financial Corp. 4.50%, due 3/1/26		1,260,000	1,306,117
	Jackson National Life Global Funding 2.20%, due 1/30/20 (b)		1,295,000	1,280,192
	Liberty Mutual Group, Inc. (b)
	4.25%, due 6/15/23		295,000	301,080
	6.50%, due 3/15/35		130,000	161,933
	7.80%, due 3/7/87		1,195,000	1,478,813
	Markel Corp. 5.00%, due 4/5/46		870,000	914,902
	MassMutual Global Funding II (b)
	2.10%, due 8/2/18		350,000	349,525
	2.50%, due 10/17/22		1,270,000	1,232,275
	2.95%, due 1/11/25		365,000	353,302
	Metropolitan Life Global Funding I 1.75%, due 9/19/19 (b)		735,000	724,585
	Oil Insurance, Ltd. 5.29% (3 Month LIBOR + 2.982%), due 4/30/18 (a)(b)(d)		580,000	559,700
	Pricoa Global Funding I 2.55%, due 11/24/20 (b)		765,000	757,160
	Principal Life Global Funding II 2.375%, due 11/21/21 (b)		1,470,000	1,426,579
	Protective Life Corp. 8.45%, due 10/15/39		725,000	1,068,247
	Provident Cos., Inc. 7.25%, due 3/15/28		925,000	1,136,065
	Prudential Financial, Inc.
	4.418%, due 3/27/48		660,000	680,186
	5.625% (3 Month LIBOR + 3.92%), due 6/15/43 (c)		795,000	833,756
	Voya Financial, Inc. 3.65%, due 6/15/26		310,000	302,171
	XLIT, Ltd. 4.45%, due 3/31/25		775,000	780,022
				16,456,395
	Internet 1.5%
	Alibaba Group Holding, Ltd. 4.00%, due 12/6/37 (China)		1,295,000	1,225,341
	Amazon.com, Inc.
	3.30%, due 12/5/21		755,000	765,140
	3.875%, due 8/22/37 (b)		560,000	558,017
	5.20%, due 12/3/25		1,210,000	1,348,495
	Booking Holdings, Inc. 3.60%, due 6/1/26		795,000	781,013
	eBay, Inc. 3.80%, due 3/9/22		1,380,000	1,400,769
	Expedia Group, Inc. 3.80%, due 2/15/28		179,000	166,244
	Match Group, Inc. 6.375%, due 6/1/24		1,500,000	1,595,625
	Tencent Holdings, Ltd. (China) (b)
	3.595%, due 1/19/28		440,000	423,799
	3.925%, due 1/19/38		675,000	641,004
				8,905,447
	Iron & Steel 0.3%
	ArcelorMittal 7.25%, due 10/15/39 (Luxembourg)		1,000,000	1,182,500
	Vale Overseas, Ltd. 6.875%, due 11/21/36 (Brazil)		635,000	746,887
				1,929,387
	Lodging 0.8%
	Choice Hotels International, Inc. 5.75%, due 7/1/22		1,229,000	1,311,957
	Hilton Domestic Operating Co., Inc. 4.25%, due 9/1/24		865,000	839,050
	Marriott International, Inc.
	2.30%, due 1/15/22		890,000	855,022
	6.75%, due 5/15/18		865,000	869,167
	7.15%, due 12/1/19		125,000	132,782
	MGM Resorts International 6.75%, due 10/1/20		840,000	892,500
	Wyndham Worldwide Corp. 4.15%, due 4/1/24		240,000	239,379
				5,139,857
	Machinery - Diversified 0.2%
	CNH Industrial Capital LLC 4.875%, due 4/1/21		1,445,000	1,486,544

	Media 1.2%
	21st Century Fox America, Inc.
	3.00%, due 9/15/22		800,000	790,293
	6.65%, due 11/15/37		605,000	788,791
	DISH DBS Corp. 5.875%, due 7/15/22		725,000	693,281
	Grupo Televisa S.A.B. 6.625%, due 1/15/40 (Mexico)		525,000	602,409
	Sky PLC 3.75%, due 9/16/24 (United Kingdom) (b)		340,000	345,182
	Time Warner Entertainment Co., L.P.
	8.375%, due 3/15/23		355,000	421,336
	8.375%, due 7/15/33		355,000	461,981
	Time Warner, Inc. 3.60%, due 7/15/25		1,000,000	973,081
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (Netherlands) (b)		765,000	738,225
	Vrio Finco 1, LLC / Vrio Finco 2, Inc. 6.875%, due 4/4/28 (Brazil) (b)		995,000	1,001,219
	Walt Disney Co. 3.70%, due 12/1/42		315,000	306,306
				7,122,104
	Metal Fabricate & Hardware 0.2%
	Precision Castparts Corp. 3.25%, due 6/15/25		1,455,000	1,443,511

	Mining 0.7%
	Anglo American Capital PLC 4.875%, due 5/14/25 (United Kingdom) (b)		455,000	466,287
	FMG Resources (August 2006) Pty, Ltd. (Australia) (b)
	5.125%, due 5/15/24		800,000	788,992
	9.75%, due 3/1/22		1,155,000	1,272,666
	Southern Copper Corp. 5.875%, due 4/23/45 (Peru)		720,000	813,389
	Teck Resources, Ltd. 6.00%, due 8/15/40 (Canada)		720,000	741,600
				4,082,934
	Miscellaneous - Manufacturing 0.5%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (b)		1,390,000	1,393,475
	Siemens Financieringsmaatschappij N.V. 2.70%, due 3/16/22 (Germany) (b)		760,000	747,689
	Textron Financial Corp. 3.574% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		1,295,000	1,181,688
				3,322,852
	Oil & Gas 1.2%
	Andeavor 5.125%, due 12/15/26		450,000	475,211
	Gazprom Via Gaz Capital S.A. 7.288%, due 8/16/37 (b)		640,000	754,478
	Petrobras Global Finance B.V. 7.375%, due 1/17/27 (Brazil)		1,465,000	1,587,327
	Petroleos Mexicanos 6.75%, due 9/21/47 (Mexico)		1,945,000	1,968,107
	Valero Energy Corp.
	3.65%, due 3/15/25		1,000,000	995,258
	6.625%, due 6/15/37		950,000	1,199,493
				6,979,874
	Packaging & Containers 0.5%
	Ball Corp. 5.00%, due 3/15/22		1,375,000	1,423,125
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, due 10/15/20 (New Zealand)		823,742	834,038
	Sealed Air Corp. 5.50%, due 9/15/25 (b)		750,000	776,250
				3,033,413
	Pharmaceuticals 0.6%
	Allergan Funding SCS 3.45%, due 3/15/22		1,530,000	1,516,919
	Johnson & Johnson 3.40%, due 1/15/38		1,135,000	1,091,346
	Valeant Pharmaceuticals International, Inc. 5.50%, due 11/1/25 (b)		810,000	788,535
				3,396,800
	Pipelines 0.7%
	Enterprise Products Operating LLC 4.25%, due 2/15/48		1,120,000	1,091,608
	MPLX, L.P. 5.50%, due 2/15/23		925,000	948,125
	Southern Natural Gas Co. LLC 4.80%, due 3/15/47 (b)		315,000	331,530
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		795,000	835,070
	Transcontinental Gas Pipe Line Company LLC 4.60%, due 3/15/48 (b)		840,000	813,058
				4,019,391
	Real Estate Investment Trusts 1.2%
	American Tower Corp. 3.375%, due 10/15/26		1,080,000	1,010,545
	CoreCivic, Inc. 4.625%, due 5/1/23		310,000	307,675
	Crown Castle International Corp.
	3.40%, due 2/15/21		920,000	923,487
	5.25%, due 1/15/23		1,290,000	1,370,819
	Digital Realty Trust, L.P.
	2.75%, due 2/1/23		45,000	43,205
	3.70%, due 8/15/27		170,000	163,818
	Essex Portfolio, L.P. 3.375%, due 4/15/26		545,000	523,804
	Iron Mountain, Inc.
	4.875%, due 9/15/27 (b)		790,000	732,725
	5.25%, due 3/15/28 (b)		610,000	574,162
	5.75%, due 8/15/24		170,000	164,687
	Kilroy Realty, L.P. 3.45%, due 12/15/24		720,000	698,589
	UDR, Inc. 3.50%, due 7/1/27		725,000	697,516
	Welltower, Inc. 4.00%, due 6/1/25		310,000	309,751
				7,520,783
	Retail 2.4%
	Alimentation Couche-Tard, Inc. (Canada) (b)
	3.55%, due 7/26/27		1,610,000	1,545,968
	4.50%, due 7/26/47		700,000	682,437
	AutoZone, Inc. 3.75%, due 6/1/27		550,000	538,748
	Brinker International, Inc. 2.60%, due 5/15/18		835,000	833,330
	CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (Hong Kong) (b)		925,000	876,040
	CVS Health Corp.
	4.00%, due 12/5/23		1,355,000	1,370,925
	4.78%, due 3/25/38		400,000	405,412
	5.05%, due 3/25/48		795,000	836,171
	CVS Pass-Through Trust 5.789%, due 1/10/26 (b)(f)		36,887	38,895
	Dollar General Corp. 3.25%, due 4/15/23		1,420,000	1,406,612
	Home Depot, Inc. 2.125%, due 9/15/26		690,000	624,163
	McDonald's Corp. 3.70%, due 2/15/42		345,000	318,322
	O'Reilly Automotive, Inc. 3.55%, due 3/15/26		1,000,000	978,004
	QVC, Inc. 4.85%, due 4/1/24		945,000	961,852
	Starbucks Corp. 2.45%, due 6/15/26		785,000	732,258
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.75%, due 3/1/25		65,000	62,400
	TJX Cos., Inc. 2.25%, due 9/15/26		2,310,000	2,085,132
				14,296,669
	Semiconductors 0.7%
	Intel Corp. 3.734%, due 12/8/47 (b)		825,000	803,887
	NXP B.V. / NXP Funding LLC 4.625%, due 6/15/22 (Netherlands) (b)		590,000	603,275
	Qorvo, Inc. 7.00%, due 12/1/25		1,360,000	1,476,729
	Sensata Technologies B.V. 5.00%, due 10/1/25 (Netherlands) (b)		1,135,000	1,117,975
				4,001,866
	Software 0.5%
	Microsoft Corp.
	1.85%, due 2/6/20		280,000	277,208
	3.45%, due 8/8/36		270,000	263,343
	MSCI, Inc. 5.75%, due 8/15/25 (b)		1,315,000	1,373,781
	Oracle Corp. 3.80%, due 11/15/37		735,000	726,806
	PTC, Inc. 6.00%, due 5/15/24		516,000	540,510
				3,181,648
	Telecommunications 2.2%
¤	AT&T, Inc. 4.90%, due 8/14/37		1,320,000	1,327,453
	Cisco Systems, Inc. 2.45%, due 6/15/20		1,000,000	993,926
	CommScope Technologies LLC 6.00%, due 6/15/25 (b)		475,000	494,237
	CommScope, Inc. 5.00%, due 6/15/21 (b)		985,000	998,544
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19		405,000	417,150
	Rogers Communications, Inc. (Canada)
	4.30%, due 2/15/48		830,000	833,407
	5.45%, due 10/1/43		135,000	156,234
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (b)
	3.36%, due 3/20/23		1,671,250	1,660,805
	4.738%, due 3/20/25		940,000	943,525
	T-Mobile USA, Inc. 6.625%, due 4/1/23		1,600,000	1,653,008
	Telecom Italia Capital S.A. (Italy)
	7.175%, due 6/18/19		690,000	720,933
	7.721%, due 6/4/38		510,000	623,577
	Telecom Italia S.p.A. 5.303%, due 5/30/24 (Italy) (b)		385,000	391,738
	Telefonica Emisiones SAU (Spain)
	4.57%, due 4/27/23		1,139,000	1,197,605
	5.213%, due 3/8/47		620,000	658,920
	5.462%, due 2/16/21		175,000	186,043
				13,257,105
	Textiles 0.3%
	Cintas Corp. No 2 3.70%, due 4/1/27		1,540,000	1,538,169

	Transportation 0.3%
	United Parcel Service, Inc. 2.50%, due 4/1/23		1,620,000	1,569,736
	XPO Logistics, Inc. 6.50%, due 6/15/22 (b)		370,000	381,563
				1,951,299
	Total Corporate Bonds (Cost $268,094,267)			266,940,696

	Foreign Bonds 0.2%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21 (United Kingdom)	GBP	525,000	895,967
	Total Foreign Bonds (Cost $857,915)			895,967

	Loan Assignments 5.3% (a)
	Advertising 0.1%
	Outfront Media Capital LLC 2017 Term Loan B 3.872% (1 Month LIBOR + 2.00%), due 3/18/24		$800,000	803,857

	Building Materials 0.3%
	Builders FirstSource, Inc. 2017 Term Loan B 5.302% (3 Month LIBOR + 3.00%), due 2/29/24		691,206	693,551
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.627% (1 Month LIBOR + 2.75%), due 11/15/23		865,385	868,900
				1,562,451
	Chemicals 0.2%
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan 4.302% (3 Month LIBOR + 2.00%), due 6/1/24		869,975	871,787

	Commercial Services 0.4%
	Allied Universal Holdco LLC 2015 Term Loan 6.052% (3 Month LIBOR + 3.75%), due 7/28/22		946,592	933,110
	Global Payments, Inc. Term Loan B2 3.481%, due 4/21/23		475,200	476,091
	U.S. Security Associates Holdings, Inc. 2016 Term Loan 5.802% (3 Month LIBOR + 3.50%), due 7/14/23		985,161	987,008
				2,396,209
	Computers 0.1%
	Tempo Acquisition LLC Term Loan 4.877% (1 Month LIBOR + 3.00%), due 5/1/24		861,300	864,799

	Containers, Packaging & Glass 0.2%
	BWAY Holding Co. 2017 Term Loan B 4.958% (3 Month LIBOR + 3.25%), due 4/3/24		942,875	946,804
	Reynolds Group Holdings, Inc. 2017 Term Loan 4.627% (1 Month LIBOR + 2.75%), due 2/5/23		295,509	296,920
				1,243,724
	Electrical Components & Equipment 0.1%
	Electro Rent Corp. 1st Lien Term Loan 6.984% (3 Month LIBOR + 5.00%), due 1/31/24		740,625	742,477

	Environmental Controls 0.5%
	Advanced Disposal Services, Inc. Term Loan B3 3.981% (1 Week LIBOR + 2.25%), due 11/10/23		1,729,075	1,733,398
	GFL Environmental, Inc. Term Loan B 5.052% (3 Month LIBOR + 2.75%), due 9/29/23 (Canada)		1,255,875	1,260,584
				2,993,982
	Food & Staples Retailing 0.3%
	U.S. Foods, Inc. 2016 Term Loan B 4.377% (1 Month LIBOR + 2.50%), due 6/27/23		1,906,050	1,918,228

	Health Care - Products 0.4%
	Ortho-Clinical Diagnostics S.A. Term Loan B 5.627% (1 Month LIBOR + 3.75%), due 6/30/21		1,036,949	1,044,725
	Sterigenics-Nordion Holdings LLC 2017 Term Loan B 4.877% (1 Month LIBOR + 3.00%), due 5/15/22		1,064,250	1,066,467
				2,111,192
	Healthcare, Education & Childcare 0.3%
	ExamWorks Group, Inc. 2017 Term Loan 5.127% (1 Month LIBOR + 3.25%), due 7/27/23		1,319,942	1,328,521
	U.S. Renal Care, Inc. 2015 2nd Lien Term Loan 10.302% (3 Month LIBOR + 8.00%), due 12/31/23 (g)		600,000	603,000
				1,931,521
	Holding Company - Diversified 0.1%
	Titan Acquisition, Ltd. 2018 Term Loan B TBD, due 3/15/25 (Canada)		830,000	828,184

	Hotels, Motels, Inns & Gaming 0.1%
	Scientific Games International, Inc. 2018 Term Loan B5 4.722% (2 Month LIBOR + 2.75%), due 8/14/24		798,000	800,494

	Household Products & Wares 0.5%
	KIK Custom Products, Inc. 2015 Term Loan B 5.875% (1 Month LIBOR + 4.00%), due 5/15/23 (Canada)		2,488,603	2,510,896
	Prestige Brands, Inc. Term Loan B4 3.877% (1 Month LIBOR + 2.00%), due 1/26/24		699,167	700,623
				3,211,519
	Insurance 0.2%
	MPH Acquisition Holdings LLC 2016 Term Loan B 5.052% (3 Month LIBOR + 2.75%), due 6/7/23		1,266,571	1,272,112

	Iron & Steel 0.2%
	Signode Industrial Group U.S., Inc. Term Loan B 5.423% (PRIME + 1.75%), due 5/4/21 (g)		942,096	938,563

	Media 0.3%
	Nielsen Finance LLC Term Loan B4 3.718% (1 Month LIBOR + 2.00%), due 10/4/23		317,600	318,394
	Virgin Media Bristol LLC 2017 Term Loan 4.277% (1 Month LIBOR + 2.50%), due 1/15/26		1,300,000	1,306,500
				1,624,894
	Packaging & Containers 0.1%
	Albea Beauty Holdings S.A 2018 Term Loan TBD, due 4/22/24 (France)		830,000	833,112

	Software 0.2%
	First Data Corp. 2024 Term Loan 4.122% (1 Month LIBOR + 2.25%), due 4/26/24		922,931	924,277

	Telecommunications 0.6%
	Level 3 Financing, Inc. 2017 Term Loan B 4.111% (1 Month LIBOR + 2.25%), due 2/22/24		3,500,000	3,503,283

	Transportation 0.1%
	XPO Logistics, Inc. 2018 Term Loan B 3.92% (3 Month LIBOR + 2.00%), due 2/24/25		565,000	566,766

	Total Loan Assignments (Cost $31,755,095)			31,943,431

	Mortgage-Backed Securities 0.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.1%
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 1.851% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)		71,649	68,569
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (b)		465,593	491,912
				560,481
	Residential Mortgage (Collateralized Mortgage Obligation) 0.0% ‡
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 2.51% (1 Year Treasury Constant Maturity Rate + 0.47%), due 2/25/42 (a)(b)(f)(g)(h)		267,559	241,866

	Total Mortgage-Backed Securities (Cost $805,978)			802,347

	U.S. Government & Federal Agencies 2.3%
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.1%
	(zero coupon), due 10/9/19		950,000	916,356
	6.00%, due 4/1/37		17,163	17,907
				934,263
	United States Treasury Notes 2.2%
	1.25%, due 7/31/23		8,965,000	8,367,917
	1.75%, due 9/30/22		1,400,000	1,353,242
	2.00%, due 11/15/26		2,175,000	2,051,297
	2.25%, due 11/15/24		1,440,000	1,402,369
				13,174,825
	Total U.S. Government & Federal Agencies (Cost $14,478,553)			14,109,088
	Total Long-Term Bonds (Cost $316,431,545)			315,053,186

			Shares
	Common Stocks 43.2%
	Aerospace & Defense 0.9%
	BAE Systems PLC (United Kingdom)		420,592	3,430,788
	Lockheed Martin Corp.		5,987	2,023,187
				5,453,975
	Air Freight & Logistics 0.8%
	Deutsche Post A.G., Registered (Germany)		68,955	3,013,718
	United Parcel Service, Inc., Class B		20,377	2,132,657
				5,146,375
	Auto Components 0.4%
	Compagnie Generale des Etablissements Michelin (France)		14,871	2,193,932

	Automobiles 0.5%
	Daimler A.G., Registered Shares (Germany)		35,538	3,015,901

	Banks 2.3%
	Commonwealth Bank of Australia (Australia)		33,533	1,862,345
	Lloyds Banking Group PLC (United Kingdom)		2,450,840	2,223,354
	People's United Financial, Inc.		95,030	1,773,260
	Royal Bank of Canada (Canada)		25,881	1,999,206
	Svenska Handelsbanken A.B., Class A (Sweden)		158,640	1,979,722
	Wells Fargo & Co.		25,784	1,351,339
	Westpac Banking Corp. (Australia)		110,944	2,438,725
				13,627,951
	Beverages 0.7%
	Coca-Cola Co.		32,835	1,426,024
	Diageo PLC (United Kingdom)		44,038	1,490,263
	PepsiCo., Inc.		14,775	1,612,691
				4,528,978
	Biotechnology 0.3%
	AbbVie, Inc.		18,445	1,745,819

	Capital Markets 0.8%
	BlackRock, Inc.		3,187	1,726,462
	CME Group, Inc.		9,656	1,561,762
	Singapore Exchange, Ltd. (Singapore)		272,422	1,531,289
				4,819,513
	Chemicals 1.1%
	BASF S.E. (Germany)		29,648	3,008,536
	DowDuPont, Inc.		28,778	1,833,447
	Nutrien, Ltd. (Canada)		35,442	1,674,989
				6,516,972
	Commercial Services & Supplies 0.0% ‡
	Quad Graphics, Inc.		6	152

	Communications Equipment 0.6%
	Cisco Systems, Inc.		83,538	3,582,945

	Construction & Engineering 0.4%
	Vinci S.A. (France)		23,756	2,335,522

	Diversified Telecommunication Services 4.1%
¤	AT&T, Inc.		126,514	4,510,224
	BCE, Inc. (Canada)		109,769	4,723,556
	CenturyLink, Inc.		83,877	1,378,099
	Deutsche Telekom A.G., Registered (Germany)		217,980	3,553,828
	Singapore Telecommunications, Ltd. (Singapore)		617,996	1,588,882
	Swisscom A.G., Registered (Switzerland) (i)		4,925	2,439,833
	TELUS Corp. (Canada)		61,003	2,142,101
	Verizon Communications, Inc.		96,478	4,613,578
				24,950,101
	Electric Utilities 4.1%
	American Electric Power Co., Inc.		29,261	2,007,012
	Duke Energy Corp.		53,985	4,182,218
	Entergy Corp.		39,499	3,111,731
	FirstEnergy Corp.		58,427	1,987,102
	PPL Corp.		95,320	2,696,603
	Red Electrica Corp. S.A. (Spain)		124,873	2,570,564
	Southern Co.		41,623	1,858,883
	SSE PLC (United Kingdom)		117,146	2,097,182
	Terna Rete Elettrica Nazionale S.p.A. (Italy)		755,713	4,415,937
				24,927,232
	Electrical Equipment 0.7%
	Eaton Corp. PLC		29,648	2,369,172
	Emerson Electric Co.		29,068	1,985,344
				4,354,516
	Equity Real Estate Investment Trusts 1.8%
	Iron Mountain, Inc.		77,743	2,554,635
	Public Storage		7,918	1,586,688
	Unibail-Rodamco S.E. (France)		15,933	3,639,623
	Welltower, Inc.		59,876	3,259,050
				11,039,996
	Food Products 0.9%
	Nestle S.A., Registered (Switzerland)		32,352	2,559,057
	Orkla ASA (Norway)		242,460	2,602,513
				5,161,570
	Gas Utilities 0.3%
	Gas Natural SDG S.A. (Spain)		85,179	2,032,236

	Health Care Providers & Services 0.3%
	Sonic Healthcare, Ltd. (Australia)		92,440	1,624,446

	Hotels, Restaurants & Leisure 0.7%
	Las Vegas Sands Corp.		28,510	2,049,869
	McDonald's Corp.		13,037	2,038,726
				4,088,595
	Household Durables 0.3%
	Leggett & Platt, Inc.		39,233	1,740,376

	Household Products 0.7%
	Kimberly-Clark Corp.		20,183	2,222,754
	Procter & Gamble Co.		22,791	1,806,870
				4,029,624
	Industrial Conglomerates 0.3%
	Siemens A.G., Registered (Germany)		14,388	1,832,688

	Insurance 3.4%
	Allianz S.E., Registered (Germany)		16,320	3,682,844
	Arthur J. Gallagher & Co.		22,888	1,573,092
	Assicurazioni Generali S.p.A. (Italy)		84,986	1,633,922
	AXA S.A. (France)		157,418	4,183,811
	MetLife, Inc.		49,850	2,287,617
	Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Germany)		20,955	4,869,322
	SCOR S.E. (France)		51,281	2,098,662
				20,329,270
	Media 0.0% ‡
	ION Media Networks, Inc. (f)(g)(h)(j)(k)		8	5,429

	Multi-Utilities 1.7%
	Ameren Corp.		32,545	1,843,023
	Dominion Energy, Inc.		44,424	2,995,510
	National Grid PLC (United Kingdom)		331,257	3,728,255
	WEC Energy Group, Inc.		29,938	1,877,113
				10,443,901
	Oil, Gas & Consumable Fuels 4.7%
	Enterprise Products Partners, L.P.		121,878	2,983,573
	Exxon Mobil Corp.		36,021	2,687,527
	Magellan Midstream Partners, L.P.		28,682	1,673,595
	Occidental Petroleum Corp.		46,645	3,030,059
	Pembina Pipeline Corp. (Canada)		60,690	1,893,692
¤	Royal Dutch Shell PLC, Class A, Sponsored ADR (Netherlands)		76,584	4,886,825
	Snam S.p.A. (Italy)		628,038	2,884,747
	Statoil ASA (Norway)		132,944	3,131,616
¤	TOTAL S.A. (France)		89,235	5,065,036
				28,236,670
	Personal Products 0.5%
	Unilever PLC (United Kingdom)		50,411	2,797,594

	Pharmaceuticals 4.0%
	AstraZeneca PLC, Sponsored ADR (United Kingdom)		129,798	4,539,036
¤	GlaxoSmithKline PLC (United Kingdom)		251,002	4,909,055
	Johnson & Johnson		14,292	1,831,520
	Merck & Co., Inc.		32,545	1,772,726
	Novartis A.G., Registered (Switzerland)		34,283	2,770,611
	Pfizer, Inc.		101,887	3,615,970
	Roche Holding A.G. (Switzerland)		11,299	2,589,551
	Sanofi (France)		24,722	1,987,285
				24,015,754
	Semiconductors & Semiconductor Equipment 1.4%
	Intel Corp.		43,844	2,283,395
	QUALCOMM, Inc.		33,704	1,867,539
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)		38,436	1,681,959
	Texas Instruments, Inc.		26,074	2,708,828
				8,541,721
	Software 0.4%
	Micro Focus International PLC (United Kingdom)		61,325	849,033
	Microsoft Corp.		20,473	1,868,571
				2,717,604
	Tobacco 2.9%
	Altria Group, Inc.		74,242	4,626,761
	British American Tobacco PLC (United Kingdom)	GBP	57,172	3,313,573
	British American Tobacco PLC, Sponsored ADR (United Kingdom)		$27,233	1,571,072
	Imperial Brands PLC (United Kingdom)		122,651	4,174,647
¤	Philip Morris International, Inc.		40,754	4,050,948
				17,737,001
	Wireless Telecommunication Services 1.3%
	Rogers Communications, Inc., Class B (Canada)		59,549	2,659,564
¤	Vodafone Group PLC (United Kingdom)		1,808,690	4,928,514
				7,588,078
	Total Common Stocks (Cost $241,747,516)			261,162,437

	Principal Amount
Short-Term Investment 2.5%
Repurchase Agreement 2.5%
Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $15,133,195 (Collateralized by a United States Treasury Note with a rate 1.625% and a maturity date 11/30/20, with a Principal Amount of $15,665,000 and a Market Value of $15,438,390)	$15,131,951	15,131,951
Total Short-Term Investment (Cost $15,131,951)		15,131,951
Total Investments (Cost $573,311,012)	97.9%	591,347,574
Other Assets, Less Liabilities	2.1	12,399,018
Net Assets	100.0%	$603,746,592

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2018.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2018.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Step coupon - Rate shown was the rate in effect as of March 31, 2018.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, the total market value of fair valued securities was $286,190, which represented less than one-tenth of a percent of the Portfolio's net assets.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Illiquid security - As of March 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $247,295, which represented less than one-tenth of a percent of the Portfolio's net assets.
(i)	All or a portion of this security was held on loan. As of March 31, 2018, the market value of securities loaned was $2,486,038 and the Fund received non-cash collateral in the amount of $2,614,875.
(j)	Restricted security.
(k)	Non-income producing security.

As of March 31, 2018, the Portfolio held the following foreign currency forward contracts1:

Foreign Currency Buy Contracts	Settlement Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)
Japanese Yen vs. U.S. Dollar	5/2/18	JPMorgan Chase Bank N.A.	JPY	1,394,080,000	$12,891,902	$230,957

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased
Euro vs. U.S. Dollar	5/2/18	JPMorgan Chase Bank N.A.	EUR	27,735,000	34,846,809	652,247
British Pound Sterling vs. U.S. Dollar	5/2/18	JPMorgan Chase Bank N.A.	GBP	13,625,000	19,503,370	364,733
Canadian Dollar vs. U.S. Dollar	5/2/18	JPMorgan Chase Bank N.A.	CAD	8,140,000	6,617,671	295,783
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$1,543,720

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

As of March 31, 2018, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(203)	June 2018	$(43,165,607)	$(43,159,703)	$5,904
5-Year United States Treasury Note	402	June 2018	45,910,447	46,013,297	102,850
10-Year United States Treasury Note	131	June 2018	15,748,954	15,869,422	120,468
10-Year United States Treasury Ultra Note	(37)	June 2018	(4,749,494)	(4,804,797)	(55,303)
United States Treasury Bond	(25)	June 2018	(3,615,255)	(3,665,625)	(50,370)
Euro Stoxx 50	675	June 2018	27,239,307	27,250,462	11,155
Nikkei 225	210	June 2018	20,960,246	21,191,438	231,192
United States Treasury Ultra Bond	97	June 2018	15,100,400	15,565,469	465,069
Standard & Poor’s 500 Index Mini	495	June 2018	69,026,344	65,414,250	(3,612,094)
			$142,455,342	$139,674,213	$(2,781,129)

1.	As of March 31, 2018, cash in the amount of $6,526,869 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2018.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$361,657	$—	$361,657
Corporate Bonds	—	266,940,696	—	266,940,696
Foreign Bonds	—	895,967	—	895,967
Loan Assignments (b)	—	30,401,868	1,541,563	31,943,431
Mortgage-Backed Securities (c)	—	560,481	241,866	802,347
U.S. Government & Federal Agencies	—	14,109,088	—	14,109,088
Total Long-Term Bonds	—	313,269,757	1,783,429	315,053,186
Common Stocks (d)	261,157,008	—	5,429	261,162,437
Short-Term Investment
Repurchase Agreement	—	15,131,951	—	15,131,951
Total Investments in Securities	261,157,008	328,401,708	1,788,858	591,347,574
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	1,543,720	—	1,543,720
Futures Contracts (e)	936,638	—	—	936,638
Total Other Financial Instruments	936,638	1,543,720	—	2,480,358
Total Investments in Securities and Other Financial Instruments	$262,093,646	$329,945,428	$1,788,858	$593,827,932

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (e)	$(3,717,767)	$—	$—	$(3,717,767)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $603,000 and $938,563 are held in Healthcare, Education & Childcare and Iron & Steel, respectively, within the Loan Assignments section of the Portfolio of Investments.

(c)	The Level 3 security valued at $241,866 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $5,429 is held in Media within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2018, securities with a market value of $1,228,707 transferred from Level 3 to Level 2 as the prices of these securities were based on significant observable inputs. As of December 31, 2017, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Long-Term Bonds
Loan Assignments
Commercial Services	$478,782	$-	$-	$-	$-	$-	$-	$(478,782)	$-	$-
Electrical Components & Equipment	749,925	-	-	-	-	-	-	(749,925)	-	-
Healthcare, Education & Childcare	588,000	370	-	14,630	-	-	-	-	603,000	14,630
Iron & Steel	958,272	110	21	(6,053)	-	(13,787)	-	-	938,563	(6,053)
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	247,534	-	-	721	-	(6,389)	-	-	241,866	721
Common Stocks
Media	5,429	-	-	-	-	-	-	-	5,429	-
Total	$3,027,942	$480	$21	$9,298	$-	$(20,176)	$-	$(1,228,707)	$1,788,858	$9,298

(a) Sales include principal reductions.

MainStay VP Indexed Bond Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 97.5% †
	Asset-Backed Securities 0.6%
	Automobile 0.4%
	Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16%, due 9/15/22	$300,000	$295,729
	Hyundai Auto Receivables Trust Series 2016-A, Class A3 1.56%, due 9/15/20	100,000	99,435
	Mercedes Benz Auto Lease Trust Series 2017-A, Class A3 1.79%, due 4/15/20	100,000	99,335
			494,499
	Credit Cards 0.2%
	Chase Issuance Trust Series 2015-A7, Class A7 1.62%, due 7/15/20	100,000	99,768
	Discover Card Execution Note Trust Series 2014-A4, Class A4 2.12%, due 12/15/21	200,000	198,930
			298,698
	Total Asset-Backed Securities (Cost $801,489)		793,197

	Corporate Bonds 29.8%
	Aerospace & Defense 0.4%
	Lockheed Martin Corp. 4.07%, due 12/15/42	125,000	123,400
	Northrop Grumman Corp. 7.75%, due 2/15/31	100,000	136,038
	United Technologies Corp. 2.65%, due 11/1/26	230,000	211,410
			470,848
	Auto Manufacturers 0.7%
	Ford Motor Credit Co. LLC 3.219%, due 1/9/22	400,000	393,259
	General Motors Financial Co., Inc. 4.35%, due 1/17/27	330,000	327,796
	Toyota Motor Credit Corp. 2.25%, due 10/18/23	140,000	133,152
			854,207
	Banks 9.2%
	Bank of America Corp.
	3.248%, due 10/21/27	200,000	188,503
	3.30%, due 1/11/23	410,000	408,802
	5.00%, due 1/21/44	155,000	174,018
	Bank of New York Mellon Corp.
	2.50%, due 4/15/21	350,000	343,180
	3.00%, due 2/24/25	205,000	198,706
	Bank of Nova Scotia 2.70%, due 3/7/22	475,000	465,881
	Barclays PLC 5.25%, due 8/17/45	200,000	209,789
	BB&T Corp.
	2.05%, due 5/10/21	350,000	338,835
	2.75%, due 4/1/22	125,000	122,684
	BNP Paribas S.A. 3.25%, due 3/3/23	220,000	219,061
	Capital One Financial Co. 3.05%, due 3/9/22	180,000	176,521
	Citigroup, Inc.
	3.375%, due 3/1/23	220,000	217,997
	4.45%, due 9/29/27	365,000	369,321
	4.65%, due 7/30/45	80,000	85,238
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 5.25%, due 5/24/41	400,000	477,112
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 6/9/23	250,000	250,474
	Fifth Third Bank 2.25%, due 6/14/21	350,000	340,054
	Goldman Sachs Group, Inc.
	2.905% (3 Month LIBOR + 0.99%), due 7/24/23 (a)	500,000	486,264
	3.85%, due 1/26/27	130,000	128,364
	4.80%, due 7/8/44	110,000	118,575
¤	HSBC Holdings PLC
	2.65%, due 1/5/22	420,000	408,361
	3.90%, due 5/25/26	700,000	698,569
	JPMorgan Chase & Co.
	4.25%, due 10/1/27	500,000	506,118
	4.26% (3 Month LIBOR + 1.58%), due 2/22/48 (a)	265,000	266,596
¤	KfW
	1.50%, due 4/20/20	405,000	397,035
	2.125%, due 3/7/22	605,000	591,116
	Lloyds Banking Group PLC 3.75%, due 1/11/27	200,000	193,465
	Morgan Stanley
	3.625%, due 1/20/27	350,000	342,584
	4.10%, due 5/22/23	275,000	278,700
	PNC Bank N.A. 2.625%, due 2/17/22	250,000	244,477
	Royal Bank of Canada 2.75%, due 2/1/22	220,000	216,960
	Royal Bank of Scotland Group PLC 3.875%, due 9/12/23	200,000	197,512
	Santander Uk PLC 2.375%, due 3/16/20	350,000	345,149
	Sumitomo Mitsui Financial Group, Inc. 2.934%, due 3/9/21	350,000	348,108
	Toronto-Dominion Bank 2.50%, due 12/14/20	220,000	217,235
	U.S. Bank N.A. 2.00%, due 1/24/20	600,000	591,798
	Wells Fargo & Co.
	4.75%, due 12/7/46	90,000	92,225
	3.00%, due 4/22/26	365,000	342,680
	3.50%, due 3/8/22	170,000	170,454
	Westpac Banking Corp. 2.80%, due 1/11/22	220,000	216,962
			11,985,483
	Beverages 0.8%
	Anheuser-Busch InBev Finance, Inc. 4.90%, due 2/1/46	120,000	129,421
	Anheuser-Busch InBev Worldwide, Inc.
	2.50%, due 7/15/22	180,000	174,842
	4.00%, due 4/13/28	175,000	177,136
	Coca Cola Co. 2.25%, due 9/1/26	140,000	128,954
	Diageo Capital PLC 5.875%, due 9/30/36	108,000	138,113
	Molson Coors Brewing Co. 4.20%, due 7/15/46	50,000	47,260
	PepsiCo, Inc.
	2.75%, due 3/1/23	165,000	162,693
	4.45%, due 4/14/46	80,000	86,047
			1,044,466
	Biotechnology 0.4%
	Amgen, Inc.
	2.70%, due 5/1/22	90,000	87,928
	4.40%, due 5/1/45	90,000	89,873
	Baxalta, Inc. 3.60%, due 6/23/22	130,000	129,600
	Celgene Corp. 3.55%, due 8/15/22	90,000	89,876
	Gilead Sciences, Inc.
	3.65%, due 3/1/26	90,000	90,321
	4.60%, due 9/1/35	90,000	96,398
			583,996
	Chemicals 0.3%
	Dow Chemical Co. 3.00%, due 11/15/22	220,000	216,011
	Mosaic Co. 4.05%, due 11/15/27	200,000	195,063
			411,074
	Computers 0.8%
	Apple, Inc.
	2.15%, due 2/9/22	90,000	87,582
	2.90%, due 9/12/27	215,000	204,657
	3.35%, due 2/9/27	11,000	10,867
	4.25%, due 2/9/47	90,000	93,248
	4.50%, due 2/23/36	120,000	131,573
	Dell International LLC / EMC Corp. 5.45%, due 6/15/23 (b)	220,000	233,206
	Hewlett Packard Enterprise Co. 4.40%, due 10/15/22	90,000	93,146
	IBM Corp. 3.45%, due 2/19/26	130,000	129,331
			983,610
	Cosmetics & Personal Care 0.4%
	Colgate-Palmolive Co. 1.75%, due 3/15/19	220,000	218,572
	Procter & Gamble Co. 1.90%, due 11/1/19	220,000	218,298
	Unilever Capital Corp. 3.10%, due 7/30/25	100,000	97,782
			534,652
	Diversified Financial Services 0.6%
	American Express Co. 3.40%, due 2/27/23	180,000	179,393
	Discover Financial Services 3.85%, due 11/21/22	125,000	125,125
	GE Capital International Funding Co. 3.373%, due 11/15/25	210,000	202,985
	National Rural Utilities Cooperative Finance Corp. 2.70%, due 2/15/23	90,000	87,739
	Visa, Inc. 2.80%, due 12/14/22	200,000	197,451
			792,693
	Electric 1.3%
	Commonwealth Edison Co. 3.65%, due 6/15/46	190,000	179,580
	Consolidated Edison Co. of New York, Inc. 5.85%, due 3/15/36	200,000	247,016
	DTE Electric Co. 3.375%, due 3/1/25	90,000	89,620
	Duke Energy Carolinas LLC
	3.875%, due 3/15/46	190,000	187,499
	4.00%, due 9/30/42	100,000	100,700
	Edison International 2.95%, due 3/15/23	90,000	87,517
	Emera U.S. Finance, L.P. 2.70%, due 6/15/21	90,000	87,955
	Florida Power & Light Co. 2.75%, due 6/1/23	90,000	88,236
	MidAmerican Energy Co. 3.95%, due 8/1/47	165,000	167,282
	Southern Co.
	2.95%, due 7/1/23	90,000	87,417
	4.40%, due 7/1/46	125,000	125,116
	Virginia Electric & Power Co. 4.00%, due 1/15/43	180,000	178,744
	Xcel Energy, Inc. 3.30%, due 6/1/25	90,000	88,333
			1,715,015
	Food 0.2%
	General Mills, Inc. 3.15%, due 12/15/21	90,000	89,296
	Kraft Heinz Foods Co. 3.00%, due 6/1/26	190,000	175,377
			264,673
	Forest Products & Paper 0.4%
	Fibria Overseas Finance, Ltd.
	4.00%, due 1/14/25	200,000	193,000
	5.50%, due 1/17/27	200,000	206,700
	International Paper Co. 3.80%, due 1/15/26	130,000	128,778
			528,478
	Health Care - Products 0.5%
	Abbott Laboratories 3.75%, due 11/30/26	205,000	203,903
	Becton Dickinson & Co. 3.70%, due 6/6/27	125,000	120,684
	Medtronic, Inc. 4.625%, due 3/15/45	210,000	229,856
	Thermo Fisher Scientific, Inc. 2.95%, due 9/19/26	140,000	130,693
			685,136
	Health Care - Services 0.3%
	Aetna, Inc. 6.625%, due 6/15/36	100,000	126,283
	Unitedhealth Group, Inc. 3.10%, due 3/15/26	255,000	247,015
			373,298
	Housewares 0.1%
	Newell Brands, Inc. 3.85%, due 4/1/23	165,000	164,679

	Insurance 0.6%
	American International Group, Inc. 3.75%, due 7/10/25	90,000	88,622
	Berkshire Hathaway Finance Corp. 4.30%, due 5/15/43	170,000	179,802
	Chubb INA Holdings, Inc. 3.35%, due 5/3/26	90,000	88,521
	Metlife, Inc. 3.00%, due 3/1/25	165,000	158,655
	Prudential Financial, Inc. 4.50%, due 11/15/20	205,000	212,867
			728,467
	Internet 0.2%
	Amazon.com, Inc. 3.875%, due 8/22/37 (b)	250,000	249,115

	Iron & Steel 0.1%
	Vale Overseas, Ltd. 6.875%, due 11/21/36	100,000	117,620

	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 5.30%, due 9/15/35	150,000	178,666

	Machinery - Diversified 0.1%
	Deere & Co. 3.90%, due 6/9/42	150,000	153,793

	Media 0.9%
	21st Century Fox America, Inc. 3.00%, due 9/15/22	130,000	128,423
	Charter Communications Operating LLC / Charter Communications Operating Capital 4.908%, due 7/23/25	320,000	327,010
	Comcast Corp.
	1.625%, due 1/15/22	140,000	131,968
	3.40%, due 7/15/46	275,000	236,278
	Discovery Communications LLC 3.95%, due 3/20/28	125,000	119,906
	Time Warner, Inc. 3.60%, due 7/15/25	130,000	126,500
	Walt Disney Co. 2.35%, due 12/1/22	130,000	125,681
			1,195,766
	Mining 0.2%
	BHP Billiton Finance USA, Ltd. 3.85%, due 9/30/23	210,000	217,997

	Miscellaneous - Manufacturing 0.2%
	General Electric Co. 4.125%, due 10/9/42	275,000	254,923

	Multi-National 1.4%
¤	European Investment Bank
	1.25%, due 5/15/19	445,000	439,963
	2.25%, due 8/15/22	450,000	440,956
¤	Inter-American Development Bank
	1.00%, due 5/13/19	525,000	517,790
	1.75%, due 4/14/22	450,000	435,049
			1,833,758
	Oil & Gas 1.9%
	Anadarko Petroleum Corp. 5.55%, due 3/15/26	155,000	169,206
	BP Capital Markets PLC Co. 3.588%, due 4/14/27	230,000	229,548
	Canadian Natural Resources, Ltd. 6.25%, due 3/15/38	75,000	90,560
	Cenovus Energy, Inc. 5.25%, due 6/15/37	150,000	150,949
	Chevron Corp. 3.191%, due 6/24/23	205,000	205,417
	ConocoPhillips Co. 5.95%, due 3/15/46	70,000	90,328
	Devon Energy Corp. 4.75%, due 5/15/42	100,000	102,221
	EOG Resources, Inc. 3.90%, due 4/1/35	90,000	88,304
	Exxon Mobil Corp. 4.114%, due 3/1/46	190,000	199,616
	Hess Corp. 7.125%, due 3/15/33	75,000	89,978
	Nabors Industries, Inc. 5.00%, due 9/15/20	150,000	149,625
	Occidental Petroleum Corp. 3.00%, due 2/15/27	90,000	86,276
	Petroleos Mexicanos 6.50%, due 6/2/41	250,000	248,125
	Shell International Finance B.V.
	2.375%, due 8/21/22	140,000	135,878
	3.75%, due 9/12/46	250,000	241,064
	Statoil ASA 5.10%, due 8/17/40	175,000	205,148
			2,482,243
	Oil & Gas Services 0.1%
	Halliburton Co. 3.80%, due 11/15/25	130,000	130,588

	Pharmaceuticals 1.5%
	AbbVie, Inc.
	3.20%, due 11/6/22	140,000	138,203
	4.70%, due 5/14/45	90,000	92,810
	Allergan Funding SCS 3.80%, due 3/15/25	180,000	176,829
	AstraZeneca PLC 6.45%, due 9/15/37	250,000	323,843
	Express Scripts Holding Co. 3.90%, due 2/15/22	90,000	91,229
	Johnson & Johnson 4.95%, due 5/15/33	190,000	222,340
	Novartis Capital Corp. 4.00%, due 11/20/45	130,000	134,496
	Pfizer, Inc.
	3.00%, due 6/15/23	90,000	89,702
	4.00%, due 12/15/36	500,000	518,484
	Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, due 10/1/26	150,000	120,414
			1,908,350
	Pipelines 1.0%
	Enbridge, Inc. 4.50%, due 6/10/44	100,000	96,786
	Energy Transfer Partners, L.P. 4.05%, due 3/15/25	205,000	201,054
	Enterprise Products Operating LLC 3.70%, due 2/15/26	200,000	198,189
	Kinder Morgan, Inc. 4.30%, due 6/1/25	255,000	256,765
	Phillips 66 Partners, L.P. 4.68%, due 2/15/45	100,000	97,537
	Plains All American Pipeline, L.P. / PAA Finance Corp. 3.65%, due 6/1/22	90,000	88,772
	Transcanada Pipelines 4.875%, due 1/15/26	130,000	140,282
	Williams Partners, L.P. 3.35%, due 8/15/22	165,000	161,979
			1,241,364
	Real Estate 0.1%
	Prologis, L.P. 3.75%, due 11/1/25	90,000	90,891

	Real Estate Investment Trusts 0.4%
	American Tower Corp. 5.00%, due 2/15/24	80,000	84,447
	AvalonBay Communities, Inc. 2.90%, due 10/15/26	90,000	84,369
	Simon Property Group, L.P.
	3.375%, due 6/15/27	130,000	126,042
	4.25%, due 11/30/46	200,000	197,995
			492,853
	Retail 1.0%
	CVS Health Corp.
	2.75%, due 12/1/22	205,000	197,325
	5.05%, due 3/25/48	200,000	210,357
	Home Depot, Inc. 4.25%, due 4/1/46	170,000	177,788
	Lowe's Cos., Inc.
	3.375%, due 9/15/25	90,000	89,290
	4.05%, due 5/3/47	225,000	221,831
	McDonald's Corp. 3.375%, due 5/26/25	130,000	128,553
	Walmart, Inc.
	3.30%, due 4/22/24	140,000	140,784
	4.30%, due 4/22/44	150,000	162,437
			1,328,365
	Semiconductors 0.4%
	Applied Materials, Inc. 5.10%, due 10/1/35	100,000	114,344
	Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.00%, due 1/15/22	90,000	88,312
	Intel Corp. 3.70%, due 7/29/25	165,000	168,625
	QUALCOMM, Inc. 4.65%, due 5/20/35	100,000	103,836
			475,117
	Software 0.7%
	Fidelity National Information Services, Inc. 3.50%, due 4/15/23	48,000	47,985
	Microsoft Corp.
	2.40%, due 2/6/22	205,000	201,540
	3.30%, due 2/6/27	130,000	129,060
	4.25%, due 2/6/47	205,000	220,562
	Oracle Corp.
	2.95%, due 5/15/25	100,000	96,836
	4.00%, due 7/15/46	90,000	88,691
	5.375%, due 7/15/40	150,000	179,116
			963,790
	Telecommunications 1.8%
	AT&T, Inc.
	3.20%, due 3/1/22	130,000	129,309
	4.25%, due 3/1/27	400,000	404,353
	5.45%, due 3/1/47	205,000	217,588
	Cisco Systems, Inc. 2.95%, due 2/28/26	205,000	197,839
	Deutsche Telekom International Finance B.V. 8.75%, due 6/15/30	100,000	141,636
	Orange S.A. 5.375%, due 7/8/19	205,000	211,393
	Telefonica Emisiones SAU 7.045%, due 6/20/36	315,000	399,610
	Verizon Communications, Inc.
	3.125%, due 3/16/22	180,000	178,408
	4.125%, due 3/16/27	205,000	207,647
	5.50%, due 3/16/47	200,000	221,626
			2,309,409
	Transportation 0.7%
	Burlington Northern Santa Fe LLC 3.25%, due 6/15/27	90,000	88,628
	CSX Corp. 3.70%, due 11/1/23	80,000	81,197
	Fedex Corp. 2.625%, due 8/1/22	130,000	126,965
	Norfolk Southern Corp.
	3.942%, due 11/1/47 (b)	51,000	49,093
	4.80%, due 8/15/43	30,000	32,140
	Union Pacific Corp. 2.25%, due 2/15/19	295,000	293,979
	United Parcel Service, Inc. 3.40%, due 11/15/46	200,000	180,141
			852,143
	Total Corporate Bonds (Cost $39,392,131)		38,597,526

	Foreign Government Bonds 0.8%
	Colombia 0.1%
	Republic of Colombia 6.125%, due 1/18/41	100,000	115,250

	Mexico 0.3%
	United Mexican States 4.125%, due 1/21/26	400,000	405,600

	Philippines 0.2%
	Philippine Government International Bond 5.00%, due 1/13/37	200,000	225,857

	Republic of Korea 0.2%
	Korea Development Bank 2.25%, due 5/18/20	220,000	215,597

	Total Foreign Government Bonds (Cost $984,757)		962,304

	Mortgage-Backed Securities 2.2%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.2%
	Benchmark Mortgage Trust Series 2018-B1, Class A2 3.571%, due 1/15/51	100,000	102,025
	CFCRE Commercial Mortgage Trust
	Series 2016-C6, Class A3 3.217%, due 11/10/49 (c)	300,000	290,309
	Series 2017-C8, Class A3 3.305%, due 6/15/50	200,000	195,406
	Citigroup Commercial Mortgage Trust
	Series 2017-P8, Class A4 3.465%, due 9/15/50	300,000	297,727
	Series 2015-GC35, Class A4 3.818%, due 11/10/48	300,000	306,132
	CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A5 3.446%, due 9/15/50	300,000	300,144
	GS Mortgage Securities Trust
	Series 2016-GS3, Class A4 2.85%, due 10/10/49	300,000	285,855
	Series 2014-GC22, Class A5 3.862%, due 6/10/47	300,000	308,386
	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, due 2/15/46	300,000	296,003
	Wells Fargo Commercial Mortgage Trust 2015-sg1 Series 2015-SG1, Class A4 3.789%, due 9/15/48	300,000	304,879
	WFRBS Commercial Mortgage Trust Series 2012-C8, Class A3 3.001%, due 8/15/45	200,000	199,366
	Total Mortgage-Backed Securities (Cost $2,970,240)		2,886,232

	U.S. Government & Federal Agencies 64.1%
	Federal Home Loan Bank 0.4%
	1.375%, due 3/18/19	550,000	545,787

	Federal Home Loan Mortgage Corporation 0.6%
	1.375%, due 4/20/20	500,000	490,465
	2.753%, due 1/30/23	225,000	223,568
			714,033
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 8.1%
	2.50%, due 10/1/31	97,288	95,323
	2.50%, due 2/1/32	546,873	535,822
	2.50%, due 2/1/33	256,798	251,608
	3.00%, due 4/1/32	356,654	356,190
	3.00%, due 6/1/32	95,349	95,225
	3.00%, due 9/1/32	48,041	47,979
	3.00%, due 10/1/32	206,681	206,412
	3.00%, due 9/1/36	174,334	173,374
	3.00%, due 12/1/37	294,819	292,648
	3.00%, due 9/1/46	1,492,683	1,457,841
	3.00%, due 12/1/46	94,223	92,013
	3.00%, due 2/1/47	97,172	94,854
	3.00%, due 3/1/47	431,434	421,120
	3.00%, due 4/1/47	126,930	123,933
	3.50%, due 12/1/25	81,767	83,432
	3.50%, due 2/1/37	267,158	272,097
	3.50%, due 6/1/43	284,494	286,651
	3.50%, due 9/1/44	268,241	269,963
	3.50%, due 8/1/45	603,869	606,342
	3.50%, due 8/1/46	1,024,105	1,028,300
	3.50%, due 6/1/47	3,680	3,693
	3.50%, due 8/1/47	98,676	98,992
	3.50%, due 9/1/47	225,879	226,581
	3.50%, due 12/1/47	367,030	368,131
	3.50%, due 1/1/48	98,853	99,147
	4.00%, due 6/1/19	43,905	45,164
	4.00%, due 4/1/46	774,355	798,043
	4.00%, due 4/1/47	201,371	207,213
	4.00%, due 6/1/47	555,849	571,844
	4.00%, due 10/1/47	134,903	138,606
	4.50%, due 9/1/46	145,121	151,999
	4.50%, due 10/1/46	333,219	349,009
	4.50%, due 12/1/46	54,605	57,193
	4.50%, due 2/1/47	80,016	83,807
	5.00%, due 9/1/38	100,812	108,630
	5.00%, due 11/1/41	169,789	183,083
	5.50%, due 7/1/38	172,922	188,731
			10,470,993
	Federal National Mortgage Association 0.6%
	1.875%, due 4/5/22	300,000	292,135
	1.875%, due 9/24/26	500,000	460,823
			752,958
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 12.2%
	2.50%, due 10/1/27	335,670	331,105
	2.50%, due 4/1/30	286,257	282,601
	2.50%, due 2/1/32	449,855	441,022
	2.50%, due 3/1/32	179,707	176,179
	2.50%, due 4/1/46	95,756	90,306
	3.00%, due 4/1/25	137,612	138,598
	3.00%, due 1/1/32	448,495	448,193
	3.00%, due 5/1/32	89,282	89,222
	3.00%, due 6/1/32	267,504	267,324
	3.00%, due 2/1/37	272,329	270,755
	3.00%, due 10/1/46	239,929	234,233
	3.00%, due 12/1/46	2,183,698	2,131,701
	3.00%, due 2/1/47	314,040	306,558
	3.00%, due 10/1/47	236,478	230,838
	3.00%, due 11/1/47	298,233	291,127
	3.50%, due 7/1/21	83,326	85,027
	3.50%, due 3/1/22	141,917	144,814
	3.50%, due 5/1/26	87,888	89,682
	3.50%, due 11/1/31	97,114	99,113
	3.50%, due 9/1/45	228,737	229,651
	3.50%, due 12/1/45	672,548	678,935
	3.50%, due 1/1/46	807,573	811,879
	3.50%, due 4/1/46	199,330	199,972
	3.50%, due 10/1/46	600,630	602,568
	3.50%, due 1/1/47	475,905	477,444
	3.50%, due 7/1/47	484,729	487,750
	3.50%, due 10/1/47	385,392	386,640
	3.50%, due 11/1/47	197,194	197,833
	3.50%, due 12/1/47	99,558	99,846
	3.50%, due 3/1/48	200,020	200,610
	4.00%, due 5/1/19	48,317	49,708
	4.00%, due 8/1/19	39,792	40,938
	4.00%, due 2/1/37	78,531	81,396
	4.00%, due 8/1/44	365,075	377,276
	4.00%, due 2/1/45	473,736	487,446
	4.00%, due 9/1/45	96,798	99,403
	4.00%, due 5/1/46	557,240	572,238
	4.00%, due 9/1/46	356,734	366,387
	4.00%, due 2/1/47	76,644	78,707
	4.00%, due 4/1/47	45,546	46,785
	4.00%, due 5/1/47	685,847	704,533
	4.00%, due 6/1/47	93,200	95,744
	4.00%, due 10/1/47	113,663	116,735
	4.50%, due 12/1/46	91,404	95,877
	4.50%, due 4/1/47	689,614	723,164
	4.50%, due 5/1/47	49,681	52,105
	4.50%, due 7/1/47	129,683	136,060
	4.50%, due 8/1/47	76,794	80,437
	5.00%, due 6/1/39	252,354	270,226
	5.00%, due 6/1/40	55,100	59,584
	5.50%, due 8/1/27	108,635	117,932
	5.50%, due 6/1/36	155,073	169,958
	5.50%, due 5/1/44	154,886	170,076
	6.00%, due 12/1/22	10,682	11,870
	6.00%, due 2/1/28	254,189	282,624
			15,808,735
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 8.1%
	2.50%, due 4/20/47	95,681	91,182
	3.00%, due 6/15/45	79,696	78,543
	3.00%, due 10/15/45	49,428	48,713
	3.00%, due 8/20/46	431,790	425,944
	3.00%, due 9/20/46	225,840	222,891
	3.00%, due 1/20/47	1,748,298	1,723,718
	3.00%, due 5/20/47	269,691	265,834
	3.00%, due 12/20/47	99,721	98,177
	3.50%, due 11/20/42	447,260	452,996
	3.50%, due 9/20/44	620,618	628,271
	3.50%, due 3/15/45	63,210	63,879
	3.50%, due 4/15/45	86,702	87,621
	3.50%, due 7/20/46	87,150	88,084
	3.50%, due 10/20/46	86,897	87,822
	3.50%, due 11/20/46	1,064,970	1,076,296
	3.50%, due 5/20/47	1,226,995	1,240,044
	3.50%, due 6/20/47	95,863	96,882
	3.50%, due 7/20/47	291,948	295,053
	3.50%, due 8/20/47	99,075	100,128
	3.50%, due 2/20/48	99,990	101,055
	4.00%, due 8/15/46	167,076	172,006
	4.00%, due 12/20/46	73,848	76,013
	4.00%, due 1/20/47	750,894	772,439
	4.00%, due 2/20/47	161,871	166,516
	4.00%, due 3/20/47	129,471	133,447
	4.00%, due 4/20/47	282,550	290,938
	4.00%, due 5/20/47	236,922	244,120
	4.00%, due 7/20/47	95,993	99,093
	4.50%, due 8/15/46	74,205	77,119
	4.50%, due 8/20/46	221,562	232,700
	4.50%, due 2/15/47	58,069	60,352
	4.50%, due 4/15/47	86,142	89,555
	4.50%, due 4/20/47	259,922	271,624
	5.00%, due 8/20/45	230,166	245,607
	5.00%, due 11/20/46	156,370	166,857
	5.00%, due 4/15/47	89,228	95,237
			10,466,756
¤	United States Treasury Bonds 7.4%
	2.75%, due 8/15/47	460,000	439,641
	2.75%, due 11/15/47	1,025,000	979,876
	2.875%, due 5/15/43	1,950,000	1,922,121
	2.875%, due 11/15/46	140,000	137,298
	3.00%, due 2/15/47	255,000	256,355
	3.00%, due 5/15/47	1,275,000	1,281,226
	3.625%, due 2/15/44	1,000,000	1,120,508
	4.50%, due 2/15/36	1,900,000	2,347,762
	4.625%, due 2/15/40	750,000	959,678
	5.375%, due 2/15/31	150,000	192,064
			9,636,529
¤	United States Treasury Notes 26.7%
	0.875%, due 5/31/18	350,000	349,525
	1.125%, due 1/31/19	2,500,000	2,480,078
	1.25%, due 12/15/18	1,100,000	1,093,941
	1.25%, due 4/30/19	1,625,000	1,609,258
	1.25%, due 5/31/19	100,000	98,941
	1.375%, due 9/15/20	775,000	757,108
	1.50%, due 5/15/20	1,200,000	1,179,797
	1.50%, due 6/15/20	3,025,000	2,971,708
	1.50%, due 7/15/20	2,600,000	2,551,555
	1.50%, due 8/15/20	675,000	662,054
	1.625%, due 10/15/20	2,500,000	2,454,981
	1.625%, due 8/31/22	1,400,000	1,347,008
	1.75%, due 11/15/20	4,150,000	4,085,318
	1.75%, due 6/30/22	925,000	896,491
	1.875%, due 12/15/20	775,000	765,070
	1.875%, due 4/30/22	225,000	219,437
	1.875%, due 7/31/22	1,200,000	1,167,797
	1.875%, due 9/30/22	950,000	923,170
	1.875%, due 8/31/24	775,000	739,368
	2.00%, due 10/31/22	900,000	878,906
	2.00%, due 4/30/24	4,375,000	4,215,210
	2.125%, due 7/31/24	150,000	145,324
	2.25%, due 2/29/20	750,000	749,648
	2.25%, due 2/15/21	1,125,000	1,120,693
	2.25%, due 2/15/27	125,000	120,142
	2.375%, due 3/15/21	300,000	299,871
	2.50%, due 3/31/23	250,000	249,229
	2.625%, due 4/30/18	500,000	500,393
			34,632,021
	Total U.S. Government & Federal Agencies (Cost $84,500,734)		83,027,812
	Total Long-Term Bonds (Cost $128,649,351)		126,267,071

		Shares
	Exchange-Traded Funds 0.7%
¤	iShares 1-3 Year Credit Bond ETF	8,536	886,037
	Total Exchange-Traded Funds (Cost $892,476)		886,037

	Principal Amount
Short-Term Investments 1.1%
Repurchase Agreement 1.0%
Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $1,302,967 (Collateralized by a United States Treasury Note with a rate of 2.625% and a maturity date of 11/15/20, with a Principal Amount of $1,310,000 and a Market Value of $1,330,639)	$1,302,860	1,302,860
Total Short-Term Investment (Cost $1,302,860)		1,302,860
U.S. Government & Federal Agencies 0.1%
United States Treasury Notes 0.75%, due 10/31/18	150,000	148,945
Total U.S. Government & Federal Agencies (Cost $149,178)		148,945
Total Short-Term Investments (Cost $1,452,038)		1,451,805
Total Investments (Cost $130,993,865)	99.3%	128,604,913
Other Assets, Less Liabilities	0.7	867,177
Net Assets	100.0%	$129,472,090

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2018, excluding short-term investments. May be subject to change daily.
(a)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2018.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate

As of March 31, 2018, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(5)	June 2018	$(1,062,341)	$(1,063,047)	$(706)
5-Year United States Treasury Note	24	June 2018	2,737,705	2,747,063	9,357
10-Year United States Treasury Note	15	June 2018	1,799,744	1,817,109	17,365
10-Year United States Treasury Ultra Note	12	June 2018	1,538,608	1,558,313	19,705
United States Treasury Long Bond	(4)	June 2018	(566,735)	(586,500)	(19,765)
United States Treasury Bond Ultra Long	(7)	June 2018	(1,073,379)	(1,123,281)	(49,902)
			$3,373,602	$3,349,657	$(23,946)

1.	As of March 31, 2018, cash in the amount of $18,429 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2018.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$793,197	$—	$793,197
Corporate Bonds	—	38,597,526	—	38,597,526
Foreign Government Bonds	—	962,304	—	962,304
Mortgage-Backed Securities	—	2,886,232	—	2,886,232
U.S. Government & Federal Agencies	—	83,027,812	—	83,027,812
Total Long-Term Bonds	—	126,267,071	—	126,267,071
Exchange-Traded Funds	886,037	—	—	886,037
Short-Term Investment
Repurchase Agreement	—	1,302,860	—	1,302,860
U.S. Government & Federal Agencies	—	148,945	—	148,945
Total Short-Term Investments	—	1,451,805	—	1,451,805
Total Investments in Securities	886,037	127,718,876	—	128,604,913
Other Financial Instruments
Futures Contracts (b)	46,427	—	—	46,427
Total Investments in Securities and Other Financial Instruments	$932,464	$127,718,876	$—	$128,651,340

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(70,373)	$—	$—	$(70,373)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers between among levels.

MainStay VP International Equity Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 97.0% †
	Australia 0.6%
	Gateway Lifestyle (Real Estate Management & Development)	2,088,772	$3,168,455

	Belgium 1.2%
	Ontex Group N.V. (Personal Products)	223,669	5,977,636

	Brazil 0.9%
	Cielo S.A. (IT Services)	678,713	4,253,456

	Canada 5.4%
	Bank of Nova Scotia (Banks)	207,030	12,752,669
¤	Constellation Software, Inc. (Software)	21,056	14,286,570
			27,039,239
	China 0.9%
	NetEase, Inc., ADR (Internet Software & Services)	16,389	4,595,312

	Denmark 2.2%
	Novo Nordisk A/S, Class B (Pharmaceuticals)	222,326	10,917,041

	France 1.9%
	Teleperformance (Professional Services)	61,349	9,511,344

	Germany 10.1%
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	155,328	15,859,410
	Scout24 A.G. (Internet Software & Services) (a)	206,759	9,626,744
	United Internet A.G., Registered (Internet Software & Services)	220,328	13,853,339
	Wirecard A.G. (IT Services)	92,188	10,880,464
			50,219,957
	India 4.1%
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	426,035	11,894,964
	Yes Bank, Ltd. (Banks)	1,825,335	8,565,305
			20,460,269
	Ireland 1.0%
	Paddy Power Betfair PLC (Hotels, Restaurants & Leisure)	49,522	5,084,970

	Israel 2.7%
	Check Point Software Technologies, Ltd. (Software) (b)	136,701	13,579,877

	Italy 1.8%
	Banca IFIS S.p.A. (Diversified Financial Services)	173,102	6,662,430
	De'Longhi S.p.A. (Household Durables)	76,048	2,256,987
			8,919,417
	Japan 9.1%
	CyberAgent, Inc. (Media)	169,500	8,665,758
	Relo Group, Inc. (Real Estate Management & Development)	295,800	8,153,577
¤	Start Today Co., Ltd. (Internet & Direct Marketing Retail)	664,258	17,036,418
	Tsuruha Holdings, Inc. (Food & Staples Retailing)	80,240	11,454,778
			45,310,531
	Jordan 1.0%
	Hikma Pharmaceuticals PLC (Pharmaceuticals)	296,775	5,031,898

	Mexico 1.5%
	Banregio Grupo Financiero S.A.B. de C.V. (Banks)	1,165,585	7,203,161

	Netherlands 5.3%
	GrandVision N.V. (Specialty Retail) (a)	313,188	7,136,906
	IMCD Group N.V. (Trading Companies & Distributors)	96,347	5,918,023
	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	345,056	13,231,850
			26,286,779
	Spain 5.9%
	Amadeus IT Group S.A. (IT Services)	105,914	7,816,704
	Grifols S.A. (Biotechnology)	395,457	11,196,435
	Industria de Diseno Textil S.A. (Specialty Retail)	332,251	10,396,245
			29,409,384
	Sweden 2.5%
	Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	209,703	12,456,908

	Switzerland 1.9%
	DKSH Holding A.G. (Professional Services) (c)	66,444	5,393,363
	Tecan Group A.G., Registered (Life Sciences Tools & Services)	19,059	4,031,098
			9,424,461
	Taiwan 2.5%
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	281,245	12,307,281

	United Kingdom 17.3%
	Big Yellow Group PLC (Equity Real Estate Investment Trusts)	570,951	6,832,911
	BTG PLC (Pharmaceuticals) (b)	813,761	7,717,941
	Experian PLC (Professional Services)	461,995	9,965,757
	HomeServe PLC (Commercial Services & Supplies)	663,908	6,874,200
¤	Johnson Matthey PLC (Chemicals)	335,490	14,318,473
¤	Prudential PLC (Insurance)	698,388	17,426,435
	St. James's Place PLC (Capital Markets)	594,812	9,067,078
¤	Whitbread PLC (Hotels, Restaurants & Leisure)	270,652	14,049,823
			86,252,618
	United States 17.2%
	Accenture PLC, Class A (IT Services)	74,552	11,443,732
¤	ICON PLC (Life Sciences Tools & Services) (b)	129,133	15,255,772
¤	LivaNova PLC (Health Care Equipment & Supplies) (b)	170,806	15,116,331
¤	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	3,221,469	14,653,956
¤	Shire PLC (Biotechnology)	312,775	15,668,195
	TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	137,213	13,707,579
			85,845,565
	Total Common Stocks (Cost $397,190,017)		483,255,559

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $666,007 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 11/30/20, with a Principal Amount of $690,000 and a Market Value of $680,018)	$665,952	665,952
Total Short-Term Investment (Cost $665,952)		665,952
Total Investments (Cost $397,855,969)	97.1%	483,921,511
Other Assets, Less Liabilities	2.9	14,464,505
Net Assets	100.0%	$498,386,016

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of March 31, 2018, the market value of securities loaned was $4,527,774 and the Fund received non-cash collateral in the amount of $4,756,268.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$483,255,559	$—	$—	$483,255,559
Short-Term Investment
Repurchase Agreement	—	665,952	—	665,952
Total Investments in Securities	$483,255,559	$665,952	$—	$483,921,511

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Janus Henderson Balanced Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 36.8% †
	Asset-Backed Securities 1.3%
	Automobile Asset-Backed Securities 0.3%
	AmeriCredit Automobile Receivables Trust
	Series 2015-2, Class D 3.00%, due 6/8/21	$467,000	$466,953
	Series 2016-1, Class D 3.59%, due 2/8/22	657,000	663,023
	Series 2016-2, Class D 3.65%, due 5/9/22	445,000	449,889
	OSCAR US Funding Trust V (a)
	Series 2016-2A, Class A3 2.73%, due 12/15/20	220,000	218,991
	Series 2016-2A, Class A4 2.99%, due 12/15/23	301,000	297,038
	Santander Drive Auto Receivables Trust
	Series 2015-1, Class D 3.24%, due 4/15/21	507,000	509,415
	Series 2015-4, Class D 3.53%, due 8/16/21	815,000	824,896
	Westlake Automobile Receivable Trust (a)
	Series 2018-1A, Class C 2.92%, due 5/15/23	68,000	67,634
	Series 2018-1A, Class D 3.41%, due 5/15/23	68,000	67,882
			3,565,721
	Other Asset-Backed Securities 1.0%
	Applebee's Funding LLC / IHOP Funding LLC Series 2014-1, Class A2 4.277%, due 9/5/44 (a)	2,285,515	2,243,279
	Bain Capital Credit CLO, Ltd. Series 2018-1A, Class A1 2.50%, due 4/23/31 (a)(b)(c)	1,222,000	1,222,000
	CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.474%, due 3/20/43 (a)	409,267	410,727
	Domino's Pizza Master Issuer LLC (a)
	Series 2015-1A, Class A2I 3.484%, due 10/25/45	1,206,510	1,204,411
	Series 2017-1A, Class A23 4.118%, due 7/25/47	486,555	491,781
	Dryden Senior Loan Fund (a)(b)
	Series 2018-64A, Class A 1.00%, due 4/18/31 (c)	887,000	887,000
	Series 2015-41A, Class AR 2.274%, due 4/15/31	848,000	847,998
	Flatiron CLO, Ltd. Series 2018-1A, Class A 0.95%, due 4/17/31 (a)(b)	666,000	666,000
	Octagon Investments Partners Series 2018-1A, Class A1 TBD, due 4/15/31 (a)(b)(c)	1,642,000	1,642,000
	Taco Bell Funding LLC Series 2016-1A, Class A2I 3.832%, due 5/25/46 (a)	395,000	397,200
	Voya CLO, Ltd. Series 2018-1A, Class A1 0.95%, due 4/19/31 (a)(b)	1,765,000	1,765,000
			11,777,396
	Total Asset-Backed Securities (Cost $15,370,690)		15,343,117

	Corporate Bonds 14.5%
	Aerospace & Defense 0.4%
	Arconic, Inc.
	5.125%, due 10/1/24	1,224,000	1,245,420
	5.87%, due 2/23/22	189,000	198,450
	Northrop Grumman Corp.
	2.55%, due 10/15/22	1,125,000	1,090,237
	2.93%, due 1/15/25	968,000	928,148
	4.03%, due 10/15/47	481,000	461,775
	Rockwell Collins, Inc.
	3.20%, due 3/15/24	459,000	446,145
	3.50%, due 3/15/27	783,000	755,435
			5,125,610
	Auto Manufacturers 0.2%
	General Motors Co. 4.875%, due 10/2/23	738,000	770,114
	General Motors Financial Co., Inc. 3.20%, due 7/13/20	1,151,000	1,147,915
			1,918,029
	Banks 2.2%
	Bank of America Corp.
	2.503%, due 10/21/22	3,303,000	3,172,832
	3.093%, due 10/1/25 (d)	548,000	526,841
	4.183%, due 11/25/27	509,000	504,594
	Bank of New York Mellon Corp.
	2.45%, due 8/17/26	179,000	163,043
	3.25%, due 5/16/27	1,429,000	1,379,922
	Capital One Financial Corp. 3.30%, due 10/30/24	744,000	717,167
	Citigroup, Inc.
	3.20%, due 10/21/26	716,000	680,633
	3.887%, due 1/10/28 (d)	1,957,000	1,946,405
	4.30%, due 11/20/26	534,000	534,292
	4.60%, due 3/9/26	449,000	460,561
	Citizens Bank N.A. 2.65%, due 5/26/22	425,000	411,823
	Citizens Financial Group, Inc.
	3.75%, due 7/1/24	264,000	260,972
	4.30%, due 12/3/25	1,061,000	1,073,048
	4.35%, due 8/1/25	203,000	204,974
	First Republic Bank 4.625%, due 2/13/47	594,000	610,377
	Goldman Sachs Capital I 6.345%, due 2/15/34	1,744,000	2,078,583
	Goldman Sachs Group, Inc.
	3.272%, due 9/29/25 (d)	1,224,000	1,178,285
	3.50%, due 11/16/26	1,476,000	1,422,033
	JPMorgan Chase & Co.
	2.295%, due 8/15/21	1,103,000	1,072,433
	3.782%, due 2/1/28 (d)	1,264,000	1,256,414
	3.882%, due 7/24/38 (d)	1,117,000	1,085,329
	4.125%, due 12/15/26	790,000	793,925
	Morgan Stanley
	3.591%, due 7/22/28 (d)	841,000	813,466
	3.95%, due 4/23/27	686,000	667,942
	Santander UK PLC 5.00%, due 11/7/23 (a)	1,376,000	1,423,275
	SVB Financial Group 5.375%, due 9/15/20	860,000	906,537
			25,345,706
	Beverages 0.2%
	Constellation Brands, Inc.
	4.25%, due 5/1/23	978,000	1,001,804
	4.75%, due 12/1/25	108,000	113,746
	Molson Coors Brewing Co. 3.00%, due 7/15/26	1,290,000	1,194,829
			2,310,379
	Biotechnology 0.0% ‡
	Celgene Corp. 2.75%, due 2/15/23	301,000	288,927

	Building Materials 0.2%
	Martin Marietta Materials, Inc. 4.25%, due 7/2/24	500,000	511,737
	Masonite International Corp. 5.625%, due 3/15/23 (a)	339,000	348,746
	Owens Corning
	3.40%, due 8/15/26	226,000	217,663
	4.20%, due 12/1/24	481,000	490,850
	Vulcan Materials Co. 4.50%, due 4/1/25	822,000	853,630
			2,422,626
	Chemicals 0.3%
	CF Industries, Inc.
	4.50%, due 12/1/26 (a)	1,009,000	1,023,858
	5.375%, due 3/15/44	963,000	873,008
	Sherwin-Williams Co.
	2.75%, due 6/1/22	308,000	299,984
	3.125%, due 6/1/24	366,000	353,874
	3.45%, due 6/1/27	1,019,000	974,616
			3,525,340
	Commercial Services 0.8%
	IHS Markit, Ltd. (a)
	4.00%, due 3/1/26	1,895,000	1,819,200
	4.75%, due 2/15/25	924,000	937,860
	5.00%, due 11/1/22	119,000	123,463
	Total System Services, Inc.
	3.80%, due 4/1/21	521,000	526,431
	4.80%, due 4/1/26	902,000	944,964
	UBM PLC 5.75%, due 11/3/20 (a)	1,145,000	1,174,946
	Verisk Analytics, Inc.
	4.125%, due 9/12/22	557,000	574,139
	4.875%, due 1/15/19	647,000	657,240
	5.50%, due 6/15/45	621,000	691,166
	5.80%, due 5/1/21	1,527,000	1,635,983
			9,085,392
	Distribution & Wholesale 0.1%
	HD Supply, Inc. 5.75%, due 4/15/24 (a)	1,091,000	1,149,314

	Diversified Financial Services 1.2%
	Aercap Ireland Capital Dac / Aercap Global Aviation Trust
	3.50%, due 1/15/25	743,000	716,389
	3.65%, due 7/21/27	411,000	384,881
	Air Lease Corp. 3.25%, due 3/1/25	1,076,000	1,026,537
	Ally Financial, Inc. 8.00%, due 12/31/18	282,000	290,813
	CBOE Global Markets, Inc. 3.65%, due 1/12/27	1,030,000	1,003,742
	Charles Schwab Corp.
	3.00%, due 3/10/25	611,000	592,546
	3.20%, due 1/25/28	658,000	631,421
	E*TRADE Financial Corp.
	2.95%, due 8/24/22	1,077,000	1,048,414
	3.80%, due 8/24/27	1,203,000	1,168,076
	Lazard Group LLC 4.25%, due 11/14/20	303,000	311,429
	LeasePlan Corp. N.V. 2.50%, due 5/16/18 (a)	1,785,000	1,783,858
	Quicken Loans, Inc. 5.25%, due 1/15/28 (a)	905,000	846,175
	Raymond James Financial, Inc.
	3.625%, due 9/15/26	491,000	481,216
	4.95%, due 7/15/46	985,000	1,065,125
	5.625%, due 4/1/24	866,000	956,949
	Synchrony Financial 4.50%, due 7/23/25	1,028,000	1,028,077
	TD Ameritrade Holding Corp.
	2.95%, due 4/1/22	117,000	115,948
	3.625%, due 4/1/25	535,000	539,198
			13,990,794
	Electric 0.5%
	Berkshire Hathaway Energy Co. 2.80%, due 1/15/23 (a)	533,000	522,095
	Duke Energy Corp.
	1.80%, due 9/1/21	303,000	288,411
	2.40%, due 8/15/22	472,000	453,244
	2.65%, due 9/1/26	901,000	822,294
	PPL Capital Funding, Inc. 3.10%, due 5/15/26	1,164,000	1,100,258
	PPL WEM, Ltd. / Western Power Distribution, Ltd. 5.375%, due 5/1/21 (a)	756,000	792,547
	Southern Co.
	2.95%, due 7/1/23	579,000	562,385
	3.25%, due 7/1/26	1,224,000	1,163,080
			5,704,314
	Electronics 0.2%
	Trimble, Inc 4.75%, due 12/1/24	1,949,000	2,030,005

	Food 0.4%
	McCormick & Co., Inc. 3.15%, due 8/15/24	286,000	277,538
	Post Holdings, Inc. (a)
	5.00%, due 8/15/26	240,000	228,000
	5.625%, due 1/15/28	682,000	651,310
	5.75%, due 3/1/27	1,162,000	1,156,190
	Sysco Corp.
	2.50%, due 7/15/21	203,000	199,191
	3.25%, due 7/15/27	400,000	382,441
	3.30%, due 7/15/26	452,000	436,215
	WM Wrigley Jr Co. 2.40%, due 10/21/18 (a)	1,411,000	1,409,319
			4,740,204
	Food Services 0.1%
	Aramark Services, Inc. 5.00%, due 2/1/28 (a)	868,000	849,555

	Forest Products & Paper 0.2%
	Georgia-Pacific LLC (a)
	3.163%, due 11/15/21	1,387,000	1,386,642
	3.60%, due 3/1/25	742,000	746,458
			2,133,100
	Gas 0.2%
	Sempra Energy
	2.209%, due 1/15/21 (b)	837,000	837,613
	3.40%, due 2/1/28	963,000	923,770
	3.80%, due 2/1/38	344,000	322,832
	4.00%, due 2/1/48	258,000	240,339
			2,324,554
	Health Care - Products 0.2%
	Abbott Laboratories
	3.75%, due 11/30/26	259,000	257,614
	3.875%, due 9/15/25	160,000	161,617
	Becton Dickinson & Co.
	2.894%, due 6/6/22	543,000	526,852
	3.363%, due 6/6/24	1,207,000	1,161,736
			2,107,819
	Health Care - Services 0.5%
	Aetna, Inc. 2.80%, due 6/15/23	411,000	394,908
	Centene Corp.
	4.75%, due 5/15/22	64,000	64,800
	4.75%, due 1/15/25	611,000	595,725
	6.125%, due 2/15/24	189,000	196,692
	HCA, Inc.
	3.75%, due 3/15/19	493,000	494,873
	4.50%, due 2/15/27	700,000	675,500
	5.00%, due 3/15/24	783,000	790,830
	5.25%, due 6/15/26	598,000	605,774
	Unitedhealth Group, Inc.
	2.375%, due 10/15/22	401,000	385,854
	2.95%, due 10/15/27	673,000	639,764
	3.375%, due 4/15/27	207,000	203,686
	3.45%, due 1/15/27	287,000	284,180
	WellCare Health Plans, Inc. 5.25%, due 4/1/25	694,000	696,603
			6,029,189
	Home Builders 0.2%
	D.R. Horton, Inc. 3.75%, due 3/1/19	601,000	603,758
	MDC Holdings, Inc. 5.50%, due 1/15/24	708,000	718,620
	Toll Brothers Finance Corp.
	4.00%, due 12/31/18	322,000	323,996
	4.375%, due 4/15/23	166,000	164,548
	5.875%, due 2/15/22	270,000	286,200
			2,097,122
	Internet 0.2%
	Amazon.com, Inc. (a)
	2.80%, due 8/22/24	531,000	515,232
	3.15%, due 8/22/27	1,690,000	1,630,587
			2,145,819
	Iron & Steel 0.2%
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	719,000	741,074
	Steel Dynamics, Inc.
	4.125%, due 9/15/25	781,000	743,902
	5.00%, due 12/15/26	368,000	368,000
			1,852,976
	Lodging 0.1%
	MGM Resorts International
	6.00%, due 3/15/23	91,000	95,550
	6.625%, due 12/15/21	507,000	544,234
	7.75%, due 3/15/22	182,000	202,475
			842,259
	Machinery - Diversified 0.1%
	CNH Industrial Capital LLC 3.625%, due 4/15/18	965,000	965,241

	Media 0.4%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.00%, due 2/1/28 (a)	1,391,000	1,304,062
	Charter Communications Operating LLC / Charter Communications Operating Capital
	4.20%, due 3/15/28	423,000	404,909
	4.908%, due 7/23/25	1,256,000	1,283,514
	Cox Communications, Inc. 3.15%, due 8/15/24 (a)	512,000	491,016
	Time Warner, Inc. 3.60%, due 7/15/25	687,000	668,507
			4,152,008
	Mining 0.4%
	Anglo American Capital PLC
	4.125%, due 9/27/22 (a)	216,000	218,646
	Series Reg S 4.45%, due 9/27/20	271,000	277,098
	Arconic, Inc. 5.90%, due 2/1/27	87,000	91,024
	Freeport-McMoRan, Inc.
	3.10%, due 3/15/20	300,000	296,640
	3.55%, due 3/1/22	1,225,000	1,185,188
	4.55%, due 11/14/24	480,000	471,600
	5.45%, due 3/15/43	484,000	445,135
	Teck Resources, Ltd.
	4.50%, due 1/15/21	325,000	327,031
	4.75%, due 1/15/22	469,000	474,863
	8.50%, due 6/1/24 (a)	841,000	934,519
			4,721,744
	Oil & Gas 0.2%
	Continental Resources, Inc.
	4.50%, due 4/15/23	1,219,000	1,232,713
	5.00%, due 9/15/22	792,000	802,890
	Motiva Enterprises LLC 5.75%, due 1/15/20 (a)	205,000	213,253
			2,248,856
	Packaging & Containers 0.0% ‡
	Ball Corp. 4.375%, due 12/15/20	480,000	487,800

	Pharmaceuticals 0.5%
	Actavis Funding SCS 3.00%, due 3/12/20	633,000	629,736
	CVS Health Corp. 4.30%, due 3/25/28	1,901,000	1,909,099
	Teva Pharmaceutical Finance Co. B.V. 2.95%, due 12/18/22	105,000	93,000
	Teva Pharmaceutical Finance Netherlands III B.V.
	2.80%, due 7/21/23	605,000	512,606
	6.00%, due 4/15/24 (a)	1,592,000	1,546,119
	6.75%, due 3/1/28 (a)	625,000	617,580
			5,308,140
	Pipelines 1.1%
	Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp.
	3.50%, due 12/1/22	258,000	253,541
	5.25%, due 1/15/25	274,000	278,562
	Columbia Pipeline Group, Inc. 4.50%, due 6/1/25	361,000	364,354
	Enbridge Energy Partners, L.P. 5.875%, due 10/15/25	527,000	577,974
	Energy Transfer Equity, L.P.
	4.25%, due 3/15/23	600,000	582,000
	5.50%, due 6/1/27	401,000	402,002
	5.875%, due 1/15/24	541,000	558,582
	Energy Transfer Partners, L.P. 4.15%, due 10/1/20	465,000	471,460
	Energy Transfer Partners, L.P. / Regency Energy Finance Corp.
	5.75%, due 9/1/20	333,000	348,297
	5.875%, due 3/1/22	588,000	627,519
	Kinder Morgan Energy Partners, L.P.
	3.50%, due 3/1/21	92,000	91,964
	3.95%, due 9/1/22	450,000	453,315
	5.00%, due 10/1/21	456,000	475,588
	Kinder Morgan, Inc. 6.50%, due 9/15/20	59,000	63,202
	MPLX, L.P. 4.00%, due 3/15/28	556,000	547,947
	NGPL PipeCo LLC (a)
	4.375%, due 8/15/22	139,000	138,131
	4.875%, due 8/15/27	296,000	291,560
	Nustar Logistics, L.P. 5.625%, due 4/28/27	765,000	742,050
	Phillips 66 Partners, L.P.
	3.605%, due 2/15/25	506,000	495,000
	3.75%, due 3/1/28	218,000	210,584
	4.68%, due 2/15/45	195,000	190,197
	Plains All American Pipeline, L.P. / PAA Finance Corp.
	4.50%, due 12/15/26	253,000	250,949
	4.65%, due 10/15/25	262,000	263,572
	Sabine Pass Liquefaction LLC 5.00%, due 3/15/27	927,000	963,070
	TC Pipelines, L.P. 3.90%, due 5/25/27	754,000	721,236
	Williams Cos., Inc. 3.70%, due 1/15/23	297,000	288,833
	Williams Partners, L.P.
	3.60%, due 3/15/22	377,000	375,294
	3.75%, due 6/15/27	1,268,000	1,212,255
			12,239,038
	Real Estate 0.2%
	Jones Lang LaSalle, Inc. 4.40%, due 11/15/22	903,000	935,512
	Kennedy-Wilson, Inc. 5.875%, due 4/1/24	1,543,000	1,529,499
			2,465,011
	Real Estate Investment Trusts 0.9%
	Alexandria Real Estate Equities, Inc.
	2.75%, due 1/15/20	787,000	783,400
	4.50%, due 7/30/29	643,000	651,740
	4.60%, due 4/1/22	1,183,000	1,232,403
	American Tower Corp.
	3.30%, due 2/15/21	887,000	886,794
	3.375%, due 10/15/26	1,096,000	1,025,516
	4.40%, due 2/15/26	481,000	486,067
	Crown Castle International Corp.
	3.20%, due 9/1/24	721,000	691,289
	3.65%, due 9/1/27	1,018,000	969,980
	5.25%, due 1/15/23	637,000	676,908
	Digital Realty Trust, L.P. 3.70%, due 8/15/27	251,000	241,872
	MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc. 5.625%, due 5/1/24	425,000	437,750
	Senior Housing Properties Trust
	6.75%, due 4/15/20	286,000	298,062
	6.75%, due 12/15/21	314,000	336,939
	SL Green Realty Corp.
	5.00%, due 8/15/18	693,000	695,917
	7.75%, due 3/15/20	1,335,000	1,449,428
			10,864,065
	Retail 0.5%
	1011778 B.C. ULC / New Red Finance, Inc. (a)
	4.25%, due 5/15/24	1,007,000	963,196
	4.625%, due 1/15/22	999,000	1,001,498
	CVS Health Corp.
	4.10%, due 3/25/25	1,369,000	1,378,651
	4.75%, due 12/1/22	388,000	406,399
	5.05%, due 3/25/48	672,000	706,801
	McDonald's Corp. 3.50%, due 3/1/27	771,000	759,725
	Tapestry, Inc.
	3.00%, due 7/15/22	227,000	219,358
	4.125%, due 7/15/27	302,000	296,403
			5,732,031
	Semiconductors 0.6%
	Broadcom Corp. / Broadcom Cayman Finance, Ltd.
	3.125%, due 1/15/25	462,000	436,733
	3.625%, due 1/15/24	247,000	242,981
	3.875%, due 1/15/27	2,452,000	2,384,776
	NXP B.V. / NXP Funding LLC (a)
	3.875%, due 9/1/22	1,004,000	996,470
	4.125%, due 6/15/20	301,000	305,515
	4.625%, due 6/1/23	664,000	675,819
	TSMC Global, Ltd. 1.625%, due 4/3/18 (a)	2,448,000	2,448,000
			7,490,294
	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc. 5.00%, due 11/15/25 (a)	1,782,000	1,873,327

	Software 0.2%
	Cadence Design Systems, Inc. 4.375%, due 10/15/24	1,596,000	1,650,674
	First Data Corp. 7.00%, due 12/1/23 (a)	1,070,000	1,123,179
			2,773,853
	Telecommunications 0.5%
	AT&T, Inc.
	4.10%, due 2/15/28 (a)	1,160,000	1,151,796
	4.25%, due 3/1/27	1,024,000	1,035,144
	5.15%, due 11/15/46 (a)	684,000	699,060
	5.25%, due 3/1/37	296,000	313,131
	Verizon Communications, Inc.
	2.625%, due 8/15/26	2,033,000	1,856,613
	4.862%, due 8/21/46	429,000	432,937
			5,488,681
	Transportation 0.1%
	FedEx Corp. 4.05%, due 2/15/48	1,012,000	950,167

	Utilities 0.0% ‡
	NextEra Energy Operating Partners, L.P. (a)
	4.25%, due 9/15/24	143,000	138,710
	4.50%, due 9/15/27	300,000	282,750
			421,460
	Total Corporate Bonds (Cost $168,892,615)		166,200,749

	Loan Assignments 1.8% (e)
	Broadcasting & Entertainment 0.4%
	NRG Energy, Inc. 2016 Term Loan B TBD, due 6/30/23	77,000	77,096
	Quintiles IMS, Inc. 2017 Term Loan B 4.302% (3 Month LIBOR + 2.00%), due 3/7/24	676,170	679,128
	Sinclair Television Group, Inc. 2017 Term Loan B TBD, due 12/12/24	929,000	932,948
	SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4 TBD, due 2/28/25	757,766	761,319
	SS&C Technologies, Inc. 2018 Term Loan B3 TBD, due 2/28/25	2,124,186	2,134,144
			4,584,635
	Chemicals 0.2%
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan 4.302% (3 Month LIBOR + 2.00%), due 6/1/24	1,966,730	1,970,827

	Communications Equipment 0.2%
	CommScope, Inc. Term Loan B5 3.877% (1 Month LIBOR + 2.00%), due 12/29/22	1,005,762	1,009,785
	Zayo Group LLC
	2017 Term Loan B1 3.877% (1 Month LIBOR + 2.00%), due 1/19/21	79,200	79,356
	2017 Incremental Term Loan 4.127% (1 Month LIBOR + 2.25%), due 1/19/24	732,122	735,668
			1,824,809
	Containers, Packaging & Glass 0.1%
	Reynolds Group Holdings, Inc. 2017 Term Loan 4.627% (1 Month LIBOR + 2.75%), due 2/5/23	1,446,353	1,453,257

	Cosmetics & Personal Care 0.2%
	Coty, Inc. 2018 USD Term Loan B TBD, due 3/26/25 (f)	1,843,000	1,840,696

	Diversified Financial Services 0.0% ‡
	Vantiv, LLC 2017 Term Loan B4 3.777% (1 Month LIBOR + 2.00%), due 8/9/24	50,000	50,250

	Food Services 0.1%
	Aramark Services, Inc. 2017 Term Loan B 3.877% (1 Month LIBOR + 2.00%), due 3/28/24	831,060	835,994
	Post Holdings, Inc. 2017 Series A Incremental Term Loan 3.88% (1 Month LIBOR + 2.00%), due 5/24/24	226,290	226,679
			1,062,673
	Lodging 0.3%
	Golden Nugget, Inc.
	2017 Incremental Term Loan 4.90% (3 Month LIBOR + 3.25%), due 10/4/23	445,629	449,181
	2017 Incremental Term Loan 5.039% (2 Month LIBOR + 3.25%), due 10/4/23	582,956	587,601
	Hilton Worldwide Finance LLC Term Loan B2 3.872% (1 Month LIBOR + 2.00%), due 10/25/23	2,251,587	2,262,588
	Wyndham Hotels & Resorts, Inc. Term Loan B TBD, due 3/28/25 (f)	372,000	373,395
			3,672,765
	Media 0.1%
	Mission Broadcasting, Inc. 2017 Term Loan B2 4.164% (1 Month LIBOR + 2.50%), due 1/17/24	87,006	87,245
	Nexstar Broadcasting, Inc. 2017 Term Loan B2 4.164% (1 Month LIBOR + 2.50%), due 1/17/24	675,643	677,501
	Nielsen Finance LLC Term Loan B4 3.718% (1 Month LIBOR + 2.00%), due 10/4/23	982,330	984,786
			1,749,532
	Retail 0.2%
	Pizza Hut Holdings LLC 1st Lien Term Loan B 3.808% (1 Month LIBOR + 2.00%), due 6/16/23	2,240,696	2,243,963

	Total Loan Assignments (Cost $20,391,178)		20,453,407

	Mortgage-Backed Securities 1.9%
	Agency Collateral (Collateralized Mortgage Obligation) 0.1%
	FREMF Mortgage Trust Series 2010-KSCT, Class B 2.00%, due 1/25/20 (a)(g)	935,156	878,037

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.1%
	BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class A 3.652%, due 3/10/37 (a)(h)	701,000	697,000
	Bank of America Merrill Lynch Large Loan, Inc. (a)(e)
	Series 2014-FL1, Class E 3.571% (1 Month LIBOR + 5.50%), due 12/15/31	310,216	297,818
	Series 2014-FL1, Class D 4.574% (1 Month LIBOR + 4.00%), due 12/15/31	100,000	98,436
	Barclays Commercial Mortgage Securities LLC (a)
	Series 2018-TALL, Class A 2.499%, due 3/15/37 (b)	3,492,000	3,472,604
	Series 2015-SRCH, Class A2 4.197%, due 8/10/35	875,000	921,534
	BXP Trust Series 2017-GM, Class A 3.379%, due 6/13/39 (a)	396,000	391,742
	Caesars Palace Las Vegas Trust (a)
	Series 2017-VICI, Class C 4.138%, due 10/15/34	561,000	571,097
	Series 2017-VICI, Class D 4.354%, due 10/15/34 (h)	606,000	614,885
	Series 2017-VICI, Class E 4.354%, due 10/15/34 (h)	795,000	777,845
	Citigroup Commercial Mortgage Trust (a)(e)
	Series 2017-MDRB, Class B 3.527% (1 Month LIBOR + 1.75%), due 7/15/30	336,000	335,999
	Series 2017-MDRB, Class C 4.277% (1 Month LIBOR + 2.50%), due 7/15/30	212,000	211,999
	GS Mortgage Securities Trust Series 2014-GSFL, Class E 5.011% (1 Month LIBOR + 5.95%), due 7/15/31 (a)(e)	370,000	370,886
	GSCCRE Commercial Mortgage Trust Series 2015-HULA, Class E 6.177% (1 Month LIBOR + 4.40%), due 8/15/32 (a)(e)	606,000	608,283
	JP Morgan Chase Commercial Mortgage Securities Trust (a)
	Series 2016-WIKI, Class C 3.554%, due 10/5/31	131,000	129,846
	Series 2015-UES, Class E 3.742%, due 9/5/32 (b)	425,000	419,604
	Series 2016-WIKI, Class D 4.143%, due 10/5/31 (h)	200,000	197,699
	Series 2010-C2, Class E 5.662%, due 11/15/43 (h)	299,000	297,006
	Morgan Stanley Mortgage Capital Holdings LLC Series 2017-237P, Class A 3.397%, due 9/13/39 (a)	488,000	480,618
	Starwood Retail Property Trust (a)(e)
	Series 2014-STAR, Class D 5.027% (1 Month LIBOR + 3.25%), due 11/15/27	882,000	852,386
	Series 2014-STAR, Class E 5.927% (1 Month LIBOR + 4.15%), due 11/15/27	526,000	489,582
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C30, Class AJ 5.413%, due 12/15/43 (b)	458,075	462,768
	Series 2007-C34, Class AJ 6.133%, due 5/15/46 (h)	202,217	204,745
			12,904,382
	Whole Loan (Collateralized Mortgage Obligations) 0.7%
	Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes (e)
	Series 2014-DN2, Class M3 5.472% (1 Month LIBOR + 3.60%), due 4/25/24	996,000	1,116,057
	Series 2014-DN1, Class M3 6.372% (1 Month LIBOR + 4.50%), due 2/25/24	1,378,000	1,601,382
	Federal National Mortgage Association (e)
	Series 2014-C02, Class 1M2 4.472% (1 Month LIBOR + 2.60%), due 5/25/24	446,081	475,358
	Series 2014-C03, Class 1M2 4.872% (1 Month LIBOR + 3.00%), due 7/25/24	1,408,818	1,506,286
	Station Place Securitization Trust (a)(b)(g)
	Series 2017-3, Class A 2.603%, due 7/24/18	1,127,000	1,127,103
	Series 2017-LD1, Class A 2.672%, due 11/25/50	1,362,000	1,360,660
	Series 2017-LD1, Class B 2.872%, due 11/25/50	270,000	269,639
			7,456,485
	Total Mortgage-Backed Securities (Cost $21,331,210)		21,238,904

	U.S. Government & Federal Agencies 17.3%
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.4%
	3.00%, due 1/1/45	412,087	403,811
	3.00%, due 10/1/46	1,546,251	1,510,578
	3.00%, due 12/1/46	2,401,337	2,345,904
	3.50%, due 2/1/43	443,905	447,366
	3.50%, due 2/1/44	526,324	530,435
	3.50%, due 7/1/46	1,738,560	1,751,249
	3.50%, due 9/1/47	2,744,119	2,754,528
	3.50%, due 10/1/47	1,095,038	1,098,346
	3.50%, due 11/1/47	470,254	472,247
	3.50%, due 12/1/47	2,352,250	2,366,772
	3.50%, due 1/1/48	3,397,102	3,423,974
	3.50%, due 2/1/48	1,116,346	1,120,914
	4.00%, due 8/1/47	992,593	1,020,723
	4.00%, due 2/1/48	1,368,882	1,410,331
	4.00%, due 3/1/48	2,255,000	2,323,567
	4.00%, due 4/1/48	829,000	850,891
	4.50%, due 5/1/44	1,162,724	1,232,706
	5.00%, due 3/1/42	346,527	376,826
	5.50%, due 10/1/36	180,636	200,543
	5.50%, due 8/1/41	472,396	525,055
	6.00%, due 4/1/40	939,640	1,075,427
			27,242,193
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 6.6%
	3.00%, due 2/1/43	40,266	39,583
	3.00%, due 5/1/43	144,651	142,193
	3.00%, due 10/1/45	93,145	90,912
	3.00%, due 1/1/46	7,319	7,145
	3.00%, due 3/1/46	407,293	397,608
	3.00%, due 11/1/46	376,822	368,532
	3.00%, due 2/1/47	312,808	308,045
	3.00%, due 11/1/47	96,244	93,947
	3.00%, due 2/1/57	1,348,737	1,304,663
	3.50%, due 10/1/42	507,479	511,462
	3.50%, due 2/1/43	1,679,581	1,692,258
	3.50%, due 4/1/44	691,612	697,260
	3.50%, due 2/1/45	1,433,681	1,444,499
	3.50%, due 12/1/45	363,030	365,763
	3.50%, due 1/1/46	1,866,715	1,880,703
	3.50%, due 7/1/46	1,371,474	1,379,691
	3.50%, due 8/1/46	2,613,099	2,623,806
	3.50%, due 12/1/46	81,664	81,995
	3.50%, due 1/1/47	321,847	323,149
	3.50%, due 6/1/47	48,539	48,742
	3.50%, due 7/1/47	245,627	246,817
	3.50%, due 8/1/47	839,513	842,688
	3.50%, due 9/1/47	307,538	309,350
	3.50%, due 10/1/47	1,486,308	1,491,482
	3.50%, due 11/1/47	221,463	222,964
	3.50%, due 12/1/47	1,344,022	1,350,908
	3.50%, due 1/1/48	1,054,596	1,060,597
	3.50%, due 3/1/48	248,973	250,551
	3.50%, due 8/1/56	2,175,528	2,177,492
	4.00%, due 5/30/44 TBA (i)	13,632,000	13,965,195
	4.00%, due 8/1/46	129,546	134,085
	4.00%, due 3/1/47	103,965	107,597
	4.00%, due 4/1/47	219,809	227,169
	4.00%, due 5/1/47	402,425	414,580
	4.00%, due 6/1/47	910,557	940,605
	4.00%, due 7/1/47	932,458	963,486
	4.00%, due 8/1/47	1,534,662	1,582,096
	4.00%, due 9/1/47	68,550	70,812
	4.00%, due 10/1/47	1,002,035	1,034,760
	4.00%, due 11/1/47	1,925,630	1,983,889
	4.00%, due 12/1/47	2,077,967	2,138,839
	4.00%, due 1/1/48	7,899,684	8,134,901
	4.00%, due 2/1/48	568,026	585,036
	4.00%, due 3/1/48	605,000	623,568
	4.50%, due 3/30/42 TBA (i)	5,468,000	5,725,487
	4.50%, due 11/1/42	162,854	172,440
	4.50%, due 10/1/44	442,647	470,093
	4.50%, due 3/1/45	746,208	792,555
	4.50%, due 6/1/45	373,698	393,890
	4.50%, due 2/1/46	947,736	1,002,423
	4.50%, due 12/1/46	380,606	402,105
	4.50%, due 5/1/47	614,085	650,888
	4.50%, due 6/1/47	491,959	520,764
	4.50%, due 7/1/47	891,973	944,216
	4.50%, due 8/1/47	465,224	492,622
	4.50%, due 9/1/47	3,140,668	3,307,500
	4.50%, due 10/1/47	88,134	93,334
	4.50%, due 11/1/47	298,069	315,470
	5.00%, due 5/30/37 TBA (i)	3,464,000	3,695,534
	5.00%, due 5/1/41	438,526	471,949
	5.00%, due 7/1/44	660,830	721,187
	5.50%, due 3/1/40	343,956	381,295
	5.50%, due 2/1/41	206,956	229,459
	5.50%, due 6/1/41	339,334	375,567
	6.00%, due 2/1/37	55,443	63,388
			75,883,589
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.6%
	3.00%, due 2/20/48	1,198,378	1,179,801
	4.00%, due 1/15/45	1,392,343	1,442,165
	4.00%, due 7/15/47	1,379,668	1,423,957
	4.00%, due 8/15/47	280,416	289,433
	4.00%, due 8/20/47	238,963	247,326
	4.00%, due 11/15/47	290,781	301,422
	4.00%, due 12/15/47	386,619	400,794
	4.50%, due 10/20/41	539,363	561,507
	4.50%, due 8/15/46	1,427,910	1,518,770
			7,365,175
¤	United States Treasury Bonds 2.4%
	2.25%, due 8/15/46	3,093,000	2,664,209
	2.75%, due 11/15/47	13,492,000	12,898,036
	3.00%, due 2/15/48	11,859,000	11,926,633
			27,488,878
¤	United States Treasury Notes 5.3%
	1.625%, due 10/15/20	1,396,000	1,370,861
	1.625%, due 2/15/26	1,143,000	1,054,507
	1.75%, due 11/30/19	2,162,000	2,144,180
	1.75%, due 11/15/20	7,090,000	6,979,496
	1.875%, due 12/31/19	1,228,000	1,219,797
	1.875%, due 9/30/22	1,246,000	1,210,810
	2.00%, due 1/31/20	3,885,000	3,866,486
	2.00%, due 1/15/21	2,445,000	2,419,977
	2.00%, due 11/30/22	616,000	601,298
	2.00%, due 5/31/24	882,000	849,166
	2.00%, due 11/15/26	2,481,000	2,339,893
	2.125%, due 9/30/24	863,000	835,054
	2.25%, due 2/29/20	25,831,000	25,818,892
	2.25%, due 2/15/21	997,000	993,183
	2.25%, due 12/31/24	122,000	118,755
	2.25%, due 11/15/25	1,382,000	1,337,679
	2.25%, due 8/15/27	462,000	442,979
	2.25%, due 11/15/27	3,563,000	3,412,964
	2.375%, due 1/31/23	490,000	485,980
	2.625%, due 2/28/23	1,504,000	1,508,582
	2.75%, due 2/28/25	84,000	84,351
	2.75%, due 2/15/28	1,992,000	1,993,012
			61,087,902
	Total U.S. Government & Federal Agencies (Cost $200,766,865)		199,067,737
	Total Long-Term Bonds (Cost $426,752,558)		422,303,914

		Shares
	Common Stocks 62.5%
	Aerospace & Defense 4.9%
¤	Boeing Co.	100,536	32,963,744
	General Dynamics Corp.	49,144	10,855,909
	Northrop Grumman Corp.	34,506	12,046,735
			55,866,388
	Air Freight & Logistics 0.6%
	United Parcel Service, Inc., Class B	63,738	6,670,819

	Airlines 0.2%
	Delta Air Lines, Inc.	41,695	2,285,303

	Automobiles 0.9%
	General Motors Co.	292,566	10,631,848

	Banks 2.3%
	Bank of America Corp.	215,953	6,476,431
	U.S. Bancorp	391,110	19,751,055
			26,227,486
	Biotechnology 0.2%
	AbbVie, Inc.	27,433	2,596,534

	Capital Markets 4.2%
	Blackstone Group L.P.	220,343	7,039,959
¤	CME Group, Inc.	144,848	23,427,715
	Morgan Stanley	75,055	4,049,968
	TD Ameritrade Holding Corp.	225,527	13,357,964
			47,875,606
	Chemicals 1.8%
	LyondellBasell Industries N.V., Class A	196,783	20,796,028

	Consumer Finance 1.5%
	American Express Co.	68,488	6,388,561
	Synchrony Financial	330,384	11,077,775
			17,466,336
	Equity Real Estate Investment Trusts 1.4%
	Colony NorthStar, Inc., Class A	395,833	2,224,581
	Crown Castle International Corp.	54,756	6,001,805
	Invitation Homes, Inc.	53,495	1,221,291
	MGM Growth Properties LLC, Class A	117,720	3,124,289
	Outfront Media, Inc.	160,473	3,007,264
			15,579,230
	Food & Staples Retailing 3.1%
	Costco Wholesale Corp.	94,984	17,897,835
	Kroger Co.	245,574	5,879,042
	Sysco Corp.	196,595	11,787,836
			35,564,713
	Food Products 0.6%
	Hershey Co.	68,759	6,804,391

	Health Care Equipment & Supplies 1.5%
	Abbott Laboratories	28,463	1,705,503
	Medtronic PLC	188,286	15,104,303
			16,809,806
	Health Care Providers & Services 0.8%
	Aetna, Inc.	54,502	9,210,838

	Hotels, Restaurants & Leisure 2.6%
	McDonald's Corp.	93,909	14,685,489
	Norwegian Cruise Line Holdings, Ltd. (j)	66,376	3,515,937
	Six Flags Entertainment Corp.	71,448	4,448,352
	Starbucks Corp.	123,877	7,171,240
			29,821,018
	Household Products 0.3%
	Clorox Co.	30,638	4,078,224

	Industrial Conglomerates 1.6%
	Honeywell International, Inc.	126,644	18,301,325

	Insurance 0.6%
	Progressive Corp.	110,428	6,728,378

	Internet & Direct Marketing Retail 1.1%
	Booking Holdings, Inc. (j)	6,319	13,145,984

	Internet Software & Services 2.3%
¤	Alphabet, Inc., Class C (j)	26,010	26,836,858

	IT Services 4.6%
	Accenture PLC, Class A	95,723	14,693,480
	Automatic Data Processing, Inc.	25,164	2,855,611
¤	Mastercard, Inc.	203,407	35,628,770
			53,177,861
	Leisure Products 0.5%
	Hasbro, Inc.	68,163	5,746,141

	Machinery 0.4%
	Deere & Co.	31,339	4,867,574

	Media 1.6%
	Comcast Corp., Class A	458,663	15,672,515
	Madison Square Garden Co., Class A (j)	10,958	2,693,476
			18,365,991
	Oil, Gas & Consumable Fuels 1.7%
	Anadarko Petroleum Corp.	108,902	6,578,770
	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	364,758	12,597,504
			19,176,274
	Personal Products 0.9%
	Estee Lauder Cos., Inc., Class A	69,888	10,463,631

	Pharmaceuticals 2.7%
	Allergan PLC	57,847	9,735,072
	Bristol-Myers Squibb Co.	88,746	5,613,184
	Eli Lilly & Co.	78,329	6,060,315
	Merck & Co., Inc.	169,301	9,221,825
			30,630,396
	Real Estate Management & Development 0.9%
	CBRE Group, Inc., Class A (j)	226,420	10,691,552

	Road & Rail 1.4%
	CSX Corp.	287,022	15,989,996

	Semiconductors & Semiconductor Equipment 2.4%
	Intel Corp.	325,330	16,943,186
	Lam Research Corp.	52,428	10,651,273
			27,594,459
	Software 6.4%
	Activision Blizzard, Inc.	51,091	3,446,599
¤	Adobe Systems, Inc. (j)	105,302	22,753,656
¤	Microsoft Corp.	470,805	42,970,372
	salesforce.com, Inc. (j)	33,083	3,847,553
			73,018,180
	Specialty Retail 1.8%
	Home Depot, Inc.	115,141	20,522,732

	Technology Hardware, Storage & Peripherals 1.8%
	Apple, Inc.	125,646	21,080,886

	Textiles, Apparel & Luxury Goods 1.0%
	NIKE, Inc., Class B	175,677	11,671,980

	Tobacco 1.9%
	Altria Group, Inc.	346,956	21,622,298

	Total Common Stocks (Cost $531,919,751)		717,917,064

	Principal Amount
Short-Term Investment 5.1%
Repurchase Agreement 5.1%
Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $58,326,561 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 11/30/20, with a Principal Amount of $60,365,000 and a Market Value of $59,491,760)	$58,321,766	58,321,766
Total Short-Term Investment (Cost $58,321,766)		58,321,766
Total Investments (Cost $1,016,994,075)	104.4%	1,198,542,744
Other Assets, Less Liabilities	(4.4)	(50,743,964)
Net Assets	100.0%	$1,147,798,780

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, the total market value of fair valued securities was $3,751,000, which represented 0.3% of the Portfolio's net assets.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2018.
(e)	Floating rate - Rate shown was the rate in effect as of March 31, 2018.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Illiquid security - As of March 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $3,635,439, which represented 0.3% of the Portfolio's net assets.
(h)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2018.
(i)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2018, the total net market value of these securities was $23,386,216, which represented 2.0% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(j)	Non-income producing security.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$15,343,117	$—	$15,343,117
Corporate Bonds	—	166,200,749	—	166,200,749
Loan Assignments (b)	—	18,239,316	2,214,091	20,453,407
Mortgage-Backed Securities	—	21,238,904	—	21,238,904
U.S. Government & Federal Agencies	—	199,067,737	—	199,067,737
Total Long-Term Bonds	—	420,089,823	2,214,091	422,303,914
Common Stocks	717,917,064	—	—	717,917,064
Short-Term Investment
Repurchase Agreement	—	58,321,766	—	58,321,766
Total Investments in Securities	$717,917,064	$478,411,589	$2,214,091	$1,198,542,744

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The Level 3 securities valued at $1,840,696 and $373,395 are held in Cosmetics & Personal Care and Lodging, respectively, within the Loan Assignments section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Long-Term Bonds
Loan Assignments
Cosmetics & Personal Care	$-	$-	$-	$2,304	$1,838,393	$-	$-	$-	$1,840,696	$2,304
Lodging	-	-	-	1,395	372,000	-	-	-	373,395	1,395
Total	$-	$-	$-	$3,699	$2,210,393	$-	$-	$-	$2,214,091	$3,699

MainStay VP Large Cap Growth Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 99.3% †
	Aerospace & Defense 5.7%
	Boeing Co.	36,200	$11,869,256
	General Dynamics Corp.	48,800	10,779,920
	Northrop Grumman Corp.	37,650	13,144,368
	Raytheon Co.	76,800	16,574,976
			52,368,520
	Air Freight & Logistics 1.6%
	FedEx Corp.	60,150	14,442,617

	Automobiles 1.0%
	Ferrari N.V.	73,300	8,834,116

	Banks 1.4%
	JPMorgan Chase & Co.	118,600	13,042,442

	Capital Markets 3.0%
	Intercontinental Exchange, Inc.	193,200	14,010,864
	Moody's Corp.	82,340	13,281,442
			27,292,306
	Chemicals 2.6%
	Ecolab, Inc.	83,650	11,465,906
	Sherwin-Williams Co.	31,810	12,473,337
			23,939,243
	Equity Real Estate Investment Trusts 1.8%
	American Tower Corp.	115,700	16,815,838

	Health Care Equipment & Supplies 4.8%
	ABIOMED, Inc. (a)	39,100	11,377,709
	Baxter International, Inc.	132,200	8,598,288
	Becton Dickinson & Co.	47,750	10,347,425
	Edwards Lifesciences Corp. (a)	99,875	13,934,560
			44,257,982
	Health Care Providers & Services 3.2%
¤	UnitedHealth Group, Inc.	136,950	29,307,300

	Hotels, Restaurants & Leisure 2.3%
	Hilton Worldwide Holdings, Inc.	148,750	11,715,550
	Wynn Resorts, Ltd.	52,100	9,500,956
			21,216,506
	Industrial Conglomerates 1.7%
	Honeywell International, Inc.	105,425	15,234,967

	Internet & Direct Marketing Retail 10.2%
¤	Amazon.com, Inc. (a)	37,010	53,566,053
	Booking Holdings, Inc. (a)	5,070	10,547,577
	Expedia, Inc.	151,070	16,679,639
	Netflix, Inc. (a)	45,300	13,379,355
			94,172,624
	Internet Software & Services 11.5%
¤	Alibaba Group Holding, Ltd., Sponsored ADR (a)	112,000	20,556,480
¤	Alphabet, Inc. (a)
	Class A	20,725	21,494,727
	Class C	22,699	23,420,601
¤	Facebook, Inc., Class A (a)	171,750	27,443,932
	GoDaddy, Inc., Class A (a)	214,500	13,174,590
			106,090,330
	IT Services 13.1%
	Automatic Data Processing, Inc.	77,600	8,806,048
	Cognizant Technology Solutions Corp., Class A	146,600	11,801,300
	Fidelity National Information Services, Inc.	96,800	9,321,840
	Fiserv, Inc. (a)	179,200	12,778,752
¤	Mastercard, Inc., Class A	128,700	22,543,092
	PayPal Holdings, Inc. (a)	201,050	15,253,663
¤	Visa, Inc., Class A	334,450	40,006,909
			120,511,604
	Life Sciences Tools & Services 3.1%
	Illumina, Inc. (a)	46,550	11,005,351
	Thermo Fisher Scientific, Inc.	83,600	17,260,056
			28,265,407
	Machinery 1.1%
	Fortive Corp.	126,000	9,767,520

	Media 1.0%
	Charter Communications, Inc., Class A (a)	29,250	9,103,185

	Pharmaceuticals 1.3%
	Zoetis, Inc.	148,250	12,380,358

	Professional Services 1.3%
	CoStar Group, Inc. (a)	31,655	11,480,635

	Road & Rail 1.7%
	Union Pacific Corp.	114,900	15,446,007

	Semiconductors & Semiconductor Equipment 5.8%
	Applied Materials, Inc.	157,100	8,736,331
	ASML Holding N.V., Registered	94,300	18,724,208
	NVIDIA Corp.	71,900	16,651,321
	Xilinx, Inc.	130,500	9,427,320
			53,539,180
	Software 16.8%
¤	Adobe Systems, Inc. (a)	101,600	21,953,728
	Electronic Arts, Inc. (a)	122,300	14,827,652
	Intuit, Inc.	69,600	12,065,160
¤	Microsoft Corp.	567,600	51,804,852
¤	salesforce.com, Inc. (a)	291,650	33,918,895
	ServiceNow, Inc. (a)	64,300	10,638,435
	Splunk, Inc. (a)	98,400	9,681,576
			154,890,298
	Specialty Retail 1.6%
	Home Depot, Inc.	84,000	14,972,160

	Textiles, Apparel & Luxury Goods 1.7%
	NIKE, Inc., Class B	236,850	15,736,314
	Total Common Stocks (Cost $663,174,159)		913,107,459
		Principal Amount
	Short-Term Investment 0.9%
	Repurchase Agreement 0.9%
	Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $8,002,544 (Collateralized by a United States Treasury Note with a rate of 0.625% and a maturity date of 11/30/20, with a Principal Amount of $8,285,000 and a Market Value of $8,165,149)	$8,001,886	8,001,886
	Total Short-Term Investment (Cost $8,001,886)		8,001,886
	Total Investments (Cost $671,176,045)	100.2%	921,109,345
	Other Assets, Less Liabilities	(0.2)	(1,792,905)
	Net Assets	100.0%	$919,316,440

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$913,107,459	$—	$—	$913,107,459
Short-Term Investment
Repurchase Agreement	—	8,001,886	—	8,001,886
Total Investments in Securities	$913,107,459	$8,001,886	$—	$921,109,345

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP MFS® Utilities Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 93.2% †
	Commercial Services & Supplies 0.6%
	Covanta Holding Corp.	543,293	$7,877,748

	Diversified Telecommunication Services 9.0%
	Cellnex Telecom S.A. (Spain) (a)	655,151	17,484,967
¤	Com Hem Holding AB (Sweden)	2,376,024	38,472,592
	Hellenic Telecommunications Organization S.A. (Greece)	811,978	10,970,097
	Koninklijke KPN N.V. (Netherlands)	4,074,274	12,217,142
	Orange S.A. (France)	722,748	12,259,070
	Telefonica Brasil S.A., ADR (Brazil)	546,831	8,399,324
	Telesites S.A.B. de C.V. (Mexico) (b)	3,561,500	2,777,892
	TELUS Corp. (Canada)	349,961	12,288,769
			114,869,853
	Electric Utilities 35.7%
¤	American Electric Power Co., Inc.	485,520	33,301,817
	Avangrid, Inc.	238,949	12,215,073
	CLP Holdings, Ltd. (Hong Kong)	62,500	636,296
	Duke Energy Corp.	279,620	21,662,161
	Edison International	319,686	20,351,211
	EDP - Energias do Brasil S.A. (Brazil)	152,810	616,063
	Emera, Inc. (Canada)	590,427	18,679,555
	Enel Americas S.A. (Chile)	2,137,983	502,367
	Enel Americas S.A., ADR (Chile)	564,535	6,559,897
¤	Enel S.p.A. (Italy)	6,745,569	41,251,414
	Eversource Energy	86,075	5,071,539
¤	Exelon Corp.	2,194,684	85,614,623
	Great Plains Energy, Inc.	396,354	12,600,094
	Iberdrola S.A. (Spain)	3,543,663	26,039,706
¤	NextEra Energy, Inc.	328,252	53,613,399
	PG&E Corp.	453,627	19,927,834
¤	PPL Corp.	1,593,721	45,086,367
	Southern Co.	545,270	24,351,758
	SSE PLC (United Kingdom)	1,328,210	23,778,000
	Westar Energy, Inc.	52,503	2,761,133
	Xcel Energy, Inc.	57,675	2,623,059
			457,243,366
	Equity Real Estate Investment Trusts 2.8%
¤	American Tower Corp.	246,138	35,773,697

	Gas Utilities 1.9%
	APA Group (Australia)	1,091,779	6,607,700
	Atmos Energy Corp.	7,834	659,936
	China Resources Gas Group, Ltd. (China)	4,970,000	17,256,615
			24,524,251
	Independent Power & Renewable Electricity Producers 15.1%
	AES Corp.	1,886,638	21,451,074
	China Longyuan Power Group Corp., Ltd., Class H (China)	10,308,000	7,906,852
¤	Dynegy, Inc. (b)	1,845,708	24,953,972
¤	EDP Renovaveis S.A. (Spain)	6,751,251	66,124,315
	Engie Brasil Energia S.A. (Brazil)	519,000	6,156,095
	NextEra Energy Partners, L.P.	437,777	17,506,702
	NRG Energy, Inc.	958,233	29,254,854
	NRG Yield, Inc.
	Class A	535,489	8,803,439
	Class C	184,633	3,138,761
	NTPC, Ltd. (India)	2,809,922	7,324,046
			192,620,110
	Media 4.0%
	Altice U.S.A., Inc., Class A (b)(c)	917,087	16,947,768
	Comcast Corp., Class A	731,030	24,979,295
	NOS SGPS S.A. (Portugal)	1,667,759	9,829,528
			51,756,591
	Multi-Utilities 5.2%
	CenterPoint Energy, Inc.	353,680	9,690,832
	CMS Energy Corp.	86,972	3,938,962
	Public Service Enterprise Group, Inc.	322,483	16,201,546
	RWE A.G (Germany) (b)	590,306	14,570,417
	Sempra Energy	164,412	18,285,903
	Suez (France)	219,048	3,172,339
			65,859,999
	Oil, Gas & Consumable Fuels 15.0%
	Cheniere Energy, Inc. (b)	439,457	23,488,977
	Enbridge, Inc. (Canada)	677,553	21,309,774
	Energy Transfer Partners, L.P.	534,587	8,671,001
¤	Enterprise Products Partners, L.P.	1,254,368	30,706,929
	EQT GP Holdings, L.P.	57,772	1,333,378
	EQT Midstream Partners, L.P.	295,562	17,447,025
	Kinder Morgan, Inc.	472,911	7,122,040
	ONEOK, Inc.	47,424	2,699,374
	Plains All American Pipeline, L.P.	168,468	3,711,350
	Plains GP Holdings, L.P., Class A (b)	474,156	10,312,893
	SemGroup Corp., Class A	158,714	3,396,479
	Tallgrass Energy GP, L.P.	134,964	2,567,015
	Targa Resources Corp.	218,794	9,626,936
	TransCanada Corp. (Canada)	570,538	23,594,725
	Western Gas Equity Partners, L.P.	207,789	6,881,972
	Williams Cos., Inc.	350,857	8,722,305
	Williams Partners, L.P.	293,746	10,113,675
			191,705,848
	Water Utilities 0.8%
	Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	1,004,000	10,643,808

	Wireless Telecommunication Services 3.1%
	Advanced Info Service PCL (Thailand)	1,036,600	6,828,897
	America Movil S.A.B. de C.V., Class L, Sponsored ADR (Mexico)	117,658	2,246,091
	Globe Telecom, Inc. (Philippines)	19,715	612,864
	KDDI Corp. (Japan)	279,900	7,116,860
	Millicom International Cellular S.A. (Colombia)	33,119	2,258,889
	Mobile TeleSystems PJSC, Sponsored ADR (Russia)	934,501	10,643,966
	PT XL Axiata Tbk (Indonesia) (b)	24,655,500	4,512,937
	Vodafone Group PLC (United Kingdom)	2,210,839	6,024,333
			40,244,837
	Total Common Stocks (Cost $1,116,023,352)		1,193,120,108

	Convertible Preferred Stocks 4.1%
	Electric Utilities 1.9%
¤	Nextera Energy, Inc.
	6.123%	287,410	16,572,060
	6.371%	114,686	8,352,008
			24,924,068
	Independent Power & Renewable Electricity Producers 0.4%
¤	Dynegy, Inc. 7.00%	58,478	5,070,627

	Multi-Utilities 1.2%
	Dominion Energy, Inc. 6.75%	207,688	9,638,800
	Sempra Energy 6.00%	53,686	5,495,836
			15,134,636
	Oil, Gas & Consumable Fuels 0.6%
	Anadarko Petroleum Corp. 7.50%	260,227	7,754,765

	Total Convertible Preferred Stocks (Cost $52,195,114)		52,884,096
		Principal Amount
	Short-Term Investments 2.4%
	Repurchase Agreement 0.1%
	Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $709,454 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 11/30/20, with a Principal Amount of $735,000 and a Market Value of $724,367)	$709,395	709,395
	Total Repurchase Agreement (Cost $709,395)		709,395

	U.S. Government & Federal Agencies 2.3%
	Federal Home Loan Bank Discount Notes (d)
	1.115%, due 4/2/18	10,067,000	10,066,693
	1.217%, due 4/2/18	19,080,000	19,079,364
	Total U.S. Government & Federal Agencies (Cost $29,146,057)		29,146,057
	Total Short-Term Investments (Cost $29,855,452)		29,855,452
	Total Investments (Cost $1,198,073,918)	99.7%	1,275,859,656
	Other Assets, Less Liabilities	0.3	3,877,189
	Net Assets	100.0%	$1,279,736,845

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2018, excluding short-term investments. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of March 31, 2018, the market value of securities loaned was $14,574,381 and the Fund received non-cash collateral in the amount of $14,984,483.
(d)	Interest rate shown represents yield to maturity.

As of March 31, 2018, the Portfolio held the following foreign currency forward contracts1:

Foreign Currency Buy Contracts	Settlement Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Canadian Dollar vs. U.S. Dollar	5/25/18	Morgan Stanley & Co.	CAD	82,490	$64,123	$(34)
Canadian Dollar vs. U.S. Dollar	5/25/18	Barclays Bank PLC		1,002,850	776,624	2,530
Euro vs. U.S. Dollar	5/25/18	Deutsche Bank AG	EUR	740,407	917,500	(3,151)
Euro vs. U.S. Dollar	5/25/18	Morgan Stanley & Co.		742,692	927,446	(10,275)
Euro vs. U.S. Dollar	5/25/18	BNP Paribas S.A.		339,953	419,825	(7)

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Canadian Dollar vs. U.S. Dollar	5/25/18	Merrill Lynch International	CAD	64,903,189	50,294,615	(131,212)
Euro vs. U.S. Dollar	4/19/18	Morgan Stanley & Co.	EUR	3,366,000	4,138,514	(7,574)
Euro vs. U.S. Dollar	4/30/18	Morgan Stanley & Co.		7,315,909	9,055,805	37,293
Euro vs. U.S. Dollar	5/25/18	JPMorgan Chase Bank N.A.		95,746,660	118,862,872	622,667
Pound Sterling vs. U.S. Dollar	5/25/18	Deutsche Bank AG	GBP	12,502,198	17,835,261	258,404
Pound Sterling vs. U.S. Dollar	5/25/18	Citibank N.A.		114,032	160,359	41
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$768,682

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,193,120,108	$—	$—	$1,193,120,108
Convertible Preferred Stocks	52,884,096	—	—	52,884,096
Short-Term Investments
Repurchase Agreement	—	709,395	—	709,395
U.S. Government & Federal Agencies	—	29,146,057	—	29,146,057
Total Short-Term Investments	—	29,855,452	—	29,855,452
Total Investments in Securities	1,246,004,204	29,855,452	—	1,275,859,656
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	920,935	—	920,935
Total Investments in Securities and Other Financial Instruments	$1,246,004,204	$30,776,387	$—	$1,276,780,591

Liability Valuation Inputs

Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(152,253)	$—	$(152,253)

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)  The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Mid Cap Core Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 98.3% †
	Aerospace & Defense 1.6%
	Harris Corp.	3,679	$593,349
	Huntington Ingalls Industries, Inc.	23,210	5,982,609
	L3 Technologies, Inc.	3,115	647,920
	Spirit AeroSystems Holdings, Inc., Class A	71,167	5,956,678
	Textron, Inc.	25,337	1,494,123
	TransDigm Group, Inc.	2,738	840,402
			15,515,081

	Air Freight & Logistics 0.7%
	XPO Logistics, Inc. (a)	69,704	7,096,564

	Airlines 0.1%
	Copa Holdings S.A., Class A	9,171	1,179,666

	Auto Components 0.7%
	Aptiv PLC	35,476	3,014,396
	Lear Corp.	18,703	3,480,441
			6,494,837
	Banks 2.2%
	Bank of The Ozarks, Inc.	1,445	69,750
	CIT Group, Inc.	114,847	5,914,621
	Citizens Financial Group, Inc.	29,708	1,247,142
	Fifth Third Bancorp	122,936	3,903,218
	First Hawaiian, Inc.	9,008	250,693
	Huntington Bancshares, Inc.	10,387	156,844
	KeyCorp	95,486	1,866,751
	People's United Financial, Inc.	14,228	265,494
	SunTrust Banks, Inc.	73,735	5,016,929
	TCF Financial Corp.	88,680	2,022,791
			20,714,233
	Beverages 1.0%
	Dr. Pepper Snapple Group, Inc.	60,665	7,181,523
	Molson Coors Brewing Co., Class B	26,488	1,995,341
			9,176,864
	Biotechnology 0.9%
	OPKO Health, Inc. (a)(b)	1,446,269	4,584,673
	United Therapeutics Corp. (a)	35,331	3,969,791
			8,554,464
	Building Products 1.3%
	Owens Corning	75,839	6,097,456
	USG Corp. (a)	158,288	6,398,001
			12,495,457
	Capital Markets 5.4%
	Affiliated Managers Group, Inc.	6,867	1,301,846
	Ameriprise Financial, Inc.	52,470	7,762,412
	BGC Partners, Inc., Class A	356,337	4,792,733
	E*TRADE Financial Corp. (a)	7,725	428,042
	Federated Investors, Inc., Class B	95,052	3,174,737
	Lazard, Ltd., Class A	109,348	5,747,331
	Legg Mason, Inc.	141,653	5,758,194
	LPL Financial Holdings, Inc.	93,121	5,686,899
	Morningstar, Inc.	15,679	1,497,658
	Nasdaq, Inc.	46,609	4,018,628
	Northern Trust Corp.	23,408	2,414,067
	Raymond James Financial, Inc.	480	42,917
¤	T. Rowe Price Group, Inc.	78,195	8,442,714
			51,068,178
	Chemicals 2.4%
	CF Industries Holdings, Inc.	162,173	6,118,787
	Eastman Chemical Co.	17,766	1,875,734
	Huntsman Corp.	190,155	5,562,034
	Olin Corp.	109,133	3,316,552
	Scotts Miracle-Gro Co., Class A	2,448	209,916
	Westlake Chemical Corp.	51,235	5,694,770
			22,777,793
	Commercial Services & Supplies 1.3%
	Clean Harbors, Inc. (a)	17,021	830,795
	Copart, Inc. (a)	30,645	1,560,750
	KAR Auction Services, Inc.	105,823	5,735,606
	Pitney Bowes, Inc.	345,473	3,762,201
			11,889,352
	Communications Equipment 2.4%
	Arista Networks, Inc. (a)	7,024	1,793,227
	ARRIS International PLC (a)	223,213	5,930,770
	EchoStar Corp., Class A (a)	5,809	306,541
	F5 Networks, Inc. (a)	44,153	6,384,965
	Motorola Solutions, Inc.	26,203	2,759,176
	Palo Alto Networks, Inc. (a)	29,089	5,280,235
			22,454,914
	Construction & Engineering 0.3%
	Fluor Corp.	54,143	3,098,062

	Consumer Finance 1.0%
	Credit Acceptance Corp. (a)	3,278	1,083,084
	Discover Financial Services	3,077	221,329
	OneMain Holdings, Inc. (a)	17,251	516,495
	Synchrony Financial	219,650	7,364,864
			9,185,772
	Containers & Packaging 1.1%
	Ardagh Group S.A.	10,702	199,913
	Berry Global Group, Inc. (a)	107,647	5,900,132
	Graphic Packaging Holding Co.	296,906	4,557,507
			10,657,552
	Diversified Consumer Services 0.6%
	Graham Holdings Co., Class B	4,373	2,633,639
	H&R Block, Inc.	124,214	3,156,278
			5,789,917
	Diversified Financial Services 0.1%
	Leucadia National Corp.	45,148	1,026,214

	Electric Utilities 1.2%
	Alliant Energy Corp.	17,565	717,706
	Entergy Corp.	1,043	82,168
	FirstEnergy Corp.	51,110	1,738,251
¤	Xcel Energy, Inc.	186,207	8,468,694
			11,006,819
	Electrical Equipment 0.5%
	Acuity Brands, Inc.	30,699	4,272,994

	Electronic Equipment, Instruments & Components 1.4%
	CDW Corp.	87,971	6,185,241
	Jabil, Inc.	149,399	4,292,233
	Zebra Technologies Corp., Class A (a)	21,777	3,031,141
			13,508,615
	Energy Equipment & Services 0.3%
	Transocean, Ltd. (a)	317,277	3,141,042

	Equity Real Estate Investment Trusts 5.9%
	Apple Hospitality REIT, Inc.	262,450	4,611,247
	AvalonBay Communities, Inc.	881	144,889
	CubeSmart	36,997	1,043,315
	Empire State Realty Trust, Inc., Class A	249,620	4,191,120
	Equity LifeStyle Properties, Inc.	14,414	1,265,117
	Gaming and Leisure Properties, Inc.	149,932	5,018,224
	Hospitality Properties Trust	221,470	5,612,050
	Host Hotels & Resorts, Inc.	368,675	6,872,102
	Lamar Advertising Co., Class A	71,442	4,547,998
	Life Storage, Inc.	482	40,257
	Outfront Media, Inc.	13,024	244,070
	Park Hotels & Resorts, Inc.	108,235	2,924,510
	Piedmont Office Realty Trust, Inc., Class A	13,070	229,901
	Prologis, Inc.	32,357	2,038,167
	SBA Communications Corp. (a)	42,095	7,194,877
	Senior Housing Properties Trust	40,021	626,729
	SL Green Realty Corp.	592	57,323
	Spirit Realty Capital, Inc.	350,468	2,719,632
	VEREIT, Inc.	329,051	2,290,195
	Vornado Realty Trust	22,763	1,531,950
	Welltower, Inc.	1,859	101,185
	WP Carey, Inc.	47,298	2,932,003
			56,236,861
	Food & Staples Retailing 0.5%
	Sprouts Farmers Market, Inc. (a)	128,039	3,005,075
	U.S. Foods Holding Corp. (a)	46,745	1,531,834
			4,536,909
	Food Products 1.4%
	Bunge, Ltd.	46,767	3,457,952
	Conagra Brands, Inc.	20,783	766,477
	Pilgrim's Pride Corp. (a)	89,019	2,190,758
	TreeHouse Foods, Inc. (a)	64,002	2,449,356
	Tyson Foods, Inc., Class A	62,569	4,579,425
			13,443,968
	Health Care Equipment & Supplies 1.4%
	Hill-Rom Holdings, Inc.	61,875	5,383,125
	STERIS PLC	68,121	6,359,777
	Varian Medical Systems, Inc. (a)	12,165	1,492,037
			13,234,939
	Health Care Providers & Services 2.7%
	AmerisourceBergen Corp.	63,730	5,494,163
	Centene Corp. (a)	73,529	7,858,044
	DaVita, Inc. (a)	92,974	6,130,706
	WellCare Health Plans, Inc. (a)	32,801	6,351,258
			25,834,171
	Health Care Technology 0.7%
	Cerner Corp. (a)	118,162	6,853,396

	Hotels, Restaurants & Leisure 4.0%
	Darden Restaurants, Inc.	71,161	6,066,475
	Extended Stay America, Inc.	291,312	5,759,238
	Hilton Grand Vacations, Inc. (a)	62,115	2,672,187
	Hilton Worldwide Holdings, Inc.	14,542	1,145,328
	Hyatt Hotels Corp., Class A	66,748	5,090,203
	MGM Resorts International	20,597	721,307
	Royal Caribbean Cruises, Ltd.	63,683	7,498,036
	Wyndham Worldwide Corp.	18,139	2,075,646
	Wynn Resorts, Ltd.	40,038	7,301,330
			38,329,750
	Household Durables 0.9%
	Lennar Corp., Class A	32,074	1,890,441
	NVR, Inc. (a)	711	1,990,800
	Tempur Sealy International, Inc. (a)	23,169	1,049,324
	Whirlpool Corp.	25,136	3,848,573
			8,779,138
	Household Products 0.7%
	Energizer Holdings, Inc.	104,731	6,239,873

	Independent Power & Renewable Electricity Producers 0.9%
	AES Corp.	81,952	931,794
	NRG Energy, Inc.	165,484	5,052,227
	Vistra Energy Corp. (a)	144,266	3,005,061
			8,989,082
	Industrial Conglomerates 0.3%
	Carlisle Cos., Inc.	26,314	2,747,445

	Insurance 6.2%
	American Financial Group, Inc.	41,723	4,682,155
	Arthur J. Gallagher & Co.	85,157	5,852,841
	Assurant, Inc.	784	71,665
	Athene Holding, Ltd., Class A (a)	119,234	5,700,578
	Cincinnati Financial Corp.	40,504	3,007,827
	CNA Financial Corp.	103,428	5,104,172
	First American Financial Corp.	103,425	6,068,979
	FNF Group	34,625	1,385,692
	Lincoln National Corp.	30,815	2,251,344
	Old Republic International Corp.	211,637	4,539,614
¤	Progressive Corp.	166,939	10,171,593
	Reinsurance Group of America, Inc.	10,377	1,598,058
	Unum Group	58,326	2,776,901
	W.R. Berkley Corp.	66,863	4,860,940
	Willis Towers Watson PLC	7,880	1,199,257
			59,271,616
	Internet & Direct Marketing Retail 1.5%
	Expedia, Inc.	24,274	2,680,092
	Liberty Expedia Holdings, Inc., Class A (a)	127,668	5,014,799
	Liberty Interactive Corp. QVC Group, Class A (a)	248,911	6,265,090
			13,959,981
	Internet Software & Services 2.4%
	Akamai Technologies, Inc. (a)	96,271	6,833,315
	GoDaddy, Inc., Class A (a)	50,645	3,110,616
	IAC / InterActiveCorp (a)	6,607	1,033,203
	Twitter, Inc. (a)	176,788	5,128,620
	VeriSign, Inc. (a)	55,677	6,601,065
			22,706,819
	IT Services 4.6%
	Alliance Data Systems Corp.	12,415	2,642,657
	Conduent, Inc. (a)	88,605	1,651,597
	CoreLogic, Inc. (a)	87,051	3,937,317
¤	DXC Technology Co.	88,483	8,895,196
	Euronet Worldwide, Inc. (a)	13,231	1,044,191
	Fidelity National Information Services, Inc.	17,015	1,638,544
	Fiserv, Inc. (a)	31,048	2,214,033
	Genpact, Ltd.	27,927	893,385
	Sabre Corp.	268,534	5,760,054
	Square, Inc., Class A (a)	32,162	1,582,370
	Teradata Corp. (a)	146,959	5,829,864
	Total System Services, Inc.	42,588	3,673,641
	Western Union Co.	216,596	4,165,141
			43,927,990
	Leisure Products 0.6%
	Brunswick Corp.	83	4,929
	Polaris Industries, Inc.	51,781	5,929,960
			5,934,889
	Life Sciences Tools & Services 0.7%
	Agilent Technologies, Inc.	14,797	989,919
	Charles River Laboratories International, Inc. (a)	11,124	1,187,376
	IQVIA Holdings, Inc. (a)	49,752	4,881,169
			7,058,464
	Machinery 2.4%
	AGCO Corp.	17,570	1,139,415
	Allison Transmission Holdings, Inc.	145,638	5,688,620
¤	Cummins, Inc.	52,682	8,539,225
	Gates Industrial Corp. PLC (a)	49,646	869,302
	Ingersoll-Rand PLC	914	78,156
	PACCAR, Inc.	11,164	738,722
	Terex Corp.	31,152	1,165,396
	Trinity Industries, Inc.	125,350	4,090,171
	Xylem, Inc.	3,711	285,450
			22,594,457
	Media 1.4%
	John Wiley & Sons, Inc., Class A	49,132	3,129,708
	Lions Gate Entertainment Corp., Class A	30,207	780,247
	Live Nation Entertainment, Inc. (a)	128,651	5,421,353
	News Corp.
	Class A	147,964	2,337,831
	Class B	56,162	904,208
	Omnicom Group, Inc.	3,410	247,805
			12,821,152
	Metals & Mining 3.0%
	Alcoa Corp. (a)	120,663	5,425,009
¤	Freeport-McMoRan, Inc. (a)	462,292	8,122,471
	Newmont Mining Corp.	151,233	5,908,673
	Steel Dynamics, Inc.	71,197	3,148,331
	United States Steel Corp.	157,260	5,533,979
			28,138,463
	Mortgage Real Estate Investment Trusts 0.2%
	Starwood Property Trust, Inc.	106,626	2,233,815

	Multi-Utilities 3.9%
	Ameren Corp.	107,077	6,063,771
	CenterPoint Energy, Inc.	212,635	5,826,199
	CMS Energy Corp.	56,528	2,560,153
¤	Consolidated Edison, Inc.	109,324	8,520,713
	DTE Energy Co.	42,536	4,440,758
	MDU Resources Group, Inc.	22,178	624,532
	Public Service Enterprise Group, Inc.	49,773	2,500,596
	WEC Energy Group, Inc.	98,859	6,198,459
			36,735,181
	Multiline Retail 1.4%
	Kohl's Corp.	104,261	6,830,138
	Macy's, Inc.	110,083	3,273,869
	Nordstrom, Inc.	67,781	3,281,278
			13,385,285
	Oil, Gas & Consumable Fuels 4.1%
	Andeavor	23,355	2,348,579
	Devon Energy Corp.	18,280	581,121
	HollyFrontier Corp.	135,084	6,600,204
	Kosmos Energy, Ltd. (a)	535,985	3,376,706
	Marathon Oil Corp.	103,003	1,661,438
¤	Marathon Petroleum Corp.	140,368	10,262,304
	Murphy Oil Corp.	191,884	4,958,283
	PBF Energy, Inc., Class A	181,770	6,162,003
	Williams Cos., Inc.	64,118	1,593,973
	World Fuel Services Corp.	58,830	1,444,277
			38,988,888
	Paper & Forest Products 0.6%
	Domtar Corp.	122,672	5,218,467

	Personal Products 1.3%
	Herbalife, Ltd. (a)	66,415	6,473,470
	Nu Skin Enterprises, Inc., Class A	79,516	5,861,124
			12,334,594
	Pharmaceuticals 0.1%
	Perrigo Co. PLC	8,285	690,472
	Zoetis, Inc.	1,367	114,158
			804,630
	Professional Services 0.7%
	Robert Half International, Inc.	107,019	6,195,330

	Real Estate Management & Development 0.7%
	Jones Lang LaSalle, Inc.	37,557	6,558,954

	Road & Rail 0.0% ‡
	Ryder System, Inc.	3,183	231,691

	Semiconductors & Semiconductor Equipment 3.8%
	Cypress Semiconductor Corp.	176,840	2,999,206
	First Solar, Inc. (a)	88,546	6,284,995
	KLA-Tencor Corp.	55,434	6,042,860
	Lam Research Corp.	25,624	5,205,772
	Maxim Integrated Products, Inc.	62,927	3,789,464
	ON Semiconductor Corp. (a)	272,452	6,664,176
	Qorvo, Inc. (a)	47,080	3,316,786
	Skyworks Solutions, Inc.	19,984	2,003,596
	Teradyne, Inc.	1,910	87,306
			36,394,161
	Software 3.7%
	CA, Inc.	189,342	6,418,694
	Citrix Systems, Inc. (a)	20,024	1,858,227
	Dell Technologies, Inc., Class V (a)	98,410	7,204,596
	Fortinet, Inc. (a)	122,270	6,551,227
	Manhattan Associates, Inc. (a)	66,269	2,775,346
	Nuance Communications, Inc. (a)	334,252	5,264,469
	SS&C Technologies Holdings, Inc.	94,675	5,078,367
	Synopsys, Inc. (a)	2,534	210,930
			35,361,856
	Specialty Retail 3.8%
	AutoZone, Inc. (a)	657	426,189
	Best Buy Co., Inc.	106,299	7,439,867
	Burlington Stores, Inc. (a)	4,066	541,388
	Foot Locker, Inc.	130,821	5,957,589
	Gap, Inc.	190,798	5,952,898
	L Brands, Inc.	48,592	1,856,700
	Michaels Cos., Inc. (a)	7,173	141,380
	Sally Beauty Holdings, Inc. (a)	78,514	1,291,555
	Signet Jewelers, Ltd.	102,903	3,963,824
	Urban Outfitters, Inc. (a)	158,068	5,842,193
	Williams-Sonoma, Inc.	41,383	2,183,367
			35,596,950
	Technology Hardware, Storage & Peripherals 1.3%
	NetApp, Inc.	69,472	4,285,728
¤	Western Digital Corp.	89,904	8,295,442
	Xerox Corp.	7,337	211,159
			12,792,329
	Textiles, Apparel & Luxury Goods 1.8%
	Carter's, Inc.	46,393	4,829,511
	Michael Kors Holdings, Ltd. (a)	102,302	6,350,908
	Ralph Lauren Corp.	31,732	3,547,638
	VF Corp.	31,207	2,313,063
			17,041,120
	Trading Companies & Distributors 2.2%
	Air Lease Corp.	11,581	493,582
	HD Supply Holdings, Inc. (a)	164,592	6,244,620
	United Rentals, Inc. (a)	40,357	6,970,865
	W.W. Grainger, Inc.	25,726	7,261,678
			20,970,745
	Total Common Stocks (Cost $821,164,939)		933,587,749

	Exchange-Traded Funds 1.7%
	SPDR S&P 500 ETF Trust	7,527	1,980,730
¤	SPDR S&P MidCap 400 ETF Trust	40,661	13,895,084
	Total Exchange-Traded Funds (Cost $13,533,327)		15,875,814

		Number of Rights
	Rights 0.0% ‡
	Food & Staples Retailing 0.0% ‡
	Safeway PDC LLC CVR, Expires 1/30/18 (a)(c)(d)(e)	24,754	2

	Total Rights (Cost $1,208)		2
	Total Investments (Cost $834,699,474)	100.0%	949,463,565
	Other Assets, Less Liabilities	0.0 ‡	318,674
	Net Assets	100.0%	$949,782,239

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2018. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2018, the market value of securities loaned was $4,291,885 and the Fund received non-cash collateral in the amount of $4,400,198.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2018, the total market value of fair valued security was $2, which represented less than one-tenth of a percent of the Portfolio's net assets.
(d)	Illiquid security - As of March 31, 2018, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $2, which represented less than one-tenth of a percent of the Portfolio's net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

The following abbreviations are used in the preceding pages:

CVR	—Contingent Value Right
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$933,587,749	$—	$—	$933,587,749
Exchange-Traded Funds	15,875,814	—	—	15,875,814
Rights (b)	—	—	2	2
Total Investments in Securities	$949,463,563	$—	$2	$949,463,565

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $2 is held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2018, a security with a market value of $421 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2017, the fair value obtained for this security utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of March 31, 2018
Rights
Food & Staples Retailing	$25,123	$-	$(2,003)	$(419)	$-	$(23,120)	$421	$-	$2	$(419)

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments  March 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 69.8%
IQ 50 Percent Hedged FTSE Europe ETF (a)	961,304	$18,882,510
IQ 50 Percent Hedged FTSE International ETF (a)	3,623,810	76,281,200
IQ Chaikin U.S. Large Cap ETF (a)	1,483,584	37,193,451
IQ Chaikin U.S. Small Cap ETF	512,174	13,972,107
IQ Global Resources ETF (a)(b)	552,720	15,227,436
MainStay Cushing MLP Premier Fund Class I	674,856	7,382,926
MainStay Epoch Capital Growth Fund Class I (a)(b)	914,994	11,620,425
MainStay Epoch Global Choice Fund Class I (a)	1,470,377	30,730,876
MainStay Epoch International Choice Fund Class I (a)	1,216,599	42,714,776
MainStay Epoch U.S. All Cap Fund Class R6 (a)(b)	1,615,424	45,038,011
MainStay Epoch U.S. Equity Yield Fund Class R6	349,815	5,481,601
MainStay MacKay International Opportunities Fund Class I (a)	5,572,257	51,320,483
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	5,426,174	53,230,768
MainStay MAP Equity Fund Class I (a)	1,205,286	50,079,625
MainStay VP Absolute Return Multi-Strategy Portfolio Initial Class (a)	5,455,127	47,271,951
MainStay VP Cornerstone Growth Portfolio Initial Class	741,224	23,139,980
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	2,421,033	23,422,163
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	1,057,205	15,158,922
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	8,185,945	84,952,079
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	2,151,755	33,420,940
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	2,529,195	32,482,287
MainStay VP International Equity Portfolio Initial Class	383,590	6,649,633
MainStay VP Large Cap Growth Portfolio Initial Class (a)	1,601,186	40,616,913
MainStay VP Mid Cap Core Portfolio Initial Class (a)	3,439,395	52,718,356
MainStay VP S&P 500 Index Portfolio Initial Class	203,930	10,524,201
MainStay VP Small Cap Core Portfolio Initial Class (a)	1,440,642	18,833,548
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	4,278,353	58,882,462
		907,229,630
Fixed Income Funds 30.2%
IQ Enhanced Core Bond U.S. ETF	71,154	1,341,253
IQ Enhanced Core Plus Bond U.S. ETF (a)	2,619,645	50,528,237
IQ S&P High Yield Low Volatility Bond ETF (a)	231,522	5,683,865
MainStay MacKay Short Duration High Yield Fund Class I (a)	2,710,442	26,697,858
MainStay MacKay Total Return Bond Fund Class R6 (a)	294,333	3,055,178
MainStay VP Bond Portfolio Initial Class (a)	12,685,575	178,503,544
MainStay VP Convertible Portfolio Initial Class (a)	1,721,826	23,295,404
MainStay VP Floating Rate Portfolio Initial Class (a)	4,783,502	43,499,864
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,192,583	11,928,047
MainStay VP Indexed Bond Portfolio Initial Class	278,732	2,751,439
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,206,517	10,220,297
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	3,581,112	35,499,324
		393,004,310
Total Affiliated Investment Companies (Cost $1,247,130,120)		1,300,233,940
Total Investments (Cost $1,247,130,120)	100.0%	1,300,233,940
Other Assets, Less Liabilities	0.0 ‡	278,287
Net Assets	100.0%	$1,300,512,227

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$907,229,630	$—	$—	$907,229,630
Fixed Income Funds	393,004,310	—	—	393,004,310
Total Investments in Securities	$1,300,233,940	$—	$—	$1,300,233,940

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.9% †
Equity Funds 88.2%
IQ 50 Percent Hedged FTSE Europe ETF (a)	1,669,343	$32,790,237
IQ 50 Percent Hedged FTSE International ETF (a)	6,277,194	132,134,934
IQ Chaikin U.S. Large Cap ETF (a)	2,688,596	67,403,102
IQ Chaikin U.S. Small Cap ETF (a)	1,526,646	41,646,903
IQ Global Resources ETF (a)(b)	1,326,801	36,553,368
MainStay Cushing MLP Premier Fund Class I	1,200,678	13,135,420
MainStay Epoch Capital Growth Fund Class I (a)(b)	1,585,034	20,129,931
MainStay Epoch Global Choice Fund Class I (a)	2,508,306	52,423,588
MainStay Epoch International Choice Fund Class I (a)	3,174,494	111,456,476
MainStay Epoch U.S. All Cap Fund Class R6 (a)(b)	3,693,405	102,972,124
MainStay Epoch U.S. Equity Yield Fund Class R6	637,590	9,991,040
MainStay MacKay International Opportunities Fund Class I (a)	14,261,162	131,345,305
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	12,514,043	122,762,763
MainStay MAP Equity Fund Class I (a)	2,684,632	111,546,459
MainStay VP Absolute Return Multi-Strategy Portfolio Initial Class (a)	4,473,400	38,764,695
MainStay VP Cornerstone Growth Portfolio Initial Class (a)	1,675,983	52,321,851
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	6,027,251	58,310,347
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	4,488,040	64,352,546
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	16,926,478	175,659,566
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	5,323,469	82,683,840
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	7,858,230	100,922,735
MainStay VP International Equity Portfolio Initial Class (a)	1,669,200	28,936,006
MainStay VP Large Cap Growth Portfolio Initial Class (a)	3,270,136	82,952,757
MainStay VP Mid Cap Core Portfolio Initial Class (a)	9,057,231	138,827,436
MainStay VP S&P 500 Index Portfolio Initial Class	269,565	13,911,395
MainStay VP Small Cap Core Portfolio Initial Class (a)	5,177,148	67,680,993
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	9,707,078	133,597,350
		2,025,213,167
Fixed Income Funds 11.7%
IQ Enhanced Core Plus Bond U.S. ETF (a)	442,799	8,540,796
IQ S&P High Yield Low Volatility Bond ETF (a)	498,780	12,245,049
MainStay MacKay Short Duration High Yield Fund Class I (a)	4,577,278	45,086,190
MainStay MacKay Total Return Bond Fund Class R6	97,662	1,013,733
MainStay VP Bond Portfolio Initial Class	608,902	8,568,088
MainStay VP Convertible Portfolio Initial Class (a)	3,085,142	41,740,356
MainStay VP Floating Rate Portfolio Initial Class (a)	6,688,174	60,820,431
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,236,391	12,366,217
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	2,257,227	19,120,772
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	6,075,786	60,228,853
		269,730,485
Total Affiliated Investment Companies (Cost $2,159,963,048)		2,294,943,652

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $2,651,897 (Collateralized by a United States Treasury Note with a rate of 1.62% and a maturity date of 11/30/20, with a Principal Amount of $2,745,000 and a Market Value of $2,705,291)	$2,651,679	2,651,679
Total Short-Term Investment (Cost $2,651,679)		2,651,679
Total Investments (Cost $2,162,614,727)	100.0%	2,297,595,331
Other Assets, Less Liabilities	(0.0)‡	(910,466)
Net Assets	100.0%	$2,296,684,865

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$2,025,213,167	$—	$—	$2,025,213,167
Fixed Income Funds	269,730,485	—	—	269,730,485
Short-Term Investment
Repurchase Agreement	—	2,651,679	—	2,651,679
Total Investments in Securities	$2,294,943,652	$2,651,679	$—	$2,297,595,331

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP PIMCO Real Return Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 137.6% †
	Asset-Backed Securities 6.9%
	Other Asset-Backed Securities 6.9%
	Atrium CDO Corp. Series 2012-A, Class AR 2.203% (3 Month LIBOR + 0.83%), due 4/22/27 (a)(b)		$300,000	$299,890
	Bayview Koitere Fund Trust Series 2018-RN4, Class A1 3.623%, due 3/28/33 (a)(c)(d)(e)		320,000	320,000
	Black Diamond CLO, Ltd. Series 2015-1A, Class A1R 0.65% (3 Month LIBOR + 0.65%), due 10/3/29 (a)(b)	EUR	260,000	319,766
	Catamaran CLO, Ltd. Series 2013-1A, Class AR 2.363% (3 Month LIBOR + 0.85%), due 1/27/28 (a)(b)		$1,180,000	1,182,731
	CIFC Funding, Ltd. Series 2015-2A, Class AR 2.278% (3 Month LIBOR + 0.78%), due 4/15/27 (a)(b)		1,460,000	1,459,975
	CoreVest American Finance Trust Series 2017-1, Class A 2.968%, due 10/15/49 (a)		98,891	97,045
	Halcyon Loan Advisors Funding, Ltd. Series 2015-1A, Class AR 2.283% (3 Month LIBOR + 0.92%), due 4/20/27 (a)(b)		300,000	300,014
	Jamestown CLO IV, Ltd. Series 2014-4A, Class A1AR 2.049% (3 Month LIBOR + 0.69%), due 7/15/26 (a)(b)		700,000	699,992
	Jamestown CLO VII, Ltd. Series 2015-7A, Class A1R 2.197% (3 Month LIBOR + 0.83%), due 7/25/27 (a)(b)		1,450,000	1,450,052
	Jubilee CDO B.V. Series 2015-16A, Class A1R 0.473% (3 Month LIBOR + 0.80%), due 12/15/29 (a)(b)	EUR	1,660,000	2,043,214
	KVK CLO, Ltd. Series 2013-1A, Class AR 2.259% (3 Month LIBOR + 0.90%), due 1/15/28 (a)(b)		$1,660,000	1,659,643
	Marathon CLO V, Ltd. Series 2013-5A, Class A1R 2.311% (3 Month LIBOR + 0.87%), due 11/21/27 (a)(b)		1,660,000	1,656,527
	MP CLO VII, Ltd. Series 2015-1A, Class A1R 2.37% (3 Month LIBOR + 0.84%), due 4/18/27 (a)(b)		280,000	280,076
	Navient Student Loan Trust Series 2016-7A, Class A 2.771% (1 Month LIBOR + 1.15%), due 3/25/66 (a)(b)		500,540	508,687
	OCP CLO, Ltd. (a)(b)
	Series 2015-9A, Class A1R 2.159% (3 Month LIBOR + 0.80%), due 7/15/27		300,000	300,152
	Series 2015-10A, Class A1R 2.191% (3 Month LIBOR + 0.82%), due 10/26/27		1,660,000	1,659,985
	RASC Trust (b)
	Series 2006-KS6, Class A4 1.871% (1 Month LIBOR + 0.25%), due 8/25/36		554,886	549,045
	Series 2005-KS8, Class M4 2.506% (1 Month LIBOR + 0.59%), due 8/25/35		600,000	603,621
	SLM Student Loan Trust
	Series 2013-B, Class A2A 1.85%, due 6/17/30 (a)		292,670	290,605
	Series 2004-2, Class A5 1.917% (3 Month EURIBOR + 0.18%), due 1/25/24 (b)	EUR	309,385	380,881
	Series 2004-3A, Class A6B 2.295% (3 Month LIBOR + 0.55%), due 10/25/64 (a)(b)		500,000	495,662
	Series 2003-5, Class A5, Series Reg S 3.838% (3 Month EURIBOR + 0.27%), due 6/17/24 (b)	EUR	79,749	98,141
	Series 2011-B, Class A3 4.027% (1 Month LIBOR + 2.25%), due 6/16/42 (a)(b)		190,000	197,066
	Sofi Professional Loan Program LLC Series 2017-F, Class A1FX 2.05%, due 1/25/41 (a)		625,666	620,796
	Sound Point CLO VIII, Ltd. Series 2015-1A, Class AR 2.582% (3 Month LIBOR + 0.86%), due 4/15/27 (a)(b)		800,000	800,010
	Symphony CLO VIII , Ltd. Series 2012-8A, Class AR 2.45% (3 Month LIBOR + 1.10%), due 1/9/23 (a)(b)		240,514	240,536
	Venture XX CLO, Ltd. Series 2015-20A, Class AR 2.179% (3 Month LIBOR + 0.82%), due 4/15/27 (a)(b)		970,000	969,984
	Venture XXI CLO, Ltd. Series 2015-21A, Class AR 2.239% (3 Month LIBOR + 0.88%), due 7/15/27 (a)(b)		400,000	399,997
	Vericrest Opportunity Loan Trust (a)(d)
	Series 2017-NPL2, Class A1 3.50%, due 3/25/47		71,513	71,378
	Series 2015-NPL8, Class A1 3.50%, due 6/26/45		767,431	767,575
	Series 2015-NP14, Class A1 4.375%, due 11/27/45		110,115	110,114
	Vibrant CLO II, Ltd. Series 2013-2A, Class A1BR 2.265% (3 Month LIBOR + 0.90%), due 7/24/24 (a)(b)		674,185	674,286
	Voya CLO, Ltd. Series 2014-3A, Class A1R 2.236% (3 Month LIBOR + 0.72%), due 7/25/26 (a)(b)		700,000	699,994
	Z Capital Credit Partners CLO, Ltd. Series 2015-1A, Class A1R 2.672% (3 Month LIBOR + 0.95%), due 7/16/27 (a)(b)		570,000	569,964
				22,777,404
	Total Asset-Backed Securities (Cost $22,578,203)			22,777,404

	Corporate Bonds 7.0%
	Agriculture 0.2%
	BAT Capital Corp. 2.423%, due 8/14/20 (a)(f)		500,000	501,568

	Auto Manufacturers 0.1%
	American Honda Finance Corp. 2.137% (3 Month LIBOR + 0.35%), due 11/5/21 (b)		190,000	190,139

	Banks 2.8%
	Bank of America Corp. 5.875%, due 3/15/28 (g)(h)		190,000	191,199
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22		300,000	302,096
	Deutsche Bank A.G. 4.25%, due 10/14/21		1,400,000	1,421,982
	Goldman Sachs Group, Inc.
	2.876%, due 10/31/22 (g)		500,000	489,466
	3.325% (3 Month LIBOR + 1.20%), due 9/15/20 (b)		1,300,000	1,320,526
	ING Bank N.V. 2.625%, due 12/5/22 (a)		400,000	391,819
	Intesa Sanpaolo S.p.A. 6.50%, due 2/24/21 (a)		400,000	430,355
	Lloyds Banking Group PLC (h)
	Series Reg S 6.375% (EUR 5 Year Interest Swap Rate + 5.29%), due 6/27/20	EUR	200,000	265,477
	Series Reg S 7.00% (GBP 5 Year swap rate + 5.06%), due 6/27/19 (b)	GBP	200,000	293,659
	Macquarie Bank, Ltd. 2.047% (3 Month LIBOR + 0.35%), due 4/4/19 (a)(b)		$600,000	600,456
	Nykredit Realkredit A/S Series Reg S 2.50%, due 10/1/47	DKK	16,748	2,880
	Realkredit Danmark A/S
	1.00%, due 4/1/18		500,000	82,527
	2.50%, due 7/1/47		94,470	16,236
	Royal Bank of Scotland PLC Series Reg S 6.934%, due 4/9/18	EUR	400,000	492,666
	State Bank of India Series Reg S 2.654% (3 Month LIBOR + 0.95%), due 4/6/20 (b)		$700,000	700,280
	Toronto-Dominion Bank 2.25%, due 3/15/21 (a)		600,000	589,261
	UBS A.G. (a)(b)
	2.355% (3 Month LIBOR + 0.32%), due 12/7/18		800,000	800,550
	2.627% (3 Month LIBOR + 0.58%), due 6/8/20		800,000	802,911
				9,194,346
	Diversified Financial Services 1.3%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20		100,000	102,933
¤	Ally Financial, Inc. 3.60%, due 5/21/18		3,900,000	3,900,000
	BRFkredit A/S 2.50%, due 10/1/47	DKK	57,406	9,873
	International Lease Finance Corp. 6.25%, due 5/15/19		$100,000	103,432
	Navient Corp. 5.50%, due 1/15/19		300,000	303,300
	Nordea Kredit Realkreditaktieselskab 2.50%, due 10/1/47	DKK	18,786	3,231
				4,422,769
	Electric 0.3%
	NextEra Energy Capital Holdings, Inc. 2.372% (3 Month LIBOR + 0.315%), due 9/3/19 (b)		$560,000	559,881
	Southern Power Co. 2.752% (3 Month LIBOR + 0.55%), due 12/20/20 (a)(b)		300,000	300,355
				860,236
	Gas 0.1%
	Sempra Energy 2.575% (3 Month LIBOR + 0.45%), due 3/15/21 (b)		200,000	200,582

	Home Builders 0.3%
	D.R. Horton, Inc. 4.00%, due 2/15/20		900,000	915,213

	Machinery - Diversified 0.3%
	John Deere Capital Corp. 2.538% (3 Month LIBOR + 0.29%), due 6/22/20		1,100,000	1,100,731

	Miscellaneous - Manufacturing 0.2%
	Textron, Inc. 2.361% (3 Month LIBOR + 0.55%), due 11/10/20 (b)		580,000	579,374

	Oil & Gas 0.3%
	Gazprom OAO Via Gaz Capital S.A. Series Reg S 4.625%, due 10/15/18	EUR	120,000	150,788
	Petrobras Global Finance B.V.
	5.999%, due 1/27/28 (a)		$116,000	114,840
	6.125%, due 1/17/22		600,000	640,200
	6.625%, due 1/16/34		100,000	149,160
	8.375%, due 12/10/18		100,000	103,401
				1,158,389
	Pipelines 0.5%
	Enbridge, Inc.
	2.108%, due 1/10/20 (f)		600,000	598,758
	2.825% (3 Month LIBOR + 0.70%), due 6/15/20 (b)		800,000	803,061
	Spectra Energy Partners, L.P. 2.725% (3 Month LIBOR + 0.70%), due 6/5/20 (b)		200,000	201,337
				1,603,156
	Real Estate Investment Trusts 0.2%
	Unibail-Rodamco SE Series Reg S 2.492% (3 Month LIBOR + 0.77%), due 4/16/19 (b)		700,000	702,493

	Software 0.0% ‡
	VMware, Inc. 2.95%, due 8/21/22		100,000	95,835

	Telecommunications 0.4%
	AT&T, Inc.
	2.672% (3 Month LIBOR + 0.95%), due 7/15/21 (b)		1,000,000	1,010,584
	5.15%, due 2/14/50		300,000	303,051
	5.30%, due 8/14/58		100,000	100,836
				1,414,471
	Total Corporate Bonds (Cost $22,821,640)			22,939,302

	Foreign Government Bonds 8.0%
	Argentina 0.6%
	Argentina Bocon 22.844%, due 10/4/22 (f)	ARS	100,000	8,220
	Argentina Bonar Bonds 24.949% (BADLARPP Index + 2.00%), due 4/3/22 (b)		2,684,000	136,646
	Argentina POM Politica Monetaria 27.25%, due 6/21/20 (f)		13,583,000	722,565
	Argentine Republic Government International Bond
	5.875%, due 1/11/28		$400,000	376,200
	6.875%, due 1/26/27		900,000	917,550
				2,161,181
	Australia 0.5%
	Australia Government Bond Series Reg S 3.00%, due 9/20/25	AUD	1,450,000	1,570,088

	Canada 0.3%
	Canadian Government Real Return Bond 4.25%, due 12/1/26	CAD	899,538	930,636

	Cyprus 0.2%
	Cyprus Government International Bond
	Series Reg S 2.75%, due 6/27/24	EUR	50,000	65,873
	Series Reg S 3.75%, due 7/26/23		140,000	193,244
	Series Reg S 3.875%, due 5/6/22		110,000	151,623
	Series Reg S 4.25%, due 11/4/25		120,000	172,386
				583,126
	France 0.6%
	French Republic Government Bond OAT
	Series Reg S 0.10%, due 3/1/25		1,068,921	1,416,680
	Series Reg S 0.25%, due 7/25/24		494,789	670,196
				2,086,876
	Germany 0.1%
	Bundesobligation Series Reg S 0.25%, due 4/13/18		200,000	246,126

	Italy 1.1%
	Italy Buoni Ordinari del Tesoro BOT (zero coupon), due 4/13/18		600,000	738,375
¤	Italy Buoni Poliennali Del Tesoro
	0.10%, due 5/15/23		939,173	1,193,278
	0.25%, due 5/15/18		700,000	861,909
	Series Reg S 2.35%, due 9/15/24 (a)		581,269	834,450
				3,628,012
	Japan 1.1%
	Development Bank of Japan, Inc. 2.125%, due 9/1/22 (a)		$300,000	289,487
	Japan Bank for International Cooperation 2.375%, due 7/21/22		200,000	195,359
¤	Japanese Government CPI Linked Bond
	0.10%, due 3/10/24	JPY	41,240,000	406,024
	0.10%, due 3/10/27		281,954,400	2,814,377
				3,705,247
	New Zealand 0.8%
¤	New Zealand Government Bond
	Series Reg S 2.00%, due 9/20/25	NZD	1,800,000	1,436,904
	Series Reg S 2.50%, due 9/20/35		800,000	651,292
	Series Reg S 3.00%, due 9/20/30		500,000	433,952
				2,522,148
	Nigeria 0.1%
	Nigeria Government International Bond 15.699%, due 11/22/18	NGN	109,100,000	275,817

	Peru 0.3%
	Peru Government Bond Series Reg S 6.15%, due 8/12/32 (a)	PEN	2,600,000	885,495

	Spain 0.2%
	Autonomous Community of Catalonia 4.95%, due 2/11/20	EUR	500,000	658,256

	United Kingdom 2.1%
	United Kingdom Gilt Series Reg S 4.25%, due 12/7/27	GBP	300,000	531,236
¤	United Kingdom Gilt Inflation Linked
	Series Reg S 0.125%, due 3/22/26		3,251,989	5,282,759
	Series Reg S 0.125%, due 11/22/56		59,407	162,613
	Series Reg S 0.125%, due 11/22/65		127,205	413,602
	1.875%, due 11/22/22		308,743	515,510
				6,905,720
	Total Foreign Government Bonds (Cost $25,847,468)			26,158,728

	Mortgage-Backed Securities 3.4%
	Agency (Collateralized Mortgage Obligations) 0.4%
	Federal Home Loan Mortgage Corporation Remics (Collateralized Mortgage Obligations) Series 4779, Class WF 2.136% (1 Month LIBOR + 0.35%), due 7/15/44 (b)		$660,000	658,278
	Federal Home Loan Mortgage Corporation Strips Series 278, Class F1 2.227% (1 Month LIBOR + 0.45%), due 9/15/42 (b)		740,313	745,394
				1,403,672
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.3%
	CGGS Commercial Mortgage Trust Series 2018-WSS, Class A 2.65%, due 2/15/37 (a)(e)(f)		1,000,000	1,000,671

	Whole Loan (Collateralized Mortgage Obligations) 2.7%
	BCAP LLC Trust Series 2011-RR5, Class 5A1 5.25%, due 8/26/37 (a)(f)		1,563,140	1,601,306
	Eurosail-UK PLC (b)
	Series 2007-3X, Class A3A, Reg S 1.47% (3 Month LIBOR + 0.95%), due 6/13/45	GBP	248,645	346,297
	Series 2007-3A, Class A3C 1.554% (3 Month LIBOR + 0.95%), due 6/13/45 (a)		66,297	92,334
	Series 2007-3X, Class A3C, Reg S 1.554% (3 Month LIBOR + 0.95%), due 6/13/45		66,297	92,334
	IndyMac Index Mortgage Loan Trust Series 2005-AR14, Class 1A1A 1.901% (1 Month LIBOR + 0.28%), due 7/25/35 (b)		$1,455,372	1,263,192
	Merrill Lynch Mortgage Investors Trust Series 2005-A4, Class 1A 3.625%, due 7/25/35 (f)(i)		352,392	295,855
	Onslow Bay Financial LLC Series 2018-1, Class A2 2.527% (1 Month LIBOR + 0.65%), due 6/25/57 (a)(b)(e)		170,000	170,109
¤	Paragon Mortgages No.13 PLC Series 13X, Class A1, Reg S 0.761% (3 Month LIBOR + 0.24%), due 1/15/39 (b)	GBP	2,280,579	3,085,615
	Trinity Square PLC Series 2015-1A, Class A 1.671% (3 Month LIBOR + 1.15%), due 7/15/51 (a)(b)		824,262	1,168,930
	Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1, Class A2A 1.781% (1 Month LIBOR + 0.16%), due 2/25/37 (b)		$888,596	713,782
				8,829,754
	Total Mortgage-Backed Securities (Cost $11,227,742)			11,234,097

	Municipal Bonds 0.0%‡
	Texas 0.0% ‡
	South Carolina Student Loan Corp. Series A-3 2.146% (3 Month LIBOR + 0.14%), due 12/1/23 (b)		109,524	109,096

	Total Municipal Bonds (Cost $109,419)			109,096

	U.S. Government & Federal Agencies 112.3%
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 9.7%
	2.401% (12 Month Monthly Treasury Average Index + 1.20%), due 6/1/43 (b)(j)		411,809	418,378
	3.00%, due 5/14/48 TBA (k)		3,300,000	3,214,464
	3.50%, due 5/14/48 TBA (k)		15,520,000	15,529,115
	3.50%, due 6/13/48 TBA (k)		11,700,000	11,688,816
	3.551% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34 (b)(j)		537,618	570,695
	4.255% (11th District Cost of Funds Index + 1.926%), due 12/1/36 (b)(j)		492,594	519,266
				31,940,734
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.1%
	Series 2017-H10, Class FB 2.55%, due 4/20/67 (b)		390,798	403,204

¤	United States Treasury Notes 3.9%
	1.875%, due 2/28/22 (j)		4,100,000	4,004,227
	1.875%, due 7/31/22 (j)		3,300,000	3,211,442
	2.125%, due 12/31/22		2,000,000	1,961,484
	2.25%, due 11/15/24		300,000	292,160
	2.25%, due 12/31/24		2,400,000	2,336,156
	2.50%, due 5/15/24 (j)		1,100,000	1,090,805
				12,896,274
¤	United States Treasury Inflation - Indexed Bond 40.8%
	0.375%, due 7/15/25 (j)		7,554,594	7,459,131
	0.625%, due 2/15/43 (j)		1,875,563	1,768,136
	0.75%, due 2/15/42 (j)		3,761,887	3,663,451
	0.75%, due 2/15/45 (j)		2,841,507	2,739,685
	0.875%, due 2/15/47 (j)		11,563,046	11,478,340
	1.00%, due 2/15/46 (j)		4,570,627	4,681,084
	1.00%, due 2/15/48		1,772,785	1,818,670
	1.375%, due 7/15/18 (j)		344,775	348,245
	1.375%, due 2/15/44 (j)		14,755,873	16,407,995
	1.75%, due 1/15/28 (j)		16,148,527	17,753,974
	2.00%, due 1/15/26 (j)		10,785,580	11,909,804
	2.125%, due 2/15/40 (j)		2,946,736	3,719,194
	2.125%, due 2/15/41 (j)		1,595,641	2,025,762
	2.375%, due 1/15/25 (j)		19,878,869	22,260,600
	2.375%, due 1/15/27 (j)		958,534	1,098,170
	2.50%, due 1/15/29 (j)		12,940,928	15,328,855
	3.375%, due 4/15/32 (j)		1,308,230	1,760,817
	3.625%, due 4/15/28 (j)		3,159,458	4,050,415
	3.875%, due 4/15/29 (j)		2,933,595	3,904,431
				134,176,759
¤	United States Treasury Inflation - Indexed Notes 57.8%
	0.125%, due 4/15/19 (j)		7,837,038	7,831,192
	0.125%, due 4/15/20 (j)		24,510,360	24,414,921
	0.125%, due 4/15/21 (j)		31,780,606	31,509,974
	0.125%, due 1/15/22 (j)		2,704,502	2,675,739
	0.125%, due 4/15/22 (j)		1,619,239	1,596,414
	0.125%, due 7/15/22 (j)		7,743,059	7,665,622
	0.125%, due 1/15/23 (j)		10,530,457	10,355,119
	0.125%, due 7/15/24 (j)		11,646,760	11,378,820
	0.125%, due 7/15/26 (j)		2,925,909	2,811,959
	0.25%, due 1/15/25 (j)		13,731,041	13,428,670
	0.375%, due 7/15/23 (j)		17,732,561	17,675,226
	0.375%, due 1/15/27 (j)(l)		523,224	509,919
	0.50%, due 1/15/28		7,453,375	7,320,120
	0.625%, due 7/15/21 (j)		659,736	667,746
	0.625%, due 1/15/24 (j)		12,926,941	12,995,707
	0.625%, due 1/15/26 (j)		20,807,451	20,804,364
	1.25%, due 7/15/20 (j)		1,249,996	1,283,285
	1.375%, due 1/15/20 (j)		4,584,120	4,682,679
	1.875%, due 7/15/19 (j)		10,446,030	10,726,610
				190,334,086
	Total U.S. Government & Federal Agencies (Cost $374,801,190)			369,751,057
	Total Long-Term Bonds (Cost $457,385,662)			452,969,684

	Short-Term Investments 32.8%
	Foreign Government Bonds 9.4%
	Argentina Treasury Bills
	(zero coupon), due 4/13/18	ARS	1,400,000	68,985
	(zero coupon), due 5/24/18		100,000	99,569
	(zero coupon), due 6/15/18		100,000	4,744
	(zero coupon), due 6/15/18		$19,000	18,882
	(zero coupon), due 6/29/18		62,000	61,537
	(zero coupon), due 7/13/18		200,000	198,265
	(zero coupon), due 9/14/18	ARS	1,800,000	80,305
	(zero coupon), due 9/28/18		$200,000	196,913
	(zero coupon), due 10/12/18		100,000	98,322
	(zero coupon), due 10/26/18		100,000	98,199
	(zero coupon), due 11/16/18		269,000	263,681
	Brazil Letras do Tesouro Nacional (zero coupon), due 7/1/18	BRL	38,720,000	11,551,202
	Hellenic Republic Treasury Bills (zero coupon), due 8/31/18	EUR	1,270,000	1,555,592
	Japan Treasury Discount Bills
	(zero coupon), due 4/5/18	JPY	277,400,000	2,607,041
	(zero coupon), due 5/1/18		600,000,000	5,639,543
	(zero coupon), due 5/14/18		190,000,000	1,785,957
	(zero coupon), due 5/21/18		623,400,000	5,860,047
	Nigeria Treasury Bills (zero coupon), due 11/29/18	NGN	95,200,000	240,028
	United Kingdom Treasury Bills (zero coupon), due 4/3/18	GBP	400,000	561,200
	Total Foreign Government Bonds (Cost $31,267,963)			30,990,012
	Repurchase Agreements 20.8%
	BNP Paribas Securities Corp. 2.00%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $38,008,444 (Collateralized by a United States Treasury Inflation Protected Note with a rate of 0.625% and a maturity date of 1/15/24, with a Principal Amount of $38,589,078 and a Market Value of $38,805,663)		38,000,000	38,000,000
	Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $53,837,936 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 11/30/20, with a Principal Amount of $55,720,000 and a Market Value of $54,913,954)		329,656	329,656
	Merrill Lynch Pierce Fenner & Smith 1.75%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $30,005,833 (Collateralized by a United States Treasury Bond with a rate of 3.00% and a maturity date of 11/15/44, with a Principal Amount of $30,610,000 and a Market Value of $30,820,444)		30,000,000	30,000,000
	Total Repurchase Agreements (Cost $68,329,656)			68,329,656
	Short Term Instruments 2.6%
	Barclays Bank PLC
	1.94%, due 9/4/18		1,200,000	1,197,274
	2.355% (3 Month LIBOR + 0.47%), due 5/17/18 (b)		900,000	900,000
	Toronto Dominion Bank
	1.486%, due 4/20/18	CAD	3,400,000	2,636,995
	1.488%, due 4/18/18		4,800,000	3,723,117
	Total Short Term Instruments (Cost $8,363,168)			8,457,386
	Total Short-Term Investments (Cost $107,960,787)			107,777,054
	Total Investments, Before Investments Sold Short (Cost $565,346,449)		170.4%	560,746,738

	Investments Sold Short (17.5%)
	Reverse Repurchase Agreements (16.8%)
	J.P. Morgan Securities LLC 1.70%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $(6,077,148) (Collateralized by a United States Treasury Inflation Protected Note with a rate of 0.50% and a maturity date of 1/15/28, with a Principal Amount of $6,226,908 and a Market Value of $6,117,891)		$(6,076,000)	(6,076,000)
	Merrill Lynch Pierce Fenner & Smith 1.70%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $(49,214,344) (Collateralized by a United States Treasury Inflation Protected Note with rates between 0.125% and 2.375% maturity dates between 4/15/20 and 1/15/26, with a Principal Amount of $74,882,351 and a Market Value of $77,115,621)		(49,205,050)	(49,205,050)
	Total Reverse Repurchase Agreements (Proceeds $55,281,050)			(55,281,050)

	U.S. Government Security Sold Short (0.7%)
	United States Treasury Notes 2.25%, due 12/31/24		(2,400,000)	(2,336,156)
	Total U.S. Government Security Sold Short (Proceeds $2,370,750)			(2,336,156)
	Total Investments Sold Short (Proceeds $57,651,800)			(57,617,206)
	Total Investments, Net of Investments Sold Short (Cost $507,694,649)		152.9%	503,129,532
	Other Assets, Less Liabilities		(52.9)	(174,017,766)
	Net Assets		100.0%	$329,111,766

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2018.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Step coupon - Rate shown was the rate in effect as of March 31, 2018.
(e)	Illiquid security - As of March 31, 2018, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $1,490,780, which represented 0.5% of the Portfolio's net assets.
(f)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(g)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2018.
(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2018.
(j)	Delayed delivery security.
(k)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2018, the total net market value of these securities was $30,432,395, which represented 9.2% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(l)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for open reverse repurchase agreements.

As of March 31, 2018, the Portfolio held the following foreign currency forward contracts1:

Foreign Currency Buy Contracts	Settlement Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Argentine Peso vs. U.S. Dollar	4/5/18	Bank of America N.A.	ARS	6,181,500	$302,570	$4,301
Argentine Peso vs. U.S. Dollar	5/2/18	Bank of America N.A.		6,181,500	301,610	934
Argentine Peso vs. U.S. Dollar	5/16/18	JPMorgan Chase Bank N.A.		1,273,000	62,709	(855)
Argentine Peso vs. U.S. Dollar	5/23/18	Bank of America N.A.		5,295,220	252,364	3,998
Brazilian Real vs. U.S. Dollar	4/3/18	Credit Suisse International	BRL	5,258,445	1,595,886	(3,118)
Brazilian Real vs. U.S. Dollar	4/3/18	JPMorgan Chase Bank N.A.		5,258,445	1,582,059	10,710
Brazilian Real vs. U.S. Dollar	7/3/18	JPMorgan Chase Bank N.A.		5,200,000	1,610,156	(47,562)
Colombian Peso vs. U.S. Dollar	7/17/18	JPMorgan Chase Bank N.A.	COP	2,310,140,000	806,740	16,672
Euro vs. U.S. Dollar	4/4/18	Credit Suisse International	EUR	8,499,000	10,526,012	(68,420)
Euro vs. U.S. Dollar	4/4/18	JPMorgan Chase Bank N.A.		700,000	867,710	(6,395)
Indian Rupee vs. U.S. Dollar	6/20/18	JPMorgan Chase Bank N.A.	INR	59,912,284	909,139	1,084
Indonesian Rupiah vs. U.S. Dollar	6/20/18	JPMorgan Chase Bank N.A.	IDR	6,681,018,400	486,069	(3,855)
Japanese Yen vs. U.S. Dollar	4/4/18	Bank of America N.A.	JPY	260,100,000	2,478,241	(33,653)
Mexican Peso vs. U.S. Dollar	5/10/18	Bank of America N.A.	MXN	3,903,781	208,736	4,774
Pound Sterling vs. U.S. Dollar	4/4/18	Bank of America N.A.	GBP	9,532,000	13,461,660	(88,257)
Pound Sterling vs. U.S. Dollar	4/4/18	Credit Suisse International		903,000	1,259,921	6,989
Pound Sterling vs. U.S. Dollar	4/4/18	JPMorgan Chase Bank N.A.		1,497,000	2,078,646	21,646
Russian Ruble vs. U.S. Dollar	4/18/18	Bank of America N.A.	RUB	45,988,920	790,493	10,918
Russian Ruble vs. U.S. Dollar	5/25/18	Credit Suisse International		19,133,455	337,808	(5,762)
South African Rand vs. U.S. Dollar	5/8/18	Bank of America N.A.	ZAR	4,458,000	368,854	5,905

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Argentine Peso vs. U.S. Dollar	4/5/18	Bank of America N.A.	ARS	6,181,500	305,410	(1,461)
Australian Dollar vs. U.S. Dollar	4/4/18	JPMorgan Chase Bank N.A.	AUD	3,516,000	2,718,964	18,501
Brazilian Real vs. U.S. Dollar	4/3/18	Credit Suisse International	BRL	5,258,445	1,582,058	(10,710)
Brazilian Real vs. U.S. Dollar	4/3/18	JPMorgan Chase Bank N.A.		5,258,445	1,608,875	16,106
Brazilian Real vs. U.S. Dollar	5/3/18	Credit Suisse International		5,258,445	1,591,238	2,320
Brazilian Real vs. U.S. Dollar	7/3/18	Bank of America N.A.		2,300,000	678,266	(12,881)
Brazilian Real vs. U.S. Dollar	7/3/18	JPMorgan Chase Bank N.A.		36,420,000	11,073,110	128,944
Canadian Dollar vs. U.S. Dollar	4/4/18	JPMorgan Chase Bank N.A.	CAD	2,777,000	2,161,038	5,481
Canadian Dollar vs. U.S. Dollar	4/18/18	Bank of America N.A.		4,800,000	3,674,261	(52,611)
Canadian Dollar vs. U.S. Dollar	4/20/18	Bank of America N.A.		3,400,000	2,602,699	(37,272)
Danish Krone vs. U.S. Dollar	4/3/18	Bank of America N.A.	DKK	505,000	77,440	(5,913)
Euro vs. U.S. Dollar	4/4/18	Bank of America N.A.	EUR	10,160,000	12,563,319	61,950
Euro vs. U.S. Dollar	4/13/18	Bank of America N.A.		600,000	741,799	3,064
Euro vs. U.S. Dollar	4/13/18	JPMorgan Chase Bank N.A.		200,000	247,797	1,552
Euro vs. U.S. Dollar	5/3/18	Credit Suisse International		8,499,000	10,547,811	68,618
Euro vs. U.S. Dollar	5/15/18	Bank of America N.A.		700,000	864,294	461
Euro vs. U.S. Dollar	8/31/18	Bank of America N.A.		880,000	1,088,826	(6,391)
Euro vs. U.S. Dollar	8/31/18	JPMorgan Chase Bank N.A.		390,000	484,861	(519)
Japanese Yen vs. U.S. Dollar	4/4/18	JPMorgan Chase Bank N.A.	JPY	260,100,000	2,435,996	(8,592)
Japanese Yen vs. U.S. Dollar	4/5/18	Bank of America N.A.		277,400,000	2,618,028	10,680
Japanese Yen vs. U.S. Dollar	4/24/18	JPMorgan Chase Bank N.A.		600,000,000	5,531,662	(113,885)
Japanese Yen vs. U.S. Dollar	5/2/18	Bank of America N.A.		260,100,000	2,482,782	34,389
Japanese Yen vs. U.S. Dollar	5/14/18	JPMorgan Chase Bank N.A.		190,000,000	1,742,363	(47,559)
Japanese Yen vs. U.S. Dollar	5/21/18	Bank of America N.A.		560,000,000	5,286,660	8,381
Japanese Yen vs. U.S. Dollar	5/21/18	JPMorgan Chase Bank N.A.		63,400,000	595,636	(1,941)
New Zealand Dollar vs. U.S. Dollar	4/4/18	JPMorgan Chase Bank N.A.	NZD	3,358,000	2,422,996	(3,830)
Nigerian Naira vs. U.S. Dollar	11/23/18	JPMorgan Chase Bank N.A.	NGN	102,780,383	272,750	7,382
Nigerian Naira vs. U.S. Dollar	11/29/18	JPMorgan Chase Bank N.A.		89,369,000	238,000	7,863
Peruvian Sol vs. U.S. Dollar	5/21/18	Credit Suisse International	PEN	2,932,992	894,669	(13,031)
Pound Sterling vs. U.S. Dollar	4/3/18	JPMorgan Chase Bank N.A.	GBP	400,000	556,411	(4,789)
Pound Sterling vs. U.S. Dollar	4/4/18	JPMorgan Chase Bank N.A.		11,932,000	16,581,457	(159,148)
Pound Sterling vs. U.S. Dollar	5/3/18	Bank of America N.A.		9,150,000	12,951,020	97,734
Russian Ruble vs. U.S. Dollar	5/25/18	Bank of America N.A.	RUB	47,544,000	828,098	3,009
Russian Ruble vs. U.S. Dollar	6/7/18	Credit Suisse International		17,886,150	313,103	3,154
South African Rand vs. U.S. Dollar	5/8/18	Bank of America N.A.	ZAR	4,381,141	362,000	(6,298)
South Korean Won vs. U.S. Dollar	6/20/18	JPMorgan Chase Bank N.A.	KRW	707,752,980	662,058	(3,754)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(180,942)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

As of March 31, 2018, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year Australia Government Bond	(7)	June 2018	$(684,082)	$(696,866)	$(12,784)
10-Year Japan Government Bond	(10)	June 2018	(14,162,600)	(14,169,447)	(6,847)
10-Year United States Treasury Note	25	June 2018	3,004,189	3,028,516	24,326
5-Year United States Treasury Note	17	June 2018	1,935,607	1,945,836	10,229
Euro BOBL	(6)	June 2018	(962,907)	(968,979)	(6,072)
Euro Bund	18	June 2018	3,483,695	3,531,071	47,376
Euro-BTP	(5)	June 2018	(836,872)	(853,871)	(16,998)
Euro-OAT	(45)	June 2018	(8,385,861)	(8,559,685)	(173,824)
Short Euro-BTP	(9)	June 2018	(1,246,251)	(1,248,931)	(2,680)
UK Long Gilt	(76)	June 2018	(12,864,997)	(13,096,058)	(231,061)
United States Treasury Bond Ultra Long	(1)	June 2018	(155,202)	(160,469)	(5,267)
United States Treasury Long Bond	(51)	June 2018	(7,293,072)	(7,477,875)	(184,803)
			$(38,168,352)	$(38,726,757)	$(558,406)

1.	As of March 31, 2018, cash in the amount of $653,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2018.

Written Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Cap-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U), American Style-Call	JPMorgan Chase Bank N.A.	234.781	Maximum of [0, Final Index/Initial Index –(1 + 4.000%)10]	05/16/2024	(300,000)	$(300,000)	$(2,085)	$(70)
Floor-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U), American Style-Put	JPMorgan Chase Bank N.A.	238.643	Maximum of [0, Final Index/Initial Index]	10/02/2020	(1,900,000)	(1,900,000)	(35,068)	(4,304)
							(37,153)	(4,374)

Written Options on Futures Contracts

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Call-10-Year United States Treasury Note	Morgan Stanley & Co., LLC	$121.50	04/20/2018	(38)	(38,000)	$(7,733)	$(11,875)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	99.875	05/07/2018	(3,700,000)	(3,700,000)	(16,910)	(21,591)
Call-United States Treasury Bond	Morgan Stanley & Co., LLC	145.00	04/20/2018	(11)	(11,000)	(11,799)	(22,859)
						(36,442)	(56,326)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premium Paid (Received)	Market Value
Put-10-Year United States Treasury Note	Morgan Stanley & Co., LLC	$120.00	04/20/2018	(38)		(38,000)	$(10,600)	$(3,563)
Put-Euro BOBL	Morgan Stanley & Co., LLC	130.00	05/25/2018	(19)	EUR	(1,900,000)	(7,615)	(1,052)
Put-Euro BOBL	Morgan Stanley & Co., LLC	129.00	05/25/2018	(18)		(1,800,000)	(6,921)	(221)
Put-United States Treasury Bond	Morgan Stanley & Co., LLC	143.00	04/20/2018	(8)		(8,000)	(6,991)	(1,000)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	98.875	05/07/2018	(3,700,000)		(3,700,000)	(18,211)	(4,277)
							(50,338)	(10,113)

Written Swaptions

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Put-Markit CDX North American Investment Grade Series 29	Credit Suisse International	$0.80	05/16/2018	(1,000,000)	(1,000,000)	$(1,375)	$(525)
Put-Markit CDX North American Investment Grade Series 30	Merrill Lynch	0.90	06/20/2018	(1,100,000)	(1,100,000)	(1,210)	(1,275)
Put-Markit CDX North American Investment Grade Series 30	Merrill Lynch	0.85	05/16/2018	(1,100,000)	(1,100,000)	(1,001)	(790)
						(3,586)	(2,590)

Swap Contracts

As of March 31, 2018, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
2,500,000	USD	6/15/2018	3-Month USD-LIBOR	Fixed 1.25%	Quarterly/ Semi-Annually	$(120)	$(4,918)	$(4,798)
8,200,000	USD	6/20/2020	Fixed 1.75%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	160,516	140,240	(20,276)
18,400,000	MXN	7/7/2021	MXN TIIE	Fixed 5.61%	Monthly/ Monthly	(34,597)	(53,631)	(19,034)
1,000,000	EUR	9/19/2021	12-Month Euro OverNight Index Average	Fixed 0.05%	Annually/ Annually	(1,026)	1,869	2,895
7,200,000	MXN	11/10/2021	MXN TIIE	Fixed 7.03%	Monthly/ Monthly	(464)	(4,605)	(4,141)
2,200,000	MXN	11/17/2021	MXN TIIE	Fixed 7.388%	Monthly/ Monthly	—	(8)	(8)
7,700,000	USD	12/16/2022	3-Month USD-LIBOR	Fixed 2.25%	Quarterly/ Semi-Annually	14,031	(151,455)	(165,486)
8,500,000	USD	12/20/2022	3-Month USD-LIBOR	Fixed 2.25%	Quarterly/ Semi-Annually	10,097	(168,637)	(178,734)
4,300,000	USD	6/20/2023	3-Month USD-LIBOR	Fixed 2.00%	Quarterly/ Semi-Annually	(163,462)	(145,567)	17,895
900,000	USD	12/19/2023	3-Month USD-LIBOR	Fixed 2.50%	Quarterly/ Semi-Annually	(5,640)	(11,069)	(5,429)
14,900,000	MXN	6/5/2024	MXN TIIE	Fixed 7.20%	Monthly/ Monthly	140	(9,855)	(9,995)
6,200,000	USD	7/27/2026	Fixed 2.00%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	162,393	219,557	57,164
6,400,000	USD	12/7/2026	Fixed 2.40%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	38,480	116,546	78,066
4,650,000	USD	12/21/2026	Fixed 1.75%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(102,416)	366,961	469,377
350,000	USD	9/15/2027	Fixed 2.50%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	3,770	5,779	2,009
420,000,000	JPY	9/20/2027	Fixed 0.30%	6-Month JPY-LIBOR	Semi-Annually/ Semi-Annually	(7,262)	(9,582)	(2,320)
800,000	USD	12/20/2027	Fixed 2.50%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(8,196)	18,632	26,828
50,000,000	JPY	3/20/2028	Fixed 0.30%	6-Month JPY-LIBOR	Semi-Annually/ Semi-Annually	(881)	(222)	659
1,600,000	NZD	3/21/2028	Fixed 3.25%	3-Month NZD Bank Bill	Semi-Annually/ Quarterly	4,673	(19,480)	(24,153)
3,400,000	USD	4/17/2028	Fixed 3.10%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(23,345)	(34,064)	(10,719)
3,500,000	USD	6/20/2028	Fixed 2.25%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	193,005	166,620	(26,385)
460,000,000	JPY	3/20/2029	Fixed 0.45%	6-Month JPY-LIBOR	Semi-Annually/ Semi-Annually	(23,154)	(34,934)	(11,780)
100,000	MXN	6/18/2037	MXN TIIE	Fixed 7.48%	Monthly/ Monthly	—	(243)	(243)
6,100,000	JPY	12/21/2045	Fixed 1.50%	6-Month JPY-LIBOR	Semi-Annually/ Semi-Annually	(8,855)	(10,056)	(1,201)
610,000	USD	6/15/2046	Fixed 2.50%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(22,610)	46,011	68,621
4,600,000	USD	12/21/2046	Fixed 2.25%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(353,669)	547,034	900,703
1,170,000	USD	12/15/2047	Fixed 2.00%	US Federal Fund Rate	Annually/ Annually	2,235	93,963	91,728
1,490,000	USD	12/20/2047	Fixed 2.75%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	71,211	23,049	(48,162)
3,840,000	USD	6/20/2048	Fixed 2.50%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	372,453	265,765	(106,688)
730,000	GBP	9/19/2048	Fixed 1.75%	6-Month GBP-LIBOR	Semi-Annually/ Semi-Annually	(38,377)	(61,869)	(23,492)
200,000	USD	12/19/2048	Fixed 2.75%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	4,284	5,484	1,200
						$243,214	$1,297,315	$1,054,101

Open OTC interest rate swap agreements as of March 31, 2018 were as follows:1

Notional Amount	Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation / (Depreciation)
4,190,000	ILS	2/16/2020	Bank of America N.A.	Fixed 0.97%	3-Month TELBOR	Annually/ Quarterly	$—	$(2,351)	$(2,351)
880,000	ILS	2/16/2028	Bank of America N.A.	3-Month TELBOR	Fixed 1.963%	Quarterly/ Annually	—	6,702	6,702
2,570,000	ILS	6/20/2020	Bank of America N.A.	Fixed 0.37%	3-Month TELBOR	Annually/ Quarterly	—	(907)	(907)
540,000	ILS	6/20/2028	Bank of America N.A.	3-Month TELBOR	Fixed 1.998%	Quarterly/ Annually	—	2,955	2,955
							$—	$6,399	$6,399

As of March 31, 2018, the Portfolio held the following open centrally cleared inflation swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
2,040,000	USD	3/23/2019	Fixed 2.07%	12-Month USD-CPI	At Maturity	$114	$464	$350
1,300,000	USD	11/23/2020	Fixed 2.03%	12-Month USD-CPI	At Maturity	—	11,068	11,068
1,300,000	USD	11/25/2020	Fixed 2.02%	12-Month USD-CPI	At Maturity	—	11,270	11,270
1,000,000	EUR	3/15/2021	12-Month EUR-CPI	Fixed 1.30%	At Maturity	—	761	761
1,400,000	EUR	1/15/2023	12-Month USD-CPI	Fixed 1.35%	At Maturity	657	(4,735)	(5,392)
760,000	EUR	12/15/2026	12-Month EUR-CPI	Fixed 1.39%	At Maturity	(2,600)	(10,610)	(8,010)
800,000	EUR	6/15/2027	12-Month EUR-CPI	Fixed 1.36%	At Maturity	(11,478)	(14,739)	(3,261)
1,100,000	USD	7/25/2027	12-Month USD-CPI	Fixed 2.07%	At Maturity	—	(25,287)	(25,287)
560,000	USD	9/20/2027	12-Month USD-CPI	Fixed 2.18%	At Maturity	—	(7,854)	(7,854)
600,000	USD	9/25/2027	12-Month USD-CPI	Fixed 2.15%	At Maturity	—	(10,336)	(10,336)
1,200,000	USD	10/17/2027	12-Month USD-CPI	Fixed 2.16%	At Maturity	—	(20,315)	(20,315)
3,900,000	EUR	11/15/2027	12-Month EUR-CPI	Fixed 1.52%	At Maturity	(3,427)	(778)	2,649
320,000	EUR	1/15/2028	12-Month EUR-CPI	Fixed 1.58%	At Maturity	—	2,182	2,182
370,000	EUR	2/15/2028	12-Month EUR-CPI	Fixed 1.59%	At Maturity	(300)	3,268	3,568
240,000	EUR	2/15/2028	12-Month EUR-CPI	Fixed 1.61%	At Maturity	—	2,626	2,626
1,000,000	EUR	3/15/2028	12-Month EUR-CPI	Fixed 1.54%	At Maturity	129	1,350	1,221
4,100,000	GBP	6/15/2030	UK RPI	Fixed 3.40%	At Maturity	6,670	162,235	155,565
2,100,000	GBP	4/15/2031	UK RPI	Fixed 3.14%	At Maturity	(192,926)	(140,395)	52,531
2,690,000	GBP	10/15/2031	UK RPI	Fixed 3.53%	At Maturity	(3,376)	95,414	98,790
200,000	EUR	3/15/2033	Fixed 1.71%	12-Month EUR-CPI	At Maturity	(386)	(1,773)	(1,387)
170,000	EUR	1/15/2038	12-Month EUR-CPI	Fixed 1.91%	At Maturity	70	5,872	5,802
560,000	GBP	10/15/2046	Fixed 3.585%	UK RPI	Monthly/ Monthly	(43,122)	(64,655)	(21,533)
780,000	GBP	3/15/2047	Fixed 3.428%	UK RPI	At Maturity	49,046	16,963	(32,083)
200,000	EUR	3/15/2048	12-Month EUR-CPI	Fixed 1.95%	At Maturity	821	3,314	2,493
						$(200,108)	$15,310	$215,418

As of March 31, 2018, the Portfolio held the following centrally cleared credit default swap contracts1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)[5]
Daimler AG 0.625%, 03/05/20	12/20/2020	Sell	150	1.00%	Quarterly/ Quarterly	$2,423	$3,552	$1,129
CDX North American High Yield Series 29	12/20/2022	Buy	4,690	5.00%	Quarterly/ Quarterly	(318,181)	(302,864)	15,317
						$(315,758)	$(299,312)	$16,446

As of March 31, 2018, the Portfolio held the following OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Federative Republic of Brazil	Credit Suisse International	6/20/2021	Sell	1,700	1.00%	Quarterly/ Quarterly	$78,926	$(455)	$78,471
Federative Republic of Brazil	Bank of America	6/20/2022	Sell	300	1.00%	Quarterly/ Quarterly	16,063	(3,615)	12,448
							$94,989	$(4,070)	$90,919

1	As of March 31, 2018, cash in the amount of $2,201,000 was on deposit with a broker for swap agreements.
2	Buy-Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell-Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4	The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at March 31, 2018.

The following abbreviations are used in the preceding pages:

ARS	—Argentine Peso
AUD	—Australian Dollar
BADLAR	—Average rate on 30-day deposits of at least 1 million Argentinian Pesos
BRL	—Brazilian Real
BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAD	—Canadian Dollar
CHF	—Swiss Franc
COP	—Colombian Peso
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NGN	—Nigerian Naira
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PHP	—Philippine Peso
RUB	—New Russian Ruble
USD	—United States Dollar
ZAR	—South African Rand

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities (b)	$—	$22,457,404	$320,000	$22,777,404
Corporate Bonds	—	22,939,302	—	22,939,302
Foreign Government Bonds	—	26,158,728	—	26,158,728
Mortgage-Backed Securities	—	11,234,097	—	11,234,097
Municipal Bonds	—	109,096	—	109,096
U.S. Government & Federal Agencies	—	369,751,057	—	369,751,057
Total Long-Term Bonds	—	452,649,684	320,000	452,969,684
Short-Term Investments
Short Term Instruments	—	8,457,386	—	8,457,386
Repurchase Agreement	—	68,329,656	—	68,329,656
Total Short-Term Investments	—	107,777,054	—	107,777,054
Total Investments in Securities	—	560,426,738	320,000	560,746,738
Other Financial Instruments
Credit Default Swap Contracts (c)	—	107,365	—	107,365
Foreign Currency Forward Contracts (c)	—	567,520	—	567,520
Futures Contracts (c)	81,931	—	—	81,931
Inflation Swap Contracts (c)	—	350,876	—	350,876
Interest Rate Swap Contracts (c)	—	1,726,802	—	1,726,802
Total Other Financial Instruments	81,931	2,752,563	—	2,834,494
Total Investments in Securities and Other Financial Instruments	$81,931	$563,179,301	$320,000	$563,581,232

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments Sold Short
Reverse Repurchase Agreements	—	(55,281,050)	—	(55,281,050)
U.S. Government Security Sold Short	—	(2,336,156)	—	(2,336,156)
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	(748,462)	—	(748,462)
Futures Contracts (c)	(640,336)	—	—	(640,336)
Interest Rate Swap Contracts (c)	—	(666,302)	—	(666,302)
Inflation Swap Contracts (c)	—	(215,418)	—	(215,418)
Written Options	(40,570)	(32,832)	—	(73,402)
Total Other Financial Instruments	(680,906)	(1,663,014)	—	(2,343,920)
Total Short-Term Investments Sold Short and Other Financial Instruments	$(680,906)	$(59,280,220)	$—	$(59,961,126)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $198,500 is held in Other Asset-Backed Securities within the Asset-Backed Securities section of the Portfolio of Investments, which was valued by a pricing service without adjustment.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Loan Assignments
Oil & Gas	$198,500	$386	$5,634	$(4,520)	$-	$(200,000)	$-	$-	$-	$-
Asset-Backed Securities
Other Asset-Backed Securities	-	-	-	-	320,000	-	-	-	320,000	-
	$198,500	$386	$5,634	$(4,520)	$320,000	$(200,000)	$-	$-	$320,000	$-

Reverse Repurchase Agreements

Open Reverse Repurchase Agreements as of March 31, 2018 were as follows (a):

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Ammount Borrowed	Payable for Reverse Repurchase Agreements
Merrill Lynch Pierce Fenner & Smith	(1.70)%	3/29/2018	4/2/2018	$(49,205,050)	$(49,205,050)
J.P. Morgan Securities LLC	(1.70)	3/29/2018	4/2/2018	(6,076,000)	(6,076,000)
					$(55,281,050)
Sale-Buyback Transactions (b)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Ammount Borrowed	Payable for Sale- Buyback Transcations (c)
Barclays Capital Inc.	2.10%	3/23/2018	4/2/2018	$136,483	$136,503
Barclays Capital Inc.	2.10	3/23/2018	4/2/2018	1,180,219	1,180,221
Barclays Capital Inc.	2.05	3/29/2018	4/2/2018	920,270	920,384
Barclays Capital Inc.	1.95	3/19/2018	4/3/2018	12,610,640	12,613,893
Barclays Capital Inc.	1.95	3/19/2018	4/3/2018	4,003,430	4,003,415
Barclays Capital Inc.	1.95	3/19/2018	4/3/2018	3,213,702	3,213,696
Barclays Capital Inc.	1.95	3/19/2018	4/3/2018	1,097,265	1,097,298
Barclays Capital Inc.	1.90	3/27/2018	4/3/2018	1,195,840	1,196,159
Barclays Capital Inc.	2.25	3/27/2018	4/4/2018	1,642,078	1,642,745
Barclays Capital Inc.	2.00	3/22/2018	4/6/2018	682,913	683,403
Barclays Capital Inc.	1.85	3/12/2018	4/13/2018	3,915,659	3,922,092
Barclays Capital Inc.	1.85	3/12/2018	4/13/2018	17,619,192	17,649,812
Barclays Capital Inc.	1.85	3/12/2018	4/13/2018	30,433,027	30,476,669
Barclays Capital Inc.	1.87	3/15/2018	4/16/2018	787,538	787,630
					$79,523,920

(a)	During the period ended March 31, 2018, the Portfolio’s average amount of borrowing was $17,645,495 at a weighted average interest rate of 1.70%.
(b)	During the period ended March 31, 2018, the Portfolio’s average amount of borrowing was $113,083,242 at a weighted average interest rate of 1.57%.
(c)	Payable for sale-buyback transactions includes ($85,663) of deferred price drop.

MainStay VP Small Cap Core Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 99.3% †
	Aerospace & Defense 0.8%
	Ducommun, Inc. (a)	23,700	$720,006
	Sparton Corp. (a)	5,000	87,050
	Vectrus, Inc. (a)	52,000	1,936,480
			2,743,536
	Auto Components 0.2%
	Shiloh Industries, Inc. (a)	29,600	257,520
	Tower International, Inc.	10,600	294,150
			551,670
	Banks 8.3%
	Access National Corp.	2,900	82,737
	ACNB Corp.	300	8,775
	Arrow Financial Corp.	500	16,975
	Bancorp, Inc. (a)	186,200	2,010,960
	Bank of Commerce Holdings	7,100	82,715
	Bank of N.T. Butterfield & Son, Ltd.	4,400	197,472
	Bankwell Financial Group, Inc.	5,300	171,084
	BCB Bancorp, Inc.	8,400	131,460
	Berkshire Hills Bancorp, Inc.	50,500	1,916,475
	Bridge Bancorp, Inc.	9,490	318,390
	Central Valley Community Bancorp	18,000	352,080
	Century Bancorp, Inc., Class A	5,300	420,820
	Civista Bancshares, Inc.	900	20,574
	CNB Financial Corp.	3,900	113,451
	Codorus Valley Bancorp, Inc.	2,435	68,472
	Customers Bancorp, Inc. (a)	71,400	2,081,310
	Eagle Bancorp, Inc. (a)	24,100	1,442,385
	Farmers National Banc Corp.	28,500	394,725
	Financial Institutions, Inc.	36,100	1,068,560
	First BanCorp (a)	123,300	742,266
	First Business Financial Services, Inc.	10,300	259,148
	First Citizens BancShares, Inc., Class A	2,800	1,157,072
	First Financial Northwest, Inc.	12,200	204,350
	First Foundation, Inc. (a)	52,600	975,204
	First Guaranty Bancshares, Inc.	20	520
	First Internet Bancorp	21,900	810,300
	First Mid-Illinois Bancshares, Inc.	1,625	59,231
	First Northwest Bancorp (a)	12,000	202,680
	First of Long Island Corp.	2,101	57,672
	Flushing Financial Corp.	25,200	679,392
	Franklin Financial Network, Inc. (a)	44,100	1,437,660
	Great Southern Bancorp, Inc.	1,500	74,925
	Horizon Bancorp	7,650	229,577
¤	IberiaBank Corp.	32,400	2,527,200
	LCNB Corp.	4,600	87,400
	Mercantile Bank Corp.	13,600	452,200
	MidWestOne Financial Group, Inc.	16,600	552,614
	Northeast Bancorp	2,900	59,450
	Northrim BanCorp, Inc.	1,900	65,645
	OFG Bancorp	170,200	1,778,590
	Old Line Bancshares, Inc.	4,100	135,300
	Pacific Mercantile Bancorp (a)	2,000	19,100
	Peapack Gladstone Financial Corp.	33,600	1,121,904
	RBB Bancorp	9,000	237,330
	Republic Bancorp, Inc., Class A	12,700	486,410
	Shore Bancshares, Inc.	8,300	156,538
	Sierra Bancorp	5,400	143,856
	Smartfinancial, Inc. (a)	4,200	98,952
	Summit Financial Group, Inc.	1,100	27,511
	Two River Bancorp	400	7,220
	Unity Bancorp, Inc.	200	4,400
	WesBanco, Inc.	47,100	1,992,330
	West Bancorp., Inc.	13,150	336,640
			28,080,007
	Beverages 0.8%
	Boston Beer Co., Inc., Class A (a)	300	56,715
	Coca-Cola Bottling Co. Consolidated	11,500	1,985,705
	Craft Brew Alliance, Inc. (a)	28,700	533,820
			2,576,240
	Biotechnology 6.4%
	Acceleron Pharma, Inc. (a)	9,602	375,438
	Acorda Therapeutics, Inc. (a)	12,099	286,141
	Alder Biopharmaceuticals, Inc. (a)	22,507	285,839
	Amicus Therapeutics, Inc. (a)	38,540	579,642
	Anaptysbio, Inc. (a)	4,200	437,136
	Arena Pharmaceuticals, Inc. (a)	9,983	394,328
	Array BioPharma, Inc. (a)	40,935	668,059
	Avexis, Inc. (a)	5,600	692,048
	Bluebird Bio, Inc. (a)	8,717	1,488,428
	Blueprint Medicines Corp. (a)	8,300	761,110
	Clovis Oncology, Inc. (a)	9,248	488,294
	Dynavax Technologies Corp. (a)	17,500	347,375
	Eagle Pharmaceuticals, Inc. (a)	3,684	194,110
	Emergent BioSolutions, Inc. (a)	10,692	562,934
	Exact Sciences Corp. (a)	22,186	894,761
	FibroGen, Inc. (a)	13,919	643,058
	Five Prime Therapeutics, Inc. (a)	10,735	184,427
	Genomic Health, Inc. (a)	7,895	247,035
	Global Blood Therapeutics, Inc. (a)	9,400	454,020
	Halozyme Therapeutics, Inc. (a)	26,500	519,135
	Immunomedics, Inc. (a)	24,900	363,789
	Insmed, Inc. (a)	16,690	375,859
	Ironwood Pharmaceuticals, Inc. (a)	33,352	514,621
	Keryx Biopharmaceuticals, Inc. (a)	41,400	169,326
	Ligand Pharmaceuticals, Inc. (a)	5,527	912,839
	Loxo Oncology, Inc. (a)	5,100	588,387
	MacroGenics, Inc. (a)	12,688	319,230
	MiMedx Group, Inc. (a)(b)	35,914	250,321
	Momenta Pharmaceuticals, Inc. (a)	20,069	364,252
	Myriad Genetics, Inc. (a)	14,710	434,680
	PDL BioPharma, Inc. (a)	130,408	383,400
	Portola Pharmaceuticals, Inc. (a)	12,042	393,292
	Prothena Corp. PLC (a)	9,807	360,015
	Puma Biotechnology, Inc. (a)	6,774	460,971
	Radius Health, Inc. (a)(b)	10,033	360,586
	Repligen Corp. (a)	12,276	444,146
	Sage Therapeutics, Inc. (a)	7,520	1,211,246
	Sangamo Therapeutics, Inc. (a)	19,800	376,200
	Sarepta Therapeutics, Inc. (a)	12,551	929,904
	Spark Therapeutics, Inc. (a)	6,916	460,536
	Spectrum Pharmaceuticals, Inc. (a)	20,015	322,041
	Synergy Pharmaceuticals, Inc. (a)	89,938	164,587
	Ultragenyx Pharmaceutical, Inc. (a)	9,544	486,649
	Xencor, Inc. (a)	11,931	357,691
	ZIOPHARM Oncology, Inc. (a)(b)	52,956	207,588
			21,715,474
	Building Products 0.9%
	Advanced Drainage Systems, Inc.	8,300	214,970
	Armstrong Flooring, Inc. (a)	13,200	179,124
	Builders FirstSource, Inc. (a)	87,300	1,732,032
	NCI Building Systems, Inc. (a)	60,300	1,067,310
			3,193,436
	Capital Markets 0.1%
	B. Riley Financial, Inc.	1,600	31,200
	Evercore, Inc., Class A	1,900	165,680
			196,880
	Chemicals 1.7%
	AdvanSix, Inc. (a)	48,200	1,676,396
	Core Molding Technologies, Inc.	4,600	82,018
	Koppers Holdings, Inc. (a)	35,400	1,454,940
	Kraton Corp. (a)	22,900	1,092,559
	Rayonier Advanced Materials, Inc.	39,000	837,330
	Stepan Co.	3,500	291,130
	Trinseo S.A.	2,600	192,530
	Valhi, Inc.	5,300	32,118
			5,659,021
	Commercial Services & Supplies 0.9%
	ARC Document Solutions, Inc. (a)	38,100	83,820
	CECO Environmental Corp.	4,800	21,360
	Essendant, Inc.	103,300	805,740
	Heritage-Crystal Clean, Inc. (a)	8,800	207,240
	LSC Communications, Inc.	10,800	188,460
	Quad Graphics, Inc.	64,700	1,640,145
	Viad Corp.	692	36,295
	VSE Corp.	100	5,172
			2,988,232
	Communications Equipment 1.1%
	Calamp Corp. (a)	36,000	823,680
	EMCORE Corp. (a)	80,600	459,420
¤	Plantronics, Inc.	40,900	2,469,133
			3,752,233
	Construction & Engineering 0.2%
	HC2 Holdings, Inc. (a)	39,700	208,822
	Orion Group Holdings, Inc. (a)	6,600	43,494
	Primoris Services Corp.	13,600	339,728
			592,044
	Consumer Finance 2.7%
	Curo Group Holdings Corp. (a)	4,800	82,560
	Elevate Credit, Inc. (a)	25,500	180,540
	Enova International, Inc. (a)	97,700	2,154,285
	EZCORP, Inc., Class A (a)	164,100	2,166,120
	FirstCash, Inc.	11,400	926,250
	Green Dot Corp., Class A (a)	38,300	2,457,328
	Regional Management Corp. (a)	2,200	70,048
	World Acceptance Corp. (a)	10,000	1,053,000
			9,090,131
	Diversified Consumer Services 1.0%
	American Public Education, Inc. (a)	24,000	1,032,000
	Cambium Learning Group, Inc. (a)	2,900	32,480
	K12, Inc. (a)	80,200	1,137,236
	Liberty Tax, Inc.	19,300	194,930
	Regis Corp. (a)	73,800	1,116,594
			3,513,240
	Diversified Financial Services 0.3%
	Cannae Holdings, Inc. (a)	60,100	1,133,486
	Rafael Holdings, Inc. (a)	750	3,637
			1,137,123
	Diversified Telecommunication Services 0.6%
	Hawaiian Telcom Holdco, Inc. (a)	14,100	376,188
	Vonage Holdings Corp. (a)	166,200	1,770,030
			2,146,218
	Electric Utilities 0.0% ‡
	IDACORP, Inc.	300	26,481
	Spark Energy, Inc., Class A (b)	3,416	40,480
			66,961
	Electrical Equipment 2.2%
	Allied Motion Technologies, Inc.	21,400	850,650
	Atkore International Group, Inc. (a)	106,600	2,116,010
	EnerSys	16,200	1,123,794
	Generac Holdings, Inc. (a)	13,600	624,376
	LSI Industries, Inc.	49,600	402,256
	Powell Industries, Inc.	10,400	279,136
	TPI Composites, Inc. (a)	92,400	2,074,380
			7,470,602
	Electronic Equipment, Instruments & Components 3.3%
	Anixter International, Inc. (a)	30,900	2,340,675
	Bel Fuse, Inc., Class B	2,550	48,195
	Benchmark Electronics, Inc.	7,800	232,830
	ePlus, Inc. (a)	23,500	1,825,950
	Insight Enterprises, Inc. (a)	55,400	1,935,122
	KEMET Corp. (a)	102,700	1,861,951
	Sanmina Corp. (a)	49,174	1,285,900
	ScanSource, Inc. (a)	43,600	1,549,980
	Systemax, Inc.	3,400	97,070
			11,177,673
	Energy Equipment & Services 1.1%
	Era Group, Inc. (a)	1,900	17,765
	Exterran Corp. (a)	67,900	1,812,930
	Matrix Service Co. (a)	65,200	893,240
	McDermott International, Inc. (a)	126,965	773,217
	RigNet, Inc. (a)	11,100	150,960
	TETRA Technologies, Inc. (a)	7,600	28,500
			3,676,612
	Equity Real Estate Investment Trusts 4.0%
	Ashford Hospitality Prime, Inc.	10,100	98,172
	Ashford Hospitality Trust, Inc.	134,900	871,454
	Chesapeake Lodging Trust	9,300	258,633
	DiamondRock Hospitality Co.	28,300	295,452
	EastGroup Properties, Inc.	2,500	206,650
	LaSalle Hotel Properties	28,456	825,509
	Pebblebrook Hotel Trust	19,800	680,130
	PotlatchDeltic Corp.	45,178	2,351,515
	PS Business Parks, Inc.	10,259	1,159,677
¤	Ryman Hospitality Properties, Inc.	33,864	2,622,767
	Sunstone Hotel Investors, Inc.	155,100	2,360,622
	Xenia Hotels & Resorts, Inc.	102,200	2,015,384
			13,745,965
	Food Products 0.7%
	Sanderson Farms, Inc.	19,100	2,273,282

	Gas Utilities 0.1%
	Chesapeake Utilities Corp.	700	49,245
	New Jersey Resources Corp.	1,900	76,190
	ONE Gas, Inc.	3,500	231,070
			356,505
	Health Care Equipment & Supplies 4.4%
	Accuray, Inc. (a)	37,300	186,500
	Analogic Corp.	3,000	287,700
	AngioDynamics, Inc. (a)	32,100	553,725
	Cutera, Inc. (a)	30,200	1,517,550
	FONAR Corp. (a)	6,300	187,740
¤	Haemonetics Corp. (a)	36,500	2,670,340
	Halyard Health, Inc. (a)	13,953	642,954
	Integer Holdings Corp. (a)	41,000	2,318,550
	Lantheus Holdings, Inc. (a)	124,100	1,973,190
	Meridian Bioscience, Inc.	10,200	144,840
	Merit Medical Systems, Inc. (a)	52,700	2,389,945
	Orthofix International N.V. (a)	37,500	2,204,250
			15,077,284
	Health Care Providers & Services 3.1%
	Addus Homecare Corp. (a)	800	38,920
	Civitas Solutions, Inc. (a)	9,600	147,840
	Diplomat Pharmacy, Inc. (a)	60,200	1,213,030
	Magellan Health, Inc. (a)	21,800	2,334,780
¤	Molina Healthcare, Inc. (a)	33,500	2,719,530
	Providence Service Corp. (a)	2,400	165,936
	RadNet, Inc. (a)	102,400	1,474,560
	Triple-S Management Corp., Class B (a)	69,038	1,804,653
	WellCare Health Plans, Inc. (a)	2,700	522,801
			10,422,050
	Hotels, Restaurants & Leisure 2.9%
	BJ's Restaurants, Inc.	36,400	1,634,360
	Bloomin' Brands, Inc.	99,577	2,417,730
	Carrols Restaurant Group, Inc. (a)	118,900	1,331,680
	Century Casinos, Inc. (a)	25,137	187,522
	Del Frisco's Restaurant Group, Inc. (a)	7,500	114,375
	Del Taco Restaurants, Inc. (a)	16,100	166,796
	Golden Entertainment, Inc. (a)	7,900	183,517
	Habit Restaurants, Inc., Class A (a)	23,300	205,040
	ILG, Inc.	17,200	535,092
	J. Alexander's Holdings, Inc. (a)	15,700	179,765
	Lindblad Expeditions Holdings, Inc. (a)	2,000	20,540
	Marriott Vacations Worldwide Corp.	3,500	466,200
	Penn National Gaming, Inc. (a)	5,600	147,056
	Red Robin Gourmet Burgers, Inc. (a)	36,600	2,122,800
	Speedway Motorsports, Inc.	2,400	42,768
			9,755,241
	Household Durables 1.5%
	AV Homes, Inc. (a)	3,200	59,360
	Bassett Furniture Industries, Inc.	12,800	388,480
	Beazer Homes USA, Inc. (a)	25,200	401,940
	Hamilton Beach Brands Holding Co.	2,600	55,172
	Hooker Furniture Corp.	6,400	234,880
	Hovnanian Enterprises, Inc., Class A (a)	312,600	572,058
	KB Home	67,600	1,923,220
	Lifetime Brands, Inc.	1,019	12,636
	William Lyon Homes, Class A (a)	14,600	401,354
	ZAGG, Inc. (a)	95,200	1,161,440
			5,210,540
	Insurance 1.3%
	American Equity Investment Life Holding Co.	52,500	1,541,400
	Crawford & Co., Class B	16,200	133,164
	Genworth Financial, Inc., Class A (a)	797,900	2,258,057
	Independence Holding Co.	4,900	174,685
	Stewart Information Services Corp.	5,500	241,670
			4,348,976
	Internet & Direct Marketing Retail 1.2%
	1-800-Flowers.com, Inc., Class A (a)	97,000	1,144,600
	FTD Cos., Inc. (a)	59,000	214,760
	Groupon, Inc. (a)	38,700	167,958
	Shutterfly, Inc. (a)	29,800	2,421,250
			3,948,568
	Internet Software & Services 3.5%
	2U, Inc. (a)	4,700	394,941
	Appfolio, Inc., Class A (a)	25,900	1,058,015
	Blucora, Inc. (a)	20,600	506,760
	Carbonite, Inc. (a)	15,300	440,640
	Care.com, Inc. (a)	96,200	1,565,174
	Envestnet, Inc. (a)	600	34,380
	Etsy, Inc. (a)	7,400	207,644
	Grubhub, Inc. (a)	10,600	1,075,582
	Instructure, Inc. (a)	6,000	252,900
	j2 Global, Inc.	3,200	252,544
	LivePerson, Inc. (a)	30,600	500,310
	Meet Group, Inc. (a)	70,300	146,927
	New Relic, Inc. (a)	6,400	474,368
	Nic, Inc.	46,100	613,130
	Nutanix, Inc., Class A (a)	10,800	530,388
	QuinStreet, Inc. (a)	36,900	471,213
	Shutterstock, Inc. (a)	13,200	635,580
	SPS Commerce, Inc. (a)	4,100	262,687
	Stamps.com, Inc. (a)	4,300	864,515
	TechTarget, Inc. (a)	20,000	397,600
	Twilio, Inc., Class A (a)	1,400	53,452
	Web.com Group, Inc. (a)	45,400	821,740
	XO Group, Inc. (a)	10,400	215,800
	Yelp, Inc. (a)	5,100	212,925
			11,989,215
	IT Services 1.5%
	Convergys Corp.	45,400	1,026,948
	EPAM Systems, Inc. (a)	8,300	950,516
	EVERTEC, Inc. (a)	76,700	1,254,045
	Hackett Group, Inc.	6,100	97,966
	Presidio, Inc. (a)	30,200	472,328
	Science Applications International Corp.	3,000	236,400
	Sykes Enterprises, Inc. (a)	29,400	850,836
	TTEC Holdings, Inc.	5,100	156,570
			5,045,609
	Leisure Products 0.3%
	Johnson Outdoors, Inc., Class A	16,200	1,004,400

	Life Sciences Tools & Services 0.0% ‡
	PRA Health Sciences, Inc. (a)	1,500	124,440

	Machinery 4.6%
	Blue Bird Corp. (a)	8,000	189,600
	Briggs & Stratton Corp.	35,300	755,773
	Commercial Vehicle Group, Inc. (a)	55,800	432,450
	FreightCar America, Inc.	43,900	588,260
	Global Brass & Copper Holdings, Inc.	50,500	1,689,225
	Greenbrier Cos., Inc.	43,900	2,205,975
	Harsco Corp. (a)	69,400	1,433,110
	Hillenbrand, Inc.	8,500	390,150
	Hurco Cos., Inc.	6,100	279,990
	Hyster-Yale Materials Handling, Inc.	20,100	1,405,593
	L.B. Foster Co., Class A (a)	21,100	496,905
	Meritor, Inc. (a)	109,000	2,241,040
	Miller Industries, Inc.	16,400	410,000
	Park-Ohio Holdings Corp.	9,500	369,075
	Spartan Motors, Inc.	25,500	438,600
	Wabash National Corp.	105,400	2,193,374
			15,519,120
	Marine 0.2%
	Matson, Inc.	20,900	598,576

	Media 2.1%
	Entravision Communications Corp.	237,600	1,116,720
	Gannett Co., Inc.	225,300	2,248,494
	MDC Partners, Inc., Class A (a)	57,300	412,560
	New Media Investment Group, Inc.	123,500	2,116,790
	tronc, Inc. (a)	80,800	1,326,736
			7,221,300
	Metals & Mining 1.9%
	Materion Corp.	19,500	995,475
	Schnitzer Steel Industries, Inc., Class A	65,000	2,102,750
	SunCoke Energy, Inc. (a)	113,900	1,225,564
	Warrior Met Coal, Inc. (b)	70,600	1,977,506
			6,301,295
	Mortgage Real Estate Investment Trusts 0.6%
	Apollo Commercial Real Estate Finance, Inc.	49,200	884,616
	Cherry Hill Mortgage Investment Corp.	53,100	931,374
	Owens Realty Mortgage, Inc.	5,400	78,732
			1,894,722
	Oil, Gas & Consumable Fuels 3.7%
	Cloud Peak Energy, Inc. (a)	165,400	481,314
	CVR Energy, Inc. (b)	31,400	948,908
¤	Delek U.S. Holdings, Inc.	65,900	2,682,130
	Evolution Petroleum Corp.	1,100	8,855
	Hallador Energy Co.	2,300	15,801
	Midstates Petroleum Co., Inc. (a)	26,600	354,578
	Pacific Ethanol, Inc. (a)	86,400	259,200
	Par Pacific Holdings, Inc. (a)	104,900	1,801,133
	Peabody Energy Corp.	60,300	2,200,950
	Renewable Energy Group, Inc. (a)	41,500	531,200
	REX American Resources Corp. (a)	10,600	771,680
	Stone Energy Corp. (a)	55,700	2,066,470
	W&T Offshore, Inc. (a)	68,400	303,012
			12,425,231
	Paper & Forest Products 0.4%
	Verso Corp. (a)	90,900	1,530,756

	Personal Products 0.7%
	Natural Health Trends Corp.	8,700	165,387
	Nature's Sunshine Products, Inc.	300	3,300
	USANA Health Sciences, Inc. (a)	26,200	2,250,580
			2,419,267
	Pharmaceuticals 4.6%
	Amphastar Pharmaceuticals, Inc. (a)	112,900	2,116,875
	ANI Pharmaceuticals, Inc. (a)	8,900	518,158
¤	Catalent, Inc. (a)	71,725	2,945,028
	Depomed, Inc. (a)	8,000	52,720
	Durect Corp. (a)	102,200	218,708
	Horizon Pharma PLC (a)	161,100	2,287,620
	Impax Laboratories, Inc. (a)	8,600	167,270
	Intersect ENT, Inc. (a)	22,900	899,970
	Nektar Therapeutics (a)	20,800	2,210,208
	Phibro Animal Health Corp., Class A	54,900	2,179,530
	Supernus Pharmaceuticals, Inc. (a)	41,700	1,909,860
			15,505,947
	Professional Services 3.0%
	Barrett Business Services, Inc.	21,100	1,748,768
	Bg Staffing, Inc.	2,300	43,677
	CRA International, Inc.	18,000	941,220
	Heidrick & Struggles International, Inc.	18,900	590,625
	Insperity, Inc.	26,200	1,822,210
	Kelly Services, Inc., Class A	23,800	691,152
	TriNet Group, Inc. (a)	50,900	2,357,688
	TrueBlue, Inc. (a)	78,508	2,033,357
			10,228,697
	Real Estate Management & Development 1.5%
	Altisource Portfolio Solutions S.A. (a)	77,900	2,069,024
	Marcus & Millichap, Inc. (a)	26,600	959,196
	Maui Land & Pineapple Co., Inc. (a)	12,200	142,130
	RMR Group, Inc., Class A	25,500	1,783,725
			4,954,075
	Road & Rail 0.6%
	ArcBest Corp.	62,000	1,987,100
	YRC Worldwide, Inc. (a)	11,600	102,428
			2,089,528
	Semiconductors & Semiconductor Equipment 2.6%
	Advanced Energy Industries, Inc. (a)	35,300	2,255,670
	Alpha & Omega Semiconductor, Ltd. (a)	31,500	486,675
	Amkor Technology, Inc. (a)	51,900	525,747
	Axcelis Technologies, Inc. (a)	6,200	152,520
	MKS Instruments, Inc.	16,200	1,873,530
	Monolithic Power Systems, Inc.	1,700	196,809
	Silicon Laboratories, Inc. (a)	3,200	287,680
	Smart Global Holdings, Inc. (a)	21,400	1,066,576
	Synaptics, Inc. (a)	34,060	1,557,564
	Xperi Corp.	20,300	429,345
			8,832,116
	Software 3.4%
	ACI Worldwide, Inc. (a)	18,800	445,936
	American Software, Inc., Class A	4,400	57,200
	Aspen Technology, Inc. (a)	16,100	1,270,129
	Blackbaud, Inc.	4,400	447,964
	Bottomline Technologies, Inc. (a)	15,300	592,875
	Ebix, Inc.	8,300	618,350
	Ellie Mae, Inc. (a)	1,800	165,492
	Fair Isaac Corp. (a)	6,823	1,155,611
	Hubspot, Inc. (a)	5,600	606,480
	Monotype Imaging Holdings, Inc.	10,400	233,480
	Paycom Software, Inc. (a)	11,100	1,192,029
	Pegasystems, Inc.	7,900	479,135
	Progress Software Corp.	33,200	1,276,540
	Qualys, Inc. (a)	500	36,375
	RealPage, Inc. (a)	2,700	139,050
	Ringcentral, Inc. (a)	13,200	838,200
	Verint Systems, Inc. (a)	19,100	813,660
	Zendesk, Inc. (a)	16,100	770,707
	Zix Corp. (a)	95,400	407,358
			11,546,571
	Specialty Retail 3.1%
	Abercrombie & Fitch Co., Class A	99,900	2,418,579
	Cato Corp., Class A	17,900	263,846
	Citi Trends, Inc.	21,400	661,474
	Express, Inc. (a)	115,600	827,696
	Finish Line, Inc., Class A	18,100	245,074
	Genesco, Inc. (a)	42,100	1,709,260
	J. Jill, Inc. (a)	34,100	150,722
	Kirkland's, Inc. (a)	70,700	685,083
	Shoe Carnival, Inc.	32,200	766,360
	Tailored Brands, Inc.	96,000	2,405,760
	Tilly's, Inc., Class A	36,300	410,190
			10,544,044
	Technology Hardware, Storage & Peripherals 1.2%
	Electronics for Imaging, Inc. (a)	59,100	1,615,203
	Immersion Corp. (a)	30,200	360,890
	Intevac, Inc. (a)	3,600	24,840
	Pure Storage, Inc. (a)	84,200	1,679,790
	Quantum Corp. (a)	8,100	29,484
	USA Technologies, Inc. (a)	25,000	225,000
			3,935,207
	Textiles, Apparel & Luxury Goods 1.6%
	Crocs, Inc. (a)	143,500	2,331,875
¤	Deckers Outdoor Corp. (a)	27,500	2,475,825
	Perry Ellis International, Inc. (a)	23,600	608,880
	Vera Bradley, Inc. (a)	200	2,122
			5,418,702
	Thrifts & Mortgage Finance 3.4%
	Charter Financial Corp.	20,300	413,917
	Dime Community Bancshares, Inc.	91,700	1,687,280
	Entegra Financial Corp. (a)	2,000	58,000
	Essent Group, Ltd. (a)	50,000	2,128,000
	Flagstar Bancorp, Inc. (a)	59,500	2,106,300
	HFF, Inc., Class A	47,700	2,370,690
	Home Bancorp, Inc.	2,100	90,657
	LendingTree, Inc. (a)	6,800	2,231,420
	NMI Holdings, Inc. (a)	1,300	21,515
	Riverview Bancorp, Inc.	6,200	57,908
	SI Financial Group, Inc.	7,000	100,800
	Territorial Bancorp, Inc.	7,300	216,518
	United Financial Bancorp, Inc.	3,400	55,080
	Walker & Dunlop, Inc.	1,000	59,420
			11,597,505
	Trading Companies & Distributors 1.9%
	H&E Equipment Services, Inc.	51,000	1,962,990
¤	Rush Enterprises, Inc. (a)
	Class A	52,800	2,243,472
	Class B	9,100	367,458
	Titan Machinery, Inc. (a)	82,300	1,938,988
			6,512,908
	Water Utilities 1.1%
	American States Water Co.	22,000	1,167,320
	Artesian Resources Corp., Class A	800	29,184
	California Water Service Group	12,500	465,625
	Consolidated Water Co., Ltd.	12,200	177,510
	SJW Corp.	36,300	1,913,373
			3,753,012
	Total Common Stocks (Cost $311,187,380)		336,457,987

	Convertible Preferred Stocks 0.0% ‡
	Media 0.0% ‡
	GCI Liberty, Inc. 5.00%	1,040	24,284

	Total Convertible Preferred Stocks (Cost $19,365)		24,284

	Exchange-Traded Funds 0.7%
¤	iShares Russell 2000 ETF	16,719	2,538,446

	Total Exchange-Traded Funds (Cost $2,601,958)		2,538,446
	Total Investments (Cost $313,808,703)	100.0%	339,020,717
	Other Assets, Less Liabilities	(0.0)‡	(60,019)
	Net Assets	100.0%	$338,960,698

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2018, the market value of securities loaned was $2,458,413 and the Fund received non-cash collateral in the amount of $2,523,324.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$336,457,987	$—	$—	$336,457,987
Convertible Preferred Stocks	24,284	—	—	24,284
Exchange-Traded Funds	2,538,446	—	—	2,538,446
Total Investments in Securities	$339,020,717	$—	$—	$339,020,717

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP S&P 500 Index Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 99.0% †
	Aerospace & Defense 2.9%
	Arconic, Inc.	35,838	$825,708
	Boeing Co.	46,857	15,363,473
	General Dynamics Corp.	23,391	5,167,072
	Harris Corp.	10,086	1,626,670
	Huntington Ingalls Industries, Inc.	3,839	989,541
	L3 Technologies, Inc.	6,611	1,375,088
	Lockheed Martin Corp.	21,045	7,111,737
	Northrop Grumman Corp.	14,728	5,141,839
	Raytheon Co.	24,460	5,278,957
	Rockwell Collins, Inc.	13,774	1,857,424
	Textron, Inc.	22,288	1,314,323
	TransDigm Group, Inc.	4,089	1,255,078
	United Technologies Corp.	63,003	7,927,037
			55,233,947
	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	11,796	1,105,403
	Expeditors International of Washington, Inc.	15,036	951,779
	FedEx Corp.	20,873	5,011,816
	United Parcel Service, Inc., Class B	58,132	6,084,095
			13,153,093
	Airlines 0.5%
	Alaska Air Group, Inc.	10,411	645,066
	American Airlines Group, Inc.	35,669	1,853,361
	Delta Air Lines, Inc.	55,089	3,019,428
	Southwest Airlines Co.	45,818	2,624,455
	United Continental Holdings, Inc. (a)	20,452	1,420,800
			9,563,110
	Auto Components 0.2%
	Aptiv PLC	22,492	1,911,145
	BorgWarner, Inc.	16,769	842,307
	Goodyear Tire & Rubber Co.	20,841	553,954
			3,307,406
	Automobiles 0.4%
	Ford Motor Co.	330,102	3,657,530
	General Motors Co.	106,961	3,886,963
	Harley-Davidson, Inc.	14,239	610,568
			8,155,061
	Banks 6.5%
¤	Bank of America Corp.	810,393	24,303,686
	BB&T Corp.	65,847	3,426,678
	Citigroup, Inc.	217,698	14,694,615
	Citizens Financial Group, Inc.	41,627	1,747,501
	Comerica, Inc.	14,715	1,411,610
	Fifth Third Bancorp	58,863	1,868,900
	Huntington Bancshares, Inc.	93,374	1,409,947
¤	JPMorgan Chase & Co.	290,705	31,968,829
	KeyCorp	89,846	1,756,489
	M&T Bank Corp.	12,736	2,348,009
	People's United Financial, Inc.	29,296	546,663
	PNC Financial Services Group, Inc.	39,946	6,041,433
	Regions Financial Corp.	95,087	1,766,716
	SunTrust Banks, Inc.	39,668	2,699,011
	SVB Financial Group (a)	4,455	1,069,245
	U.S. Bancorp	132,929	6,712,915
	Wells Fargo & Co.	371,855	19,488,921
	Zions Bancorp.	16,900	891,137
			124,152,305
	Beverages 1.9%
	Brown-Forman Corp., Class B	22,117	1,203,165
	Coca-Cola Co.	325,211	14,123,914
	Constellation Brands, Inc., Class A	14,576	3,322,162
	Dr. Pepper Snapple Group, Inc.	15,277	1,808,491
	Molson Coors Brewing Co., Class B	15,633	1,177,634
	Monster Beverage Corp. (a)	34,834	1,992,853
	PepsiCo., Inc.	120,328	13,133,801
			36,762,020
	Biotechnology 2.6%
	AbbVie, Inc.	134,878	12,766,203
	Alexion Pharmaceuticals, Inc. (a)	18,903	2,106,928
	Amgen, Inc.	56,622	9,652,918
	Biogen, Inc. (a)	17,890	4,898,640
	Celgene Corp. (a)	63,713	5,683,837
	Gilead Sciences, Inc.	110,961	8,365,350
	Incyte Corp. (a)	14,820	1,234,951
	Regeneron Pharmaceuticals, Inc. (a)	6,518	2,244,538
	Vertex Pharmaceuticals, Inc. (a)	21,398	3,487,446
			50,440,811
	Building Products 0.3%
	A.O. Smith Corp.	12,337	784,510
	Allegion PLC	8,036	685,390
	Fortune Brands Home & Security, Inc.	13,031	767,396
	Johnson Controls International PLC	78,301	2,759,327
	Masco Corp.	26,615	1,076,311
			6,072,934
	Capital Markets 3.1%
	Affiliated Managers Group, Inc.	4,616	875,101
	Ameriprise Financial, Inc.	12,517	1,851,765
	Bank of New York Mellon Corp.	85,531	4,407,412
	BlackRock, Inc.	10,483	5,678,851
	Cboe Global Markets, Inc.	9,599	1,095,246
	Charles Schwab Corp.	101,508	5,300,748
	CME Group, Inc.	28,792	4,656,818
	E*TRADE Financial Corp. (a)	22,903	1,269,055
	Franklin Resources, Inc.	27,651	958,937
	Goldman Sachs Group, Inc.	29,926	7,537,162
	Intercontinental Exchange, Inc.	49,499	3,589,668
	Invesco, Ltd.	34,442	1,102,488
	Moody's Corp.	14,066	2,268,846
	Morgan Stanley	116,870	6,306,305
	Nasdaq, Inc.	9,845	848,836
	Northern Trust Corp.	18,172	1,874,078
	Raymond James Financial, Inc.	10,978	981,543
	S&P Global, Inc.	21,575	4,122,120
	State Street Corp.	31,142	3,105,792
	T. Rowe Price Group, Inc.	20,719	2,237,030
			60,067,801
	Chemicals 2.1%
	Air Products & Chemicals, Inc.	18,441	2,932,672
	Albemarle Corp.	9,349	867,026
	CF Industries Holdings, Inc.	19,735	744,602
	DowDuPont, Inc.	197,987	12,613,752
	Eastman Chemical Co.	12,161	1,283,958
	Ecolab, Inc.	22,000	3,015,540
	FMC Corp.	11,360	869,835
	International Flavors & Fragrances, Inc.	6,682	914,833
	LyondellBasell Industries N.V., Class A	27,367	2,892,145
	Monsanto Co.	37,171	4,337,484
	Mosaic Co.	29,700	721,116
	PPG Industries, Inc.	21,555	2,405,538
	Praxair, Inc.	24,225	3,495,667
	Sherwin-Williams Co.	6,962	2,729,939
			39,824,107
	Commercial Services & Supplies 0.3%
	Cintas Corp.	7,286	1,242,846
	Republic Services, Inc.	19,230	1,273,603
	Stericycle, Inc. (a)	7,224	422,821
	Waste Management, Inc.	33,800	2,843,256
			5,782,526
	Communications Equipment 1.1%
	Cisco Systems, Inc.	408,070	17,502,122
	F5 Networks, Inc. (a)	5,296	765,855
	Juniper Networks, Inc.	29,118	708,441
	Motorola Solutions, Inc.	13,706	1,443,242
			20,419,660
	Construction & Engineering 0.1%
	Fluor Corp.	11,835	677,199
	Jacobs Engineering Group, Inc.	10,193	602,916
	Quanta Services, Inc. (a)	13,091	449,676
			1,729,791
	Construction Materials 0.1%
	Martin Marietta Materials, Inc.	5,319	1,102,629
	Vulcan Materials Co.	11,192	1,277,790
			2,380,419
	Consumer Finance 0.7%
	American Express Co.	60,956	5,685,976
	Capital One Financial Corp.	41,013	3,929,866
	Discover Financial Services	30,050	2,161,497
	Navient Corp.	22,254	291,972
	Synchrony Financial	60,531	2,029,604
			14,098,915
	Containers & Packaging 0.4%
	Avery Dennison Corp.	7,479	794,644
	Ball Corp.	29,619	1,176,171
	International Paper Co.	34,936	1,866,630
	Packaging Corp. of America	7,983	899,684
	Sealed Air Corp.	14,185	606,976
	WestRock Co.	21,542	1,382,350
			6,726,455
	Distributors 0.1%
	Genuine Parts Co.	12,405	1,114,465
	LKQ Corp. (a)	26,148	992,317
			2,106,782
	Diversified Consumer Services 0.0% ‡
	H&R Block, Inc.	17,688	449,452

	Diversified Financial Services 1.7%
¤	Berkshire Hathaway, Inc., Class B (a)	163,025	32,520,227
	Leucadia National Corp.	26,527	602,959
			33,123,186
	Diversified Telecommunication Services 1.9%
	AT&T, Inc.	520,091	18,541,244
	CenturyLink, Inc.	82,308	1,352,321
	Verizon Communications, Inc.	349,661	16,720,789
			36,614,354
	Electric Utilities 1.8%
	Alliant Energy Corp.	19,563	799,344
	American Electric Power Co., Inc.	41,614	2,854,304
	Duke Energy Corp.	59,217	4,587,541
	Edison International	27,568	1,754,979
	Entergy Corp.	15,251	1,201,474
	Eversource Energy	26,812	1,579,763
	Exelon Corp.	81,234	3,168,938
	FirstEnergy Corp.	37,639	1,280,103
	NextEra Energy, Inc.	39,801	6,500,697
	PG&E Corp.	43,391	1,906,167
	Pinnacle West Capital Corp.	9,454	754,429
	PPL Corp.	58,790	1,663,169
	Southern Co.	85,396	3,813,785
	Xcel Energy, Inc.	42,962	1,953,912
			33,818,605
	Electrical Equipment 0.5%
	Acuity Brands, Inc.	3,568	496,630
	AMETEK, Inc.	19,555	1,485,593
	Eaton Corp. PLC	37,280	2,979,045
	Emerson Electric Co.	53,774	3,672,764
	Rockwell Automation, Inc.	10,872	1,893,903
			10,527,935
	Electronic Equipment, Instruments & Components 0.4%
	Amphenol Corp., Class A	25,834	2,225,083
	Corning, Inc.	73,531	2,050,044
	FLIR Systems, Inc.	11,725	586,367
	IPG Photonics Corp. (a)	3,176	741,215
	TE Connectivity, Ltd.	29,751	2,972,125
			8,574,834
	Energy Equipment & Services 0.8%
	Baker Hughes, a GE Co.	36,228	1,006,052
	Halliburton Co.	73,826	3,465,392
	Helmerich & Payne, Inc.	9,190	611,686
	National Oilwell Varco, Inc.	32,155	1,183,626
	Schlumberger, Ltd.	117,208	7,592,734
	TechnipFMC PLC	37,096	1,092,477
			14,951,967
	Equity Real Estate Investment Trusts 2.7%
	Alexandria Real Estate Equities, Inc.	8,561	1,069,183
	American Tower Corp.	37,319	5,423,944
	Apartment Investment & Management Co., Class A	13,286	541,405
	AvalonBay Communities, Inc.	11,683	1,921,386
	Boston Properties, Inc.	13,057	1,608,884
	Crown Castle International Corp.	35,125	3,850,051
	Digital Realty Trust, Inc.	17,383	1,831,821
	Duke Realty Corp.	30,133	797,922
	Equinix, Inc.	6,711	2,806,138
	Equity Residential	31,093	1,915,951
	Essex Property Trust, Inc.	5,587	1,344,679
	Extra Space Storage, Inc.	10,654	930,733
	Federal Realty Investment Trust	6,139	712,799
	GGP, Inc.	53,503	1,094,671
	HCP, Inc.	39,691	922,022
	Host Hotels & Resorts, Inc.	62,615	1,167,144
	Iron Mountain, Inc.	23,839	783,350
	Kimco Realty Corp.	36,015	518,616
	Macerich Co.	9,172	513,815
	Mid-America Apartment Communities, Inc.	9,614	877,181
	Prologis, Inc.	45,019	2,835,747
	Public Storage	12,664	2,537,739
	Realty Income Corp.	23,843	1,233,398
	Regency Centers Corp.	12,520	738,430
	SBA Communications Corp. (a)	9,945	1,699,799
	Simon Property Group, Inc.	26,357	4,068,203
	SL Green Realty Corp.	7,651	740,846
	UDR, Inc.	22,639	806,401
	Ventas, Inc.	30,134	1,492,537
	Vornado Realty Trust	14,588	981,772
	Welltower, Inc.	31,337	1,705,673
	Weyerhaeuser Co.	63,866	2,235,310
			51,707,550
	Food & Staples Retailing 1.7%
	Costco Wholesale Corp.	37,195	7,008,654
	CVS Health Corp.	85,709	5,331,957
	Kroger Co.	75,263	1,801,796
	Sysco Corp.	40,560	2,431,978
	Walgreens Boots Alliance, Inc.	72,368	4,737,933
	Walmart, Inc.	122,956	10,939,395
			32,251,713
	Food Products 1.1%
	Archer-Daniels-Midland Co.	47,319	2,052,225
	Campbell Soup Co.	16,273	704,784
	Conagra Brands, Inc.	33,938	1,251,633
	General Mills, Inc.	48,087	2,166,800
	Hershey Co.	11,936	1,181,187
	Hormel Foods Corp.	22,776	781,672
	J.M. Smucker Co.	9,611	1,191,860
	Kellogg Co.	21,046	1,368,200
	Kraft Heinz Co.	50,517	3,146,704
	McCormick & Co., Inc.	10,258	1,091,349
	Mondelez International, Inc., Class A	125,985	5,257,354
	Tyson Foods, Inc., Class A	25,178	1,842,778
			22,036,546
	Health Care Equipment & Supplies 2.8%
	Abbott Laboratories	147,438	8,834,485
	Align Technology, Inc. (a)	6,106	1,533,400
	Baxter International, Inc.	42,092	2,737,664
	Becton Dickinson & Co.	22,552	4,887,018
	Boston Scientific Corp. (a)	116,186	3,174,202
	Cooper Cos., Inc.	4,142	947,731
	Danaher Corp.	51,997	5,091,026
	DENTSPLY SIRONA, Inc.	19,434	977,725
	Edwards Lifesciences Corp. (a)	17,906	2,498,245
	Hologic, Inc. (a)	23,326	871,459
	IDEXX Laboratories, Inc. (a)	7,380	1,412,458
	Intuitive Surgical, Inc. (a)	9,512	3,926,839
	Medtronic PLC	114,798	9,209,096
	ResMed, Inc.	12,107	1,192,176
	Stryker Corp.	27,231	4,382,013
	Varian Medical Systems, Inc. (a)	7,751	950,660
	Zimmer Biomet Holdings, Inc.	17,131	1,867,964
			54,494,161
	Health Care Providers & Services 2.7%
	Aetna, Inc.	27,591	4,662,879
	AmerisourceBergen Corp.	13,654	1,177,111
	Anthem, Inc.	21,725	4,772,983
	Cardinal Health, Inc.	26,619	1,668,479
	Centene Corp. (a)	14,594	1,559,661
	Cigna Corp.	20,573	3,450,915
	DaVita, Inc. (a)	12,333	813,238
	Envision Healthcare Corp. (a)	10,236	393,369
	Express Scripts Holding Co. (a)	47,920	3,310,314
	HCA Healthcare, Inc.	23,711	2,299,967
	Henry Schein, Inc. (a)	13,280	892,549
	Humana, Inc.	11,611	3,121,385
	Laboratory Corp. of America Holdings (a)	8,613	1,393,153
	McKesson Corp.	17,478	2,462,126
	Quest Diagnostics, Inc.	11,531	1,156,559
	UnitedHealth Group, Inc.	81,993	17,546,502
	Universal Health Services, Inc., Class B	7,415	878,010
			51,559,200
	Health Care Technology 0.1%
	Cerner Corp. (a)	26,719	1,549,702

	Hotels, Restaurants & Leisure 1.8%
	Carnival Corp.	34,506	2,262,904
	Chipotle Mexican Grill, Inc. (a)	2,102	679,177
	Darden Restaurants, Inc.	10,464	892,056
	Hilton Worldwide Holdings, Inc.	17,110	1,347,584
	Marriott International, Inc., Class A	25,433	3,458,379
	McDonald's Corp.	67,451	10,547,987
	MGM Resorts International	43,112	1,509,782
	Norwegian Cruise Line Holdings, Ltd. (a)	17,416	922,526
	Royal Caribbean Cruises, Ltd.	14,491	1,706,170
	Starbucks Corp.	119,038	6,891,110
	Wyndham Worldwide Corp.	8,573	981,008
	Wynn Resorts, Ltd.	6,784	1,237,130
	Yum! Brands, Inc.	28,166	2,397,772
			34,833,585
	Household Durables 0.4%
	D.R. Horton, Inc.	28,877	1,265,968
	Garmin, Ltd.	9,390	553,353
	Leggett & Platt, Inc.	11,153	494,747
	Lennar Corp., Class A	22,988	1,354,913
	Mohawk Industries, Inc. (a)	5,346	1,241,448
	Newell Brands, Inc.	41,467	1,056,579
	PulteGroup, Inc.	22,883	674,819
	Whirlpool Corp.	6,081	931,062
			7,572,889
	Household Products 1.5%
	Church & Dwight Co., Inc.	20,663	1,040,589
	Clorox Co.	10,909	1,452,097
	Colgate-Palmolive Co.	74,296	5,325,537
	Kimberly-Clark Corp.	29,761	3,277,579
	Procter & Gamble Co.	213,543	16,929,689
			28,025,491
	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp.	55,876	635,310
	NRG Energy, Inc.	25,452	777,050
			1,412,360
	Industrial Conglomerates 1.7%
	3M Co.	50,492	11,084,004
	General Electric Co.	735,461	9,914,014
	Honeywell International, Inc.	63,699	9,205,142
	Roper Technologies, Inc.	8,646	2,426,846
			32,630,006
	Insurance 2.6%
	Aflac, Inc.	66,016	2,888,860
	Allstate Corp.	30,025	2,846,370
	American International Group, Inc.	76,061	4,139,240
	Aon PLC	20,834	2,923,635
	Arthur J. Gallagher & Co.	15,297	1,051,363
	Assurant, Inc.	4,430	404,946
	Brighthouse Financial, Inc. (a)	8,107	416,700
	Chubb, Ltd.	39,278	5,372,052
	Cincinnati Financial Corp.	12,633	938,127
	Everest Re Group, Ltd.	3,475	892,450
	Hartford Financial Services Group, Inc.	30,183	1,555,028
	Lincoln National Corp.	18,515	1,352,706
	Loews Corp.	22,840	1,135,833
	Marsh & McLennan Cos., Inc.	43,181	3,566,319
	MetLife, Inc.	87,809	4,029,555
	Principal Financial Group, Inc.	22,720	1,383,875
	Progressive Corp.	49,210	2,998,365
	Prudential Financial, Inc.	35,874	3,714,753
	Torchmark Corp.	9,084	764,600
	Travelers Cos., Inc.	22,991	3,192,530
	Unum Group	18,986	903,923
	Willis Towers Watson PLC	11,172	1,700,267
	XL Group, Ltd.	21,662	1,197,042
			49,368,539
	Internet & Direct Marketing Retail 3.6%
¤	Amazon.com, Inc. (a)	34,035	49,260,217
	Booking Holdings, Inc. (a)	4,127	8,585,770
	Expedia, Inc.	10,401	1,148,374
	Netflix, Inc. (a)	36,758	10,856,475
	TripAdvisor, Inc. (a)	9,174	375,125
			70,225,961
	Internet Software & Services 4.7%
	Akamai Technologies, Inc. (a)	14,312	1,015,866
¤	Alphabet, Inc. (a)
	Class C	25,781	26,600,578
	Class A	25,284	26,223,048
	eBay, Inc. (a)	79,728	3,208,254
¤	Facebook, Inc., Class A (a)	202,948	32,429,061
	VeriSign, Inc. (a)	7,172	850,312
			90,327,119
	IT Services 4.2%
	Accenture PLC, Class A	52,288	8,026,208
	Alliance Data Systems Corp.	4,067	865,702
	Automatic Data Processing, Inc.	37,524	4,258,224
	Cognizant Technology Solutions Corp., Class A	49,890	4,016,145
	CSRA, Inc.	13,858	571,365
	DXC Technology Co.	24,137	2,426,493
	Fidelity National Information Services, Inc.	28,249	2,720,379
	Fiserv, Inc. (a)	35,264	2,514,676
	Gartner, Inc. (a)	7,670	902,145
	Global Payments, Inc.	13,465	1,501,617
	International Business Machines Corp.	72,566	11,133,801
	Mastercard, Inc., Class A	78,196	13,696,811
	Paychex, Inc.	27,058	1,666,502
	PayPal Holdings, Inc. (a)	95,592	7,252,565
	Total System Services, Inc.	14,154	1,220,924
	Visa, Inc., Class A	152,692	18,265,017
	Western Union Co.	38,861	747,297
			81,785,871
	Leisure Products 0.1%
	Hasbro, Inc.	9,590	808,437
	Mattel, Inc.	29,084	382,455
			1,190,892
	Life Sciences Tools & Services 0.8%
	Agilent Technologies, Inc.	27,230	1,821,687
	Illumina, Inc. (a)	12,452	2,943,902
	IQVIA Holdings, Inc. (a)	12,317	1,208,421
	Mettler-Toledo International, Inc. (a)	2,164	1,244,365
	PerkinElmer, Inc.	9,326	706,164
	Thermo Fisher Scientific, Inc.	34,033	7,026,453
	Waters Corp. (a)	6,729	1,336,716
			16,287,708
	Machinery 1.7%
	Caterpillar, Inc.	50,622	7,460,670
	Cummins, Inc.	13,200	2,139,588
	Deere & Co.	27,422	4,259,185
	Dover Corp.	13,182	1,294,736
	Flowserve Corp.	11,054	478,970
	Fortive Corp.	25,878	2,006,063
	Illinois Tool Works, Inc.	26,088	4,086,946
	Ingersoll-Rand PLC	21,142	1,807,852
	PACCAR, Inc.	29,750	1,968,557
	Parker-Hannifin Corp.	11,273	1,928,021
	Pentair PLC	13,974	952,049
	Snap-on, Inc.	4,825	711,881
	Stanley Black & Decker, Inc.	12,975	1,987,770
	Xylem, Inc.	15,196	1,168,876
			32,251,164
	Media 2.5%
	CBS Corp., Class B	29,413	1,511,534
	Charter Communications, Inc., Class A (a)	15,758	4,904,205
	Comcast Corp., Class A	392,615	13,415,655
	Discovery Communications, Inc. (a)
	Class C	25,868	504,943
	Class A	13,031	279,254
	DISH Network Corp., Class A (a)	19,286	730,747
	Interpublic Group of Cos., Inc.	32,880	757,227
	News Corp.
	Class A	32,405	511,999
	Class B	10,303	165,878
	Omnicom Group, Inc.	19,506	1,417,501
	Time Warner, Inc.	65,876	6,230,552
	Twenty-First Century Fox, Inc.
	Class A	89,181	3,272,051
	Class B	37,160	1,351,509
	Viacom, Inc., Class B	29,853	927,234
	Walt Disney Co.	127,369	12,792,942
			48,773,231
	Metals & Mining 0.3%
	Freeport-McMoRan, Inc. (a)	113,907	2,001,346
	Newmont Mining Corp.	45,125	1,763,034
	Nucor Corp.	26,899	1,643,260
			5,407,640
	Multi-Utilities 0.9%
	Ameren Corp.	20,530	1,162,614
	CenterPoint Energy, Inc.	36,469	999,250
	CMS Energy Corp.	23,862	1,080,710
	Consolidated Edison, Inc.	26,235	2,044,756
	Dominion Energy, Inc.	55,188	3,721,327
	DTE Energy Co.	15,178	1,584,583
	NiSource, Inc.	28,496	681,339
	Public Service Enterprise Group, Inc.	42,817	2,151,126
	SCANA Corp.	12,067	453,116
	Sempra Energy	21,627	2,405,355
	WEC Energy Group, Inc.	26,701	1,674,153
			17,958,329
	Multiline Retail 0.5%
	Dollar General Corp.	22,042	2,062,029
	Dollar Tree, Inc. (a)	20,061	1,903,789
	Kohl's Corp.	14,263	934,369
	Macy's, Inc.	25,772	766,459
	Nordstrom, Inc.	9,867	477,661
	Target Corp.	45,992	3,193,225
			9,337,532
	Oil, Gas & Consumable Fuels 4.9%
	Anadarko Petroleum Corp.	46,347	2,799,822
	Andeavor	12,143	1,221,100
	Apache Corp.	32,231	1,240,249
	Cabot Oil & Gas Corp.	39,131	938,361
	Chevron Corp.	161,809	18,452,698
	Cimarex Energy Co.	8,060	753,610
	Concho Resources, Inc. (a)	12,583	1,891,602
	ConocoPhillips	99,493	5,898,940
	Devon Energy Corp.	44,464	1,413,511
	EOG Resources, Inc.	48,923	5,150,124
	EQT Corp.	20,715	984,170
¤	Exxon Mobil Corp.	358,919	26,778,947
	Hess Corp.	22,852	1,156,768
	Kinder Morgan, Inc.	160,705	2,420,217
	Marathon Oil Corp.	71,890	1,159,586
	Marathon Petroleum Corp.	40,183	2,937,779
	Newfield Exploration Co. (a)	16,854	411,575
	Noble Energy, Inc.	41,172	1,247,512
	Occidental Petroleum Corp.	64,748	4,206,030
	ONEOK, Inc.	34,884	1,985,597
	Phillips 66	35,522	3,407,270
	Pioneer Natural Resources Co.	14,398	2,473,288
	Range Resources Corp.	19,105	277,787
	Valero Energy Corp.	36,692	3,403,917
	Williams Cos., Inc.	69,951	1,738,982
			94,349,442
	Personal Products 0.2%
	Coty, Inc., Class A	39,951	731,104
	Estee Lauder Cos., Inc., Class A	18,942	2,835,996
			3,567,100
	Pharmaceuticals 4.5%
	Allergan PLC	27,980	4,708,754
	Bristol-Myers Squibb Co.	138,482	8,758,986
	Eli Lilly & Co.	81,667	6,318,576
¤	Johnson & Johnson	227,307	29,129,392
	Merck & Co., Inc.	228,382	12,439,968
	Mylan N.V. (a)	43,605	1,795,218
	Nektar Therapeutics (a)	13,631	1,448,430
	Perrigo Co. PLC	11,082	923,574
	Pfizer, Inc.	504,337	17,898,920
	Zoetis, Inc.	41,230	3,443,117
			86,864,935
	Professional Services 0.3%
	Equifax, Inc.	10,159	1,196,832
	IHS Markit, Ltd. (a)	30,736	1,482,705
	Nielsen Holdings PLC	28,327	900,515
	Robert Half International, Inc.	10,606	613,981
	Verisk Analytics, Inc. (a)	13,150	1,367,600
			5,561,633
	Real Estate Management & Development 0.1%
	CBRE Group, Inc., Class A (a)	25,563	1,207,085

	Road & Rail 0.9%
	CSX Corp.	75,154	4,186,829
	J.B. Hunt Transport Services, Inc.	7,243	848,518
	Kansas City Southern	8,761	962,396
	Norfolk Southern Corp.	24,211	3,287,370
	Union Pacific Corp.	66,603	8,953,441
			18,238,554
	Semiconductors & Semiconductor Equipment 4.1%
	Advanced Micro Devices, Inc. (a)	69,387	697,339
	Analog Devices, Inc.	31,190	2,842,345
	Applied Materials, Inc.	88,999	4,949,234
	Broadcom, Ltd.	34,770	8,193,551
	Intel Corp.	396,421	20,645,606
	KLA-Tencor Corp.	13,259	1,445,364
	Lam Research Corp.	13,803	2,804,217
	Microchip Technology, Inc.	19,792	1,808,197
	Micron Technology, Inc. (a)	97,946	5,106,904
	NVIDIA Corp.	51,274	11,874,546
	Qorvo, Inc. (a)	10,769	758,676
	QUALCOMM, Inc.	125,395	6,948,137
	Skyworks Solutions, Inc.	15,546	1,558,642
	Texas Instruments, Inc.	83,388	8,663,179
	Xilinx, Inc.	21,579	1,558,867
			79,854,804
	Software 5.7%
	Activision Blizzard, Inc.	64,260	4,334,980
	Adobe Systems, Inc. (a)	41,708	9,012,265
	ANSYS, Inc. (a)	7,179	1,124,878
	Autodesk, Inc. (a)	18,546	2,329,007
	CA, Inc.	26,559	900,350
	Cadence Design Systems, Inc. (a)	23,890	878,435
	Citrix Systems, Inc. (a)	10,945	1,015,696
	Electronic Arts, Inc. (a)	26,053	3,158,666
	Intuit, Inc.	20,548	3,561,996
¤	Microsoft Corp.	652,214	59,527,572
	Oracle Corp.	255,972	11,710,719
	Red Hat, Inc. (a)	14,971	2,238,314
	salesforce.com, Inc. (a)	58,058	6,752,145
	Symantec Corp.	52,457	1,356,013
	Synopsys, Inc. (a)	12,713	1,058,230
	Take-Two Interactive Software, Inc. (a)	9,690	947,488
			109,906,754
	Specialty Retail 2.2%
	Advance Auto Parts, Inc.	6,253	741,293
	AutoZone, Inc. (a)	2,325	1,508,204
	Best Buy Co., Inc.	21,518	1,506,045
	CarMax, Inc. (a)	15,427	955,548
	Foot Locker, Inc.	10,492	477,806
	Gap, Inc.	18,425	574,860
	Home Depot, Inc.	98,915	17,630,610
	L Brands, Inc.	20,893	798,322
	Lowe's Cos., Inc.	70,464	6,183,216
	O'Reilly Automotive, Inc. (a)	7,087	1,753,182
	Ross Stores, Inc.	32,625	2,544,097
	Tiffany & Co.	8,639	843,685
	TJX Cos., Inc.	53,559	4,368,272
	Tractor Supply Co.	10,624	669,524
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,938	1,008,685
			41,563,349
	Technology Hardware, Storage & Peripherals 4.3%
¤	Apple, Inc.	429,796	72,111,173
	Hewlett Packard Enterprise Co.	132,733	2,328,137
	HP, Inc.	138,702	3,040,348
	NetApp, Inc.	22,825	1,408,074
	Seagate Technology PLC	24,126	1,411,854
	Western Digital Corp.	25,027	2,309,241
	Xerox Corp.	18,062	519,824
			83,128,651
	Textiles, Apparel & Luxury Goods 0.7%
	Hanesbrands, Inc.	30,847	568,202
	Michael Kors Holdings, Ltd. (a)	12,867	798,783
	NIKE, Inc., Class B	109,937	7,304,214
	PVH Corp.	6,551	992,018
	Ralph Lauren Corp.	4,687	524,007
	Tapestry, Inc.	24,061	1,265,849
	Under Armour, Inc. (a)(b)
	Class A	15,664	256,106
	Class C	15,597	223,817
	VF Corp.	27,750	2,056,830
			13,989,826
	Tobacco 1.2%
	Altria Group, Inc.	160,978	10,032,149
	Philip Morris International, Inc.	131,412	13,062,353
			23,094,502
	Trading Companies & Distributors 0.2%
	Fastenal Co.	24,316	1,327,410
	United Rentals, Inc. (a)	7,151	1,235,192
	W.W. Grainger, Inc.	4,387	1,238,319
			3,800,921
	Water Utilities 0.1%
	American Water Works Co., Inc.	15,092	1,239,506
	Total Common Stocks (Cost $797,686,139)		1,905,391,727	(c)

	Principal Amount
Short-Term Investments 0.9%
Repurchase Agreement 0.0% ‡
Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $119,204 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 11/31/20, with a Principal Amount of $125,000 and a Market Value of $123,192)	$119,195	119,195
Total Repurchase Agreement (Cost $119,195)		119,195

U.S. Government & Federal Agencies 0.9%
United States Treasury Bills (d)
1.414%, due 4/26/18 (e)	5,000,000	4,995,174
1.424%, due 4/19/18	500,000	499,650
1.432%, due 4/19/18	3,400,000	3,397,608
1.735%, due 7/5/18	200,000	199,107
1.758%, due 7/5/18	300,000	298,660
1.776%, due 7/5/18	1,100,000	1,095,087
1.801%, due 7/5/18	1,100,000	1,095,088
1.808%, due 7/5/18	800,000	796,427
1.813%, due 7/5/18	800,000	796,427
1.839%, due 7/5/18	4,100,000	4,081,690
Total U.S. Government & Federal Agencies (Cost $17,252,959)		17,254,918
Total Short-Term Investments (Cost $17,372,154)		17,374,113
Total Investments (Cost $815,058,293)	99.9%	1,922,765,840
Other Assets, Less Liabilities	0.1	1,968,455
Net Assets	100.0%	$1,924,734,295

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2018, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2018, the market value of securities loaned was $475,118 and the Fund received non-cash collateral in the amount of $487,497.
(c)	The combined market value of common stocks and notional value of Standard & Poor's 500 Index futures contracts represents 99.9% of the Portfolio's net assets.
(d)	Interest rate shown represents yield to maturity.
(e)	Represents a security which was maintained at the broker as collateral for futures contracts.

As of March 31, 2018, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Standard & Poor’s 500 Index Mini	131	June 2018	$17,693,149	$17,311,650	$(381,499)

1.	As of March 31, 2018, cash in the amount of $50,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2018.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,905,391,727	$—	$—	$1,905,391,727
Short-Term Investments
Repurchase Agreement	—	119,195	—	119,195
U.S. Government & Federal Agencies	—	17,254,918	—	17,254,918
Total Short-Term Investments	—	17,374,113	—	17,374,113
Total Investments in Securities	1,905,391,727	17,374,113	—	1,922,765,840

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(381,499)	$—	$—	$(381,499)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP T. Rowe Price Equity Income Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Principal Amount	Value
	Corporate Bonds 0.3% †
	Toys, Games & Hobbies 0.3%
	Mattel, Inc. 6.75%, due 12/31/25 (a)	$2,522,000	$2,465,255

	Total Corporate Bonds (Cost $2,521,403)		2,465,255

		Shares
	Common Stocks 95.7%
	Aerospace & Defense 3.6%
	Boeing Co.	41,600	13,639,808
¤	Harris Corp.	90,189	14,545,682
			28,185,490
	Air Freight & Logistics 1.2%
	United Parcel Service, Inc., Class B	85,100	8,906,566

	Airlines 1.1%
	Alaska Air Group, Inc.	36,200	2,242,952
	Delta Air Lines, Inc.	62,900	3,447,549
	Southwest Airlines Co.	53,700	3,075,936
			8,766,437
	Auto Components 0.5%
	Adient PLC	69,100	4,129,416

	Automobiles 0.1%
	Ford Motor Co.	87,800	972,824

	Banks 13.2%
	Bank of America Corp.	46,300	1,388,537
	Citigroup, Inc.	145,500	9,821,250
	Fifth Third Bancorp	371,300	11,788,775
¤	JPMorgan Chase & Co.	285,000	31,341,450
	KeyCorp	329,400	6,439,770
	PNC Financial Services Group, Inc.	57,100	8,635,804
	U.S. Bancorp	221,700	11,195,850
¤	Wells Fargo & Co.	415,500	21,776,355
			102,387,791
	Beverages 0.9%
	Diageo PLC	12,929	437,522
	PepsiCo., Inc.	62,100	6,778,215
			7,215,737
	Biotechnology 1.2%
	Gilead Sciences, Inc.	123,800	9,333,282

	Building Products 1.5%
	Johnson Controls International PLC	333,204	11,742,109

	Capital Markets 5.9%
	Ameriprise Financial, Inc.	17,400	2,574,156
	Bank of New York Mellon Corp.	120,800	6,224,824
	Franklin Resources, Inc.	145,600	5,049,408
¤	Morgan Stanley	318,700	17,197,052
	Northern Trust Corp.	33,800	3,485,794
	State Street Corp.	117,300	11,698,329
			46,229,563
	Chemicals 3.0%
	Akzo Nobel N.V.	15,938	1,504,941
	CF Industries Holdings, Inc.	200,300	7,557,319
¤	DowDuPont, Inc.	225,037	14,337,107
			23,399,367
	Commercial Services & Supplies 0.3%
	Stericycle, Inc. (b)	35,300	2,066,109

	Communications Equipment 1.7%
	Cisco Systems, Inc.	299,200	12,832,688

	Construction Materials 0.7%
	Vulcan Materials Co.	45,900	5,240,403

	Containers & Packaging 0.9%
	International Paper Co.	133,600	7,138,248

	Diversified Telecommunication Services 2.7%
	CenturyLink, Inc.	127,800	2,099,754
	Telefonica S.A.	448,002	4,425,386
¤	Verizon Communications, Inc.	308,675	14,760,839
			21,285,979
	Electric Utilities 3.4%
	Edison International	87,244	5,553,953
	PG&E Corp.	102,120	4,486,132
	Southern Co.	299,220	13,363,165
	Westar Energy, Inc.	62,300	3,276,357
			26,679,607
	Electrical Equipment 0.9%
	Emerson Electric Co.	97,500	6,659,250

	Electronic Equipment, Instruments & Components 0.5%
	TE Connectivity, Ltd.	36,900	3,686,310

	Equity Real Estate Investment Trusts 2.8%
	Equity Residential	101,300	6,242,106
	Rayonier, Inc.	205,465	7,228,259
	SL Green Realty Corp.	36,436	3,528,098
	Weyerhaeuser Co.	143,700	5,029,500
			22,027,963
	Food & Staples Retailing 1.8%
	CVS Health Corp.	87,150	5,421,601
	Walmart, Inc.	92,800	8,256,416
			13,678,017
	Food Products 2.6%
	Archer-Daniels-Midland Co.	162,400	7,043,288
	Kellogg Co.	47,800	3,107,478
	Tyson Foods, Inc., Class A	139,800	10,231,962
			20,382,728
	Health Care Equipment & Supplies 2.0%
	Becton Dickinson & Co.	26,900	5,829,230
	Medtronic PLC	123,207	9,883,666
			15,712,896
	Health Care Providers & Services 1.7%
	Anthem, Inc.	60,408	13,271,638

	Hotels, Restaurants & Leisure 1.0%
	Las Vegas Sands Corp.	109,178	7,849,898

	Household Products 1.2%
	Kimberly-Clark Corp.	87,200	9,603,336

	Industrial Conglomerates 0.4%
	General Electric Co.	222,400	2,997,952

	Insurance 7.3%
	American International Group, Inc.	171,565	9,336,567
	Brighthouse Financial, Inc. (b)	109,627	5,634,828
	Chubb, Ltd.	75,231	10,289,344
	Loews Corp.	207,933	10,340,508
	Marsh & McLennan Cos., Inc.	51,200	4,228,608
	MetLife, Inc.	230,200	10,563,878
	Willis Towers Watson PLC	18,443	2,806,840
	XL Group, Ltd.	65,800	3,636,108
			56,836,681
	Leisure Products 0.4%
	Mattel, Inc.	262,200	3,447,930

	Machinery 1.1%
	Flowserve Corp.	70,205	3,041,983
	Illinois Tool Works, Inc.	10,500	1,644,930
	Pentair PLC	60,200	4,101,426
			8,788,339
	Media 3.9%
	Comcast Corp., Class A	223,861	7,649,330
	News Corp., Class A	396,400	6,263,120
	Twenty-First Century Fox, Inc., Class B	380,800	13,849,696
	Walt Disney Co.	24,300	2,440,692
			30,202,838
	Metals & Mining 0.6%
	Nucor Corp.	79,700	4,868,873

	Multi-Utilities 1.3%
	NiSource, Inc.	336,400	8,043,324
	Sempra Energy	15,929	1,771,623
			9,814,947
	Multiline Retail 0.7%
	Kohl's Corp.	87,200	5,712,472

	Oil, Gas & Consumable Fuels 9.2%
	Apache Corp.	152,760	5,878,205
	Chevron Corp.	73,700	8,404,748
	EQT Corp.	18,470	877,510
¤	Exxon Mobil Corp.	249,300	18,600,273
	Hess Corp.	189,300	9,582,366
	Occidental Petroleum Corp.	115,800	7,522,368
¤	Total S.A. (c)	274,829	15,599,471
	Transcanada Corp.	131,500	5,432,265
			71,897,206
	Personal Products 0.3%
	Coty, Inc., Class A	132,893	2,431,942

	Pharmaceuticals 6.1%
	Bristol-Myers Squibb Co.	102,300	6,470,475
	GlaxoSmithKline PLC	260,795	5,100,584
	GlaxoSmithKline PLC,, Sponsored ADR	86,100	3,363,927
¤	Johnson & Johnson	110,400	14,147,760
	Merck & Co., Inc.	136,700	7,446,049
	Pfizer, Inc.	306,700	10,884,783
			47,413,578
	Semiconductors & Semiconductor Equipment 3.4%
	Analog Devices, Inc.	17,500	1,594,775
	Applied Materials, Inc.	105,000	5,839,050
	QUALCOMM, Inc.	237,200	13,143,252
	Texas Instruments, Inc.	52,700	5,475,003
			26,052,080
	Software 2.4%
	CA, Inc.	39,000	1,322,100
¤	Microsoft Corp.	190,200	17,359,554
			18,681,654
	Specialty Retail 0.4%
	L Brands, Inc.	70,200	2,682,342

	Technology Hardware, Storage & Peripherals 0.5%
	Hewlett Packard Enterprise Co.	114,500	2,008,330
	Western Digital Corp.	19,600	1,808,492
			3,816,822
	Tobacco 1.2%
	Philip Morris International, Inc.	91,700	9,114,980

	Wireless Telecommunication Services 0.1%
	Vodafone Group PLC	261,403	712,299

	Total Common Stocks (Cost $628,037,402)		744,856,587

		Principal Amount
	Convertible Preferred Stocks 2.2%
	Electric Utilities 0.8%
	Nextera Energy, Inc. 6.123%	105,786	6,099,621

	Health Care Equipment & Supplies 0.8%
	Becton Dickinson & Co. 6.125%	102,349	5,980,252

	Multi-Utilities 0.6%
	DTE Energy Co. 6.50%	25,434	1,324,857
	Sempra Energy 6.00%	34,999	3,582,848
			4,907,705
	Total Convertible Preferred Stocks (Cost $15,070,806)		16,987,578

	Short-Term Investment 1.5%
	Repurchase Agreement 1.5%
	Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $11,248,851 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 11/30/20, with a Principal Amount of $11,645,000 and a Market Value of $11,476,543)	$11,247,926	11,247,926
	Total Short-Term Investment (Cost $11,247,926)		11,247,926
	Total Investments (Cost $656,877,537)	99.7%	775,557,346
	Other Assets, Less Liabilities	0.3	2,553,975
	Net Assets	100.0%	$778,111,321

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of March 31, 2018, the market value of securities loaned was $207,912 and the Fund received non-cash collateral in the amount of $231,646.

As of March 31, 2018, the Portfolio held the following foreign currency forward contracts1:

Foreign Currency Sales Contracts	Settlement Date	Counterparty	Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation (Depreciation)
Pound Sterling vs. U.S. Dollar	4/3/18	State Street Bank and Trust Co.	GBP	63,863	$89,978	$379
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$379

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$744,856,587	$—	$—	$744,856,587
Convertible Preferred Stocks	16,987,578	—	—	16,987,578
Corporate Bonds	—	2,465,255	—	2,465,255
Short-Term Investment
Repurchase Agreement	—	11,247,926	—	11,247,926
Total Investments in Securities	761,844,165	13,713,181	—	775,557,346
Other Financial Instruments
Foreign Currency Forward Contract (b)	—	379	—	379
Total Investments in Securities and Other Financial Instruments	$761,844,165	$13,713,560	$—	$775,557,725

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)  The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Unconstrained Bond Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 96.9% †
	Asset-Backed Securities 0.0% ‡
	Home Equity 0.0% ‡
	First NLC Trust Series 2007-1, Class A1 1.69% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)		$77,148	$48,347
	MASTR Asset Backed Securities Trust Series 2006-HE4, Class A1 1.67% (1 Month LIBOR + 0.05%), due 11/25/36 (b)		20,304	9,731
	Morgan Stanley ABS Capital I Trust Series 2007-HE4, Class A2A 1.73% (1 Month LIBOR + 0.11%), due 2/25/37 (b)		20,354	10,041
				68,119
	Other Asset-Backed Securities 0.0% ‡
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 1.72% (1 Month LIBOR + 0.10%), due 3/25/47 (b)		28,604	20,232

	Student Loans 0.0% ‡
	KeyCorp Student Loan Trust Series 2000-A, Class A2 1.782% (3 Month LIBOR + 0.32%), due 5/25/29 (b)		109,117	108,660
	Total Asset-Backed Securities (Cost $209,142)			197,011

	Convertible Bonds 0.2%
	Health Care - Products 0.1%
	Danaher Corp. (zero coupon), due 1/22/21		266,000	996,967

	Health Care - Services 0.1%
	Anthem, Inc. 2.75%, due 10/15/42		160,000	482,730

	Pharmaceuticals 0.0% ‡
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26		295,000	260,025

	Software 0.0% ‡
	Salesforce.com, Inc. 0.25%, due 4/1/18		190,000	333,057

	Total Convertible Bonds (Cost $1,118,486)			2,072,779

	Corporate Bonds 82.4%
	Advertising 0.1%
	Lamar Media Corp. 5.00%, due 5/1/23		900,000	907,605

	Aerospace & Defense 0.4%
	Boeing Co. 2.125%, due 3/1/22		2,400,000	2,338,696
	Orbital ATK, Inc. 5.50%, due 10/1/23 (c)		2,885,000	3,014,825
				5,353,521
	Agriculture 0.9%
	Bunge, Ltd. Finance Corp. 3.50%, due 11/24/20		4,435,000	4,450,203
	Philip Morris International, Inc. 1.625%, due 2/21/19		6,500,000	6,434,956
				10,885,159
	Airlines 1.1%
	American Airlines Pass-Through Trust Series 2015-2, Class A 4.00%, due 3/22/29		905,298	906,023
	American Airlines, Inc. Series 2015-2, Class AA 3.60%, due 3/22/29		905,294	895,154
	Continental Airlines, Inc.
	Series 2007-1, Class A 5.983%, due 10/19/23		600,319	642,468
	Series 2003-ERJ1 7.875%, due 1/2/20		8,462	8,558
	Series 2004-ERJ1 9.558%, due 3/1/21		5,243	5,407
	Series 2005-ERJ1 9.798%, due 10/1/22		281,287	298,516
	Delta Air Lines, Inc.
	Series 2001-1, Class A 5.30%, due 10/15/20		164,683	167,713
	Series 2010-1, Class A 6.20%, due 1/2/20		35,361	35,825
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		4,600,142	4,844,870
	U.S. Airways Group, Inc.
	Series 2012-1, Class A 5.90%, due 4/1/26		1,365,765	1,475,026
	Series 2010-1, Class A 6.25%, due 10/22/24		957,604	1,032,680
	UAL Pass Through Trust Series 2007-1 6.636%, due 1/2/24		1,937,452	2,030,837
	United Airlines, Inc. Series 2014-2, Class B 4.625%, due 3/3/24		1,338,411	1,355,810
				13,698,887
	Apparel 0.2%
	VF Corp. 3.50%, due 9/1/21		2,185,000	2,227,602

	Auto Manufacturers 2.0%
	Daimler Finance North America LLC 2.30%, due 1/6/20 (a)		5,000,000	4,938,383
	Ford Holdings LLC 9.30%, due 3/1/30		215,000	292,805
	Ford Motor Co.
	6.625%, due 10/1/28		51,000	58,653
	7.45%, due 7/16/31		614,000	743,929
	8.90%, due 1/15/32		135,000	180,143
	Ford Motor Credit Co. LLC
	2.681%, due 1/9/20		5,675,000	5,627,264
	8.125%, due 1/15/20		1,584,000	1,714,848
	General Motors Co. 5.15%, due 4/1/38		1,595,000	1,589,878
	General Motors Financial Co., Inc.
	3.45%, due 4/10/22		4,000,000	3,967,118
	5.25%, due 3/1/26		652,000	688,644
	Toyota Motor Credit Corp. 1.95%, due 4/17/20		4,300,000	4,229,200
				24,030,865
	Auto Parts & Equipment 0.6%
	LKQ European Holdings B.V. 3.625%, due 4/1/26 (a)	EUR	2,835,000	3,497,464
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (a)		$2,195,000	2,205,975
	ZF North America Capital, Inc. 4.50%, due 4/29/22 (a)		1,840,000	1,863,000
				7,566,439
	Banks 18.2%
¤	Bank of America Corp.
	3.004%, due 12/20/23 (a)(d)		6,566,000	6,440,310
	3.248%, due 10/21/27		7,705,000	7,262,094
	3.50%, due 4/19/26		6,165,000	6,057,224
	3.705% (3 Month LIBOR + 1.512%), due 4/24/28 (d)		1,695,000	1,666,711
	5.125% (3 Month LIBOR + 3.387%), due 12/29/49 (d)(e)		2,010,000	2,033,115
	5.875%, due 2/7/42		465,000	580,088
	6.11%, due 1/29/37		1,438,000	1,730,154
	6.30% (3 Month LIBOR + 4.553%), due 12/29/49 (d)(e)		1,810,000	1,941,225
	8.57%, due 11/15/24		455,000	569,691
	Bank of New York Mellon Corp. (d)
	2.661% (3 Month LIBOR + 0.634%), due 5/16/23 (c)		3,715,000	3,615,426
	4.625% (3 Month LIBOR + 3.131%), due 12/29/49 (e)		3,740,000	3,637,150
	Barclays Bank PLC 5.14%, due 10/14/20		4,249,000	4,387,970
	Barclays PLC 5.20%, due 5/12/26		4,010,000	4,042,252
	BB&T Corp. 2.75%, due 4/1/22		4,790,000	4,701,267
	Branch Banking & Trust Co. 2.25%, due 6/1/20		1,885,000	1,855,993
	Capital One Financial Corp.
	4.20%, due 10/29/25		470,000	465,704
	5.55% (3 Month LIBOR + 3.80%), due 12/29/49 (c)(d)(e)		2,365,000	2,421,169
	CIT Group, Inc. 3.875%, due 2/19/19		810,000	814,860
¤	Citigroup, Inc.
	2.35%, due 8/2/21		4,801,000	4,661,676
	2.50%, due 7/29/19		2,540,000	2,529,672
	3.668% (3 Month LIBOR + 1.39%), due 7/24/28 (d)		3,300,000	3,217,239
	3.878%, due 1/24/39 (d)		3,630,000	3,496,878
	3.887% (3 Month LIBOR + 1.563%), due 1/10/28 (d)		3,050,000	3,033,487
	5.50%, due 9/13/25		2,710,000	2,934,140
	6.30% (3 Month LIBOR + 3.423%), due 12/29/49 (d)(e)		4,290,000	4,477,687
	Citizens Bank N.A. 2.55%, due 5/13/21 (c)		1,145,000	1,117,746
	Citizens Financial Group, Inc.
	4.15%, due 9/28/22 (a)		1,450,000	1,466,672
	4.30%, due 12/3/25		2,550,000	2,578,955
	Discover Bank
	7.00%, due 4/15/20		1,005,000	1,073,952
	8.70%, due 11/18/19		420,000	454,757
¤	Goldman Sachs Group, Inc.
	2.30%, due 12/13/19		2,100,000	2,077,545
	2.876%, due 10/31/22 (d)		2,300,000	2,251,543
	3.50%, due 11/16/26		2,600,000	2,504,936
	3.625%, due 1/22/23		2,813,000	2,822,714
	5.00%, due 12/31/99 (c)(d)(e)		3,905,000	3,797,612
	5.25%, due 7/27/21		1,900,000	2,012,353
	6.75%, due 10/1/37		1,828,000	2,289,960
	7.50%, due 2/15/19		2,535,000	2,636,993
	Huntington Bancshares, Inc.
	5.70%, due 12/31/99 (d)(e)		3,115,000	3,130,575
	3.15%, due 3/14/21		3,910,000	3,890,494
¤	JPMorgan Chase & Co.
	3.54% (3 Month LIBOR + 1.38%), due 5/1/28 (d)		6,265,000	6,123,049
	6.125% (3 Month LIBOR + 3.33%), due 12/31/49 (d)(e)		2,660,000	2,786,350
	6.40%, due 5/15/38		920,000	1,198,321
¤	Kreditanstalt Fuer Wiederaufbau
	1.00%, due 6/11/18		7,730,000	7,716,318
	1.50%, due 2/6/19		9,435,000	9,374,805
	Lloyds Banking Group PLC
	2.907%, due 11/7/23 (d)		1,160,000	1,118,271
	4.582%, due 12/10/25		4,700,000	4,699,760
¤	Morgan Stanley
	3.591% (3 Month LIBOR + 1.34%), due 7/22/28 (d)		1,645,000	1,591,143
	3.625%, due 1/20/27		4,350,000	4,257,836
	3.875%, due 4/29/24		6,015,000	6,067,366
	3.875%, due 1/27/26		400,000	399,652
	3.971% (3 Month LIBOR + 1.455%), due 7/22/38 (d)		1,100,000	1,074,626
	4.35%, due 9/8/26		1,810,000	1,822,904
	4.875%, due 11/1/22		1,931,000	2,023,419
	5.00%, due 11/24/25		3,840,000	4,015,533
	5.45% (3 Month LIBOR + 3.61%), due 12/31/49 (d)(e)		2,600,000	2,646,852
	6.375%, due 7/24/42		205,000	265,239
	7.30%, due 5/13/19		9,455,000	9,907,431
	PNC Bank N.A.
	1.70%, due 12/7/18		3,530,000	3,506,480
	2.45%, due 11/5/20		2,740,000	2,697,678
	Royal Bank of Canada 2.50%, due 1/19/21		3,860,000	3,803,373
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24 (c)		3,589,000	3,650,888
	6.00%, due 12/19/23		205,000	218,383
	6.125%, due 12/15/22		970,000	1,027,534
	Santander Holdings USA, Inc. 3.40%, due 1/18/23		5,055,000	4,937,749
	Santander UK Group Holdings PLC 3.571%, due 1/10/23		2,030,000	2,007,668
	Santander UK PLC 2.125%, due 11/3/20		3,000,000	2,930,291
	Toronto-Dominion Bank 1.80%, due 7/13/21		4,695,000	4,507,004
	US Bancorp 2.20%, due 4/25/19		2,385,000	2,372,121
	US Bank N.A.
	1.40%, due 4/26/19		2,615,000	2,582,670
	2.00%, due 1/24/20		2,500,000	2,465,826
	Wachovia Corp. 5.50%, due 8/1/35		655,000	732,808
	Wells Fargo & Co.
	3.00%, due 10/23/26		1,640,000	1,535,787
	5.875% (3 Month LIBOR + 3.99%), due 12/29/49 (d)(e)		595,000	625,940
	5.90% (3 Month LIBOR + 3.11%), due 12/29/49 (d)(e)		3,270,000	3,368,427
	Wells Fargo Bank N.A. 5.85%, due 2/1/37		300,000	365,073
				223,104,564
	Beverages 2.7%
	Anheuser-Busch InBev Finance, Inc.
	3.65%, due 2/1/26		4,185,000	4,160,094
	4.70%, due 2/1/36		2,000,000	2,116,130
	Constellation Brands, Inc.
	3.70%, due 12/6/26		915,000	895,447
	4.25%, due 5/1/23		2,985,000	3,057,654
	4.75%, due 11/15/24		2,195,000	2,308,095
	Dr. Pepper Snapple Group, Inc. 3.20%, due 11/15/21		3,230,000	3,218,892
	Molson Coors Brewing Co.
	2.10%, due 7/15/21		3,129,000	3,002,405
	3.00%, due 7/15/26		4,720,000	4,371,775
¤	PepsiCo, Inc.
	1.35%, due 10/4/19		4,900,000	4,811,738
	1.55%, due 5/2/19		2,110,000	2,089,846
	2.00%, due 4/15/21		3,450,000	3,364,306
				33,396,382
	Biotechnology 0.5%
	Biogen, Inc. 3.625%, due 9/15/22		3,560,000	3,593,748
	Gilead Sciences, Inc. 4.50%, due 2/1/45		2,000,000	2,073,516
				5,667,264
	Building Materials 1.5%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25		4,630,000	4,736,427
	Jeld-Wen, Inc. 4.625%, due 12/15/25 (a)		2,045,000	1,947,862
	Masco Corp.
	4.375%, due 4/1/26		1,745,000	1,772,047
	7.125%, due 3/15/20		142,000	152,254
	Masonite International Corp. 5.625%, due 3/15/23 (a)		4,000,000	4,115,000
	Standard Industries, Inc. (a)
	4.75%, due 1/15/28		970,000	912,722
	5.375%, due 11/15/24		4,290,000	4,343,625
	USG Corp. 5.50%, due 3/1/25 (a)		320,000	333,600
				18,313,537
	Chemicals 1.8%
	Air Liquide Finance S.A. (a)
	1.375%, due 9/27/19		2,780,000	2,724,859
	1.75%, due 9/27/21		1,895,000	1,807,246
	Ashland LLC 4.75%, due 8/15/22 (c)		2,525,000	2,562,875
	Braskem Netherlands Finance B.V. (a)
	3.50%, due 1/10/23		2,300,000	2,212,600
	4.50%, due 1/10/28		2,025,000	1,971,135
	Dow Chemical Co. 8.55%, due 5/15/19		197,000	209,100
	Eastman Chemical Co. 2.70%, due 1/15/20		4,915,000	4,885,745
	Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (a)		2,200,000	2,090,000
	W.R. Grace & Co. 5.125%, due 10/1/21 (a)		2,915,000	2,984,231
				21,447,791
	Commercial Services 1.2%
	Herc Rentals, Inc. 7.75%, due 6/1/24 (a)		3,300,000	3,572,250
	IHS Markit, Ltd. 4.75%, due 2/15/25 (a)		3,105,000	3,151,575
	Service Corp. International
	4.625%, due 12/15/27 (c)		1,363,000	1,315,295
	5.375%, due 1/15/22 (c)		3,699,000	3,772,943
	5.375%, due 5/15/24		530,000	550,697
	United Rentals North America, Inc. (c)
	5.50%, due 5/15/27		1,355,000	1,365,162
	5.875%, due 9/15/26		1,250,000	1,300,000
				15,027,922
	Computers 2.1%
¤	Apple, Inc. (c)
	1.55%, due 2/8/19		4,970,000	4,931,514
	1.55%, due 8/4/21		3,840,000	3,679,981
	3.85%, due 8/4/46		1,170,000	1,144,835
	Dell International LLC / EMC Corp. 6.02%, due 6/15/26 (a)		625,000	673,076
	Hewlett Packard Enterprise Co.
	3.60%, due 10/15/20		2,000,000	2,018,503
	4.40%, due 10/15/22		1,560,000	1,614,523
	International Business Machines Corp.
	1.90%, due 1/27/20		3,255,000	3,213,910
	5.60%, due 11/30/39		2,055,000	2,555,073
	NCR Corp.
	5.00%, due 7/15/22 (c)		3,545,000	3,545,000
	6.375%, due 12/15/23		1,909,000	1,980,587
				25,357,002
	Cosmetics & Personal Care 0.4%
	Estee Lauder Cos., Inc. 1.80%, due 2/7/20		2,050,000	2,014,563
	Unilever Capital Corp. 1.80%, due 5/5/20		3,500,000	3,437,656
				5,452,219
	Distribution & Wholesale 0.2%
	H&E Equipment Services, Inc. 5.625%, due 9/1/25		3,000,000	3,026,250

	Diversified Financial Services 2.8%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20		3,585,000	3,690,134
	Air Lease Corp.
	2.125%, due 1/15/20		2,215,000	2,175,827
	2.625%, due 7/1/22		2,155,000	2,080,856
	2.75%, due 1/15/23		1,040,000	1,004,084
	Ally Financial, Inc.
	3.50%, due 1/27/19		3,175,000	3,178,969
	8.00%, due 11/1/31		2,565,000	3,129,300
	Discover Financial Services 3.85%, due 11/21/22		300,000	300,301
	GE Capital International Funding Co. 2.342%, due 11/15/20		7,300,000	7,139,100
	International Lease Finance Corp. 5.875%, due 4/1/19		1,385,000	1,422,797
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)		560,000	564,407
	Protective Life Global Funding (a)
	1.555%, due 9/13/19		1,200,000	1,177,848
	2.161%, due 9/25/20		3,420,000	3,334,020
	Springleaf Finance Corp. 5.25%, due 12/15/19 (c)		1,140,000	1,162,800
	Synchrony Financial 4.50%, due 7/23/25		4,000,000	4,000,301
				34,360,744
	Diversified/Conglomerate Service 0.1%
	Vantiv LLC / Vanity Issuer Corp. 4.375%, due 11/15/25 (a)		1,325,000	1,280,281

	Electric 3.3%
	AEP Transmission Co. LLC 3.10%, due 12/1/26		3,360,000	3,242,188
	Appalachian Power Co. 3.30%, due 6/1/27		1,400,000	1,357,270
	Baltimore Gas & Electric Co. 2.40%, due 8/15/26		3,260,000	2,996,437
	Berkshire Hathaway Energy Co. 2.375%, due 1/15/21 (a)		1,700,000	1,671,412
	CMS Energy Corp.
	3.875%, due 3/1/24		1,705,000	1,727,384
	5.05%, due 3/15/22		1,350,000	1,430,325
	6.25%, due 2/1/20		1,360,000	1,433,682
	Consolidated Edison, Inc. 2.00%, due 3/15/20		2,090,000	2,054,616
	Duquesne Light Holdings, Inc. (a)
	5.90%, due 12/1/21		1,494,000	1,614,529
	6.40%, due 9/15/20		3,435,000	3,675,661
	Entergy Arkansas, Inc. 3.50%, due 4/1/26		960,000	957,600
	FirstEnergy Transmission LLC (a)
	4.35%, due 1/15/25		1,675,000	1,723,552
	5.45%, due 7/15/44		2,370,000	2,719,922
	Florida Power & Light Co. 2.75%, due 6/1/23		2,155,000	2,112,754
	Great Plains Energy, Inc.
	4.85%, due 6/1/21		1,455,000	1,506,352
	5.292%, due 6/15/22 (f)		795,000	847,180
	MidAmerican Energy Co. 3.10%, due 5/1/27		4,500,000	4,371,819
	Public Service Electric & Gas Co. 3.00%, due 5/15/27		2,635,000	2,534,594
	Puget Energy, Inc. 5.625%, due 7/15/22		585,000	628,802
	WEC Energy Group, Inc. 3.951% (3 Month LIBOR + 2.113%), due 5/15/67 (b)		1,860,340	1,813,831
				40,419,910
	Electronics 0.4%
	Honeywell International, Inc.
	1.40%, due 10/30/19		990,000	972,091
	5.375%, due 3/1/41		3,000,000	3,656,441
				4,628,532
	Entertainment 0.9%
	Eldorado Resorts, Inc.
	6.00%, due 4/1/25		3,417,000	3,468,255
	7.00%, due 8/1/23		1,045,000	1,105,610
	International Game Technology PLC 6.25%, due 2/15/22 (a)		2,595,000	2,718,263
	Scientific Games International, Inc. 5.00%, due 10/15/25 (a)		3,500,000	3,403,750
				10,695,878
	Environmental Controls 0.6%
	Republic Services, Inc. 4.75%, due 5/15/23		3,665,000	3,882,479
	Waste Management, Inc.
	2.40%, due 5/15/23		505,000	481,725
	3.15%, due 11/15/27		1,615,000	1,538,792
	4.60%, due 3/1/21		1,800,000	1,872,045
				7,775,041
	Food 2.4%
	Ingredion, Inc. 3.20%, due 10/1/26		1,935,000	1,853,107
	Kerry Group Financial Services 3.20%, due 4/9/23 (a)		2,151,000	2,126,710
	Kraft Heinz Foods Co.
	4.875%, due 2/15/25 (a)		2,252,000	2,347,968
	5.00%, due 6/4/42		1,840,000	1,840,956
	Kroger Co. 1.50%, due 9/30/19		2,805,000	2,739,344
	Mondelez International Holdings Netherlands B.V. (a)
	1.625%, due 10/28/19		3,060,000	2,996,955
	2.00%, due 10/28/21		3,355,000	3,201,604
	Smithfield Foods, Inc. (a)
	2.70%, due 1/31/20		4,725,000	4,658,136
	3.35%, due 2/1/22		1,805,000	1,767,431
	Sysco Corp.
	3.25%, due 7/15/27		4,145,000	3,963,042
	3.30%, due 7/15/26		1,735,000	1,674,407
				29,169,660
	Food Services 0.2%
	Aramark Services, Inc. 4.75%, due 6/1/26 (c)		2,790,000	2,699,325

	Forest Products & Paper 0.6%
	Georgia-Pacific LLC
	5.40%, due 11/1/20 (a)		4,000,000	4,228,714
	8.00%, due 1/15/24		2,180,000	2,701,471
	International Paper Co. 7.30%, due 11/15/39		157,000	205,660
				7,135,845
	Gas 0.5%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25		500,000	482,500
	5.625%, due 5/20/24 (c)		2,754,000	2,736,787
	5.75%, due 5/20/27		350,000	334,688
	NiSource, Inc. 3.49%, due 5/15/27		2,600,000	2,512,735
				6,066,710
	Health Care - Products 1.9%
	Abbott Laboratories 3.75%, due 11/30/26		5,181,000	5,153,267
	Baxter International, Inc. 2.60%, due 8/15/26		6,085,000	5,540,773
	Becton Dickinson & Co.
	3.363%, due 6/6/24		2,245,000	2,160,810
	2.675%, due 12/15/19		4,575,000	4,548,556
	Medtronic Global Holdings SCA 1.70%, due 3/28/19		3,605,000	3,571,876
	Stryker Corp. 2.625%, due 3/15/21		1,500,000	1,484,037
	Zimmer Biomet Holdings, Inc. 2.70%, due 4/1/20		1,190,000	1,177,080
				23,636,399
	Health Care - Services 0.3%
	Laboratory Corp. of America Holdings 2.50%, due 11/1/18		4,100,000	4,096,524

	Home Builders 2.2%
	D.R. Horton, Inc.
	3.75%, due 3/1/19		3,905,000	3,922,919
	4.375%, due 9/15/22		3,350,000	3,468,225
	KB Home 8.00%, due 3/15/20 (c)		1,925,000	2,069,375
	Lennar Corp.
	4.50%, due 6/15/19		2,970,000	2,981,137
	4.50%, due 11/15/19		1,300,000	1,309,750
	5.875%, due 11/15/24 (a)		800,000	828,000
	6.25%, due 12/15/21 (a)		1,150,000	1,216,125
	6.95%, due 6/1/18		46,000	46,230
	8.375%, due 5/15/18 (a)		885,000	891,107
	MDC Holdings, Inc.
	5.50%, due 1/15/24		2,425,000	2,461,375
	5.625%, due 2/1/20		1,072,000	1,108,180
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		2,475,000	2,623,500
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, due 6/15/19 (c)		4,230,000	4,240,575
				27,166,498
	Housewares 0.6%
	Newell Brands, Inc. 3.85%, due 4/1/23		6,000,000	5,988,321
	Scotts Miracle-Gro Co. 5.25%, due 12/15/26		1,960,000	1,942,850
				7,931,171
	Insurance 3.9%
	Chubb Corp. 3.972% (3 Month LIBOR + 2.25%), due 3/29/67 (b)		2,495,000	2,494,251
	Jackson National Life Global Funding 2.20%, due 1/30/20 (a)		2,055,000	2,031,501
	Liberty Mutual Group, Inc. (a)
	4.25%, due 6/15/23		2,695,000	2,750,548
	7.80%, due 3/7/87		102,000	126,225
	10.75% (3 Month LIBOR + 7.12%), due 6/15/88 (d)		987,000	1,529,850
	Lincoln National Corp. 4.242% (3 Month LIBOR + 2.358%), due 5/17/66 (b)		7,583,000	7,318,808
	Markel Corp. 5.00%, due 4/5/46		2,600,000	2,734,190
	MassMutual Global Funding II (a)
	2.10%, due 8/2/18		1,400,000	1,398,102
	2.50%, due 10/17/22		3,670,000	3,560,984
	2.95%, due 1/11/25		2,995,000	2,899,012
	Metropolitan Life Global Funding I 1.75%, due 9/19/19 (a)		2,630,000	2,592,732
	Oil Insurance, Ltd. 5.29% (3 Month LIBOR + 2.982%), due 12/29/49 (a)(b)(e)		1,648,000	1,590,320
	Pricoa Global Funding I 2.55%, due 11/24/20 (a)		2,025,000	2,004,247
	Principal Life Global Funding II 2.375%, due 11/21/21 (a)		5,550,000	5,386,064
	Protective Life Corp. 8.45%, due 10/15/39		1,564,000	2,304,467
	Prudential Financial, Inc.
	3.878%, due 3/27/28		760,000	770,285
	4.418%, due 3/27/48		2,385,000	2,457,943
	5.625% (3 Month LIBOR + 3.92%), due 6/15/43 (d)		1,245,000	1,305,694
	Voya Financial, Inc. 3.65%, due 6/15/26		410,000	399,645
	XLIT, Ltd. 4.45%, due 3/31/25		2,665,000	2,682,268
				48,337,136
	Internet 2.5%
¤	Amazon.com, Inc.
	3.875%, due 8/22/37 (a)		4,850,000	4,832,828
	5.20%, due 12/3/25		4,210,000	4,691,872
	Booking Holdings, Inc. 3.60%, due 6/1/26		3,935,000	3,865,766
	Expedia Group, Inc. 3.80%, due 2/15/28		2,560,000	2,377,572
	Match Group, Inc. 5.00%, due 12/15/27 (a)		1,775,000	1,748,375
	Tencent Holdings, Ltd. 3.80%, due 2/11/25 (a)		5,450,000	5,465,603
	VeriSign, Inc. 4.625%, due 5/1/23		3,670,000	3,664,312
	Zayo Group LLC / Zayo Capital, Inc. 5.75%, due 1/15/27 (a)		3,800,000	3,714,500
				30,360,828
	Iron & Steel 0.9%
	AK Steel Corp. 7.625%, due 10/1/21 (c)		2,860,000	2,931,500
	ArcelorMittal 7.25%, due 10/15/39		2,350,000	2,778,875
	Steel Dynamics, Inc. 5.25%, due 4/15/23		2,100,000	2,126,250
	Vale Overseas, Ltd. 6.25%, due 8/10/26		2,780,000	3,113,600
				10,950,225
	Leisure Time 0.3%
	NCL Corp., Ltd. 4.75%, due 12/15/21 (a)		1,000,000	1,010,000
	Royal Caribbean Cruises, Ltd. 2.65%, due 11/28/20		2,630,000	2,590,692
				3,600,692
	Lodging 0.6%
	Boyd Gaming Corp. 6.375%, due 4/1/26		1,000	1,043
	Marriott International, Inc.
	6.75%, due 5/15/18		185,000	185,891
	7.15%, due 12/1/19		1,334,000	1,417,046
	MGM Resorts International
	6.00%, due 3/15/23 (c)		2,300,000	2,415,000
	8.625%, due 2/1/19		475,000	496,123
	Wyndham Worldwide Corp. 4.15%, due 4/1/24		2,470,000	2,463,607
				6,978,710
	Machinery - Construction & Mining 1.0%
¤	Caterpillar Financial Services Corp.
	2.10%, due 1/10/20		5,790,000	5,724,295
	2.90%, due 3/15/21		6,385,000	6,367,815
				12,092,110
	Machinery - Diversified 0.7%
	CNH Industrial Capital LLC
	4.375%, due 4/5/22		3,550,000	3,594,375
	4.875%, due 4/1/21 (c)		4,355,000	4,480,206
				8,074,581
	Media 2.2%
	Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, due 7/23/22		2,770,000	2,829,525
	Clear Channel Worldwide Holdings, Inc. Series B 6.50%, due 11/15/22 (c)		1,385,000	1,413,669
	DISH DBS Corp. 4.25%, due 4/1/18 (c)		2,500,000	2,500,000
	Sirius XM Radio, Inc. (a)
	3.875%, due 8/1/22		2,545,000	2,438,110
	5.375%, due 7/15/26		3,000,000	2,962,500
	Sky PLC 3.75%, due 9/16/24 (a)		1,105,000	1,121,840
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		740,000	878,279
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (a)		5,335,000	5,148,275
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (a)		2,985,000	2,910,375
	Vrio Finco 1 Llc / Vrio Finco 2, Inc. 6.875%, due 4/4/28 (a)		3,675,000	3,697,969
	Walt Disney Co. 0.875%, due 7/12/19		980,000	959,444
				26,859,986
	Mining 0.7%
	Anglo American Capital PLC 4.125%, due 4/15/21 (a)		3,300,000	3,347,553
	FMG Resources (August 2006) Pty, Ltd. (a)
	5.125%, due 5/15/24		1,190,000	1,173,626
	9.75%, due 3/1/22		3,405,000	3,751,884
				8,273,063
	Miscellaneous - Manufacturing 0.9%
	Amsted Industries, Inc. (a)
	5.00%, due 3/15/22		1,860,000	1,864,650
	5.375%, due 9/15/24		2,100,000	2,100,000
	Siemens Financieringsmaatschappij N.V. (a)
	2.15%, due 5/27/20		1,480,000	1,455,766
	2.70%, due 3/16/22		2,485,000	2,444,748
	Textron Financial Corp. 3.574% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		3,720,000	3,394,500
				11,259,664
	Multi-National 0.5%
	International Bank For Reconstruction & Development 1.375%, due 4/22/19 (c)		5,875,000	5,826,390

	Oil & Gas 2.7%
	Anadarko Petroleum Corp. (zero coupon), due 10/10/36		6,555,000	2,770,596
	Andeavor
	5.125%, due 12/15/26 (c)		5,755,000	6,077,428
	3.80%, due 4/1/28		405,000	386,343
	Chevron Corp. 1.686%, due 2/28/19		2,330,000	2,315,058
	Gazprom Via Gaz Capital S.A. 7.288%, due 8/16/37 (a)		2,500,000	2,947,180
	Murphy Oil USA, Inc. 6.00%, due 8/15/23		4,348,000	4,473,005
	Petrobras Global Finance B.V. 7.375%, due 1/17/27		7,330,000	7,942,055
	Petroleos Mexicanos 6.75%, due 9/21/47		6,610,000	6,688,527
				33,600,192
	Packaging & Containers 0.8%
	Ball Corp. 5.00%, due 3/15/22		4,240,000	4,388,400
	Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, due 1/15/23 (c)		1,500,000	1,488,750
	Sealed Air Corp. (a)
	4.875%, due 12/1/22		1,875,000	1,893,750
	5.50%, due 9/15/25		1,260,000	1,304,100
	WestRock MWV LLC 7.375%, due 9/1/19		900,000	953,423
				10,028,423
	Pharmaceuticals 2.4%
	Allergan Funding SCS 3.45%, due 3/15/22		4,165,000	4,129,392
	CVS Health Corp. 2.687%, due 3/9/20 (b)		3,550,000	3,563,312
	Eli Lilly & Co. 2.35%, due 5/15/22		1,700,000	1,660,398
	inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 7.50%, due 10/1/24 (a)		3,095,000	3,288,438
	Johnson & Johnson 2.25%, due 3/3/22		4,100,000	4,012,750
	Novartis Capital Corp. 1.80%, due 2/14/20		2,850,000	2,804,648
	Pfizer, Inc. 1.20%, due 6/1/18		5,650,000	5,642,232
	Valeant Pharmaceuticals International, Inc. 5.50%, due 11/1/25 (a)		4,590,000	4,468,365
				29,569,535
	Pipelines 0.7%
	MPLX, L.P.
	4.125%, due 3/1/27		1,780,000	1,763,627
	4.00%, due 3/15/28		2,500,000	2,463,789
	Spectra Energy Partners, L.P.
	3.375%, due 10/15/26		2,100,000	1,982,015
	4.75%, due 3/15/24		818,000	859,229
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.125%, due 11/15/19		750,000	751,875
	5.25%, due 5/1/23		950,000	957,125
				8,777,660
	Private Equity 0.4%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 6.00%, due 8/1/20		4,445,000	4,533,900

	Real Estate Investment Trusts 1.9%
	American Tower Corp. 3.00%, due 6/15/23		5,000,000	4,829,107
	Crown Castle International Corp. 3.40%, due 2/15/21		4,290,000	4,306,259
	Equinix, Inc.
	5.75%, due 1/1/25		2,000,000	2,080,000
	5.875%, due 1/15/26		2,275,000	2,371,688
	ESH Hospitality, Inc. 5.25%, due 5/1/25 (a)		5,145,000	5,005,056
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		329,000	325,206
	Iron Mountain, Inc.
	4.875%, due 9/15/27 (a)		925,000	857,938
	5.25%, due 3/15/28 (a)		3,410,000	3,209,662
	5.75%, due 8/15/24		200,000	193,750
	6.00%, due 8/15/23		340,000	351,427
				23,530,093
	Retail 1.9%
	Alimentation Couche-Tard, Inc. 2.35%, due 12/13/19 (a)		3,035,000	2,999,455
	AutoNation, Inc. 6.75%, due 4/15/18		830,000	831,020
	AutoZone, Inc. 3.75%, due 6/1/27		2,735,000	2,679,049
	Darden Restaurants, Inc. 3.85%, due 5/1/27		2,025,000	2,003,215
	Dollar General Corp. 3.25%, due 4/15/23		4,115,000	4,076,202
	Home Depot, Inc. 2.125%, due 9/15/26		2,415,000	2,184,572
	O'Reilly Automotive, Inc. 3.55%, due 3/15/26		3,000,000	2,934,013
	QVC, Inc. 4.85%, due 4/1/24		2,300,000	2,341,017
	Starbucks Corp. 2.45%, due 6/15/26		2,950,000	2,751,799
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.75%, due 3/1/25		80,000	76,800
				22,877,142
	Semiconductors 0.9%
	NXP B.V. / NXP Funding LLC (a)
	4.625%, due 6/15/22		1,755,000	1,794,488
	4.625%, due 6/1/23		1,065,000	1,083,957
	Qorvo, Inc.
	6.75%, due 12/1/23		2,500,000	2,665,625
	7.00%, due 12/1/25		1,700,000	1,845,911
	Sensata Technologies B.V. 5.00%, due 10/1/25 (a)		3,890,000	3,831,650
				11,221,631
	Software 1.8%
	First Data Corp. (a)
	5.00%, due 1/15/24		2,103,000	2,103,000
	7.00%, due 12/1/23		1,193,000	1,252,292
	Microsoft Corp.
	1.10%, due 8/8/19		4,635,000	4,557,652
	1.85%, due 2/6/20		4,520,000	4,474,925
	MSCI, Inc. 5.75%, due 8/15/25 (a)		4,005,000	4,184,024
	Oracle Corp.
	2.65%, due 7/15/26		1,920,000	1,795,212
	4.30%, due 7/8/34		935,000	987,102
	PTC, Inc. 6.00%, due 5/15/24 (c)		2,569,000	2,691,028
				22,045,235
	Special Purpose Entity 0.3%
	CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (a)		3,260,000	3,087,448

	Telecommunications 2.9%
	AT&T, Inc. 3.20%, due 3/1/22		4,275,000	4,252,291
	Cisco Systems, Inc. 1.85%, due 9/20/21		1,060,000	1,023,217
	CommScope Technologies LLC 5.00%, due 3/15/27 (a)		1,600,000	1,520,000
	CommScope, Inc. 5.00%, due 6/15/21 (a)		1,563,000	1,584,491
	Hughes Satellite Systems Corp.
	5.25%, due 8/1/26		540,000	529,200
	6.50%, due 6/15/19		900,000	927,000
	Rogers Communications, Inc.
	3.625%, due 12/15/25		4,995,000	4,977,417
	4.30%, due 2/15/48		2,100,000	2,108,621
	Sprint Capital Corp. 6.90%, due 5/1/19 (c)		1,043,000	1,074,290
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, due 3/20/25 (a)		1,585,000	1,590,944
	T-Mobile USA, Inc.
	4.50%, due 2/1/26		2,245,000	2,155,200
	6.00%, due 3/1/23		1,200,000	1,248,000
	6.50%, due 1/15/26		1,235,000	1,312,188
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		3,055,000	3,735,348
	Telecom Italia S.p.A. 5.303%, due 5/30/24 (a)		450,000	457,875
	Telefonica Emisiones SAU
	4.57%, due 4/27/23		1,781,000	1,872,638
	5.462%, due 2/16/21		279,000	296,605
	Verizon Communications, Inc.
	3.00%, due 11/1/21		2,635,000	2,614,586
	5.15%, due 9/15/23		1,722,000	1,857,847
				35,137,758
	Textiles 0.3%
	Cintas Corp. No 2 2.90%, due 4/1/22		3,805,000	3,745,546

	Transportation 0.5%
	United Parcel Service, Inc. 2.50%, due 4/1/23		5,830,000	5,649,113
	Total Corporate Bonds (Cost $1,019,047,368)			1,008,942,588

	Foreign Bonds 0.1%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	401,000	684,348
	Total Foreign Bonds (Cost $655,292)			684,348

	Loan Assignments 13.8% (b)
	Advertising 0.9%
	Outfront Media Capital LLC 2017 Term Loan B 3.872% (1 Month LIBOR + 2.00%), due 3/18/24		$5,362,500	5,388,352
	USAGM HoldCo LLC
	2015 Term Loan 6.052% (3 Month LIBOR + 3.75%), due 7/28/22		3,062,500	3,018,884
	2015 2nd Lien Term Loan 10.272% (3 Month LIBOR + 8.50%), due 7/28/23 (g)		3,125,000	3,078,125
				11,485,361
	Auto Parts & Equipment 0.2%
	TI Group Automotive Systems LLC 2015 USD Term Loan 4.377% (1 Month LIBOR + 2.50%), due 6/30/22		2,174,115	2,183,627

	Building Materials 0.6%
	Builders FirstSource, Inc. 2017 Term Loan B 5.302% (3 Month LIBOR + 3.00%), due 2/29/24		1,974,874	1,981,575
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.627% (1 Month LIBOR + 2.75%), due 11/15/23		4,735,577	4,754,813
				6,736,388
	Buildings & Real Estate 0.3%
	Realogy Corp. 2018 Term Loan B 3.961% (1 Month LIBOR + 2.25%), due 2/8/25		4,001,810	4,021,819

	Chemicals, Plastics & Rubber 0.4%
	Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 4.302% (3 Month LIBOR + 2.00%), due 6/1/24		4,375,573	4,384,687

	Commercial Services 1.2%
	Electro Rent Corp. 1st Lien Term Loan 6.984% (3 Month LIBOR + 5.00%), due 1/31/24 (g)		2,370,000	2,375,925
	Global Payments, Inc. 2018 Term Loan B3 3.627% (1 Month LIBOR + 1.75%), due 4/21/23 (g)		1,861,200	1,864,690
	KAR Auction Services, Inc. Term Loan B4 4.563% (3 Month LIBOR + 2.25%), due 3/11/21		1,588,531	1,599,452
	ServiceMaster Co. 2016 Term Loan B 4.377% (1 Month LIBOR + 2.50%), due 11/8/23		4,379,563	4,391,422
	U.S. Security Associates Holdings, Inc. 2016 Term Loan 5.802% (3 Month LIBOR + 3.50%), due 7/14/23		3,940,643	3,948,032
				14,179,521
	Computers 0.6%
	Dell, Inc. 2017 1st Lien Term Loan 3.88% (1 Month LIBOR + 2.00%), due 9/7/23		4,466,307	4,470,296
	Tempo Acquisition LLC Term Loan 4.877% (1 Month LIBOR + 3.00%), due 5/1/24		3,146,226	3,159,006
				7,629,302
	Diversified/Conglomerate Service 0.2%
	Vantiv LLC 2017 Term Loan B4 3.777% (1 Month LIBOR + 2.00%), due 8/9/24		2,800,000	2,814,000

	Environmental Controls 0.3%
	GFL Environmental, Inc. USD Term Loan B 5.052% (3 Month LIBOR + 2.75%), due 9/29/23		3,940,000	3,954,775

	Food 0.2%
	Post Holdings, Inc. 2017 Series A Incremental Term Loan 3.88% (1 Month LIBOR + 2.00%), due 5/24/24		2,630,125	2,634,646

	Food - Wholesale 0.4%
	Pinnacle Foods Finance LLC 2018 Term Loan B 3.377% (1 Month LIBOR + 1.75%), due 2/2/24		2,213,570	2,215,915
	U.S. Foods, Inc. 2016 Term Loan B 4.377% (1 Month LIBOR + 2.50%), due 6/27/23		5,182,688	5,215,800
				5,215,800
	Gaming 0.1%
	Mohegan Tribal Gaming Authority 2016 Term Loan B 5.877% (1 Month LIBOR + 4.00%), due 10/13/23		962,219	961,256

	Hand & Machine Tools 0.3%
	Milacron LLC Amended Term Loan B 4.377% (1 Month LIBOR + 2.50%), due 9/28/23		3,444,873	3,453,485

	Health Care - Products 0.5%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 5.627% (1 Month LIBOR + 3.75%), due 6/30/21		4,085,385	4,116,026
	Sotera Health Holdings LLC 2017 Term Loan B 4.877% (1 Month LIBOR + 3.00%), due 5/15/22		1,915,327	1,919,316
				6,035,342
	Health Care - Services 0.3%
	MPH Acquisition Holdings LLC 2016 Term Loan B 5.052% (3 Month LIBOR + 2.75%), due 6/7/23		3,884,150	3,901,143

	Health Services 1.0%
	BWAY Holding Co. 2017 Term Loan B 4.958% (3 Month LIBOR + 3.25%), due 4/3/24		3,265,325	3,278,931
	ExamWorks Group, Inc. 2017 Term Loan 5.127% (1 Month LIBOR + 3.25%), due 7/27/23		4,555,770	4,585,382
	INC Research Holdings, Inc. 2017 Term Loan B 4.127% (1 Month LIBOR + 2.25%), due 8/1/24		4,889,531	4,902,518
				12,766,831
	Holding Company - Diversified 0.3%
	Titan Acquisition, Ltd. 2018 Term Loan B TBD, due 3/28/25		3,650,000	3,642,014

	Household Products & Wares 0.4%
	KIK Custom Products, Inc. 2015 Term Loan B 5.875% (1 Month LIBOR + 4.00%), due 5/15/23		2,439,301	2,461,153
	Prestige Brands, Inc. Term Loan B5 3.877% (1 Month LIBOR + 2.00%), due 1/26/24		3,032,357	3,038,673
				5,499,826
	Internet 0.2%
	Match Group, Inc. 2017 Term Loan B 4.286% (1 Month LIBOR + 2.50%), due 11/16/22 (g)		1,859,375	1,868,672

	Iron & Steel 0.3%
	Signode Industrial Group U.S., Inc. USD Term Loan B 5.423% (PRIME + 1.75%), due 5/4/21 (g)		3,855,101	3,840,645

	Lodging 0.6%
	Boyd Gaming Corp. Term Loan B3 4.236% (1 Week LIBOR + 2.50%), due 9/15/23		477,916	480,306
	Hilton Worldwide Finance LLC Term Loan B2 3.872% (1 Month LIBOR + 2.00%), due 10/25/23		5,366,521	5,392,741
	MGM Growth Prop. Operating Partnership, L.P. 2016 Term Loan B 3.877% (1 Month LIBOR + 2.00%), due 4/25/23		980,000	981,960
				6,855,007
	Machinery - Diversified 0.3%
	Zebra Technologies Corp. 2017 Term Loan B 3.753% (3 Month LIBOR + 2.00%), due 10/27/21		3,598,655	3,618,149

	Media 0.6%
	Nielsen Finance LLC USD Term Loan B4 3.718% (1 Month LIBOR + 2.00%), due 10/4/23		2,977,500	2,984,944
	Virgin Media Bristol LLC 2017 USD Term Loan 4.277% (1 Month LIBOR + 2.50%), due 1/15/26		4,100,000	4,120,500
				7,105,444
	Miscellaneous - Manufacturing 0.1%
	Gates Global LLC 2017 USD Repriced Term Loan B 5.052% (3 Month LIBOR + 2.75%), due 4/1/24		1,344,017	1,350,905

	Packaging & Containers 0.6%
	Berry Plastics Group, Inc. Term Loan O 3.74% (1 Month LIBOR + 2.00%), due 2/8/20		2,956,863	2,969,184
	Klockner-Pentaplast of America, Inc. USD 2017 Term Loan B2 6.127% (1 Month LIBOR + 4.25%), due 6/30/22		3,134,250	3,015,408
	Reynolds Group Holdings, Inc. USD 2017 Term Loan 4.627% (1 Month LIBOR + 2.75%), due 2/5/23		1,896,185	1,905,236
				7,889,828
	Semiconductors & Semiconductor Equipment 0.2%
	ON Semiconductor Corp. 2017 1st Lien Term Loan 3.877% (1 Month LIBOR + 2.00%), due 3/31/23		2,002,520	2,012,032

	Software 0.2%
	First Data Corp. 2024 USD Term Loan 4.122% (1 Month LIBOR + 2.25%), due 4/26/24		2,315,868	2,319,244

	Support Services 1.0%
	Advanced Disposal Services, Inc. Term Loan B3 3.981% (1 Week LIBOR + 2.25%), due 11/10/23		5,850,424	5,865,050
	Change Healthcare Holdings, Inc. 2017 Term Loan B 4.627% (1 Month LIBOR + 2.75%), due 3/1/24		6,059,286	6,071,065
				11,936,115
	Telecommunications 1.1%
	Level 3 Financing, Inc. 2017 Term Loan B 4.111% (1 Month LIBOR + 2.25%), due 2/22/24		5,875,000	5,880,511
	SBA Senior Finance II LLC Term Loan B1 3.99% (1 Week LIBOR + 2.25%), due 3/24/21		4,277,039	4,283,151
	Sprint Communications, Inc. 1st Lien Term Loan B 4.438% (1 Month LIBOR + 2.50%), due 2/2/24		3,564,000	3,562,888
				13,726,550
	Transportation 0.2%
	XPO Logistics, Inc. 2018 Term Loan B 3.92% (3 Month LIBOR + 2.00%), due 2/24/25		2,477,254	2,484,996
	Total Loan Assignments (Cost $168,091,842)			168,723,325

	Mortgage-Backed Securities 0.0% ‡
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.0% ‡
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 3.495%, due 7/25/36 (h)		17,979	18,154
	Total Mortgage-Backed Securities (Cost $15,356)			18,154

	U.S. Government & Federal Agencies 0.4%
	Federal National Mortgage Association 0.4%
	(zero coupon), due 10/9/19		5,700,000	5,498,137
	Total U.S. Government & Federal Agencies (Cost $5,543,735)			5,498,137
	Total Long-Term Bonds (Cost $1,194,681,221)			1,186,136,342

		Shares
	Convertible Preferred Stocks 0.1%
	Banks 0.1%
¤	Bank of America Corp. Series L 7.25%	400	515,780
	Wells Fargo & Co. 7.50%	400	516,000
			1,031,780
	Total Convertible Preferred Stocks (Cost $828,353)		1,031,780

	Principal Amount
Short-Term Investment 4.4%
Repurchase Agreement 4.4%
Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $53,837,936 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 11/30/20, with a Principal Amount of $55,720,000 and a Market Value of $54,913,954)	$53,833,510	53,833,510
Total Short-Term Investment (Cost $53,833,510)		53,833,510
Total Investments, Before Investments Sold Short (Cost $1,249,343,084)	101.4%	1,241,001,632

	Shares
Investments Sold Short (2.1%)
Corporate Bonds Sold Short (2.1%)
Internet & Direct Marketing Retail (1.6%)
Altice France (a) 7.375%, due 5/1/26	(11,600,000)	(11,049,000)
Netflix, Inc. 4.375%, due 11/15/26	(8,495,000)	(8,027,775)
		(19,076,775)
Oil & Gas (0.5%)
Noble Energy, Inc.
4.15%, due 12/15/21	(1,000,000)	(1,021,885)
3.90%, due 11/15/24	(5,655,000)	(5,652,093)
		(6,673,978)
Total Corporate Bonds Sold Short (Proceeds $26,023,357)		(25,750,753)
Total Investments Sold Short (Proceeds $26,023,357)		(25,750,753)
Total Investments, Net of Investments Sold Short (Cost $1,223,319,727)	99.3	1,215,250,879
Other Assets, Less Liabilities	0.7	8,828,271
Net Assets	100.0%	$1,224,079,150

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2018, excluding short-term investment. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2018.
(c)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for securities Sold Short.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2018.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Step coupon - Rate shown was the rate in effect as of March 31, 2018.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2018.

As of March 31, 2018, the Portfolio held the following foreign currency forward contracts1:

Foreign Currency Sales Contracts	Settlement Date	Counterparty	Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation (Depreciation)
Pound Sterling vs. U.S. Dollar	5/2/18	JPMorgan Chase Bank N.A.	GBP	528,000	$755,800	$14,134
Euro vs. U.S. Dollar	5/2/18	JPMorgan Chase Bank N.A.	EUR	2,835,000	3,524,614	29,334
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$43,468

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

As of March 31, 2018, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(512)	June 2018	$(61,564,130)	$(62,024,000)	$(459,870)
2-Year United States Treasury Note	(2,729)	June 2018	(580,281,485)	(580,210,987)	70,498
5-Year United States Treasury Note	363	June 2018	41,456,448	41,549,320	92,872
Euro Bund	(151)	June 2018	(29,207,170)	(29,621,760)	(414,590)
United States Treasury Long Bond	(207)	June 2018	(29,736,364)	(30,351,375)	(615,011)
			$(659,332,701)	$(660,658,802)	$(1,326,101)

1.	As of March 31, 2018, cash in the amount of $2,205,846 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2018.

Swap Contracts

As of March 31, 2018, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$550,000,000	USD	4/8/2018	Fixed 0.850%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	$335	$156,453	$156,118
$115,000,000	USD	7/22/2018	Fixed 0.937%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	1,273	468,914	467,641
$100,000,000	USD	8/8/2019	Fixed 1.621%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(15,837)	1,092,949	1,108,786
$330,000,000	USD	11/9/2019	Fixed 1.830%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	24,958	3,462,030	3,437,072
$50,000,000	USD	3/16/2023	Fixed 2.793%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	—	(192,313)	(192,313)
$50,000,000	USD	3/29/2023	Fixed 2.762%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	—	(102,061)	(102,061)
						$10,729	$4,885,972	$4,875,243

1	As of March 31, 2018, cash in the amount of $2,893,646 was on deposit with a broker for centrally cleared swap agreements.

The following abbreviations are used in the preceding pages:

EUR	—Euro
GBP	—British Pound Sterling
LIBOR	—London Interbank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$197,011	$—	$197,011
Convertible Bonds	—	2,072,779	—	2,072,779
Corporate Bonds	—	1,008,942,588	—	1,008,942,588
Foreign Bonds	—	684,348	—	684,348
Loan Assignments	—	159,935,883	8,787,442	168,723,325
Mortgage-Backed Securities	—	18,154	—	18,154
U.S. Government & Federal Agencies	—	5,498,137	—	5,498,137
Total Long-Term Bonds	—	1,177,348,900	8,787,442	1,186,136,342
Convertible Preferred Stocks	1,031,780	—	—	1,031,780
Short-Term Investment
Repurchase Agreement	—	53,833,510	—	53,833,510
Total Investments in Securities	1,031,780	1,231,182,410	8,787,442	1,241,001,632
Other Financial Instruments
Foreign Currency Forward Contract (b)	—	43,468	—	43,468
Futures Contracts (b)	163,370	—	—	163,370
Interest Rate Swap Contracts (b)	—	5,169,617	—	5,169,617
Total Other Financial Instruments	163,370	5,213,085	—	5,376,455
Total Investments in Securities and Other Financial Instruments	$1,195,150	$1,236,395,495	$8,787,442	$1,246,378,087

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(25,750,753)	$—	$(25,750,753)
Total Long-Term Bonds Sold Short	—	(25,750,753)	—	(25,750,753)
Other Financial Instruments
Futures Contracts (b)	$(1,489,471)	$—	$—	$(1,489,471)
Interest Rate Swap Contracts (b)	—	(294,374)	—	(294,374)
Total Other Financial Instruments	(1,489,471)	(294,374)	—	(1,783,845)
Total Investments in Securities Sold Short and Other Financial Instruments	$(1,489,471)	$(26,045,127)	$—	$(27,534,598)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2018, securities with a market value of $4,945,356 transferred from Level 2 to Level 3 as the prices of these securities were based on significant unobservable inputs. As of December 31, 2017, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant observable inputs.

As of March 31, 2018, securities with a market value of $4,274,990 transferred from Level 3 to Level 2 as the prices of these securities were based on significant observable inputs. As of December 31, 2017, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Long-Term Bonds
Loan Assignments
Advertising	$-	$966	$-	$1,637	$-	$-		$3,075,522	$-	$3,078,125	$1,637
Commercial Services	4,274,990	-	-	-	-	-		-	(4,274,990)	-	-
Internet	-	985	-	(2,147)	-	-		1,869,834	-	1,868,672	(2,147)
Iron & Steel	3,921,296	370	106	(24,711)	-	(56,416	)(a)	-	-	3,840,645	(24,711)
Total	$8,196,286	$2,321	$106	$(25,221)	$-	$(56,416)		$4,945,356	$(4,274,990)	$8,787,442	$(25,221)

(a) Sales include principal reductions.

MainStay VP U.S. Government Money Market Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

	Principal Amount	Value
Short-Term Investments 98.7% †
Government Agency Debt 54.1%
Federal Agricultural Mortgage Corp. (a)
1.568%, due 11/30/18 (b)	$10,000,000	$10,000,000
1.68%, due 4/10/18	5,000,000	4,998,212
1.69%, due 4/30/18	20,000,000	19,973,417
Federal Farm Credit Bank (a)
1.68%, due 4/3/18	1,400,000	1,399,890
1.68%, due 4/13/18	2,850,000	2,848,471
1.68%, due 4/19/18	15,000,000	14,987,400
1.69%, due 4/30/18	1,473,000	1,471,232
1.73%, due 5/10/18	10,000,000	9,982,775
1.785% (1 Month LIBOR + 0.045%), due 6/11/18 (b)	5,720,000	5,722,064
2.008% (1 Month LIBOR + 0.20%), due 6/18/18 (b)	9,265,000	9,271,844
Federal Home Loan Bank (a)
(zero coupon), due 4/2/18	10,000,000	9,999,561
1.546% (1 Month LIBOR - 0.14%), due 7/3/18 (b)	10,000,000	9,999,891
1.68%, due 4/3/18	5,000,000	4,999,577
1.68%, due 4/10/18	10,000,000	9,996,100
1.68%, due 4/23/18	25,000,000	24,974,486
1.68%, due 4/27/18	4,550,000	4,544,404
1.73%, due 5/1/18	10,000,000	9,986,542
1.73%, due 5/2/18	1,100,000	1,098,380
1.73%, due 5/14/18	5,000,000	4,990,265
1.75%, due 6/19/18	5,000,000	4,981,128
Federal Home Loan Mortgage Corp. (a)
1.68%, due 4/3/18	10,000,000	9,999,214
1.68%, due 4/4/18	10,000,000	9,998,896
1.68%, due 4/23/18	10,000,000	9,991,689
1.73%, due 5/2/18	10,000,000	9,988,461
Federal National Mortgage Association (a)
1.68%, due 4/16/18	10,000,000	9,993,666
1.68%, due 4/24/18	15,000,000	14,984,044
1.73%, due 5/7/18	15,000,000	14,974,725
Tennessee Valley Authority 1.68%, due 4/10/18 (a)	15,000,000	14,993,419
Total Government Agency Debt (Cost $261,149,753)		261,149,753

Treasury Debt 23.8%
United States Treasury Bills (a)
1.618%, due 4/26/18	10,000,000	9,988,675
1.648%, due 4/5/18	15,000,000	14,997,682
1.657%, due 4/19/18	15,000,000	14,987,467
1.659%, due 4/12/18	15,000,000	14,993,125
United States Treasury Notes (a)
0.625%, due 6/30/18	5,000,000	4,992,937
0.75%, due 4/30/18	5,000,000	4,998,573
0.75%, due 7/31/18	5,000,000	4,991,053
0.75%, due 8/31/18	5,000,000	4,989,816
0.75%, due 9/30/18	5,000,000	4,987,116
0.75%, due 10/31/18	5,000,000	4,980,445
0.875%, due 5/31/18	5,000,000	4,997,595
1.00%, due 11/30/18	5,000,000	4,982,246
1.125%, due 2/28/19	5,000,000	4,960,660
1.25%, due 12/31/18	5,000,000	4,979,949
1.25%, due 3/31/19	5,000,000	4,956,622
1.50%, due 1/31/19	5,000,000	4,983,919
Total Treasury Debt (Cost $114,767,880)		114,767,880

Treasury Repurchase Agreements 20.8%
Bank of America N.A. 1.78%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $25,004,958 (Collateralized by a United States Treasury Note with a rate of 1.00% and a maturity of 9/30/19, with a Principal Amount of $25,841,500 and a Market Value of $25,500,006)	25,000,000	25,000,000
Bank of Montreal 1.75%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $25,004,875 (Collateralized by United States Treasury securities with rates between 0.00% and 8.75% and maturity dates between 5/31/18 and 4/15/28, with a Principal Amount of $23,190,900 and a Market Value of $25,500,056)	25,000,000	25,000,000
RBC Capital Markets 1.75%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $25,004,875 (Collateralized by United States Treasury securities with rates between 0.00% and 6.75% and maturity dates between 4/30/18 and 8/15/44, with a Principal Amount of $28,639,038 and a Market Value of $25,500,000)	25,000,000	25,000,000
Toronto Dominion Bank 1.75%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $25,463,964 (Collateralized by a United States Treasury Note with a rate of 2.75% and a maturity date of 2/15/24, with a Principal Amount of $25,761,400 and a Market Value of $25,968,280)	25,459,000	25,459,000
Total Treasury Repurchase Agreements (Cost $100,459,000)		100,459,000
Total Short-Term Investments (Cost $476,376,633)		476,376,633
Total Investments (Cost $476,376,633)	98.7%	476,376,633
Other Assets, Less Liabilities	1.3	6,218,476
Net Assets	100.0%	$482,595,109

†	Percentages indicated are based on Portfolio net assets.
(a)	Interest rate shown represents yield to maturity.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2018.

The following abbreviation is used in the preceding pages:

LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Government Agency Debt	$—	$261,149,753	$—	$261,149,753
Treasury Debt	—	114,767,880	—	114,767,880
Treasury Repurchase Agreements	—	100,459,000	—	100,459,000
Total Investments in Securities	$—	$476,376,633	$—	$476,376,633

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP VanEck Global Hard Assets Portfolio

Portfolio of Investments March 31, 2018 (Unaudited)

		Shares	Value
	Common Stocks 95.6% †
	Canada 18.7%
¤	Agnico Eagle Mines, Ltd. (Metals & Mining)	226,193	$9,515,917
	Barrick Gold Corp. (Metals & Mining)	346,500	4,313,925
¤	First Quantum Minerals, Ltd. (Metals & Mining)	1,076,200	15,111,156
	Goldcorp, Inc. (Metals & Mining)	149,300	2,063,326
	IAMGOLD Corp. (Metals & Mining) (a)	423,000	2,195,370
	Kinross Gold Corp. (Metals & Mining) (a)	898,500	3,549,075
	New Gold, Inc. (Metals & Mining) (a)	526,300	1,357,854
	Nutrien, Ltd. (Chemicals)	200,189	9,460,932
¤	Teck Resources, Ltd. Class B (Metals & Mining)	621,500	16,009,840
			63,577,395
	Luxembourg 1.2%
	Tenaris S.A., ADR (Energy Equipment & Services)	112,300	3,893,441

	South Africa 0.5%
	Petra Diamonds, Ltd. (Metals & Mining) (a)	1,786,100	1,641,364

	Switzerland 5.7%
¤	Glencore PLC (Metals & Mining) (a)	3,267,230	16,217,931
	Weatherford International PLC (Energy Equipment & Services) (a)	1,382,900	3,166,841
			19,384,772
	United Kingdom 4.7%
	KAZ Minerals PLC (Metals & Mining) (a)	347,000	4,176,124
	Randgold Resources, Ltd., ADR (Metals & Mining)	55,700	4,636,468
	Rio Tinto PLC, Sponsored ADR (Metals & Mining)	140,300	7,229,659
			16,042,251
	United States 64.8%
	Bunge, Ltd. (Food Products)	47,600	3,519,544
	CF Industries Holdings, Inc. (Chemicals)	229,800	8,670,354
	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	95,200	8,901,200
	CNX Resources Corp. (Oil, Gas & Consumable Fuels) (a)	442,500	6,827,775
¤	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	95,200	14,311,416
	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	55,475	1,607,111
¤	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	128,500	16,257,820
¤	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	128,500	13,527,195
	FTS International, Inc. (Energy Equipment & Services) (a)	37,400	687,786
	Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	230,200	6,298,272
	Green Plains, Inc. (Oil, Gas & Consumable Fuels)	272,100	4,571,280
	Halliburton Co. (Energy Equipment & Services)	182,700	8,575,938
	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage Real Estate Investment Trusts)	88,400	1,723,800
	Kirby Corp. (Marine) (a)	34,700	2,670,165
	Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels) (a)	290,400	2,529,384
	Louisiana-Pacific Corp. (Paper & Forest Products)	120,000	3,452,400
	Nabors Industries, Ltd. (Energy Equipment & Services)	968,500	6,769,815
	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	279,800	6,832,716
¤	Newmont Mining Corp. (Metals & Mining)	343,700	13,428,359
	Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	27,300	1,539,174
¤	Parsley Energy, Inc., Class A (Oil, Gas & Consumable Fuels) (a)	486,900	14,115,231
	Patterson-UTI Energy, Inc. (Energy Equipment & Services)	459,300	8,042,343
	PBF Energy, Inc., Class A (Oil, Gas & Consumable Fuels)	59,000	2,000,100
	PDC Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	151,700	7,437,851
¤	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	83,800	14,395,164
	ProPetro Holding Corp. (Energy Equipment & Services) (a)	364,800	5,796,672
	RSP Permian, Inc. (Oil, Gas & Consumable Fuels) (a)	122,000	5,719,360
	Schlumberger, Ltd. (Energy Equipment & Services)	118,700	7,689,386
	Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	581,200	1,139,152
	Steel Dynamics, Inc. (Metals & Mining)	207,000	9,153,540
	Sunrun, Inc. (Electrical Equipment) (a)	212,700	1,899,411
	Superior Energy Services, Inc. (Energy Equipment & Services) (a)	414,500	3,494,235
	Tyson Foods, Inc., Class A (Food Products)	93,600	6,850,584
			220,434,533
	Total Common Stocks (Cost $309,397,232)		324,973,756

	Principal Amount
Short-Term Investment 4.4%
Repurchase Agreement 4.4%
United States 4.4%
Fixed Income Clearing Corp. 0.74%, dated 3/29/18 due 4/2/18 Proceeds at Maturity $14,906,329 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 11/30/20, with a Principal Amount of $15,430,000 and a Market Value of $15,206,790) (Capital Markets)	$14,905,104	14,905,104

Total Short-Term Investment (Cost $14,905,104)		14,905,104
Total Investments (Cost $324,302,336)	100.0%	339,878,860
Other Assets, Less Liabilities	0.0 ‡	156,987
Net Assets	100.0%	$340,035,847

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2018, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$324,973,756	$—	$—	$324,973,756
Short-Term Investment
Repurchase Agreement	—	14,905,104	—	14,905,104
Total Investments in Securities	$324,973,756	$14,905,104	$—	$339,878,860

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2018, the Portfolio did not have any transfers among levels.

As of March 31, 2018, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS March 31, 2018 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay VP Funds Trust (the “Fund”) adopted procedures establishing methodologies for the valuation of each Portfolio's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Portfolios' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Portfolio.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Portfolios' third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committtee. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

“Fair value” is defined as the price that a Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for an identical asset or liability

• Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including each Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of March 31, 2018, the aggregate value by input level of each Portfolio's assets and liabilities is included at the end of each Portfolio's respective Portfolio of Investments or Consolidated Portfolio of Investments.

The Portfolios may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Portfolios’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Portfolios’ valuation procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended March 31, 2018, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of March 31, 2018, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Portfolios' net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of March 31, 2018, no foreign equity securities held by the Portfolios were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Securities held by the U.S. Government Money Market Portfolio are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market. As of March 31, 2018, the Portfolios did not hold any unfunded commitments.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of each Portfolio’s Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay VP High Yield Corporate Bond Portfolio

Asset Class	Fair Value at 3/31/18*	Valuation Technique	Unobservable Inputs	Range
Convertible Bond (2)	$18,740,891	Market Approach	Estimated Enterprise Value	$924.2m - $1,061.7m

Corporate Bonds (1)	26,357,853	Income Approach	Estimated Yield to Maturity	15.10%
			Spread Adjustment	3.28%

Common Stocks (3)	1,182,762	Market Approach	Estimated Enterprise Value	$924.2m - $1,061.7m
			Estimated Volatility	25.00%

	491,978	Market Approach	Terminal Value Multiple	9.5x
			Liquidity Discount	20.00%

	2,767,999	Market Approach	EBITDA Multiple	5.75x
			Discount Rate	10.00%
	$49,541,483

* The table above does not include a Level 3 investment that was valued by brokers without adjustment. As of March 31, 2018, the value of this investment was $3,477,851. The inputs for this investment were not readily available or cannot be reasonably estimated.

A portfolio security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or the Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Board, the Manager or the Subadvisor(s) determine the liquidity of a Portfolio’s investments; in doing so, the Manager or the Subadvisor(s) may consider various factors, including: (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities often valued in accordance with methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Portfolio’s investments, as shown in their respective accompanying Portfolio of Investments was determined as of March 31, 2018 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of March 31, 2018, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Investments in Affiliates (in 000s). During the period ended March 31, 2018, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life investments or its affiliates were as follows:

MainStay VP Floating Rate Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I (a)	$2,829	$—	$—	$—	$(49)	$2,780	$41	$—	492

MainStay VP Conservative Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost		Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$13,255	$17		$(271)	$33	$(475)	$12,559	$51		$—	639
IQ 50 Percent Hedged FTSE International ETF	33,112	19,383		(1,454)	255	(1,594)	49,702	153		—	2,361
IQ Chaikin U.S. Large Cap ETF	41	25,581		(440)	— (a)	(578)	24,604	76		—	981
IQ Chaikin U.S. Small Cap ETF	4,074	7,416		(155)	23	(472)	10,886	15		—	399
IQ Enhanced Core Plus Bond U.S. ETF	41,038	6,236		(12,199)	(431)	(877)	33,767	195		—	1,751
IQ Global Resources ETF	6,718	390		—	—	(255)	6,853	—		—	249
IQ S&P High Yield Low Volatility Bond ETF	11,148	2,293		(40)	(2)	(323)	13,076	85		—	533
MainStay Cushing MLP Premier Fund Class I	5,292	237		(50)	(21)	(651)	4,807	143		—	439
MainStay Epoch Capital Growth Fund Class I	8,176	—		(348)	73	(62)	7,839	—		—	617
MainStay Epoch Global Choice Fund Class I	20,551	—		(2,722)	319	(782)	17,366	—		—	831
MainStay Epoch International Choice Fund Class I	14,388	1,064		(474)	119	(512)	14,585	—		—	415
MainStay Epoch U.S. All Cap Fund Class I	13,133	197		(13,584)	1,735	(1,481)	—	—		—	—
MainStay Epoch U.S. All Cap Fund Class R6	—	12,171		(109)	— (a)	(418)	11,644	—		—	418
MainStay Epoch U.S. Equity Yield Fund Class I	3,248	—		(3,233)	(164)	149	—	—		—	—
MainStay Epoch U.S. Equity Yield Fund Class R6	—	1,765		(29)	— (a)	(34)	1,702	10		—	109
MainStay MAP Equity Fund Class I	13,894	573		(1,440)	46	(131)	12,942	—		—	311
MainStay MacKay International Opportunities Fund Class I (b)	17,819	2,615		(600)	151	(1,071)	18,914	—		—	2,054
MainStay MacKay Short Duration High Yield Fund Class I (c)	17,767	434		(276)	(3)	(142)	17,780	192		—	1,805
MainStay MacKay Total Return Bond Fund Class I (d)	2,179	—	(a)	(2,161)	5	(23)	—	1		—	—
MainStay MacKay Total Return Bond Fund Class R6 (d)	—	168		(10)	— (a)	— (a)	158	—	(a)	—	15
MainStay MacKay U.S. Equity Opportunities Fund Class I (e)	16,013	714		(1,642)	312	(441)	14,956	—		—	1,525
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class	50,730	—		(1,357)	(1)	(1,438)	47,934	—		—	5,532
MainStay VP Bond Portfolio Initial Class	114,189	7,254		(8,901)	(375)	(1,551)	110,616	—		—	7,861
MainStay VP Convertible Portfolio Initial Class	15,682	111		(1,029)	108	205	15,077	111		—	1,114
MainStay VP Cornerstone Growth Portfolio Initial Class	9,011	—		(565)	138	(13)	8,571	—		—	275
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	15,785	1,108		(1,914)	197	(1,267)	13,909	—		—	1,438
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	12,529	200		(1,005)	92	164	11,980	—		—	835
MainStay VP Emerging Markets Equity Portfolio Initial Class	47,814	2,478		(3,340)	1,315	(514)	47,322	—		—	4,560
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	9,635	2,477		(403)	52	(432)	11,330	—		—	729
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	17,267	200		(516)	77	(673)	16,355	—		—	1,273
MainStay VP Floating Rate Portfolio Initial Class	50,459	548		(3,307)	(67)	123	47,756	548		—	5,251
MainStay VP High Yield Corporate Bond Portfolio Initial Class	23,024	—		(3,487)	347	(421)	19,463	—		—	1,946
MainStay VP Indexed Bond Portfolio Initial Class	134,317	1,118		(13,139)	(216)	(2,108)	119,972	—		—	12,154
MainStay VP Large Cap Growth Portfolio Initial Class	14,478	—		(5,400)	1,352	(415)	10,015	—		—	395
MainStay VP Mid Cap Core Portfolio Initial Class	21,696	1,355		(922)	(7)	(316)	21,806	—		—	1,423
MainStay VP PIMCO Real Return Portfolio Initial Class	7,690	290		(18)	(1)	(62)	7,899	—		—	932
MainStay VP S&P 500 Index Portfolio Initial Class	13,353	5,550		(10,430)	1,145	(1,215)	8,403	—		—	163
MainStay VP Small Cap Core Portfolio Initial Class	15,114	349		(550)	133	(194)	14,852	—		—	1,136
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	17,938	861		(835)	38	(419)	17,583	—		—	1,278
MainStay VP Unconstrained Bond Portfolio Initial Class	23,667	684		(124)	(3)	(337)	23,887	193		—	2,410
	$856,224	$105,407		$(98,479)	$6,774	$(21,056)	$848,870	$1,773		$—

MainStay VP Moderate Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales		Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$19,481	$74	$—	$—		$(672)	$18,883	$77	$—	961
IQ 50 Percent Hedged FTSE International ETF	50,557	31,516	(3,628)	537		(2,701)	76,281	234	—	3,624
IQ Chaikin U.S. Large Cap ETF	175	38,372	(529)	4		(828)	37,194	118	—	1,484
IQ Chaikin U.S. Small Cap ETF	6,109	8,448	—	—		(585)	13,972	19	—	512
IQ Enhanced Core Bond U.S. ETF	812	592	(18)	(1)		(44)	1,341	6	—	71
IQ Enhanced Core Plus Bond U.S. ETF	58,877	12,287	(18,810)	(687)		(1,139)	50,528	280	—	2,620
IQ Global Resources ETF	15,614	176	—	—		(563)	15,227	—	—	553
IQ S&P High Yield Low Volatility Bond ETF	5,661	161	—	—		(138)	5,684	37	—	232
MainStay Cushing MLP Premier Fund Class I	8,116	320	(18)	(7)		(1,028)	7,383	220	—	675
MainStay Epoch Capital Growth Fund Class I	11,684	20	(85)	17		(16)	11,620	—	—	915
MainStay Epoch Global Choice Fund Class I	31,844	314	(348)	82		(1,161)	30,731	—	—	1,470
MainStay Epoch International Choice Fund Class I	43,321	946	(405)	28		(1,175)	42,715	—	—	1,217
MainStay Epoch U.S. All Cap Fund Class I	50,681	—	(51,620)	3,519		(2,580)	—	—	—	—
MainStay Epoch U.S. All Cap Fund Class R6	—	46,902	(249)	1		(1616)	45,038	—	—	1,615
MainStay Epoch U.S. Equity Yield Fund Class I	11,044	—	(10,944)	560		(660)	—	—	—	—
MainStay Epoch U.S. Equity Yield Fund Class R6	—	5,672	(79)	—	(a)	(111)	5,482	33	—	350
MainStay MAP Equity Fund Class I	53,962	769	(4,240)	161		(572)	50,080	—	—	1,205
MainStay MacKay International Opportunities Fund Class I (b)	51,245	2,796	(277)	38		(2,481)	51,321	—	—	5,572
MainStay MacKay Short Duration High Yield Fund Class I (c)	26,401	661	(149)	(3)		(212)	26,698	286	—	2,710
MainStay MacKay Total Return Bond Fund Class I (d)	9,311	12	(9,161)	(62)		(100)	—	19	—	—
MainStay MacKay Total Return Bond Fund Class R6 (d)	—	3,070	(21)	(0	)(a)	6	3,055	7	—	294
MainStay MacKay U.S. Equity Opportunities Fund Class I (e)	56,622	1,169	(3,986)	814		(1,388)	53,231	—	—	5,426
MainStay VP Absolute Return Multi-Strategy Portfolio Initial Class	49,704	133	(1,131)	(17)		(1,417)	47,272	—	—	5,455
MainStay VP Bond Portfolio Initial Class	181,498	11,917	(11,823)	(513)		(2,575)	178,504	—	—	12,686
MainStay VP Convertible Portfolio Initial Class	23,532	171	(867)	97		362	23,295	171	—	1,722
MainStay VP Cornerstone Growth Portfolio Initial Class	23,290	—	(428)	102		176	23,140	—	—	741
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	24,178	1,493	(286)	121		(2,084)	23,422	—	—	2,421
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	13,627	1,898	(576)	43		167	15,159	—	—	1,057
MainStay VP Emerging Markets Equity Portfolio Initial Class	86,991	1,044	(4,563)	677		803	84,952	—	—	8,186
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	17,825	16,780	—	—		(1,184)	33,421	—	—	2,152
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	38,312	—	(4,678)	14		(1,166)	32,482	—	—	2,529
MainStay VP Floating Rate Portfolio Initial Class	46,160	504	(3,214)	(7)		57	43,500	504	—	4,784
MainStay VP High Yield Corporate Bond Portfolio Initial Class	21,056	—	(9,071)	879		(936)	11,928	—	—	1,193
MainStay VP Indexed Bond Portfolio Initial Class	5,312	63	(2,521)	(85)		(18)	2,751	—	—	279
MainStay VP International Equity Portfolio Initial Class	6,723	2	(26)	6		(55)	6,650	—	—	384
MainStay VP Large Cap Growth Portfolio Initial Class	52,473	—	(15,201)	3,488		(143)	40,617	—	—	1,601
MainStay VP Mid Cap Core Portfolio Initial Class	53,699	857	(1,018)	(121)		(699)	52,718	—	—	3,439
MainStay VP PIMCO Real Return Portfolio Initial Class	10,168	178	(42)	(3)		(81)	10,220	—	—	1,207
MainStay VP S&P 500 Index Portfolio Initial Class	16,107	7,506	(12,885)	1,258		(1,462)	10,524	—	—	204
MainStay VP Small Cap Core Portfolio Initial Class	17,415	1,627	(45)	12		(175)	18,834	—	—	1,441
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	60,635	782	(1,144)	(2)		(1,389)	58,882	—	—	4,278
MainStay VP Unconstrained Bond Portfolio Initial Class	35,228	804	(30)	(1)		(502)	35,499	287	—	3,581
	$1,295,450	$200,036	$(174,116)	$10,949		$(32,085)	$1,300,234	$2,298	$—

MainStay VP Moderate Growth Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$33,589	$369	$—	$—	$(1,166)	$32,790	$134	$—	1,669
IQ 50 Percent Hedged FTSE International ETF	88,657	48,035	(801)	121	(3,877)	132,135	406	—	6,277
IQ Chaikin U.S. Large Cap ETF	12,132	56,589	—	—	(1,318)	67,403	214	—	2,689
IQ Chaikin U.S. Small Cap ETF	29,482	13,658	—	—	(1,494)	41,647	57	—	1,527
IQ Enhanced Core Plus Bond U.S. ETF	17,568	8,657	(17,285)	(509)	110	8,541	25	—	443
IQ Global Resources ETF	37,099	804	—	—	(1,349)	36,554	—	—	1,327
IQ S&P High Yield Low Volatility Bond ETF	15,045	31	(2,476)	(86)	(269)	12,245	94	—	499
MainStay Cushing MLP Premier Fund Class I	14,412	598	(36)	(13)	(1,826)	13,135	391	—	1,201
MainStay Epoch Capital Growth Fund Class I	20,004	170	(38)	8	(14)	20,130	—	—	1,585
MainStay Epoch Global Choice Fund Class I	54,185	189	(101)	32	(1,881)	52,424	—	—	2,508
MainStay Epoch International Choice Fund Class I	111,529	4,675	(1,703)	42	(3,087)	111,456	—	—	3,174
MainStay Epoch U.S. All Cap Fund Class I	108,552	—	(110,301)	6,318	(4,569)	—	—	—	—
MainStay Epoch U.S. All Cap Fund Class R6	—	107,024	(359)	1	(3,694)	102,972	—	—	3,693
MainStay Epoch U.S. Equity Yield Fund Class I	18,314	—	(18,155)	113	(272)	—	—	—	—
MainStay Epoch U.S. Equity Yield Fund Class R6	—	10,359	(166)	1	(203)	9,991	60	—	638
MainStay MAP Equity Fund Class I	115,197	488	(2,910)	297	(1,525)	111,547	—	—	2,685
MainStay MacKay International Opportunities Fund Class I (b)	130,043	8,333	(720)	45	(6,356)	131,345	—	—	14,261
MainStay MacKay Short Duration High Yield Fund Class I (c)	46,217	1,630	(2,388)	(30)	(343)	45,086	493	—	4,577
MainStay MacKay Total Return Bond Fund Class I (d)	3,488	7	(3,419)	(23)	(53)	—	9	—	—
MainStay MacKay Total Return Bond Fund Class R6 (d)	—	1,035	(23)	— (a)	2	1,014	2	—	98
MainStay MacKay U.S. Equity Opportunities Fund Class I (e)	127,678	—	(3,286)	578	(2,207)	122,763	—	—	12,514
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class	41,500	260	(1,802)	(21)	(1,172)	38,765	—	—	4,473
MainStay VP Bond Portfolio Initial Class	17,663	7,218	(16,013)	(508)	208	8,568	—	—	609
MainStay VP Convertible Portfolio Initial Class	40,930	372	(311)	28	721	41,740	306	—	3,085
MainStay VP Cornerstone Growth Portfolio Initial Class	52,266	—	(556)	134	478	52,322	—	—	1,676
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	63,760	413	(824)	125	(5,164)	58,310	—	—	6,027
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	65,384	—	(2,266)	315	920	64,353	—	—	4,488
MainStay VP Emerging Markets Equity Portfolio Initial Class	175,688	5,076	(7,931)	972	1,855	175,660	—	—	16,926
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	37,798	48,060	—	—	(3,174)	82,684	—	—	5,323
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	109,659	314	(5,376)	(122)	(3,552)	100,923	—	—	7,858
MainStay VP Floating Rate Portfolio Initial Class	78,516	923	(18,721)	304	(202)	60,820	812	—	6,688
MainStay VP High Yield Corporate Bond Portfolio Initial Class	28,469	—	(16,045)	1,547	(1,605)	12,366	—	—	1,236
MainStay VP International Equity Portfolio Initial Class	29,331	119	(308)	62	(268)	28,936	—	—	1,669
MainStay VP Large Cap Growth Portfolio Initial Class	105,986	—	(29,804)	6,404	367	82,953	—	—	3,270
MainStay VP Mid Cap Core Portfolio Initial Class	136,642	5,916	(1,333)	88	(2,486)	138,827	—	—	9,057
MainStay VP PIMCO Real Return Portfolio Initial Class	19,100	355	(178)	(12)	(144)	19,121	—	—	2,257
MainStay VP S&P 500 Index Portfolio Initial Class	18,317	13,310	(17,267)	1,755	(2,204)	13,911	—	—	270
MainStay VP Small Cap Core Portfolio Initial Class	78,699	119	(11,004)	2,834	(2,967)	67,681	—	—	5,177
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	137,974	285	(1,450)	249	(3,462)	133,597	—	—	9,707
MainStay VP Unconstrained Bond Portfolio Initial Class	61,165	1,559	(1,634)	(89)	(772)	60,229	488	—	6,076
	$2,282,039	$346,951	$(296,990)	$20,960	$(58,016)	$2,294,944	$3,491	$—

MainStay VP Growth Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ Depreciation	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE Europe ETF	$16,333	$694	$—	$—	$(593)	$16,434	$67	$—	837
IQ 50 Percent Hedged FTSE International ETF	42,701	5,242	(231)	35	(1,266)	46,481	143	—	2,208
IQ Chaikin U.S. Large Cap ETF	7,009	24,350	—	—	(939)	30,420	96	—	1,213
IQ Chaikin U.S. Small Cap ETF	39,400	1,433	(86)	11	(1,157)	39,601	54	—	1,452
IQ Global Resources ETF	22,198	1,112	(123)	19	(840)	22,366	—	—	812
MainStay Cushing MLP Premier Fund Class I	6,601	690	—	—	(889)	6,402	186	—	585
MainStay Epoch Capital Growth Fund Class I	9,836	204	(112)	21	(28)	9,921	—	—	781
MainStay Epoch Global Choice Fund Class I	23,593	351	(46)	7	(819)	23,086	—	—	1,105
MainStay Epoch International Choice Fund Class I	67,748	947	(983)	27	(1,837)	65,902	—	—	1,877
MainStay Epoch U.S. All Cap Fund Class I	68,617	—	(69,654)	3,286	(2,249)	—	—	—	—
MainStay Epoch U.S. All Cap Fund Class R6	—	67,611	(843)	3	(2,307)	64,464	—	—	2,312
MainStay Epoch U.S. Equity Yield Fund Class I	5,184	—	(5,072)	154	(57)	—	—	—	—
MainStay Epoch U.S. Equity Yield Fund Class R6	—	3,353	(476)	1	(770)	2,821	17	—	180
MainStay MAP Equity Fund Class I	73,392	950	(2,042)	(37)	(769)	71,493	—	—	1,721
MainStay MacKay International Opportunities Fund Class I (b)	78,057	1,729	(201)	15	(3,695)	75,905	—	—	8,242
MainStay MacKay U.S. Equity Opportunities Fund Class I (e)	74,927	190	(1,347)	236	(1,252)	72,754	—	—	7,416
MainStay VP Cornerstone Growth Portfolio Initial Class	45,676	—	(346)	83	446	45,859	—	—	1,469
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	54,294	1,818	(10,108)	2,382	(5,841)	42,545	—	—	4,398
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	37,815	—	(6,012)	357	402	32,562	—	—	2,271
MainStay VP Emerging Markets Equity Portfolio Initial Class	103,464	2,737	(4,868)	481	1,160	102,974	—	—	9,923
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	28,672	21,923	—	—	(1,864)	48,731	—	—	3,137
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	46,469	214	(2,135)	(93)	(1,526)	42,929	—	—	3,343
MainStay VP International Equity Portfolio Initial Class	17,776	—	(3,694)	871	(984)	13,969	—	—	806
MainStay VP Large Cap Growth Portfolio Initial Class	63,407	—	(16,910)	3,224	822	50,543	—	—	1,993
MainStay VP Mid Cap Core Portfolio Initial Class	66,131	5,132	(716)	(102)	(1,165)	69,280	—	—	4,520
MainStay VP S&P 500 Index Portfolio Initial Class	15,729	6,525	(12,448)	2,431	(2,583)	9,654	—	—	187
MainStay VP Small Cap Core Portfolio Initial Class	44,679	299	(1,208)	295	(566)	43,499	—	—	3,327
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	82,068	4,754	(1,361)	45	(2,180)	83,326	—	—	6,054
	$1,141,776	$152,258	$(141,022)	$13,752	$(32,843)	$1,133,921	$563	$—

(a)	Less than $500.
(b)	Prior to February 28, 2018, known as MainStay International Opportunities Fund Class I.
(c)	Prior to February 28, 2018, known as MainStay Short Duration High Yield Fund Class I.
(d)	Prior to February 28, 2018, known as MainStay Total Return Bond Fund Class I and Class R6, respectively.
(e)	Prior to February 28, 2018, known as MainStay U.S. Equity Opportunities Fund Class I.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP FUNDS TRUST

By: /s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer
Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer
Date:	May 25, 2018

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	May 25, 2018